2024 QUARTERLY REPORT
Russell Investment Company
July 31, 2024
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund (formerly, Multifactor Bond Fund) M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
24 of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 12
Sustainable Equity Fund 17
U.S. Strategic Equity Fund 25
U.S. Small Cap Equity Fund 33
Multifactor International Equity Fund 46
International Developed Markets Fund 58
Global Equity Fund 69
Emerging Markets Fund 79
Tax-Managed U.S. Large Cap Fund 89
Tax-Managed U.S. Mid & Small Cap Fund 95
Tax-Managed International Equity Fund 105
Tax-Managed Real Assets Fund 120
Opportunistic Credit Fund 128
Long Duration Bond Fund 171
Strategic Bond Fund 176
Investment Grade Bond Fund 215
Short Duration Bond Fund 235
Tax-Exempt High Yield Bond Fund 258
Tax-Exempt Bond Fund 328
Global Infrastructure Fund 402
Global Real Estate Securities Fund 407
Multi-Strategy Income Fund 411
Multi-Asset Growth Strategy Fund 440
Notes to Schedules of Investments 467
Notes to Quarterly Report 469
Russell Investment Company
Quarterly Report
July 31, 2024 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 13.0%
Amazon.com, Inc.(Æ) 72,579 13,571
Amerco, Inc. 2,602 166
AutoNation, Inc.(Æ) 934 178
AutoZone, Inc.(Æ) 64 201
Axon Enterprise, Inc.(Æ) 1,161 348
Bath & Body Works, Inc. 4,162 153
Best Buy Co., Inc. 4,578 396
BJ's Wholesale Club Holdings, Inc.(Æ) 3,092 272
BorgWarner, Inc. 4,356 154
Boyd Gaming Corp. 958 58
Bright Horizons Family Solutions, Inc.(Æ) 778 94
Brunswick Corp. 1,681 137
Burlington Stores, Inc.(Æ) 775 202
Caesars Entertainment, Inc.(Æ) 3,014 120
CarMax, Inc.(Æ) 589 50
Carnival Corp.(Æ) 4,360 73
Carvana Co.(Æ) 744 99
Cava Group, Inc.(Æ) 903 76
Charter Communications, Inc. Class A(Æ) 1,304 495
Chipotle Mexican Grill, Inc. Class A(Æ) 13,710 745
Churchill Downs, Inc. 896 129
Columbia Sportswear Co. 1,424 116
Comcast Corp. Class A 46,684 1,927
Costco Wholesale Corp. 3,212 2,640
Coupang, Inc.(Æ) 13,980 290
Crocs, Inc.(Æ) 1,308 176
Curtiss-Wright Corp. 796 235
Deckers Outdoor Corp.(Æ) 552 509
Dick's Sporting Goods, Inc. 1,199 259
Dollar General Corp. 2,996 361
Dollar Tree, Inc.(Æ) 1,028 107
Domino's Pizza, Inc. 555 238
DR Horton, Inc. 5,511 992
DraftKings, Inc. Class A(Æ) 5,415 200
eBay, Inc. 12,398 689
Expedia Group, Inc.(Æ) 705 90
FactSet Research Systems, Inc. 589 243
Five Below, Inc.(Æ) 1,155 84
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 124
Ford Motor Co. 43,769 474
Fox Corp. Class A 6,710 255
Freshpet, Inc.(Æ) 646 79
Gap, Inc. (The) 5,806 136
Garmin, Ltd. 3,060 524
General Motors Co. 20,114 891
Genuine Parts Co. 3,048 448
Grand Canyon Education, Inc.(Æ) 739 115
Harley-Davidson, Inc. 3,988 150
Hilton Worldwide Holdings, Inc. 2,109 453
Home Depot, Inc. (The) 5,764 2,122
Hubbell, Inc. Class B 850 336
Hyatt Hotels Corp. Class A 573 84
Interpublic Group of Cos., Inc. (The) 6,573 211
Kohl's Corp. 2,808 61
Las Vegas Sands Corp. 1,986 79
Lear Corp. 1,585 193
Leggett & Platt, Inc. 3,991 53
Lennar Corp. Class A 5,496 972
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Broadband Corp. Class C(Æ) 1,505 101
Liberty Media Corp.(Æ) 3,562 80
Liberty Media Corp. Class C(Æ) 1,030 40
Light & Wonder, Inc. Class A(Æ) 951 102
Lithia Motors, Inc. Class A 517 143
Live Nation Entertainment, Inc.(Æ) 808 78
Lowe's Cos., Inc. 2,140 525
Lululemon Athletica, Inc.(Æ) 1,084 280
Macy's, Inc. 6,087 105
Marriott International, Inc. Class A 1,040 236
Marriott Vacations Worldwide Corp. 1,284 109
McDonald's Corp. 1,498 398
MGM Resorts International(Æ) 4,953 213
Netflix, Inc. Class B(Æ) 2,859 1,796
New York Times Co. (The) Class A 3,614 194
News Corp. Class A 2,835 78
Nexstar Media Group, Inc. Class A 950 176
Nike, Inc. Class B 6,302 472
Norton LifeLock Inc. 8,496 221
nVent Electric PLC 2,045 149
NVR, Inc.(Æ) 56 482
Ollie's Bargain Outlet Holdings, Inc.(Æ) 869 85
Omnicom Group, Inc. 4,092 401
O'Reilly Automotive, Inc.(Æ) 183 206
Paramount Global Class B(Ñ) 8,551 98
Penske Automotive Group, Inc. 731 127
Polaris, Inc. 1,257 105
PulteGroup, Inc. 4,945 653
PVH Corp. 1,809 185
Ralph Lauren Corp. Class A 960 169
RB Global, Inc. 1,810 144
Ross Stores, Inc. 2,131 305
Royal Caribbean Cruises, Ltd. 2,031 318
Sensata Technologies Holding PLC 2,760 108
Service Corp. International 1,165 93
SharkNinja, Inc. 1,133 87
Skechers USA, Inc. Class A(Æ) 4,109 268
Tapestry, Inc. 5,878 236
Target Corp. 7,316 1,100
Tesla, Inc.(Æ) 15,462 3,588
Texas Roadhouse, Inc. Class A 1,392 243
Thor Industries, Inc. 1,181 125
TJX Cos., Inc. (The) 7,658 866
TKO Group Holdings, Inc. 1,264 138
Toll Brothers, Inc. 2,774 396
Tractor Supply Co. 1,788 471
Travel + Leisure Co. 2,210 102
TripAdvisor, Inc.(Æ) 4,785 84
Ulta Beauty, Inc.(Æ) 490 179
Walmart, Inc. 29,868 2,050
Walt Disney Co. (The) 7,562 709
Warner Bros Discovery, Inc.(Æ) 31,805 275
Wayfair, Inc. Class A(Æ) 2,138 116
Williams-Sonoma, Inc. 3,989 617
Wingstop, Inc. 532 199
Wynn Resorts, Ltd. 1,004 83
YETI Holdings, Inc.(Æ) 2,278 94
Yum! Brands, Inc. 1,171 156
55,790

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 3.8%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 130
Altria Group, Inc. 7,158 351
Aramark 2,461 84
Archer-Daniels-Midland Co. 8,216 509
BellRing Brands, Inc.(Æ) 1,450 74
Boston Beer Co., Inc. Class A(Æ) 154 43
Brown-Forman Corp. Class B 3,078 139
Bunge, Ltd. 2,164 228
Campbell Soup Co. 5,475 257
Casey's General Stores, Inc. 801 311
Celsius Holdings, Inc.(Æ) 3,312 155
Church & Dwight Co., Inc. 4,470 438
Clorox Co. (The) 1,330 176
Coca-Cola Bottling Co. 78 89
Coca-Cola Co. (The) 16,069 1,072
Colgate-Palmolive Co. 5,793 575
Conagra Brands, Inc. 10,844 329
CVS Health Corp. 13,048 787
elf Beauty, Inc.(Æ) 1,073 185
Estee Lauder Cos., Inc. (The) Class A 1,212 121
Flowers Foods, Inc. 4,901 110
General Mills, Inc. 7,604 511
Hershey Co. (The) 1,780 352
Hormel Foods Corp. 4,801 154
Ingredion, Inc. 2,664 331
JM Smucker Co. (The) 2,533 299
Kellanova 3,182 185
Keurig Dr Pepper, Inc. 3,871 133
Kimberly-Clark Corp. 3,112 420
Kraft Heinz Co. (The) 12,053 424
Kroger Co. (The) 17,251 940
McCormick & Co., Inc. 2,361 182
Molson Coors Beverage Co. Class B 2,296 121
Mondelez International, Inc. Class A 4,219 288
Monster Beverage Corp.(Æ) 9,029 465
PepsiCo, Inc. 6,447 1,113
Performance Food Group Co.(Æ) 2,304 159
Philip Morris International, Inc. 3,575 412
Post Holdings, Inc.(Æ) 969 106
Procter & Gamble Co. (The) 17,562 2,823
Reynolds Consumer Products, Inc. 3,726 104
Spectrum Brands Holdings, Inc. 1,008 85
Tyson Foods, Inc. Class A 6,679 407
US Foods Holding Corp.(Æ) 4,871 265
16,442
Energy - 4.2%
Antero Resources Corp.(Æ) 3,138 91
Baker Hughes Co. 10,313 399
Chevron Corp. 13,373 2,146
Coterra Energy, Inc. 17,492 451
Devon Energy Corp. 9,819 462
Diamondback Energy, Inc. 3,758 760
Eaton Corp. PLC 2,504 763
Enphase Energy, Inc.(Æ) 567 65
EOG Resources, Inc. 6,338 804
Exxon Mobil Corp. 35,223 4,177
First Solar, Inc.(Æ) 486 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Halliburton Co. 12,390 430
Hess Corp. 3,306 507
HF Sinclair Corp. 3,158 163
Kinder Morgan, Inc. 21,482 454
Marathon Oil Corp. 12,243 344
Marathon Petroleum Corp. 4,649 823
Matador Resources Co. 3,201 197
NOV, Inc. 8,403 175
Occidental Petroleum Corp. 7,319 445
ONEOK, Inc. 4,697 391
Phillips 66 3,923 571
Range Resources Corp. 7,436 232
Schlumberger NV 13,278 641
Southwestern Energy Co.(Æ) 16,631 107
Targa Resources Corp. 2,306 312
TechnipFMC PLC 5,930 175
Texas Pacific Land Corp. 393 332
Valero Energy Corp. 4,213 681
Weatherford International PLC 1,431 169
Williams Cos., Inc. (The) 8,794 378
17,750
Financial Services - 14.1%
Affiliated Managers Group, Inc. 468 87
Affirm Holdings, Inc.(Æ) 3,778 107
Aflac, Inc. 9,944 948
Alexandria Real Estate Equities, Inc.(ö) 731 86
Allstate Corp. (The) 3,656 626
Ally Financial, Inc. 4,692 211
American Express Co. 3,429 868
American Financial Group, Inc. 1,920 251
American Homes 4 Rent Class A(ö) 4,498 162
American International Group, Inc. 6,577 521
American Tower Corp.(ö) 809 178
Ameriprise Financial, Inc. 1,117 480
Aon PLC Class A 652 214
Apollo Global Management, Inc. 1,736 218
Arch Capital Group, Ltd.(Æ) 7,139 684
Ares Management Corp. Class A 946 145
Arthur J Gallagher & Co. 2,018 572
Assurant, Inc. 1,800 315
Assured Guaranty, Ltd. 1,461 120
AvalonBay Communities, Inc.(ö) 534 109
AXA Equitable Holdings 3,831 167
Axis Capital Holdings, Ltd. 2,038 154
Bank of America Corp. 55,360 2,232
Bank of New York Mellon Corp. (The) 10,790 702
Bank OZK 2,969 139
Berkshire Hathaway, Inc. Class B(Æ) 14,405 6,317
BlackRock, Inc. Class A 327 287
Blackstone, Inc. Class A 1,888 268
Blue Owl Capital, Inc. 5,065 97
Brown & Brown, Inc. 5,146 512
Capital One Financial Corp. 3,714 562
Carlyle Group, Inc. (The) 3,871 193
Cboe Global Markets, Inc. 1,983 364
CBRE Group, Inc. Class A(Æ) 981 111
Charles Schwab Corp. (The) 6,221 406
Chubb, Ltd. 4,621 1,274
Cincinnati Financial Corp. 3,838 501

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Citigroup, Inc. 14,938 969
Citizens Financial Group, Inc. 3,907 167
CME Group, Inc. Class A 1,156 224
Coinbase Global, Inc. Class A(Æ) 1,799 404
Commerce Bancshares, Inc. 2,880 186
Crown Castle, Inc.(ö) 1,687 186
CubeSmart(ö) 3,332 159
Cullen/Frost Bankers, Inc. 570 67
Digital Realty Trust, Inc.(ö) 1,481 221
Discover Financial Services 2,086 300
East West Bancorp, Inc. 2,379 209
EastGroup Properties, Inc.(ö) 625 117
EPR Properties(ö) 2,953 133
Equinix, Inc.(ö) 260 205
Equity LifeStyle Properties, Inc. Class A(ö) 1,554 107
Equity Residential(ö) 2,648 184
Essex Property Trust, Inc.(ö) 677 188
Evercore, Inc. Class A 875 219
Everest Re Group, Ltd. 1,032 405
Fidelity National Financial, Inc. 2,482 138
Fifth Third Bancorp 9,428 399
First American Financial Corp. 870 53
First Citizens BancShares, Inc. Class A 215 449
First Industrial Realty Trust, Inc.(ö) 2,309 126
FNB Corp. 8,481 130
Franklin Resources, Inc. 2,432 56
Gaming and Leisure Properties, Inc.(ö) 2,816 141
Globe Life, Inc. 1,187 110
Goldman Sachs Group, Inc. (The) 3,376 1,719
Hanover Insurance Group, Inc. (The) 899 124
Hartford Financial Services Group, Inc. 6,612 733
Host Hotels & Resorts, Inc.(ö) 8,665 152
Houlihan Lokey, Inc. Class A 1,484 223
Huntington Bancshares, Inc. 12,415 186
Interactive Brokers Group, Inc. Class A 1,592 190
Intercontinental Exchange, Inc. 2,021 306
Invesco, Ltd. 3,200 55
Invitation Homes, Inc.(ö) 5,588 197
Iron Mountain, Inc.(ö) 1,415 145
Janus Henderson Group PLC 3,858 144
Jefferies Financial Group, Inc. 4,032 236
Jones Lang LaSalle, Inc.(Æ) 1,092 274
JPMorgan Chase & Co. 23,535 5,008
KeyCorp 7,945 128
Kinsale Capital Group, Inc. 429 196
KKR & Co., Inc. Class A 3,324 410
Lincoln National Corp. 2,213 74
Loews Corp. 4,252 340
LPL Financial Holdings, Inc. 1,769 392
M&T Bank Corp. 2,093 360
Markel Group, Inc.(Æ) 210 344
Marsh & McLennan Cos., Inc. 3,863 860
MasterCard, Inc. Class A 5,094 2,362
MetLife, Inc. 5,754 442
MGIC Investment Corp. 6,951 173
Mid-America Apartment Communities, Inc.
(ö) 1,198 167
Morgan Stanley 10,951 1,130
Morningstar, Inc. 560 178
Nasdaq, Inc. 2,871 194
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NET Lease Office Properties(ö) 1 —
New Residential Investment Corp.(ö) 10,404 121
New York Community Bancorp, Inc. 3,631 38
NNN REIT, Inc.(ö) 2,921 131
Northern Trust Corp. 1,928 171
NU Holdings, Ltd. Class A(Æ) 34,779 422
Old Republic International Corp. 9,249 320
OneMain Holdings, Inc. 2,166 113
Pinnacle Financial Partners, Inc. 564 54
PNC Financial Services Group, Inc. (The) 4,765 863
Primerica, Inc. 372 94
Principal Financial Group, Inc. 3,264 266
Progressive Corp. (The) 5,562 1,191
Prosperity Bancshares, Inc. 1,736 126
Prudential Financial, Inc. 3,290 412
Public Storage(ö) 711 210
Raymond James Financial, Inc. 2,641 306
Realty Income Corp.(ö) 2,890 166
Regions Financial Corp. 8,529 191
Reinsurance Group of America, Inc. Class A 1,128 254
RenaissanceRe Holdings, Ltd. 761 177
Rexford Industrial Realty, Inc.(ö) 1,258 63
RLI Corp. 826 124
Robinhood Markets, Inc. Class A(Æ) 7,915 163
Ryan Specialty Holdings, Inc. Class A 2,578 159
SEI Investments Co. 2,431 165
Simon Property Group, Inc.(ö) 1,497 230
State Street Corp. 4,125 351
Stifel Financial Corp. 2,356 209
Synchrony Financial 7,526 382
T Rowe Price Group, Inc. 3,141 359
Tradeweb Markets, Inc. Class A 2,563 286
Travelers Cos., Inc. (The) 3,261 706
Truist Financial Corp. 8,924 399
Unum Group 4,137 238
US Bancorp 13,154 590
VICI Properties, Inc.(ö) 15,394 481
Visa, Inc. Class A 11,315 3,006
Voya Financial, Inc. 1,947 142
Webster Financial Corp. 1,472 73
Welltower, Inc.(ö) 2,029 226
Western Alliance Bancorp 1,882 151
Western Union Co. (The) 14,174 169
White Mountains Insurance Group, Ltd. 88 157
Willis Towers Watson PLC 380 107
Wintrust Financial Corp. 1,435 155
WP Carey, Inc.(ö) 1,744 101
WR Berkley Corp. 8,633 476
XP, Inc. Class A 6,822 117
60,293
Health Care - 9.5%
10X Genomics, Inc. Class A(Æ) 1,581 33
Abbott Laboratories 6,865 727
AbbVie, Inc. 11,129 2,062
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 3,513 497
Align Technology, Inc.(Æ) 1,190 276
Alnylam Pharmaceuticals, Inc.(Æ) 590 140
Amgen, Inc. 1,501 499

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apellis Pharmaceuticals, Inc.(Æ) 1,668 66
Baxter International, Inc. 8,031 288
Becton Dickinson & Co. 756 182
Biogen, Inc.(Æ) 1,791 382
BioMarin Pharmaceutical, Inc.(Æ) 845 71
Boston Scientific Corp.(Æ) 11,555 854
Bristol-Myers Squibb Co. 4,097 195
Bruker Corp. 1,849 127
Cardinal Health, Inc. 2,077 209
Cencora, Inc. Class A 1,261 300
Centene Corp.(Æ) 7,221 555
Chemed Corp. 327 187
Cigna Group (The) 4,343 1,514
Cooper Cos, Inc. (The)(Æ) 1,609 150
Danaher Corp. 2,706 750
DaVita HealthCare Partners, Inc.(Æ) 1,341 183
DexCom, Inc.(Æ) 1,645 112
Doximity, Inc. Class A(Æ) 3,621 101
Edwards Lifesciences Corp.(Æ) 3,486 220
Elevance Health, Inc. 2,788 1,483
Eli Lilly & Co. 6,477 5,209
Encompass Health Corp. 2,149 200
Exact Sciences Corp.(Æ) 2,535 116
Exelixis, Inc.(Æ) 6,865 161
Gilead Sciences, Inc. 3,174 241
Globus Medical, Inc. Class A(Æ) 1,561 112
HCA Healthcare, Inc. 2,066 750
Henry Schein, Inc.(Æ) 3,867 278
Hologic, Inc.(Æ) 2,993 244
IDEXX Laboratories, Inc.(Æ) 642 306
Incyte Corp.(Æ) 4,092 266
Inspire Medical Systems, Inc.(Æ) 701 99
Insulet Corp.(Æ) 330 64
Intuitive Surgical, Inc.(Æ) 2,262 1,006
IQVIA, Inc.(Æ) 282 69
Jazz Pharmaceuticals PLC(Æ) 1,492 165
Johnson & Johnson 16,130 2,546
Labcorp Holdings, Inc. 1,140 246
McKesson Corp. 938 579
Medpace Holdings, Inc.(Æ) 369 141
Medtronic PLC 6,637 533
Merck & Co., Inc. 19,684 2,227
Moderna, Inc.(Æ) 2,656 317
Molina Healthcare, Inc.(Æ) 1,190 406
Natera, Inc.(Æ) 1,758 180
Neurocrine Biosciences, Inc.(Æ) 1,742 247
Organon & Co. 4,220 92
Penumbra, Inc.(Æ) 693 116
Pfizer, Inc. 33,708 1,030
Qiagen NV(Æ) 2,793 124
Quest Diagnostics, Inc. 2,005 285
QuidelOrtho Corp.(Æ) 1,061 42
Regeneron Pharmaceuticals, Inc.(Æ) 515 556
ResMed, Inc. 2,046 436
Royalty Pharma PLC Class A 4,157 117
STERIS PLC 1,031 246
Stryker Corp. 2,617 857
Tenet Healthcare Corp.(Æ) 2,288 343
Thermo Fisher Scientific, Inc. 1,462 897
United Therapeutics Corp.(Æ) 1,381 433
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
UnitedHealth Group, Inc. 5,445 3,137
Universal Health Services, Inc. Class B 1,894 405
Veeva Systems, Inc. Class A(Æ) 1,849 355
Vertex Pharmaceuticals, Inc.(Æ) 2,181 1,081
Viatris, Inc. 20,153 243
Waters Corp.(Æ) 456 153
West Pharmaceutical Services, Inc. 671 205
Zimmer Biomet Holdings, Inc. 1,340 149
Zoetis, Inc. Class A 2,474 445
40,618
Materials and Processing - 4.9%
Acuity Brands, Inc. 1,348 339
Advanced Drainage Systems, Inc. 1,253 222
Air Products & Chemicals, Inc. 860 227
Allegheny Technologies, Inc.(Æ) 1,492 101
Amcor PLC 24,976 263
AptarGroup, Inc. 1,817 267
Armstrong World Industries, Inc. 1,302 171
Axalta Coating Systems, Ltd.(Æ) 3,368 120
AZEK Co., Inc. (The)(Æ) 2,220 100
Ball Corp. 3,170 202
Berry Plastics Group, Inc. 3,115 205
Builders FirstSource, Inc.(Æ) 2,997 502
Carrier Global Corp. 4,278 291
Celanese Corp. Class A 2,054 290
CF Industries Holdings, Inc. 4,628 354
Cleveland-Cliffs, Inc.(Æ) 11,506 177
Copart, Inc.(Æ) 10,796 565
Core & Main, Inc. Class A(Æ) 3,303 177
CRH PLC 10,668 914
Crown Holdings, Inc. 1,276 113
Darling Ingredients, Inc.(Æ) 3,004 119
Dow, Inc. 9,994 544
DuPont de Nemours, Inc. 4,061 340
Eagle Materials, Inc. 221 60
Eastman Chemical Co. 3,017 312
Ecolab, Inc. 3,075 709
Fastenal Co. 6,291 445
Ferguson PLC 1,724 384
FMC Corp. 2,508 146
Fortune Brands Innovations, Inc. 3,055 247
Freeport-McMoRan, Inc. 8,600 390
General Electric Co. 3,276 558
Graphic Packaging Holding Co. 8,332 251
International Flavors & Fragrances, Inc. 2,507 249
International Paper Co. 4,622 215
ITT, Inc. 2,131 301
Johnson Controls International PLC 2,362 169
Lennox International, Inc. 415 242
Linde PLC 1,148 521
LKQ Corp. 3,445 143
Louisiana-Pacific Corp. 1,791 176
LyondellBasell Industries Class A 3,533 351
Martin Marietta Materials, Inc. 876 520
Masco Corp. 1,804 140
MDU Resources Group, Inc. 8,090 218
Mohawk Industries, Inc.(Æ) 1,194 192
Mosaic Co. (The) 7,149 213
NewMarket Corp. 220 123

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nucor Corp. 4,057 661
Olin Corp. 2,482 113
Owens Corning 2,942 548
Packaging Corp. of America 1,690 338
Pool Corp. 497 186
PPG Industries, Inc. 3,021 384
Reliance Steel & Aluminum Co. 1,585 483
RPM International, Inc. 2,789 339
Sealed Air Corp. 2,698 103
Sherwin-Williams Co. (The) 1,383 485
Silgan Holdings, Inc. 1,496 77
SiteOne Landscape Supply, Inc.(Æ) 890 131
Smurfit WestRock PLC 4,791 215
Sonoco Products Co. 2,989 161
Southern Copper Corp. 1,641 175
Steel Dynamics, Inc. 4,113 548
Timken Co. (The) 1,875 163
Trane Technologies PLC 2,413 807
Trex Co., Inc.(Æ) 2,909 243
United States Steel Corp. 5,801 238
Vulcan Materials Co. 1,558 428
Watsco, Inc. 381 186
Westlake Chemical Corp. 1,119 165
21,055
Producer Durables - 8.3%
AECOM 968 88
AGCO Corp. 1,309 124
Alaska Air Group, Inc.(Æ) 2,680 101
Allison Transmission Holdings, Inc. Class A 3,020 268
American Airlines Group, Inc.(Æ) 3,856 41
Ametek, Inc. 1,067 185
Amphenol Corp. Class A 11,809 759
AO Smith Corp. 2,630 224
Aptiv PLC(Æ) 3,806 264
Automatic Data Processing, Inc. 1,832 481
Avery Dennison Corp. 1,717 372
Block, Inc. Class A(Æ) 2,703 167
Boeing Co. (The)(Æ) 785 150
Booz Allen Hamilton Holding Corp. Class A 1,620 232
BWX Technologies, Inc. 1,651 164
Carlisle Cos., Inc. 591 247
Caterpillar, Inc. 2,086 722
CH Robinson Worldwide, Inc. 1,428 127
Cintas Corp. 1,094 836
Clean Harbors, Inc.(Æ) 605 144
CNH Industrial NV 12,563 134
Comfort Systems USA, Inc. 722 240
Corpay, Inc.(Æ) 702 205
Crane Co. 1,350 217
CSX Corp. 6,959 244
Cummins, Inc. 2,894 844
Deere & Co. 1,156 430
Delta Air Lines, Inc. 13,255 570
Donaldson Co., Inc. 3,080 230
Dover Corp. 2,462 454
EMCOR Group, Inc. 1,110 417
Emerson Electric Co. 4,693 550
Equifax, Inc. 356 99
Expeditors International of Washington, Inc. 2,971 371
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FedEx Corp. 3,909 1,181
Flowserve Corp. 2,897 146
Fortive Corp. 2,382 171
FTI Consulting, Inc.(Æ) 647 141
Gartner, Inc.(Æ) 521 261
Generac Holdings, Inc.(Æ) 620 97
General Dynamics Corp. 824 246
Gentex Corp. 4,499 140
Global Payments, Inc. 2,274 231
Graco, Inc. 3,531 300
H&R Block, Inc. 2,423 140
Heico Corp. 1,135 274
Heico Corp. Class A 634 121
Honeywell International, Inc. 1,590 326
Howmet Aerospace, Inc. 4,695 449
Huntington Ingalls Industries, Inc. 937 262
IDEX Corp. 987 206
Illinois Tool Works, Inc. 1,541 381
Ingersoll Rand, Inc. 3,064 308
Jacobs Solutions, Inc. 1,892 277
JB Hunt Transport Services, Inc. 1,458 252
Keysight Technologies, Inc.(Æ) 2,226 311
Kirby Corp.(Æ) 704 86
Knight-Swift Transportation Holdings, Inc. 3,245 177
L3Harris Technologies, Inc. 1,557 353
Lamb Weston Holdings, Inc. 1,525 92
Landstar System, Inc. 943 179
Lincoln Electric Holdings, Inc. 1,002 206
Littelfuse, Inc. 229 61
ManpowerGroup, Inc. 1,782 136
MarketAxess Holdings, Inc. 417 93
MasTec, Inc.(Æ) 832 92
Mettler-Toledo International, Inc.(Æ) 130 198
Middleby Corp.(Æ) 1,011 137
Moody's Corp. 918 419
MSA Safety, Inc. 679 128
MSC Industrial Direct Co., Inc. Class A 2,020 180
Murphy USA, Inc. 479 242
Nordson Corp. 1,181 296
Norfolk Southern Corp. 764 191
Northrop Grumman Corp. 479 232
Old Dominion Freight Line, Inc. 1,611 339
Oshkosh Corp. 1,844 200
Otis Worldwide Corp. 3,562 337
PACCAR Financial Corp. 10,295 1,016
Parker-Hannifin Corp. 1,090 612
Paychex, Inc. 3,042 389
Paylocity Holding Corp.(Æ) 727 109
PayPal Holdings, Inc.(Æ) 6,969 458
Pentair PLC 2,389 210
Quanta Services, Inc. 1,243 330
RBC Bearings, Inc.(Æ) 407 118
Regal Rexnord Corp. 1,252 201
Republic Services, Inc. Class A 2,312 449
Robert Half, Inc. 3,815 245
Rollins, Inc. 4,870 233
Ryder System, Inc. 1,559 218
S&P Global, Inc. 1,216 589
Saia, Inc.(Æ) 394 165
Snap-on, Inc. 1,594 458

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southwest Airlines Co. 7,960 214
Stanley Black & Decker, Inc. 1,306 138
Teledyne Technologies, Inc.(Æ) 499 210
Tetra Tech, Inc. 1,137 242
Textron, Inc. 3,463 322
Toast, Inc. Class A(Æ) 6,948 182
TopBuild Corp.(Æ) 783 375
Toro Co. (The) 1,187 114
Trade Desk, Inc. (The) Class A(Æ) 5,431 488
TransDigm Group, Inc. 346 448
Trimble Navigation, Ltd.(Æ) 1,925 105
Union Pacific Corp. 1,488 367
United Airlines, Inc.(Æ) 7,307 332
United Parcel Service, Inc. Class B 3,218 420
United Rentals, Inc. 977 740
Veralto Corp. 2,155 230
Verisk Analytics, Inc. Class A 1,109 290
Vertiv Holdings Co. Class A 4,405 347
Vontier Corp. 4,598 180
Waste Management, Inc. 2,287 463
WESCO International, Inc. 1,268 222
Westinghouse Air Brake Technologies Corp. 2,594 418
WEX, Inc.(Æ) 273 50
WillScot Mobile Mini Holdings Corp.(Æ) 2,760 113
Woodward, Inc. 844 132
WW Grainger, Inc. 437 427
XPO, Inc.(Æ) 2,385 274
Xylem, Inc. 3,936 525
Zebra Technologies Corp. Class A(Æ) 443 156
35,620
Technology - 35.0%
Accenture PLC Class A 2,755 911
Adobe, Inc.(Æ) 1,863 1,028
Advanced Micro Devices, Inc.(Æ) 4,661 673
Airbnb, Inc. Class A(Æ) 2,225 311
Akamai Technologies, Inc.(Æ) 4,788 471
Allegion PLC 1,269 174
Alphabet, Inc. Class A 58,641 10,059
Alphabet, Inc. Class C 28,937 5,010
Amdocs, Ltd. 5,094 446
Amkor Technology, Inc. 2,896 95
Analog Devices, Inc. 1,447 335
Appfolio, Inc. Class A(Æ) 375 83
Apple, Inc. 114,595 25,449
Applied Materials, Inc. 5,415 1,149
AppLovin Corp. Class A(Æ) 3,954 305
Arista Networks, Inc.(Æ) 2,752 954
Arrow Electronics, Inc.(Æ) 2,173 269
Atlassian Corp. Class A(Æ) 1,107 195
Autodesk, Inc.(Æ) 1,719 425
Avnet, Inc. 2,960 159
Bentley Systems, Inc. Class B 2,353 115
Bill.com Holdings, Inc.(Æ) 1,598 80
Bio Techne Corp. 2,190 179
Booking Holdings, Inc. 308 1,144
Broadcom, Inc. 33,464 5,377
Broadridge Financial Solutions, Inc. 644 138
CACI International, Inc. Class A(Æ) 435 201
Cadence Design Systems, Inc.(Æ) 3,033 812
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CDW Corp. 1,040 227
Ciena Corp.(Æ) 2,705 143
Cirrus Logic, Inc.(Æ) 1,237 161
Cisco Systems, Inc. 70,761 3,428
Cloudflare, Inc. Class A(Æ) 1,558 121
Cognex Corp. 1,909 95
Cognizant Technology Solutions Corp.
Class A 14,072 1,065
Coherent Corp.(Æ) 1,160 81
Concentrix Corp. 1,748 123
Confluent, Inc. Class A(Æ) 3,052 76
Corning, Inc. 4,345 174
Crowdstrike Holdings, Inc. Class A(Æ) 1,951 453
Datadog, Inc. Class A(Æ) 2,748 320
Dell Technologies, Inc. Class C 1,898 216
DocuSign, Inc.(Æ) 2,625 146
Dolby Laboratories, Inc. Class A 1,887 149
DoorDash, Inc. Class A(Æ) 1,668 185
DoubleVerify Holdings, Inc.(Æ) 2,734 58
DXC Technology Co.(Æ) 7,076 144
Dynatrace, Inc.(Æ) 4,217 185
Elastic NV(Æ) 1,028 113
Electronic Arts, Inc. 2,030 306
Entegris, Inc. 1,787 211
EPAM Systems, Inc.(Æ) 599 129
F5, Inc.(Æ) 1,960 399
Fair Isaac Corp.(Æ) 225 360
Fidelity National Information Services, Inc. 4,394 338
Fiserv, Inc.(Æ) 4,146 678
Five9, Inc.(Æ) 1,943 87
Fortinet, Inc.(Æ) 2,675 155
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 5,516 191
Gitlab, Inc. Class A(Æ) 1,763 90
GlobalFoundries, Inc.(Æ) 1,706 87
Globant SA(Æ) 549 107
GoDaddy, Inc. Class A(Æ) 1,745 254
Guidewire Software, Inc.(Æ) 1,043 156
Hewlett Packard Enterprise Co. 25,755 513
HP, Inc. 18,446 666
HubSpot, Inc.(Æ) 567 282
Intel Corp. 14,858 457
International Business Machines Corp. 3,823 735
Intuit, Inc. 1,730 1,120
Jabil Circuit, Inc. 2,422 273
Jack Henry & Associates, Inc. 1,389 238
Juniper Networks, Inc. 4,288 162
KLA Corp. 509 419
Kyndryl Holdings, Inc.(Æ) 4,279 115
Lam Research Corp. 767 707
Lattice Semiconductor Corp.(Æ) 1,297 69
Leidos Holdings, Inc. 2,559 369
Manhattan Associates, Inc.(Æ) 1,157 295
Maplebear, Inc.(Æ) 2,511 87
Marvell Technology, Inc. 3,117 209
Match Group, Inc.(Æ) 3,272 125
Meta Platforms, Inc. Class A 16,707 7,933
Microchip Technology, Inc. 3,289 292
Micron Technology, Inc. 4,029 442
Microsoft Corp. 61,055 25,542

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MicroStrategy, Inc. Class A(Æ) 111 179
MKS Instruments, Inc. 635 80
MongoDB, Inc.(Æ) 300 76
Monolithic Power Systems, Inc. 640 552
Motorola Solutions, Inc. 1,524 608
MSCI, Inc. Class A 274 148
NetApp, Inc. 3,909 496
Nutanix, Inc. Class A(Æ) 3,332 168
NVIDIA Corp. 190,881 22,337
Okta, Inc.(Æ) 1,737 163
ON Semiconductor Corp.(Æ) 3,635 284
Onto Innovation, Inc.(Æ) 549 105
Oracle Corp. 5,559 775
Palantir Technologies, Inc. Class A(Æ) 20,780 559
Palo Alto Networks, Inc.(Æ) 2,502 812
Paycom Software, Inc. 859 143
Pinterest, Inc. Class A(Æ) 10,372 331
Procore Technologies, Inc.(Æ) 1,843 131
PTC, Inc.(Æ) 1,103 196
Pure Storage, Inc. Class A(Æ) 6,534 392
Qorvo, Inc.(Æ) 1,366 164
QUALCOMM, Inc. 9,578 1,733
Roku, Inc.(Æ) 2,781 162
Roper Technologies, Inc. 611 333
Salesforce, Inc. 4,795 1,241
Science Applications International Corp. 741 92
ServiceNow, Inc.(Æ) 1,349 1,099
Skyworks Solutions, Inc. 4,193 476
Smartsheet, Inc. Class A(Æ) 3,071 147
Snowflake, Inc. Class A(Æ) 1,513 197
Spotify Technology SA(Æ) 2,023 696
SS&C Technologies Holdings, Inc. 5,185 378
Super Micro Computer, Inc.(Æ) 655 460
SYNNEX Corp. 2,330 278
Synopsys, Inc.(Æ) 1,319 736
Teradata Corp.(Æ) 2,887 94
Teradyne, Inc. 2,543 333
Texas Instruments, Inc. 6,547 1,334
Twilio, Inc. Class A(Æ) 2,477 146
Tyler Technologies, Inc.(Æ) 705 400
Uber Technologies, Inc.(Æ) 4,356 281
UiPath, Inc. Class A(Æ) 7,321 89
Universal Display Corp. 549 122
VeriSign, Inc.(Æ) 1,110 208
Western Digital Corp.(Æ) 4,062 272
Workday, Inc. Class A(Æ) 1,703 387
Zoom Video Communications, Inc. Class
A(Æ) 6,359 384
Zscaler, Inc.(Æ) 526 94
149,679
Utilities - 3.4%
Alliant Energy Corp. 2,196 122
Ameren Corp. 4,176 331
American Electric Power Co., Inc. 6,964 683
American Water Works Co., Inc. 1,310 186
Antero Midstream Corp. 3,209 46
APA Corp. 2,785 87
AT&T, Inc. 71,555 1,377
Atmos Energy Corp. 1,077 138
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avangrid, Inc. 1,400 50
Chesapeake Energy Corp. 1,500 115
Chord Energy Corp. 1,509 259
Civitas Resources, Inc. 1,545 108
CMS Energy Corp. 2,460 159
ConocoPhillips 9,091 1,011
Consolidated Edison, Inc. 4,677 456
Constellation Energy Generation LLC 2,228 423
Dominion Energy, Inc. 1,768 95
DTE Energy Co. 3,058 369
Duke Energy Corp. 1,898 207
Edison International 2,494 200
Entergy Corp. 3,975 461
Essential Utilities, Inc. 2,076 84
Eversource Energy 2,150 140
Exelon Corp. 14,397 536
FirstEnergy Corp. 8,785 368
IDACORP, Inc. 1,323 129
Iridium Communications, Inc. 1,700 49
National Fuel Gas Co. 3,411 200
NRG Energy, Inc. 5,388 405
Ovintiv, Inc. 6,684 310
Permian Resources Corp. 18,155 279
PG&E Corp. 15,901 290
Pinnacle West Capital Corp. 2,279 195
PPL Corp. 4,125 123
Public Service Enterprise Group, Inc. 1,235 99
Sempra Energy 7,421 594
Southern Co. (The) 4,579 382
T-Mobile USA, Inc. 2,550 465
UGI Corp. 2,585 64
Verizon Communications, Inc. 38,215 1,548
Vistra Corp. 4,474 354
WEC Energy Group, Inc. 4,763 410
Xcel Energy, Inc. 8,157 475
14,382
Total Common Stocks
(cost $191,073) 411,629
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 15,909,613
(∞)
15,906
Total Short-Term Investments
(cost $15,907) 15,906
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 95,450
(∞)
95
Total Other Securities
(cost $95) 95
Total Investments - 99.9%
(identified cost $207,075) 427,630
Other Assets and Liabilities,
Net - 0.1%
420
Net Assets - 100.0%
428,050

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 51 USD 14,173 09/24 (102)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (102)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 55,790 $ — $ —
$ —
$ 55,790
Consumer Staples 16,442 — —
—
16,442
Energy 17,750 — —
—
17,750
Financial Services 60,293 — —
—
60,293
Health Care 40,618 — —
—
40,618
Materials and Processing 21,055 — —
—
21,055
Producer Durables 35,620 — —
—
35,620
Technology 149,679 — —
—
149,679
Utilities 14,382 — —
—
14,382
Short-Term Investments — — — 15,906 15,906
Other Securities — — — 95 95
Total Investments
411,629 — — 16,001 427,630
Other Financial Instruments
Liabilities
Futures Contracts (102) — — — (102)
Total Other Financial Instruments
*
$ (102) $ — $ — $ — $ (102)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,967 $ 169,506 $ 170,564 $ (3) $ — $ 15,906 $ 628 $ —
U.S. Cash Collateral Fund 96 7,252 7,253 — — 95 14 —
$ 17,063 $ 176,758 $ 177,817 $ (3) $ — $ 16,001 $ 642 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 92.3%
Consumer Discretionary - 6.4%
Autoliv, Inc. 3,026 306
Best Buy Co., Inc. 3,754 325
Comcast Corp. Class A 50,653 2,090
Dollar Tree, Inc.(Æ) 1,403 146
eBay, Inc. 8,444 470
Ford Motor Co. 12,595 136
General Motors Co. 33,219 1,472
Hubbell, Inc. Class B 753 298
Lennar Corp. Class A 1,653 293
Liberty Media Corp.(Æ) 24,527 552
Lithia Motors, Inc. Class A 1,897 524
McDonald's Corp. 1,139 302
New York Times Co. (The) Class A 6,899 370
Nike, Inc. Class B 3,209 240
PulteGroup, Inc. 3,932 519
Ralph Lauren Corp. Class A 1,072 188
Raytheon Technologies Corp. 2,689 316
RB Global, Inc. 3,596 286
Target Corp. 3,600 542
Walmart, Inc. 16,617 1,141
Walt Disney Co. (The) 17,409 1,631
Yum! Brands, Inc. 849 113
12,260
Consumer Staples - 10.8%
Altria Group, Inc. 5,581 274
Ambev SA - ADR(Æ) 255,288 526
Archer-Daniels-Midland Co. 13,931 864
Church & Dwight Co., Inc. 1,677 164
Coca-Cola Co. (The) 6,779 452
Coca-Cola Europacific Partners PLC 12,426 917
Colgate-Palmolive Co. 3,964 393
Conagra Brands, Inc. 29,074 882
CVS Health Corp. 52,653 3,177
Estee Lauder Cos., Inc. (The) Class A 2,251 224
General Mills, Inc. 3,995 268
Hershey Co. (The) 699 138
Kenvue, Inc. 18,950 350
Kraft Heinz Co. (The) 32,457 1,143
Kroger Co. (The) 39,241 2,139
Molson Coors Beverage Co. Class B 16,335 863
Mondelez International, Inc. Class A 4,149 284
PepsiCo, Inc. 2,457 424
Philip Morris International, Inc. 26,182 3,015
Procter & Gamble Co. (The) 12,343 1,984
Tyson Foods, Inc. Class A 35,026 2,133
Walgreens Boots Alliance, Inc. 10,383 123
20,737
Energy - 7.8%
BP PLC - ADR 32,656 1,156
Canadian Natural Resources, Ltd. 18,424 654
Chevron Corp. 9,892 1,587
Coterra Energy, Inc. 13,842 357
Devon Energy Corp. 10,073 474
Eaton Corp. PLC 1,897 578
Enbridge, Inc. 47,320 1,771
EOG Resources, Inc. 3,455 438
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exxon Mobil Corp. 14,897 1,767
Hess Corp. 13,033 1,999
Kinder Morgan, Inc. 6,947 147
Magna International, Inc. Class A 15,916 706
Marathon Petroleum Corp. 2,648 469
ONEOK, Inc. 3,284 274
Phillips 66 9,271 1,349
Schlumberger NV 6,676 322
Shell PLC - ADR 14,059 1,029
15,077
Financial Services - 21.4%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 14,903 1,400
Aflac, Inc. 3,730 356
AGNC Investment Corp.(ö) 25,366 254
Allstate Corp. (The) 11,295 1,933
American Express Co. 824 208
American Financial Group, Inc. 2,149 281
American International Group, Inc. 3,072 243
Aon PLC Class A 554 182
Arch Capital Group, Ltd.(Æ) 5,069 485
AvalonBay Communities, Inc.(ö) 1,090 223
Bank of America Corp. 36,237 1,461
Bank of Nova Scotia (The) 16,522 771
Berkshire Hathaway, Inc. Class B(Æ) 7,879 3,455
BlackRock, Inc. Class A 708 620
Brown & Brown, Inc. 3,178 316
CBRE Group, Inc. Class A(Æ) 2,021 228
Charles Schwab Corp. (The) 4,451 290
Chubb, Ltd. 7,088 1,954
Citigroup, Inc. 45,401 2,946
CME Group, Inc. Class A 1,729 335
Corporate Office Properties Trust(ö) 19,180 556
Crown Castle, Inc.(ö) 1,019 112
Cullen/Frost Bankers, Inc. 1,076 126
Digital Realty Trust, Inc.(ö) 1,587 237
Equinix, Inc.(ö) 368 291
Equity Residential(ö) 1,680 117
Goldman Sachs Group, Inc. (The) 586 298
Hartford Financial Services Group, Inc. 2,485 276
Healthcare Realty Trust, Inc.(ö) 14,289 253
Houlihan Lokey, Inc. Class A 1,870 281
Howard Hughes Corp. (The)(Æ) 6,240 463
Intercontinental Exchange, Inc. 2,101 318
Invitation Homes, Inc.(ö) 6,869 242
JPMorgan Chase & Co. 22,989 4,892
Marsh & McLennan Cos., Inc. 1,981 441
Medical Properties Trust, Inc.(ö) 91,013 438
MetLife, Inc. 3,264 251
Mid-America Apartment Communities, Inc.
(ö) 8,714 1,218
Northern Trust Corp. 11,522 1,021
Old Republic International Corp. 7,561 262
PNC Financial Services Group, Inc. (The) 1,408 255
Principal Financial Group, Inc. 2,043 166
Progressive Corp. (The) 2,274 487
Prologis, LP(ö) 7,778 980
Prudential Financial, Inc. 2,216 278
Public Storage(ö) 6,610 1,956

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Raymond James Financial, Inc. 2,411 280
Regions Financial Corp. 7,876 176
RLI Corp. 1,560 235
SEI Investments Co. 4,374 297
Simon Property Group, Inc.(ö) 1,295 199
T Rowe Price Group, Inc. 3,212 367
Tradeweb Markets, Inc. Class A 3,664 409
Travelers Cos., Inc. (The) 1,398 303
Truist Financial Corp. 4,648 208
Wells Fargo & Co. 44,654 2,650
Welltower, Inc.(ö) 4,007 446
Weyerhaeuser Co.(ö) 10,820 344
Willis Towers Watson PLC 3,430 968
XP, Inc. Class A 12,384 212
41,250
Health Care - 13.2%
Abbott Laboratories 4,899 519
Amgen, Inc. 801 266
Baxter International, Inc. 17,282 619
Becton Dickinson & Co. 885 213
Boston Scientific Corp.(Æ) 3,445 255
Bristol-Myers Squibb Co. 19,408 923
Cigna Group (The) 416 145
Danaher Corp. 1,739 482
Dentsply Sirona, Inc. 29,369 797
Doximity, Inc. Class A(Æ) 3,754 105
Elevance Health, Inc. 451 240
Exelixis, Inc.(Æ) 31,890 748
Gilead Sciences, Inc. 4,349 331
GRAIL, Inc.(Æ) 190 3
GSK PLC - ADR 23,704 919
Humana, Inc. 4,565 1,651
Illumina, Inc.(Æ) 922 113
Jazz Pharmaceuticals PLC(Æ) 5,273 581
Johnson & Johnson 12,156 1,919
Medtronic PLC 29,324 2,355
Merck & Co., Inc. 23,126 2,616
Organon & Co. 21,613 472
Pfizer, Inc. 32,496 992
Regeneron Pharmaceuticals, Inc.(Æ) 507 547
Royalty Pharma PLC Class A 22,964 647
Sanofi SA - ADR 41,366 2,143
Smith & Nephew PLC - ADR 52,787 1,519
Solventum Corp.(Æ) 876 52
Stryker Corp. 1,087 356
Thermo Fisher Scientific, Inc. 409 251
UnitedHealth Group, Inc. 3,021 1,741
Vertex Pharmaceuticals, Inc.(Æ) 556 276
Viatris, Inc. 46,892 566
25,362
Materials and Processing - 6.3%
Air Products & Chemicals, Inc. 8,309 2,192
Amcor PLC 14,189 149
AptarGroup, Inc. 1,870 275
Crown Holdings, Inc. 8,398 745
Dow, Inc. 5,830 318
DuPont de Nemours, Inc. 16,759 1,403
Ecolab, Inc. 1,107 255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fastenal Co. 3,308 234
Ferguson PLC 1,229 274
FMC Corp. 20,399 1,190
Freeport-McMoRan, Inc. 7,809 355
General Electric Co. 3,715 632
International Flavors & Fragrances, Inc. 8,108 807
Johnson Controls International PLC 11,738 840
Linde PLC 1,382 627
LyondellBasell Industries NV Class A 2,509 250
Newmont Corp. 5,610 275
Nucor Corp. 2,217 361
Packaging Corp. of America 1,392 278
Royal Gold, Inc. 2,165 299
Trane Technologies PLC 1,174 392
12,151
Producer Durables - 9.8%
3M Co. 3,288 419
Alaska Air Group, Inc.(Æ) 13,128 493
Ametek, Inc. 894 155
Amphenol Corp. Class A 5,865 377
AO Smith Corp. 3,798 323
Chart Industries, Inc.(Æ) 5,060 815
Cintas Corp. 336 257
CoStar Group, Inc.(Æ) 2,126 166
Cummins, Inc. 1,080 315
Delta Air Lines, Inc. 32,569 1,401
EMCOR Group, Inc. 1,386 520
Emerson Electric Co. 2,549 299
FedEx Corp. 5,039 1,523
Fortive Corp. 3,006 216
FTI Consulting, Inc.(Æ) 1,632 356
GE Vernova, Inc.(Æ) 1,012 180
General Dynamics Corp. 6,642 1,984
Gentex Corp. 10,119 314
Global Payments, Inc. 16,765 1,704
Graco, Inc. 2,625 223
Honeywell International, Inc. 1,655 339
Illinois Tool Works, Inc. 985 244
JB Hunt Transport Services, Inc. 1,279 222
L3Harris Technologies, Inc. 3,619 821
Old Dominion Freight Line, Inc. 1,104 232
PACCAR Financial Corp. 4,464 440
Parker-Hannifin Corp. 690 387
Republic Services, Inc. Class A 1,048 204
S&P Global, Inc. 1,297 629
Saia, Inc.(Æ) 608 254
Snap-on, Inc. 847 243
Tetra Tech, Inc. 1,961 418
Union Pacific Corp. 1,332 329
United Parcel Service, Inc. Class B 1,746 228
United Rentals, Inc. 698 528
Vontier Corp. 15,164 595
Waste Management, Inc. 1,714 347
Xylem, Inc. 2,377 317
18,817
Technology - 8.3%
Advanced Micro Devices, Inc.(Æ) 3,952 571
Alphabet, Inc. Class A 3,204 550

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 1,376 120
Analog Devices, Inc. 2,585 598
Applied Materials, Inc. 1,288 273
Broadridge Financial Solutions, Inc. 1,631 349
Cisco Systems, Inc. 16,776 813
Cognizant Technology Solutions Corp.
Class A 3,788 287
DoorDash, Inc. Class A(Æ) 2,997 332
Electronic Arts, Inc. 2,530 382
Fidelity National Information Services, Inc. 25,788 1,981
Fiserv, Inc.(Æ) 1,171 192
Hewlett Packard Enterprise Co. 17,047 339
Intel Corp. 21,302 655
International Business Machines Corp. 3,420 657
Marvell Technology, Inc. 7,609 510
Micron Technology, Inc. 11,566 1,270
Motorola Solutions, Inc. 375 150
nCino, Inc.(Æ) 8,955 293
ON Semiconductor Corp.(Æ) 17,178 1,344
Oracle Corp. 10,355 1,444
Qorvo, Inc.(Æ) 1,537 184
QUALCOMM, Inc. 2,010 364
Roper Technologies, Inc. 701 382
Salesforce, Inc. 1,898 491
Skyworks Solutions, Inc. 7,018 797
Take-Two Interactive Software, Inc.(Æ) 1,463 220
Texas Instruments, Inc. 2,228 454
16,002
Utilities - 8.3%
AT&T, Inc. 101,545 1,955
Brookfield Renewable Corp. Class A 10,227 287
ConocoPhillips 12,370 1,376
Dominion Energy, Inc. 2,997 160
Duke Energy Corp. 2,053 224
Edison International 13,314 1,065
Entergy Corp. 15,652 1,815
Exelon Corp. 19,254 716
FirstEnergy Corp. 24,263 1,017
NextEra Energy, Inc. 3,408 260
NRG Energy, Inc. 11,224 844
Pinnacle West Capital Corp. 16,553 1,417
Plains GP Holdings, LP Class A(Æ) 67,550 1,290
Southern Co. (The) 3,926 328
T-Mobile USA, Inc. 10,477 1,910
Verizon Communications, Inc. 15,939 646
Xcel Energy, Inc. 12,505 729
16,039
Total Common Stocks
(cost $123,275) 177,695
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 8,318,467
(∞)
8,317
Total Short-Term Investments
(cost $8,316) 8,317
Total Investments - 96.6%
(identified cost $131,591) 186,012
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 3.4%
6,543
Net Assets - 100.0%
192,555

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 51 USD 14,173 09/24 48
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 48
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 12,260 $ — $ —
$ —
$ 12,260
Consumer Staples 20,737 — —
—
20,737
Energy 15,077 — —
—
15,077
Financial Services 41,250 — —
—
41,250
Health Care 25,362 — —
—
25,362
Materials and Processing 12,151 — —
—
12,151
Producer Durables 18,817 — —
—
18,817
Technology 16,002 — —
—
16,002
Utilities 16,039 — —
—
16,039
Short-Term Investments — — — 8,317 8,317
Total Investments
177,695 — — 8,317 186,012
Other Financial Instruments
Assets
Futures Contracts 48 — — — 48
Total Other Financial Instruments
*
$ 48 $ — $ — $ — $ 48
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,547 $ 28,589 $ 26,822 $ 1 $ 2 $ 8,317 $ 387 $ —

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.2%
Consumer Discretionary - 12.8%
Amazon.com, Inc.(Æ)(Û) 27,647 5,169
Atmus Filtration Technologies, Inc. 2,611 81
AutoZone, Inc.(Æ) 18 56
Best Buy Co., Inc. 405 35
Central Garden & Pet Co. Class A(Æ) 1,278 44
Charter Communications, Inc. Class A(Æ) 141 54
Chipotle Mexican Grill, Inc. Class A(Æ) 2,572 140
Comcast Corp. Class A 26,623 1,099
Costco Wholesale Corp. 664 546
Deckers Outdoor Corp.(Æ) 41 38
Dollar General Corp. 4,985 600
Domino's Pizza, Inc. 611 262
DR Horton, Inc.(Û) 2,998 539
eBay, Inc.(Ð) 17,515 974
Expedia Group, Inc.(Æ) 2,645 338
FactSet Research Systems, Inc. 271 112
Fox Corp. Class A(Ð) 5,967 227
Garmin, Ltd. 253 43
General Motors Co.(Û) 11,305 501
Genuine Parts Co. 565 83
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 3,775 44
Grand Canyon Education, Inc.(Æ) 920 143
Hilton Worldwide Holdings, Inc. 1,118 240
Home Depot, Inc. (The) 1,493 550
Hubbell, Inc. Class B 91 36
KB Home(Ð) 1,249 108
Lear Corp. 1,466 179
Lennar Corp. Class A(Û) 423 75
Leonardo DRS, Inc.(Æ) 2,211 62
Live Nation Entertainment, Inc.(Æ)(Ð) 2,136 205
Lowe's Cos., Inc. 4,311 1,058
Lululemon Athletica , Inc.(Æ) 136 35
McDonald's Corp. 388 103
Netflix, Inc. Class B(Æ) 1,276 802
Nike, Inc. Class B 15,769 1,180
NVR, Inc.(Æ)(Û)(Ð) 56 482
Omnicom Group, Inc. 7,271 713
O'Reilly Automotive, Inc.(Æ) 68 77
Polaris, Inc. 4,986 415
PriceSmart , Inc.(Û) 757 69
PulteGroup, Inc.(Û) 967 128
Ross Stores, Inc. 6,858 982
Service Corp. International 3,720 297
Starbucks Corp. 7,227 563
Target Corp. 902 136
Tempur Sealy International, Inc. 6,081 318
Tesla, Inc.(Æ) 1,602 372
Thor Industries, Inc. 1,086 115
TJX Cos., Inc. (The) 2,013 228
Tractor Supply Co. 167 44
Ulta Beauty, Inc.(Æ) 99 36
Walmart, Inc. 6,782 466
Walt Disney Co. (The) 15,395 1,442
Wynn Resorts, Ltd.(Ð) 1,830 152
Yum! Brands, Inc. 6,836 908
Zillow Group, Inc. Class A(Æ) 3,407 162
23,866
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 5.9%
Archer-Daniels-Midland Co.(Û) 5,787 359
BellRing Brands, Inc.(Æ) 2,626 135
Boston Beer Co., Inc. Class A(Æ) 294 82
Campbell Soup Co. 918 43
Church & Dwight Co., Inc. 731 72
Clorox Co. (The) 269 36
Coca-Cola Co. (The) 15,824 1,056
Colgate-Palmolive Co. 8,244 818
Conagra Brands, Inc. 3,102 94
Estee Lauder Cos., Inc. (The) Class A 1,547 154
General Mills, Inc. 1,847 124
Hershey Co. (The) 525 104
Hormel Foods Corp. 1,429 46
Ingredion, Inc. 381 47
JM Smucker Co. (The) 617 73
Kellanova 19,469 1,132
Kenvue , Inc. 9,961 184
Keurig Dr Pepper, Inc. 11,327 388
Kimberly-Clark Corp. 10,596 1,431
Kraft Heinz Co. (The) 1,132 40
Kroger Co. (The) 2,834 154
Mondelez International, Inc. Class A 9,543 652
Monster Beverage Corp.(Æ) 3,196 164
PepsiCo, Inc. 4,653 803
Pilgrim's Pride Corp.(Æ) 3,117 129
Procter & Gamble Co. (The) 5,567 895
Reynolds Consumer Products, Inc. 2,200 61
Sysco Corp. 10,750 824
Tyson Foods, Inc. Class A 6,180 376
Unilever PLC - ADR 6,963 428
10,904
Energy - 1.7%
Chevron Corp. 1,619 260
Coterra Energy, Inc. 1,272 33
Devon Energy Corp. 6,190 291
Diamondback Energy, Inc.(Ð) 2,143 433
Eaton Corp. PLC 317 97
EOG Resources, Inc. 510 65
Exxon Mobil Corp. 4,144 491
Hess Corp. 316 48
HF Sinclair Corp. 2,270 117
Kinder Morgan, Inc. 2,653 56
Marathon Oil Corp. 1,239 35
Marathon Petroleum Corp. 2,847 504
Murphy Oil Corp. 1,934 80
Valero Energy Corp.(Ð) 3,506 567
3,077
Financial Services - 13.4%
Affiliated Managers Group, Inc.(Ð) 1,071 199
Aflac, Inc. 1,969 188
Allstate Corp. (The) 3,370 577
American Express Co. 5,950 1,506
American Tower Corp.(ö) 6,360 1,402
Ameriprise Financial, Inc. 816 351
Aon PLC Class A 3,024 993
Arch Capital Group, Ltd.(Æ) 346 33
Arthur J Gallagher & Co. 187 53

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Assurant, Inc. 392 68
Bank of America Corp. 4,309 174
Bank of New York Mellon Corp. (The)(Ð)
(Û) 10,752 700
Berkshire Hathaway, Inc. Class B(Æ) 2,933 1,286
BlackRock, Inc. Class A 657 576
BOK Financial Corp. 1,343 138
Brighthouse Financial, Inc.(Æ)(Ð) 2,937 146
Brown & Brown, Inc. 402 40
Camden Property Trust(ö)(Û) 1,876 208
Carlyle Group, Inc. (The) 7,070 352
Cboe Global Markets, Inc. 204 37
Charles Schwab Corp. (The) 490 32
Chubb, Ltd. 899 248
Cincinnati Financial Corp. 303 39
Citigroup, Inc. 1,166 76
CME Group, Inc. Class A 315 61
CNA Financial Corp. 984 48
Comerica, Inc.(Ð) 2,221 122
Corebridge Financial, Inc. 5,230 154
Cullen/Frost Bankers, Inc.(Û) 1,569 184
Enact Holdings, Inc. 1,113 38
Equinix , Inc.(ö) 48 38
Equity Commonwealth(Æ)(ö) 7,779 158
Essex Property Trust, Inc.(Ð)(ö)(Û) 842 234
Everest Re Group, Ltd. 526 207
First American Financial Corp. 1,963 119
Genworth Financial, Inc. Class A(Æ)(Ð) 11,569 78
Goldman Sachs Group, Inc. (The) 147 75
Hanover Insurance Group, Inc. (The)(Ð) 1,014 139
Hartford Financial Services Group, Inc. 4,726 524
Howard Hughes Corp. (The)(Æ)(Ð) 1,519 113
Huntington Bancshares, Inc. 2,597 39
Interactive Brokers Group, Inc. Class A(Û) 2,439 291
Intercontinental Exchange, Inc. 639 97
Invitation Homes, Inc.(ö) 1,030 36
Jackson Financial, Inc. Class A 2,469 217
Janus Henderson Group PLC 4,694 175
JPMorgan Chase & Co. 3,252 692
LPL Financial Holdings, Inc. 1,372 304
M&T Bank Corp. 319 55
Marsh & McLennan Cos., Inc. 3,774 840
MasterCard, Inc. Class A(Û) 2,882 1,336
Morgan Stanley 967 100
Mr. Cooper Group, Inc.(Æ) 1,439 129
Nasdaq, Inc. 609 41
Northern Trust Corp. 555 49
Phillips Edison & Co., Inc.(ö) 3,331 117
Pinnacle Financial Partners, Inc.(Ð) 1,524 147
PNC Financial Services Group, Inc. (The) 385 70
Popular, Inc. 2,756 283
Primerica, Inc. 217 55
Principal Financial Group, Inc. 436 35
Progressive Corp. (The)(Û) 912 195
Prosperity Bancshares, Inc. 1,011 73
Public Storage(ö) 161 48
Raymond James Financial, Inc. 802 93
Realty Income Corp.(ö) 817 47
Reinsurance Group of America, Inc. Class A 1,777 401
RLI Corp.(Ð) 836 126
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SEI Investments Co. 7,775 527
SLM Corp. 6,998 159
State Street Corp.(Û)(Ð) 10,961 931
Stifel Financial Corp. 861 76
Synchrony Financial 10,943 556
T Rowe Price Group, Inc. 321 37
Texas Capital Bancshares, Inc.(Æ) 1,136 75
TPG, Inc. 565 29
Travelers Cos., Inc. (The) 2,664 577
Truist Financial Corp. 1,201 54
US Bancorp 16,689 749
Virtu Financial, Inc. Class A(Ð) 1,462 40
Visa, Inc. Class A 11,549 3,068
Wells Fargo & Co. 680 40
Wintrust Financial Corp. 500 54
WR Berkley Corp. 3,409 188
24,965
Health Care - 13.7%
Abbott Laboratories 8,933 946
AbbVie, Inc. 2,399 445
Agilent Technologies, Inc. 483 68
Align Technology, Inc.(Æ) 138 32
Amgen, Inc. 5,025 1,671
Baxter International, Inc. 1,435 51
Becton Dickinson & Co. 212 51
Biogen, Inc.(Æ)(Ð) 4,431 945
Boston Scientific Corp.(Æ) 666 49
Cardinal Health, Inc.(Ð) 3,069 309
Cencora , Inc. Class A 5,923 1,409
Centene Corp.(Æ) 5,405 416
Cigna Group (The) 545 190
Cooper Cos, Inc. (The)(Æ) 843 79
Danaher Corp. 7,503 2,079
DaVita HealthCare Partners, Inc.(Æ) 293 40
Edwards Lifesciences Corp.(Æ) 1,667 105
Elevance Health, Inc.(Û)(Ð) 1,559 829
Eli Lilly & Co. 798 642
Exelixis , Inc.(Æ)(Ð) 10,286 241
Gilead Sciences, Inc.(Û) 6,770 515
GRAIL, Inc.(Æ) 56 1
HCA Healthcare, Inc. 498 181
Henry Schein, Inc.(Æ) 1,128 81
Hologic , Inc.(Æ) 411 34
Humana, Inc. 1,242 449
IDEXX Laboratories, Inc.(Æ) 176 84
Illumina, Inc.(Æ) 341 42
Incyte Corp.(Æ)(Ð) 3,231 210
Intuitive Surgical, Inc.(Æ) 162 72
Jazz Pharmaceuticals PLC(Æ) 673 74
Johnson & Johnson 14,743 2,327
McKesson Corp.(Û) 1,354 835
Medtronic PLC 9,414 756
Merck & Co., Inc.(Û) 13,790 1,560
Moderna , Inc.(Æ) 322 38
Molina Healthcare, Inc.(Æ)(Ð) 1,596 545
Neurocrine Biosciences, Inc.(Æ) 1,933 274
Novo Nordisk A/S - ADR 6,589 874
Organon & Co.(Ð) 5,748 126
Regeneron Pharmaceuticals, Inc.(Æ) 112 121

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ResMed , Inc. 215 46
Sarepta Therapeutics, Inc.(Æ) 1,491 212
STERIS PLC 157 38
Stryker Corp. 457 150
Thermo Fisher Scientific, Inc. 3,016 1,850
Ultragenyx Pharmaceutical, Inc.(Æ) 1,365 61
United Therapeutics Corp.(Æ) 207 65
UnitedHealth Group, Inc. 4,810 2,771
Universal Health Services, Inc. Class B 428 92
Vertex Pharmaceuticals, Inc.(Æ) 598 296
Waters Corp.(Æ) 136 46
West Pharmaceutical Services, Inc. 125 38
Zoetis, Inc. Class A 434 78
25,539
Materials and Processing - 3.7%
Acuity Brands, Inc. 554 139
Ashland, Inc. 1,290 125
Ball Corp. 1,023 65
Builders FirstSource , Inc.(Æ) 232 39
CF Industries Holdings, Inc. 437 33
Commercial Metals Co. 1,428 86
Copart , Inc.(Æ) 3,261 171
Core & Main, Inc. Class A(Æ)(Ð) 2,646 141
Crown Holdings, Inc. 1,959 174
Dow, Inc.(Ð) 6,460 352
DuPont de Nemours, Inc.(Ð)(Û) 5,004 419
Eagle Materials, Inc. 3 1
Eastman Chemical Co. 553 57
Ecolab, Inc. 3,952 912
Fastenal Co. 2,295 162
Huntsman Corp. 5,184 124
Lennox International, Inc.(Ð) 385 225
Linde PLC 2,453 1,112
Louisiana-Pacific Corp. 1,530 150
LyondellBasell Industries NV Class A(Û) 3,480 346
Masco Corp. 5,210 406
MDU Resources Group, Inc. 562 15
NewMarket Corp. 108 61
Nucor Corp. 280 46
Packaging Corp. of America 681 136
Pool Corp. 98 37
PPG Industries, Inc. 4,797 609
Reliance Steel & Aluminum Co. 169 51
RPM International, Inc. 444 54
Sherwin-Williams Co. (The) 448 157
Silgan Holdings, Inc. 839 43
Sonoco Products Co. 651 35
Steel Dynamics, Inc. 614 82
Stepan Co. 635 54
Trane Technologies PLC 327 109
Vulcan Materials Co. 142 39
Westlake Chemical Corp.(Ð) 887 131
6,898
Producer Durables - 13.6%
AECOM 2,823 256
AGCO Corp.(Ð) 1,428 135
Allison Transmission Holdings, Inc. Class A 957 85
Ametek , Inc. 335 58
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amphenol Corp. Class A(Ð) 30,586 1,965
AO Smith Corp. 512 44
Automatic Data Processing, Inc.(Û) 2,924 768
Avery Dennison Corp. 560 121
Booz Allen Hamilton Holding Corp. Class
A(Ð) 1,354 194
Canadian Pacific Kansas City, Ltd. 10,320 865
Carlisle Cos., Inc. 87 36
Caterpillar, Inc. 296 102
CH Robinson Worldwide, Inc. 571 51
Cintas Corp. 194 148
CNH Industrial NV 3,425 36
Corpay , Inc.(Æ) 2,107 615
CSX Corp. 2,790 98
Cummins, Inc. 2,244 655
Deere & Co. 358 133
Dover Corp. 663 122
EMCOR Group, Inc. 86 32
Emerson Electric Co. 1,215 142
Equifax, Inc. 2,598 726
Esab Corp. 1,127 114
Euronet Worldwide, Inc.(Æ) 1,207 123
Expeditors International of Washington, Inc. 604 75
FedEx Corp. 142 43
Flowserve Corp. 8,808 445
Fortive Corp. 1,037 75
Gartner, Inc.(Æ) 1,448 726
General Dynamics Corp. 327 98
Gentex Corp. 13,243 411
Global Payments, Inc. 4,825 490
Graco , Inc.(Ð) 3,240 276
GXO Logistics, Inc.(Æ) 16,139 903
Heico Corp. 3,753 906
Honeywell International, Inc. 410 84
Huntington Ingalls Industries, Inc. 163 46
IDEX Corp. 174 36
Illinois Tool Works, Inc. 664 164
Insperity , Inc.(Ð) 619 64
Jacobs Solutions, Inc.(Ð) 2,143 314
JB Hunt Transport Services, Inc.(Ð) 1,496 259
Keysight Technologies, Inc.(Æ) 388 54
L3Harris Technologies, Inc. 214 49
Landstar System, Inc. 879 167
Lockheed Martin Corp. 76 41
ManpowerGroup , Inc. 1,658 127
Mettler -Toledo International, Inc.(Æ) 772 1,174
Moody's Corp. 2,600 1,187
Murphy USA, Inc. 129 65
Norfolk Southern Corp. 165 41
Northrop Grumman Corp. 85 41
Old Dominion Freight Line, Inc.(Ð) 2,472 520
Otis Worldwide Corp.(Ð) 4,880 461
PACCAR Financial Corp. 1,592 157
Parker-Hannifin Corp. 271 152
Paychex, Inc. 1,143 146
PayPal Holdings, Inc.(Æ) 5,649 372
Pentair PLC 444 39
Phinia , Inc. 740 33
Republic Services, Inc. Class A 320 62
Robert Half, Inc.(Ð) 3,323 213

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rollins, Inc. 1,603 77
Ryder System, Inc.(Ð) 1,033 145
S&P Global, Inc. 2,182 1,058
Schneider National, Inc. Class B(Ð) 4,050 109
Snap-on, Inc. 571 164
Southwest Airlines Co. 1,271 34
TE Connectivity, Ltd. 1,819 281
Teledyne Technologies, Inc.(Æ) 91 38
Textron, Inc. 813 76
TransDigm Group, Inc. 1,251 1,619
TriNet Group, Inc. 840 88
Union Pacific Corp. 364 90
United Parcel Service, Inc. Class B 457 60
United Rentals, Inc. 98 74
Veralto Corp. 7,993 852
Verisk Analytics, Inc. Class A 1,561 409
Waste Management, Inc. 2,508 508
Werner Enterprises, Inc.(Ð) 2,445 96
Westinghouse Air Brake Technologies Corp. 2,132 344
WW Grainger, Inc. 902 881
Xylem, Inc. 847 113
25,256
Technology - 34.9%
Accenture PLC Class A 1,021 338
Adobe, Inc.(Æ) 2,113 1,166
Advanced Micro Devices, Inc.(Æ) 225 33
Airbnb, Inc. Class A(Æ) 414 58
Akamai Technologies, Inc.(Æ) 2,537 175
Allegion PLC 720 98
Alphabet, Inc. Class A 9,111 1,563
Alphabet, Inc. Class C 18,101 3,134
Amdocs, Ltd. 8,858 775
Analog Devices, Inc. 3,276 758
Apple, Inc.(Û) 45,431 10,089
Applied Materials, Inc. 1,700 361
Arista Networks, Inc.(Æ) 260 90
Arrow Electronics, Inc.(Æ) 355 44
Atlassian Corp. Class A(Æ)(Ð) 868 153
Autodesk, Inc.(Æ) 3,034 751
Avnet, Inc. 839 45
Booking Holdings, Inc.(Û) 199 739
Box, Inc. Class A(Æ)(Ð) 5,141 145
Broadcom, Inc. 7,160 1,150
CACI International, Inc. Class A(Æ) 155 72
Cadence Design Systems, Inc.(Æ) 473 127
CDW Corp. 195 43
Ciena Corp.(Æ)(Û) 2,213 117
Cirrus Logic, Inc.(Æ)(Ð) 3,620 472
Cisco Systems, Inc. 4,196 203
Cognizant Technology Solutions Corp.
Class A 3,218 244
CommVault Systems, Inc.(Æ) 810 124
Dropbox, Inc. Class A(Æ)(Ð) 10,398 249
Dynatrace , Inc.(Æ)(Ð) 3,218 141
Electronic Arts, Inc. 1,420 214
F5, Inc.(Æ) 432 88
Fiserv, Inc.(Æ) 467 76
Fortinet, Inc.(Æ)(Ð) 6,903 401
GoDaddy , Inc. Class A(Æ) 3,152 458
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guidewire Software, Inc.(Æ) 1,212 182
Hewlett Packard Enterprise Co. 2,935 58
Intel Corp.(Û)(Ð) 14,728 453
International Business Machines Corp. 453 87
Intuit, Inc. 3,533 2,287
Jack Henry & Associates, Inc. 462 79
Juniper Networks, Inc. 993 37
KBR, Inc. 3,116 207
KLA Corp. 313 258
Lam Research Corp. 268 247
Leidos Holdings, Inc. 543 78
Lyft, Inc. Class A(Æ) 12,072 145
Manhattan Associates, Inc.(Æ)(Ð) 821 210
Meta Platforms, Inc. Class A(Û) 5,418 2,573
Microchip Technology, Inc. 17,163 1,524
Microsoft Corp. 23,696 9,913
Monolithic Power Systems, Inc. 64 55
Motorola Solutions, Inc. 169 67
MSCI, Inc. Class A 1,325 716
N-Able, Inc.(Æ) 2,281 32
NetApp, Inc. 6,327 803
Nutanix , Inc. Class A(Æ) 6,653 336
NVIDIA Corp. 63,810 7,467
NXP Semiconductors NV 725 191
ON Semiconductor Corp.(Æ) 527 41
Oracle Corp. 9,407 1,312
Palo Alto Networks, Inc.(Æ) 223 72
Procore Technologies, Inc.(Æ) 1,220 87
QUALCOMM, Inc. 5,464 989
Qualys , Inc.(Æ)(Ð) 474 71
Roper Technologies, Inc. 1,452 791
Salesforce, Inc. 6,638 1,718
SAP SE - ADR 6,817 1,442
ServiceNow , Inc.(Æ) 910 741
Skyworks Solutions, Inc. 1,600 182
Smartsheet , Inc. Class A(Æ) 2,350 113
Sonos , Inc.(Æ) 3,301 45
Spotify Technology SA(Æ) 1,561 537
SS&C Technologies Holdings, Inc. 941 69
Super Micro Computer, Inc.(Æ) 62 43
Synopsys, Inc.(Æ) 1,135 634
Teradata Corp.(Æ)(Ð) 2,424 79
Teradyne, Inc. 250 33
Texas Instruments, Inc. 2,477 505
Uber Technologies, Inc.(Æ)(Û) 8,391 541
VeriSign, Inc.(Æ) 2,309 432
Workday, Inc. Class A(Æ) 6,020 1,367
Yelp, Inc. Class A(Æ) 2,193 80
Zoom Video Communications, Inc. Class
A(Æ) 3,633 219
64,842
Utilities - 2.5%
Ameren Corp. 4,133 328
American States Water Co. 940 77
American Water Works Co., Inc. 273 39
AT&T, Inc. 2,801 54
Atmos Energy Corp. 310 40
Avangrid , Inc. 10,468 373
CenterPoint Energy, Inc.(Ð) 4,689 130

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CMS Energy Corp. 571 37
ConocoPhillips(Ð) 4,325 481
Consolidated Edison, Inc. 933 91
DTE Energy Co. 756 91
Duke Energy Corp. 33 4
Edison International 4,468 357
Eversource Energy 5,355 348
Exelon Corp.(Û) 12,691 472
FirstEnergy Corp. 2,047 86
Iridium Communications, Inc. 1,465 42
Magnolia Oil & Gas Corp. Class A 3,707 101
NRG Energy, Inc. 4,344 326
ONE Gas, Inc.(Ð) 1,151 80
Pinnacle West Capital Corp. 894 76
Sempra Energy 1,448 116
Southwest Gas Holdings, Inc. 349 26
T-Mobile USA, Inc. 766 140
Verizon Communications, Inc.(Û) 17,464 708
WEC Energy Group, Inc. 1,113 96
4,719
Total Common Stocks
(cost $127,103) 190,066
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 6,853,619 (∞) 6,852
Total Short-Term Investments
(cost $6,852) 6,852
Total Investments - 105.9%
(identified cost $133,955) 196,918
Securities Sold Short - (6.0)%
Consumer Discretionary - (1.0)%
Acushnet Holdings Corp. (1,229) (89)
Advanced Energy Industries, Inc. (468) (54)
Asbury Automotive Group, Inc.(Æ) (218) (59)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,420) (62)
Caesars Entertainment, Inc.(Æ) (4,467) (178)
Choice Hotels International, Inc. (1,033) (132)
Churchill Downs, Inc. (996) (143)
Crocs, Inc.(Æ) (510) (69)
Dutch Bros, Inc. Class A(Æ) (2,531) (97)
FirstCash Holdings, Inc. (827) (92)
Group 1 Automotive, Inc. (239) (87)
Hilton Grand Vacations, Inc.(Æ) (3,073) (133)
Lithia Motors, Inc. Class A (664) (183)
Penn Entertainment, Inc.(Æ) (1,703) (34)
Service Corp. International (754) (60)
Topgolf Callaway Brands Corp.(Æ) (4,274) (71)
Warner Bros Discovery, Inc.(Æ) (35,852) (310)
(1,853)
Consumer Staples - (0.1)%
Casey's General Stores, Inc. (209) (81)
Kraft Heinz Co. (The) (5,495) (194)
(275)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - (0.5)%
Enphase Energy, Inc.(Æ) (2,105) (242)
EQT Corp. (3,214) (111)
ONEOK, Inc. (2,279) (190)
Patterson-UTI Energy, Inc. (12,909) (142)
Sitio Royalties Corp. Class A (2,262) (55)
Uranium Energy Corp.(Æ) (16,044) (95)
(835)
Financial Services - (1.2)%
AGNC Investment Corp.(ö) (18,719) (187)
Annaly Capital Management, Inc.(ö) (1,448) (29)
Apollo Global Management, Inc. (1,714) (215)
Arbor Realty Trust, Inc.(ö) (5,449) (74)
Arthur J Gallagher & Co. (105) (30)
Berkshire Hathaway, Inc. Class B(Æ) (212) (93)
Cohen & Steers, Inc. (1,933) (166)
First Financial Bankshares , Inc. (1,248) (48)
Glacier Bancorp, Inc. (1,107) (49)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (1,350) (44)
Healthcare Realty Trust, Inc.(ö) (7,527) (133)
Iron Mountain, Inc.(ö) (2,341) (240)
Marsh & McLennan Cos., Inc. (539) (120)
Old National Bancorp (4,943) (99)
OneMain Holdings, Inc. (3,744) (196)
Park National Corp. (383) (68)
Potlatch Corp.(ö) (1,039) (46)
ServisFirst Bancshares, Inc. (550) (44)
Starwood Property Trust, Inc.(ö) (9,478) (189)
UWM Holdings Corp. (8,726) (73)
Weyerhaeuser Co.(ö) (976) (31)
(2,174)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (2,674) (173)
Amicus Therapeutics, Inc.(Æ) (1,485) (15)
Avantor , Inc.(Æ) (2,727) (73)
Axsome Therapeutics, Inc.(Æ) (206) (18)
Bio- Techne Corp. (2,016) (165)
BridgeBio Pharma, Inc.(Æ) (1,186) (31)
Crinetics Pharmaceuticals, Inc.(Æ) (336) (18)
Danaher Corp. (712) (197)
Globus Medical, Inc. Class A(Æ) (3,226) (232)
ICU Medical, Inc.(Æ) (203) (26)
Immunovant , Inc.(Æ) (632) (18)
Integer Holdings Corp.(Æ) (350) (42)
Myriad Genetics, Inc.(Æ) (1,131) (32)
Neogen Corp.(Æ) (10,034) (171)
Nuvalent , Inc. Class A(Æ) (244) (20)
RadNet , Inc.(Æ) (1,103) (66)
Repligen Corp.(Æ) (433) (72)
Select Medical Holdings Corp. (1,298) (52)
Sotera Health Co.(Æ) (1,039) (14)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Surgery Partners, Inc.(Æ) (3,502) (106)
Thermo Fisher Scientific, Inc. (64) (39)
TransMedics Group, Inc.(Æ) (167) (24)
Vaxcyte , Inc.(Æ) (1,018) (80)
(1,684)
Materials and Processing - (0.2)%
AAON, Inc. (229) (20)
Albemarle Corp. (646) (60)
Modine Manufacturing Co.(Æ) (542) (64)
Pool Corp. (26) (10)
Quaker Chemical Corp. (648) (118)
SPX Technologies, Inc.(Æ) (249) (37)
(309)
Producer Durables - (0.9)%
ASGN, Inc.(Æ) (460) (43)
Badger Meter, Inc. (476) (98)
Bloom Energy Corp. Class A(Æ) (2,123) (29)
Casella Waste Systems, Inc. Class A(Æ) (992) (103)
Howmet Aerospace, Inc. (2,355) (225)
Itron , Inc.(Æ) (501) (52)
Kadant , Inc. (183) (64)
Kirby Corp.(Æ) (147) (18)
Nordson Corp. (529) (132)
OSI Systems, Inc.(Æ) (364) (54)
RBC Bearings, Inc.(Æ) (684) (199)
S&P Global, Inc. (443) (215)
Standex International Corp. (175) (33)
Teledyne Technologies, Inc.(Æ) (443) (187)
Union Pacific Corp. (778) (192)
Zurn Elkay Water Solutions Corp. (1,908) (62)
(1,706)
Technology - (0.7)%
Analog Devices, Inc. (927) (215)
EchoStar Corp. Class A(Æ) (2,001) (40)
Fiserv, Inc.(Æ) (1,267) (207)
Gen Digital, Inc. (8,000) (208)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,491) (150)
Motorola Solutions, Inc. (531) (212)
Oracle Corp. (968) (135)
PTC, Inc.(Æ) (59) (11)
Sanmina Corp.(Æ) (626) (47)
Vishay Intertechnology , Inc. (2,800) (68)
Wolfspeed , Inc.(Æ) (2,428) (46)
(1,339)
Utilities - (0.5)%
Alliant Energy Corp. (3,338) (186)
APA Corp. (332) (10)
Civitas Resources, Inc. (1,420) (99)
Cogent Communications Holdings, Inc. (1,698) (120)
Evergy , Inc. (3,449) (200)
MGE Energy, Inc. (1,497) (131)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
New Fortress Energy, Inc. (3,432) (68)
Northern Oil and Gas, Inc. (1,600) (69)
Otter Tail Corp. (928) (90)
Permian Resources Corp. (1,339) (21)
(994)
Total Securities Sold Short
(proceeds $10,060) (11,169)
Other Assets and Liabilities,
Net - 0.1%
179
Net Assets - 100.0%
185,928

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 23
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 24 USD 6,670 09/24 5
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 23,866 $ — $ —
$ —
$ 23,866
Consumer Staples 10,904 — —
—
10,904
Energy 3,077 — —
—
3,077
Financial Services 24,965 — —
—
24,965
Health Care 25,539 — —
—
25,539
Materials and Processing 6,898 — —
—
6,898
Producer Durables 25,256 — —
—
25,256
Technology 64,842 — —
—
64,842
Utilities 4,719 — —
—
4,719
Short-Term Investments — — — 6,852 6,852
Total Investments
190,066 — — 6,852 196,918
Securities Sold Short
*
(11,169) — — — (11,169)
Other Financial Instruments
Assets
Futures Contracts 5 — — — 5
Total Other Financial Instruments
**
$ 5 $ — $ — $ — $ 5
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Sustainable Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,244 $ 41,124 $ 40,517 $ — $ 1 $ 6,852 $ 296 $ —
U.S. Cash Collateral Fund 68 855 923 — — — 1 —
$ 6,312 $ 41,979 $ 41,440 $ — $ 1 $ 6,852 $ 297 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.4%
Consumer Discretionary - 13.4%
Advance Auto Parts, Inc.(Ð) 56,854 3,601
Amazon.com, Inc.(Æ)(Û) 637,072 119,120
Atmus Filtration Technologies, Inc. 94,860 2,925
Autoliv , Inc. 17,963 1,817
AutoZone, Inc.(Æ) 2,084 6,531
BorgWarner, Inc. 113,753 4,017
Central Garden & Pet Co. Class A(Æ) 6,209 213
Chipotle Mexican Grill, Inc. Class A(Æ) 217,540 11,817
Comcast Corp. Class A 190,253 7,852
Costco Wholesale Corp. 28,250 23,221
Coupang , Inc.(Æ) 149,661 3,105
Dick's Sporting Goods, Inc. 14,928 3,230
Dillard's, Inc. Class A(Ð) 2,100 837
Domino's Pizza, Inc.(Ð)(Û) 9,855 4,225
DR Horton, Inc. 35,729 6,429
Duolingo , Inc.(Æ)(Ð) 2,805 482
eBay, Inc. 171,249 9,523
Expedia Group, Inc.(Æ)(Ð)(Û) 32,772 4,184
FactSet Research Systems, Inc. 7,420 3,065
Foot Locker, Inc.(Ð) 30,439 885
Ford Motor Co. 259,642 2,809
Fox Corp. Class A(Ð) 148,200 5,638
Garmin, Ltd. 33,693 5,770
General Motors Co.(Û) 494,626 21,922
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 83,163 973
Home Depot, Inc. (The) 20,359 7,495
Hubbell, Inc. Class B 9,398 3,718
KB Home(Ð) 24,316 2,093
Lear Corp. 28,624 3,493
Lennar Corp. Class A(Û) 44,974 7,957
Leonardo DRS, Inc.(Æ) 34,540 974
Liberty Media Corp.(Æ) 152,645 3,436
Lithia Motors, Inc. Class A 12,133 3,353
Live Nation Entertainment, Inc.(Æ)(Ð) 126,616 12,179
Lowe's Cos., Inc. 54,406 13,357
Marriott International, Inc. Class A 17,082 3,883
McDonald's Corp. 41,318 10,966
MercadoLibre , Inc.(Æ)(Ð) 506 844
Netflix, Inc. Class B(Æ) 8,423 5,293
News Corp. Class A 129,311 3,566
NVR, Inc.(Æ)(Ð) (Û) 1,077 9,270
Omnicom Group, Inc.(Ð) 60,229 5,905
O'Reilly Automotive, Inc.(Æ) 11,690 13,167
RB Global, Inc. 19,107 1,521
Ross Stores, Inc. 35,033 5,018
Royal Caribbean Cruises, Ltd. 15,298 2,397
SharkNinja , Inc.(Û) 29,431 2,262
Skechers USA, Inc. Class A(Æ) 38,316 2,496
Target Corp. 21,764 3,274
Tesla, Inc.(Æ) 49,060 11,385
Texas Roadhouse, Inc. Class A 21,219 3,705
TJX Cos., Inc. (The) 93,979 10,621
Tri Pointe Homes, Inc.(Æ) 30,655 1,387
TripAdvisor, Inc.(Æ)(Ð) 146,903 2,590
Ulta Beauty, Inc.(Æ) 6,279 2,291
Walmart, Inc. 127,095 8,724
Walt Disney Co. (The) 65,635 6,149
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Williams-Sonoma, Inc.(Ð) 46,926 7,259
436,219
Consumer Staples - 4.0%
Ambev SA - ADR(Æ) 1,571,671 3,238
Archer-Daniels-Midland Co.(Û) 227,470 14,105
Boston Beer Co., Inc. Class A(Æ) 3,383 948
Church & Dwight Co., Inc. 42,912 4,206
Coca-Cola Co. (The) 122,581 8,181
Colgate-Palmolive Co. 41,696 4,136
Conagra Brands, Inc. 243,557 7,385
CVS Health Corp. 223,074 13,458
Hershey Co. (The) 13,789 2,723
Kenvue , Inc. 120,415 2,226
Kroger Co. (The) 201,010 10,955
Mondelez International, Inc. Class A 100,171 6,847
Monster Beverage Corp.(Æ) 262,846 13,523
PepsiCo, Inc. 35,482 6,127
Philip Morris International, Inc. 25,729 2,963
Pilgrim's Pride Corp.(Æ) 2,180 90
Procter & Gamble Co. (The) 69,813 11,223
Tyson Foods, Inc. Class A(Ð) 246,855 15,033
Walgreens Boots Alliance, Inc. 105,405 1,251
128,618
Energy - 4.2%
Baker Hughes Co. 317,293 12,285
BP PLC - ADR 190,700 6,749
Canadian Natural Resources, Ltd. 113,754 4,036
Chevron Corp. 80,148 12,861
Coterra Energy, Inc. 115,153 2,971
Devon Energy Corp. 60,136 2,828
Eaton Corp. PLC 41,756 12,727
EOG Resources, Inc. 22,522 2,856
Exxon Mobil Corp. 236,452 28,041
First Solar, Inc.(Æ) 17,405 3,759
HF Sinclair Corp. 32,895 1,693
Kinder Morgan, Inc. 150,830 3,187
Marathon Petroleum Corp.(Û) 55,987 9,911
Occidental Petroleum Corp. 45,373 2,760
Phillips 66(Ð) 33,513 4,875
Shell PLC - ADR 81,489 5,967
TechnipFMC PLC 78,639 2,320
Valero Energy Corp.(Ð) 84,338 13,639
Williams Cos., Inc. (The) 62,180 2,670
136,135
Financial Services - 13.0%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 89,174 8,378
Affiliated Managers Group, Inc.(Ð) 17,613 3,269
Aflac, Inc. 53,616 5,114
Alliance Data Systems Corp. 52,497 2,865
Allstate Corp. (The)(Û) 74,396 12,731
Ally Financial, Inc.(Û) 39,055 1,758
American Express Co. 60,532 15,317
American Tower Corp.(ö) 11,497 2,534
Ameriprise Financial, Inc. 16,265 6,995
Apollo Global Management, Inc. 87,652 10,984

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axis Capital Holdings, Ltd.(Ð) 29,398 2,227
Bank of America Corp. 309,461 12,474
Bank of New York Mellon Corp. (The)(Ð) 152,805 9,943
Berkshire Hathaway, Inc. Class B(Æ) 9,608 4,213
BlackRock, Inc. Class A 4,288 3,758
BOK Financial Corp. 11,834 1,217
Brighthouse Financial, Inc.(Æ)(Ð) 41,253 2,057
Camden Property Trust(ö)(Û) 29,979 3,320
Carlyle Group, Inc. (The) 250,493 12,460
CBRE Group, Inc. Class A(Æ) 43,267 4,877
Charles Schwab Corp. (The) 26,794 1,747
Chubb, Ltd. 17,411 4,799
Cincinnati Financial Corp. 20,360 2,659
Citigroup, Inc. 303,014 19,660
CNO Financial Group, Inc. 18,476 644
Comerica, Inc.(Ð) 68,285 3,743
Corebridge Financial, Inc. 138,293 4,087
Cullen/Frost Bankers, Inc.(Ð)(Û) 24,401 2,856
Enact Holdings, Inc. 2,624 89
Equinix , Inc.(ö) 3,063 2,420
Equity Commonwealth(Æ)(Ð)(ö) 89,034 1,814
Essex Property Trust, Inc.(Ð)(ö) 15,027 4,183
Evercore , Inc. Class A 16,988 4,254
Everest Re Group, Ltd. 3,552 1,395
First American Financial Corp. 45,820 2,776
Gaming and Leisure Properties, Inc.(ö) 46,645 2,342
Genworth Financial, Inc. Class A(Æ)(Ð) 19,000 129
Goldman Sachs Group, Inc. (The) 10,759 5,477
Hanover Insurance Group, Inc. (The)(Ð) 17,975 2,471
Hartford Financial Services Group, Inc. 34,270 3,801
Howard Hughes Corp. (The)(Æ)(Ð) 62,573 4,641
Interactive Brokers Group, Inc. Class A(Ð)
(Û) 31,896 3,804
Intercontinental Exchange, Inc. 17,656 2,676
InvenTrust Properties Corp.(Ð)(ö) 5,700 161
JPMorgan Chase & Co. 108,893 23,172
Kemper Corp. 9,320 597
KeyCorp(Ð) 258,003 4,162
Kinsale Capital Group, Inc.(Ð) 2,401 1,097
LPL Financial Holdings, Inc. 6,545 1,450
Marsh & McLennan Cos., Inc. 11,264 2,507
MasterCard, Inc. Class A(Û) 99,707 46,235
Mercury General Corp. 5,258 315
Morgan Stanley 96,372 9,947
NU Holdings, Ltd. Class A(Æ) 493,839 5,990
Park Hotels & Resorts, Inc.(Ð)(ö) 19,243 290
PennyMac Financial Services, Inc. 2,543 249
Pinnacle Financial Partners, Inc.(Ð) 17,525 1,688
Popular, Inc. 38,507 3,952
Progressive Corp. (The) 27,867 5,967
Prologis, LP(ö) 76,539 9,648
Public Storage(ö) 8,042 2,380
Raymond James Financial, Inc. 31,777 3,686
Reinsurance Group of America, Inc. Class A 32,009 7,216
RLI Corp.(Ð) 7,784 1,172
Robinhood Markets, Inc. Class A(Æ) 199,013 4,094
SLM Corp. 166,275 3,773
Synchrony Financial 157,520 8,000
TPG, Inc. 38,213 1,948
Travelers Cos., Inc. (The)(Û) 84,342 18,255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
US Bancorp 175,407 7,872
Vestis Corp. 67,950 881
Visa, Inc. Class A 42,590 11,315
Wells Fargo & Co. 305,494 18,128
Willis Towers Watson PLC 21,077 5,950
WR Berkley Corp. 53,062 2,925
423,980
Health Care - 12.4%
Abbott Laboratories 66,510 7,046
AbbVie, Inc. 100,769 18,675
Acadia Pharmaceuticals, Inc.(Æ) 116,606 2,218
Agilent Technologies, Inc. 88,591 12,527
Align Technology, Inc.(Æ) 23,973 5,559
Amgen, Inc. 16,057 5,338
Baxter International, Inc. 108,008 3,869
Biogen, Inc.(Æ) 10,656 2,272
Boston Scientific Corp.(Æ) 45,110 3,333
Bristol-Myers Squibb Co. 193,105 9,184
Cardinal Health, Inc.(Ð) 43,290 4,365
Centene Corp.(Æ) 47,038 3,618
Cigna Group (The) 18,309 6,384
Corcept Therapeutics, Inc.(Æ)(Ð) 24,110 932
Danaher Corp. 18,670 5,173
DaVita HealthCare Partners, Inc.(Æ)(Ð) 3,369 460
Dentsply Sirona, Inc. 175,029 4,750
DexCom , Inc.(Æ) 18,648 1,265
Doximity , Inc. Class A(Æ)(Ð) 5,111 143
Edwards Lifesciences Corp.(Æ) 25,216 1,590
Elevance Health, Inc.(Ð)(Û) 31,405 16,708
Eli Lilly & Co. 27,798 22,357
Encompass Health Corp. 41,742 3,880
Exelixis , Inc.(Æ) 234,290 5,494
Fortrea Holdings, Inc.(Æ)(Ð) 67,909 1,874
GE HealthCare Technologies, Inc. 74,120 6,273
Gilead Sciences, Inc. 64,277 4,889
GSK PLC - ADR 146,099 5,664
HCA Healthcare, Inc. 12,936 4,696
Humana, Inc. 24,500 8,859
IDEXX Laboratories, Inc.(Æ) 3,920 1,866
Incyte Corp.(Æ)(Ð) 5,259 342
Intuitive Surgical, Inc.(Æ) 35,245 15,670
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 46,679 2,309
Jazz Pharmaceuticals PLC(Æ) 32,781 3,614
Johnson & Johnson 102,823 16,231
McKesson Corp.(Ð) 17,044 10,517
Medtronic PLC 109,685 8,810
Merck & Co., Inc. 70,544 7,981
Molina Healthcare, Inc.(Æ)(Ð) 24,474 8,352
Neurocrine Biosciences, Inc.(Æ)(Û) 23,670 3,351
Organon & Co.(Ð) 265,644 5,807
Oscar Health, Inc. Class A(Æ) 31,642 559
Pfizer, Inc. 271,986 8,307
PTC Therapeutics, Inc.(Æ)(Ð) 71,546 2,422
Qiagen NV(Æ) 77,590 3,452
Regeneron Pharmaceuticals, Inc.(Æ) 16,109 17,385
Royalty Pharma PLC Class A 132,652 3,737
Sanofi SA - ADR 62,419 3,234
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 29,839 4,244
Stryker Corp. 36,214 11,858

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tandem Diabetes Care, Inc.(Æ) 57,135 2,113
Thermo Fisher Scientific, Inc. 8,609 5,280
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 31,395 1,413
UnitedHealth Group, Inc. 76,394 44,015
Veeva Systems, Inc. Class A(Æ) 26,136 5,016
Vertex Pharmaceuticals, Inc.(Æ) 22,193 11,002
Viatris , Inc. 263,239 3,175
Zoetis, Inc. Class A 54,744 9,856
401,313
Materials and Processing - 4.2%
Boise Cascade Co.(Ð) 11,636 1,653
Builders FirstSource , Inc.(Æ) 30,434 5,094
Carrier Global Corp. 76,352 5,200
Commercial Metals Co. 1,890 114
Copart , Inc.(Æ) 241,027 12,613
Crown Holdings, Inc. 107,143 9,504
Dow, Inc.(Ð) 12,000 654
DuPont de Nemours, Inc.(Ð)(Û) 85,193 7,131
Ecolab, Inc. 15,973 3,685
Fastenal Co. 58,559 4,143
FMC Corp. 119,285 6,961
Freeport-McMoRan, Inc. 127,858 5,806
Huntsman Corp. 164,051 3,926
Lennox International, Inc.(Ð) 5,628 3,284
Linde PLC 33,029 14,979
Louisiana-Pacific Corp. 48,532 4,764
Martin Marietta Materials, Inc. 17,470 10,366
Nucor Corp. 25,945 4,227
Packaging Corp. of America 18,078 3,613
Southern Copper Corp. 32,102 3,422
Trane Technologies PLC 33,869 11,322
Vulcan Materials Co. 39,516 10,847
Westlake Chemical Corp.(Ð)(Û) 30,200 4,465
137,773
Producer Durables - 8.8%
3M Co. 32,588 4,157
AECOM 54,571 4,945
Alaska Air Group, Inc.(Æ) 84,725 3,180
Allison Transmission Holdings, Inc. Class A 7,499 664
Ametek , Inc. 18,887 3,277
Amphenol Corp. Class A(Ð) 106,052 6,815
AO Smith Corp. 32,267 2,744
Block, Inc. Class A(Æ) 38,571 2,387
Boeing Co. (The)(Æ) 18,629 3,551
Chart Industries, Inc.(Æ) 31,197 5,025
Cintas Corp. 5,562 4,249
Corpay , Inc.(Æ) 11,118 3,244
CoStar Group, Inc.(Æ) 49,455 3,858
CSX Corp. 324,898 11,404
Cummins, Inc. 17,128 4,998
Deere & Co. 21,592 8,032
Delta Air Lines, Inc. 177,220 7,624
Donaldson Co., Inc. 38,547 2,884
Dover Corp. 20,013 3,688
EMCOR Group, Inc. 10,860 4,077
Emerson Electric Co. 44,693 5,234
Expeditors International of Washington, Inc. 31,657 3,951
FedEx Corp. 34,229 10,346
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fluor Corp.(Æ) 10,766 518
Fortive Corp. 36,111 2,595
FTI Consulting, Inc.(Æ) 12,781 2,786
GE Vernova , Inc.(Æ) 4,873 869
General Dynamics Corp. 15,580 4,654
Global Payments, Inc. 99,326 10,095
Howmet Aerospace, Inc. 85,352 8,168
Insperity , Inc.(Ð) 21,734 2,232
JB Hunt Transport Services, Inc.(Ð) 57,239 9,911
Landstar System, Inc.(Ð) 28,545 5,431
Littelfuse , Inc. 8,546 2,283
Magna International, Inc. Class A 92,056 4,085
ManpowerGroup , Inc.(Ð) 28,403 2,175
Nordson Corp. 10,014 2,507
Northrop Grumman Corp. 20,269 9,817
Old Dominion Freight Line, Inc.(Ð) 57,082 11,997
Otis Worldwide Corp.(Ð)(Û) 78,423 7,411
PACCAR Financial Corp. 34,685 3,422
Parker-Hannifin Corp. 5,499 3,086
Paychex, Inc. 24,346 3,117
Pentair PLC 37,891 3,329
Phinia , Inc.(Ð) 52,075 2,328
Regal Rexnord Corp. 13,847 2,225
Republic Services, Inc. Class A 10,397 2,020
Robert Half, Inc.(Ð) 47,869 3,073
Rollins, Inc. 56,595 2,711
RXO, Inc.(Æ)(Ð) 60,519 1,919
Ryder System, Inc.(Ð) 19,459 2,727
S&P Global, Inc. 7,705 3,735
Saia, Inc.(Æ)(Ð) 7,263 3,035
Schneider National, Inc. Class B(Ð) 68,200 1,835
Snap-on, Inc. 16,738 4,804
Trade Desk, Inc. (The) Class A(Æ) 34,970 3,143
TransUnion(Ð)(Û) 47,914 4,325
TriNet Group, Inc. 30,080 3,136
U-Haul Holding Co.(Æ) 6,740 450
United Rentals, Inc. 4,350 3,293
Veralto Corp.(Ð)(Û) 73,590 7,842
Vontier Corp. 84,723 3,324
Waste Management, Inc. 15,292 3,099
WESCO International, Inc. 15,657 2,739
WW Grainger, Inc. 4,827 4,715
XPO, Inc.(Æ) 39,319 4,517
Xylem, Inc. 21,732 2,901
284,718
Technology - 37.6%
Accenture PLC Class A 58,124 19,217
Adobe, Inc.(Æ) 10,140 5,594
Advanced Micro Devices, Inc.(Æ) 81,588 11,788
Airbnb, Inc. Class A(Æ)(Ð) 48,669 6,792
Akamai Technologies, Inc.(Æ) 15,392 504
Alphabet, Inc. Class A 601,893 103,249
Alphabet, Inc. Class C 136,729 23,675
Amkor Technology, Inc. 33,530 1,095
Analog Devices, Inc. 33,802 7,821
Apple, Inc.(Û) 923,833 205,165
Applied Materials, Inc. 19,306 4,097
Arista Networks, Inc.(Æ) 9,447 3,274
ASML Holding NV Class G 1,335 1,250

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlassian Corp. Class A(Æ)(Ð) 38,086 6,725
Booking Holdings, Inc.(Û) 3,959 14,708
Box, Inc. Class A(Æ)(Ð) 96,485 2,713
CACI International, Inc. Class A(Æ) 5,122 2,364
Cadence Design Systems, Inc.(Æ) 15,927 4,263
CDW Corp. 13,176 2,874
Cirrus Logic, Inc.(Æ)(Ð) 28,162 3,675
Cisco Systems, Inc. 258,770 12,537
Cognizant Technology Solutions Corp.
Class A 61,023 4,618
CommVault Systems, Inc.(Æ) 33,281 5,087
Confluent, Inc. Class A(Æ)(Ð) 60,712 1,519
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 24,119 5,595
DigitalOcean Holdings, Inc.(Æ)(Ð) 40,364 1,337
DocuSign, Inc.(Æ) 3,562 198
DoorDash , Inc. Class A(Æ) 23,069 2,554
Dropbox, Inc. Class A(Æ) 313,972 7,510
DXC Technology Co.(Æ) 68,027 1,384
EPAM Systems, Inc.(Æ) 16,512 3,552
Fortinet, Inc.(Æ)(Ð) 137,300 7,969
Gitlab , Inc. Class A(Æ) 1,689 87
GlobalFoundries , Inc.(Æ) 17,712 903
Guidewire Software, Inc.(Æ)(Ð) 45,714 6,860
Hewlett Packard Enterprise Co. 229,244 4,564
HP, Inc. 90,699 3,273
Intel Corp.(Ð)(Û) 290,613 8,933
International Business Machines Corp. 25,848 4,966
Intuit, Inc. 39,360 25,480
KBR, Inc.(Ð) 96,595 6,432
KLA Corp. 3,102 2,553
Kyndryl Holdings, Inc.(Æ) 105,889 2,845
Lam Research Corp. 16,867 15,539
Lattice Semiconductor Corp.(Æ) 33,688 1,785
Lyft, Inc. Class A(Æ)(Ð) 272,122 3,279
Maplebear , Inc.(Æ)(Û) 114,791 3,959
Marvell Technology, Inc. 51,157 3,426
Meta Platforms, Inc. Class A 89,033 42,276
Micron Technology, Inc. 100,840 11,074
Microsoft Corp. 520,542 217,769
Monolithic Power Systems, Inc. 8,354 7,210
NAPCO Security Technologies, Inc. 31,343 1,749
NCR Atleos Corp.(Æ) 46,843 1,506
NetApp, Inc. 39,049 4,958
Nutanix , Inc. Class A(Æ) 118,620 5,992
NVIDIA Corp. 1,274,156 149,102
NXP Semiconductors NV 42,270 11,124
ON Semiconductor Corp.(Æ) 76,959 6,022
Oracle Corp. 67,226 9,375
Palantir Technologies, Inc. Class A(Æ) 46,116 1,240
Palo Alto Networks, Inc.(Æ) 38,330 12,447
Paycom Software, Inc.(Ð) 9,719 1,621
Playtika Holding Corp. 82,435 629
Procore Technologies, Inc.(Æ)(Ð) 51,667 3,670
Qorvo , Inc.(Æ) 32,227 3,861
QUALCOMM, Inc. 27,458 4,969
RingCentral, Inc. Class A(Æ)(Ð) 30,672 1,075
Roblox Corp. Class A(Æ)(Ð) 117,332 4,872
Roku, Inc.(Æ)(Ð) 6,845 398
Roper Technologies, Inc. 7,082 3,858
Salesforce, Inc. 68,232 17,658
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Seagate Technology Holdings PLC 37,107 3,791
SentinelOne , Inc. Class A(Æ) 116,195 2,661
ServiceNow , Inc.(Æ) 22,779 18,551
Silicon Laboratories, Inc.(Æ)(Ð) 13,526 1,625
Skyworks Solutions, Inc. 29,543 3,357
Smartsheet , Inc. Class A(Æ) 74,248 3,561
Snap, Inc. Class A(Æ)(Ð) 49,653 661
Sonos , Inc.(Æ) 111,682 1,508
Spotify Technology SA(Æ) 44,348 15,253
Synopsys, Inc.(Æ) 7,643 4,267
Tenable Holdings, Inc.(Æ) 6,511 299
Teradata Corp.(Æ)(Ð) 53,750 1,743
Teradyne, Inc.(Ð) 58,034 7,612
Texas Instruments, Inc. 101,502 20,687
Twilio , Inc. Class A(Æ) 34,727 2,053
Uber Technologies, Inc.(Æ) 232,024 14,959
Universal Display Corp. 11,123 2,476
VeriSign, Inc.(Æ) 29,148 5,451
Workday, Inc. Class A(Æ) 22,760 5,169
1,219,726
Utilities - 3.8%
AT&T, Inc. 730,226 14,057
ConocoPhillips 71,097 7,906
Constellation Energy Generation LLC(Û) 47,277 8,973
Edison International 79,543 6,364
Exelon Corp.(Û) 351,036 13,059
FirstEnergy Corp. 144,742 6,066
Gulfport Energy Corp.(Æ) 7,651 1,126
Iridium Communications, Inc.(Û) 50,759 1,457
NextEra Energy, Inc. 145,756 11,134
NRG Energy, Inc.(Û) 158,943 11,948
PG&E Corp. 475,350 8,675
Pinnacle West Capital Corp. 36,280 3,105
T-Mobile USA, Inc. 70,152 12,788
Verizon Communications, Inc. 128,092 5,190
Vistra Corp.(Ð) 96,484 7,644
Xcel Energy, Inc. 77,094 4,493
123,985
Total Common Stocks
(cost $2,066,489) 3,292,467
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 123,598,960 (∞) 123,574
Total Short-Term Investments
(cost $123,574) 123,574
Total Investments - 105.2%
(identified cost $2,190,063) 3,416,041
Securities Sold Short - (5.4)%
Consumer Discretionary - (0.9)%
Acushnet Holdings Corp. (20,567) (1,493)
Advanced Energy Industries, Inc. (15,613) (1,817)
Asbury Automotive Group, Inc.(Æ) (3,564) (960)
Atlanta Braves Holdings, Inc. Class C(Æ) (5,653) (246)
Charter Communications, Inc. Class A(Æ) (10,090) (3,831)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Choice Hotels International, Inc. (4,072) (519)
Churchill Downs, Inc. (21,141) (3,035)
Crocs, Inc.(Æ) (5,288) (710)
FirstCash Holdings, Inc. (13,573) (1,515)
Group 1 Automotive, Inc. (7,044) (2,576)
Kontoor Brands, Inc. (14,428) (1,012)
LGI Homes, Inc.(Æ) (11,102) (1,277)
Lithia Motors, Inc. Class A (11,062) (3,057)
Rocket Lab USA, Inc.(Æ) (81,300) (426)
Topgolf Callaway Brands Corp.(Æ) (121,162) (1,999)
VF Corp. (90,719) (1,539)
Warner Bros Discovery, Inc.(Æ) (411,590) (3,560)
(29,572)
Consumer Staples - (0.1)%
Walgreens Boots Alliance, Inc. (256,198) (3,041)
Energy - (0.2)%
Patterson-UTI Energy, Inc. (112,075) (1,232)
Sitio Royalties Corp. Class A (41,035) (999)
Sunrun , Inc.(Æ) (130,531) (2,288)
Uranium Energy Corp.(Æ) (197,235) (1,170)
(5,689)
Financial Services - (0.8)%
AGNC Investment Corp.(ö) (56,523) (566)
Apollo Global Management, Inc. (27,714) (3,473)
Arbor Realty Trust, Inc.(ö) (106,595) (1,439)
Berkshire Hathaway, Inc. Class B(Æ) (287) (126)
BGC Group, Inc. Class A (172,431) (1,588)
Cohen & Steers, Inc. (14,870) (1,276)
Erie Indemnity Co. Class A (3,139) (1,385)
First Financial Bankshares , Inc. (20,642) (794)
Glacier Bancorp, Inc. (79,803) (3,568)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (78,854) (2,584)
Healthcare Realty Trust, Inc.(ö) (170,135) (3,010)
Iron Mountain, Inc.(ö) (2,915) (299)
New York Community Bancorp, Inc. (2,232) (23)
Old National Bancorp (166,083) (3,325)
Park National Corp. (1,040) (184)
ServisFirst Bancshares, Inc. (20,512) (1,646)
SoFi Technologies, Inc.(Æ) (20,739) (156)
(25,442)
Health Care - (1.0)%
Acadia Healthcare Co., Inc.(Æ) (45,071) (2,923)
Axsome Therapeutics, Inc.(Æ) (3,002) (262)
Azenta , Inc.(Æ) (12,953) (807)
Bio- Techne Corp. (29,731) (2,426)
BridgeBio Pharma, Inc.(Æ) (22,224) (582)
Crinetics Pharmaceuticals, Inc.(Æ) (31,222) (1,659)
Geron Corp.(Æ) (332,038) (1,574)
Globus Medical, Inc. Class A(Æ) (54,191) (3,900)
ICU Medical, Inc.(Æ) (15,021) (1,907)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Insmed , Inc.(Æ) (19,440) (1,414)
Integra LifeSciences Holdings Corp.(Æ) (42,960) (1,041)
Neogen Corp.(Æ) (168,650) (2,872)
NeoGenomics , Inc.(Æ) (27,350) (485)
RadNet , Inc.(Æ) (36,720) (2,194)
Repligen Corp.(Æ) (17,508) (2,930)
Sotera Health Co.(Æ) (44,864) (622)
Surgery Partners, Inc.(Æ) (38,646) (1,173)
TransMedics Group, Inc.(Æ) (6,279) (893)
Vaxcyte , Inc.(Æ) (22,950) (1,811)
(31,475)
Materials and Processing - (0.2)%
AAON, Inc. (37,725) (3,340)
O-I Glass, Inc.(Æ) (32,980) (440)
Pool Corp. (3,425) (1,281)
Quaker Chemical Corp. (2,343) (425)
Rogers Corp.(Æ) (7,053) (862)
(6,348)
Producer Durables - (0.7)%
AeroVironment , Inc.(Æ) (7,510) (1,341)
American Airlines Group, Inc.(Æ) (264,500) (2,814)
Badger Meter, Inc. (15,645) (3,225)
Casella Waste Systems, Inc. Class A(Æ) (30,643) (3,174)
Itron , Inc.(Æ) (19,828) (2,051)
Kratos Defense & Security Solutions, Inc.
(Æ) (70,816) (1,596)
OSI Systems, Inc.(Æ) (10,950) (1,620)
RBC Bearings, Inc.(Æ) (7,880) (2,292)
Teledyne Technologies, Inc.(Æ) (1,506) (635)
Union Pacific Corp. (11,079) (2,734)
Zurn Elkay Water Solutions Corp. (83,601) (2,714)
(24,196)
Technology - (1.2)%
Advanced Micro Devices, Inc.(Æ) (6,058) (875)
Analog Devices, Inc. (15,111) (3,496)
Aspen Technology, Inc.(Æ) (11,533) (2,168)
Coherent Corp.(Æ) (48,566) (3,384)
EchoStar Corp. Class A(Æ) (123,638) (2,483)
ePlus , Inc.(Æ) (9,065) (833)
Fiserv, Inc.(Æ) (20,176) (3,300)
Frontier Communications Parent, Inc.(Æ) (29,435) (863)
Gen Digital, Inc. (139,737) (3,632)
MACOM Technology Solutions Holdings,
Inc.(Æ) (13,386) (1,351)
Marvell Technology, Inc. (44,303) (2,967)
Motorola Solutions, Inc. (2,415) (963)
Oracle Corp. (20,276) (2,828)
PTC, Inc.(Æ) (5,938) (1,056)
Sanmina Corp.(Æ) (44,192) (3,329)
Take-Two Interactive Software, Inc.(Æ) (4,153) (625)
Vishay Intertechnology , Inc. (122,085) (2,968)
Wolfspeed , Inc.(Æ) (114,861) (2,165)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(39,286)
Utilities - (0.3)%
Civitas Resources, Inc. (25,296) (1,764)
Cogent Communications Holdings, Inc. (40,403) (2,852)
MGE Energy, Inc. (9,662) (849)
New Fortress Energy, Inc. (57,685) (1,139)
Northern Oil and Gas, Inc. (18,431) (796)
Otter Tail Corp. (25,845) (2,505)
(9,905)
Total Securities Sold Short
(proceeds $149,839) (174,954)
Other Assets and Liabilities,
Net - 0.2%
5,416
Net Assets - 100.0%
3,246,503

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 31
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 475 USD 132,003 09/24 (96)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (96)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 436,219 $ — $ —
$ —
$ 436,219
Consumer Staples 128,618 — —
—
128,618
Energy 136,135 — —
—
136,135
Financial Services 423,980 — —
—
423,980
Health Care 401,313 — —
—
401,313
Materials and Processing 137,773 — —
—
137,773
Producer Durables 284,718 — —
—
284,718
Technology 1,219,726 — —
—
1,219,726
Utilities 123,985 — —
—
123,985
Short-Term Investments — — — 123,574 123,574
Total Investments
3,292,467 — — 123,574 3,416,041
Securities Sold Short
*
(174,954) — — — (174,954)
Other Financial Instruments
Liabilities
Futures Contracts (96) — — — (96)
Total Other Financial Instruments
**
$ (96) $ — $ — $ — $ (96)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Strategic Equity Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,377 $ 721,857 $ 657,675 $ 17 $ (2) $ 123,574 $ 3,462 $ —
U.S. Cash Collateral Fund 4,039 42,232 46,271 — — — 99 —
$ 63,416 $ 764,089 $ 703,946 $ 17 $ (2) $ 123,574 $ 3,561 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. Class A(Æ) 6,953 1,025
Academy Sports & Outdoors, Inc. 11,977 648
Adtalem Global Education, Inc.(Æ) 1,714 134
AerSale Corp.(Æ) 209,721 1,414
Amer Sports, Inc.(Æ) 7,729 90
American Axle & Manufacturing Holdings,
Inc.(Æ) 26,190 195
American Eagle Outfitters, Inc. 26,503 584
American Outdoor Brands, Inc.(Æ) 1,058 10
American Public Education, Inc.(Æ) 5,158 103
America's Car-Mart, Inc.(Æ) 29,259 2,026
Asbury Automotive Group, Inc.(Æ) 2,512 676
Atkore , Inc. 6,808 919
Atmus Filtration Technologies, Inc. 19,479 601
Avis Budget Group, Inc.(Ð) 2,826 285
Axon Enterprise, Inc.(Æ) 2,859 858
Bath & Body Works, Inc.(Ð) 2,379 87
Beacon Roofing Supply, Inc.(Æ) 6,513 670
Beazer Homes USA, Inc.(Æ) 16,111 542
Bloomin ' Brands, Inc. 160,058 3,337
BlueLinx Holdings, Inc.(Æ) 7,934 957
Boot Barn Holdings, Inc.(Æ) 34,207 4,566
BorgWarner, Inc.(Û) 23,426 827
Brinker International, Inc.(Æ)(Ð)(Û) 16,631 1,111
Cadre Holdings, Inc. 43,150 1,584
Carriage Services, Inc. Class A(Ð) 2,700 87
Cava Group, Inc.(Æ) 1,593 134
Cavco Industries, Inc.(Æ) 1,365 566
Celestica, Inc.(Æ) 4,569 240
Central Garden & Pet Co. Class A(Æ) 2,924 100
Century Communities, Inc. 4,760 498
Chegg , Inc.(Æ) 42,478 145
Clarus Corp. 336,911 2,035
Cooper-Standard Holdings, Inc.(Æ) 4,502 67
Coursera, Inc.(Æ)(Ð) 25,919 241
CTS Corp. 7,558 369
Dana Holding Corp. 20,244 257
Dave & Buster's Entertainment, Inc.(Æ) 13,170 495
Denny's Corp.(Æ) 40,628 299
Designer Brands, Inc. Class A(Ð) 11,164 91
Dillard's, Inc. Class A(Ð)(Û) 1,873 747
Driven Brands Holdings, Inc.(Æ) 13,732 185
Duolingo , Inc.(Æ)(Ð)(Û) 4,486 771
Dutch Bros, Inc. Class A(Æ) 5,927 227
El Pollo Loco Holdings, Inc.(Æ) 42,170 509
FirstCash Holdings, Inc. 8,343 931
Foot Locker, Inc.(Ð) 31,840 925
Forestar Group, Inc.(Æ) 7,081 224
Freshpet , Inc.(Æ) 7,255 883
Genesco, Inc.(Æ) 4,701 145
Gentherm , Inc.(Æ) 8,516 470
G-III Apparel Group, Ltd.(Æ) 28,552 787
Gildan Activewear , Inc. Class A 44,837 1,824
GMS, Inc.(Æ) 6,303 607
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 72,814 852
GoPro, Inc. Class A(Æ) 56,573 86
Green Brick Partners, Inc.(Æ) 23,633 1,729
Group 1 Automotive, Inc. 1,450 530
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc. 39,321 1,151
HealthStream , Inc. 1,935 57
Hilton Grand Vacations, Inc.(Æ) 8,043 348
Hims & Hers Health, Inc.(Æ) 37,644 800
International Game Technology PLC 69,754 1,637
iRobot Corp.(Æ)(Ð) 11,858 140
J Jill, Inc. 6,485 249
Johnson Outdoors, Inc. Class A 38,126 1,617
KB Home(Ð) 22,187 1,910
Kontoor Brands, Inc. 7,328 514
Kura Sushi USA, Inc. Class A(Æ) 22,829 1,312
Landsea Homes Corp.(Æ) 37,550 457
La-Z-Boy, Inc. 13,027 575
Lear Corp. 14,817 1,808
Leonardo DRS, Inc.(Æ) 42,921 1,210
LGI Homes, Inc.(Æ) 5,981 688
Lincoln Educational Services Corp.(Æ) 32,781 463
M/I Homes, Inc.(Æ) 3,056 510
Madison Square Garden Entertainment
Corp.(Æ) 12,820 506
Magnite , Inc.(Æ) 49,400 718
MasterCraft Boat Holdings, Inc.(Æ) 5,432 119
Meritage Homes Corp. 3,968 805
Monro Muffler Brake, Inc. 59,196 1,824
Motorcar Parts of America, Inc.(Æ) 65,786 398
Movado Group, Inc. 11,457 297
Newell Rubbermaid, Inc. 210,285 1,806
ODP Corp. (The)(Æ) 9,435 399
OneSpaWorld Holdings, Ltd. 311,297 5,009
Overstock.com, Inc.(Æ) 21,237 240
Papa John's International, Inc. 50,330 2,226
Perdoceo Education Corp. 22,927 568
PVH Corp.(Ð) 9,762 996
Red Rock Resorts, Inc. Class A 5,010 286
Reservoir Media, Inc.(Æ) 112,856 898
REV Group, Inc. 29,959 874
Rocky Brands, Inc. 8,960 307
Rush Street Interactive, Inc.(Æ) 69,394 695
Savers Value Village, Inc.(Æ)(Ñ) 49,388 503
Scholastic Corp. 5,385 169
Sensata Technologies Holding PLC 15,117 589
Shake Shack, Inc. Class A(Æ) 9,440 827
SharkNinja , Inc.(Û) 10,093 776
Shoe Carnival, Inc. 14,887 632
Signet Jewelers, Ltd. 7,296 614
Smith & Wesson Brands, Inc. 40,594 672
Sonic Automotive, Inc. Class A 7,888 470
Steven Madden, Ltd. 36,873 1,672
Stitch Fix, Inc. Class A(Æ) 99,471 469
Strategic Education, Inc. 3,603 380
Stride, Inc.(Æ) 28,835 2,191
Sturm Ruger & Co., Inc. 17,738 800
Superior Uniform Group, Inc. 1,700 34
Taylor Morrison Home Corp. Class A(Æ) 5,596 375
TechTarget , Inc.(Æ) 3,629 116
TEGNA, Inc. 44,842 714
Texas Roadhouse, Inc. Class A 15,016 2,622
Thor Industries, Inc.(Ð) 8,532 906
Tilly's, Inc. Class A(Æ) 3,134 18
Toll Brothers, Inc. 14,033 2,003

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Transcat , Inc.(Æ) 3,900 449
Tri Pointe Homes, Inc.(Æ) 30,466 1,379
TripAdvisor, Inc.(Æ) 17,808 314
Turtle Beach Corp.(Æ) 4,074 59
Udemy , Inc.(Æ)(Ð) 17,968 166
Universal Electronics, Inc.(Æ) 1,550 18
Universal Technical Institute, Inc.(Æ) 48,254 914
Urban Outfitters, Inc.(Æ) 9,821 452
Vera Bradley, Inc.(Æ) 1,359 9
VF Corp. 93,364 1,583
Victoria's Secret & Co.(Æ) 37,454 665
Visteon Corp.(Æ) 5,072 586
Wayfair, Inc. Class A(Æ) 11,687 636
Whirlpool Corp. 5,779 589
Wingstop , Inc. 515 193
Winnebago Industries, Inc. 7,179 449
Wolverine World Wide, Inc. 16,416 244
Wynn Resorts, Ltd.(Û) 2,756 228
Ziff Davis, Inc.(Æ) 12,004 575
Zillow Group, Inc. Class A(Æ)(Û) 6,429 305
Zumiez , Inc.(Æ) 6,904 175
103,262
Consumer Staples - 2.0%
Andersons, Inc. (The)(Ð) 1,728 94
Beauty Health Co. (The)(Æ) 25,768 48
Boston Beer Co., Inc. Class A(Æ)(Û) 1,793 502
Calavo Growers, Inc.(Ð) 79,020 1,880
Dole PLC 17,113 254
elf Beauty, Inc.(Æ) 7,349 1,268
Energizer Holdings, Inc. - GDR 10,715 420
Fresh Del Monte Produce, Inc. 3,063 77
Grocery Outlet Holding Corp.(Æ) 64,157 1,255
Helen of Troy, Ltd.(Æ) 5,302 313
Herbalife, Ltd.(Æ)(Ð) 35,429 435
Inter Parfums , Inc. 2,403 338
J&J Snack Foods Corp. 11,219 1,893
John B Sanfilippo & Son, Inc. 3,108 326
Medifast , Inc.(Æ) 3,186 70
Nomad Foods, Ltd. 77,619 1,483
Pilgrim's Pride Corp.(Æ)(Û) 688 28
Primo Water Corp. 71,230 1,562
Quanex Building Products Corp. 20,528 686
SpartanNash Co. 8,891 188
Sprouts Farmers Market, Inc.(Æ) 18,561 1,854
United Natural Foods, Inc.(Æ) 9,982 155
USANA Health Sciences, Inc.(Æ)(Ð) 2,264 101
Vita Coco Co., Inc. (The)(Æ) 45,737 1,182
Vital Farms, Inc.(Æ) 46,007 1,679
Weis Markets, Inc. 4,512 340
WK Kellogg Co.(Ð) 12,356 217
18,648
Energy - 4.7%
Alpha Metallurgical Resources, Inc. 1,235 365
Antero Resources Corp.(Æ) 12,440 361
Aris Water Solutions, Inc. Class A 322,225 5,707
Atlas Energy Solutions, Inc. 34,698 737
Berry Petroleum Corp. 16,850 116
Broadwind Energy, Inc.(Æ) 133,195 434
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChampionX Corp. 15,255 523
CVR Energy, Inc.(Ð) 19,369 554
Delek US Holdings, Inc. 35,577 846
Helix Energy Solutions Group, Inc.(Æ) 25,714 303
Helmerich & Payne, Inc. 51,089 2,065
HF Sinclair Corp.(Ð)(Û) 22,338 1,150
Kodiak Gas Services, Inc. 67,604 1,950
Liberty Energy, Inc. Class A 23,162 559
Matrix Service Co.(Æ) 63,357 641
Murphy Oil Corp. 13,817 572
Natural Gas Services Group, Inc.(Æ) 38,494 784
Newpark Resources, Inc.(Æ) 80,373 664
Noble Corp. PLC 7,895 373
NOV, Inc. 67,989 1,416
NOW, Inc.(Æ)(Ð) 48,399 743
Oceaneering International, Inc.(Æ) 34,104 1,024
Par Pacific Holdings, Inc.(Æ) 21,102 560
Patterson-UTI Energy, Inc. 206,075 2,265
PBF Energy, Inc. Class A(Ð) 28,810 1,174
ProPetro Holding Corp.(Æ) 99,817 957
Ramaco Resources, Inc. Class A 31,496 428
Ranger Energy Services, Inc. 46,338 601
REX American Resources Corp.(Æ) 9,594 487
Select Water Solutions, Inc. Class A 127,540 1,508
Sitio Royalties Corp. Class A 72,585 1,767
SM Energy Co. 27,238 1,258
SunCoke Energy, Inc. 18,125 212
TechnipFMC PLC(Û) 54,843 1,618
TETRA Technologies, Inc.(Æ) 248,043 925
Transocean, Ltd.(Æ) 66,423 385
VAALCO Energy, Inc. 128,156 918
Valaris , Ltd.(Æ) 6,690 526
W&T Offshore, Inc. 529,809 1,277
Warrior Met Coal, Inc. 13,499 933
Weatherford International PLC(Ð) 10,302 1,214
World Kinect Corp.(Ð) 50,063 1,398
42,298
Financial Services - 21.6%
1st Source Corp. 10,965 697
AGNC Investment Corp.(ö) 71,786 719
Agree Realty Corp.(ö) 32,798 2,262
Air Lease Corp. Class A 25,114 1,246
Alliance Data Systems Corp. 23,243 1,269
Ally Financial, Inc.(Û) 36,776 1,655
Alpine Income Property Trust, Inc.(ö) 115,383 2,004
Americold Realty Trust, Inc.(ö) 57,883 1,730
Ameris Bancorp 10,748 654
Arbor Realty Trust, Inc.(ö) 55,009 743
Atlantic Union Bankshares Corp. 13,666 564
Axis Capital Holdings, Ltd. 5,519 418
Bancorp, Inc. (The)(Æ) 16,757 869
Bank of NT Butterfield & Son, Ltd. (The) 20,132 772
BankUnited , Inc. 3,327 128
Banner Corp. 10,501 622
BGC Group, Inc. Class A 162,224 1,494
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 15,439 276
BOK Financial Corp. 5,760 592
Bowhead Specialty Holdings, Inc.(Æ) 17,072 479

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brighthouse Financial, Inc.(Æ)(Ð) 13,931 695
Brixmor Property Group, Inc.(ö) 67,880 1,729
Broadstone Net Lease, Inc.(ö) 33,246 579
BRP Group, Inc. Class A(Æ) 23,537 1,029
Business First Bancshares, Inc. 105,548 2,683
Cadence Bank 45,320 1,490
Camden Property Trust(ö)(Û) 7,530 834
Capital Bancorp, Inc. 41,137 1,049
Capital City Bank Group, Inc. 33,610 1,193
Cathay General Bancorp 12,591 558
Centerspace (ö) 5,351 374
Chatham Lodging Trust(ö) 5,775 51
City Holding Co. 4,820 588
Clarivate PLC(Æ) 156,092 1,052
CNO Financial Group, Inc. 18,399 641
Comerica, Inc.(Ð) 23,933 1,312
Community Bank System, Inc. 7,482 461
Community Healthcare Trust, Inc.(ö) 90,963 1,979
Compass, Inc. Class A(Æ) 60,886 267
Corebridge Financial, Inc.(Û) 52,970 1,565
Corporate Office Properties Trust(ö) 26,693 773
CTO Realty Growth, Inc.(ö) 78,892 1,583
Cullen/Frost Bankers, Inc.(Ð) 25,559 2,992
Cushman & Wakefield PLC(Æ) 52,630 690
DiamondRock Hospitality Co.(ö) 82,344 678
Dime Community Bancshares, Inc. 27,998 708
Donegal Group, Inc. Class A 823 12
Douglas Elliman , Inc.(Æ) 8,497 17
Easterly Government Properties, Inc.(ö) 182,241 2,539
Eastern Bankshares , Inc. 40,262 670
Employers Holdings, Inc. 626 30
Enact Holdings, Inc. 1,972 67
Equity Commonwealth(Æ)(Ð)(ö) 91,614 1,866
Esquire Financial Holdings, Inc. 20,454 1,261
Essent Group, Ltd. 24,593 1,545
Essential Properties Realty Trust, Inc.(ö) 14,757 437
Evercore , Inc. Class A 5,792 1,450
EZCORP, Inc. Class A(Æ) 92,862 968
Federal Agricultural Mortgage Corp. Class
C 3,620 746
Fidelis Insurance Holdings, Ltd. 91,266 1,624
First American Financial Corp. 41,198 2,496
First BanCorp 77,488 1,662
First Commonwealth Financial Corp. 51,824 937
First Financial Corp. 13,352 600
First Foundation, Inc. 24,942 175
First Industrial Realty Trust, Inc.(ö) 37,255 2,039
First Internet Bancorp 2,936 109
First Interstate BancSystem , Inc. Class A 14,613 461
First Merchants Corp. 15,582 629
First Mid Bancshares, Inc. 40,143 1,541
Four Corners Property Trust, Inc.(ö) 22,104 600
FTAI Aviation, Ltd. 28,681 3,196
Fulton Financial Corp. 30,819 597
GCM Grosvenor, Inc. Class A 155,392 1,729
Genworth Financial, Inc. Class A(Æ) 158,093 1,070
German American Bancorp, Inc. 43,513 1,712
Getty Realty Corp.(ö) 37,340 1,106
Glacier Bancorp, Inc. 57,666 2,578
Guaranty Bancshares, Inc. 39,646 1,369
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hamilton Lane, Inc. Class A 3,030 437
Hancock Holding Co. 10,051 550
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 60,494 1,982
Hanover Insurance Group, Inc. (The)(Ð) 14,264 1,961
Hilltop Holdings, Inc. 15,663 517
Home BancShares , Inc. 74,785 2,119
Horace Mann Educators Corp. 91,091 3,149
Horizon Bancorp, Inc. 40,040 639
Howard Hughes Corp. (The)(Æ)(Ð) 9,270 688
Independence Realty Trust, Inc.(ö) 36,552 682
Independent Bank Corp. 42,756 1,691
Innovative Industrial Properties, Inc.(ö) 4,000 491
International Bancshares Corp. 9,376 632
International Money Express, Inc.(Æ) 28,492 633
InvenTrust Properties Corp.(ö) 9,577 270
Investar Holding Corp. 42,599 788
Jackson Financial, Inc. Class A 30,895 2,721
James River Group Holdings, Ltd. 14,851 128
John Wiley & Sons, Inc. Class A 11,948 571
Kearny Financial Corp. 2,367 17
Kemper Corp. 51,859 3,322
Kinsale Capital Group, Inc.(Ð) 412 188
Legacy Housing Corp.(Æ) 5,977 170
Legalzoom.com, Inc.(Æ)(Ð) 27,963 187
LendingClub Corp.(Æ) 124,776 1,561
LendingTree , Inc.(Æ) 6,235 332
Live Oak Bancshares, Inc. 13,179 595
LiveRamp Holdings, Inc.(Æ) 16,011 485
Macerich Co. (The)(ö) 55,229 884
Marcus & Millichap, Inc. 38,201 1,513
McGrath RentCorp 3,557 391
Mercury General Corp. 425 25
Metropolitan Bank Holding Corp.(Æ) 46,451 2,449
Moelis & Co. Class A 7,706 524
Mr. Cooper Group, Inc.(Æ) 5,515 496
MVB Financial Corp. 31,899 733
National Bank Holdings Corp. Class A 84,013 3,518
NBT Bancorp, Inc. 62,935 3,085
NerdWallet , Inc. Class A(Æ) 3,677 54
NETSTREIT Corp.(ö) 198,948 3,277
New York Community Bancorp, Inc. 63,764 671
Newmark Group, Inc. Class A 63,993 831
NMI Holdings, Inc. Class A(Æ) 37,923 1,492
Northeast Bank 25,629 1,862
OceanFirst Financial Corp. 24,142 439
OFG Bancorp 29,137 1,323
Old National Bancorp 78,598 1,574
Outfront Media, Inc.(ö) 51,274 832
Pacific Premier Bancorp, Inc. 23,524 637
Pagseguro Digital, Ltd. Class A(Æ) 103,749 1,326
Park Hotels & Resorts, Inc.(Ð)(ö) 59,742 900
PennyMac Financial Services, Inc. 5,901 579
Perella Weinberg Partners 81,277 1,536
Pinnacle Financial Partners, Inc. 10,593 1,020
Piper Sandler Cos. 1,351 369
Plymouth Industrial REIT, Inc.(ö) 43,428 1,039
Popular, Inc. 22,514 2,311
Potlatch Corp.(ö) 53,656 2,380
PRA Group, Inc.(Æ) 14,706 392

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Preferred Bank 6,609 569
Premier Financial Corp. 39,752 1,007
ProAssurance Corp.(Æ) 7,693 101
Prosperity Bancshares, Inc. 34,881 2,530
Radian Group, Inc. 16,551 614
RE/MAX Holdings, Inc. Class A 80,886 781
Red River Bancshares, Inc. 9,763 544
Redfin Corp.(Æ) 49,372 402
Regency Centers Corp.(Ð)(ö) 6,314 425
Regional Management Corp. 576 19
Reinsurance Group of America, Inc. Class
A(Û) 9,912 2,234
Renasant Corp. 10,490 361
RLI Corp. 4,613 695
RMR Group, Inc. (The) Class A 15,476 401
Robinhood Markets, Inc. Class A(Æ) 61,216 1,259
Ryman Hospitality Properties, Inc.(ö) 6,238 627
Safety Insurance Group, Inc.(Ð) 5,994 513
Seacoast Banking Corp. of Florida 79,430 2,211
Selective Insurance Group, Inc. 7,258 656
ServisFirst Bancshares, Inc. 6,222 499
Simmons First National Corp. Class A 19,113 411
Skyward Specialty Insurance Group, Inc.
(Æ) 15,723 622
SLM Corp. 49,060 1,113
SmartFinancial , Inc. 71,369 2,023
South Plains Financial, Inc. 5,883 191
SouthState Corp. 5,474 542
Stewart Information Services Corp. 10,587 748
Stock Yards Bancorp, Inc. 37,939 2,361
StoneX Group, Inc.(Æ) 4,127 344
Sunstone Hotel Investors, Inc.(ö) 10,289 107
Texas Capital Bancshares, Inc.(Æ) 8,153 539
Tiptree, Inc. Class A 42,634 842
Towne Bank 72,863 2,422
TPG, Inc. 16,003 816
TriCo Bancshares 49,000 2,280
Triumph Financial, Inc.(Æ) 39,777 3,609
UMB Financial Corp. 5,533 564
UMH Properties, Inc.(ö) 61,757 1,097
United Bankshares , Inc. 13,481 525
United Community Banks, Inc. 18,585 575
United Fire Group, Inc. 1,426 32
Universal Insurance Holdings, Inc. 7,977 158
Unum Group(Û) 22,272 1,281
Valley National Bancorp 56,985 479
Vestis Corp. 21,835 283
Walker & Dunlop, Inc. 5,218 558
Webster Financial Corp. 9,358 464
Westwood Holdings Group, Inc. 129,447 1,718
William Penn Bancorp 95,878 1,174
Xenia Hotels & Resorts, Inc.(ö) 24,682 343
Zions Bancorp NA 20,032 1,035
196,256
Health Care - 18.3%
89Bio, Inc.(Æ) 16,272 149
Acadia Pharmaceuticals, Inc.(Æ) 22,418 426
ACELYRIN, Inc.(Æ) 22,818 137
ADMA Biologics, Inc.(Æ) 153,749 1,888
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Akebia Therapeutics, Inc.(Æ) 60,796 84
Alector , Inc.(Æ) 21,222 127
American Well Corp. Class A(Æ) 2,281 18
ANI Pharmaceuticals, Inc.(Æ) 59,332 3,899
Arcellx , Inc.(Æ)(Ð) 83,127 5,138
Argenx SE - ADR(Æ) 11,270 5,814
Arrowhead Pharmaceuticals, Inc.(Æ) 72,259 2,064
ARS Pharmaceuticals, Inc.(Æ) 10,505 114
Artivion , Inc.(Æ) 7,759 211
Avid Bioservices , Inc.(Æ) 25,005 261
Beam Therapeutics, Inc.(Æ) 57,081 1,806
Biohaven , Ltd.(Æ) 37,195 1,463
BioLife Solutions, Inc.(Æ) 144,603 3,473
Bluebird Bio, Inc.(Æ)(Ð) 10,710 12
Blueprint Medicines Corp.(Æ) 11,998 1,299
BrightSpring Health Services, Inc.(Æ) 73,644 912
CareDx , Inc.(Æ) 60,855 1,217
Castle Biosciences, Inc.(Æ) 8,522 206
Catalyst Pharmaceuticals, Inc.(Æ) 36,354 627
Chemed Corp. 2,508 1,430
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
CONMED Corp. 9,473 654
Contra Inhibrx , Inc.(Æ)(Š) 21,895 14
Corcept Therapeutics, Inc.(Æ)(Ð) 18,218 705
CorVel Corp.(Æ) 1,644 504
Crinetics Pharmaceuticals, Inc.(Æ) 10,589 563
Cytokinetics, Inc.(Æ) 23,878 1,409
CytomX Therapeutics, Inc.(Æ) 10,940 15
DaVita HealthCare Partners, Inc.(Æ)(Ð)(Û) 3,647 498
Doximity , Inc. Class A(Æ)(Ð) 20,796 582
Dyne Therapeutics, Inc.(Æ) 29,728 1,276
Editas Medicine, Inc.(Æ) 17,857 97
Embecta Corp. 15,145 237
Enanta Pharmaceuticals, Inc.(Æ) 6,299 93
Enovis Corp. Class W(Æ) 24,719 1,178
Ensign Group, Inc. (The) 4,201 591
Esperion Therapeutics, Inc.(Æ)(Ð) 35,494 82
Exelixis , Inc.(Æ)(Ð) 55,161 1,294
Fate Therapeutics, Inc.(Æ) 28,779 153
FibroGen , Inc.(Æ) 22,180 12
Fortrea Holdings, Inc.(Æ)(Ð) 17,139 473
GeneDx Holdings Corp.(Æ)(Ñ) 23,971 784
Geron Corp.(Æ) 633,061 3,001
Ginkgo Bioworks Holdings, Inc.(Æ) 115,100 44
Glaukos Corp.(Æ) 5,015 588
Guardant Health, Inc.(Æ) 16,039 563
Haemonetics Corp.(Æ) 6,124 551
Halozyme Therapeutics, Inc.(Æ) 47,303 2,614
Harvard Bioscience, Inc.(Æ) 173,254 554
Health Catalyst, Inc.(Æ) 24,338 179
HealthEquity , Inc.(Æ) 19,556 1,535
Immunovant , Inc.(Æ) 61,957 1,801
Inari Medical, Inc.(Æ) 9,040 421
Incyte Corp.(Æ)(Ð) 357 23
InfuSystem Holdings, Inc.(Æ) 217,220 1,499
Inhibrx Biosciences, Inc.(Æ) 6,765 98
Inmode , Ltd.(Æ) 25,641 465
Innoviva , Inc.(Æ) 88,267 1,663
Inogen , Inc.(Æ) 4,198 39
Insmed , Inc.(Æ) 11,638 847

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Integer Holdings Corp.(Æ) 2,637 313
Integra LifeSciences Holdings Corp.(Æ) 20,730 514
Intellia Therapeutics, Inc.(Æ) 41,513 1,088
Intra-Cellular Therapies, Inc. Class A(Æ) 5,432 428
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 24,189 1,196
iRadimed Corp. 72,985 3,409
iRhythm Technologies, Inc.(Æ) 9,862 851
Ironwood Pharmaceuticals, Inc. Class A(Æ) 47,801 326
Jasper Therapeutics, Inc.(Æ) 50,929 942
Joint Corp. (The)(Æ) 25,985 375
KalVista Pharmaceuticals, Inc.(Æ) 33,234 483
Keros Therapeutics, Inc.(Æ) 23,407 1,174
Kura Oncology, Inc.(Æ) 58,531 1,218
Kymera Therapeutics, Inc.(Æ) 12,215 564
Lantheus Holdings, Inc.(Æ) 5,660 593
Legend Biotech Corp. - ADR(Æ) 74,587 4,206
LeMaitre Vascular, Inc. 92,428 8,031
Ligand Pharmaceuticals, Inc. Class B(Æ) 26,750 2,915
Madrigal Pharmaceuticals, Inc.(Æ) 1,200 342
MannKind Corp.(Æ) 29,080 168
Medpace Holdings, Inc.(Æ) 5,961 2,280
MeiraGTx Holdings PLC(Æ) 50,878 266
Merit Medical Systems, Inc.(Æ) 6,252 533
Moonlake Immunotherapeutics (Æ) 10,763 448
Natera , Inc.(Æ) 7,453 763
National HealthCare Corp. 5,460 743
Nektar Therapeutics(Æ) 20,218 27
Neurocrine Biosciences, Inc.(Æ) 28,525 4,038
Nevro Corp.(Æ)(Ð) 12,150 121
Nuvation Bio, Inc.(Æ) 16,235 62
Omnicell , Inc.(Æ) 31,283 914
Option Care Health, Inc.(Æ) 61,374 1,822
OraSure Technologies, Inc.(Æ)(Ð) 5,114 23
Organon & Co.(Ð) 107,804 2,357
Orthofix Medical, Inc.(Æ) 56,876 915
Oscar Health, Inc. Class A(Æ) 25,418 449
Owens & Minor, Inc.(Æ) 38,164 627
Patterson Cos., Inc. 27,859 703
Pediatrix Medical Group, Inc.(Æ) 54,859 458
Pennpant Group, Inc. (The)(Æ) 24,543 732
Perrigo Co. PLC 104,333 2,950
Personalis , Inc.(Æ) 4,906 17
PetIQ , Inc.(Æ) 29,105 637
Phreesia , Inc.(Æ) 30,650 765
Poseida Therapeutics, Inc.(Æ) 7,700 27
Prestige Brands Holdings, Inc.(Æ) 7,173 508
PTC Therapeutics, Inc.(Æ) 31,639 1,071
Pulmonx Corp.(Æ)(Ð) 13,245 92
Quipt Home Medical Corp.(Æ) 263,485 1,017
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet , Inc.(Æ) 27,874 1,665
Recursion Pharmaceuticals, Inc. Class A(Æ) 44,103 362
REGENXBIO, Inc.(Æ)(Ð) 10,818 154
Repligen Corp.(Æ) 11,189 1,872
Replimune Group, Inc.(Æ)(Ð) 11,867 119
Rigel Pharmaceuticals, Inc.(Æ) 3,354 35
Rocket Pharmaceuticals, Inc.(Æ) 212,384 5,140
RxSight , Inc.(Æ) 14,285 654
Sage Therapeutics, Inc.(Æ) 28,638 314
Sangamo BioSciences , Inc.(Æ) 1,775 1
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 10,487 1,492
Schrodinger, Inc.(Æ) 58,239 1,298
Select Medical Holdings Corp. 18,324 729
Semler Scientific, Inc.(Æ) 1,730 57
SpringWorks Therapeutics, Inc.(Æ) 36,626 1,315
STAAR Surgical Co.(Æ) 9,319 384
Structure Therapeutics, Inc. - ADR(Æ) 7,360 275
Supernus Pharmaceuticals, Inc.(Æ) 24,899 743
Surmodics , Inc.(Æ) 15,327 635
Sutro Biopharma, Inc.(Æ) 20,950 83
Tandem Diabetes Care, Inc.(Æ)(Û) 49,656 1,836
Tarsus Pharmaceuticals, Inc.(Æ) 7,260 176
Teleflex, Inc. 3,979 879
Tenet Healthcare Corp.(Æ) 13,920 2,084
Terns Pharmaceuticals, Inc.(Æ) 181,852 1,409
Theravance Biopharma, Inc.(Æ) 6,545 66
TransMedics Group, Inc.(Æ) 4,923 700
Travere Therapeutics, Inc.(Æ)(Ð) 44,909 428
Twist Bioscience Corp.(Æ) 7,859 439
UFP Technologies, Inc.(Æ) 19,771 6,358
Ultragenyx Pharmaceutical, Inc.(Æ) 39,200 1,765
United Therapeutics Corp.(Æ) 5,919 1,854
Utah Medical Products, Inc. 24,097 1,677
Vanda Pharmaceuticals, Inc.(Æ) 17,693 103
Vaxcyte , Inc.(Æ) 5,032 397
Vera Therapeutics, Inc.(Æ) 4,008 147
Veradigm , Inc.(Æ)(Û) 2,270 22
Verve Therapeutics, Inc.(Æ) 7,820 55
Viemed Healthcare, Inc.(Æ) 61,882 446
Viking Therapeutics, Inc.(Æ) 96,170 5,482
Vir Biotechnology, Inc.(Æ) 3,434 35
Viridian Therapeutics, Inc.(Æ) 103,041 1,736
Xencor , Inc.(Æ)(Ð) 62,219 1,271
Xenon Pharmaceuticals, Inc.(Æ) 55,714 2,403
Zai Lab, Ltd. - ADR(Æ) 58,376 1,111
Zimvie , Inc.(Æ) 33,748 713
Zymeworks , Inc.(Æ) 16,208 170
166,122
Materials and Processing - 8.0%
AAON, Inc. 7,094 628
Acuity Brands, Inc. 5,636 1,417
Advanced Drainage Systems, Inc. 1,023 181
AdvanSix , Inc. 88,947 2,488
Alcoa Corp.(Ð) 37,544 1,240
Algoma Steel Group, Inc. 134,795 1,193
American Vanguard Corp. 7,136 69
Arcadium Lithium PLC(Æ) 114,176 363
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 45,754 168
Ashland, Inc. 28,445 2,749
Avient Corp. 40,906 1,851
AZEK Co., Inc. (The)(Æ) 63,687 2,859
Balchem Corp. 2,164 384
Boise Cascade Co.(Ð) 7,883 1,120
BrightView Holdings, Inc.(Æ) 32,776 472
Cabot Corp. 5,064 508
Capstone Copper Corp.(Æ) 109,495 736
Carpenter Technology Corp.(Æ) 8,598 1,254
Chemours Co. (The)(Ð) 6,222 150

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Codexis , Inc.(Æ) 21,881 78
Commercial Metals Co.(Û) 32,793 1,971
Constellium SE(Æ) 77,345 1,377
Crown Holdings, Inc.(Û) 18,812 1,669
Eagle Materials, Inc. 636 173
Ecovyst , Inc.(Æ)(Ð) 91,213 870
ERO Copper Corp.(Æ)(Ñ) 33,121 646
Fabrinet (Æ) 5,237 1,155
Haynes International, Inc. 13,350 795
HB Fuller Co. 5,234 451
Hecla Mining Co. 63,636 368
Hudson Technologies, Inc.(Æ) 32,952 282
Huntsman Corp. 74,277 1,777
Installed Building Products, Inc. 2,228 602
Insteel Industries, Inc. 16,491 565
JELD-WEN Holding, Inc.(Æ) 50,495 843
Kaiser Aluminum Corp. 19,233 1,513
Knife River Corp.(Æ) 9,908 788
Kronos Worldwide, Inc. 38,561 461
Lennox International, Inc.(Û) 3,091 1,804
Lithium Americas Argentina Corp.(Æ) 112,840 342
Louisiana-Pacific Corp.(Û) 17,451 1,713
Masterbrand, Inc.(Æ) 43,851 791
Mativ Holdings, Inc. 133,482 2,548
Mercer International, Inc.(Ð) 2,965 23
Minerals Technologies, Inc. 8,041 630
Modine Manufacturing Co.(Æ) 6,105 718
MRC Global, Inc.(Æ) 63,061 913
Myers Industries, Inc. 95,314 1,420
Northwest Pipe Co.(Æ) 22,604 862
O-I Glass, Inc. (Æ) 25,912 346
Olympic Steel, Inc. 13,583 688
Origin Materials, Inc.(Æ) 5,799 5
Orion Engineered Carbons SA 14,538 358
Quaker Chemical Corp. 4,486 815
Ranpak Holdings Corp.(Æ) 117,313 847
Rayonier Advanced Materials, Inc.(Æ) 179,787 1,196
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 455
Rush Enterprises, Inc. Class A 10,101 515
ScanSource , Inc.(Æ)(Û) 1,035 54
Schnitzer Steel Industries, Inc. Class A(Ð) 85,298 1,546
Sealed Air Corp. 37,344 1,421
Silgan Holdings, Inc. 15,225 783
Sonoco Products Co. 24,922 1,344
SPX Technologies, Inc.(Æ) 5,064 747
SSR Mining, Inc.(Æ) 32,810 183
Stelco Holdings, Inc. 31,787 1,530
Stepan Co. 44,917 3,801
Summit Materials, Inc. Class A(Æ) 16,737 699
Sylvamo Corp.(Ð) 5,041 372
Taseko Mines, Ltd.(Æ) 191,461 419
TimkenSteel Corp.(Æ) 53,444 1,198
Tronox Holdings PLC Class A 77,397 1,251
Unifi, Inc.(Æ) 1,581 9
United States Lime & Minerals, Inc. 3,880 330
Universal Stainless & Alloy Products, Inc.
(Æ) 4,983 187
VSE Corp. 22,605 2,012
Worthington Industries, Inc. 8,832 441
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Worthington Steel, Inc. 14,136 564
72,142
Producer Durables - 16.4%
ABM Industries, Inc. 25,701 1,428
Adient PLC(Æ)(Ð) 16,425 423
ADT, Inc. 120,497 937
AECOM(Û) 17,529 1,588
AGCO Corp.(Ð) 10,660 1,007
Alight, Inc. Class A(Æ) 57,755 437
Allied Motion Technologies, Inc. 80,938 2,342
Allison Transmission Holdings, Inc. Class A 9,032 800
Alta Equipment Group, Inc.(Ð) 4,705 49
AMN Healthcare Services, Inc.(Æ) 13,436 909
Applied Industrial Technologies, Inc. 2,381 519
Aqua Metals, Inc.(Æ) 54,067 17
ArcBest Corp. 15,583 1,964
Arcosa , Inc. 20,779 1,931
Ardmore Shipping Corp. 94,659 2,052
Argan , Inc.(Ð) 32,357 2,554
Arhaus , Inc. 50,307 764
ASGN, Inc.(Æ) 5,058 479
Astec Industries, Inc.(Ð) 48,446 1,700
Babcock & Wilcox Enterprises(Æ) 516,074 697
Barnes Group, Inc. 87,245 3,519
Barrett Business Services, Inc. 5,433 198
Blue Bird Corp.(Æ) 26,948 1,405
Bowlero Corp. Class A 33,414 433
Bowman Consulting Group, Ltd.(Æ) 23,862 852
Brink's Co. (The) 5,513 606
Casella Waste Systems, Inc. Class A(Æ) 17,977 1,862
CBIZ, Inc.(Æ) 5,945 413
CECO Environmental Corp.(Æ) 24,111 704
Chart Industries, Inc.(Æ) 2,230 359
Construction Partners, Inc. Class A(Æ) 3,535 229
Covenant Logistics Group, Inc. Class A 15,536 869
CRA International, Inc. 764 134
Cross Country Healthcare, Inc.(Æ) 27,255 497
CryoPort , Inc.(Æ)(Ð) 9,095 84
Deluxe Corp. 142,795 3,481
DHT Holdings, Inc. 104,874 1,232
Dycom Industries, Inc.(Æ) 2,910 534
Embraer SA - ADR(Æ) 25,815 802
EnerSys 25,391 2,791
Ennis, Inc. 17,020 406
Enviri Corp.(Æ)(Ð) 5,290 63
Esab Corp. 4,186 425
EVERTEC, Inc. 12,633 435
ExlService Holdings, Inc.(Æ) 16,349 576
Exponent, Inc. 5,910 627
FARO Technologies, Inc.(Æ) 5,690 97
Federal Signal Corp. 17,711 1,771
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 51,718 2,614
Fluor Corp.(Æ) 59,429 2,859
Franklin Electric Co., Inc. 5,897 629
Frontdoor , Inc.(Æ) 3,773 149
Frontier Group Holdings, Inc.(Æ) 110,115 434
GEO Group, Inc. (The)(Æ) 40,636 589

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Golden Ocean Group, Ltd. 19,177 238
Granite Construction, Inc. 7,887 540
Green Dot Corp. Class A(Æ) 20,262 194
Heartland Express, Inc.(Ð) 29,201 379
Heidrick & Struggles International, Inc. 28,199 1,132
Herc Holdings, Inc. Class W 7,731 1,205
HNI Corp. 13,181 724
Hub Group, Inc. Class A 10,866 508
Hyster -Yale Materials Handling, Inc. 2,984 244
I3 Verticals, Inc. Class A(Æ) 170,612 4,182
ICF International, Inc. 5,324 783
indie Semiconductor, Inc. Class A(Æ) 36,301 217
Insperity , Inc.(Ð) 8,351 858
Integrated Electrical Services, Inc.(Æ) 5,311 818
International Seaways, Inc. 8,602 482
Janus International Group, Inc.(Æ) 28,641 413
Kelly Services, Inc. Class A 8,371 197
Kennametal, Inc. 16,897 442
Knight-Swift Transportation Holdings, Inc. 16,696 909
Korn & Ferry International 8,994 663
Landstar System, Inc.(Û) 6,759 1,286
Limbach Holdings, Inc.(Æ) 8,869 565
Lindsay Corp. 8,949 1,127
Loar Holdings, Inc.(Æ) 4,278 267
Mama's Creations, Inc.(Æ) 140,547 1,071
Manitowoc Co., Inc. (The)(Æ) 7,309 92
ManpowerGroup , Inc. 10,996 842
Marathon Digital Holdings, Inc.(Æ) 24,970 491
Marten Transport, Ltd. 170,166 3,201
MasTec , Inc.(Æ) 14,886 1,638
Matson, Inc. 4,234 562
Mesa Laboratories, Inc. 33,838 3,875
Mirion Technologies, Inc.(Æ) 49,312 520
Mitek Systems, Inc.(Æ) 213,723 2,845
Moneylion , Inc.(Æ)(Ñ) 8,324 574
Moog, Inc. Class A 5,340 1,047
MSA Safety, Inc. 5,071 957
Mueller Industries, Inc. 11,442 812
MYR Group, Inc.(Æ) 3,143 442
NEXTracker , Inc. Class A(Æ) 30,498 1,499
Orion Group Holdings, Inc.(Æ) 149,145 1,224
Oshkosh Corp.(Ð) 4,412 479
Paylocity Holding Corp.(Æ) 3,968 595
Payoneer Global, Inc.(Æ)(Ð) 73,532 407
Paysafe , Ltd.(Æ) 9,944 209
Phinia , Inc. 11,016 492
Powell Industries, Inc.(Ð) 2,428 446
Proficient Auto Logistics, Inc.(Æ) 6,090 123
PROG Holdings, Inc. 31,008 1,397
Proto Labs, Inc.(Æ) 9,580 334
Radiant Logistics, Inc.(Æ) 136,545 849
Repay Holdings Corp.(Æ) 281,095 2,704
Resources Connection, Inc. 175,821 2,098
Riot Blockchain , Inc.(Æ) 65,283 665
Robert Half, Inc.(Ð) 21,032 1,350
RXO, Inc.(Æ)(Ð) 37,499 1,189
Ryder System, Inc.(Ð)(Û) 7,206 1,010
Ryerson Holding Corp. 29,588 704
Saia, Inc.(Æ)(Ð) 4,287 1,791
Schneider National, Inc. Class B(Ð) 60,592 1,631
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Scorpio Tankers, Inc. 31,123 2,386
Scotts Miracle- Gro Co. (The) Class A 22,051 1,733
SHYFT Group, Inc. (The) 11,956 200
Skyline Champion Corp.(Æ) 34,320 2,797
Sleep Number Corp.(Æ) 9,414 111
Star Bulk Carriers Corp. 83,967 1,893
Steelcase, Inc. Class A 20,954 304
Stericycle, Inc.(Æ) 11,703 685
Sterling Infrastructure, Inc.(Æ) 16,101 1,874
StoneCo , Ltd. Class A(Æ) 56,232 738
Stoneridge, Inc.(Æ) 152,997 2,572
Sun Country Airlines Holdings, Inc.(Æ) 71,169 932
Teekay Tankers, Ltd. Class A 30,846 2,019
Terex Corp.(Ð) 16,581 1,049
Thermon Group Holdings, Inc.(Æ) 21,468 704
Tidewater, Inc.(Æ) 13,811 1,367
TopBuild Corp.(Æ) 3,962 1,896
TreeHouse Foods, Inc.(Æ) 15,551 626
TriNet Group, Inc. 7,874 821
TrueBlue , Inc.(Æ) 8,958 107
Tutor Perini Corp.(Æ)(Ð) 31,066 773
UFP Industries, Inc. 6,663 879
U-Haul Holding Co.(Æ)(Û) 3,412 228
UniFirst Corp. 2,379 463
Universal Truckload Services, Inc. 10,426 449
V2X, Inc.(Æ) 18,418 960
Watts Water Technologies, Inc. Class A 2,830 587
Werner Enterprises, Inc. 66,603 2,610
WESCO International, Inc. 7,194 1,259
WillScot Mobile Mini Holdings Corp.(Æ) 27,765 1,138
Xerox Holdings Corp. 32,430 349
XPO, Inc.(Æ) 3,291 378
ZipRecruiter, Inc. Class A(Æ) 29,087 266
148,966
Technology - 12.4%
8x8, Inc.(Æ) 333,670 1,028
A10 Networks, Inc. 254,401 3,330
ACI Worldwide, Inc.(Æ) 19,993 864
ACM Research, Inc. Class A(Æ) 13,033 234
Agilysys , Inc.(Æ) 5,639 632
Akamai Technologies, Inc.(Æ) 7,931 260
Alpha & Omega Semiconductor, Ltd.(Æ) 4,371 181
Altair Engineering, Inc. Class A(Æ) 6,801 601
Ambarella , Inc.(Æ) 7,877 415
American Software, Inc. Class A 198,440 2,171
Amkor Technology, Inc. 14,767 482
Appfolio , Inc. Class A(Æ) 5,499 1,218
Arlo Technologies, Inc.(Æ) 27,050 410
Augmedix , Inc.(Æ) 231,314 525
AvePoint , Inc.(Æ) 103,188 1,125
Axcelis Technologies, Inc.(Æ) 4,461 564
Bandwidth, Inc. Class A(Æ)(Ð) 7,029 160
BigCommerce Holdings, Inc.(Æ)(Ð) 23,323 189
Box, Inc. Class A(Æ)(Ð) 41,979 1,180
Calix, Inc.(Æ) 20,616 848
Cargurus , Inc.(Æ) 15,534 386
Cars.com, Inc.(Æ) 55,395 1,142
Cirrus Logic, Inc.(Æ)(Ð) 12,982 1,694
Cohu , Inc.(Æ) 16,776 537

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CommScope Holding Co., Inc.(Æ) 117,244 304
CommVault Systems, Inc.(Æ) 7,765 1,187
Confluent, Inc. Class A(Æ)(Ð) 34,435 862
Consensus Cloud Solutions, Inc. Class
W(Æ) 23,319 497
Couchbase , Inc.(Æ) 7,466 143
Credo Technology Group Holding, Ltd.(Æ) 16,265 451
CSG Systems International, Inc. 7,484 351
CyberArk Software, Ltd.(Æ) 478 123
Daktronics, Inc.(Æ) 60,853 912
Descartes Systems Group, Inc. (The)(Æ) 6,700 681
Despegar.com Corp.(Æ) 8,250 96
DigitalBridge Group, Inc. 35,622 503
DigitalOcean Holdings, Inc.(Æ)(Ð) 16,109 534
Diodes, Inc.(Æ) 5,820 455
Domo, Inc. Class B(Æ)(Ð) 9,861 82
Donnelley Financial Solutions, Inc.(Æ) 1,221 82
DoubleVerify Holdings, Inc.(Æ)(Ð) 57,726 1,219
Dropbox, Inc. Class A(Æ)(Ð) 48,974 1,171
DXC Technology Co.(Æ) 48,828 993
DZS, Inc.(Æ) 1,839 2
EPAM Systems, Inc.(Æ) 490 105
ePlus , Inc.(Æ) 8,022 737
Eventbrite, Inc. Class A(Æ)(Ð) 30,651 150
EverQuote , Inc. Class A(Æ) 39,315 1,026
Expensify, Inc. Class A(Æ) 19,161 35
Extreme Networks, Inc.(Æ) 14,319 205
FormFactor , Inc.(Æ) 17,140 918
Gitlab , Inc. Class A(Æ) 14,193 727
Guidewire Software, Inc.(Æ)(Ð) 23,613 3,544
Harmonic, Inc.(Æ) 60,801 891
IDT Corp. Class B 13,714 524
Immersion Corp. 47,462 606
Insight Enterprises, Inc.(Æ) 2,397 538
Integral Ad Science Holding LLC(Æ) 31,855 324
Ituran Location and Control, Ltd. 5,845 155
Kaltura , Inc.(Æ)(Ñ) 817,376 1,087
KBR, Inc.(Ð) 36,530 2,433
Kulicke & Soffa Industries, Inc. 32,990 1,556
Kyndryl Holdings, Inc.(Æ) 58,676 1,577
Lyft, Inc. Class A(Æ) 61,870 746
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,444 247
Maplebear , Inc.(Æ)(Û) 29,202 1,007
MaxLinear , Inc. Class A(Æ) 28,995 410
MediaAlpha , Inc. Class A(Æ) 2,533 37
MeridianLink , Inc.(Æ)(Ð) 4,790 113
NAPCO Security Technologies, Inc.(Û) 37,889 2,115
NCR Atleos Corp.(Æ) 12,110 389
NETGEAR, Inc.(Æ) 9,463 150
nLight , Inc.(Æ) 22,179 268
Novanta , Inc.(Æ) 3,697 670
Nutanix , Inc. Class A(Æ) 33,465 1,690
NVE Corp. 16,902 1,509
Olo , Inc. Class A(Æ) 23,545 113
ON24, Inc.(Æ) 102,210 672
OneSpan , Inc.(Æ) 43,819 649
Onto Innovation, Inc.(Æ) 1,303 249
Ooma , Inc.(Æ) 70,990 738
Opendoor Technologies, Inc.(Æ)(Ð) 23,251 54
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Outbrain , Inc.(Æ) 1,701 8
Outset Medical, Inc.(Æ)(Ð) 15,789 56
Parsons Corp.(Æ) 3,658 334
Paycom Software, Inc.(Ð) 672 112
PDF Solutions, Inc.(Æ) 130,777 4,589
Pegasystems , Inc. 26,757 1,866
Perficient , Inc.(Æ) 6,876 519
Photronics , Inc.(Æ) 23,300 592
Planet Labs PBC(Æ)(Ð) 7,130 18
PlayAGS , Inc.(Æ) 109,149 1,250
Playtika Holding Corp. 14,479 110
Power Integrations, Inc. 7,171 524
Powerfleet , Inc.(Æ) 113,594 515
Procore Technologies, Inc.(Æ)(Ð) 17,932 1,274
Progress Software Corp. 6,561 383
PROS Holdings, Inc.(Æ) 33,379 804
PubMatic, Inc. Class A(Æ) 19,300 424
Pure Storage, Inc. Class A(Æ)(Ð)(Û) 11,901 713
Qualys , Inc.(Æ) 13,400 1,998
Radcom , Ltd.(Æ) 38,131 390
Rambus, Inc.(Æ) 12,450 640
Ribbon Communications, Inc.(Æ)(Ð) 14,130 48
RingCentral, Inc. Class A(Æ)(Ð) 19,921 698
Roku, Inc.(Æ)(Ð) 11,875 691
Sanmina Corp.(Æ) 8,418 634
Sapiens International Corp. NV 8,943 348
SecureWorks Corp. Class A(Æ) 2,123 16
Semtech Corp.(Æ) 4,027 128
SentinelOne , Inc. Class A(Æ) 51,503 1,179
Silicon Laboratories, Inc.(Æ)(Ð) 8,841 1,062
Silicon Motion Technology Corp. - ADR 5,223 363
Silvaco Group, Inc.(Æ) 37,919 644
SimilarWeb , Ltd.(Æ) 32,437 199
Simulations Plus, Inc. 95,685 3,908
SiTime Corp.(Æ) 2,991 425
SMART Global Holdings, Inc.(Æ) 49,698 1,163
Smartsheet , Inc. Class A(Æ) 26,967 1,293
Sonos , Inc.(Æ) 55,720 752
Sprout Social, Inc. Class A(Æ) 7,640 299
SPS Commerce, Inc.(Æ) 3,715 800
Squarespace, Inc. Class A(Æ) 15,375 679
Synaptics , Inc.(Æ) 6,140 536
Telos Corp.(Æ) 9,465 41
Teradata Corp.(Æ)(Ð) 38,147 1,237
Tower Semiconductor, Ltd.(Æ) 29,119 1,188
TrueCar , Inc.(Æ) 256,618 939
TTM Technologies, Inc.(Æ) 28,655 555
UiPath , Inc. Class A(Æ) 22,076 269
Ultra Clean Holdings(Æ) 4,226 183
Unisys Corp.(Æ) 17,448 83
Upland Software, Inc.(Æ) 763 2
Varonis Systems, Inc.(Æ) 26,517 1,462
Veeco Instruments, Inc.(Æ) 3,757 156
Verint Systems, Inc.(Æ) 29,146 1,053
Viavi Solutions, Inc. Class W(Æ) 49,623 399
Vimeo, Inc.(Æ) 332,235 1,336
Vishay Intertechnology , Inc. 104,858 2,549
Vivid Seats, Inc. Class A(Æ) 66,227 323
VTEX Class A(Æ) 133,490 865
Weave Communications, Inc.(Æ)(Ð) 6,152 62

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wix.com, Ltd.(Æ) 1,060 165
WNS Holdings, Ltd.(Æ) 40,954 2,440
Workiva , Inc.(Æ) 18,289 1,349
Xperi , Inc.(Æ)(Ð) 12,421 101
Yelp, Inc. Class A(Æ) 11,570 422
Yext , Inc.(Æ)(Ð) 28,620 165
Zeta Global Holdings Corp. Class A(Æ) 100,722 2,157
112,273
Utilities - 4.2%
ALLETE, Inc. 15,798 1,019
Artesian Resources Corp. Class A 53,627 2,101
Avista Corp. 10,278 403
California Resources Corp. 8,747 450
California Water Service Group 21,252 1,136
Chesapeake Utilities Corp. 3,241 383
CNX Resources Corp.(Æ) 17,784 471
Crescent Energy Co. Class A 72,616 888
Evolution Petroleum Corp. 307,616 1,729
Excelerate Energy, Inc. Class A 136,790 2,754
Genie Energy, Ltd. Class B 25,575 434
Golar LNG, Ltd. 19,692 687
Gulfport Energy Corp.(Æ) 5,564 819
IDACORP, Inc. 19,194 1,876
Iridium Communications, Inc. 21,654 621
Kosmos Energy, Ltd.(Æ) 213,549 1,181
Magnolia Oil & Gas Corp. Class A 90,607 2,468
MGE Energy, Inc. 1,501 132
New Jersey Resources Corp. 8,942 418
Northern Oil and Gas, Inc. 9,338 403
NorthWestern Corp. 7,771 418
NRG Energy, Inc.(Û) 27,772 2,088
ONE Gas, Inc. 6,748 470
Permian Resources Corp. 158,311 2,428
Pinnacle West Capital Corp.(Û) 4,803 411
Portland General Electric Co. 30,752 1,457
RGC Resources, Inc. 18,384 414
SandRidge Energy, Inc. 47,535 646
Saturn Oil & Gas, Inc.(Æ) 456,984 877
Southwest Gas Holdings, Inc. 5,841 433
Spire, Inc. 24,162 1,609
Talos Energy, Inc.(Æ) 56,645 671
Unitil Corp. 40,525 2,483
Vital Energy, Inc.(Æ) 13,836 603
York Water Co. (The) 58,642 2,422
37,803
Total Common Stocks
(cost $743,452) 897,770
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 43,905,431 (∞) 43,897
Total Short-Term Investments
(cost $43,894) 43,897
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,799,240 (∞)
1,799
Total Other Securities
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $1,799) 1,799
Total Investments - 104.1%
(identified cost $789,145) 943,466
Securities Sold Short - (4.1)%
Consumer Discretionary - (0.4)%
Advanced Energy Industries, Inc. (2,746) (320)
Altice USA, Inc. Class A(Æ) (24,476) (51)
Boston Omaha Corp. Class A(Æ) (769) (11)
Churchill Downs, Inc. (4,294) (616)
Ethan Allen Interiors, Inc. (5,107) (158)
EW Scripps Co. (The) Class A(Æ) (16,368) (61)
FirstCash Holdings, Inc. (2,859) (319)
GrowGeneration Corp.(Æ) (3,732) (9)
Kura Sushi USA, Inc. Class A(Æ) (466) (27)
Leslie's, Inc.(Æ) (29,824) (88)
Lithia Motors, Inc. Class A (1,632) (451)
Portillo's, Inc. Class A(Æ) (8,700) (90)
Rocket Lab USA, Inc.(Æ) (33,726) (178)
Savers Value Village, Inc.(Æ) (8,400) (86)
Topgolf Callaway Brands Corp.(Æ) (30,875) (509)
VF Corp. (30,231) (513)
XPEL, Inc.(Æ)(Þ) (3,117) (127)
Ziff Davis, Inc.(Æ) (1,567) (75)
(3,689)
Consumer Staples - (0.1)%
Alico , Inc. (752) (22)
B&G Foods, Inc. Class A (848) (7)
J&J Snack Foods Corp. (674) (114)
Krispy Kreme, Inc. (14,131) (150)
MGP Ingredients, Inc. (3,335) (272)
WD-40 Co. (1,477) (386)
Westrock Coffee Co.(Æ) (3,986) (40)
(991)
Energy - (0.3)%
Aemetis , Inc.(Æ) (6,268) (20)
Ameresco , Inc. Class A(Æ) (5,307) (168)
Cleanspark , Inc.(Æ) (1,445) (23)
Core Laboratories, Inc. (8,320) (204)
Energy Vault Holdings, Inc.(Æ) (12,213) (12)
Enphase Energy, Inc.(Æ) (327) (38)
FuelCell Energy, Inc.(Æ) (54,763) (28)
Patterson-UTI Energy, Inc. (51,061) (561)
Plug Power, Inc.(Æ) (12,357) (31)
ProFrac Holding Corp. Class A(Æ) (3,900) (36)
Ring Energy, Inc.(Æ) (24,826) (49)
Shoals Technologies Group, Inc. Class A(Æ) (24,960) (162)
Sitio Royalties Corp. Class A (7,684) (187)
Sunnova Energy International, Inc.(Æ) (20,835) (147)
Sunrun , Inc.(Æ) (27,693) (485)
TPI Composites, Inc.(Æ) (2,460) (11)
Uranium Energy Corp.(Æ) (57,820) (343)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(2,505)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (25,617) (256)
Applied Digital Corp.(Æ) (10,109) (49)
ARMOUR Residential REIT, Inc.(ö) (16,729) (338)
BGC Group, Inc. Class A (32,606) (300)
Capitol Federal Financial, Inc. (28,873) (183)
Cohen & Steers, Inc. (4,668) (401)
Distribution Solutions Group, Inc.(Æ) (2,430) (82)
Dynex Capital, Inc.(ö) (20,589) (251)
European Wax Center, Inc. Class A(Æ) (5,103) (48)
First Financial Bankshares , Inc. (10,750) (413)
Franklin BSP Realty Trust, Inc.(ö) (9,432) (131)
Glacier Bancorp, Inc. (15,787) (706)
Global Net Lease, Inc.(ö) (40,844) (355)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (15,261) (500)
Healthcare Realty Trust, Inc.(ö) (34,649) (613)
Hudson Pacific Properties, Inc.(ö) (6,530) (39)
Lakeland Financial Corp. (4,084) (280)
MBIA, Inc. (6,896) (30)
Office Properties Income Trust(ö) (18,486) (46)
Old National Bancorp (1,469) (29)
Park National Corp. (778) (138)
Ready Capital Corp.(ö) (24,834) (230)
ServisFirst Bancshares, Inc. (6,044) (485)
Shift4 Payments, Inc. Class A(Æ) (5,589) (384)
Shore Bancshares, Inc. (1,513) (22)
Stock Yards Bancorp, Inc. (2,500) (156)
(6,465)
Health Care - (0.9)%
4D Molecular Therapeutics, Inc.(Æ) (1,249) (22)
Acadia Healthcare Co., Inc.(Æ) (8,049) (522)
AdaptHealth Corp.(Æ) (16,678) (190)
Agenus, Inc.(Æ) (5,009) (30)
Alphatec Holdings, Inc.(Æ) (12,690) (128)
Avid Bioservices , Inc.(Æ) (14,085) (147)
Bio- Techne Corp. (7,474) (610)
BridgeBio Pharma, Inc.(Æ) (11,716) (304)
ClearPoint Neuro, Inc.(Æ) (2,121) (15)
CorMedix , Inc.(Æ) (6,852) (31)
Crinetics Pharmaceuticals, Inc.(Æ) (8,378) (445)
Cytokinetics, Inc.(Æ) (3,973) (235)
Evolus , Inc.(Æ) (6,377) (79)
EyePoint Pharmaceuticals, Inc.(Æ) (5,257) (52)
Geron Corp.(Æ) (81,427) (386)
Globus Medical, Inc. Class A(Æ) (11,483) (826)
Ideaya Biosciences, Inc.(Æ) (1,047) (45)
Joint Corp. (The)(Æ) (3,322) (48)
Kura Oncology, Inc.(Æ) (8,229) (171)
Lexicon Pharmaceuticals, Inc.(Æ) (17,753) (40)
Lineage Cell Therapeutics, Inc.(Æ) (14,107) (15)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neogen Corp.(Æ) (27,930) (476)
OrthoPediatrics Corp.(Æ) (3,295) (101)
Paragon 28, Inc.(Æ) (5,055) (39)
RadNet , Inc.(Æ) (7,184) (429)
Repligen Corp.(Æ) (3,721) (623)
Rocket Pharmaceuticals, Inc.(Æ) (8,638) (209)
Surgery Partners, Inc.(Æ) (9,082) (276)
Syndax Pharmaceuticals, Inc.(Æ) (7,764) (176)
Tango Therapeutics, Inc.(Æ) (5,542) (55)
TransMedics Group, Inc.(Æ) (2,568) (365)
Vaxcyte , Inc.(Æ) (9,174) (724)
Zynex , Inc.(Æ) (2,500) (23)
(7,837)
Materials and Processing - (0.2)%
AAON, Inc. (6,154) (545)
Aspen Aerogels, Inc.(Æ) (10,841) (221)
Compass Minerals International, Inc. (8,895) (118)
Hudson Technologies, Inc.(Æ) (5,996) (51)
Ivanhoe Electric, Inc.(Æ) (11,555) (115)
Mativ Holdings, Inc. (2,377) (45)
Piedmont Lithium, Inc.(Æ) (3,000) (30)
VSE Corp. (2,072) (185)
(1,310)
Producer Durables - (0.5)%
AeroVironment , Inc.(Æ) (2,854) (510)
Badger Meter, Inc. (2,568) (529)
Casella Waste Systems, Inc. Class A(Æ) (6,133) (635)
Custom Truck One Source, Inc.(Æ) (1,000) (5)
Deluxe Corp. (6,472) (158)
Energy Recovery, Inc.(Æ) (5,968) (87)
FiscalNote Holdings, Inc.(Æ) (7,379) (11)
Forward Air Corp. (11,746) (298)
Itron , Inc.(Æ) (4,402) (455)
Kadant , Inc. (1,717) (604)
Kratos Defense & Security Solutions, Inc.
(Æ) (16,868) (380)
LanzaTech Global, Inc.(Æ) (3,515) (6)
MultiPlan Corp.(Æ) (43,902) (20)
National CineMedia , Inc.(Æ) (2,399) (14)
RBC Bearings, Inc.(Æ) (2,086) (607)
SES AI Corp.(Æ) (4,665) (6)
Titan Machinery, Inc.(Æ) (678) (12)
Universal Truckload Services, Inc. (1,058) (46)
WillScot Mobile Mini Holdings Corp.(Æ) (1,427) (58)
Zurn Elkay Water Solutions Corp. (12,933) (420)
(4,861)
Technology - (0.8)%
Aehr Test Systems(Æ) (1,909) (36)
Agilysys , Inc.(Æ) (1,591) (178)
Atomera , Inc.(Æ) (3,973) (14)
Clearfield, Inc.(Æ) (3,394) (147)
Coherent Corp.(Æ) (9,635) (671)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 43
u
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Digi International, Inc.(Æ) (5,333) (146)
Digimarc Corp.(Æ) (3,372) (108)
EchoStar Corp. Class A(Æ) (19,658) (395)
Five9, Inc.(Æ) (8,888) (396)
Frontier Communications Parent, Inc.(Æ) (28,541) (836)
Gen Digital, Inc. (28,731) (747)
Lattice Semiconductor Corp.(Æ) (12,159) (638)
MACOM Technology Solutions Holdings,
Inc.(Æ) (2,701) (273)
Navitas Semiconductor Corp.(Æ) (15,012) (56)
NextNav , Inc.(Æ) (9,551) (79)
Onto Innovation, Inc.(Æ) (3,168) (606)
PAR Technology Corp.(Æ) (7,592) (384)
Progress Software Corp. (7,173) (419)
SiTime Corp.(Æ) (949) (135)
Veeco Instruments, Inc.(Æ) (8,459) (350)
Vertex, Inc. Class A(Æ) (1,185) (47)
Vishay Intertechnology , Inc. (20,669) (503)
Wolfspeed , Inc.(Æ) (19,704) (371)
(7,535)
Utilities - (0.2)%
Civitas Resources, Inc. (2,504) (175)
Cogent Communications Holdings, Inc. (7,096) (501)
Lumen Technologies, Inc.(Æ) (178,371) (562)
MGE Energy, Inc. (6,069) (533)
New Fortress Energy LLC (9,107) (180)
NextDecade Corp.(Æ) (9,433) (76)
(2,027)
Total Securities Sold Short
(proceeds $32,277) (37,220)
Other Assets and Liabilities,
Net - 0.0%
333
Net Assets - 100.0%
906,579

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities
Date
or shares
$
$
$
(0.0)%
XPEL, Inc.
07/26/24
(3,117)
(38.65)
(120)
(127)
(127)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 406 USD 46,142 09/24 2,602
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,602
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 103,262 $ — $ —
$ —
$ 103,262
Consumer Staples 18,648 — —
—
18,648
Energy 42,298 — —
—
42,298
Financial Services 196,256 — —
—
196,256
Health Care 166,050 — 72
—
166,122
Materials and Processing 72,094 — 48
—
72,142
Producer Durables 148,966 — —
—
148,966
Technology 112,273 — —
—
112,273
Utilities 37,803 — —
—
37,803
Short-Term Investments — — — 43,897 43,897
Other Securities — — — 1,799 1,799
Total Investments
897,650 — 120 45,696 943,466
Securities Sold Short
*
(37,220) — — — (37,220)
Other Financial Instruments
Assets
Futures Contracts 2,602 — — — 2,602
Total Other Financial Instruments
**
$ 2,602 $ — $ — $ — $ 2,602
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 45
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,906 $ 228,103 $ 215,115 $ — $ 3 $ 43,897 $ 1,347 $ —
U.S. Cash Collateral Fund 9,789 74,252 82,242 — — 1,799 483 —
$ 40,695 $ 302,355 $ 297,357 $ — $ 3 $ 45,696 $ 1,830 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.4%
Australia - 5.8%
Ampol, Ltd. 5,311 117
APA Group 10,295 53
Aristocrat Leisure, Ltd. 4,564 162
ASX, Ltd. 4,315 183
Aurizon Holdings, Ltd. 48,243 118
Australia & New Zealand Banking
Group, Ltd. 23,426 446
BHP Group, Ltd. 33,747 937
BlueScope Steel, Ltd. 9,280 134
Brambles, Ltd. 15,978 163
carsales.com, Ltd. 4,994 115
Cochlear, Ltd. 701 158
Coles Group, Ltd. 11,654 138
Commonwealth Bank of Australia 8,345 752
Computershare, Ltd. 5,413 98
Fortescue Metals Group, Ltd. 13,543 168
Goodman Group(ö) 9,442 219
Insurance Australia Group, Ltd. 32,539 157
Macquarie Group, Ltd. 740 102
Medibank Pvt, Ltd. 62,631 163
Mineral Resources, Ltd. 1,932 69
National Australia Bank, Ltd. 12,134 307
Northern Star Resources, Ltd. 12,545 117
Orica, Ltd. 2,808 33
Origin Energy, Ltd. 9,531 65
Pilbara Minerals, Ltd. 21,443 41
Pro Medicus, Ltd. 814 76
Qantas Airways, Ltd.(Æ) 11,430 48
QBE Insurance Group, Ltd. 38,833 459
Ramsay Health Care, Ltd. 1,165 36
REA Group, Ltd. 962 129
Reece, Ltd. 3,633 66
Rio Tinto PLC 8,833 572
Rio Tinto, Ltd. 3,146 242
Santos, Ltd. 41,239 214
Scentre Group(ö) 23,376 53
SEEK, Ltd. 3,603 52
Seven Group Holdings, Ltd. 1,526 39
Sonic Healthcare, Ltd. 4,823 88
Stockland(ö) 11,585 35
Suncorp Group, Ltd. 13,002 152
Telstra Group, Ltd. 50,940 131
Transurban Group 7,398 63
Wesfarmers, Ltd. 7,668 370
Westpac Banking Corp. 23,406 458
WiseTech Global, Ltd. 2,286 143
Woodside Energy Group, Ltd. 9,142 166
Woolworths Group, Ltd. 6,375 144
8,751
Austria - 0.4%
Erste Group Bank AG 2,883 150
Mondi PLC 9,976 195
OMV AB 2,556 107
Verbund AG Class A 723 58
Voestalpine AG 3,247 83
593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Belgium - 0.6%
Ageas SA 2,340 111
Anheuser-Busch InBev SA 570 34
D'ieteren SA 260 60
Groupe Bruxelles Lambert SA 608 45
KBC Groep NV 2,174 168
Lotus Bakeries NV 7 76
Sofina SA 253 60
Syensqo SA 1,277 113
UCB SA 985 165
Umicore SA 1,871 25
857
Brazil - 0.2%
Wheaton Precious Metals Corp. 1,969 118
Yara International ASA 3,859 110
228
Burkina Faso - 0.0%
Endeavour Mining PLC 17,260 62
Canada - 10.1%
Agnico Eagle Mines, Ltd. 1,867 144
Air Canada Class B(Æ) 2,420 28
Alimentation Couche-Tard, Inc. 3,927 242
AltaGas, Ltd. 6,294 150
ARC Resources, Ltd. 10,552 183
Bank of Montreal 2,344 198
Bank of Nova Scotia (The) 6,250 292
Barrick Gold Corp. 4,773 88
BCE, Inc.(Æ) 1,542 52
Brookfield Asset Management, Inc. 3,569 174
Brookfield Asset Management, Inc.
Class A 7,152 312
CAE, Inc.(Æ) 2,536 46
Cameco Corp. 1,914 87
Canadian Imperial Bank of Commerce 7,370 381
Canadian National Railway Co. 2,027 235
Canadian Natural Resources, Ltd. 15,022 533
Canadian Pacific Kansas City, Ltd. 5,387 452
Canadian Tire Corp., Ltd. Class A(Ñ) 1,252 129
Canadian Utilities, Ltd. Class A 2,670 62
CCL Industries, Inc. Class B 3,204 174
Cenovus Energy, Inc. 20,940 422
CGI Group, Inc.(Æ) 1,645 188
Constellation Software, Inc. 218 688
Descartes System Group, Inc. (The)(Æ) 1,485 151
Dollarama, Inc. 3,867 363
Emera, Inc. 1,805 65
Empire Co., Ltd. Class A 5,476 145
Enbridge, Inc. 14,176 530
Fairfax Financial Holdings, Ltd. 552 651
Fortis, Inc. 1,258 53
Franco-Nevada Corp. Class T 437 56
GFL Environmental, Inc. 1,700 66
Gildan Activewear, Inc. Class A 3,582 146
Great-West Lifeco, Inc. 5,452 164
Hydro One, Ltd.(Þ) 1,692 53
iA Financial Corp., Inc. 1,419 96
IGM Financial, Inc. 1,035 29
Imperial Oil, Ltd. 4,471 320

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intact Financial Corp. 2,583 469
Ivanhoe Mines, Ltd. Class A(Æ) 5,525 72
Kinross Gold Corp. 19,172 174
Loblaw Cos., Ltd. 2,345 289
Magna International, Inc. Class A 4,127 183
Manulife Financial Corp. 15,297 408
MEG Energy Corp. Class A 6,407 133
Metro, Inc. Class A 2,072 124
National Bank of Canada 2,732 229
Nutrien, Ltd. 5,856 301
Onex Corp. 1,107 76
Pan American Silver Corp. 1,947 45
Parkland Corp. 1,457 41
Pembina Pipeline Corp. 2,529 98
Power Corp. of Canada 4,011 116
Quebecor, Inc. Class B 4,273 94
RB Global, Inc. 1,897 151
Rogers Communications, Inc. Class B 1,775 69
Royal Bank of Canada - GDR 7,818 874
Saputo, Inc. 2,786 64
Shopify, Inc. Class A(Æ) 2,815 172
Stantec, Inc. 1,707 150
Sun Life Financial, Inc. 6,273 311
Suncor Energy, Inc. 14,972 598
TELUS Corp. 3,519 57
TFI International, Inc. 1,581 246
Thomson Reuters Corp. 817 132
TMX Group, Ltd. 5,676 172
Toromont Industries, Ltd. 1,738 162
Toronto-Dominion Bank (The) 8,846 522
Tourmaline Oil Corp. 5,052 222
West Fraser Timber Co., Ltd. 1,294 115
WSP Global, Inc. 990 164
15,181
Chile - 0.2%
Antofagasta PLC 5,187 134
Lundin Mining Corp. 12,669 128
262
China - 0.3%
BOC Hong Kong Holdings, Ltd. 57,500 167
Prosus NV 829 29
SITC International Holdings Co., Ltd. 36,000 81
Wilmar International, Ltd. 46,900 112
389
Denmark - 3.1%
AP Moller - Maersk A/S Class B 128 212
Carlsberg A/S Class B 458 55
Coloplast A/S Class B 701 91
Danske Bank A/S 5,186 159
Demant A/S(Æ) 1,948 75
Genmab A/S(Æ) 497 141
Novo Nordisk A/S Class B 24,971 3,309
Novozymes A/S Class B 2,114 135
Pandora A/S 1,222 192
Rockwool International A/S Class B 189 83
Tryg A/S 6,054 132
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 2,612 64
4,648
Finland - 0.9%
Elisa OYJ 2,557 119
Kesko OYJ Class B 3,490 63
Kone OYJ Class B 2,309 118
Neste OYJ 7,027 145
Nokia OYJ 62,476 245
Nordea Bank Abp 19,430 227
Orion OYJ Class B 1,174 54
Outotec OYJ 7,503 76
Sampo OYJ Class A 2,776 122
UPM-Kymmene OYJ 2,855 94
Wartsila OYJ Abp Class B 4,950 102
1,365
France - 7.8%
Accor SA 2,884 111
Air Liquide SA Class A 3,282 598
Airbus Group SE 1,980 299
Alstom SA(Æ) 2,320 45
Amundi SA(Þ) 1,175 86
Arkema SA 1,308 118
AXA SA 12,920 453
BioMerieux 803 85
BNP Paribas SA 5,564 381
Bouygues SA 5,306 183
Bureau Veritas SA 5,074 159
Capgemini SE 1,057 210
Carrefour SA 10,310 154
Cie de Saint-Gobain SA 5,004 429
Covivio(ö) 631 32
Credit Agricole SA 10,157 154
Danone SA 2,259 147
Dassault Aviation SA 239 48
Dassault Systemes SE 5,481 208
Edenred SE 2,499 104
Eiffage SA 1,617 160
Engie SA 12,071 190
EssilorLuxottica SA 1,548 353
Eurazeo SE 644 51
Hermes International 194 424
Ipsen SA 442 50
Kering 281 86
Klepierre SA(ö) 3,135 90
La Francaise des Jeux SAEM(Þ) 2,727 106
Legrand SA 1,365 147
L'Oreal SA 1,229 532
LVMH Moet Hennessy Louis Vuitton
SE 1,851 1,304
Michelin (CGDE) 21,133 837
Orange SA 22,179 246
Pernod Ricard SA 435 58
Publicis Groupe SA 1,771 185
Renault SA 5,262 255
Rexel SA Class H 2,214 56
Safran SA 1,235 271
Sartorius Stedim Biotech 247 49
SEB SA 760 76
Societe Generale SA 4,809 124

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance - GDR 932 119
Thales SA 611 97
TotalEnergies SE 15,938 1,075
Unibail-Rodamco-Westfield(ö) 1,236 93
Veolia Environnement SA 3,051 95
Vinci SA 3,438 392
Vivendi SE 15,459 165
11,690
Germany - 6.9%
adidas AG 1,376 344
Allianz SE 3,210 906
BASF SE 5,047 235
Bayerische Motoren Werke
Aktiengesellschaft 2,834 263
Bechtle AG 1,276 56
Beiersdorf AG 1,348 196
Brenntag SE 2,161 154
Carl Zeiss Meditec AG 503 35
Commerzbank AG 16,197 264
Continental AG 2,464 151
Covestro AG(Æ)(Þ) 599 35
CTS Eventim AG & Co. KGaA 1,076 95
Daimler Truck Holding AG 6,439 247
Deutsche Bank AG 11,338 177
Deutsche Boerse AG 924 189
Deutsche Lufthansa AG 11,363 71
Deutsche Post AG 9,623 430
Deutsche Telekom AG 18,663 486
E.ON SE 4,473 63
Evonik Industries AG 4,288 87
Fresenius Medical Care AG & Co.
KGaA 4,048 157
Fresenius SE & Co. KGaA(Æ) 7,452 267
GEA Group AG 1,723 76
Hannover Rueck SE 1,190 296
Heidelberg Materials AG 3,777 394
Henkel AG & Co. KGaA 604 47
Infineon Technologies AG 3,840 133
Knorr-Bremse AG 1,300 105
Mercedes-Benz Group AG 7,099 470
Merck KGaA 818 147
Muenchener Rueckversicherungs-
Gesellschaft AG 972 479
Newmont Mining Corp. 900 86
Puma SE 1,786 88
Rational AG 84 74
Rheinmetall AG 543 296
SAP SE - ADR 8,389 1,770
Scout24 SE(Þ) 702 56
Siemens AG 2,955 542
Siemens Healthineers AG(Þ) 2,217 119
Symrise AG 1,112 141
Talanx AG 1,432 109
Zalando SE(Æ)(Þ) 2,035 52
10,388
Hong Kong - 1.6%
AIA Group, Ltd. 67,337 449
CK Asset Holdings, Ltd. 23,330 89
CK Infrastructure Holdings, Ltd. 13,001 86
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Futu Holdings, Ltd. - ADR(Æ) 1,552 98
Hang Seng Bank, Ltd. 7,196 89
Henderson Land Development Co., Ltd. 22,999 64
HKT Trust & HKT, Ltd. 68,075 83
Hong Kong & China Gas Co., Ltd. 81,136 66
Hong Kong Exchanges & Clearing, Ltd. 10,416 307
Hongkong Land Holdings, Ltd. 9,400 31
Jardine Matheson Holdings, Ltd. 1,600 56
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 16
MTR Corp., Ltd. 10,000 33
Power Assets Holdings, Ltd. 16,679 107
Prudential PLC 10,041 90
Sino Land Co., Ltd. 56,414 58
Sun Hung Kai Properties, Ltd. 16,571 144
Swire Pacific, Ltd. Class A 10,317 89
Swire Properties, Ltd. 12,832 20
Techtronic Industries Co., Ltd. 12,848 166
WH Group, Ltd.(Þ) 221,789 144
Wharf Real Estate Investment Co., Ltd. 20,000 49
2,334
Ireland - 0.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 1,880 177
AIB Group PLC 23,799 136
Bank of Ireland Group PLC 7,845 88
Flutter Entertainment PLC(Æ) 715 141
Kerry Group PLC Class A 912 85
Kingspan Group PLC 1,848 173
800
Israel - 0.9%
Bank Hapoalim BM 10,932 100
Bank Leumi Le-Israel BM 11,900 103
Check Point Software Technologies,
Ltd.(Æ) 1,823 335
Elbit Systems, Ltd. 310 55
Global-e Online, Ltd. Class E(Æ) 1,380 47
ICL Group, Ltd. 17,685 74
Israel Discount Bank, Ltd. Class A 12,422 63
Mizrahi Tefahot Bank, Ltd. 1,682 61
Nice, Ltd.(Æ) 1,135 205
Teva Pharmaceutical Industries, Ltd.
- ADR 8,978 157
Wix.com, Ltd.(Æ) 894 139
1,339
Italy - 2.3%
Amplifon SpA 923 29
Assicurazioni Generali SpA 12,280 318
Banco BPM SpA 16,507 114
Coca-Cola HBC AG(Æ) 8,253 301
Davide Campari-Milano NV 5,045 46
Enel SpA 52,132 372
Eni SpA 15,712 251
FinecoBank Banca Fineco SpA 5,439 92
Infrastrutture Wireless Italiane SpA(Þ) 5,703 64
Intesa Sanpaolo SpA 88,996 361
Leonardo SpA 6,305 150

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mediobanca Banca di Credito
Finanziario SpA 5,993 97
Moncler SpA 2,674 159
Poste Italiane SpA(Þ) 8,600 116
Prysmian SpA 3,401 234
Recordati SpA 2,473 135
Snam Rete Gas SpA 15,771 75
Terna Rete Elettrica Nazionale SpA 10,690 89
UniCredit SpA 12,285 504
3,507
Japan - 21.0%
Advantest Corp. 6,300 275
Aeon Co., Ltd. 1,900 44
Aisin Corp. 2,600 89
Ajinomoto Co., Inc. 3,900 161
ANA Holdings, Inc.(Æ) 1,700 33
Asahi Glass Co., Ltd. 1,800 65
Asahi Group Holdings, Ltd. 4,200 155
Asahi Kasei Corp. 12,600 91
Asics Corp. 12,800 209
Bandai Namco Holdings, Inc. 8,000 170
Bridgestone Corp. 7,000 288
Brother Industries, Ltd. 7,200 148
Canon, Inc. 10,100 319
Capcom Co., Ltd. - GDR 6,000 127
Central Japan Railway Co. 8,200 194
Chiba Bank, Ltd. (The) 10,000 95
Chubu Electric Power Co., Inc. 8,200 103
Chugai Pharmaceutical Co., Ltd. 4,400 192
Concordia Financial Group, Ltd. 17,500 111
Dai Nippon Printing Co., Ltd. 2,600 86
Daifuku Co., Ltd. 1,700 31
Dai-ichi Life Holdings, Inc. 9,800 301
Daiichi Sankyo Co., Ltd. 8,100 330
Daikin Industries, Ltd. 700 102
Daito Trust Construction Co., Ltd. 1,100 132
Daiwa House Industry Co., Ltd. 6,900 197
Daiwa Securities Group, Inc. 22,600 188
Denso Corp. 6,800 113
Disco Corp. 1,100 360
East Japan Railway Co. 6,900 130
ENEOS Holdings, Inc. 44,800 236
Fast Retailing Co., Ltd. 1,200 329
Fuji Electric Co., Ltd. 1,700 96
FUJIFILM Holdings Corp. 8,100 192
Fujitsu, Ltd. 10,800 193
Hamamatsu Photonics KK 2,600 75
Hankyu Hanshin Holdings, Inc. 3,500 100
Hikari Tsushin, Inc. 300 56
Hitachi Construction Machinery Co.,
Ltd. 2,800 70
Hitachi, Ltd. 31,100 672
Honda Motor Co., Ltd. 34,500 370
Hoya Corp. 1,900 237
Hulic Co., Ltd. 4,800 47
Ibiden Co., Ltd. 1,400 54
Idemitsu Kosan Co., Ltd. 19,600 131
Inpex Corp. 13,800 214
Isuzu Motors, Ltd. 7,500 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ITOCHU Corp. 11,600 595
Japan Exchange Group, Inc. 9,700 227
Japan Post Bank Co., Ltd. Class A 13,500 141
Japan Post Holdings Co., Ltd. 19,900 212
Japan Post Insurance Co., Ltd. Class A 2,400 50
Japan Real Estate Investment Corp.(ö) 12 42
Japan Tobacco, Inc. 4,800 142
JFE Holdings, Inc. 6,800 100
Kajima Corp. 8,400 163
Kansai Electric Power Co., Inc. (The) 11,000 189
Kao Corp. 3,500 154
Kawasaki Kisen Kaisha, Ltd. 8,400 131
KDDI Corp. 6,400 192
Keyence Corp. 700 305
Kikkoman Corp. 8,200 103
Kintetsu Group Holdings Co., Ltd. 1,500 35
Kirin Holdings Co., Ltd. 6,000 85
Kobe Bussan Co., Ltd. 1,400 37
Koito Manufacturing Co., Ltd. 2,500 37
Komatsu, Ltd. 6,100 175
Konami Holdings Corp. 1,700 128
Kubota Corp. 8,600 124
Kyocera Corp. 7,100 90
Kyowa Kirin Co., Ltd. 5,300 112
Lasertec Corp. 700 124
M3, Inc. 5,300 50
Marubeni Corp. 13,200 250
Matsumotokiyoshi Holdings Co., Ltd. 6,500 106
Mazda Motor Corp. 13,600 123
McDonald's Holdings Co. Japan, Ltd. 2,200 91
MEIJI Holdings Co., Ltd. 3,400 86
Minebea Co., Ltd. 1,500 36
Mitsubishi Chemical Holdings Corp. 16,500 98
Mitsubishi Corp. 15,300 318
Mitsubishi Electric Corp. 7,000 117
Mitsubishi Estate Co., Ltd. 5,600 95
Mitsubishi HC Capital, Inc. 17,500 127
Mitsubishi Heavy Industries, Ltd. 21,800 263
Mitsubishi UFJ Financial Group, Inc. 70,000 813
Mitsui & Co., Ltd. 14,100 329
Mitsui Chemicals, Inc. 3,200 93
Mitsui Fudosan Co., Ltd. 11,900 123
Mitsui OSK Lines, Ltd. 5,400 172
Mizuho Financial Group, Inc. 17,900 409
MonotaRO Co., Ltd. 8,500 119
MS&AD Insurance Group Holdings,
Inc. 10,800 254
Murata Manufacturing Co., Ltd. 12,000 265
NEC Corp. 2,200 193
Nexon Co., Ltd. 3,600 78
Nidec Corp. 1,400 62
Nintendo Co., Ltd. 5,000 278
Nippon Building Fund, Inc.(ö) 10 39
Nippon Express Holdings, Inc. 1,300 65
Nippon Paint Holdings Co., Ltd. 8,000 51
Nippon Steel Corp. 6,700 147
Nippon Telegraph & Telephone Corp. 283,850 303
Nippon Yusen 4,800 156
Nissan Chemical Corp. 1,500 48
Nissan Motor Co., Ltd. 35,000 113

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissin Foods Holdings Co., Ltd. 3,500 105
Nitori Holdings Co., Ltd. 900 107
Nitto Denko Corp. 2,200 192
Nomura Holdings, Inc. 28,400 176
Nomura Real Estate Holdings, Inc. 2,500 70
Nomura Research Institute, Ltd. 3,500 108
NTT Data Corp. 2,700 42
Obayashi Corp. 7,900 104
Obic Co., Ltd. 1,100 168
Olympus Corp. 7,800 134
Ono Pharmaceutical Co., Ltd. 6,500 97
Oriental Land Co., Ltd. 3,200 91
ORIX Corp. 11,800 286
Osaka Gas Co., Ltd. 6,700 152
Otsuka Corp. 4,300 95
Otsuka Holdings Co., Ltd. 4,700 243
Pan Pacific International Holdings
Corp. 7,400 193
Panasonic Holdings Corp. 24,200 193
Rakuten, Inc.(Æ) 10,900 63
Recruit Holdings Co., Ltd. 14,200 812
Renesas Electronics Corp. 10,100 178
Resona Holdings, Inc. 15,800 115
Ricoh Co., Ltd. 12,900 120
SBI Holdings, Inc. 3,700 97
SCREEN Holdings Co., Ltd. 1,600 136
SCSK Corp. 3,300 65
Secom Co., Ltd. 2,400 154
Seiko Epson Corp. 7,700 135
Sekisui Chemical Co., Ltd. 6,800 103
Sekisui House, Ltd. 10,600 266
Seven & i Holdings Co., Ltd. 9,500 114
Shimadzu Corp. 3,200 94
Shimano, Inc. 800 142
Shin-Etsu Chemical Co., Ltd. 10,200 456
Shionogi & Co., Ltd. 3,700 163
Shiseido Co., Ltd. 1,200 38
Shizuoka Financial Group, Inc. 7,600 77
SMC Corp. 100 49
SoftBank Corp. 11,200 147
SoftBank Group Corp. 4,100 251
Sompo Japan Nipponkoa Holdings, Inc. 8,300 189
Sony Group Corp. 3,600 320
Start Today Co., Ltd. 2,300 68
Subaru Corp. 15,292 302
Sumco Corp. 2,200 36
Sumitomo Corp. 11,400 287
Sumitomo Electric Industries, Ltd. 14,200 217
Sumitomo Metal Mining Co., Ltd. 3,300 101
Sumitomo Mitsui Financial Group, Inc. 10,400 753
Sumitomo Mitsui Trust Holdings, Inc. 5,400 136
Sumitomo Realty & Development Co.,
Ltd. 1,800 59
Suntory Beverage & Food, Ltd. 2,000 72
Suzuki Motor Corp. 14,000 163
Sysmex Corp. 6,400 105
Taiyo Nippon Sanso Corp. 3,000 98
Takeda Pharmaceutical Co., Ltd. 5,366 153
TDK Corp. 3,300 230
Terumo Corp. 11,500 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TIS, Inc. 2,800 61
Toho Co., Ltd. 1,900 68
Tokio Marine Holdings, Inc. 15,900 632
Tokyo Electron, Ltd. 2,600 525
Tokyo Gas Co., Ltd. 6,500 143
Toppan Printing Co., Ltd. 3,000 85
TOTO, Ltd. 3,400 95
Toyota Industries Corp. 1,400 117
Toyota Motor Corp. 75,400 1,468
Toyota Tsusho Corp. 11,300 227
Trend Micro, Inc. 1,800 86
Unicharm Corp. 4,400 147
West Japan Railway Co.(Æ) 5,000 99
Yakult Honsha Co., Ltd. 5,000 103
Yamaha Motor Co., Ltd. 11,500 108
Yaskawa Electric Corp. 3,800 131
Yokogawa Electric Corp. 3,400 86
Zensho Holdings Co., Ltd. 1,700 70
31,653
Jordan - 0.0%
Hikma Pharmaceuticals PLC 2,473 60
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 12,000 50
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 5,230 91
Adyen NV(Æ)(Þ) 446 546
Aegon NV 10,194 66
Akzo Nobel NV 1,233 76
Argenx SE(Æ) 236 121
ASM International NV 380 262
ASML Holding NV 3,002 2,758
ASR Nederland NV 2,698 135
BE Semiconductor Industries NV 1,519 197
Euronext NV(Þ) 975 99
EXOR NV 804 82
Ferrari NV 1,063 437
Heineken Holding NV 1,609 118
Heineken NV 1,106 98
ING Groep NV 18,348 333
JDE Peet's NV 1,664 37
Koninklijke Ahold Delhaize NV 14,125 455
Koninklijke KPN NV 26,632 105
Koninklijke Philips NV(Æ) 2,450 69
NN Group NV 2,502 125
Randstad NV 2,958 144
Universal Music Group NV 8,940 213
Wolters Kluwer NV 2,322 389
6,956
New Zealand - 0.3%
Auckland International Airport, Ltd. 8,896 40
Fisher & Paykel Healthcare Corp., Ltd. 7,682 147
Meridian Energy, Ltd. 11,790 46
Spark New Zealand, Ltd. 37,725 97
Xero, Ltd.(Æ) 1,195 110
440

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.9%
Aker BP ASA 5,299 128
DNB Bank ASA 6,872 142
Equinor ASA Class N 10,474 278
Gjensidige Forsikring ASA 5,496 93
Kongsberg Gruppen ASA 1,671 168
Mowi ASA 4,659 79
Norsk Hydro ASA 21,580 119
Orkla ASA 13,994 118
Salmar ASA Class A 1,484 85
Telenor ASA 11,734 140
1,350
Portugal - 0.2%
Energias de Portugal SA 30,020 124
Galp Energia SGPS SA Class B 6,975 147
Jeronimo Martins SGPS SA 3,169 55
326
Singapore - 1.5%
CapitaLand Ascendas REIT(ö) 25,700 52
CapitaLand Integrated Commercial
Trust Class A(ö) 61,328 96
Capitaland Investment, Ltd. 28,200 57
DBS Group Holdings, Ltd. 15,236 418
Genting Singapore, Ltd. 74,500 47
Grab Holdings, Ltd. Class A(Æ) 28,302 93
Keppel Corp., Ltd. 21,100 105
Oversea-Chinese Banking Corp., Ltd. 32,479 362
SEA, Ltd.(Æ) 2,313 152
Sembcorp Industries, Ltd. 16,300 58
Singapore Airlines, Ltd. 22,600 118
Singapore Exchange, Ltd. 19,000 140
Singapore Technologies Engineering,
Ltd. 18,300 62
Singapore Telecommunications, Ltd. 39,000 90
STMicroelectronics NV 3,561 118
United Overseas Bank, Ltd. 10,900 263
2,231
South Africa - 0.0%
Anglo American PLC 1,007 30
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 28
Spain - 2.1%
Acciona SA 308 40
ACS Actividades de Construccion y
Servicios SA 4,400 197
Aena SME SA(Þ) 680 129
Amadeus IT Group SA Class A 1,825 120
Banco Bilbao Vizcaya Argentaria SA 32,411 341
Banco de Sabadell SA 52,204 110
Banco Santander SA 79,285 381
CaixaBank SA 26,801 156
Cellnex Telecom SA(Þ) 2,824 98
Endesa SA 5,101 99
Grifols SA(Æ) 3,956 40
Iberdrola SA 27,009 356
Industria de Diseno Textil SA 11,478 556
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redeia Corp. SA 3,862 68
Repsol SA 18,458 263
Telefonica SA 60,814 275
3,229
Sweden - 3.3%
Alfa Laval AB 2,681 118
Assa Abloy AB Class B 10,462 318
Atlas Copco AB Class A 25,806 459
Atlas Copco AB Class B 8,688 136
Beijer Ref AB 2,604 41
Boliden AB 5,275 160
Epiroc AB Class A 8,226 153
Epiroc AB Class B 3,553 60
Equities AB 8,112 262
Essity Aktiebolag Class B 3,733 105
Evolution AB(Þ) 1,667 161
Hennes & Mauritz AB Class B 9,198 142
Hexagon AB Class B 2,741 28
Husqvarna AB Class B 4,731 32
Industrivarden AB Class A 1,110 38
Industrivarden AB Class C 4,473 152
Indutrade AB 4,124 121
Investor AB Class B 15,502 439
L E Lundbergforetagen AB Class B 1,094 55
Lifco AB Class B 2,732 81
SAAB AB Class B 2,416 56
Sandvik AB 5,189 106
Securitas AB Class B 10,536 113
Skandinaviska Enskilda Banken AB
Class A 18,186 279
Skanska AB Class B 6,463 126
SKF AB Class B 10,388 193
Svenska Handelsbanken AB Class A 14,652 148
Swedbank AB Class A 9,656 205
Swedish Orphan Biovitrum AB Class
B(Æ) 2,549 66
Tele2 AB Class B 3,053 31
Telefonaktiebolaget LM Ericsson Class
B 21,037 144
Trelleborg AB Class B 1,968 73
Volvo AB Class A - GDR 3,198 83
Volvo AB Class B 8,609 219
Volvo Car AB Class B(Æ) 22,554 64
4,967
Switzerland - 4.7%
ABB, Ltd. 9,728 540
Adecco Group AG 1,925 66
Bachem Holding AG 421 38
Baloise Holding AG 543 97
Banque Cantonale Vaudoise 410 44
Barry Callebaut AG 29 47
BKW AG 469 85
Chocoladefabriken Lindt & Spruengli
AG 7 87
Cie Financiere Richemont SA Class A 932 142
DSM-Firmenich AG 492 63
EMS-Chemie Holding AG 112 94
Geberit AG 324 206
Givaudan SA 66 324

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Helvetia Holding AG 733 109
Julius Baer Group, Ltd. 1,735 95
Kuehne & Nagel International AG 467 145
Logitech International SA 1,429 129
Lonza Group AG 357 237
Novartis AG 13,421 1,505
Partners Group Holding AG 60 81
Schindler Holding AG 1,105 294
SGS SA 1,538 168
Sika AG 864 262
Sonova Holding AG 371 113
Straumann Holding AG 994 128
Swatch Group AG (The) Class B 665 137
Swiss Life Holding AG 138 106
Swiss Prime Site AG Class A 762 76
Swisscom AG 348 213
Temenos AG 686 47
UBS Group AG 22,421 680
VAT Group AG(Þ) 372 186
Zurich Insurance Group AG 827 455
6,999
United Kingdom - 9.4%
3i Group PLC 17,942 721
Admiral Group PLC 2,833 100
Ashtead Group PLC 2,160 155
Associated British Foods PLC 6,979 222
AstraZeneca PLC 10,491 1,663
Auto Trader Group PLC(Þ) 12,904 135
Aviva PLC 33,667 217
BAE Systems PLC 30,293 506
Barclays PLC 110,831 331
Berkeley Group Holdings PLC 2,431 159
British American Tobacco PLC 10,333 367
BT Group PLC 86,877 158
Bunzl PLC 3,297 138
Burberry Group PLC 4,069 41
Centrica PLC 75,985 129
CK Hutchison Holdings, Ltd. Class B 32,758 172
Coca-Cola Europacific Partners PLC 1,373 101
Compass Group PLC 13,346 411
Croda International PLC 1,180 61
DCC PLC 2,688 185
Diageo PLC 7,704 240
Halma PLC 4,077 139
Hargreaves Lansdown PLC 9,839 139
HSBC Holdings PLC 123,517 1,117
Imperial Tobacco Group PLC 10,088 278
Informa PLC 14,208 159
InterContinental Hotels Group PLC 1,626 164
Intertek Group PLC 2,763 180
J Sainsbury PLC 32,046 114
JD Sports Fashion PLC 39,145 66
Kingfisher PLC 38,569 137
Legal & General Group PLC 10,483 31
Lloyds Banking Group PLC 278,479 212
London Stock Exchange Group PLC 2,374 289
M&G PLC 17,891 49
Melrose Industries PLC 10,680 81
National Grid PLC 33,209 422
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC 53,823 254
Next PLC 1,511 177
Pearson PLC 10,881 147
Reckitt Benckiser Group PLC 1,603 86
RELX PLC 14,921 704
Rentokil Initial PLC 9,523 58
Rolls-Royce Holdings PLC(Æ) 59,422 343
Sage Group PLC (The) 15,370 214
Schroders PLC 12,682 64
Scottish & Southern Energy PLC 9,951 241
Segro PLC(ö) 5,124 61
Severn Trent PLC Class H 3,018 100
Smith & Nephew PLC 9,714 140
Smiths Group PLC 5,686 131
Standard Chartered PLC 21,746 214
Taylor Wimpey PLC 45,725 93
Tesco PLC 104,167 445
Unilever PLC 9,251 568
Vodafone Group PLC 196,929 184
Whitbread PLC 1,586 59
Wise PLC Class A(Æ) 7,696 71
14,143
United States - 7.8%
Alcon, Inc. 1,145 108
BP PLC 108,089 637
BRP, Inc. 777 56
CSL, Ltd. 1,880 383
CyberArk Software, Ltd.(Æ) 631 162
Experian PLC 7,620 359
Ferrovial SE 2,653 106
GSK Finance No. 3 PLC 34,696 672
Haleon PLC 32,917 148
Holcim AG(Æ) 6,537 612
James Hardie Industries PLC(Æ) 5,401 195
Monday.com, Ltd.(Æ) 273 62
Nestle SA 17,193 1,745
Roche Holding AG 4,946 1,609
Sanofi SA 8,358 859
Schneider Electric SE 3,291 792
Shell PLC 55,076 2,009
Smurfit WestRock PLC 8,103 363
Stellantis NV 28,623 477
Swiss Re AG 1,326 164
Tenaris SA 13,584 216
11,734
Total Common Stocks
(cost $99,185) 146,590
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG
3.303% (Ÿ)(Þ) 759 57
Henkel AG & Co. KGaA
2.290% (Ÿ) 1,459 125
Porsche Automobil Holding SE
6.278% (Ÿ) 2,395 107
Volkswagen AG
9.338% (Ÿ) 1,931 216

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
505
Total Preferred Stocks
(cost $532) 505
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 1.4%
United States - 1.4%
U.S. Cash Management Fund(@) 2,133,912 (∞) 2,134
Total Short-Term Investments
(cost $2,134) 2,134
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 119,350 (∞) 119
Total Other Securities
(cost $119) 119
Total Investments - 99.3%
(identified cost $101,970) 149,348
Other Assets and Liabilities,
Net - 0.7%
1,109
Net Assets - 100.0%
150,457

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.6%
ABN AMRO Bank NV 06/06/22 EUR 5,230 11 .68 61
91
Adyen NV 03/11/22 EUR 446 1,412 .11 630
546
Aena SME SA 06/16/23 EUR 680 171 .83 117
129
Amundi SA 01/10/17 EUR 1,175 52 .76 62
86
Auto Trader Group PLC 12/11/20 GBP 12,904 7 .37 95
135
Cellnex Telecom SA 10/21/22 EUR 2,824 28 .53 81
98
Covestro AG 06/25/24 EUR 599 58 .43 35
35
Delivery Hero AG 10/21/22 EUR 1,244 34 .37 43
28
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126 .12 96
57
Euronext NV 06/06/22 EUR 975 67 .88 66
99
Evolution AB 11/24/20 SEK 1,667 75 .89 126
161
Hydro One, Ltd. 06/16/23 CAD 1,692 28 .08 48
53
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8 .25 47
64
La Francaise des Jeux SAEM 10/21/22 EUR 2,727 34 .69 95
106
Poste Italiane SpA 04/06/17 EUR 8,600 6 .63 57
116
Scout24 SE 10/21/22 EUR 702 50 .41 35
56
Siemens Healthineers AG 06/25/24 EUR 2,217 45 .34 101
119
VAT Group AG 02/04/22 CHF 372 385 .42 143
186
WH Group, Ltd. 03/18/20 HKD 221,789 0 .82 182
144
Zalando SE 06/16/23 EUR 2,035 29 .12 59 52
2,361
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 27 EUR 1,323 09/24
(32)
FTSE 100 Index Futures 14 GBP 1,170 09/24
27
MSCI Emerging Markets Index Futures 27 USD 1,480 09/24
24
S&P/TSX 60 Index Futures 4 CAD 1,108 09/24 30
Short Positions
Hang Seng Index Futures 8 HKD 6,940 08/24
(16)
MSCI Singapore Index Futures 29 SGD 912 08/24
(8)
S&P 500 E-Mini Index Futures 1 USD 278 09/24
(1)
TOPIX Index Futures 1 JPY 27,970 09/24 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 28
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 1,400 USD 931 09/18/24 14
Bank of America CAD 1,025 USD 744 09/18/24 —
Bank of America EUR 700 USD 761 09/18/24 2
Bank of America GBP 600 USD 775 09/18/24 3
Citigroup USD 776 AUD 1,155 09/18/24 (20)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 432 CAD 589 09/18/24 (4)
Citigroup USD 397 EUR 364 09/18/24 (1)
Citigroup USD 552 GBP 429 09/18/24 —
Citigroup USD 59 HKD 463 09/19/24 —
Citigroup USD 550 JPY 84,421 09/18/24 18
Citigroup USD 41 NZD 67 09/18/24 (2)
Citigroup CHF 827 USD 939 09/18/24 (8)
Citigroup NOK 3,207 USD 306 09/18/24 12
Citigroup SEK 1,465 USD 143 09/18/24 6
HSBC USD 775 AUD 1,155 09/18/24 (19)
HSBC USD 431 CAD 589 09/18/24 (4)
HSBC USD 396 EUR 364 09/18/24 (1)
HSBC USD 551 GBP 429 09/18/24 1
HSBC USD 59 HKD 463 09/19/24 —
HSBC USD 549 JPY 84,421 09/18/24 18
HSBC USD 41 NZD 67 09/18/24 (2)
HSBC CHF 827 USD 938 09/18/24 (9)
HSBC NOK 3,207 USD 306 09/18/24 12
HSBC SEK 1,465 USD 143 09/18/24 6
Royal Bank of Canada USD 775 AUD 1,155 09/18/24 (18)
Royal Bank of Canada USD 431 CAD 589 09/18/24 (4)
Royal Bank of Canada USD 397 EUR 364 09/18/24 (1)
Royal Bank of Canada USD 551 GBP 429 09/18/24 —
Royal Bank of Canada USD 59 HKD 463 09/19/24 —
Royal Bank of Canada USD 549 JPY 84,421 09/18/24 18
Royal Bank of Canada USD 41 NZD 67 09/18/24 (2)
Royal Bank of Canada CHF 827 USD 938 09/18/24 (9)
Royal Bank of Canada NOK 3,207 USD 306 09/18/24 12
Royal Bank of Canada SEK 1,465 USD 143 09/18/24 6
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 24
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 8,751 $ —
$ —
$ 8,751
Austria — 593 —
—
593
Belgium — 857 —
—
857
Brazil 118 110 —
—
228
Burkina Faso — 62 —
—
62
Canada 15,181 — —
—
15,181
Chile 128 134 —
—
262

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
China — 389 —
—
389
Denmark — 4,648 —
—
4,648
Finland — 1,365 —
—
1,365
France — 11,690 —
—
11,690
Germany — 10,388 —
—
10,388
Hong Kong 98 2,220 16
—
2,334
Ireland 177 623 —
—
800
Israel 678 661 —
—
1,339
Italy — 3,507 —
—
3,507
Japan — 31,653 —
—
31,653
Jordan — 60 —
—
60
Macao — 50 —
—
50
Netherlands — 6,956 —
—
6,956
New Zealand — 440 —
—
440
Norway — 1,350 —
—
1,350
Portugal — 326 —
—
326
Singapore 245 1,986 —
—
2,231
South Africa — 30 —
—
30
South Korea — 28 —
—
28
Spain — 3,229 —
—
3,229
Sweden — 4,967 —
—
4,967
Switzerland — 6,999 —
—
6,999
United Kingdom 101 14,042 —
—
14,143
United States 644 11,090 —
—
11,734
Preferred Stocks — 505 — — 505
Warrants and Rights — — — — —
Short-Term Investments — — — 2,134 2,134
Other Securities — — — 119 119
Total Investments 17,370 129,709 16 2,253 149,348
Other Financial Instruments
Assets
Futures Contracts 85 — — — 85
Foreign Currency Exchange Contracts — 128 — — 128
Liabilities
Futures Contracts (5 7 ) — — — (5 7 )
Foreign Currency Exchange Contracts — (104) — — (104)
Total Other Financial Instruments
*
$ 28 $ 24 $ — $ — $ 5 2
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 57
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
21,237
Consumer Staples ...............................................................................
8,345
Energy ................................................................................................
8,705
Financial Services ..............................................................................
36,339
Health Care ........................................................................................
15,875
Materials and Processing ...................................................................
13,154
Producer Durables ..............................................................................
20,939
Technology .........................................................................................
14,212
Utilities ...............................................................................................
7,784
Preferred Stocks
Consumer Discretionary ....................................................................
380
Consumer Staples ...............................................................................
125
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
2,134
Other Securities ...........................................................................
119
Total Investments ............................................................................... 149,348
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,295 $ 63,630 $ 71,791 $ — $ — $ 2,134 $ 286 $ —
U.S. Cash Collateral Fund — 7,388 7,269 — — 119 12 —
$ 10,295 $ 71,018 $ 79,060 $ — $ — $ 2,253 $ 298 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 2.2%
Aristocrat Leisure, Ltd. 7,432 264
ASX, Ltd. 6,818 290
Australia & New Zealand Banking
Group, Ltd. 28,013 533
BHP Group, Ltd. 143,941 3,996
Brambles, Ltd. 32,107 328
Cochlear, Ltd. 1,212 274
Coles Group, Ltd. 26,106 310
Commonwealth Bank of Australia 12,990 1,171
Fortescue Metals Group, Ltd. 128,687 1,601
Glencore PLC 387,450 2,145
Goodman Group(ö) 13,378 309
Insurance Australia Group, Ltd. 288,849 1,398
Macquarie Group, Ltd. 1,927 265
Medibank Pvt , Ltd. 80,367 209
National Australia Bank, Ltd. 22,981 581
Northern Star Resources, Ltd. 25,451 237
QBE Insurance Group, Ltd. 197,752 2,338
Rio Tinto PLC 51,365 3,325
Rio Tinto, Ltd. 2,745 211
Santos, Ltd. 50,540 262
Suncorp Group, Ltd. 23,728 277
Telstra Group, Ltd. 569,379 1,467
Wesfarmers, Ltd. 15,433 743
Westpac Banking Corp. 23,159 453
WiseTech Global, Ltd. 4,329 272
Woodside Energy Group, Ltd. 14,839 269
23,528
Austria - 0.8%
ams AG(Æ) 285,792 383
Erste Group Bank AG 103,312 5,363
Mondi PLC 136,004 2,662
8,408
Belgium - 0.2%
Ageas SA 30,118 1,434
KBC Groep NV 3,686 285
Proximus SADP 66,699 483
UCB SA 1,819 305
2,507
Brazil - 0.9%
Ambev SA 1,451,329 2,972
Atacadao SA 348,242 570
Banco Bradesco SA – ADR 662,321 1,470
Banco do Brasil SA 263,267 1,236
Caixa Seguridade Participacoes S/A 66,141 169
Cia de Saneamento Basico do Estado de
Sao Paulo 69,671 1,087
Lojas Renner SA 219,300 514
Telefonica Brasil SA 143,929 1,234
Ultrapar Participacoes SA 80,975 318
9,570
Burkina Faso - 0.0%
Endeavour Mining PLC 22,382 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 4.4%
Agnico Eagle Mines, Ltd. 3,629 280
Alimentation Couche-Tard, Inc. 8,101 499
ARC Resources, Ltd. 61,941 1,072
Bank of Montreal 3,554 300
Bank of Nova Scotia (The) 6,238 291
Barrick Gold Corp. 83,670 1,550
Brookfield Asset Management, Inc. 6,452 315
Canadian Imperial Bank of Commerce 8,222 425
Canadian National Railway Co. 66,747 7,727
Canadian Natural Resources, Ltd. 18,440 655
Canadian Pacific Kansas City, Ltd. 4,351 365
CCL Industries, Inc. Class B 5,370 292
Cenovus Energy, Inc. 20,653 416
Constellation Software, Inc. 217 685
Dollarama , Inc. 27,706 2,597
Enbridge, Inc. 16,824 630
Fairfax Financial Holdings, Ltd. 525 619
Great-West Lifeco , Inc. 41,274 1,240
iA Financial Corp., Inc. 11,739 794
Imperial Oil, Ltd. 5,008 359
Intact Financial Corp. 2,553 464
Kinross Gold Corp. 44,918 408
Loblaw Cos., Ltd. 4,003 494
Magna International, Inc. Class A 74,280 3,296
Manulife Financial Corp. 115,299 3,071
Metro, Inc. Class A 3,785 225
National Bank of Canada 3,347 280
Nutrien , Ltd. 7,675 394
Pembina Pipeline Corp. 7,188 278
Royal Bank of Canada 38,454 4,297
Shopify, Inc. Class A(Æ) 36,725 2,248
Stantec , Inc. 31,472 2,769
Sun Life Financial, Inc. 52,442 2,603
Suncor Energy, Inc. 15,683 626
TFI International, Inc. 2,445 381
Thomson Reuters Corp. 1,509 245
Toronto-Dominion Bank (The) 26,969 1,593
Tourmaline Oil Corp. 44,181 1,944
West Fraser Timber Co., Ltd. 2,901 257
WSP Global, Inc. 1,692 281
47,265
Chile - 0.0%
Antofagasta PLC 11,050 286
China - 2.3%
Alibaba Group Holding, Ltd. 422,700 4,164
Baidu, Inc. Class A(Æ) 66,600 739
BOC Hong Kong Holdings, Ltd. 104,500 304
China Merchants Bank Co., Ltd. Class
H 192,000 794
China Overseas Land & Investment,
Ltd. 830,500 1,334
Dongfeng Motor Group Co., Ltd. Class
H 702,000 205
H World Group, Ltd. - ADR 40,931 1,228
Haier Smart Home Co., Ltd. Class H 447,800 1,465
Lenovo Group, Ltd. 1,312,000 1,703
Tencent Holdings, Ltd. 250,288 11,556
Weichai Power Co., Ltd. Class H 453,000 726

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wilmar International, Ltd. 75,500 180
24,398
Denmark - 2.4%
AP Moller - Maersk A/S Class B 113 187
Danske Bank A/S 85,958 2,630
DSV A/S 10,730 1,969
Novo Nordisk A/S Class B 137,108 18,167
Novozymes A/S Class B 1,619 103
Pandora A/S 1,769 277
Tryg A/S 11,848 260
Vestas Wind Systems A/S(Æ) 78,533 1,940
25,533
Finland - 1.1%
Elisa OYJ 21,334 994
Nokia OYJ 1,415,326 5,551
Nordea Bank Abp 21,027 246
Sampo OYJ Class A 55,505 2,432
UPM- Kymmene OYJ 66,492 2,196
11,419
France - 8.2%
Accor SA 134,327 5,165
Air Liquide SA Class A 3,440 627
Airbus Group SE 25,425 3,839
Amundi SA(Þ) 43,934 3,202
AXA SA 92,715 3,252
BNP Paribas SA 34,230 2,345
Bureau Veritas SA(Ñ) 117,436 3,678
Capgemini SE 13,961 2,771
Carrefour SA 105,773 1,578
Cie de Saint-Gobain SA 22,970 1,969
Danone SA 42,862 2,789
Dassault Aviation SA 9,028 1,819
Dassault Systemes SE 7,043 267
Engie SA 155,532 2,444
EssilorLuxottica SA 2,268 518
Eurazeo SE 5,035 396
Hermes International 250 546
Legrand SA 3,814 411
L'Oreal SA 10,695 4,631
LVMH Moet Hennessy Louis Vuitton
SE 11,501 8,106
Michelin (CGDE) 125,340 4,963
Orange SA 149,838 1,662
Pernod Ricard SA 9,679 1,296
Publicis Groupe SA 20,362 2,125
Remy Cointreau SA 4,190 331
Renault SA 26,890 1,302
Rexel SA Class H 149,290 3,787
Safran SA 10,474 2,297
Sartorius Stedim Biotech 35,166 6,957
Societe Generale SA 83,584 2,163
Teleperformance 43,895 5,615
Total SE 69,328 4,676
Valeo SE 69,985 799
Vinci SA 2,963 338
88,664
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 6.3%
adidas AG 12,057 3,017
Allianz SE 6,246 1,762
BASF SE 121,896 5,684
Bayer AG 121,975 3,627
Beiersdorf AG 3,335 484
Commerzbank AG 23,453 383
Continental AG 55,357 3,395
Covestro AG(Æ)(Þ) 49,351 2,908
Daimler Truck Holding AG 150,452 5,767
Deutsche Boerse AG 37,936 7,767
Deutsche Post AG 8,928 399
Deutsche Telekom AG 12,444 325
E.ON SE 26,241 368
Evonik Industries AG 147,050 2,986
Fresenius Medical Care AG & Co.
KGaA 68,593 2,662
Fresenius SE & Co. KGaA (Æ) 50,689 1,819
GEA Group AG 19,353 855
Hannover Rueck SE 8,901 2,212
Heidelberg Materials AG 27,201 2,839
Infineon Technologies AG 63,781 2,211
Knorr- Bremse AG 9,406 758
Mercedes-Benz Group AG 39,018 2,581
Merck KGaA 1,953 350
Muenchener Rueckversicherungs-
Gesellschaft AG 6,595 3,249
Rheinmetall AG 5,527 3,012
SAP SE 23,804 5,022
Siemens AG 3,032 556
Symrise AG 3,707 468
Talanx AG 3,353 255
67,721
Hong Kong - 2.0%
AIA Group, Ltd. 1,230,575 8,202
CK Asset Holdings, Ltd. 252,157 959
CLP Holdings, Ltd. 190,000 1,639
Hang Seng Bank, Ltd. 94,000 1,157
Hong Kong & China Gas Co., Ltd. 1,708,000 1,395
Hong Kong Exchanges & Clearing, Ltd. 17,000 501
Power Assets Holdings, Ltd. 242,000 1,545
Prudential PLC 173,124 1,546
Sino Land Co., Ltd. 228,000 235
Techtronic Industries Co., Ltd. 278,239 3,599
WH Group, Ltd.(Þ) 1,195,000 779
21,557
Hungary - 0.1%
OTP Bank PLC 17,194 880
India - 1.3%
Axis Bank, Ltd. - GDR(Þ) 24,169 1,690
HDFC Bank, Ltd. - ADR 114,983 6,900
Larsen & Toubro, Ltd. - GDR(Þ) 51,989 2,371
MakeMyTrip , Ltd.(Æ) 37,759 3,534
14,495
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 4,344,300 1,253

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.9%
AIB Group PLC 246,086 1,408
Bank of Ireland Group PLC 454,758 5,137
Flutter Entertainment PLC(Æ) 16,637 3,284
Kingspan Group PLC 3,148 294
10,123
Israel - 0.1%
Check Point Software Technologies,
Ltd.(Æ) 3,862 708
Nice, Ltd.(Æ) 1,640 297
1,005
Italy - 2.7%
Assicurazioni Generali SpA 18,807 487
BPER Banca SpA 290,287 1,695
Coca-Cola HBC AG 8,422 307
Davide Campari-Milano SpA 156,802 1,415
Enel SpA 663,694 4,733
Eni SpA 174,483 2,787
FinecoBank Banca Fineco SpA 412,227 7,002
Intesa Sanpaolo SpA 87,670 356
Moncler SpA 28,154 1,677
Poste Italiane SpA (Þ) 14,482 196
Prysmian SpA 4,111 282
Recordati SpA 13,638 743
Ryanair Holdings PLC - ADR 20,831 2,110
Terna Rete Elettrica Nazionale SpA 23,893 199
UniCredit SpA 111,337 4,567
28,556
Japan - 16.9%
Advantest Corp. 48,000 2,096
Ajinomoto Co., Inc. 10,694 442
Alfresa Holdings Corp. 35,000 551
Alps Alpine Co., Ltd. 51,800 551
Amada Co., Ltd. 38,200 452
Asahi Group Holdings, Ltd. 5,600 207
Asics Corp. 16,300 267
Bridgestone Corp. 82,000 3,369
Brother Industries, Ltd. 23,400 481
Canon, Inc. 99,600 3,146
Chugai Pharmaceutical Co., Ltd. 11,000 481
Dai-ichi Life Holdings, Inc. 63,025 1,937
Daiichi Sankyo Co., Ltd. 93,300 3,797
Daikin Industries, Ltd. 1,700 246
Daito Trust Construction Co., Ltd. 10,700 1,289
Daiwa House Industry Co., Ltd. 13,500 386
DeNA Co., Ltd. 37,800 390
Denso Corp. 144,200 2,397
Dentsu , Inc. 50,400 1,345
Disco Corp. 2,100 687
Eisai Co., Ltd. 41,710 1,598
Fast Retailing Co., Ltd. 1,100 302
Fuji Electric Co., Ltd. 6,000 338
FUJIFILM Holdings Corp. 15,600 369
Fujitsu, Ltd. 26,000 464
Fukuoka Financial Group, Inc. 63,000 1,773
Hakuhodo DY Holdings, Inc. 79,700 652
Hino Motors, Ltd.(Æ) 99,200 322
Hitachi, Ltd. 52,300 1,130
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Honda Motor Co., Ltd. 119,774 1,283
Hoya Corp. 1,900 237
Iida Group Holdings Co., Ltd. 65,000 985
Isuzu Motors, Ltd. 160,400 2,199
ITOCHU Corp. 65,700 3,373
Japan Airlines Co., Ltd. 43,800 719
Japan Exchange Group, Inc. 15,200 356
Japan Post Bank Co., Ltd. Class A 23,900 249
Japan Post Holdings Co., Ltd. 47,100 502
Japan Post Insurance Co., Ltd. Class A 47,700 992
Japan Tobacco, Inc. 93,700 2,764
JGC Holdings Corp. 57,600 492
Kajima Corp. 24,700 480
Kao Corp. 63,100 2,772
KDDI Corp. 93,400 2,807
Keyence Corp. 18,600 8,092
Kirin Holdings Co., Ltd. 143,000 2,029
Koito Manufacturing Co., Ltd. 95,200 1,421
Komatsu, Ltd. 118,200 3,390
Kubota Corp. 122,900 1,773
Kyocera Corp. 141,600 1,792
Makita Corp. 42,853 1,400
MEIJI Holdings Co., Ltd. 23,800 604
Minebea Co., Ltd. 126,000 3,016
Mitsubishi Corp. 16,300 339
Mitsubishi Electric Corp. 16,300 274
Mitsubishi Estate Co., Ltd. 77,400 1,315
Mitsubishi Gas Chemical Co., Inc. 49,700 955
Mitsubishi HC Capital, Inc. 31,900 231
Mitsubishi Heavy Industries, Ltd. 21,900 264
Mitsubishi UFJ Financial Group, Inc. 73,322 852
Mitsui & Co., Ltd. 13,800 322
Mizuho Financial Group, Inc. 18,900 432
MS&AD Insurance Group Holdings,
Inc. 216,600 5,098
Murata Manufacturing Co., Ltd. 21,000 464
NEC Corp. 3,900 342
Nidec Corp. 103,900 4,610
Nikon Corp. 54,500 628
Nintendo Co., Ltd. 11,100 617
Nippon Telegraph & Telephone Corp. 324,700 346
Nippon Television Holdings, Inc. 48,800 786
Nissan Chemical Corp. 13,700 442
Nissan Motor Co., Ltd. 334,400 1,077
Nitto Denko Corp. 68,300 5,968
Obayashi Corp. 32,600 429
Obic Co., Ltd. 1,400 213
Olympus Corp. 138,300 2,375
Ono Pharmaceutical Co., Ltd. 108,892 1,626
ORIX Corp. 5,900 143
Otsuka Corp. 25,100 555
Otsuka Holdings Co., Ltd. 6,800 352
Pan Pacific International Holdings
Corp. 10,800 281
Panasonic Holdings Corp. 16,600 133
Persol Holdings Co., Ltd. 386,400 665
Recruit Holdings Co., Ltd. 18,400 1,052
Resona Holdings, Inc. 621,800 4,511
Rinnai Corp. 32,200 792
Rohm Co., Ltd. 98,700 1,339

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 6,400 410
Sega Sammy Holdings, Inc. 64,700 1,053
Seiko Epson Corp. 31,800 559
Sekisui Chemical Co., Ltd. 57,400 867
Sekisui House, Ltd. 22,200 557
SG Holdings Co., Ltd. 33,100 337
Shin-Etsu Chemical Co., Ltd. 248,570 11,106
Shionogi & Co., Ltd. 36,900 1,623
SMC Corp. 3,300 1,613
SoftBank Corp. 35,700 681
Sony Group Corp. 28,450 2,531
Stanley Electric Co., Ltd. 42,623 844
Subaru Corp. 123,488 2,437
Sumitomo Corp. 10,500 264
Sumitomo Electric Industries, Ltd. 36,300 555
Sumitomo Heavy Industries, Ltd. 26,900 726
Sumitomo Mitsui Financial Group, Inc. 23,500 1,702
Sumitomo Mitsui Trust Holdings, Inc. 113,400 2,861
Sumitomo Rubber Industries, Ltd. 63,900 672
Suntory Beverage & Food, Ltd. 77,600 2,806
Suzuki Motor Corp. 23,200 270
T&D Holdings, Inc. 241,200 4,566
Taiheiyo Cement Corp. 22,900 627
Takeda Pharmaceutical Co., Ltd. 91,000 2,600
TDK Corp. 58,800 4,095
Terumo Corp. 25,800 461
THK Co., Ltd. 46,500 880
Tokio Marine Holdings, Inc. 91,900 3,653
Tokyo Electron, Ltd. 24,368 4,920
Toray Industries, Inc. 422,600 2,216
TOTO, Ltd. 15,600 436
Toyota Motor Corp. 146,100 2,844
Trend Micro, Inc. 14,700 705
Tsuruha Holdings, Inc. 9,900 613
Unicharm Corp. 13,200 442
Yakult Honsha Co., Ltd. 28,200 581
Yamaha Motor Co., Ltd. 120,400 1,128
Yamato Holdings Co., Ltd. 80,484 983
181,244
Jordan - 0.1%
Hikma Pharmaceuticals PLC 23,289 568
Luxembourg - 0.9%
ArcelorMittal SA 106,522 2,405
Eurofins Scientific SE 121,836 7,223
RTL Group SA 15,918 502
10,130
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 500,883 2,092
Malaysia - 0.1%
CIMB Group Holdings BHD 641,182 1,038
Mexico - 0.1%
Fresnillo PLC 85,728 647
Netherlands - 4.5%
ABN AMRO Bank NV(Þ) 109,901 1,916
Adyen NV(Æ)(Þ) 498 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argenx SE(Æ) 3,185 1,635
ASM International NV 379 261
ASML Holding NV 9,069 8,331
BE Semiconductor Industries NV 2,690 349
Euronext NV(Þ) 10,009 1,011
Ferrari NV 7,141 2,938
Heineken NV 22,935 2,035
ING Groep NV 340,826 6,179
Koninklijke Ahold Delhaize NV 13,509 435
Koninklijke KPN NV 470,576 1,852
Koninklijke Philips NV(Æ) 160,550 4,526
NN Group NV 38,880 1,945
Randstad NV 117,186 5,697
Universal Music Group NV 295,730 7,034
VEON, Ltd. - ADR(Æ) 11,168 298
Wolters Kluwer NV 4,726 793
47,844
New Zealand - 0.1%
Spark New Zealand, Ltd. 294,218 757
Norway - 0.5%
DNB Bank ASA 56,217 1,161
Equinor ASA Class N 105,623 2,800
Gjensidige Forsikring ASA 28,869 488
Norsk Hydro ASA 22,543 125
Orkla ASA 107,028 903
Telenor ASA 33,627 400
5,877
Portugal - 0.0%
Galp Energia SGPS SA Class B 13,198 278
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Æ)(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 145,363 —
Sberbank of Russia PJSC(Æ)(Š) 415,116 —
—
Singapore - 0.9%
CapitaLand Ascendas REIT(ö) 91,500 187
DBS Group Holdings, Ltd. 113,180 3,103
Grab Holdings, Ltd. Class A(Æ) 78,439 259
Oversea-Chinese Banking Corp., Ltd. 246,960 2,749
Singapore Exchange, Ltd. 27,000 199
Singapore Technologies Engineering,
Ltd. 117,100 387
Singapore Telecommunications, Ltd. 1,104,300 2,551
United Overseas Bank, Ltd. 13,900 336
9,771
South Africa - 0.2%
Anglo American PLC 34,544 1,039
MTN Group, Ltd. 117,055 508
Old Mutual, Ltd. 1,068,638 722
2,269
South Korea - 1.3%
Coway Co., Ltd. 17,567 795

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Tire & Technology Co., Ltd. 13,952 452
Hyundai Mobis Co., Ltd. 8,130 1,303
KB Financial Group, Inc. 30,636 1,950
KT Corp. - ADR 101,516 1,479
Samsung Electronics Co., Ltd. 65,417 4,022
Shinhan Financial Group Co., Ltd. 92,948 4,068
14,069
Spain - 2.0%
Amadeus IT Group SA Class A 84,201 5,536
Banco Bilbao Vizcaya Argentaria SA 28,373 298
Banco Santander SA 62,124 298
CaixaBank SA 714,423 4,163
Cellnex Telecom SA(Þ) 53,263 1,854
Iberdrola SA 22,599 298
Industria de Diseno Textil SA 191,024 9,256
Repsol SA 18,674 266
21,969
Sweden - 1.9%
Assa Abloy AB Class B 72,729 2,210
Atlas Copco AB Class A 34,456 612
Atlas Copco AB Class B 160,008 2,500
Boliden AB 6,168 187
Epiroc AB Class A 12,078 225
Equities AB 8,838 286
Essity Aktiebolag Class B 81,242 2,284
Hexagon AB Class B 335,764 3,414
Investor AB Class B 10,549 299
Sandvik AB 178,562 3,649
Skandinaviska Enskilda Banken AB
Class A 31,251 480
SKF AB Class B 84,295 1,563
Svenska Handelsbanken AB Class A 24,410 246
Telefonaktiebolaget LM Ericsson Class
B 245,840 1,682
Volvo AB Class B 10,344 264
19,901
Switzerland - 4.0%
ABB, Ltd. 17,653 980
Adecco Group AG 38,588 1,315
Barry Callebaut AG 94 152
DSM- Firmenich AG 2,280 291
EMS- Chemie Holding AG 426 356
Geberit AG 418 266
Givaudan SA 99 485
Julius Baer Group, Ltd. 56,542 3,080
Logitech International SA 2,932 264
Novartis AG 86,932 9,745
Partners Group Holding AG 1,675 2,256
Schindler Holding AG 5,192 1,385
SGS SA 20,561 2,251
Sika AG 1,022 310
Swatch Group AG (The) Class B 7,842 1,612
Swiss Life Holding AG 359 275
Swisscom AG 3,770 2,309
UBS Group AG 395,757 12,003
Zurich Insurance Group AG 5,888 3,238
42,573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 2.6%
Catcher Technology Co., Ltd. 105,000 684
E Ink Holdings, Inc. 199,000 1,633
Hon Hai Precision Industry Co., Ltd. 262,241 1,623
Taiwan Semiconductor Manufacturing
Co., Ltd. 370,000 10,635
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 78,728 13,053
27,628
Thailand - 0.2%
Kasikornbank PCL 461,900 1,705
United Kingdom - 9.3%
3i Group PLC 21,332 857
Associated British Foods PLC 8,352 266
AstraZeneca PLC 38,643 6,127
Auto Trader Group PLC(Þ) 22,671 237
Aviva PLC 43,101 278
Babcock International Group PLC 91,548 626
BAE Systems PLC 36,994 618
Barclays PLC 807,130 2,413
Barratt Developments PLC 112,711 761
Berkeley Group Holdings PLC 4,667 304
British American Tobacco PLC 112,632 3,995
British Land Co. PLC (The)(ö) 127,073 672
BT Group PLC 793,884 1,439
Burberry Group PLC 85,980 860
CK Hutchison Holdings, Ltd. Class B 268,631 1,414
Compass Group PLC 224,610 6,914
Diageo PLC 89,687 2,793
easyJet PLC 211,735 1,225
HSBC Holdings PLC 571,558 5,170
Imperial Tobacco Group PLC 7,706 213
Intermediate Capital Group PLC 80,787 2,277
Intertek Group PLC 114,755 7,459
J Sainsbury PLC 844,971 2,996
Kingfisher PLC 361,174 1,285
Land Securities Group PLC(ö) 89,193 730
Lloyds Banking Group PLC 354,564 270
London Stock Exchange Group PLC 53,740 6,549
NatWest Group PLC 689,441 3,254
Next PLC 2,351 275
Pearson PLC 18,974 257
Reckitt Benckiser Group PLC 112,824 6,055
RELX PLC 142,142 6,706
Rolls Royce Holdings PLC(Æ) 48,298 279
Sage Group PLC (The) 29,934 418
Standard Chartered PLC 542,270 5,328
Tate & Lyle PLC 90,502 766
Tesco PLC 1,160,981 4,956
Travis Perkins PLC 81,159 1,000
Unilever PLC 72,560 4,451
Vodafone Group PLC 513,430 479
Wausau Paper Corp. 185,605 1,794
Weir Group PLC (The) 151,277 3,946
Wise PLC Class A(Æ) 146,154 1,344
100,056
United States - 12.5%
Accenture PLC Class A 20,235 6,690

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alcon, Inc. 18,415 1,742
Allegion PLC 64,840 8,871
Amdocs, Ltd. 50,273 4,397
Aon PLC Class A 21,641 7,109
BP PLC 572,066 3,374
CSL, Ltd. 2,358 480
Experian PLC 9,267 437
GSK Finance No. 3 PLC 340,034 6,585
Haleon PLC 2,437,753 10,950
Holcim AG 46,008 4,306
Las Vegas Sands Corp. 20,803 825
Linde PLC 24,767 11,232
Medtronic PLC 31,721 2,548
Nestle SA 129,149 13,110
Roche Holding AG 30,139 9,762
Sanofi SA 82,018 8,435
Schlumberger NV 117,660 5,682
Schneider Electric SE 48,140 11,582
Shell PLC 337,11 4 12,297
Spotify Technology SA(Æ) 8,707 2,995
Stellantis NV 35,669 594
Tenaris SA 54,559 867
134,870
Total Common Stocks
(cost $917,491) 1,012,947
Preferred Stocks - 1.0%
Brazil - 0.1%
Raizen Energia SA
5.489% (Ÿ) 1,113,007 588
Germany - 0.3%
Henkel AG & Co. KGaA
2.290% (Ÿ) 18,264 1,564
Volkswagen AG
9.338% (Ÿ) 17,143 1,913
3,477
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 146,482 6,848
Total Preferred Stocks
(cost $11,431) 10,913
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 30,876,629 (∞) 30,871
Total Short-Term Investments
(cost $30,868) 30,871
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 3,335,400 (∞) 3,335
Total Other Securities
(cost $3,335) 3,335
Total Investments - 98.5%
(identified cost $963,125) 1,058,066
Other Assets and Liabilities,
Net - 1.5%
16,649
Net Assets - 100.0%
1,074,715

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.6%
ABN AMRO Bank NV 10/03/19 EUR 109,901 17 .26 1,897
1,916
Adyen NV 08/04/23 EUR 498 1,641 .44 817
609
Amundi SA 02/28/19 EUR 43,934 66 .73 2,932
3,202
Auto Trader Group PLC 08/04/23 GBP 22,671 8 .08 183
237
Axis Bank, Ltd. 04/26/24 USD 24,169 66 .41 1,605
1,690
Cellnex Telecom SA 12/10/21 EUR 53,263 49 .12 2,617
1,854
Covestro AG 06/26/19 EUR 49,351 56 .85 2,806
2,908
Euronext NV 07/26/24 EUR 10,009 100 .64 1,007
1,011
Larsen & Toubro, Ltd. 03/22/24 USD 51,989 41 .50 2,158
2,371
Poste Italiane SpA 11/10/23 EUR 14,482 10 .63 154
196
WH Group, Ltd. 06/26/19 HKD 1,195,000 0 .81 966 779
16,773
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 18 EUR 1,358 08/24
(12)
DAX Index Futures 3 EUR 1,395 09/24
24
EURO STOXX 50 Index Futures 15 EUR 735 09/24
(8)
FTSE/MIB Index Futures 2 EUR 340 09/24
5
IBEX 35 Index Futures 4 EUR 444 08/24
—
OMXS30 Index Futures 12 SEK 3,139 08/24
(1)
S&P/TSX 60 Index Futures 191 CAD 52,918 09/24
2,429
SPI 200 Index Futures 268 AUD 54,009 09/24
1,512
TOPIX Index Futures 159 JPY 4,447,230 09/24 172
Short Positions
Hang Seng Index Futures 83 HKD 71,998 08/24
(164)
MSCI Emerging Markets Index Futures 728 USD 39,913 09/24
(614)
MSCI Singapore Index Futures 282 SGD 8,870 08/24
(82)
S&P 500 E-Mini Index Futures 74 USD 20,565 09/24 (60)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,201
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,756 AUD 13,049 09/18/24 (212)
Bank of America USD 7,525 CAD 10,276 09/18/24 (71)
Bank of America USD 703 EUR 650 08/01/24 —
Bank of America USD 7,833 EUR 7,250 09/18/24 31
Bank of America USD 354 GBP 276 08/01/24 1
Bank of America USD 14,107 JPY 2,166,770 09/18/24 458
Bank of America USD 69 NOK 751 08/01/24 —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 64 NOK 695 08/02/24 —
Bank of America USD 59 SEK 637 08/01/24 —
Bank of America AUD 4,000 USD 2,637 09/18/24 18
Bank of America EUR 7,065 USD 7,690 09/18/24 26
Bank of America GBP 6,200 USD 8,006 09/18/24 32
Bank of America JPY 1,225,000 USD 7,918 09/18/24 (316)
Bank of America NOK 35,000 USD 3,179 09/18/24 (33)
Barclays USD 8,756 AUD 13,049 09/18/24 (212)
Barclays USD 7,525 CAD 10,276 09/18/24 (71)
Barclays USD 14,115 JPY 2,166,770 09/18/24 449
Barclays EUR 7,065 USD 7,698 09/18/24 35
Citigroup USD 8,763 AUD 13,049 09/18/24 (220)
Citigroup USD 7,525 CAD 10,276 09/18/24 (72)
Citigroup USD 14,106 JPY 2,166,770 09/18/24 460
Citigroup EUR 7,065 USD 7,691 09/18/24 27
HSBC USD 8,753 AUD 13,049 09/18/24 (210)
HSBC USD 7,523 CAD 10,276 09/18/24 (69)
HSBC USD 14,098 JPY 2,166,770 09/18/24 467
HSBC EUR 7,065 USD 7,686 09/18/24 22
Royal Bank of Canada USD 8,751 AUD 13,049 09/18/24 (207)
Royal Bank of Canada USD 7,521 CAD 10,276 09/18/24 (68)
Royal Bank of Canada USD 14,093 JPY 2,166,770 09/18/24 472
Royal Bank of Canada EUR 7,065 USD 7,686 09/18/24 23
State Street USD 9,025 DKK 61,800 09/18/24 (38)
State Street USD 4,378 GBP 3,409 09/18/24 7
State Street USD 4,014 NOK 42,060 09/18/24 (154)
State Street USD 10,107 SEK 103,587 09/18/24 (411)
State Street USD 314 SGD 420 09/18/24 1
State Street CHF 6,130 USD 6,953 09/18/24 (67)
State Street HKD 2,290 USD 294 09/19/24 —
State Street NZD 960 USD 596 09/18/24 25
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 123
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 23,528 $ —
$ —
$ 23,528
Austria — 8,408 —
—
8,408
Belgium — 2,507 —
—
2,507
Brazil 9,570 — —
—
9,570
Burkina Faso 493 — —
—
493

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 47,265 — —
—
47,265
Chile — 286 —
—
286
China 1,228 23,170 —
—
24,398
Denmark — 25,533 —
—
25,533
Finland — 11,419 —
—
11,419
France — 88,664 —
—
88,664
Germany — 67,721 —
—
67,721
Hong Kong — 21,557 —
—
21,557
Hungary — 880 —
—
880
India 10,434 4,061 —
—
14,495
Indonesia — 1,253 —
—
1,253
Ireland — 10,123 —
—
10,123
Israel 708 297 —
—
1,005
Italy 2,110 26,446 —
—
28,556
Japan — 181,244 —
—
181,244
Jordan — 568 —
—
568
Luxembourg — 10,130 —
—
10,130
Macao — 2,092 —
—
2,092
Malaysia — 1,038 —
—
1,038
Mexico — 647 —
—
647
Netherlands 297 47,547 —
—
47,844
New Zealand — 757 —
—
757
Norway — 5,877 —
—
5,877
Portugal — 278 —
—
278
Russia — — —
—
—
Singapore 259 9,512 —
—
9,771
South Africa — 2,269 —
—
2,269
South Korea 1,479 12,590 —
—
14,069
Spain — 21,969 —
—
21,969
Sweden — 19,901 —
—
19,901
Switzerland — 42,573 —
—
42,573
Taiwan 13,053 14,575 —
—
27,628
Thailand — 1,705 —
—
1,705
United Kingdom — 100,056 —
—
100,056
United States 50,349 84,521 —
—
134,870
Preferred Stocks 588 10,325 — — 10,913
Warrants and Rights — — — — —
Short-Term Investments — — — 30,871 30,871
Other Securities — — — 3,335 3,335
Total Investments 137,833 886,027 — 34,206 1,058,066

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 67
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 4,142 — — — 4,142
Foreign Currency Exchange Contracts 2 2,552 — — 2,554
Liabilities
Futures Contracts (941) — — — (941)
Foreign Currency Exchange Contracts — (2,431) — — (2,431)
Total Other Financial Instruments
*
$ 3,203 $ 121 $ — $ — $ 3,324
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
145,518
Consumer Staples ...............................................................................
71,232
Energy ................................................................................................
50,678
Financial Services ..............................................................................
253,704
Health Care ........................................................................................
110,471
Materials and Processing ...................................................................
88,506
Producer Durables ..............................................................................
134,421
Technology .........................................................................................
129,270
Utilities ...............................................................................................
29,147
Preferred Stocks
Consumer Discretionary ....................................................................
1,913
Consumer Staples ...............................................................................
1,564
Technology .........................................................................................
6,848
Utilities ...............................................................................................
588
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
30,871
Other Securities ...........................................................................
3,335
Total Investments ............................................................................... 1,058,066

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 International Developed Markets Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,625 $ 200,205 $ 198,962 $ (1) $ 4 $ 30,871 $ 1,402 $ —
U.S. Cash Collateral Fund 6,885 108,370 111,920 — — 3,335 288 —
$ 36,510 $ 308,575 $ 310,882 $ (1) $ 4 $ 34,206 $ 1,690 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks – 94.0%
Australia - 0.1%
BHP Group, Ltd. 45,159 1,254
Insurance Australia Group, Ltd. 112,705 545
Telstra Group, Ltd. 186,042 479
2,278
Austria - 0.5%
ams AG(Æ) 603,001 809
Erste Group Bank AG 93,272 4,841
Mondi PLC 167,518 3,279
8,929
Belgium - 0.2%
Ageas SA 63,178 3,009
Proximus SADP 144,251 1,044
4,053
Brazil - 0.7%
Ambev SA(Æ) 1,017,164 2,082
Atacadao SA 694,272 1,137
Banco Bradesco SA - ADR 1,341,770 2,979
Caixa Seguridade Participacoes S/A 172,046 438
Cia de Saneamento Basico do Estado de
Sao Paulo 159,380 2,487
Lojas Renner SA 623,529 1,462
MercadoLibre, Inc.(Æ) 173 288
Telefonica Brasil SA 295,392 2,533
Ultrapar Participacoes SA 168,228 661
14,067
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 1,030
Canada - 2.2%
Agnico Eagle Mines, Ltd. 24,176 1,865
Air Canada Class B(Æ) 60,544 698
ARC Resources, Ltd. 94,279 1,631
Barrick Gold Corp. 257,439 4,770
Canadian National Railway Co. 76,078 8,807
CCL Industries, Inc. Class B 7,854 427
Great-West Lifeco, Inc. 12,875 387
Imperial Oil, Ltd. 7,634 547
Intact Financial Corp. 7,480 1,359
Manulife Financial Corp. 88,834 2,367
Royal Bank of Canada - GDR 27,668 3,092
Shopify, Inc. Class A(Æ) 43,438 2,658
Sun Life Financial, Inc. 28,672 1,423
Suncor Energy, Inc. 274,501 10,963
Tourmaline Oil Corp. 11,437 503
41,497
China - 0.9%
Alibaba Group Holding, Ltd. 187,300 1,845
Alibaba Group Holding, Ltd. - ADR 89,435 7,052
Baidu, Inc. - ADR(Æ) 12,848 1,138
Baidu, Inc. Class A(Æ) 143,150 1,588
Dongfeng Motor Group Co., Ltd. Class
H 1,488,000 434
Tencent Holdings, Ltd. 58,900 2,719
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trip.com Group, Ltd. - ADR(Æ) 37,055 1,576
16,352
Denmark - 0.5%
Demant A/S(Æ) 19,667 753
Novo Nordisk A/S Class B 70,269 9,311
10,064
Finland - 0.3%
Elisa OYJ 6,423 299
Nokia OYJ 734,620 2,881
Sampo OYJ Class A 20,767 910
UPM-Kymmene OYJ 24,549 811
4,901
France - 4.3%
Accor SA 72,039 2,770
Airbus Group SE 41,757 6,306
AXA SA 166,590 5,843
BNP Paribas SA 224,107 15,350
Carrefour SA 217,213 3,240
Cie de Saint-Gobain SA 42,202 3,617
Engie SA 325,345 5,113
EssilorLuxottica SA 5,533 1,263
L'Oreal SA 6,289 2,723
LVMH Moet Hennessy Louis Vuitton
SE 13,360 9,416
Orange SA 300,598 3,335
Pernod Ricard SA 20,304 2,719
Publicis Groupe SA(Ñ) 24,495 2,557
Renault SA 60,902 2,948
Societe Generale SA 186,036 4,816
TotalEnergies SE 116,850 7,881
Valeo SE 149,825 1,710
81,607
Germany - 2.6%
BASF SE 73,753 3,439
Bayerische Motoren Werke
Aktiengesellschaft 68,785 6,384
Continental AG 32,601 1,999
Daimler Truck Holding AG 240,938 9,236
Evonik Industries AG 140,508 2,853
Fresenius SE & Co. KGaA(Æ) 113,590 4,076
Hannover Rueck SE 2,723 677
Heidelberg Materials AG 52,170 5,445
Infineon Technologies AG 74,726 2,590
Mercedes-Benz Group AG 89,552 5,924
Muenchener Rueckversicherungs-
Gesellschaft AG 6,678 3,290
Siemens AG 21,094 3,867
49,780
Hong Kong - 0.9%
AIA Group, Ltd. 1,569,748 10,462
CK Asset Holdings, Ltd. 566,000 2,154
Power Assets Holdings, Ltd. 65,500 418
Prudential PLC 359,038 3,206
WH Group, Ltd.(Þ) 2,635,791 1,717
17,957

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.5%
HDFC Bank, Ltd. - ADR 157,665 9,462
Ireland - 0.5%
AIB Group PLC 516,553 2,956
Bank of Ireland Group PLC 249,843 2,822
Flutter Entertainment PLC(Æ) 18,780 3,707
9,485
Italy - 1.1%
BPER Banca 625,346 3,652
Eni SpA 383,681 6,129
FinecoBank Banca Fineco SpA 23,779 404
Ryanair Holdings PLC - ADR 25,041 2,536
UniCredit SpA 215,866 8,855
21,576
Japan - 7.4%
Alfresa Holdings Corp. 86,800 1,366
Alps Alpine Co., Ltd. 100,000 1,063
Amada Co., Ltd. 86,300 1,020
Bridgestone Corp. 21,000 863
Brother Industries, Ltd. 56,300 1,158
Canon, Inc. 82,200 2,597
Dai-ichi Life Holdings, Inc. 117,600 3,614
DeNA Co., Ltd. 76,200 787
Denso Corp. 71,000 1,180
Dentsu, Inc. 106,900 2,852
Eisai Co., Ltd. 16,100 617
Hakuhodo DY Holdings, Inc. 161,100 1,318
Hino Motors, Ltd.(Æ) 208,100 677
Hirose Electric Co., Ltd. 4,600 578
Honda Motor Co., Ltd. 95,031 1,018
Isuzu Motors, Ltd. 194,700 2,669
ITOCHU Corp. 41,000 2,105
Japan Airlines Co., Ltd. 93,600 1,536
Japan Post Insurance Co., Ltd. Class A 116,600 2,424
JGC Holdings Corp. 141,600 1,209
KDDI Corp. 66,900 2,011
Keyence Corp. 21,800 9,484
Kirin Holdings Co., Ltd. 109,900 1,559
Koito Manufacturing Co., Ltd. 158,300 2,362
Komatsu, Ltd. 3,900 112
Kubota Corp. 262,600 3,788
Kyocera Corp. 119,400 1,511
Makita Corp. 82,232 2,687
Mitsubishi Estate Co., Ltd. 136,100 2,313
Mitsubishi Gas Chemical Co., Inc. 99,000 1,903
MS&AD Insurance Group Holdings,
Inc. 168,700 3,971
Nidec Corp. 127,400 5,653
Nikon Corp. 103,700 1,194
Nippon Television Holdings, Inc. 100,200 1,613
Nissan Motor Co., Ltd. 760,000 2,448
Ono Pharmaceutical Co., Ltd. 122,488 1,829
Otsuka Corp. 34,100 754
Persol Holdings Co., Ltd. 1,126,700 1,940
Resona Holdings, Inc. 473,100 3,432
Rinnai Corp. 73,000 1,795
Rohm Co., Ltd. 211,800 2,874
Sega Sammy Holdings, Inc. 138,100 2,248
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shin-Etsu Chemical Co., Ltd. 242,600 10,839
SMC Corp. 4,100 2,004
Sony Group Corp. 29,700 2,642
Stanley Electric Co., Ltd. 92,829 1,837
Subaru Corp. 146,985 2,900
Sumitomo Electric Industries, Ltd. 58,800 899
Sumitomo Heavy Industries, Ltd. 50,900 1,373
Sumitomo Mitsui Financial Group, Inc. 75,800 5,488
Sumitomo Mitsui Trust Holdings, Inc. 191,000 4,818
Sumitomo Rubber Industries, Ltd. 119,900 1,262
T&D Holdings, Inc. 285,900 5,411
Taiheiyo Cement Corp. 54,300 1,487
Takeda Pharmaceutical Co., Ltd. 92,000 2,629
THK Co., Ltd. 87,400 1,655
Tokio Marine Holdings, Inc. 88,100 3,502
Trend Micro, Inc. 28,600 1,371
Tsuruha Holdings, Inc. 25,500 1,580
Yamato Holdings Co., Ltd. 168,600 2,060
141,889
Luxembourg - 0.4%
Eurofins Scientific SE 118,237 7,010
RTL Group SA 30,244 954
7,964
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,999
Mexico - 0.1%
Fresnillo PLC 193,044 1,457
Netherlands - 3.0%
ABN AMRO Bank NV(Þ) 227,228 3,960
Argenx SE(Æ) 5,045 2,589
ASML Holding NV 3,850 3,537
Ferrari NV 5,883 2,420
Heineken NV 65,747 5,833
ING Groep NV 961,524 17,433
Koninklijke Philips NV(Æ) 209,190 5,898
NN Group NV 84,792 4,242
Randstad NV 48,700 2,367
Universal Music Group NV 340,873 8,108
VEON, Ltd. - ADR(Æ) 23,615 629
57,016
New Zealand - 0.0%
Spark New Zealand, Ltd. 99,136 255
Norway - 0.0%
Norsk Hydro ASA 68,091 377
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 38,324 —
Gazprom PJSC - ADR(Æ)(Š) 280,696 —
Lukoil PJSC(Æ)(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 105,880 —
Sberbank of Russia PJSC(Æ)(Š) 303,624 —
—

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.5%
DBS Group Holdings, Ltd. 168,324 4,615
Oversea-Chinese Banking Corp., Ltd. 87,700 977
Singapore Telecommunications, Ltd. 234,800 542
United Overseas Bank, Ltd. 177,101 4,279
10,413
South Africa - 0.3%
Anglo American PLC 77,256 2,324
MTN Group, Ltd. 240,983 1,047
Old Mutual, Ltd. 2,167,556 1,464
4,835
South Korea - 2.1%
Coway Co., Ltd. 33,122 1,499
Hankook Tire & Technology Co., Ltd. 30,430 987
Hyundai Mobis Co., Ltd. 18,181 2,913
KB Financial Group, Inc. 65,425 4,164
KT Corp. - ADR 227,367 3,313
Samsung Electronics Co., Ltd. 312,720 19,227
Shinhan Financial Group Co., Ltd. 181,239 7,931
40,034
Spain - 0.5%
Cellnex Telecom SA(Þ) 45,537 1,585
Industria de Diseno Textil SA 166,399 8,063
9,648
Sweden - 0.5%
Assa Abloy AB Class B 61,117 1,857
Atlas Copco AB Class B 57,216 894
SKF AB Class B 146,623 2,719
Telefonaktiebolaget LM Ericsson Class
B 524,944 3,592
9,062
Switzerland - 1.7%
Adecco Group AG 77,502 2,640
Novartis AG 152,205 17,063
SGS SA 7,175 786
Sonova Holding AG 3,030 925
Swatch Group AG (The) Class B 17,073 3,510
Swisscom AG 1,229 753
UBS Group AG 149,708 4,541
Zurich Insurance Group AG 4,378 2,407
32,625
Taiwan - 2.7%
Catcher Technology Co., Ltd. 232,364 1,513
Taiwan Semiconductor Manufacturing
Co., Ltd. 169,000 4,858
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 272,749 45,222
51,593
Thailand - 0.4%
Kasikornbank PCL 1,455,500 5,373
SCB X PCL 509,000 1,469
6,842
United Kingdom - 4.4%
AstraZeneca PLC 23,205 3,679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC - ADR 74,579 5,903
Babcock International Group PLC 183,869 1,258
BAE Systems PLC 76,298 1,274
British American Tobacco PLC 238,850 8,472
British Land Co. PLC (The)(ö) 242,584 1,283
BT Group PLC 1,921,055 3,483
Burberry Group PLC 161,728 1,618
CK Hutchison Holdings, Ltd. Class B 473,000 2,489
Compass Group PLC 193,819 5,966
Diageo PLC 60,746 1,892
easyJet PLC 410,892 2,376
HSBC Holdings PLC 432,841 3,915
J Sainsbury PLC 393,681 1,396
Kingfisher PLC 758,829 2,700
Land Securities Group PLC(ö) 205,118 1,679
Lloyds Banking Group PLC 3,287,941 2,506
NatWest Group PLC 1,012,675 4,779
Reckitt Benckiser Group PLC 73,456 3,943
Schroders PLC 19,071 96
Standard Chartered PLC 565,468 5,556
Tate & Lyle PLC 189,066 1,600
Unilever PLC 180,538 11,075
Wausau Paper Corp. 411,475 3,978
82,916
United States - 54.5%
Abbott Laboratories 35,435 3,754
AbbVie, Inc. 6,001 1,112
Accenture PLC Class A 28,965 9,576
Adobe, Inc.(Æ) 27,204 15,007
Advanced Micro Devices, Inc.(Æ) 28,252 4,082
Aflac, Inc. 33,646 3,209
Agilent Technologies, Inc. 2,032 287
Airbnb, Inc. Class A(Æ) 78,245 10,920
Akamai Technologies, Inc.(Æ) 2,723 268
Align Technology, Inc.(Æ) 655 152
Allegion PLC 59,240 8,105
Allstate Corp. (The) 14,504 2,482
Alphabet, Inc. Class A 41,813 7,173
Alphabet, Inc. Class C 273,278 47,318
Amazon.com, Inc.(Æ) 231,779 43,338
American Express Co. 14,922 3,776
American Financial Group, Inc. 4,834 633
American International Group, Inc. 4,685 371
Ameriprise Financial, Inc. 4,590 1,974
Amphenol Corp. Class A 5,680 365
Ansys, Inc.(Æ) 17,574 5,512
AO Smith Corp. 8,618 733
Apple, Inc. 186,674 41,457
Applied Materials, Inc. 43,969 9,330
Aptiv PLC(Æ) 4,893 340
Arch Capital Group, Ltd.(Æ) 7,246 694
Archer-Daniels-Midland Co. 9,151 567
Arista Networks, Inc.(Æ) 2,633 912
Assurant, Inc. 2,437 426
Autodesk, Inc.(Æ) 1,942 481
Automatic Data Processing, Inc. 13,618 3,576
Avery Dennison Corp. 5,212 1,130
Baker Hughes Co. 271,323 10,506
Bank of America Corp. 87,224 3,516

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson & Co. 13,148 3,169
Berkshire Hathaway, Inc. Class B(Æ) 3,494 1,532
Best Buy Co., Inc. 2,658 230
Biogen, Inc.(Æ) 856 182
Bio-Techne Corp. 2,523 206
BlackRock, Inc. Class A 4,132 3,622
Blackstone, Inc. Class A 46,660 6,633
Booking Holdings, Inc. 1,439 5,346
Boston Scientific Corp.(Æ) 5,489 406
BP PLC 1,051,108 6,199
Broadcom, Inc. 27,359 4,396
Builders FirstSource, Inc.(Æ) 1,850 310
Burlington Stores, Inc.(Æ) 1,381 360
Cadence Design Systems, Inc.(Æ) 1,322 354
Capital One Financial Corp. 2,230 338
Caterpillar, Inc. 874 303
Celsius Holdings, Inc.(Æ) 24,835 1,163
CF Industries Holdings, Inc. 2,569 196
CH Robinson Worldwide, Inc. 2,527 225
Charles Schwab Corp. (The) 140,968 9,190
Chesapeake Energy Corp.(Ñ) 2,384 182
Chevron Corp. 22,477 3,607
Chipotle Mexican Grill, Inc. Class
A(Æ) 72,500 3,938
Chubb, Ltd. 3,386 933
Church & Dwight Co., Inc. 3,161 310
Cigna Group (The) 33,135 11,553
Cincinnati Financial Corp. 8,633 1,128
Cintas Corp. 642 490
Cisco Systems, Inc. 104,926 5,084
Citigroup, Inc. 51,054 3,312
Cleveland-Cliffs, Inc.(Æ) 16,411 252
Clorox Co. (The) 1,219 161
CME Group, Inc. Class A 63,183 12,239
Coca-Cola Co. (The) 69,421 4,633
Cognizant Technology Solutions Corp.
Class A 8,695 658
Colgate-Palmolive Co. 33,539 3,327
Comcast Corp. Class A 26,199 1,081
ConocoPhillips 10,976 1,221
Cooper Cos, Inc. (The)(Æ) 75,624 7,058
Copart, Inc.(Æ) 7,942 416
Corning, Inc. 61,188 2,448
Costco Wholesale Corp. 1,937 1,592
Coterra Energy, Inc. 45,726 1,180
Crowdstrike Holdings, Inc. Class A(Æ) 1,542 358
Cummins, Inc. 9,158 2,672
CVS Health Corp. 5,295 319
Danaher Corp. 40,743 11,289
Deckers Outdoor Corp.(Æ) 408 376
Delta Air Lines, Inc. 111,725 4,806
Devon Energy Corp. 14,766 694
Diamondback Energy, Inc. 1,715 347
Dick's Sporting Goods, Inc. 1,549 335
Discover Financial Services 1,823 262
Dollar General Corp. 3,102 373
Dollar Tree, Inc.(Æ) 3,239 338
Dover Corp. 2,366 436
Dow, Inc. 3,384 184
DR Horton, Inc. 6,064 1,091
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
eBay, Inc. 6,771 377
Ecolab, Inc. 1,570 362
Edwards Lifesciences Corp.(Æ) 2,972 187
Electronic Arts, Inc. 2,127 321
Elevance Health, Inc. 19,512 10,381
Eli Lilly & Co. 11,505 9,253
EMCOR Group, Inc. 912 342
Emerson Electric Co. 3,559 417
EOG Resources, Inc. 33,743 4,279
EPAM Systems, Inc.(Æ) 960 207
Equifax, Inc. 48,274 13,486
Equinix, Inc.(ö) 3,420 2,703
Erie Indemnity Co. Class A 1,170 516
Estee Lauder Cos., Inc. (The) Class A 3,588 357
Everest Re Group, Ltd. 583 229
Exact Sciences Corp.(Æ) 49,055 2,241
Expeditors International of Washington,
Inc. 2,045 255
Exxon Mobil Corp. 61,402 7,282
F5, Inc.(Æ) 1,377 280
FactSet Research Systems, Inc. 533 220
Fastenal Co. 4,847 343
FedEx Corp. 4,541 1,373
Ferguson PLC 2,849 634
Fortune Brands Innovations, Inc. 3,126 253
Garmin, Ltd. 2,134 365
General Dynamics Corp. 38,397 11,470
General Mills, Inc. 28,408 1,907
Genuine Parts Co. 1,756 258
Gilead Sciences, Inc. 9,123 694
Goldman Sachs Group, Inc. (The) 7,339 3,736
Graco, Inc. 2,431 207
GSK Finance No. 3 PLC 429,208 8,312
Haleon PLC 2,983,777 13,403
Halliburton Co. 96,899 3,360
Hartford Financial Services Group, Inc. 16,850 1,869
HCA Healthcare, Inc. 49,196 17,861
Henry Schein, Inc.(Æ) 3,270 235
Hershey Co. (The) 1,601 316
Hess Corp. 1,671 256
Hewlett Packard Enterprise Co. 16,503 329
HF Sinclair Corp. 4,219 217
Holcim AG 38,206 3,576
Hologic, Inc.(Æ) 3,159 258
Home Depot, Inc. (The) 8,306 3,058
Honeywell International, Inc. 16,731 3,426
Hormel Foods Corp. 13,568 436
Hubbell, Inc. Class B 755 299
HubSpot, Inc.(Æ) 5,277 2,623
Humana, Inc. 6,010 2,173
Huntington Ingalls Industries, Inc. 1,838 515
IDEX Corp. 1,735 362
IDEXX Laboratories, Inc.(Æ) 602 287
Illinois Tool Works, Inc. 5,802 1,435
Incyte Corp.(Æ) 4,308 280
Intel Corp. 10,431 321
International Business Machines Corp. 2,189 421
Intuit, Inc. 1,179 763
Intuitive Surgical, Inc.(Æ) 10,162 4,518
Jack Henry & Associates, Inc. 1,280 219

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JB Hunt Transport Services, Inc. 1,345 233
Johnson & Johnson 39,705 6,267
JPMorgan Chase & Co. 50,270 10,697
Juniper Networks, Inc. 52,295 1,971
Kellanova 16,990 988
Keurig Dr Pepper, Inc. 39,138 1,342
Keysight Technologies, Inc.(Æ) 1,732 242
Kimberly-Clark Corp. 18,972 2,562
Knight-Swift Transportation Holdings,
Inc. 4,632 252
Kroger Co. (The) 42,400 2,311
Lam Research Corp. 777 716
Las Vegas Sands Corp. 40,146 1,593
Lennar Corp. Class A 1,912 338
Linde PLC 33,513 15,198
LKQ Corp. 4,071 169
Lowe's Cos., Inc. 3,813 936
LPL Financial Holdings, Inc. 988 219
Lululemon Athletica, Inc.(Æ) 1,114 288
M&T Bank Corp. 1,700 293
Marathon Oil Corp. 8,162 229
Marathon Petroleum Corp. 2,023 358
Markel Group, Inc.(Æ) 150 246
MarketAxess Holdings, Inc. 1,068 239
Marsh & McLennan Cos., Inc. 50,411 11,220
Marvell Technology, Inc. 38,581 2,584
Masco Corp. 10,141 789
MasterCard, Inc. Class A 40,639 18,845
Match Group, Inc.(Æ) 9,152 349
McCormick & Co., Inc. 10,667 821
McDonald's Corp. 47,230 12,535
Medtronic PLC 75,863 6,093
Merck & Co., Inc. 42,859 4,849
Meta Platforms, Inc. Class A 92,724 44,028
Microchip Technology, Inc. 3,951 351
Microsoft Corp. 163,388 68,353
Moderna, Inc.(Æ) 2,223 265
Molina Healthcare, Inc.(Æ) 683 233
Mondelez International, Inc. Class A 49,988 3,417
MongoDB, Inc.(Æ) 9,964 2,515
Monolithic Power Systems, Inc. 383 331
Monster Beverage Corp.(Æ) 5,547 285
Nestle SA 179,903 18,262
NetApp, Inc. 23,488 2,983
Netflix, Inc. Class B(Æ) 20,454 12,852
Nike, Inc. Class B 27,041 2,024
Nordson Corp. 859 215
Northrop Grumman Corp. 17,794 8,618
Nucor Corp. 4,755 775
NVIDIA Corp. 322,059 37,687
NVR, Inc.(Æ) 50 430
Occidental Petroleum Corp. 4,173 254
Old Dominion Freight Line, Inc. 1,782 375
ON Semiconductor Corp.(Æ) 8,953 701
Ovintiv, Inc. 5,525 257
Owens Corning 1,910 356
PACCAR Financial Corp. 3,720 367
Packaging Corp. of America 5,300 1,059
Palantir Technologies, Inc. Class A(Æ) 14,724 396
Palo Alto Networks, Inc.(Æ) 1,008 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parker-Hannifin Corp. 6,268 3,517
Paychex, Inc. 15,113 1,935
Paycom Software, Inc. 654 109
PepsiCo, Inc. 47,235 8,156
Pfizer, Inc. 15,970 488
Phillips 66 2,320 338
PNC Financial Services Group, Inc.
(The) 1,936 351
Pool Corp. 532 199
PPG Industries, Inc. 3,076 391
Principal Financial Group, Inc. 13,941 1,136
Procter & Gamble Co. (The) 65,758 10,571
Progressive Corp. (The) 3,785 810
PulteGroup, Inc. 3,451 456
QUALCOMM, Inc. 26,336 4,765
Quest Diagnostics, Inc. 1,464 208
Raytheon Technologies Corp. 50,372 5,918
Regeneron Pharmaceuticals, Inc.(Æ) 826 891
Regions Financial Corp. 11,553 258
Reliance Steel & Aluminum Co. 817 249
ResMed, Inc. 1,572 335
Roche Holding AG 42,276 13,693
Ross Stores, Inc. 2,218 318
RPM International, Inc. 8,746 1,062
S&P Global, Inc. 32,419 15,714
Salesforce, Inc. 37,049 9,588
Sanofi SA 33,835 3,480
Schlumberger NV 44,788 2,163
Schneider Electric SE 18,174 4,373
Seagate Technology Holdings PLC 52,644 5,379
ServiceNow, Inc.(Æ) 5,473 4,457
Shell PLC 337,026 12,292
Sherwin-Williams Co. (The) 1,088 382
Skyworks Solutions, Inc. 18,708 2,126
Snap-on, Inc. 2,704 776
Spotify Technology SA(Æ) 12,368 4,254
Steel Dynamics, Inc. 2,256 301
Synopsys, Inc.(Æ) 664 371
T Rowe Price Group, Inc. 2,252 257
Target Corp. 5,372 808
TE Connectivity, Ltd. 4,871 752
Tenaris SA 21,719 345
Teradyne, Inc. 1,877 246
Tesla, Inc.(Æ) 9,823 2,280
Texas Instruments, Inc. 2,559 521
Texas Pacific Land Corp. 462 390
TJX Cos., Inc. (The) 41,084 4,643
T-Mobile USA, Inc. 19,090 3,480
Toro Co. (The) 2,149 206
Tractor Supply Co. 810 213
Trade Desk, Inc. (The) Class A(Æ) 3,274 294
Trane Technologies PLC 1,043 349
Travelers Cos., Inc. (The) 12,853 2,782
Uber Technologies, Inc.(Æ) 212,206 13,681
Ulta Beauty, Inc.(Æ) 684 250
Union Pacific Corp. 14,466 3,569
United Airlines, Inc.(Æ) 39,641 1,800
United Parcel Service, Inc. Class B 6,473 844
United Rentals, Inc. 1,403 1,062
United Therapeutics Corp.(Æ) 909 285

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UnitedHealth Group, Inc. 22,371 12,889
Universal Health Services, Inc. Class B 1,831 391
US Bancorp 4,136 186
Valero Energy Corp. 5,108 826
Veeva Systems, Inc. Class A(Æ) 1,187 228
Verisk Analytics, Inc. Class A 1,301 341
Verizon Communications, Inc. 9,662 391
Vertex Pharmaceuticals, Inc.(Æ) 1,945 964
Viking Holdings, Ltd.(Æ) 43,073 1,538
Visa, Inc. Class A 6,962 1,850
Walmart, Inc. 23,677 1,625
Watsco, Inc. 570 279
Welltower, Inc.(ö) 31,465 3,500
West Pharmaceutical Services, Inc. 13,804 4,226
Williams-Sonoma, Inc. 7,909 1,223
Workday, Inc. Class A(Æ) 1,060 241
WR Berkley Corp. 20,131 1,110
WW Grainger, Inc. 295 288
Zoetis, Inc. Class A 50,694 9,127
Zoom Video Communications, Inc.
Class A(Æ) 4,411 266
1,040,032
Total Common Stocks
(cost $1,309,864) 1,791,995
Preferred Stocks - 0.7%
Brazil - 0.1%
Raizen Energia SA
5.489% (Ÿ) 2,306,637 1,219
Germany - 0.3%
Henkel AG & Co. KGaA
2.290% (Ÿ) 26,058 2,231
Volkswagen AG
9.338% (Ÿ) 35,661 3,980
6,211
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 145,206 6,789
Total Preferred Stocks
(cost $13,870) 14,219
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 56,328,599 (∞) 56,317
Total Short-Term Investments
(cost $56,311) 56,317
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 2,670,250 (∞) 2,670
Total Other Securities
(cost $2,670) 2,670
Total Investments - 97.8%
(identified cost $1,382,715) 1,865,201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 2.2%
41,895
Net Assets - 100.0%
1,907,096

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
ABN AMRO Bank NV 05/08/20 EUR 227,228 10.41 2,366
3,960
Cellnex Telecom SA 06/17/22 EUR 45,537 34.33 1,563
1,585
WH Group, Ltd. 01/13/23 HKD 2,635,791 0.58 1,516 1,717
7,262
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 591 USD 67,167 09/24
6,791
S&P 500 E-Mini Index Futures 938 USD 260,670 09/24
2,042
S&P/TSX 60 Index Futures 43 CAD 11,914 09/24
547
SPI 200 Index Futures 200 AUD 40,305 09/24 1,139
Short Positions
CAC40 Euro Index Futures 409 EUR 30,863 08/24
254
DAX Index Futures 52 EUR 24,188 09/24
(438)
EURO STOXX 50 Index Futures 324 EUR 15,869 09/24
167
FTSE 100 Index Futures 549 GBP 45,883 09/24
(954)
FTSE/MIB Index Futures 46 EUR 7,810 09/24
(119)
Hang Seng Index Futures 98 HKD 85,010 08/24
(194)
IBEX 35 Index Futures 69 EUR 7,656 08/24
20
MSCI Emerging Markets Index Futures 1,348 USD 73,904 09/24
(1,180)
MSCI Singapore Index Futures 367 SGD 11,544 08/24
(107)
OMXS30 Index Futures 264 SEK 69,056 08/24
16
TOPIX Index Futures 134 JPY 3,747,980 09/24 (162)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,822
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,630 AUD 8,390 09/18/24 (136)
Bank of America USD 3,917 JPY 601,602 09/18/24 127
Bank of America CAD 5,519 USD 4,041 09/18/24 38
Bank of America CHF 11,011 USD 12,492 09/18/24 (119)
Bank of America EUR 25,423 USD 27,669 09/18/24 95
Bank of America GBP 8,231 USD 10,574 09/18/24 (12)
Barclays USD 5,630 AUD 8,390 09/18/24 (136)
Barclays USD 3,919 JPY 601,602 09/18/24 125
Barclays CAD 5,519 USD 4,041 09/18/24 38
Barclays CHF 11,011 USD 12,502 09/18/24 (108)
Barclays EUR 25,423 USD 27,700 09/18/24 125
Barclays GBP 8,231 USD 10,579 09/18/24 (7)
Citigroup USD 5,635 AUD 8,390 09/18/24 (140)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 3,917 JPY 601,602 09/18/24 127
Citigroup CAD 5,519 USD 4,041 09/18/24 38
Citigroup CHF 11,011 USD 12,500 09/18/24 (111)
Citigroup EUR 25,423 USD 27,673 09/18/24 99
Citigroup GBP 8,231 USD 10,590 09/18/24 4
HSBC USD 5,628 AUD 8,390 09/18/24 (135)
HSBC USD 3,914 JPY 601,602 09/18/24 129
HSBC CAD 5,519 USD 4,040 09/18/24 37
HSBC CHF 11,011 USD 12,489 09/18/24 (122)
HSBC EUR 25,423 USD 27,655 09/18/24 81
HSBC GBP 8,231 USD 10,574 09/18/24 (11)
Royal Bank of Canada USD 5,626 AUD 8,390 09/18/24 (133)
Royal Bank of Canada USD 3,913 JPY 601,602 09/18/24 131
Royal Bank of Canada CAD 5,519 USD 4,039 09/18/24 36
Royal Bank of Canada CHF 11,011 USD 12,492 09/18/24 (119)
Royal Bank of Canada EUR 25,423 USD 27,656 09/18/24 82
Royal Bank of Canada GBP 8,231 USD 10,580 09/18/24 (6)
State Street USD 6,612 DKK 45,281 09/18/24 (28)
State Street USD 4,301 NOK 45,071 09/18/24 (165)
State Street USD 180 NZD 290 09/18/24 (8)
State Street USD 1,968 SEK 20,172 09/18/24 (80)
State Street HKD 2,830 USD 363 09/19/24 1
State Street SGD 120 USD 90 09/18/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (263)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 2,27 8 $ —
$ —
$ 2,27 8
Austria — 8,929 —
—
8,929
Belgium — 4,053 —
—
4,053
Brazil 14,067 — —
—
14,067
Burkina Faso 1,030 — —
—
1,030
Canada 41,49 7 — —
—
41,49 7
China 9,766 6,586 —
—
16,352
Denmark — 10,064 —
—
10,064
Finland — 4,901 —
—
4,901
France — 81,607 —
—
81,607
Germany — 49,780 —
—
49,780
Hong Kong — 17,957 —
—
17,957
India 9,46 2 — —
—
9,46 2

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 77
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Ireland — 9,485 —
—
9,485
Italy 2,536 19,040 —
—
21,576
Japan — 141,889 —
—
141,889
Luxembourg — 7,964 —
—
7,964
Malaysia — 1,999 —
—
1,999
Mexico — 1,457 —
—
1,457
Netherlands 629 56,387 —
—
57,016
New Zealand — 255 —
—
255
Norway — 377 —
—
377
Russia — — —
—
—
Singapore — 10,413 —
—
10,413
South Africa — 4,835 —
—
4,835
South Korea 3,313 36,721 —
—
40,034
Spain — 9,648 —
—
9,648
Sweden — 9,062 —
—
9,062
Switzerland — 32,625 —
—
32,625
Taiwan 45,222 6,37 1 —
—
51,59 3
Thailand — 6,842 —
—
6,842
United Kingdom 5,903 77,013 —
—
82,916
United States 956,097 83,935 —
—
1,040,032
Preferred Stocks 1,219 13,000 — — 14,219
Short-Term Investments — — — 56,317 56,317
Other Securities — — — 2,670 2,670
Total Investments 1,090,741 715,473 — 58,987 1,865,201
Other Financial Instruments
Assets
Futures Contracts 10,976 — — — 10,976
Foreign Currency Exchange Contracts — 1,313 — — 1,313
Liabilities
Futures Contracts (3,154) — — — (3,154)
Foreign Currency Exchange Contracts — (1,576) — — (1,576)
Total Other Financial Instruments
*
$ 7,822 $ (263) $ — $ — $ 7,55 9
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Global Equity Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
228,247
Consumer Staples ...............................................................................
110,565
Energy ................................................................................................
87,464
Financial Services ..............................................................................
334,809
Health Care ........................................................................................
225,673
Materials and Processing ...................................................................
82,178
Producer Durables ..............................................................................
181,815
Technology .........................................................................................
513,487
Utilities ...............................................................................................
27,757
Preferred Stocks
Consumer Discretionary ....................................................................
3,980
Consumer Staples ...............................................................................
2,231
Technology .........................................................................................
6,789
Utilities ...............................................................................................
1,219
Short-Term Investments .............................................................
56,317
Other Securities ...........................................................................
2,670
Total Investments ............................................................................... 1,865,201
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 49,484 $ 614,064 $ 607,237 $ 2 $ 4 $ 56,317 $ 2,711 $ —
U.S. Cash Collateral Fund 2,056 146,432 145,818 — — 2,670 343 —
$ 51,540 $ 760,496 $ 753,055 $ 2 $ 4 $ 58,987 $ 3,054 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Argentina - 0.5%
Banco Macro SA - ADR 6,349 335
Globant SA(Æ) 10,610 2,066
YPF SA - ADR(Æ) 68,999 1,376
3,777
Austria - 0.1%
Erste Group Bank AG 9,889 513
Brazil - 6.4%
Ambev SA 1,092,860 2,237
Arcos Dorados Holdings, Inc. Class A 17,732 171
Banco BTG Pactual SA 162,552 937
Banco do Brasil SA 670,152 3,146
BB Seguridade Participacoes SA 11,143 69
Centrais Eletricas Brasileiras SA 117,403 821
Cia de Saneamento Basico do Estado de
Sao Paulo 108,150 1,687
Cosan SA 402,000 950
Dexco SA 948,467 1,226
Embraer SA(Æ) 306,454 2,374
Equatorial Energia SA 85,788 495
Gerdau SA - ADR 143,067 464
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 486,215 350
Itau Unibanco Holding SA - ADR 250,948 1,511
Localiza Rent a Car SA 280,355 2,172
Lojas Renner SA 407,803 956
MercadoLibre, Inc.(Æ) 3,934 6,565
Natura & Co. Holding SA 584,925 1,544
NU Holdings, Ltd. Class A(Æ) 395,128 4,793
Petro Rio SA 97,810 831
Petroleo Brasileiro SA 182,764 1,312
Petroleo Brasileiro SA - ADR 110,354 1,575
Raia Drogasil SA 301,802 1,473
Rumo SA 56,700 222
Smartfit Escola de Ginastica e Danca
SA 42,891 161
Suzano SA 58,334 555
Telefonica Brasil SA 37,845 325
TIM SA 361,804 1,119
Vale SA 136,291 1,485
Vale SA Class B - ADR 277,725 3,013
Vibra Energia SA 106,638 437
WEG SA 269,876 2,417
XP, Inc. Class A 90,777 1,553
48,946
Canada - 0.1%
Celestica, Inc.(Æ) 14,501 760
Chile - 0.1%
Banco de Chile 3,348,250 399
China - 21.7%
360 DigiTech, Inc. 3,770 77
AAC Technologies Holdings, Inc. 115,500 424
Agricultural Bank of China, Ltd. Class
H 2,107,000 941
Airtac International Group 10,000 258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd. 1,120,000 11,033
Alibaba Group Holding, Ltd. - ADR 35,399 2,791
Aluminum Corp. of China, Ltd. Class A 1,344,100 1,281
Aluminum Corp. of China, Ltd. Class H 2,286,000 1,281
Anta Sports Products, Ltd. 303,400 2,691
Atour Lifestyle Holdings, Ltd. - ADR 34,253 573
Autohome, Inc. - ADR 54,665 1,363
Baidu, Inc. Class A(Æ) 387,100 4,293
Bank of China, Ltd. Class H 3,309,000 1,477
Bank of Communications Co., Ltd.
Class H 741,000 539
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 361,200 649
Bosideng International Holdings, Ltd. 832,000 415
BYD Co., Ltd. Class H 51,000 1,505
CGN Power Co., Ltd. Class H(Þ) 1,075,000 439
Chengdu Xingrong Environment Co.,
Ltd. Class A 220,400 244
China CITIC Bank Corp., Ltd. Class H 737,679 442
China Construction Bank Corp. Class H 5,948,712 4,147
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China Hongqiao Group, Ltd. 206,000 258
China International Capital Corp., Ltd.
Class H(Þ) 927,600 1,034
China Mengniu Dairy Co., Ltd. 790,000 1,329
China Merchants Bank Co., Ltd. Class
A 31,100 141
China Merchants Bank Co., Ltd. Class
H 988,852 4,090
China National Gold Group Gold
Jewellery Co., Ltd. Class A 221,700 275
China Oilfield Services, Ltd. Class H 802,000 706
China Overseas Land & Investment,
Ltd. 1,615,000 2,595
China Pacific Insurance Group Co., Ltd.
Class H 450,000 1,188
China Petroleum & Chemical Corp.
Class H 1,510,000 968
China Resources Land, Ltd. 712,000 2,139
China Shenhua Energy Co., Ltd. Class
H 333,000 1,388
China Tower Corp., Ltd. Class H(Þ) 3,834,000 470
China Yangtze Power Co., Ltd. Class A 677,593 2,801
CITIC, Ltd. 479,000 443
CMOC Group, Ltd. Class H 354,000 283
Contemporary Amperex Technology
Co., Ltd. Class A 87,180 2,241
COSCO SHIPPING Holdings Co., Ltd.
Class H 247,000 351
CSPC Pharmaceutical Group, Ltd. 1,587,000 1,184
DiDi Global, Inc. - ADR(Æ) 117,078 430
Dong-E-E-Jiao Co., Ltd. Class A 23,700 160
Eastroc Beverage Group Co., Ltd. 30,300 977
ENN Energy Holdings, Ltd. 217,200 1,525
FinVolution Group - ADR 56,552 316
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,073
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 276

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geely Automobile Holdings, Ltd. 570,000 579
GF Securities Co., Ltd. Class H 756,800 651
Giant Biogene Holding Co., Ltd.(Þ) 88,600 459
Great Wall Motor Co., Ltd. Class H 1,178,500 1,603
H World Group, Ltd. - ADR 52,238 1,567
Haidilao International Holding, Ltd.(Þ) 649,000 1,046
Haier Smart Home Co., Ltd. Class H 1,126,000 3,685
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 507
Henan Pinggao Electric Co., Ltd. Class
A 379,000 1,048
Humanwell Healthcare (Group) Co.,
Ltd. Class A 54,800 151
Industrial & Commercial Bank of
China, Ltd. Class H 5,350,401 2,963
Jangho Group Co., Ltd. Class A 296,800 196
JD.com, Inc. Class A 102,526 1,351
JD.com, Inc. - ADR 52,562 1,387
Jiangling Motors Corp., Ltd. Class A 60,400 267
Jiangxi Copper Co., Ltd. Class A 171,482 512
Jiangxi Copper Co., Ltd. Class H 114,000 200
Jinduicheng Molybdenum Co., Ltd.
Class A 509,256 746
JOYY, Inc. - ADR 25,974 865
Kanzhun, Ltd. - ADR 168,224 2,285
Kingsoft Corp., Ltd. 179,000 505
Kuaishou Technology(Æ)(Þ) 189,400 1,053
Kunlun Energy Co., Ltd. 316,000 307
Kweichow Moutai Co., Ltd. Class A 4,463 876
Lenovo Group, Ltd. 666,701 866
Longfor Group Holdings, Ltd.(Þ) 755,000 970
Meituan Class B(Æ)(Þ) 160,928 2,226
Midea Group Co., Ltd. Class A 21,000 185
NAURA Technology Group Co., Ltd.
Class A 8,110 385
NetEase, Inc. 44,400 818
NetEase, Inc. - ADR 6,844 630
Nongfu Spring Co., Ltd. Class H(Þ) 124,400 486
PDD Holdings, Inc. - ADR(Æ) 22,587 2,911
PICC Property & Casualty Co., Ltd.
Class H 564,545 741
Ping An Insurance Group Co. of China,
Ltd. Class A 66,700 391
Ping An Insurance Group Co. of China,
Ltd. Class H 1,113,500 4,822
Pop Mart Internaitonal Group, Ltd.(Þ) 24,200 128
Shandong Humon Smelting Co., Ltd.
Class A 152,000 238
Shanghai Pudong Development Bank
Co., Ltd. Class A 127,900 148
Shanghai Tunnel Engineering Co., Ltd
Class A 387,300 369
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 3,900 138
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 213,700 887
Sinopharm Group Co., Ltd. Class H 120,000 283
TAL Education Group - ADR 15,973 160
Tencent Holdings, Ltd. 614,180 28,358
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Music Entertainment Group
- ADR 120,834 1,714
Three Squirrels, Inc. Class A 178,200 438
Tingyi Cayman Islands Holding Corp. 918,000 1,121
Tongcheng Travel Holdings, Ltd.(Þ) 157,600 274
Trip.com Group, Ltd.(Æ) 26,750 1,143
Trip.com Group, Ltd. - ADR(Æ) 64,054 2,724
Tsingtao Brewery Co., Ltd. Class H 50,000 320
Vipshop Holdings, Ltd. - ADR 35,846 489
Weichai Power Co., Ltd. Class A 382,000 726
Weichai Power Co., Ltd. Class H 1,488,000 2,385
Wilmar International, Ltd. 822,600 1,967
Wuliangye Yibin Co., Ltd. Class A 69,200 1,211
Xiaomi Corp. Class B(Æ)(Þ) 1,588,000 3,396
Xinyi Glass Holdings, Ltd. 1,056,000 1,121
Xinyi Solar Holdings, Ltd. 1,376,000 659
Yihai International Holding, Ltd. 147,000 221
Yum China Holdings, Inc. 2,737 83
Zhejiang Expressway Co., Ltd. Class H 668,000 439
Zhejiang Huahai Pharmaceutical Co.,
Ltd. Class A 297,000 705
Zhejiang Longsheng Group Co., Ltd.
Class A 1,578,800 1,964
Zhejiang Weiming Environment
Protection Co., Ltd Class A 143,800 381
Zhengzhou Yutong Bus Co., Ltd. Class
A 193,400 597
Zijin Mining Group Co., Ltd. Class H 1,198,000 2,449
ZTO Express, Inc. - ADR 113,195 2,145
165,125
Colombia - 0.1%
Bancolombia SA - ADR 33,731 1,124
Czech Republic - 0.0%
CEZ AS 7,706 297
Denmark - 0.1%
Novo Nordisk A/S Class B 4,503 597
France - 0.0%
Hermes International 76 166
Greece - 0.6%
Alpha Services and Holdings SA 753,881 1,393
Mytilineos Holdings SA 6,370 251
National Bank of Greece SA 175,592 1,543
OPAP SA 44,760 781
Piraeus Financial Holdings SA 108,409 457
4,425
Hong Kong - 1.0%
AIA Group, Ltd. 288,800 1,925
ASM Pacific Technology, Ltd. 97,100 1,010
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. 928,000 684
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 3,295,000 1,177
Techtronic Industries Co., Ltd. 10,000 129
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,863,500 2,517
7,510
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 39,651 309
OTP Bank PLC 67,740 3,469
Richter Gedeon Nyrt 4,326 123
3,901
India - 16.1%
ABB, Ltd. 28,958 2,738
Adani Ports and Special Economic
Zone, Ltd. 106,682 2,011
Apollo Hospitals Enterprise, Ltd. 29,031 2,299
Ashok Leyland, Ltd. 129,804 399
Asian Paints, Ltd. 39,237 1,449
Avenue Supermarts, Ltd.(Æ)(Þ) 19,116 1,127
Axis Bank, Ltd. 192,639 2,691
Bajaj Auto, Ltd. 4,706 545
Bajaj Finance, Ltd. 45,084 3,676
Bharat Electronics, Ltd. 1,356,830 5,150
Bharat Petroleum Corp., Ltd. 671,922 2,824
Bharti Airtel, Ltd. 166,614 2,981
Bosch, Ltd. 286 120
Britannia Industries, Ltd. 44,389 3,067
Central Depository Services India, Ltd.
(Þ) 62,904 1,890
Cipla, Ltd. 94,066 1,739
Cummins India, Ltd. 9,214 425
DLF, Ltd. 163,361 1,743
Dr Reddy's Laboratories, Ltd. 7,245 585
Dr Reddy's Laboratories, Ltd. - ADR 8,267 672
GAIL India, Ltd. 206,442 597
GMR Infrastructure, Ltd.(Æ) 932,490 1,138
Grasim Industries, Ltd. 22,231 739
Havells India, Ltd. 9,120 202
HCL Technologies, Ltd. 49,478 973
HDFC Asset Manangement Co., Ltd. 6,974 343
HDFC Bank, Ltd. 348,007 6,702
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,445
Hero MotoCorp, Ltd. 13,391 880
Hindalco Industries, Ltd. 103,148 827
Hindustan Aeronautics, Ltd.(Þ) 30,774 1,819
Hindustan Unilever, Ltd. 2,627 85
ICICI Bank, Ltd. 161,460 2,351
ICICI Bank, Ltd. - ADR 40,933 1,192
Indian Hotels Co., Ltd. 254,655 1,959
Indian Oil Corp., Ltd. 225,949 493
IndusInd Bank, Ltd. 99,866 1,708
Infosys, Ltd. 12,068 269
Infosys, Ltd. - ADR 112,734 2,495
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 483
Jindal Saw, Ltd. 37,551 292
Kaynes Technology India, Ltd.(Æ) 5,755 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Larsen & Toubro, Ltd. 88,830 4,067
Lupin, Ltd. 28,103 643
Macrotech Developers, Ltd.(Þ) 47,367 744
Mahindra & Mahindra, Ltd. 77,501 2,699
MakeMyTrip, Ltd.(Æ) 11,853 1,109
Maruti Suzuki India, Ltd. 6,900 1,084
Max Healthcare Institute, Ltd. 112,012 1,238
Motherson Sumi Systems, Ltd. 328,908 775
Nestle India, Ltd. 22,790 671
NTPC, Ltd. 283,148 1,411
PB Fintech, Ltd.(Æ) 43,323 754
Phoenix Mills, Ltd. 7,040 303
Polycab India, Ltd. 23,011 1,893
Power Finance Corp., Ltd. 102,266 680
Power Grid Corp. of India, Ltd. 875,953 3,653
Reliance Industries, Ltd. 192,425 6,954
Rural Electrification Corp., Ltd. 86,672 671
SBI Life Insurance Co., Ltd.(Þ) 5,990 125
Shriram Transport Finance Co., Ltd. 84,691 2,975
Siemens, Ltd. 23,398 2,001
Sona BLW Precision Forgings, Ltd.(Þ) 36,378 295
State Bank of India 160,037 1,675
Sun Pharmaceutical Industries, Ltd. 49,763 1,023
Supreme Industries, Ltd. 3,786 243
Tata Consultancy Services, Ltd. 22,293 1,171
Tata Global Beverages, Ltd. 37,254 529
Tata Motors, Ltd. 174,768 2,424
Tata Power Co., Ltd. 189,329 1,030
Tata Steel, Ltd. 292,963 580
Titan Co., Ltd. 79,207 3,281
Trent, Ltd. 16,423 1,150
Triveni Turbine, Ltd. 66,203 472
TVS Motor Co., Ltd. 31,162 945
UltraTech Cement, Ltd. 20,539 2,924
United Phosphorus, Ltd. 411,120 2,823
Varun Beverages, Ltd 59,319 1,123
Vedanta, Ltd. 76,295 411
Zomato., Ltd.(Æ) 389,275 1,071
123,050
Indonesia - 1.7%
Astra International Tbk PT 5,940,921 1,727
Bank Central Asia Tbk PT 6,294,100 3,996
Bank Mandiri Persero Tbk PT 5,981,500 2,367
Bank Rakyat Indonesia Persero Tbk PT 14,783,754 4,264
Sumber Alfaria Trijaya Tbk PT 207,177 37
Telkom Indonesia Persero Tbk PT 4,398,874 781
13,172
Japan - 0.1%
Disco Corp. 3,400 1,112
Kazakhstan - 0.9%
Air Astana JSC - GDR(Æ)(Þ) 33,434 234
Kaspi.KZ JSC - ADR 27,288 3,551
Kaspi.KZ JSC - GDR(Š)(Þ) 21,120 2,748
6,533
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 611,000 2,551

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sands China, Ltd.(Æ) 414,237 772
3,323
Malaysia - 0.5%
CIMB Group Holdings BHD 427,700 692
Malayan Banking BHD 358,100 796
Petronas Chemicals Group BHD 691,400 873
Press Metal Berhad 676,800 790
Public Bank BHD 1,127,500 1,034
4,185
Mexico - 1.5%
America Movil SAB de CV 902,552 754
Arca Continental SAB de CV 33,893 334
Banco del Bajio SA(Þ) 174,577 520
BBB Foods, Inc. Class A(Æ) 25,338 688
Cemex SAB de CV 1,003,701 649
Cemex SAB de CV - ADR 178,863 1,148
Corp. Inmobiliaria Vesta SAB de CV 30,064 88
Fibra Uno Administracion SA de CV(ö) 727,846 925
Fomento Economico Mexicano SAB
de CV 10,153 112
Fomento Economico Mexicano SAB de
CV - ADR 1,771 195
Fresnillo PLC 115,829 874
Grupo Financiero Banorte SAB de CV
Class O 374,536 2,807
Grupo Mexico SAB de CV(Æ) 161,568 911
Regional SAB de CV 18,353 133
Ternium SA - ADR 24,795 860
Vista Energy SAB de CV - ADR(Æ) 4,428 199
11,197
Netherlands - 0.8%
ASM International NV 1,982 1,367
ASML Holding NV 2,211 2,031
ASML Holding NV Class G 2,520 2,360
Ferrari NV 1,617 668
6,426
Peru - 0.4%
Credicorp, Ltd. 15,979 2,727
Philippines - 0.3%
BDO Unibank, Inc. 701,464 1,640
International Container Terminal
Services, Inc. 140,110 852
SM Investments Corp. 7,500 117
2,609
Poland - 1.1%
Bank Polska Kasa Opieki SA 23,262 939
Dino Polska SA(Æ)(Þ) 14,214 1,261
KGHM Polska Miedz SA 10,865 373
ORLEN SA 42,064 686
Powszechna Kasa Oszczednosci Bank
Polski SA 156,999 2,328
Powszechny Zaklad Ubezpieczen SA 198,966 2,435
8,022
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.0%
NEPI Rockcastle NV 23,203 175
Russia - 0.0%
Gazprom PJSC (Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Æ)(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Æ)(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Æ)(Š) 87,303 —
Sberbank of Russia PJSC(Æ)(Š) 3,336,065 —
Surgutneftegas OJSC(Æ)(Š) 2,093,900 —
Tatneft PJSC(Æ)(Š) 375,001 —
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.1%
Al Rajhi Bank 72,535 1,656
Alinma Bank 231,552 1,997
Arab National Bank 84,118 482
Arabian Contracting Services Co.(Æ) 1,444 87
Banque Saudi Fransi 39,461 389
Dr Sulaiman Al Habib Medical Services
Group Co. 14,317 1,101
Elm Co. 2,683 654
Etihad Etisalat Co. 151,484 2,119
Leejam Sports Co. 10,371 553
Ridyadh Cables Group Co. 11,236 293
Riyad Bank 24,181 177
SABIC Agri-Nutrients Co. 15,185 476
Saudi Arabian Oil Co.(Þ) 290,523 2,137
Saudi British Bank (The) 171,804 1,805
Saudi National Bank (The) 140,549 1,420
Saudi Telecom Co. 85,309 876
16,222
Singapore - 0.3%
SEA, Ltd. - ADR(Æ) 30,255 1,988
South Africa - 2.8%
Absa Group, Ltd. 360,103 3,159
Anglogold Ashanti PLC 167,370 4,700
Aspen Pharmacare Holdings, Ltd. 76,769 1,062
AVI, Ltd. 50,979 274
Bid Corp., Ltd. 24,747 616
Bidvest Group, Ltd. (The) 25,886 388
FirstRand, Ltd. 382,275 1,715
Foschini Group, Ltd. (The) 94,089 695
Gold Fields, Ltd. 55,265 956
Impala Platinum Holdings, Ltd. 106,162 541
Mr Price Group, Ltd. 57,625 684
Naspers, Ltd. Class N 6,963 1,346
Nedbank Group, Ltd. 44,459 679
Sanlam, Ltd. 129,172 578
Sasol, Ltd. 213,824 1,738
Sibanye Stillwater, Ltd. 933,953 1,054

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Bank Group, Ltd. 67,038 815
21,000
South Korea - 12.7%
Amorepacific Corp. 17,323 2,286
BNK Financial Group, Inc. 40,261 278
Celltrion, Inc. 572 85
Coupang, Inc.(Æ) 73,267 1,520
DB Insurance Co., Ltd. 21,611 1,741
Hana Financial Group, Inc. 31,986 1,498
Hankook Tire & Technology Co., Ltd. 71,153 2,308
Hanmi Semiconductor Co., Ltd. 8,410 821
HD Hyundai Electric Co., Ltd. 8,490 1,887
Hyundai Heavy Industries Co., Ltd. 5,953 889
Hyundai Mobis Co., Ltd. 15,430 2,472
Hyundai Motor Co. 9,093 1,654
Hyundai Robotics Co., Ltd. 17,522 1,068
KakaoBank Corp. 10,447 162
KB Financial Group, Inc. 98,291 6,255
Kia Corp. 26,847 2,172
Korea Electric Power Corp. 94,426 1,358
Korea Investment Holdings Co., Ltd. 33,899 1,807
KT&G Corp. 19,663 1,333
LG Corp. Class H 7,458 470
LG Electronics, Inc. Class H 12,963 984
LG Household & Health Care, Ltd. 2,764 707
Mando Corp. 51,025 1,447
NAVER Corp. 977 123
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,299 1,572
Samsung C&T Corp. 6,908 780
Samsung Electro-Mechanics Co., Ltd. 10,085 1,178
Samsung Electronics Co., Ltd. 445,025 27,362
Samsung Fire & Marine Insurance Co.,
Ltd. 6,806 1,843
Samsung Heavy Industries Co., Ltd.(Æ) 128,798 1,096
Samsung Life Insurance Co., Ltd. 6,759 473
Samsung SDI Co., Ltd. 1,699 399
Samsung SDS Co., Ltd. 3,036 326
Samsung Securities Co., Ltd. 33,625 1,094
Samsung Techwin Co., Ltd. 6,266 1,315
Shinhan Financial Group Co., Ltd. 142,382 6,231
SK Hynix, Inc. 89,853 13,042
SK Square Co., Ltd.(Æ) 6,918 423
SK Telecom Co., Ltd. 35,074 1,378
S-Oil Corp. 23,065 1,137
Woori Financial Group, Inc. 180,026 2,059
97,033
Taiwan - 13.9%
Accton Technology Corp. 130,000 2,036
ASE Technology Holding Co., Ltd. 211,000 992
Asia Cement Corp. 22,000 28
Asustek Computer, Inc. 180,736 2,526
Bizlink Holding, Inc. 288,887 3,379
Catcher Technology Co., Ltd. 59,000 384
Cathay Financial Holding Co., Ltd. 62,000 118
China Development Financial Holding
Corp. 355,000 174
Compal Electronics, Inc. 919,000 887
CTBC Financial Holding Co., Ltd. 1,882,000 2,034
E Ink Holdings, Inc. 21,000 172
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First Financial Holding Co., Ltd. 70,995 63
Fubon Financial Holding Co., Ltd. 515,000 1,378
Gigabyte Technology Co., Ltd. 211,000 1,687
Hiwin Technologies Corp. 205,000 1,259
Hon Hai Precision Industry Co., Ltd. 1,104,000 6,834
Inventec Corp. 222,000 327
Largan Precision Co., Ltd. 29,000 2,527
Lite-On Technology Corp. 15,107 46
MediaTek, Inc. 193,000 7,315
Mega Financial Holding Co., Ltd. 365,280 481
Nien Made Enterprise Co., Ltd. 6,000 73
Pegatron Corp. 232,000 715
Phison Electronics Corp. 37,000 585
Quanta Computer, Inc. 137,000 1,164
Realtek Semiconductor Corp. 114,000 1,792
Silicon Motion Technology Corp.
- ADR 9,476 658
SinoPac Financial Holdings Co., Ltd. 1,695,000 1,378
Synnex Technology International Corp. 12,000 26
Taishin Financial Holding Co., Ltd. 889,978 551
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,647,000 47,342
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 62,374 10,342
Uni-President Enterprises Corp. 213,000 544
United Microelectronics Corp. 534,000 828
Voltronic Power Technology Corp. 2,000 113
Wistron Corp. 174,000 521
Wiwynn Corp. 23,000 1,438
WPG Holdings, Ltd. 348,000 914
Yageo Corp. 26,000 634
Yuanta Financial Holding Co., Ltd. 1,537,000 1,542
105,807
Thailand - 2.4%
Amata Corp. PCL 205,100 136
Bangchak Petroleum PCL (The) 142,800 126
Bangkok Bank PCL 433,600 1,666
Bangkok Dusit Medical Services PCL 1,049,200 773
Bumrungrad Hospital PCL 62,500 432
Central Pattana PCL 738,500 1,145
Charoen Pokphand Foods PCL 2,124,000 1,432
CP ALL PCL 354,800 581
Indorama Ventures PLC 1,396,400 757
Kasikornbank PCL 301,300 1,112
Polyplex Thailand PCL 723,800 650
PTT Exploration & Production PCL 1,255,900 5,177
SCB X PCL 433,000 1,249
Siam Cement PCL (The) 106,500 662
Thai Beverage PCL 2,799,800 1,058
Thai Union Group PCL 1,925,200 785
WHA Corp PCL 2,314,200 341
18,082
Turkey - 0.3%
Akbank TAS 621,007 1,160
KOC Holding AS 52,389 339
Tupras Turkiye Petrol Rafinerileri AS 160,796 795
Turkiye Is Bankasi AS Class C 348,824 157
2,451

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC 69,372 168
Aldar Properties PJSC 1,163,628 2,340
Americana Restaurants International
PLC 721,563 596
Dubai Islamic Bank PJSC 70,706 113
Emaar Development PJSC 310,143 717
Emaar Properties PJSC 1,938,577 4,555
Emirates NBD Bank PJSC 139,817 728
First Abu Dhabi Bank PJSC 344,012 1,222
Salik Co. PJSC 839,677 771
11,210
United Kingdom - 0.1%
BAE Systems PLC 37,684 629
United States - 2.1%
Cadence Design Systems, Inc.(Æ) 805 215
Cognizant Technology Solutions Corp.
Class A 32,641 2,470
Freeport-McMoRan, Inc. 63,811 2,898
Lam Research Corp. 2,044 1,883
Meta Platforms, Inc. Class A 4,062 1,929
Microsoft Corp. 4,052 1,695
Netflix, Inc. Class B(Æ) 429 270
NVIDIA Corp. 36,846 4,312
15,672
Vietnam - 0.3%
Vietnam Dairy Products JSC 876,200 2,487
Total Common Stocks
(cost $584,456) 712,652
Preferred Stocks - 1.6%
Brazil - 1.4%
Banco Bradesco SA
8.376% (Ÿ) 472,666 1,039
Cia Energetica de Minas Gerais
13.126% (Ÿ) 1,925,795 3,698
Cia Paranaense de Energia
3.543% (Ÿ) 267,946 478
Gerdau SA
4.787% (Ÿ) 197,328 637
Itau Unibanco Holding SA
6.435% (Ÿ) 312,746 1,873
Metalurgica Gerdau SA
11.848% (Ÿ) 69,447 130
Petroleo Brasileiro SA
13.244% (Ÿ) 348,016 2,302
Raizen Energia SA
5.489% (Ÿ) 908,192 480
10,637
Russia - 0.0%
Sberbank of Russia
10.627% (Æ)(Š)(Ÿ) 348,120 —
Surgutneftegas OJSC
0.000% (Æ)(Š) 2,472,400 —
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 0.2%
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 42,863 2,004
Total Preferred Stocks
(cost $13,535) 12,641
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2024 Rights 2,832 6
India - 0.0%
Tata Consumer Products, Ltd.(Æ)
2024
Rights 1,432 6
Total Warrants and Rights
(cost $—) 12
Short-Term Investments - 4.7%
United States - 4.7%
U.S. Cash Management Fund(@) 35,692,334 (∞) 35,685
Total Short-Term Investments
(cost $35,684) 35,685
Total Investments - 99.8%
(identified cost $633,675) 760,990
Other Assets and Liabilities,
Net - 0.2%
1,339
Net Assets - 100.0%
762,329

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.2%
Air Astana JSC 04/30/24 33,434 8.60 287
234
Avenue Supermarts, Ltd. 07/10/24 INR 19,116 55.32 1,057
1,127
Banco del Bajio SA 03/06/24 MXN 174,577 3.80 664
520
Central Depository Services India, Ltd. 01/03/24 INR 62,904 23.68 1,490
1,890
CGN Power Co., Ltd. 05/29/24 HKD 1,075,000 0.39 415
439
China International Capital Corp., Ltd. 09/13/23 HKD 927,600 2.04 1,894
1,034
China Tower Corp., Ltd. 06/30/21 HKD 3,834,000 0.14 525
470
Dino Polska SA 06/27/19 PLN 14,214 34.49 490
1,261
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
276
Giant Biogene Holding Co., Ltd. 04/17/24 HKD 88,600 5.98 529
459
Haidilao International Holding, Ltd. 09/13/23 HKD 649,000 2.61 1,692
1,046
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
507
Hapvida Participacoes e Investimentos SA 06/27/24 BRL 486,215 0.69 334
350
HDFC Life Insurance Co., Ltd. 01/24/24 INR 168,550 7.68 1,294
1,445
Hindustan Aeronautics, Ltd. 04/13/22 INR 30,774 12.90 397
1,819
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
483
Kaspi.KZ JSC 01/10/24 21,120 99.23 2,096
2,748
Kuaishou Technology 06/05/24 HKD 189,400 7.29 1,381
1,053
Longfor Group Holdings, Ltd. 09/20/23 HKD 755,000 2.17 1,640
970
Macrotech Developers, Ltd. 02/27/24 INR 47,367 13.68 648
744
Meituan 04/27/22 HKD 160,928 15.37 2,474
2,226
Nongfu Spring Co., Ltd. 10/11/23 HKD 124,400 5.72 711
486
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 24,200 3.02 73
128
Samsung Biologics Co., Ltd. 09/23/21 KRW 2,299 577.36 1,327
1,572
Saudi Arabian Oil Co. 12/07/22 SAR 290,523 7.70 2,238
2,137
SBI Life Insurance Co., Ltd. 07/18/24 INR 5,990 19.50 117
125
Sona BLW Precision Forgings, Ltd. 09/27/23 INR 36,378 7.17 261
295
TCS Group Holding PLC 01/26/22 22,673 — 1,472
—
Tongcheng Travel Holdings, Ltd. 01/03/24 HKD 157,600 1.85 291
274
WH Group, Ltd. 01/31/24 HKD 3,863,500 0.60 2,318
2,517
Xiaomi Corp. 09/13/23 HKD 1,588,000 1.75 2,773 3,396
32,031
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 332 USD 7,312 09/24
(358)
MSCI Emerging Markets Index Futures 676 USD 37,062 09/24 572
Short Positions
MSCI Brazil Index Futures 141 USD 7,374 09/24 (63)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 151
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 600 HKD 4,688 08/02/24 —
Bank of America USD 262 TRY 8,669 08/02/24 —
State Street Bank and Trust Company BRL 998 USD 177 08/02/24 —
State Street Bank and Trust Company BRL 5,952 USD 1,053 08/02/24 1

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,777 $ — $ —
$ —
$ 3,777
Austria — 513 —
—
513
Brazil 48,946 — —
—
48,946
Canada 760 — —
—
760
Chile 399 — —
—
399
China 22,509 142,616 —
—
165,125
Colombia 1,124 — —
—
1,124
Czech Republic — 297 —
—
297
Denmark — 597 —
—
597
France — 166 —
—
166
Greece — 4,425 —
—
4,425
Hong Kong — 7,442 68
—
7,510
Hungary — 3,901 —
—
3,901
India 6,054 116,996 —
—
123,050
Indonesia — 13,172 —
—
13,172
Japan — 1,112 —
—
1,112
Kazakhstan 3,551 234 2,748
—
6,533
Macao — 3,323 —
—
3,323
Malaysia — 4,185 —
—
4,185
Mexico 10,323 874 —
—
11,197
Netherlands 3,028 3,398 —
—
6,426
Peru 2,727 — —
—
2,727
Philippines — 2,609 —
—
2,609
Poland — 8,022 —
—
8,022
Romania — 175 —
—
175
Russia — — —
—
—
Saudi Arabia — 16,222 —
—
16,222
Singapore 1,988 — —
—
1,988
South Africa 4,700 16,300 —
—
21,000
South Korea 1,520 95,513 —
—
97,033
Taiwan 11,544 94,263 —
—
105,807
Thailand — 18,082 —
—
18,082
Turkey — 2,451 —
—
2,451
United Arab Emirates — 11,210 —
—
11,210

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 87
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United Kingdom — 629 —
—
629
United States 15,672 — —
—
15,672
Vietnam — 2,487 —
—
2,487
Preferred Stocks 10,637 2,004 — — 12,641
Warrants and Rights 12 — — — 12
Short-Term Investments — — — 35,685 35,685
Total Investments 149,271 573,218 2,816 35,685 760,990
Other Financial Instruments
Assets
Futures Contracts 572 — — — 572
Foreign Currency Exchange Contracts 1 — — — 1
Liabilities
Futures Contracts (42 1 ) — — — (42 1 )
Total Other Financial Instruments
*
$ 15 1 $ — $ — $ — $ 15 1
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
125,748
Consumer Staples ...............................................................................
34,445
Energy ................................................................................................
29,576
Financial Services ..............................................................................
175,752
Health Care ........................................................................................
19,336
Materials and Processing ...................................................................
50,999
Producer Durables ..............................................................................
48,585
Technology .........................................................................................
200,097
Utilities ...............................................................................................
28,114
Preferred Stocks
Energy ................................................................................................
2,302
Financial Services ..............................................................................
2,912
Materials and Processing ...................................................................
767

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Emerging Markets Fund
Technology .........................................................................................
2,004
Utilities ...............................................................................................
4,656
Warrants and Rights ...................................................................
12
Short-Term Investments .............................................................
35,685
Total Investments ............................................................................... 760,990
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,645 $ 257,963 $ 254,921 $ (3) $ 1 $ 35,685 $ 1,099 $ —
U.S. Cash Collateral Fund 2,554 27,863 30,417 — — — 92 —
$ 35,199 $ 285,826 $ 285,338 $ (3) $ 1 $ 35,685 $ 1,191 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.4%
Consumer Discretionary - 13.5%
Advance Auto Parts, Inc. 14,141 896
Amazon.com, Inc.(Æ) 1,890,524 353,490
Autoliv, Inc. 125,456 12,689
AutoZone, Inc.(Æ) 3,781 11,849
Best Buy Co., Inc. 36,279 3,139
Capri Holdings, Ltd.(Æ) 255,643 8,574
Charter Communications, Inc. Class A(Æ) 13,349 5,069
Chipotle Mexican Grill, Inc. Class A(Æ) 475,800 25,845
Comcast Corp. Class A 482,865 19,928
Costco Wholesale Corp. 119,777 98,457
Dollar General Corp. 5,400 650
Dollar Tree, Inc.(Æ) 5,970 623
DR Horton, Inc. 169,618 30,519
eBay, Inc. 26,648 1,482
Expedia Group, Inc.(Æ) 5,900 753
Ford Motor Co. 577,448 6,248
Fox Corp. Class A 190,145 7,233
Garmin, Ltd. 46,864 8,025
General Motors Co. 1,063,095 47,116
Grand Canyon Education, Inc.(Æ) 17,657 2,754
Hilton Worldwide Holdings, Inc. 58,633 12,587
Home Depot, Inc. (The) 100,998 37,183
Lennar Corp. Class A 115,250 20,391
Lennar Corp. Class B 28,035 4,625
Liberty Media Corp. Class A(Æ) 21,159 799
Lithia Motors, Inc. Class A 37,124 10,259
Live Nation Entertainment, Inc.(Æ) 84,263 8,105
Lowe's Cos., Inc. 185,439 45,527
Marriott International, Inc. Class A 7,893 1,794
McDonald's Corp. 5,663 1,503
Netflix, Inc. Class B(Æ) 73,342 46,084
New York Times Co. (The) Class A 69,057 3,701
News Corp. Class A 251,088 6,925
Nike, Inc. Class B 303,945 22,753
nVent Electric PLC 6,066 441
NVR, Inc.(Æ) 875 7,532
O'Reilly Automotive, Inc.(Æ) 39,735 44,755
PulteGroup, Inc. 240,752 31,779
Raytheon Technologies Corp. 228,015 26,790
Ross Stores, Inc. 30,823 4,415
Royal Caribbean Cruises, Ltd. 10,518 1,648
Starbucks Corp. 215,173 16,773
Tapestry, Inc. 78,600 3,151
Target Corp. 158,224 23,799
Tesla, Inc.(Æ) 280,737 65,151
TJX Cos., Inc. (The) 206,593 23,349
Travel + Leisure Co. 52,623 2,425
Ulta Beauty, Inc.(Æ) 30,131 10,995
Walmart, Inc. 526,143 36,114
Walt Disney Co. (The) 189,541 17,758
Wyndham Hotels & Resorts, Inc. 59,865 4,533
Yum China Holdings, Inc. 29,534 893
Yum! Brands, Inc. 284,366 37,772
1,227,648
Consumer Staples - 4.0%
Ambev SA - ADR(Æ) 4,753,482 9,792
Archer-Daniels-Midland Co. 488,047 30,264
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Church & Dwight Co., Inc. 14,788 1,449
Coca-Cola Co. (The) 336,451 22,455
Coca-Cola Europacific Partners PLC 72,498 5,348
Colgate-Palmolive Co. 61,226 6,073
Conagra Brands, Inc. 160,851 4,877
Constellation Brands, Inc. Class A 26,679 6,541
CVS Health Corp. 293,378 17,700
Estee Lauder Cos., Inc. (The) Class A 968 96
General Mills, Inc. 30,682 2,060
Haleon PLC - ADR 958,773 8,773
Hershey Co. (The) 4,970 981
Ingredion, Inc. 166,595 20,719
Kenvue, Inc. 323,341 5,979
Keurig Dr Pepper, Inc. 14,941 512
Kimberly-Clark Corp. 80,889 10,924
Kroger Co. (The) 975,852 53,184
Molson Coors Beverage Co. Class B 200,585 10,601
Mondelez International, Inc. Class A 349,771 23,907
Monster Beverage Corp.(Æ) 163,115 8,392
PepsiCo, Inc. 131,962 22,786
Philip Morris International, Inc. 112,197 12,921
Procter & Gamble Co. (The) 266,025 42,766
Sysco Corp. 51,834 3,973
Tyson Foods, Inc. Class A 390,149 23,760
Unilever PLC - ADR 63,080 3,873
360,706
Energy - 4.1%
BP PLC - ADR 717,763 25,402
Canadian Natural Resources, Ltd. 278,164 9,869
Chevron Corp. 255,741 41,039
Devon Energy Corp. 303,480 14,273
Diamondback Energy, Inc. 114,378 23,140
Eaton Corp. PLC 105,586 32,182
EOG Resources, Inc. 137,921 17,488
EQT Corp. 107,453 3,708
Exxon Mobil Corp. 928,977 110,167
Hess Corp. 80,704 12,382
Marathon Oil Corp. 323,910 9,086
Marathon Petroleum Corp. 64,204 11,365
Occidental Petroleum Corp. 169,197 10,291
Phillips 66 103,255 15,021
Shell PLC - ADR 363,675 26,628
Valero Energy Corp. 63,709 10,303
372,344
Financial Services - 13.3%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 393,077 36,930
Affiliated Managers Group, Inc. 30,574 5,675
Aflac, Inc. 25,549 2,437
Allstate Corp. (The) 143,373 24,534
American Express Co. 170,417 43,122
American International Group, Inc. 99,016 7,845
American Tower Corp.(ö) 86,616 19,090
Ameriprise Financial, Inc. 5,878 2,528
Aon PLC Class A 59,307 19,483
Apollo Global Management, Inc. 159,449 19,981
Arthur J Gallagher & Co. 28,088 7,963
Assurant, Inc. 5,910 1,033

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Assured Guaranty, Ltd. 599 49
AvalonBay Communities, Inc.(ö) 5,000 1,025
Bank of America Corp. 854,831 34,458
Bank OZK 21,974 1,030
Berkshire Hathaway, Inc. Class B(Æ) 185,181 81,202
Brighthouse Financial, Inc.(Æ) 21,037 1,049
Capital One Financial Corp. 147,276 22,298
Carlyle Group, Inc. (The) 225,654 11,224
Charles Schwab Corp. (The) 196,141 12,786
Chubb, Ltd. 142,769 39,356
Cincinnati Financial Corp. 26,369 3,444
Citigroup, Inc. 1,069,041 69,359
Citizens Financial Group, Inc. 462,301 19,726
CME Group, Inc. Class A 48,878 9,468
Discover Financial Services 35,490 5,110
East West Bancorp, Inc. 28,223 2,481
Equinix, Inc.(ö) 40,864 32,292
Evercore, Inc. Class A 14,201 3,556
Everest Re Group, Ltd. 900 354
Fifth Third Bancorp 223,451 9,461
First Citizens BancShares, Inc. Class A 1,845 3,852
Goldman Sachs Group, Inc. (The) 12,071 6,145
Hartford Financial Services Group, Inc. 63,811 7,078
Howard Hughes Corp. (The)(Æ) 16,964 1,258
Huntington Bancshares, Inc. 831,115 12,425
Intercontinental Exchange, Inc. 163,857 24,834
Janus Henderson Group PLC 119,188 4,437
JPMorgan Chase & Co. 357,953 76,172
Kimco Realty Corp.(ö) 434,379 9,439
Markel Group, Inc.(Æ) 9,476 15,530
MasterCard, Inc. Class A 274,727 127,394
MetLife, Inc. 171,966 13,216
Morgan Stanley 198,001 20,436
Northern Trust Corp. 1,828 162
PNC Financial Services Group, Inc. (The) 22,409 4,058
Progressive Corp. (The) 233,134 49,919
Prologis, LP(ö) 57,326 7,226
Prudential Financial, Inc. 67,246 8,427
Public Storage(ö) 23,322 6,901
Raymond James Financial, Inc. 10,375 1,204
Regions Financial Corp. 1,024,478 22,918
Reinsurance Group of America, Inc. Class A 68,169 15,367
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,647
Synchrony Financial 264,937 13,456
Torchmark Corp. 132,647 12,302
Travelers Cos., Inc. (The) 35,483 7,680
Truist Financial Corp. 8,224 368
US Bancorp 135,069 6,062
VICI Properties, Inc.(ö) 18,304 572
Visa, Inc. Class A 289,631 76,946
Voya Financial, Inc. 21,215 1,543
Webster Financial Corp. 19,386 962
Wells Fargo & Co. 1,048,463 62,216
Welltower, Inc.(ö) 58,700 6,530
Willis Towers Watson PLC 76,922 21,714
WR Berkley Corp. 98,367 5,423
1,208,168
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 12.0%
Abbott Laboratories 254,958 27,010
AbbVie, Inc. 303,906 56,320
ABIOMED, Inc.
(
Š) 9,546 —
Agilent Technologies, Inc. 22,046 3,117
Amgen, Inc. 53,187 17,683
AstraZeneca PLC - ADR 83,355 6,598
Baxter International, Inc. 162,176 5,809
Becton Dickinson & Co. 5,550 1,338
Biogen, Inc.(Æ) 41,527 8,854
Boston Scientific Corp.(Æ) 371,420 27,440
Bristol Myers Squibb Co. 202,998 9,655
Cigna Group (The) 92,006 32,080
Danaher Corp. 215,548 59,724
Edwards Lifesciences Corp.(Æ) 94,968 5,988
Elevance Health, Inc. 58,028 30,873
Eli Lilly & Co. 58,299 46,888
Exelixis, Inc.(Æ) 344,804 8,086
Fortrea Holdings, Inc.(Æ) 10,723 296
GE HealthCare Technologies, Inc. 10,656 902
Gilead Sciences, Inc. 58,798 4,472
GSK PLC - ADR 495,568 19,213
HCA Healthcare, Inc. 17,182 6,238
Henry Schein, Inc.(Æ) 92,338 6,643
Humana, Inc. 44,369 16,044
Incyte Corp.(Æ) 35,481 2,309
Intuitive Surgical, Inc.(Æ) 111,532 49,588
IQVIA, Inc.(Æ) 36,190 8,911
Jazz Pharmaceuticals PLC(Æ) 15,348 1,692
Johnson & Johnson 300,619 47,453
Koninklijke Philips NV(Æ) 546,364 15,396
Labcorp Holdings, Inc. 10,723 2,310
McKesson Corp. 54,558 33,663
Medtronic PLC 94,373 7,580
Merck & Co., Inc. 310,510 35,128
Molina Healthcare, Inc.(Æ) 4,812 1,642
Novo Nordisk A/S - ADR 153,053 20,299
Organon & Co. 1,049,409 22,940
Pfizer, Inc. 294,206 8,985
Quest Diagnostics, Inc. 9,172 1,305
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 75,358
ResMed, Inc. 11,906 2,539
Royalty Pharma PLC Class A 81,668 2,301
Sanofi SA - ADR 452,447 23,441
Stryker Corp. 30,069 9,846
Thermo Fisher Scientific, Inc. 76,312 46,805
UnitedHealth Group, Inc. 294,862 169,888
Universal Health Services, Inc. Class B 24,354 5,206
Veeva Systems, Inc. Class A(Æ) 31,948 6,132
Vertex Pharmaceuticals, Inc.(Æ) 79,314 39,317
Viatris, Inc. 705,614 8,510
Waters Corp.(Æ) 24,577 8,265
Zoetis, Inc. Class A 150,725 27,136
1,085,216
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 1,928 509
Ball Corp. 64,149 4,095
Carrier Global Corp. 231,724 15,783
Celanese Corp. Class A 40,329 5,692

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CF Industries Holdings, Inc. 156,030 11,919
Copart, Inc.(Æ) 300,214 15,710
Crown Holdings, Inc. 52,077 4,619
Dow, Inc. 33,546 1,827
DuPont de Nemours, Inc. 273,418 22,885
Ecolab, Inc. 98,808 22,794
Fastenal Co. 23,087 1,633
FMC Corp. 357,636 20,872
Fortune Brands Innovations, Inc. 52,850 4,271
Freeport-McMoRan, Inc. 12,552 570
General Electric Co. 31,968 5,441
Ingevity Corp.(Æ) 4,417 203
Johnson Controls International PLC 20,895 1,495
Linde PLC 127,662 57,895
Martin Marietta Materials, Inc. 2,605 1,546
Masco Corp. 34,631 2,696
Mohawk Industries, Inc.(Æ) 58,774 9,467
Mosaic Co. (The) 453,934 13,514
NewMarket Corp. 3,892 2,183
Newmont Corp. 139,289 6,835
Nucor Corp. 154,942 25,246
Owens Corning 19,365 3,609
Packaging Corp. of America 39,823 7,959
PPG Industries, Inc. 4,923 625
Reliance Steel & Aluminum Co. 6,664 2,029
Rio Tinto PLC - ADR 37,916 2,470
Royal Gold, Inc. 26,280 3,630
Sherwin-Williams Co. (The) 25,042 8,785
Steel Dynamics, Inc. 42,143 5,614
Trane Technologies PLC 101,010 33,766
United States Steel Corp. 128,633 5,285
333,472
Producer Durables - 7.8%
Alaska Air Group, Inc.(Æ) 402,905 15,121
American Airlines Group, Inc.(Æ) 386,823 4,116
Amphenol Corp. Class A 155,440 9,989
Automatic Data Processing, Inc. 76,295 20,037
Canadian Pacific Kansas City, Ltd. 164,809 13,814
CH Robinson Worldwide, Inc. 142,437 12,684
Chart Industries, Inc.(Æ) 95,972 15,459
Corpay, Inc.(Æ) 60,475 17,648
CSX Corp. 271,342 9,524
Cummins, Inc. 26,409 7,706
Deere & Co. 58,675 21,826
Delta Air Lines, Inc. 844,632 36,336
Dover Corp. 26,181 4,824
Esab Corp. 29,041 2,950
Expeditors International of Washington, Inc. 118,270 14,762
FedEx Corp. 172,216 52,052
Fortive Corp. 2,085 150
GE Vernova, Inc.(Æ) 60,037 10,701
General Dynamics Corp. 33,727 10,075
Global Payments, Inc. 98,937 10,056
Honeywell International, Inc. 123,717 25,331
Illinois Tool Works, Inc. 1,831 453
Ingersoll Rand, Inc. 185,713 18,646
Kirby Corp.(Æ) 8,376 1,029
Knight-Swift Transportation Holdings, Inc. 29,855 1,625
L3Harris Technologies, Inc. 11,295 2,563
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lockheed Martin Corp. 1,670 905
Magna International, Inc. Class A 183,355 8,135
Mettler-Toledo International, Inc.(Æ) 16,183 24,615
Moody's Corp. 58,542 26,723
Norfolk Southern Corp. 52,320 13,057
Northrop Grumman Corp. 8,710 4,218
Old Dominion Freight Line, Inc. 89,626 18,838
Otis Worldwide Corp. 183,325 17,324
PACCAR Financial Corp. 90,878 8,966
Parker-Hannifin Corp. 9,867 5,537
Pentair PLC 147,694 12,978
Phinia, Inc. 8,939 399
S&P Global, Inc. 147,100 71,304
TE Connectivity, Ltd. 27,015 4,169
Textron, Inc. 261,296 24,274
TopBuild Corp.(Æ) 3,805 1,821
TransDigm Group, Inc. 1,634 2,115
Union Pacific Corp. 57,200 14,113
United Airlines, Inc.(Æ) 233,018 10,584
United Parcel Service, Inc. Class B 91,613 11,944
United Rentals, Inc. 15,216 11,520
Veralto Corp. 69,339 7,389
Vontier Corp. 741,366 29,084
Waste Management, Inc. 4,229 857
Westinghouse Air Brake Technologies Corp. 204,186 32,904
703,250
Technology - 36.0%
Accenture PLC Class A 242,514 80,180
Adobe, Inc.(Æ) 68,297 37,676
Advanced Micro Devices, Inc.(Æ) 317,118 45,817
Akamai Technologies, Inc.(Æ) 40,523 3,983
Allegion PLC 17,438 2,386
Alphabet, Inc. Class A 955,584 163,921
Alphabet, Inc. Class C 1,209,020 209,342
Analog Devices, Inc. 107,083 24,777
Apple, Inc. 2,512,802 558,043
Applied Materials, Inc. 109,156 23,163
ASML Holding NV 2,663 2,494
Autodesk, Inc.(Æ) 105,904 26,213
Booking Holdings, Inc. 11,334 42,106
Broadcom, Inc. 458,960 73,746
CACI International, Inc. Class A(Æ) 4,386 2,024
Cisco Systems, Inc. 1,001,882 48,541
Cognizant Technology Solutions Corp.
Class A 149,553 11,318
Corteva, Inc. 230,444 12,928
Dell Technologies, Inc. Class C 66,959 7,612
DXC Technology Co.(Æ) 421,839 8,580
EchoStar Corp. Class A(Æ) 81,367 1,634
Electronic Arts, Inc. 51,566 7,783
EPAM Systems, Inc.(Æ) 92,717 19,946
F5, Inc.(Æ) 12,816 2,610
Fidelity National Information Services, Inc. 2,700 207
Fortinet, Inc.(Æ) 90,530 5,254
Hewlett Packard Enterprise Co. 43,704 870
HP, Inc. 96,623 3,487
Intel Corp. 96,181 2,957
International Business Machines Corp. 8,601 1,653
Intuit, Inc. 119,498 77,357

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jabil Circuit, Inc. 69,502 7,831
KLA Corp. 5,800 4,774
Lam Research Corp. 32,265 29,724
Meta Platforms, Inc. Class A 391,135 185,723
Microchip Technology, Inc. 57,987 5,148
Micron Technology, Inc. 341,304 37,482
Microsoft Corp. 1,415,981 592,376
MKS Instruments, Inc. 20,581 2,591
Motorola Solutions, Inc. 72,772 29,030
MSCI, Inc. Class A 31,515 17,042
NVIDIA Corp. 3,904,610 456,918
NXP Semiconductors NV 106,968 28,150
ON Semiconductor Corp.(Æ) 31,684 2,479
Oracle Corp. 258,811 36,091
Palo Alto Networks, Inc.(Æ) 62,884 20,420
Qorvo, Inc.(Æ) 74,162 8,885
QUALCOMM, Inc. 177,087 32,044
Salesforce, Inc. 184,434 47,732
SAP SE - ADR 53,046 11,225
Seagate Technology Holdings PLC 76,216 7,787
ServiceNow, Inc.(Æ) 56,703 46,178
Synopsys, Inc.(Æ) 19,663 10,978
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 195,629 32,435
Teradyne, Inc. 228,975 30,032
Texas Instruments, Inc. 197,812 40,316
VeriSign, Inc.(Æ) 26,378 4,933
Workday, Inc. Class A(Æ) 126,631 28,760
3,265,692
Utilities - 4.0%
American Electric Power Co., Inc. 34,190 3,355
AT&T, Inc. 1,106,448 21,299
CenterPoint Energy, Inc. 401,392 11,139
Cheniere Energy, Inc. 73,004 13,334
CMS Energy Corp. 37,178 2,409
ConocoPhillips 538,152 59,843
Consolidated Edison, Inc. 89,657 8,743
Constellation Energy Generation LLC 24,576 4,665
DT Midstream, Inc. 31,773 2,395
DTE Energy Co. 6,566 791
Duke Energy Corp. 80,474 8,793
Edison International 135,613 10,850
Entergy Corp. 120,725 14,001
Exelon Corp. 347,748 12,936
FirstEnergy Corp. 347,328 14,557
NextEra Energy, Inc. 364,249 27,825
NiSource, Inc. 38,538 1,204
NRG Energy, Inc. 628,721 47,261
Public Service Enterprise Group, Inc. 14,344 1,144
Sempra Energy 29,800 2,386
Southern Co. (The) 159 13
T-Mobile USA, Inc. 305,784 55,738
UGI Corp. 168,295 4,170
Verizon Communications, Inc. 134,698 5,458
Xcel Energy, Inc. 476,083 27,746
362,055
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $4,085,383) 8,918,551
Short-Term Investments - 1.5%
U.S. Cash Management Fund(@) 130,464,599
(∞)
130,438
Total Short-Term Investments
(cost $130,432) 130,438
Total Investments - 99.9%
(identified cost $4,215,815) 9,048,989
Other Assets and Liabilities,
Net - 0.1%
11,071
Net Assets - 100.0%
9,060,060

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 93
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 478 USD 132,836 09/24 982
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 982
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,227,648 $ — $ —
$ —
$ 1,227,648
Consumer Staples 360,706 — —
—
360,706
Energy 372,344 — —
—
372,344
Financial Services 1,208,168 — —
—
1,208,168
Health Care 1,085,216 — —
—
1,085,216
Materials and Processing 333,472 — —
—
333,472
Producer Durables 703,250 — —
—
703,250
Technology 3,265,692 — —
—
3,265,692
Utilities 362,055 — —
—
362,055
Short-Term Investments — — — 130,438 130,438
Total Investments
8,918,551 — — 130,438 9,048,989
Other Financial Instruments
Assets
Futures Contracts 982 — — — 982
Total Other Financial Instruments
*
$ 982 $ — $ — $ — $ 982
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 199,962 $ 473,506 $ 543,017 $ (15) $ 2 $ 130,438 $ 6,994 $ —
U.S. Cash Collateral Fund 2,755 55,541 58,296 — — — 88 —
$ 202,717 $ 529,047 $ 601,313 $ (15) $ 2 $ 130,438 $ 7,082 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 12.8%
Academy Sports & Outdoors, Inc. 86,663 4,686
Advance Auto Parts, Inc. 80,569 5,102
American Eagle Outfitters, Inc. 42,341 934
API Group Corp.(Æ) 180,998 6,858
Atkore , Inc. 14,063 1,899
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,535
Bath & Body Works, Inc. 27,381 1,006
Beacon Roofing Supply, Inc.(Æ) 9,638 991
Beazer Homes USA, Inc.(Æ) 86,247 2,904
BJ's Restaurants, Inc.(Æ) 11,885 375
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 892
Bloomin ' Brands, Inc. 149,667 3,121
Boot Barn Holdings, Inc.(Æ) 33,886 4,523
BorgWarner, Inc. 16,984 600
Boyd Gaming Corp. 15,720 957
Brinker International, Inc.(Æ) 19,584 1,308
Brunswick Corp. 45,758 3,727
Caesars Entertainment, Inc.(Æ) 45,497 1,818
Caleres , Inc. 34,500 1,330
Capri Holdings, Ltd.(Æ) 32,076 1,076
Carter's, Inc. 14,172 858
Cavco Industries, Inc.(Æ) 5,602 2,323
Century Communities, Inc. 18,164 1,902
Cheesecake Factory, Inc. (The) 22,697 883
Churchill Downs, Inc. 13,870 1,991
Chuy's Holdings, Inc.(Æ) 43,568 1,616
Crocs, Inc.(Æ) 8,710 1,170
Dana Holding Corp. 33,924 431
Dave & Buster's Entertainment, Inc.(Æ) 51,575 1,940
Deckers Outdoor Corp.(Æ) 6,620 6,108
Dick's Sporting Goods, Inc. 30,377 6,572
Domino's Pizza, Inc. 7,114 3,050
Dream Finders Homes, Inc. Class A(Æ) 14,406 454
Ethan Allen Interiors, Inc. 16,761 517
FactSet Research Systems, Inc. 4,286 1,770
FirstCash Holdings, Inc. 9,286 1,036
Five Below, Inc.(Æ) 27,773 2,020
Floor & Decor Holdings, Inc. Class A(Æ) 18,253 1,789
Gentherm , Inc.(Æ) 38,134 2,104
G-III Apparel Group, Ltd.(Æ) 88,788 2,448
GMS, Inc.(Æ) 8,715 839
Golden Entertainment, Inc. 38,928 1,301
Goodyear Tire & Rubber Co. (The)(Æ) 65,525 767
Grand Canyon Education, Inc.(Æ) 15,870 2,475
Gray Television, Inc. 50,688 326
Green Brick Partners, Inc.(Æ) 28,092 2,055
Group 1 Automotive, Inc. 2,622 959
Harley-Davidson, Inc. 19,170 719
Hillenbrand, Inc. 10,655 471
Hilton Grand Vacations, Inc.(Æ) 14,163 612
Hooker Furniture Corp. 12,190 186
IAC/InterActiveCorp.(Æ) 33,990 1,795
Instructure Holdings, Inc.(Æ) 54,980 1,284
International Game Technology PLC 47,959 1,126
Interpublic Group of Cos., Inc. (The) 52,167 1,678
Johnson Outdoors, Inc. Class A 66,708 2,828
Kontoor Brands, Inc. 40,545 2,844
Kura Sushi USA, Inc. Class A(Æ) 15,144 871
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lear Corp. 11,360 1,386
Levi Strauss & Co. Class A 19,645 360
Liberty Broadband Corp. Class C(Æ) 17,013 1,146
Liberty Latin America, Ltd. Class C(Æ) 193,753 2,054
Liberty Media Corp.(Æ) 112,995 2,544
Light & Wonder, Inc. Class A(Æ) 24,104 2,584
Lions Gate Entertainment Corp. Class B(Æ) 208,070 1,714
Lithia Motors, Inc. Class A 18,124 5,008
Macy's, Inc. 120,333 2,079
Madison Square Garden Entertainment
Corp.(Æ) 17,765 702
MarineMax , Inc.(Æ) 22,593 788
Marriott Vacations Worldwide Corp. 1,828 155
Meritage Homes Corp. 5,627 1,142
Newell Rubbermaid, Inc. 282,090 2,423
Nexstar Media Group, Inc. Class A 33,196 6,134
nVent Electric PLC 34,460 2,503
ODP Corp. (The)(Æ) 27,488 1,161
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 3,788
OneWater Marine, Inc. Class A(Æ) 149,511 3,690
Papa John's International, Inc. 16,171 715
Paramount Global Class B 28,974 331
Patrick Industries, Inc. 7,858 1,006
Penn Entertainment, Inc.(Æ) 13,154 263
Planet Fitness, Inc. Class A(Æ) 4,543 335
Potbelly Corp.(Æ) 115,756 845
PulteGroup, Inc. 22,204 2,931
PVH Corp. 26,694 2,723
RB Global, Inc. 8,866 706
RCI Hospitality Holdings, Inc. 35,277 1,745
Restoration Hardware(Æ) 6,407 1,859
Revolve Group, Inc.(Æ)(Ñ) 79,830 1,545
Rocky Brands, Inc. 46,209 1,584
SeaWorld Entertainment, Inc.(Æ) 36,534 1,924
Service Corp. International 12,051 963
Shoe Carnival, Inc. 13,128 558
Signet Jewelers, Ltd. 22,099 1,859
Skechers USA, Inc. Class A(Æ) 27,104 1,765
Sphere Entertainment Co.(Æ) 5,963 265
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,770
Texas Roadhouse, Inc. Class A 9,894 1,728
Toll Brothers, Inc. 10,396 1,484
Transcat , Inc.(Æ) 5,568 642
Travel + Leisure Co. 53,056 2,445
Tri Pointe Homes, Inc.(Æ) 33,493 1,516
TripAdvisor, Inc.(Æ) 28,863 509
Under Armour , Inc. Class A(Æ) 126,931 885
Universal Electronics, Inc.(Æ) 45,523 541
Urban Outfitters, Inc.(Æ) 43,349 1,996
Valvoline, Inc.(Æ) 46,246 2,150
VF Corp. 237,519 4,028
Victoria's Secret & Co.(Æ) 56,924 1,010
Vista Outdoor, Inc.(Æ) 38,357 1,558
Visteon Corp.(Æ) 3,107 359
Wabash National Corp. 27,235 585
Weyco Group, Inc. 7,024 244
Whirlpool Corp. 25,807 2,632
Wingstop , Inc. 24,014 8,978
Wyndham Hotels & Resorts, Inc. 11,079 839
YETI Holdings, Inc.(Æ) 89,737 3,711

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ziff Davis, Inc.(Æ) 118,330 5,666
220,319
Consumer Staples - 3.1%
Aramark Services, Inc. 48,225 1,653
BellRing Brands, Inc.(Æ) 21,651 1,110
Calavo Growers, Inc. 67,720 1,611
Casey's General Stores, Inc. 17,980 6,973
Celsius Holdings, Inc.(Æ) 45,498 2,131
Coty, Inc. Class A(Æ) 56,879 566
Grocery Outlet Holding Corp.(Æ) 53,460 1,046
Ingredion, Inc. 16,720 2,079
Inter Parfums , Inc. 9,616 1,353
J&J Snack Foods Corp. 6,998 1,180
Kellanova 11,682 679
Lancaster Colony Corp. 5,277 1,019
Limoneira Co. 24,211 534
MGP Ingredients, Inc. 9,473 772
Nomad Foods, Ltd. 256,204 4,896
Olaplex Holdings, Inc.(Æ) 450,795 938
Performance Food Group Co.(Æ) 5,696 393
Pilgrim's Pride Corp.(Æ) 57,405 2,367
Post Holdings, Inc.(Æ) 5,407 591
Primo Water Corp. 404,816 8,878
Spectrum Brands Holdings, Inc. 41,731 3,531
Sprouts Farmers Market, Inc.(Æ) 16,574 1,656
Tyson Foods, Inc. Class A 50,309 3,064
US Foods Holding Corp.(Æ) 27,044 1,471
Warby Parker, Inc. Class A(Æ) 129,573 2,134
Weis Markets, Inc. 6,526 492
WK Kellogg Co. 68,522 1,206
54,323
Energy - 4.2%
Alpha Metallurgical Resources, Inc. 2,699 797
Antero Resources Corp.(Æ) 98,541 2,860
Centrus Energy Corp. Class A(Æ) 31,889 1,393
ChampionX Corp. 144,930 4,965
Civitas Resources, Inc. 27,056 1,887
CONSOL Energy, Inc. 7,881 787
Core Laboratories, Inc. 186,567 4,569
Coterra Energy, Inc. 74,311 1,917
Delek US Holdings, Inc. 30,789 732
Diamondback Energy, Inc. 18,179 3,678
Dril -Quip, Inc.(Æ) 35,412 613
EQT Corp. 17,282 596
Exxon Mobil Corp. 20,408 2,420
First Solar, Inc.(Æ) 5,095 1,101
Helix Energy Solutions Group, Inc.(Æ) 195,033 2,301
HF Sinclair Corp. 20,474 1,054
Liberty Energy, Inc. Class A 80,925 1,954
Marathon Oil Corp. 79,268 2,223
Matador Resources Co. 38,825 2,387
Montauk Renewables, Inc.(Æ) 101,532 603
Natural Gas Services Group, Inc.(Æ) 32,204 656
Newpark Resources, Inc.(Æ) 312,683 2,583
NOV, Inc. 138,022 2,874
NOW, Inc.(Æ) 90,600 1,392
Oil States International, Inc.(Æ) 353,884 2,024
Par Pacific Holdings, Inc.(Æ) 75,759 2,011
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pason Systems, Inc. 177,949 2,109
Patterson-UTI Energy, Inc. 411,264 4,520
ProFrac Holding Corp. Class A(Æ) 162,307 1,508
ProPetro Holding Corp.(Æ) 215,622 2,068
REX American Resources Corp.(Æ) 17,810 905
Shoals Technologies Group, Inc. Class A(Æ) 97,500 634
Sitio Royalties Corp. Class A 85,667 2,086
Solaris Oilfield Infrastructure, Inc. Class A 55,034 724
Southwestern Energy Co.(Æ) 262,618 1,694
Transocean, Ltd.(Æ) 217,444 1,259
US Silica Holdings, Inc.(Æ) 116,217 1,800
Viper Energy, Inc. 36,186 1,544
Weatherford International PLC 4,244 500
71,728
Financial Services - 22.5%
Affiliated Managers Group, Inc. 11,012 2,044
Agree Realty Corp.(ö) 51,262 3,536
Air Lease Corp. Class A 108,465 5,382
Alpine Income Property Trust, Inc.(ö) 146,690 2,548
Ambac Financial Group, Inc.(Æ) 126,399 1,667
American Realty Investors, Inc.(Æ) 1 —
Americold Realty Trust, Inc.(ö) 126,166 3,771
Apple Hospitality REIT, Inc.(ö) 26,356 390
Associated Banc-Corp. 20,340 467
Assurant, Inc. 5,539 969
Assured Guaranty, Ltd. 32,646 2,689
Atlantic Union Bankshares Corp. 29,938 1,236
Atlanticus Holdings Corp.(Æ) 10,658 381
Axis Capital Holdings, Ltd. 30,294 2,295
Axos Financial, Inc.(Æ) 11,131 813
Banc of California, Inc. 154,432 2,159
Bancorp, Inc. (The)(Æ) 29,842 1,547
Bank of NT Butterfield & Son, Ltd. (The) 795 30
Bank OZK 42,384 1,987
BankUnited , Inc. 65,135 2,509
Banner Corp. 10,529 624
BGC Group, Inc. Class A 296,615 2,732
Bridgewater Bancshares, Inc.(Æ) 223,169 3,082
Brighthouse Financial, Inc.(Æ) 62,759 3,130
Burke & Herbert Financial Services Corp. 31,000 2,099
Cadence Bank 57,103 1,877
Cannae Holdings, Inc. 136,648 2,748
Carter Bankshares , Inc.(Æ) 142,383 2,319
Chatham Lodging Trust(ö) 341,373 3,001
Clarivate PLC(Æ) 242,820 1,637
CNO Financial Group, Inc. 97,564 3,401
Cohen & Steers, Inc. 13,642 1,171
Columbia Banking System, Inc. 5,350 140
Community Bank System, Inc. 28,319 1,747
Community Healthcare Trust, Inc.(ö) 69,582 1,514
Compass, Inc. Class A(Æ) 53,426 235
CTO Realty Growth, Inc.(Ñ)(ö) 110,822 2,224
Customers Bancorp, Inc.(Æ) 76,169 4,911
DiamondRock Hospitality Co.(ö) 238,504 1,963
Discover Financial Services 20,475 2,948
Distribution Solutions Group, Inc.(Æ) 58,312 1,968
Diversified Healthcare Trust(ö) 170,939 571
Dun & Bradstreet Holdings, Inc. 236,181 2,570
Easterly Government Properties, Inc.(ö) 374,002 5,210

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Encore Capital Group, Inc.(Æ) 82,522 4,172
Enova International, Inc.(Æ) 30,176 2,609
Equity Bancshares, Inc. Class A 49,936 2,022
Equity Commonwealth(Æ)(ö) 183,329 3,734
Erie Indemnity Co. Class A 4,852 2,140
eXp World Holdings, Inc.(Ñ) 87,848 1,262
Extra Space Storage, LP(ö) 6,730 1,074
F&G Annuities & Life, Inc. 102,569 4,424
Federal Agricultural Mortgage Corp. Class
C 14,346 2,958
First American Financial Corp. 54,246 3,286
First BanCorp 106,817 2,291
First Bancshares, Inc. 62,741 2,091
First Bank 93,879 1,450
First Commonwealth Financial Corp. 59,331 1,073
First Horizon Corp. 98,309 1,645
First Industrial Realty Trust, Inc.(ö) 54,380 2,976
First Internet Bancorp 56,351 2,088
FirstService Corp. 7,356 1,284
FNB Corp. 90,478 1,388
Franklin Street Properties Corp.(ö) 1,031,380 1,795
FTAI Aviation, Ltd. 65,879 7,342
Gaming and Leisure Properties, Inc.(ö) 56,023 2,812
GCM Grosvenor, Inc. Class A 141,882 1,579
Genworth Financial, Inc. Class A(Æ) 108,399 734
Glacier Bancorp, Inc. 118,001 5,276
Globe Life, Inc. 15,022 1,393
Goosehead Insurance, Inc. Class A(Æ) 57,728 5,212
Grid Dynamics Holdings, Inc.(Æ) 125,887 1,624
Hamilton Lane, Inc. Class A 45,334 6,545
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 45,013 1,475
Hanover Insurance Group, Inc. (The) 23,918 3,289
HBT Financial, Inc. 51,575 1,186
Hingham Institution for Savings 20,597 5,122
Home BancShares , Inc. 119,152 3,376
Horace Mann Educators Corp. 84,776 2,931
Houlihan Lokey , Inc. Class A 57,877 8,696
Howard Hughes Corp. (The)(Æ) 44,947 3,334
Independence Realty Trust, Inc.(ö) 112,785 2,103
Independent Bank Group, Inc. 46,611 2,753
Industrial Logistics Properties Trust(ö) 583,362 2,998
International General Insurance Holdings,
Ltd. 301,956 5,242
Jackson Financial, Inc. Class A 62,653 5,517
Jones Lang LaSalle, Inc.(Æ) 14,647 3,675
Kemper Corp. 35,112 2,249
Kennedy-Wilson, Inc. 175,789 1,830
Kimco Realty Corp.(ö) 15,574 338
Kinsale Capital Group, Inc. 2,810 1,284
Lamar Advertising Co. Class A(ö) 5,068 607
LendingClub Corp.(Æ) 121,664 1,522
Live Oak Bancshares, Inc. 77,922 3,517
Maiden Holdings, Ltd.(Æ) 22,673 48
Marex Group PLC 108,635 2,323
Metropolitan Bank Holding Corp.(Æ) 40,364 2,128
MGIC Investment Corp. 87,321 2,169
Mid-America Apartment Communities, Inc.
(ö) 4,859 679
Morningstar, Inc. 11,547 3,668
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mr. Cooper Group, Inc.(Æ) 20,365 1,830
NET Lease Office Properties(ö) 78,384 2,313
Newmark Group, Inc. Class A 322,719 4,189
NewtekOne , Inc. 171,048 2,393
NexPoint Residential Trust, Inc.(ö) 7,918 346
NMI Holdings, Inc. Class A(Æ) 57,349 2,257
Northrim BanCorp , Inc. 25,286 1,730
OceanFirst Financial Corp. 101,759 1,849
OFG Bancorp 134,940 6,129
Old Second Bancorp, Inc. 126,391 2,139
Origin Bancorp, Inc. 80,059 2,751
Pathward Financial, Inc. 24,076 1,626
Peapack -Gladstone Financial Corp. 45,968 1,299
Perella Weinberg Partners 95,814 1,811
Popular, Inc. 38,925 3,995
Postal Realty Trust, Inc. Class A(ö) 155,208 2,322
Potlatch Corp.(ö) 138,528 6,145
PRA Group, Inc.(Æ) 134,652 3,588
Primerica, Inc. 8,016 2,018
Progyny , Inc.(Æ) 55,971 1,578
Prosperity Bancshares, Inc. 67,929 4,926
Radian Group, Inc. 51,019 1,893
Raymond James Financial, Inc. 29,861 3,464
Regency Centers Corp.(ö) 8,219 553
Reinsurance Group of America, Inc. Class A 9,671 2,180
RenaissanceRe Holdings, Ltd. 7,843 1,819
Rexford Industrial Realty, Inc.(ö) 57,024 2,857
RLJ Lodging Trust(ö) 377,122 3,560
Ryman Hospitality Properties, Inc.(ö) 23,837 2,396
Seacoast Banking Corp. of Florida 224,057 6,238
Selective Insurance Group, Inc. 41,173 3,719
Simmons First National Corp. Class A 39,362 847
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 1,831
SLM Corp. 75,562 1,715
Southern First Bancshares, Inc.(Æ) 64,511 2,232
Southern Missouri Bancorp, Inc. 31,039 1,775
SouthState Corp. 14,455 1,431
St. Joe Co. (The) 35,120 2,166
STAG Industrial, Inc.(ö) 74,288 3,032
Starwood Property Trust, Inc.(ö) 66,209 1,321
Stewart Information Services Corp. 53,043 3,750
Stock Yards Bancorp, Inc. 49,260 3,065
Sun Communities, Inc.(ö) 13,480 1,708
Sunrise Realty Trust, Inc.(ö) 141,918 1,703
Synovus Financial Corp. 33,737 1,577
Target Hospitality Corp. Class A(Æ) 75,625 708
Tel Aviv Stock Exchange, Ltd. 436,394 3,469
Terreno Realty Corp.(ö) 830 57
Texas Capital Bancshares, Inc.(Æ) 28,980 1,916
Towne Bank 64,830 2,155
Tradeweb Markets, Inc. Class A 18,095 2,021
Transcontinental Realty Investors, Inc.(Æ)
(ö) 1,823 57
Triumph Financial, Inc.(Æ) 13,123 1,191
UMB Financial Corp. 9,870 1,007
United Community Banks, Inc. 36,250 1,122
Unum Group 41,015 2,360
Valley National Bancorp 75,972 638
Veritex Holdings, Inc. 46,589 1,168

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vestis Corp. 106,525 1,382
Virtus Investment Partners, Inc. 1,899 429
Vornado Realty Trust(ö) 45,471 1,364
Voya Financial, Inc. 70,855 5,153
Walker & Dunlop, Inc. 6,326 676
Webster Financial Corp. 50,085 2,485
Western Alliance Bancorp 15,686 1,262
Whitestone REIT Class B(ö) 54,379 750
388,016
Health Care - 13.5%
Acadia Healthcare Co., Inc.(Æ) 10,511 682
AdaptHealth Corp.(Æ) 194,821 2,213
Addus HomeCare Corp.(Æ) 36,431 4,421
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,207 2,135
Alphatec Holdings, Inc.(Æ) 6,199 63
Amneal Pharmaceuticals, Inc.(Æ) 162,809 1,193
Arcellx , Inc.(Æ) 78,963 4,881
Argenx SE - ADR(Æ) 14,183 7,317
Arrowhead Pharmaceuticals, Inc.(Æ) 92,031 2,628
Arvinas , Inc.(Æ) 3,287 90
Ascendis Pharma A/S - ADR(Æ) 3,208 428
Assertio Holdings, Inc.(Æ)(Ñ) 1,280,984 1,781
Avadel Pharmaceuticals PLC(Æ) 77,165 1,261
Azenta , Inc.(Æ) 3,360 209
Beam Therapeutics, Inc.(Æ) 52,807 1,671
Biohaven , Ltd.(Æ) 53,463 2,103
Bio- Techne Corp. 73,832 6,024
Blueprint Medicines Corp.(Æ) 16,929 1,833
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 1,141
Centene Corp.(Æ) 19,561 1,505
Certara , Inc.(Æ) 19,992 312
Charles River Laboratories International,
Inc.(Æ) 10,479 2,558
Chemed Corp. 4,610 2,628
Collegium Pharmaceutical, Inc.(Æ) 12,905 498
Contra Inhibrx , Inc.(Æ)(Š) 95,150 62
Cooper Cos, Inc. (The)(Æ) 8,232 768
CorVel Corp.(Æ) 11,987 3,678
Cytokinetics, Inc.(Æ) 69,124 4,079
DaVita HealthCare Partners, Inc.(Æ) 8,875 1,213
Denali Therapeutics, Inc.(Æ) 18,694 456
DexCom , Inc.(Æ) 9,320 632
Doximity , Inc. Class A(Æ) 40,404 1,131
Dyne Therapeutics, Inc.(Æ) 38,028 1,632
Encompass Health Corp. 51,986 4,832
Enovis Corp.(Æ) 51,342 2,446
Ensign Group, Inc. (The) 29,828 4,198
Evolus , Inc.(Æ) 111,769 1,388
Fortrea Holdings, Inc.(Æ) 45,469 1,255
Geron Corp.(Æ) 771,151 3,655
Haemonetics Corp.(Æ) 20,950 1,887
Halozyme Therapeutics, Inc.(Æ) 34,605 1,912
Harmony Biosciences Holdings, Inc.(Æ) 44,604 1,510
HealthEquity , Inc.(Æ) 12,984 1,019
Henry Schein, Inc.(Æ) 40,113 2,886
Icon PLC(Æ) 18,708 6,144
Immunovant , Inc.(Æ) 93,833 2,728
Inhibrx Biosciences, Inc.(Æ) 48,573 705
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inmode , Ltd.(Æ) 274,821 4,980
Integra LifeSciences Holdings Corp.(Æ) 69,915 1,735
Intellia Therapeutics, Inc.(Æ) 28,950 759
Jasper Therapeutics, Inc.(Æ) 33,321 616
Jazz Pharmaceuticals PLC(Æ) 18,999 2,095
KalVista Pharmaceuticals, Inc.(Æ) 58,815 855
Keros Therapeutics, Inc.(Æ) 33,321 1,671
Kura Oncology, Inc.(Æ) 87,609 1,823
Kymera Therapeutics, Inc.(Æ) 23,886 1,104
Legend Biotech Corp. - ADR(Æ) 109,760 6,189
LeMaitre Vascular, Inc. 63,624 5,528
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 1,067
Liquidia Corp.(Æ) 67,960 811
Medpace Holdings, Inc.(Æ) 10,606 4,057
Molina Healthcare, Inc.(Æ) 4,848 1,655
Moonlake Immunotherapeutics (Æ)(Ñ) 25,434 1,059
Neurocrine Biosciences, Inc.(Æ) 21,785 3,084
OmniAb , Inc.(Æ) 6,830 —
Omnicell , Inc.(Æ) 28,128 822
Option Care Health, Inc.(Æ) 44,902 1,333
Organon & Co. 155,332 3,396
Owens & Minor, Inc.(Æ) 119,462 1,962
Pacira BioSciences , Inc.(Æ) 61,586 1,272
PACS Group, Inc.(Æ) 33,845 1,212
Pennant Group, Inc. (The)(Æ) 67,867 2,023
Perrigo Co. PLC 297,877 8,421
PetIQ , Inc.(Æ) 25,898 567
Prestige Brands Holdings, Inc.(Æ) 7,856 556
PTC Therapeutics, Inc.(Æ) 9,522 322
Quest Diagnostics, Inc. 7,338 1,044
QuidelOrtho Corp.(Æ) 37,808 1,485
Rain Oncology(Æ)(Ñ)(Š) 23,153 1
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 1,859 15
Repligen Corp.(Æ) 12,123 2,029
Rocket Pharmaceuticals, Inc.(Æ) 290,058 7,019
Sarepta Therapeutics, Inc.(Æ) 13,002 1,849
Schrodinger, Inc.(Æ) 73,381 1,635
Smith & Nephew PLC - ADR(Ñ) 134,288 3,865
SpringWorks Therapeutics, Inc.(Æ) 41,443 1,488
STERIS PLC 18,634 4,449
Supernus Pharmaceuticals, Inc.(Æ) 31,278 933
Surgery Partners, Inc.(Æ) 18,011 547
Tactile Systems Technology, Inc.(Æ) 130,485 1,666
Teladoc Health, Inc.(Æ) 133,026 1,254
Tenet Healthcare Corp.(Æ) 21,704 3,249
Terns Pharmaceuticals, Inc.(Æ) 244,754 1,897
Ultragenyx Pharmaceutical, Inc.(Æ) 30,451 1,371
United Therapeutics Corp.(Æ) 6,528 2,045
Universal Health Services, Inc. Class B 12,406 2,652
US Physical Therapy, Inc. 19,081 1,860
Varex Imaging Corp.(Æ) 71,512 1,058
Veeva Systems, Inc. Class A(Æ) 6,119 1,174
Vericel Corp.(Æ) 52,837 2,669
Viking Therapeutics, Inc.(Æ) 122,721 6,995
Viridian Therapeutics, Inc.(Æ) 104,414 1,759
Waystar Holding Corp.(Æ) 15,492 356
West Pharmaceutical Services, Inc. 14,698 4,500
Xencor , Inc.(Æ) 86,405 1,764
Xenon Pharmaceuticals, Inc.(Æ) 87,099 3,757

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zai Lab, Ltd. - ADR(Æ) 118,749 2,260
Zimvie , Inc.(Æ) 172,285 3,642
233,052
Materials and Processing - 10.2%
AAON, Inc. 16,839 1,491
Acuity Brands, Inc. 2,856 718
Advanced Drainage Systems, Inc. 16,562 2,932
AdvanSix , Inc. 38,456 1,076
Alcoa Corp. 33,253 1,099
Arcadium Lithium PLC(Æ) 543,997 1,730
Ashland, Inc. 36,848 3,561
Avient Corp. 10,575 478
Axalta Coating Systems, Ltd.(Æ) 50,647 1,806
Balchem Corp. 20,807 3,692
Ball Corp. 47,654 3,042
Belden, Inc. 5,651 524
Builders FirstSource , Inc.(Æ) 34,934 5,847
Carpenter Technology Corp. 6,401 934
Cleveland-Cliffs, Inc.(Æ) 156,270 2,399
Commercial Metals Co. 77,975 4,686
Core & Main, Inc. Class A(Æ) 14,449 773
Crown Holdings, Inc. 5,723 508
Darling Ingredients, Inc.(Æ) 49,333 1,960
Eagle Materials, Inc. 17,343 4,722
Element Solutions, Inc. 244,990 6,602
Fabrinet (Æ) 5,341 1,178
FMC Corp. 49,979 2,917
Fortune Brands Innovations, Inc. 38,931 3,146
Graphic Packaging Holding Co. 21,165 637
Healthcare Services Group, Inc.(Æ) 279,217 3,191
Huntsman Corp. 21,662 518
Ingevity Corp.(Æ) 53,318 2,447
Innospec , Inc. 4,161 546
Intrepid Potash, Inc.(Æ) 19,097 498
ITT, Inc. 39,309 5,561
JELD-WEN Holding, Inc.(Æ) 73,954 1,234
Kaiser Aluminum Corp. 32,868 2,586
KAR Auction Services, Inc.(Æ) 46,088 824
Knife River Corp.(Æ) 25,914 2,061
Koppers Holdings, Inc. 24,020 978
Lennox International, Inc. 9,110 5,316
LKQ Corp. 48,313 2,005
Masterbrand, Inc.(Æ) 330,073 5,958
Mativ Holdings, Inc. 106,944 2,042
MDU Resources Group, Inc. 213,022 5,739
Minerals Technologies, Inc. 21,967 1,722
Modine Manufacturing Co.(Æ) 73,176 8,610
Mohawk Industries, Inc.(Æ) 12,972 2,089
MRC Global, Inc.(Æ) 102,533 1,485
Olin Corp. 23,277 1,062
Olympic Steel, Inc. 30,584 1,550
Osisko Gold Royalties, Ltd. 44,839 786
Owens Corning 10,132 1,888
Packaging Corp. of America 4,726 945
Pool Corp. 12,749 4,769
Quaker Chemical Corp. 6,825 1,239
Reliance Steel & Aluminum Co. 8,097 2,466
Resideo Technologies, Inc.(Æ) 50,050 1,137
Rogers Corp.(Æ) 7,320 894
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 12,915 1,784
RPM International, Inc. 6,601 802
Rush Enterprises, Inc. Class A 70,983 3,621
ScanSource , Inc.(Æ) 24,883 1,295
Sealed Air Corp. 51,724 1,968
Silgan Holdings, Inc. 130,449 6,709
SiteOne Landscape Supply, Inc.(Æ) 13,147 1,928
Smurfit WestRock PLC 31,055 1,392
Sonoco Products Co. 19,852 1,070
SPX Technologies, Inc.(Æ) 51,202 7,554
Steel Dynamics, Inc. 19,144 2,550
Timken Co. (The) 7,696 669
TimkenSteel Corp.(Æ) 51,280 1,150
Trex Co., Inc.(Æ) 24,638 2,060
TriMas Corp. 10,859 267
UFP Industries, Inc. 16,885 2,228
United States Steel Corp. 41,621 1,710
Valmont Industries, Inc. 3,453 1,030
Virco Mfg. Corp. 33,613 592
Watsco , Inc. 4,901 2,399
Worthington Industries, Inc. 9,630 481
Worthington Steel, Inc. 29,520 1,177
175,040
Producer Durables - 16.7%
ABM Industries, Inc. 4,061 226
Adient PLC(Æ) 48,697 1,254
Advantage Solutions, Inc.(Æ)(Ñ) 305,307 1,224
AECOM 40,397 3,660
Air Transport Services Group, Inc.(Æ) 91,407 1,475
Alamo Group, Inc. 5,697 1,098
Alarm.com Holdings, Inc.(Æ) 56,742 4,003
Alight, Inc. Class A(Æ) 399,178 3,022
Allison Transmission Holdings, Inc. Class A 13,732 1,216
Alta Equipment Group, Inc. 49,965 525
AMN Healthcare Services, Inc.(Æ) 41,633 2,815
Applied Industrial Technologies, Inc. 4,001 873
ArcBest Corp. 28,587 3,603
Arcosa , Inc. 45,271 4,206
Arhaus , Inc. 130,817 1,987
Avery Dennison Corp. 4,784 1,037
Badger Meter, Inc. 12,047 2,484
Barnes Group, Inc. 56,557 2,282
Barrett Business Services, Inc. 76,572 2,790
Booz Allen Hamilton Holding Corp. Class A 9,028 1,294
Brady Corp. Class A 34,658 2,482
BWX Technologies, Inc. 42,400 4,218
Cactus, Inc. Class A 11,065 698
Carlisle Cos., Inc. 4,808 2,013
Chart Industries, Inc.(Æ) 6,668 1,074
Comfort Systems USA, Inc. 8,542 2,840
Compass Diversified Holdings 74,709 1,797
Construction Partners, Inc. Class A(Æ) 59,402 3,840
CoStar Group, Inc.(Æ) 25,317 1,975
Crane Co. 20,790 3,335
Cross Country Healthcare, Inc.(Æ) 81,813 1,492
Deluxe Corp. 151,127 3,684
DMC Global, Inc.(Æ) 69,667 940
Dorian LPG, Ltd. 21,165 865
Dorman Products, Inc.(Æ) 19,023 1,928

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dycom Industries, Inc.(Æ) 11,879 2,180
EnerSys 62,739 6,897
EnPro Industries, Inc. 10,599 1,812
Esab Corp. 43,467 4,416
ESCO Technologies, Inc. 24,586 3,023
Euronet Worldwide, Inc.(Æ) 30,526 3,113
ExlService Holdings, Inc.(Æ) 90,996 3,208
Exponent, Inc. 1,789 190
FARO Technologies, Inc.(Æ) 12,960 222
Flowserve Corp. 132,918 6,719
Fluor Corp.(Æ) 37,800 1,818
Fox Factory Holding Corp.(Æ) 34,882 1,862
Franklin Electric Co., Inc. 24,410 2,603
Frontdoor , Inc.(Æ) 7,545 298
FTI Consulting, Inc.(Æ) 7,468 1,628
Gartner, Inc.(Æ) 3,010 1,509
Generac Holdings, Inc.(Æ) 16,095 2,506
GFL Environmental, Inc. 23,751 922
Gorman-Rupp Co. (The) 35,210 1,455
Granite Construction, Inc. 19,905 1,363
Green Dot Corp. Class A(Æ) 149,115 1,426
GXO Logistics, Inc.(Æ) 31,261 1,750
H&E Equipment Services, Inc. 20,683 1,082
Hackett Group, Inc. (The) 110,692 3,020
Hawaiian Holdings, Inc.(Æ) 16,734 214
Heico Corp. 12,382 2,988
Herc Holdings, Inc. 7,337 1,143
Hexcel Corp. 8,499 563
Hillman Solutions Corp.(Æ) 57,820 587
Howmet Aerospace, Inc. 42,058 4,025
Huntington Ingalls Industries, Inc. 2,524 707
Insperity , Inc. 3,209 330
Keysight Technologies, Inc.(Æ) 14,446 2,016
Kirby Corp.(Æ) 3,741 460
Knight-Swift Transportation Holdings, Inc. 9,433 513
Lamb Weston Holdings, Inc. 54,552 3,274
Landstar System, Inc. 9,875 1,879
Limbach Holdings, Inc.(Æ) 15,212 969
Lindsay Corp. 16,831 2,121
Littelfuse , Inc. 12,615 3,370
MarketAxess Holdings, Inc. 4,289 959
MasTec , Inc.(Æ) 17,488 1,924
Matson, Inc. 32,889 4,365
Maximus, Inc. 23,374 2,171
Mayville Engineering Co., Inc.(Æ) 127,401 2,435
Middleby Corp.(Æ) 8,536 1,157
MillerKnoll , Inc. 145,514 4,514
MSC Industrial Direct Co., Inc. Class A 9,976 887
Murphy USA, Inc. 1,877 948
MYR Group, Inc.(Æ) 11,935 1,677
National CineMedia , Inc.(Æ) 352,175 2,127
Nordson Corp. 6,859 1,717
NV5 Global, Inc.(Æ) 41,288 4,258
Orion Group Holdings, Inc.(Æ) 101,621 834
Paylocity Holding Corp.(Æ) 19,836 2,977
Paysafe , Ltd.(Æ) 102,616 2,154
Pentair PLC 13,065 1,148
Phinia , Inc. 71,599 3,200
PROG Holdings, Inc. 67,376 3,036
Quanta Services, Inc. 9,975 2,647
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RBC Bearings, Inc.(Æ) 1,938 564
Regal Rexnord Corp. 9,258 1,488
Repay Holdings Corp.(Æ) 461,259 4,437
RXO, Inc.(Æ) 9,872 313
Ryder System, Inc. 13,972 1,958
Ryerson Holding Corp. 45,546 1,084
Saia, Inc.(Æ) 14,253 5,956
Schneider National, Inc. Class B 108,698 2,925
Scotts Miracle- Gro Co. (The) Class A 39,652 3,117
Snap-on, Inc. 3,029 869
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 64
Stagwell , Inc.(Æ) 233,472 1,560
Standex International Corp. 22,197 4,146
Sterling Infrastructure, Inc.(Æ) 21,014 2,445
StoneCo , Ltd. Class A(Æ) 151,239 1,984
Sun Country Airlines Holdings, Inc.(Æ) 131,559 1,723
Teekay Corp.(Æ) 101,223 878
Teekay Tankers, Ltd. Class A 12,352 808
Teledyne Technologies, Inc.(Æ) 2,321 979
Terex Corp. 16,159 1,022
Tetra Tech, Inc. 14,434 3,078
Textron, Inc. 11,075 1,029
Thermon Group Holdings, Inc.(Æ) 79,805 2,618
Tidewater, Inc.(Æ) 10,522 1,041
TopBuild Corp.(Æ) 6,629 3,172
Toro Co. (The) 9,787 937
TransUnion 7,119 643
TreeHouse Foods, Inc.(Æ) 75,193 3,029
Trimble Navigation, Ltd.(Æ) 49,203 2,684
UniFirst Corp. 7,733 1,504
United Rentals, Inc. 4,381 3,317
V2X, Inc.(Æ) 60,075 3,132
Vontier Corp. 157,658 6,185
Watts Water Technologies, Inc. Class A 4,528 940
Werner Enterprises, Inc. 91,210 3,574
WESCO International, Inc. 30,963 5,417
Westinghouse Air Brake Technologies Corp. 15,241 2,456
Whole Earth Brands, Inc.(Æ)(Ñ) 83,925 409
XPO, Inc.(Æ) 48,776 5,604
288,660
Technology - 12.2%
ACI Worldwide, Inc.(Æ) 19,516 844
ACM Research, Inc. Class A(Æ) 35,513 637
ADTRAN Holdings, Inc. 20,291 137
Advanced Micro Devices, Inc.(Æ) 6,838 988
American Software, Inc. Class A 57,615 630
Appfolio , Inc. Class A(Æ) 15,654 3,467
Arista Networks, Inc.(Æ) 5,368 1,860
Aspen Technology, Inc.(Æ) 4,039 759
Avnet, Inc. 13,838 744
Bandwidth, Inc. Class A(Æ) 10,470 239
Bel Fuse, Inc. Class B 29,303 2,176
Bill.com Holdings, Inc.(Æ) 6,215 311
Blackbaud , Inc.(Æ) 2,067 164
Box, Inc. Class A(Æ) 18,284 514
Broadridge Financial Solutions, Inc. 6,755 1,446
CACI International, Inc. Class A(Æ) 11,126 5,134
Calix, Inc.(Æ) 8,224 338

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CCC Intelligent Solutions Holdings, Inc.(Æ) 277,018 2,842
Clearwater Analytics Holdings, Inc. Class
A(Æ) 115,302 2,254
Cognex Corp. 19,768 981
Coherent Corp.(Æ) 53,063 3,697
Concentrix Corp. 29,259 2,063
Conduent , Inc.(Æ) 492,664 2,010
Crane NXT Co. 69,316 4,359
Daily Journal Corp.(Æ) 2,832 1,319
Descartes Systems Group, Inc. (The)(Æ) 42,401 4,310
Diebold Nixdorf Inc (Æ) 20,109 876
Digi International, Inc.(Æ) 58,099 1,586
Diodes, Inc.(Æ) 27,037 2,114
Dolby Laboratories, Inc. Class A 32,605 2,568
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,526
DXC Technology Co.(Æ) 126,652 2,576
Dynatrace , Inc.(Æ) 63,027 2,768
Endava PLC - ADR(Æ) 25,876 824
Entegris , Inc. 37,074 4,386
Envestnet , Inc.(Æ) 42,297 2,622
Etsy, Inc.(Æ) 25,247 1,645
Evolent Health, Inc. Class A(Æ) 68,493 1,597
Fair Isaac Corp.(Æ) 7,318 11,709
Five9, Inc.(Æ) 25,765 1,148
Fortinet, Inc.(Æ) 32,036 1,859
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact , Ltd. 53,372 1,850
Global-e Online, Ltd. Class E(Æ) 33,130 1,137
Globant SA(Æ) 30,337 5,907
GoDaddy , Inc. Class A(Æ) 24,884 3,619
Guidewire Software, Inc.(Æ) 16,199 2,431
IDT Corp. Class B 57,296 2,190
Inspired Entertainment, Inc.(Æ) 28,807 266
inTEST Corp.(Æ) 97,316 1,051
Jabil Circuit, Inc. 6,244 704
Jack Henry & Associates, Inc. 4,880 837
KBR, Inc. 17,593 1,172
Kimball Electronics, Inc.(Æ) 58,138 1,378
Kulicke & Soffa Industries, Inc. 133,134 6,280
Kyndryl Holdings, Inc.(Æ) 294,750 7,920
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 572
MKS Instruments, Inc. 1,975 249
Monolithic Power Systems, Inc. 11,476 9,905
NAPCO Security Technologies, Inc. 6,079 339
NCR Atleos Corp.(Æ) 52,621 1,692
NCR Corp.(Æ) 217,032 3,201
Nice, Ltd. - ADR(Æ) 12,484 2,260
ON Semiconductor Corp.(Æ) 12,467 976
Paycom Software, Inc. 7,340 1,224
PDF Solutions, Inc.(Æ) 17,586 617
Photronics , Inc.(Æ) 34,924 887
PlayAGS , Inc.(Æ) 176,518 2,021
Plexus Corp.(Æ) 29,571 3,790
Power Integrations, Inc. 15,546 1,136
Progress Software Corp. 36,263 2,118
PTC, Inc.(Æ) 24,074 4,282
Pure Storage, Inc. Class A(Æ) 68,000 4,075
Q2 Holdings, Inc.(Æ) 13,169 889
Qualys , Inc.(Æ) 13,751 2,051
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rambus, Inc.(Æ) 18,176 935
Red Violet, Inc.(Æ) 47,815 1,232
RingCentral, Inc. Class A(Æ) 11,584 406
Sapiens International Corp. NV 47,738 1,857
Semtech Corp.(Æ) 28,165 893
Shutterstock , Inc. 134,994 5,969
Simulations Plus, Inc. 16,354 668
SiTime Corp.(Æ) 11,079 1,573
Skyworks Solutions, Inc. 7,829 890
SPS Commerce, Inc.(Æ) 34,943 7,527
Super Micro Computer, Inc.(Æ) 1,216 853
SYNNEX Corp. 7,146 852
Teradata Corp.(Æ) 73,784 2,392
Thoughtworks Holding, Inc.(Æ) 350,757 1,221
Thryv Holdings, Inc.(Æ) 5,671 110
Tyler Technologies, Inc.(Æ) 7,467 4,242
Universal Display Corp. 5,153 1,147
Verint Systems, Inc.(Æ) 4,327 156
Verra Mobility Corp.(Æ) 64,131 1,932
Vishay Intertechnology , Inc. 251,966 6,125
Western Digital Corp.(Æ) 9,420 632
WNS Holdings, Ltd.(Æ) 38,107 2,270
Zeta Global Holdings Corp. Class A(Æ) 189,707 4,064
210,999
Utilities - 2.5%
ALLETE, Inc. 12,404 800
American States Water Co. 15,862 1,309
Brookfield Infrastructure Corp. Class A 35,625 1,386
California Water Service Group 28,505 1,524
Chesapeake Energy Corp.(Ñ) 6,771 517
Chesapeake Utilities Corp. 15,539 1,834
Chord Energy Corp. 4,471 768
Cogent Communications Holdings, Inc. 20,249 1,429
Crescent Energy Co. Class A 216,147 2,644
DT Midstream, Inc. 67,071 5,055
Gulfport Energy Corp.(Æ) 2,475 364
IDACORP, Inc. 65,534 6,406
Iridium Communications, Inc. 12,321 354
Magnolia Oil & Gas Corp. Class A 14,305 390
Northern Oil and Gas, Inc. 33,513 1,447
NorthWestern Corp. 71,641 3,852
Ovintiv , Inc. 7,842 364
Permian Resources Corp. 76,169 1,168
RGC Resources, Inc. 47,873 1,078
Talos Energy, Inc.(Æ) 66,207 784
Vistra Corp. 70,820 5,610
Vital Energy, Inc.(Æ) 63,459 2,767
Vitesse Energy, Inc. 22,391 581
42,431
Total Common Stocks
(cost $946,523) 1,684,568
Warrants and Rights - 0.0%
Chord Energy Corp.
2024  Warrants(Æ)(Ñ) 8,388 275
2025  Warrants(Æ) 4,193 113
Nabors Industries, Inc.(Æ)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
2026  Warrants 3,926 33
Total Warrants and Rights
(cost $58) 421
Short-Term Investments - 2.1%
U.S. Cash Management Fund(@) 36,185,006
(∞)
36,178
Total Short-Term Investments
(cost $36,175) 36,178
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 9,199,466
(∞)
9,199
Total Other Securities
(cost $9,199) 9,199
Total Investments - 100.4%
(identified cost $991,955) 1,730,366
Other Assets and Liabilities,
Net - (0.4)%
(6,404)
Net Assets - 100.0%
1,723,962

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 103
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 301 USD 34,209 09/24 3,445
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,445
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 220,319 $ — $ —
$ —
$ 220,319
Consumer Staples 54,323 — —
—
54,323
Energy 71,728 — —
—
71,728
Financial Services 388,016 — —
—
388,016
Health Care 232,989 — 63
—
233,052
Materials and Processing 175,040 — —
—
175,040
Producer Durables 288,660 — —
—
288,660
Technology 210,999 — —
—
210,999
Utilities 42,431 — —
—
42,431
Warrants and Rights 421 — — — 421
Short-Term Investments — — — 36,178 36,178
Other Securities — — — 9,199 9,199
Total Investments
1,684,926 — 63 45,377 1,730,366
Other Financial Instruments
Assets
Futures Contracts 3,445 — — — 3,445
Total Other Financial Instruments
*
$ 3,445 $ — $ — $ — $ 3,445
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed U.S. Mid & Small Cap Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,622 $ 192,337 $ 191,783 $ — $ 2 $ 36,178 $ 1,608 $ —
U.S. Cash Collateral Fund 28,387 118,494 137,682 — — 9,199 834 —
$ 64,009 $ 310,831 $ 329,465 $ — $ 2 $ 45,377 $ 2,442 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.8%
Argentina - 0.1%
Grupo Financiero Galicia SA - ADR 30,645 888
YPF SA - ADR(Æ) 236,498 4,716
5,604
Australia - 1.3%
Aristocrat Leisure, Ltd. 43,905 1,558
ASX, Ltd. 22,450 954
BHP Group, Ltd. 123,093 3,417
BlueScope Steel, Ltd. 40,510 583
Brambles, Ltd. 164,769 1,682
Commonwealth Bank of Australia 93,336 8,411
EBOS Group, Ltd. 33,880 726
Glencore PLC 864,714 4,787
Goodman Group(ö) 286,858 6,637
Macquarie Group, Ltd. 5,422 745
Medibank Pvt , Ltd. 519,559 1,353
Northern Star Resources, Ltd. 106,919 994
Pro Medicus , Ltd. 7,655 720
Qantas Airways, Ltd.(Æ) 391,162 1,660
QBE Insurance Group, Ltd. 163,228 1,930
REA Group, Ltd. 6,026 807
Rio Tinto PLC 66,336 4,295
Rio Tinto, Ltd. 19,593 1,506
Santos, Ltd. 219,561 1,139
Telstra Group, Ltd. 219,893 567
Wesfarmers, Ltd. 68,218 3,287
WiseTech Global, Ltd. 17,684 1,110
Woolworths Group, Ltd. 73,825 1,666
50,534
Austria - 0.5%
ams AG(Æ) 755,204 1,014
Erste Group Bank AG 233,735 12,132
Mondi PLC 248,417 4,862
18,008
Belgium - 0.2%
Ageas SA 46,044 2,194
Anheuser-Busch InBev SA 37,682 2,239
Proximus SA 156,860 1,135
Syensqo SA 7,540 666
UCB SA 13,307 2,228
8,462
Brazil - 2.1%
Ambev SA 3,227,323 6,607
Atacadao SA 1,032,741 1,691
B3 SA - Brasil Bolsa Balcao 148,446 285
Banco Bradesco SA - ADR 3,747,062 8,318
Banco do Brasil SA 538,604 2,528
Caixa Seguridade Participacoes S/A 232,642 593
Centrais Eletricas Brasileiras SA 341,695 2,391
Cia de Saneamento Basico do Estado de
Sao Paulo 306,008 4,774
Cosan SA 3,459 8
Equatorial Energia SA 142,306 821
Gerdau SA - ADR 433,430 1,404
Hypera SA 31,472 160
Itau Unibanco Holding SA - ADR 910,178 5,480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Localiza Rent a Car SA 261,008 2,022
Lojas Renner SA 1,423,016 3,336
MercadoLibre , Inc.(Æ) 4,305 7,185
Petro Rio SA 221,785 1,884
Petroleo Brasileiro SA - ADR 589,983 8,419
Raia Drogasil SA 1,228,213 5,993
Rumo SA 212,445 832
Suzano SA 73,767 703
Telefonica Brasil SA 464,384 3,983
Ultrapar Participacoes SA 627,123 2,463
Vale SA Class B - ADR 539,506 5,854
WEG SA 195,046 1,747
Wheaton Precious Metals Corp. 29,676 1,774
81,255
Burkina Faso - 0.0%
Endeavour Mining PLC 71,170 1,566
Canada - 3.8%
Agnico Eagle Mines, Ltd. 9,779 755
Air Canada Class B(Æ) 47,523 548
Alimentation Couche-Tard, Inc. 94,175 5,805
ARC Resources, Ltd. 134,430 2,326
Bank of Montreal 7,324 618
Bank of Nova Scotia (The) 12,742 595
Barrick Gold Corp. 212,680 3,940
Brookfield Asset Management, Inc. 10,546 514
Brookfield Asset Management, Inc.
Class A 24,440 1,067
CAE, Inc.(Æ) 25,067 456
Cameco Corp. Class A 24,306 1,106
Canadian National Railway Co. 125,103 14,482
Canadian Natural Resources, Ltd. 37,156 1,319
Canadian Pacific Kansas City, Ltd. 54,723 4,589
CCL Industries, Inc. Class B 59,400 3,232
Cenovus Energy, Inc. 50,145 1,010
CGI Group, Inc.(Æ) 43,117 4,916
Constellation Software, Inc. 1,754 5,534
Descartes Systems Group, Inc. (The)
(Æ) 10,597 1,078
Dollarama , Inc. 87,191 8,174
Empire Co., Ltd. Class A 30,956 818
Enbridge, Inc. 58,672 2,196
Fairfax Financial Holdings, Ltd. 3,122 3,682
Fortis, Inc. 2,182 91
Franco-Nevada Corp. Class T 11,708 1,509
George Weston, Ltd. 5,330 825
Great-West Lifeco , Inc. 29,092 874
Hydro One, Ltd.(Þ) 26,918 844
iA Financial Corp., Inc. 7,703 521
Imperial Oil, Ltd. 17,826 1,277
Intact Financial Corp. 28,889 5,250
Ivanhoe Mines, Ltd. Class A(Æ) 844,768 11,044
Loblaw Cos., Ltd. 53,003 6,536
Magna International, Inc. Class A 151,331 6,716
Manulife Financial Corp. 106,997 2,850
Metro, Inc. Class A 53,505 3,186
National Bank of Canada 9,586 802
Nutrien , Ltd. 21,788 1,117
Onex Corp. 9,887 678

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Open Text Corp. 7,239 228
Pembina Pipeline Corp. 10,204 395
Rogers Communications, Inc. Class B 33,152 1,282
Royal Bank of Canada 45,502 5,085
Saputo, Inc. 16,604 382
Shopify, Inc. Class A(Æ) 81,595 4,994
Stantec , Inc. 86,383 7,601
Sun Life Financial, Inc. 47,252 2,346
Suncor Energy, Inc. 18,907 755
Teck Resources, Ltd. Class B 57,155 2,802
TFI International, Inc. 9,381 1,460
Thomson Reuters Corp. 4,644 753
Toromont Industries, Ltd. 9,822 913
Toronto-Dominion Bank (The) 83,171 4,911
West Fraser Timber Co., Ltd. 8,451 749
147,536
Chile - 0.1%
Antofagasta PLC 35,475 917
Empresas COPEC SA 99,745 695
Enel Americas SA 7,751,781 725
Sociedad Quimica y Minera de Chile
SA - ADR 4,222 161
2,498
China - 8.5%
Agricultural Bank of China, Ltd. Class
A 2,500,000 1,588
Alibaba Group Holding, Ltd. 3,641,477 35,870
Aluminum Corp. of China, Ltd. Class A 2,484,033 2,368
Aluminum Corp. of China, Ltd. Class H 7,286,689 4,085
Anhui Conch Cement Co., Ltd. Class H 61,891 151
Anhui Gujing Distillery Co Ltd Class A 21,000 548
Anta Sports Products, Ltd. 19,200 170
Baidu, Inc. - ADR(Æ) 32,347 2,865
Bank of China, Ltd. Class A 1,108,900 715
Bank of China, Ltd. Class H 1,994,000 890
Bank of Communications Co., Ltd.
Class A 768,700 783
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 1,429,200 2,567
BOE Technology Group Co., Ltd. Class
A 1,319,300 718
BYD Co., Ltd. Class A 20,900 713
BYD Co., Ltd. Class H 87,500 2,582
CGN Power Co., Ltd. Class A 2,615,100 1,692
CGN Power Co., Ltd. Class H(Þ) 2,578,000 1,053
China Construction Bank Corp. Class H 13,560,000 9,452
China Energy Engineering Group Co.,
Ltd.(Æ) 1,365,920 417
China Galaxy Securities Co., Ltd. Class
A 408,800 617
China International Capital Corp., Ltd.
Class A 152,700 640
China International Capital Corp., Ltd.
Class H(Þ) 2,289,200 2,552
China Life Insurance Co., Ltd. Class A 309,800 1,376
China Life Insurance Co., Ltd. Class H 782,000 1,078
China Merchants Bank Co., Ltd. Class
A 41,016 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Merchants Bank Co., Ltd. Class
H 775,598 3,208
China Merchants Securities Co., Ltd.
Class A 761,750 1,566
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 2,640,554 3,193
China National Nuclear Power Co., Ltd.
Class A 495,700 755
China Oilfield Services, Ltd. Class H 212,593 187
China Overseas Land & Investment,
Ltd. 1,695,500 2,724
China Pacific Insurance Group Co., Ltd.
Class A 183,400 747
China Resources Land, Ltd. 1,560,617 4,688
China Shenhua Energy Co., Ltd. Class
A 118,100 650
China Southern Airlines Co., Ltd. Class
A(Æ) 898,100 733
China Tourism Group Duty Free Corp.,
Ltd. Class A 93,300 883
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 15,700 111
China Tower Corp., Ltd. Class H(Þ) 9,272,000 1,137
China Yangtze Power Co., Ltd. Class A 180,800 747
CMOC Group, Ltd. Class A 91,400 95
Contemporary Amperex Technology
Co., Ltd. Class A 130,064 3,343
Country Garden Services Holdings Co.,
Ltd. 5,311,751 3,202
CSPC Pharmaceutical Group, Ltd. 257,447 192
DiDi Global, Inc. - ADR(Æ) 322,134 1,182
Dongfeng Motor Group Co., Ltd. Class
H 1,098,000 320
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 117,430 570
Fuyao Glass Industry Group Co., Ltd.
Class A 95,900 596
Geely Automobile Holdings, Ltd. 7,100,421 7,210
GF Securities Co., Ltd. Class A 385,300 671
Great Wall Motor Co., Ltd. Class A 205,700 673
Gree Electric Appliances, Inc. of Zhuhai
Class A 130,400 721
H World Group, Ltd. - ADR 179,581 5,387
Haidilao International Holding, Ltd.(Þ) 308,000 497
Haier Smart Home Co., Ltd. Class H 2,383,116 7,798
Haitian International Holdings, Ltd. 114,000 330
Huatai Securities Co., Ltd. Class A 702,300 1,291
Industrial & Commercial Bank of
China, Ltd. Class H 15,068,463 8,344
JD.com, Inc. Class A 129,500 1,706
JD.com, Inc. - ADR 147,164 3,884
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 8,071 47
JOYY, Inc. - ADR 29,165 971
Kanzhun , Ltd. - ADR 308,811 4,194
KE Holdings, Inc. - ADR 187,869 2,602
Kuaishou Technology(Æ)(Þ) 1,820,317 10,123
Kweichow Moutai Co., Ltd. Class A 10,600 2,081
Lenovo Group, Ltd. 3,300,000 4,284
Li Auto, Inc. Class A(Æ) 201,801 1,980
Li Auto, Inc. - ADR(Æ) 92,981 1,835

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Li Ning Co., Ltd. 1,100,953 2,056
Liaoning Port Co., Ltd. Class A 3,585,900 634
Longfor Group Holdings, Ltd.(Þ) 9,040,000 11,615
Luxshare Precision Industry Co., Ltd.
Class A 154,200 825
Meituan Class B(Æ)(Þ) 401,836 5,558
Midea Group Co., Ltd. Class A 53,600 472
Muyuan Foods Co., Ltd. Class A(Æ) 95,573 578
NARI Technology Co., Ltd. Class A 82,900 275
NetEase , Inc. 39,470 727
New China Life Insurance Co., Ltd.
Class A 93,051 410
Nongfu Spring Co., Ltd. Class H(Þ) 286,427 1,118
PDD Holdings, Inc. - ADR(Æ) 78,657 10,138
PetroChina Co., Ltd. Class A 1,180,200 1,459
PICC Property & Casualty Co., Ltd.
Class A 893,354 707
PICC Property & Casualty Co., Ltd.
Class H 590,000 774
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 904
Ping An Insurance Group Co. of China,
Ltd. Class H 689,500 2,986
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,305,000 696
Prosus NV(Æ) 19,441 676
Qingdao Haier Co., Ltd. Class A 387,900 1,462
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 573,800 1,236
SAIC Motor Corp., Ltd. Class A 502,132 1,019
Sany Heavy Industry Co., Ltd. Class A 189,007 422
SF Holding Co., Ltd. Class A 140,400 680
Shandong Gold Mining Co., Ltd. Class
A 215,896 889
Shandong Nanshan Aluminum Co., Ltd.
Class A 1,591,300 798
Shanghai Electric Group Co., Ltd. Class
A(Æ) 1,181,000 630
Shanghai International Airport Co., Ltd.
Class A 79,800 381
Shanghai Pudong Development Bank
Co., Ltd. Class A 641,000 744
Shenwan Hongyuan Group Co., Ltd.
Class A 1,136,500 719
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 6,500 231
Suofeiya Home Collection Co., Ltd.
Class A 120,600 235
Tencent Holdings, Ltd. 1,622,828 74,929
Tencent Music Entertainment Group
- ADR 46,496 659
Trip.com Group, Ltd. - ADR(Æ) 59,051 2,511
Tsingtao Brewery Co., Ltd. Class A 61,029 581
Tsingtao Brewery Co., Ltd. Class H 150,000 959
Vipshop Holdings, Ltd. - ADR 38,131 520
Want Want China Holdings, Ltd. 339,000 204
Weichai Power Co., Ltd. Class H 419,041 672
Will Semiconductor, Ltd. Class A 32,657 467
Wilmar International, Ltd. 192,800 461
Wuliangye Yibin Co., Ltd. Class A 198,800 3,480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xiaomi Corp. Class B(Æ)(Þ) 1,002,400 2,144
Yihai International Holding, Ltd. 339,000 510
YTO Express Group Co., Ltd. Class A 292,100 579
Yum China Holdings, Inc. 29,052 879
Zhejiang Zheneng Electric Power Co.,
Ltd. Class A 741,100 678
Zhuzhou CRRC Times Electric Co.,
Ltd. Class A 109,805 826
Zijin Mining Group Co., Ltd. Class H 6,266,000 12,809
ZTE Corp. Class A 228,100 869
ZTO Express, Inc. - ADR 14,239 270
330,194
Denmark - 2.0%
Carlsberg A/S Class B 6,062 732
Coloplast A/S Class B 12,308 1,598
Danske Bank A/S 212,220 6,493
DSV A/S 29,904 5,486
Genmab A/S(Æ) 1,863 527
Novo Nordisk A/S Class B 427,600 56,658
Novozymes A/S Class B 40,193 2,560
Rockwool International A/S Class B 2,136 945
Vestas Wind Systems A/S(Æ) 166,570 4,116
79,115
Finland - 0.5%
Elisa OYJ 9,821 457
Kone OYJ Class B 21,879 1,117
Nokia OYJ 3,693,738 14,488
UPM- Kymmene OYJ 25,399 839
Wartsila OYJ Class B 82,868 1,709
18,610
France - 6.5%
Accor SA 370,716 14,253
Air Liquide SA Class A 30,934 5,638
Airbus Group SE 53,676 8,106
Amundi SA(Þ) 124,438 9,071
Arkema SA 6,830 616
AXA SA 210,107 7,369
BioMerieux 6,339 670
BNP Paribas SA 72,584 4,972
Bollore SA 107,766 671
Bouygues SA 32,409 1,118
Bureau Veritas SA 188,686 5,910
Capgemini SE 31,614 6,274
Carrefour SA 248,983 3,714
Cie de Saint-Gobain SA 104,612 8,966
Dassault Aviation SA 34,376 6,927
Dassault Systemes SE 67,578 2,559
Edenred SE 14,786 615
Eiffage SA 10,409 1,034
Engie SA 407,351 6,402
EssilorLuxottica SA 16,130 3,682
Hermes International 1,622 3,543
Ipsen SA 13,906 1,561
Legrand SA 16,313 1,759
L'Oreal SA 38,320 16,594
LVMH Moet Hennessy Louis Vuitton
SE 29,851 21,039
Michelin (CGDE) 453,379 17,954

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orange SA 401,794 4,458
Pernod Ricard SA 23,192 3,106
Publicis Groupe SA 82,184 8,578
Renault SA 71,422 3,457
Rexel SA Class H 513,660 13,030
Safran SA 12,465 2,733
Sartorius Stedim Biotech 69,785 13,807
Societe Generale SA 181,819 4,706
Teleperformance 104,504 13,368
Thales SA 5,357 850
TotalEnergies SE 228,754 15,428
Valeo SE 140,116 1,600
Vinci SA 18,756 2,138
Vivendi SE 191,147 2,038
250,314
Germany - 4.6%
adidas AG 30,530 7,638
Allianz SE 14,807 4,178
BASF SE 282,803 13,188
Bayer AG 182,320 5,422
Beiersdorf AG 19,685 2,858
Brenntag SE 19,138 1,362
Carl Zeiss Meditec AG 952 65
Ceconomy AG(Æ) 98,566 297
Continental AG 80,271 4,923
Covestro AG(Æ)(Þ) 181,042 10,667
Daimler Truck Holding AG 447,906 17,170
Deutsche Boerse AG 76,424 15,647
Deutsche Post AG 21,870 976
Deutsche Telekom AG 204,209 5,337
E.ON SE 90,006 1,262
Evonik Industries AG 384,616 7,809
Fresenius Medical Care AG & Co.
KGaA 180,207 6,994
Fresenius SE & Co. KGaA (Æ) 141,365 5,072
Hannover Rueck SE 11,665 2,899
Heidelberg Materials AG 85,057 8,878
Henkel AG & Co. KGaA 12,769 990
Infineon Technologies AG 141,385 4,900
Knorr- Bremse AG 20,753 1,673
Mercedes-Benz Group AG 56,963 3,769
Merck KGaA 13,645 2,444
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 6,908
Rheinmetall AG 12,790 6,971
SAP SE 84,258 17,777
Siemens AG 49,626 9,097
Symrise AG 24,098 3,044
180,215
Ghana - 0.1%
Kosmos Energy, Ltd.(Æ) 592,647 3,277
Tullow Oil PLC(Æ) 5,162,468 2,035
5,312
Greece - 0.5%
Alpha Services and Holdings SA 2,449,436 4,524
Eurobank Ergasias SA 4,362,128 9,992
Hellenic Telecommunications
Organization SA 33,711 554
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Greece SA 275,241 2,419
Piraeus Financial Holdings SA 733,084 3,091
20,580
Hong Kong - 1.0%
AIA Group, Ltd. 2,088,887 13,922
CK Asset Holdings, Ltd. 669,000 2,546
Hang Seng Bank, Ltd. 36,094 444
Hong Kong Exchanges & Clearing, Ltd. 174,917 5,158
Nine Dragons Paper Holdings, Ltd.(Æ) 325,000 127
Orient Overseas International, Ltd. 65,500 919
Pacific Basin Shipping, Ltd. 794,000 239
Prudential PLC 464,925 4,151
Sun Hung Kai Properties, Ltd. 35,500 309
Swire Pacific, Ltd. Class A 6,813 59
Techtronic Industries Co., Ltd. 777,500 10,058
WH Group, Ltd.(Þ) 3,780,826 2,463
40,395
Hungary - 0.1%
OTP Bank PLC 58,986 3,020
India - 5.0%
ABB, Ltd. 1,872 177
Asian Paints, Ltd. 18,709 691
Astral, Ltd. 25,187 659
Aurobindo Pharma, Ltd. 49,281 845
Avenue Supermarts , Ltd.(Æ)(Þ) 31,612 1,864
Axis Bank, Ltd. 436,910 6,102
Axis Bank, Ltd. - GDR(Þ) 41,725 2,917
Bajaj Auto, Ltd. 6,744 781
Bajaj Holdings and Investment, Ltd. 4 1
Balkrishna Industries, Ltd. 24,136 960
Berger Paints India, Ltd. 36,575 243
Bharat Electronics, Ltd. 250,896 952
Bharti Infratel , Ltd.(Æ) 176,714 915
Britannia Industries, Ltd. 11,691 808
Canara Bank 3,530,995 4,855
Cipla , Ltd. 188,918 3,493
Cummins India, Ltd. 14,856 686
Dabur India, Ltd. Class A 171,874 1,307
Divi's Laboratories, Ltd. 17,053 1,003
Dr Reddy's Laboratories, Ltd. 23,010 1,859
GAIL India, Ltd. 66,136 191
GMR Infrastructure, Ltd.(Æ) 2,067,830 2,524
Godrej Consumer Products, Ltd. 117,962 2,032
HCL Technologies, Ltd. 41,700 820
HDFC Asset Manangement Co., Ltd.(Þ) 15,132 745
HDFC Bank, Ltd. 1,361,790 26,224
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,483
Hero MotoCorp, Ltd. 10,871 715
Hindalco Industries, Ltd. 159,785 1,281
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,672
Hindustan Unilever, Ltd. 75,615 2,448
ICICI Bank, Ltd. 954,104 13,892
ICICI Bank, Ltd. - ADR 149,631 4,356
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 2,156
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 233,913 2,057
Infosys, Ltd. 181,061 4,032

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infosys, Ltd. - ADR 63,951 1,415
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 8,032
ITC, Ltd. 438,304 2,599
Jio Financial Services, Ltd.(Æ) 143,335 565
Kotak Mahindra Bank, Ltd. 74,495 1,616
Larsen & Toubro, Ltd. 79,075 3,620
Larsen & Toubro, Ltd. - GDR(Þ) 38,672 1,764
Macrotech Developers, Ltd.(Þ) 182,653 2,869
Mahindra & Mahindra, Ltd. 20,597 717
MakeMyTrip , Ltd.(Æ) 78,276 7,326
Marico, Ltd. 50,916 411
Maruti Suzuki India, Ltd. 26,358 4,139
Nestle India, Ltd. 60,880 1,792
Oil & Natural Gas Corp., Ltd. 591,620 2,371
PB Fintech, Ltd.(Æ) 46,735 814
Petronet LNG, Ltd. 188,848 830
Pidilite Industries, Ltd. 41,747 1,590
Polycab India, Ltd. 8,271 680
Power Grid Corp. of India, Ltd. 1,059,782 4,419
Reliance Industries, Ltd. 386,852 13,980
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,626
SBI Life Insurance Co., Ltd.(Þ) 38,293 802
Shriram Transport Finance Co., Ltd. 70,746 2,486
Siemens, Ltd. 26,374 2,256
SRF, Ltd. Class 7 23,406 741
State Bank of India 615,001 6,435
Sun Pharmaceutical Industries, Ltd. 45,190 929
Tata Consultancy Services, Ltd. 15,735 826
Tata Motors, Ltd. Class A 160,572 1,528
Tech Mahindra, Ltd. 46,416 864
Titan Co., Ltd. 6,004 249
UltraTech Cement, Ltd. 36,526 5,199
United Spirits, Ltd. 161,203 2,724
Wipro, Ltd. 357,448 2,229
192,189
Indonesia - 0.5%
Amman Mineral Internasional PT(Æ) 1,092,100 794
Bank Central Asia Tbk PT 4,880,590 3,098
Bank Mandiri Persero Tbk PT 14,531,206 5,751
Bank Negara Indonesia Persero Tbk PT 3,516,130 1,081
Bank Rakyat Indonesia Persero Tbk PT 24,115,180 6,956
Telkom Indonesia Persero Tbk PT 3,206,952 570
18,250
Ireland - 1.3%
Accenture PLC Class A 42,617 14,090
AerCap Holdings NV 6,729 632
AIB Group PLC 554,378 3,173
Bank of Ireland Group PLC 1,157,704 13,078
Flutter Entertainment PLC(Æ) 42,515 8,392
Kerry Group PLC Class A 108,596 10,152
Kingspan Group PLC 20,703 1,932
51,449
Israel - 0.2%
Bank Hapoalim BM 121,768 1,117
Bank Leumi Le-Israel BM 66,942 576
Check Point Software Technologies,
Ltd.(Æ) 26,282 4,821
NICE, Ltd.(Æ) 3,855 698
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Industries, Ltd.
- ADR 43,630 760
Wix.com, Ltd.(Æ) 4,892 763
8,735
Italy - 1.9%
Assicurazioni Generali SpA 228,914 5,925
BPER Banca SpA 828,821 4,840
Davide Campari-Milano NV SpA 428,705 3,867
DiaSorin SpA 6,104 667
Enel SpA 1,706,641 12,171
Eni SpA 428,121 6,839
FinecoBank Banca Fineco SpA 686,119 11,654
Leonardo SpA 30,392 723
Moncler SpA 58,410 3,480
Ryanair Holdings PLC - ADR 55,427 5,615
UniCredit SpA 367,910 15,092
70,873
Japan - 12.1%
Advantest Corp. 126,400 5,519
Ajinomoto Co., Inc. 23,700 979
Alfresa Holdings Corp. 83,800 1,318
Alps Alpine Co., Ltd. 111,800 1,189
Amada Co., Ltd. 329,000 3,889
Asahi Group Holdings, Ltd. 13,200 488
Bandai Namco Holdings, Inc. 93,100 1,978
Bridgestone Corp. 98,200 4,034
Canon, Inc. 109,900 3,472
Central Japan Railway Co. 50,900 1,204
Chiba Bank, Ltd. (The) 113,800 1,079
Chugai Pharmaceutical Co., Ltd. 41,300 1,807
Concordia Financial Group, Ltd. 144,500 914
Dai-ichi Life Holdings, Inc. 193,185 5,937
Daiichi Sankyo Co., Ltd. 242,100 9,853
Daikin Industries, Ltd. 11,900 1,723
Daito Trust Construction Co., Ltd. 6,000 723
Daiwa House Industry Co., Ltd. 61,900 1,771
DeNA Co., Ltd. 80,500 831
Dentsu , Inc. 91,100 2,431
Disco Corp. 3,200 1,047
Eisai Co., Ltd. 83,200 3,188
Eneos Holdings, Inc. 142,200 750
FANUC Corp. 22,100 660
Fast Retailing Co., Ltd. 6,600 1,813
Fujifilm Holdings Corp. 162,963 3,857
Fujitsu, Ltd. 127,440 2,276
Fukuoka Financial Group, Inc. 140,900 3,965
Hakuhodo DY Holdings, Inc. 207,900 1,701
Hamamatsu Photonics KK 1,800 52
Hankyu Hanshin Holdings, Inc. 26,800 766
Hino Motors, Ltd.(Æ) 320,500 1,042
Hirose Electric Co., Ltd. 6,800 855
Hitachi, Ltd. 137,000 2,961
Honda Motor Co., Ltd. 500,495 5,362
Hoshizaki Corp. 9,000 286
Hoya Corp. 18,500 2,312
Iida Group Holdings Co., Ltd. 159,800 2,422
Isuzu Motors, Ltd. 506,900 6,948
ITOCHU Corp. 101,818 5,227
Japan Airlines Co., Ltd. 92,400 1,516

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 106,600 2,499
Japan Post Holdings Co., Ltd. 301,700 3,216
Japan Post Insurance Co., Ltd. Class A 147,500 3,066
JGC Holdings Corp. 138,500 1,182
Kajima Corp. 90,400 1,759
Kao Corp. 81,000 3,558
KDDI Corp. 81,700 2,455
Keyence Corp. 41,300 17,967
Kikkoman Corp. 88,400 1,109
Kirin Holdings Co., Ltd. 207,900 2,950
Komatsu, Ltd. 335,000 9,608
Kubota Corp. 356,300 5,139
Kyowa Kirin Co., Ltd. 108,900 2,304
Makita Corp. 119,400 3,902
Matsumotokiyoshi Holdings Co., Ltd. 49,200 804
McDonald's Holdings Co. Japan, Ltd. 32,900 1,364
Meiji Holdings Co., Ltd. 12,900 327
Minebea Co., Ltd. 312,500 7,479
Mitsubishi Electric Corp. 199,800 3,354
Mitsubishi Estate Co., Ltd. 269,800 4,585
Mitsubishi Gas Chemical Co., Inc. 106,200 2,041
Mitsubishi Heavy Industries, Ltd. 71,200 859
Mitsubishi UFJ Financial Group, Inc. 1,048,500 12,184
Mitsui Fudosan Co., Ltd. 145,800 1,510
Mizuho Financial Group, Inc. 115,300 2,637
MS&AD Insurance Group Holdings,
Inc. 424,500 9,992
Murata Manufacturing Co., Ltd. 86,900 1,922
NEC Corp. 19,700 1,726
Nexon Co., Ltd. 14,700 318
Nidec Corp. 205,100 9,100
Nikon Corp. 112,800 1,299
Nintendo Co., Ltd. 61,550 3,419
Nippon Express Holdings, Inc. 13,700 681
Nippon Telegraph & Telephone Corp. 1,026,000 1,094
Nissan Motor Co., Ltd. 756,000 2,435
Nissin Foods Holdings Co., Ltd. 23,100 689
Nitori Holdings Co., Ltd. 6,800 812
Nitto Denko Corp. 153,400 13,404
Nomura Holdings, Inc. 520,500 3,225
Nomura Research Institute, Ltd. 11,200 346
Obayashi Corp. 136,800 1,800
Obic Co., Ltd. 6,200 944
Oji Holdings Corp. 178,800 764
Olympus Corp. 389,000 6,679
Ono Pharmaceutical Co., Ltd. 146,200 2,183
Oracle Corp. 19,100 1,567
Oriental Land Co., Ltd. 25,400 722
Osaka Gas Co., Ltd. 104,300 2,368
Otsuka Corp. 30,800 681
Otsuka Holdings Co., Ltd. 70,800 3,663
Pan Pacific International Holdings
Corp. 32,300 841
Persol Holdings Co., Ltd. 1,335,700 2,300
Rakuten , Inc.(Æ) 139,500 813
Recruit Holdings Co., Ltd. 85,000 4,858
Renesas Electronics Corp. 39,700 701
Resona Holdings, Inc. 1,945,600 14,116
Rinnai Corp. 73,800 1,814
Rohm Co., Ltd. 211,800 2,874
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 37,363 2,397
Sega Sammy Holdings, Inc. 176,600 2,874
Sekisui Chemical Co., Ltd. 96,600 1,458
Sekisui House, Ltd. 55,200 1,385
Seven & i Holdings Co., Ltd. 121,200 1,457
Shimadzu Corp. 65,000 1,921
Shimano, Inc. 7,087 1,256
Shimizu Corp. 147,600 932
Shin-Etsu Chemical Co., Ltd. 544,000 24,306
Shionogi & Co., Ltd. 29,700 1,307
Shizuoka Financial Group, Inc. 28,300 285
SMC Corp. 6,200 3,031
Sompo Japan Nipponkoa Holdings, Inc. 3,603 82
Sony Group Corp. 57,500 5,116
Stanley Electric Co., Ltd. 123,500 2,445
Subaru Corp. 202,300 3,992
Sumitomo Electric Industries, Ltd. 347,400 5,310
Sumitomo Heavy Industries, Ltd. 33,500 904
Sumitomo Mitsui Financial Group, Inc. 148,902 10,781
Sumitomo Mitsui Trust Holdings, Inc. 291,600 7,356
Sumitomo Realty & Development Co.,
Ltd. 31,500 1,040
Sumitomo Rubber Industries, Ltd. 116,300 1,224
Suntory Beverage & Food, Ltd. 202,300 7,316
T&D Holdings, Inc. 510,100 9,655
Taiheiyo Cement Corp. 84,800 2,322
Taiyo Nippon Sanso Corp. 24,600 806
Takeda Pharmaceutical Co., Ltd. 226,000 6,458
TDK Corp. 137,900 9,604
Terumo Corp. 203,300 3,631
THK Co., Ltd. 131,600 2,492
TIS, Inc. 10,200 221
Toho Co., Ltd. 31,200 1,125
Tokio Marine Holdings, Inc. 142,800 5,676
Tokyo Electric Power Co. Holdings,
Inc.(Æ) 134,300 676
Tokyo Electron, Ltd. 66,300 13,387
Tokyo Gas Co., Ltd. 16,200 356
Toray Industries, Inc. 961,100 5,039
Toto, Ltd. 57,000 1,594
Toyota Motor Corp. 441,600 8,596
Trend Micro, Inc. 8,500 408
Tsuruha Holdings, Inc. 26,300 1,629
Unicharm Corp. 41,888 1,402
USS Co., Ltd. 46,600 419
Yakult Honsha Co., Ltd. 27,400 564
Yamaha Motor Co., Ltd. 294,000 2,753
Yamato Holdings Co., Ltd. 167,400 2,045
Yokogawa Electric Corp. 30,300 766
467,952
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 497
Kazakhstan - 0.0%
Air Astana JSC - GDR(Æ)(Þ) 83,084 582
Luxembourg - 0.5%
ArcelorMittal SA 308,991 6,976
Eurofins Scientific SE 178,764 10,598

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTL Group SA 32,968 1,040
18,614
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 1,704,792 7,119
Malaysia - 0.1%
CIMB Group Holdings BHD 895,115 1,449
Hong Leong Bank BHD 158,291 664
Hong Leong Financial Group BHD 261,314 977
Petronas Chemicals Group BHD 426,900 539
Press Metal Berhad 381,300 445
Public Bank BHD 680,000 623
4,697
Mexico - 0.9%
America Movil SAB de CV 1,519,949 1,269
America Movil SAB de CV - ADR 107,757 1,802
Arca Continental SAB de CV 104,843 1,032
Cemex SAB de CV - ADR 985,093 6,324
Coca-Cola Femsa SAB de CV 232,817 2,113
Fomento Economico Mexicano SAB
de CV 215,980 2,385
Fresnillo PLC 552,320 4,169
Gruma SAB de CV Class B 35,595 665
Grupo Aeroportuario del Sureste SAB
de CV Class B 18,911 570
Grupo Bimbo SAB de CV 211,310 739
Grupo Carso SAB de CV 176,166 1,133
Grupo Financiero Banorte SAB de CV
Class O 570,218 4,273
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,552,145 3,780
Southern Copper Corp. 8,869 946
Ternium SA - ADR 58,139 2,016
Wal-Mart de Mexico SAB de CV 535,101 1,779
34,995
Netherlands - 3.7%
ABN AMRO Bank NV(Þ) 272,609 4,751
Adyen NV(Æ)(Þ) 2,205 2,699
Argenx SE(Æ) 6,920 3,552
ASM International NV 971 670
ASML Holding NV 30,061 27,614
BE Semiconductor Industries NV 4,478 581
EXOR NV 34,372 3,516
Ferrari NV 34,529 14,206
Heineken NV 81,182 7,202
ING Groep NV 1,103,847 20,014
JDE Peet's NV 31,574 694
Koninklijke Ahold Delhaize NV 90,943 2,929
Koninklijke Philips NV(Æ) 593,476 16,732
NN Group NV 98,261 4,915
Randstad NV 224,594 10,918
Universal Music Group NV 732,460 17,422
VEON, Ltd. - ADR(Æ) 28,690 764
Wolters Kluwer NV 28,739 4,820
143,999
New Zealand - 0.0%
Fisher & Paykel Healthcare Corp., Ltd. 45,941 885
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xero , Ltd.(Æ) 8,227 754
1,639
Norway - 0.1%
Equinor ASA Class N 109,269 2,896
Mowi ASA 27,678 467
Norsk Hydro ASA 175,399 970
Orkla ASA 102,691 867
5,200
Peru - 0.0%
Credicorp , Ltd. 4,057 692
Philippines - 0.2%
Bank of the Philippine Islands 1,163,077 2,417
BDO Unibank , Inc. 792,728 1,853
SM Investments Corp. 85,210 1,329
SM Prime Holdings, Inc. 1,452,800 720
6,319
Poland - 0.1%
Cyfrowy Polsat SA(Æ) 102,903 338
Dino Polska SA(Æ)(Þ) 7,639 678
KGHM Polska Miedz SA 18,243 626
Santander Bank Polska SA 10,743 1,419
3,061
Portugal - 0.0%
Energias de Portugal SA 1,056 4
Jeronimo Martins SGPS SA 2,964 52
56
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Æ)(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Æ)(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Æ)(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Æ)(Š) 478,377 —
Sberbank of Russia PJSC(Æ)(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.4%
Al Rajhi Bank 82,393 1,881
Saudi Arabian Oil Co.(Þ) 1,343,518 9,883
Saudi National Bank (The) 253,038 2,557
Saudi Telecom Co. 280,338 2,878
17,199
Singapore - 0.2%
DBS Group Holdings, Ltd. 210,015 5,759
Oversea-Chinese Banking Corp., Ltd. 114,995 1,280
STMicroelectronics NV 28,239 938
United Overseas Bank, Ltd. 4,600 111
UOL Group, Ltd. 163,600 659
8,747

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 1.6%
Absa Group, Ltd. 391,345 3,433
Anglo American PLC 104,722 3,150
Anglogold Ashanti PLC 376,213 10,564
Aspen Pharmacare Holdings, Ltd. 111,761 1,547
Bid Corp., Ltd. 30,677 763
Capitec Bank Holdings, Ltd. 24,475 3,810
Clicks Group, Ltd. 89,938 1,747
Discovery Holdings, Ltd. 92,425 724
FirstRand, Ltd. 2,201,568 9,875
Foschini Group, Ltd. (The) 115,143 850
Gold Fields, Ltd. - ADR 706,877 12,143
Impala Platinum Holdings, Ltd. 238,834 1,218
Mr Price Group, Ltd. 206,177 2,448
MTN Group, Ltd. 1,054,591 4,580
Old Mutual, Ltd. 2,055,278 1,387
Shoprite Holdings, Ltd. 49,916 834
Vodacom Group, Ltd. 187,984 1,055
60,128
South Korea - 3.5%
Celltrion , Inc. 3,909 583
CJ CheilJedang Corp. 2,833 798
Coway Co., Ltd. 75,959 3,438
E-MART, Inc. 921 40
Hana Financial Group, Inc. 103,384 4,842
Hankook Tire & Technology Co., Ltd. 54,152 1,756
Hanmi Semiconductor Co., Ltd. 5,697 556
Hyundai Mobis Co., Ltd. 17,562 2,814
Hyundai Motor Co. 38,212 6,952
KB Financial Group, Inc. 309,136 19,673
Kia Corp. 68,751 5,561
Korea Electric Power Corp. 45,932 660
Korea Zinc Co., Ltd. 2,654 933
Krafton , Inc.(Æ) 8,243 1,769
KT Corp. 2,504 73
KT Corp. - ADR 324,673 4,731
KT&G Corp. 5,455 370
LG Chem , Ltd. 685 153
LG Electronics, Inc. Class H 16,667 1,265
LG Household & Health Care, Ltd. 7,765 1,986
NAVER Corp. 2,462 311
Orion Corp. 15,596 992
POSCO Holdings, Inc. 3,903 1,003
Samsung Biologics Co., Ltd.(Æ)(Þ) 2,419 1,654
Samsung Electro-Mechanics Co., Ltd. 11,393 1,330
Samsung Electronics Co., Ltd. 841,202 51,721
Samsung Engineering Co., Ltd.(Æ) 43,793 911
Samsung Fire & Marine Insurance Co.,
Ltd. 13,726 3,716
Samsung Life Insurance Co., Ltd. 5,847 409
Samsung SDI Co., Ltd. 1,900 446
Samsung SDS Co., Ltd. 12,110 1,299
Shinhan Financial Group Co., Ltd. 226,699 9,921
SK Hynix, Inc. 34,052 4,943
137,609
Spain - 1.4%
Amadeus IT Group SA Class A 170,969 11,241
CaixaBank SA 2,185,668 12,735
Cellnex Telecom SA(Þ) 124,013 4,317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EDP Renovaveis SA 51,078 793
Iberdrola SA 175,829 2,320
Industria de Diseno Textil SA 466,691 22,614
54,020
Sweden - 1.5%
Alfa Laval AB 17,220 760
Assa Abloy AB Class B 242,764 7,376
Atlas Copco AB Class A 196,168 3,486
Atlas Copco AB Class B 191,091 2,985
Boliden AB 57,493 1,747
Epiroc AB Class A 282,066 5,262
Equities AB 23,534 761
Essity Aktiebolag Class B 29,629 833
Fastighets AB Balder Class B(Æ) 101,185 743
Hexagon AB Class B 874,278 8,890
L E Lundbergforetagen AB Class B 43,887 2,214
Lifco AB Class B 45,014 1,332
Sandvik AB 287,753 5,880
Securitas AB Class B 156,948 1,684
Skandinaviska Enskilda Banken AB
Class A 48,485 745
SKF AB Class B 272,311 5,050
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,248
Telefonaktiebolaget LM Ericsson Class
B 671,085 4,593
Volvo Car AB Class B(Æ) 390,229 1,103
56,692
Switzerland - 3.1%
ABB, Ltd. 61,676 3,423
ABB, Ltd. - ADR 45,954 2,550
Adecco Group AG 105,806 3,604
Baloise Holding AG 5,975 1,071
Barry Callebaut AG 456 735
BKW AG 5,265 952
Chocoladefabriken Lindt & Spruengli
AG 72 2,459
Cie Financiere Richemont SA Class A 12,652 1,927
DSM- Firmenich AG 7,125 910
EMS- Chemie Holding AG 1,992 1,663
Geberit AG 2,872 1,827
Givaudan SA 512 2,510
Helvetia Holding AG 5,359 799
Julius Baer Group, Ltd. 139,764 7,613
Kuehne & Nagel International AG 2,483 770
Logitech International SA 8,946 806
Lonza Group AG 1,984 1,319
Novartis AG 201,438 22,582
Partners Group Holding AG 5,406 7,280
Sandoz Group AG 16,388 713
Schindler Holding AG 11,995 3,194
SGS SA 24,865 2,723
Sika AG 2,809 853
Sonova Holding AG 6,291 1,921
Swatch Group AG (The) 14,562 589
Swatch Group AG (The) Class B 19,719 4,055
Swiss Life Holding AG 818 627
Swiss Prime Site AG Class A 9,281 931
Swisscom AG 2,454 1,503

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UBS Group AG 1,162,951 35,272
Zurich Insurance Group AG 8,129 4,470
121,651
Taiwan - 5.3%
Advantech Co., Ltd. 65,087 692
Alchip Technologies, Ltd. 1 —
Catcher Technology Co., Ltd. 295,000 1,920
Cathay Financial Holding Co., Ltd. 2,073,000 3,938
Cheng Shin Rubber Industry Co., Ltd. 486,000 715
China Development Financial Holding
Corp. 6,136,691 3,008
Chunghwa Telecom Co., Ltd. 572,000 2,118
Compal Electronics, Inc. 661,000 638
CTBC Financial Holding Co., Ltd. 1,170,236 1,264
Delta Electronics, Inc. 192,000 2,455
E Ink Holdings, Inc. 458,000 3,759
E.Sun Financial Holding Co., Ltd. 2,610,233 2,110
Evergreen Marine Corp. Taiwan, Ltd. 90,417 472
Feng TAY Enterprise Co., Ltd. 43,520 186
First Financial Holding Co., Ltd. 532,062 476
Formosa Petrochemical Corp. 375,000 734
Fubon Financial Holding Co., Ltd. 1,025,670 2,745
Global Unichip Corp. 5,000 178
Globalwafers Co., Ltd. 47,246 719
Hon Hai Precision Industry Co., Ltd. 2,108,115 13,049
Hua Nan Financial Holdings Co., Ltd. 1,208,753 1,023
Largan Precision Co., Ltd. 9,000 784
MediaTek , Inc. 342,241 12,972
Mega Financial Holding Co., Ltd. 108,245 143
Pegatron Corp. 199,000 614
Realtek Semiconductor Corp. 44,000 692
SinoPac Financial Holdings Co., Ltd. 80,591 66
Taishin Financial Holding Co., Ltd. 2,254,793 1,396
Taiwan Business Bank 1,949,670 1,114
Taiwan Cooperative Financial Holding
Co., Ltd. 698,731 571
Taiwan Mobile Co., Ltd. 290,000 932
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 103,067
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 204,802 33,956
Unimicron Technology Corp. 620,000 3,433
Uni -President Enterprises Corp. 160,000 408
United Microelectronics Corp. 333,059 516
Yageo Corp. 31,000 756
Yuanta Financial Holding Co., Ltd. 53,639 54
Zhen Ding Technology Holding, Ltd. 185,000 773
204,446
Thailand - 0.5%
Advanced Info Service PCL 189,400 1,244
Airports of Thailand PCL 226,300 359
Bangkok Dusit Medical Services PCL 1,320,500 973
Bumrungrad Hospital PCL 99,500 688
Charoen Pokphand Foods PCL 7,018,200 4,730
CP ALL PCL 889,100 1,456
Kasikornbank PCL 1,560,200 5,760
PTT Exploration & Production PCL 763,700 3,148
PTT Oil & Retail Business PCL 538,500 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Siam Cement PCL (The) 191,500 1,190
19,787
Turkey - 0.6%
Akbank TAS 3,791,250 7,080
BIM Birlesik Magazalar AS 476,096 8,992
Haci Omer Sabanci Holding AS 484,323 1,453
Turkiye Garanti Bankasi AS 1,961,600 7,355
24,880
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 3,311
Emaar Properties PJSC 707,160 1,662
Emirates NBD Bank PJSC 231,816 1,206
Emirates Telecommunications Group
Co. PJSC 1 —
6,179
United Kingdom - 6.5%
3i Group PLC 53,930 2,166
Ashtead Group PLC 12,579 904
AstraZeneca PLC 142,839 22,645
Aviva PLC 361,516 2,329
Babcock International Group PLC 472,642 3,234
BAE Systems PLC 296,242 4,945
Barclays PLC 1,992,472 5,958
Berkeley Group Holdings PLC 41,389 2,700
British American Tobacco PLC 292,342 10,370
British Land Co. PLC (The)(ö) 450,858 2,384
BT Group PLC 2,074,145 3,761
Bunzl PLC 39,739 1,663
Burberry Group PLC 149,510 1,495
CK Hutchison Holdings, Ltd. Class B 454,461 2,391
Compass Group PLC 512,201 15,765
Croda International PLC 10,312 535
Diageo PLC 119,981 3,737
easyJet PLC 555,538 3,213
Halma PLC 19,331 661
Hargreaves Lansdown PLC 49,764 705
HSBC Holdings PLC 1,866,609 16,884
Intermediate Capital Group PLC 168,959 4,763
Intertek Group PLC 191,039 12,418
J Sainsbury PLC 3,064,963 10,869
Kingfisher PLC 960,760 3,419
Land Securities Group PLC(ö) 144,710 1,185
London Stock Exchange Group PLC 80,571 9,819
Marks & Spencer Group PLC 325,982 1,378
Melrose Industries PLC 97,501 737
NatWest Group PLC 1,798,687 8,488
Next PLC 13,758 1,607
Pearson PLC 62,098 842
Reckitt Benckiser Group PLC 235,230 12,625
RELX PLC 339,278 16,004
Rolls-Royce Holdings PLC(Æ) 120,320 694
Sage Group PLC (The) 147,524 2,058
Smith & Nephew PLC 48,438 699
Spirax-Sarco Engineering PLC 12,289 1,434
Standard Chartered PLC 1,552,306 15,252
Tate & Lyle PLC 220,717 1,868
Tesco PLC 2,675,808 11,422
Travis Perkins PLC 164,495 2,027

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever PLC 103,492 6,349
Vodafone Group PLC 1,072,427 1,000
Weir Group PLC (The) 340,671 8,887
Wise PLC Class A(Æ) 370,694 3,409
WPP PLC 512,465 4,954
252,652
United States - 8.1%
Alcon, Inc. 52,316 4,949
Allegion PLC 103,313 14,134
Amdocs, Ltd. 102,462 8,962
Aon PLC Class A 37,406 12,288
ARM Holdings PLC - ADR(Æ) 7,632 1,100
BP PLC 1,917,486 11,309
CRH PLC 14,570 1,249
CSL, Ltd. 18,662 3,800
CyberArk Software, Ltd.(Æ) 3,158 810
Experian PLC 66,058 3,114
Freeport-McMoRan, Inc. 162,363 7,373
GSK Finance No. 3 PLC 659,800 12,778
Haleon PLC 5,014,346 22,524
Holcim AG 77,164 7,222
James Hardie Industries PLC(Æ) 75,299 2,723
Las Vegas Sands Corp. 101,792 4,038
Linde PLC 53,548 24,284
Lululemon Athletica , Inc.(Æ) 4,290 1,110
Medtronic PLC 53,708 4,314
Nestle SA 242,622 24,629
Newmont Corp. 3,657 179
Qiagen NV(Æ) 12,576 562
Roche Holding AG 77,580 25,351
Sanofi SA 148,624 15,285
Schlumberger NV 307,865 14,867
Schneider Electric SE 130,106 31,303
Shell PLC 1,181,612 43,102
Spotify Technology SA(Æ) 25,667 8,828
Tenaris SA 32,274 513
312,700
Zambia - 0.2%
First Quantum Minerals, Ltd. 646,948 7,919
Total Common Stocks
(cost $2,671,699) 3,564,745
Preferred Stocks - 1.0%
Brazil - 0.2%
Braskem SA
0.000% (Æ) 311,432 966
Cia Paranaense de Energia
3.543% (Ÿ) 400,789 715
Itau Unibanco Holding SA
6.435% (Ÿ) 709,634 4,251
Petroleo Brasileiro SA
13.244% (Ÿ) 161,350 1,067
Raizen Energia SA
5.489% (Ÿ) 4,913,649 2,598
9,597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.3%
Henkel AG & Co. KGaA
2.290% (Ÿ) 64,929 5,558
Volkswagen AG
9.338% (Ÿ) 45,974 5,131
10,689
South Korea - 0.5%
Hyundai Motor Co.
9.815% (Ÿ) 6,639 807
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 433,600 20,271
21,078
Total Preferred Stocks
(cost $38,156) 41,364
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2024 Rights 5,326 11
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 1,754 —
Total Warrants and Rights
(cost $—) 11
Short-Term Investments - 4.2%
United States - 4.2%
U.S. Cash Management Fund(@) 162,677,728 (∞) 162,645
Total Short-Term Investments
(cost $162,634) 162,645
Total Investments - 97.0%
(identified cost $2,872,489) 3,768,765
Other Assets and Liabilities,
Net - 3.0%
115,339
Net Assets - 100.0%
3,884,104

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9 .99 2,723
4,751
Adyen NV 11/15/23 EUR 2,205 1,111 .28 2,450
2,699
Air Astana JSC 05/02/24 83,084 8 .84 735
582
Amundi SA 06/28/22 EUR 124,438 59 .60 7,416
9,071
Avenue Supermarts , Ltd. 08/10/23 INR 31,612 44 .47 1,406
1,864
Axis Bank, Ltd. 05/02/24 41,725 69 .28 2,891
2,917
Cellnex Telecom SA 04/18/19 EUR 124,013 31 .51 3,907
4,317
CGN Power Co., Ltd. 08/09/23 HKD 2,578,000 0 .25 640
1,053
China International Capital Corp., Ltd. 03/27/24 HKD 2,289,200 1 .27 2,901
2,552
China Tourism Group Duty Free Corp., Ltd. 02/14/24 HKD 15,700 9 .88 155
111
China Tower Corp., Ltd. 08/10/23 HKD 9,272,000 0 .11 1,006
1,137
Covestro AG 04/28/20 EUR 181,042 33 .41 6,049
10,667
Dino Polska SA 10/06/23 PLN 7,639 81 .32 621
678
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Haidilao International Holding, Ltd. 05/02/24 HKD 308,000 2 .45 756
497
HDFC Asset Manangement Co., Ltd. 06/27/24 INR 15,132 48 .31 731
745
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7 .38 1,276
1,483
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22 .81 645
1,672
Hydro One, Ltd. 08/08/23 CAD 26,918 25 .76 693
844
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13 .61 1,220
2,156
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 233,913 5 .33 1,246
2,057
InterGlobe Aviation, Ltd. 05/06/22 INR 150,050 23 .47 3,522
8,032
Kuaishou Technology 11/09/22 HKD 1,820,317 6 .37 11,589
10,123
Larsen & Toubro, Ltd. 05/02/24 38,672 43 .12 1,668
1,764
Longfor Group Holdings, Ltd. 10/06/23 HKD 9,040,000 1 .55 14,009
11,615
Macrotech Developers, Ltd. 06/27/24 INR 182,653 16 .01 2,924
2,869
Meituan 01/13/20 HKD 401,836 13 .37 5,372
5,558
Nongfu Spring Co., Ltd. 01/13/23 HKD 286,427 5 .67 1,624
1,118
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,305,000 0 .47 610
696
Reliance Industries, Ltd. 10/08/15 78,033 9 .99 779
5,626
Samsung Biologics Co., Ltd. 02/13/24 KRW 2,419 630 .87 1,526
1,654
Saudi Arabian Oil Co. 06/27/24 SAR 1,343,518 8 .18 10,995
9,883
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14 .37 550
802
WH Group, Ltd. 03/09/23 HKD 3,780,826 0 .56 2,120
2,463
Xiaomi Corp. 06/27/24 HKD 1,002,400 2 .04 2,047 2,144
116,200
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,801 USD 118,020 09/24
(1,609)
British Pound Currency Futures 269 USD 21,623 09/24
12
Canadian Dollar Currency Futures 1,500 USD 108,885 09/24
(568)
Japanese Yen Currency Futures 2,591 USD 216,737 09/24
7,258
New Zealand Dollar Currency Futures 45 USD 2,679 09/24
(86)
Norwegian Krone Currency Futures 103 USD 18,916 09/24
(574)
S&P/TSX 60 Index Futures 608 CAD 168,452 09/24
7,732
SPI 200 Index Futures 929 AUD 187,217 09/24
5,291
TOPIX Index Futures 653 JPY 18,264,410 09/24 692
Short Positions
CAC40 Euro Index Futures 160 EUR 12,074 08/24
99
DAX Index Futures 20 EUR 9,303 09/24
(173)
Euro Currency Futures 734 USD 99,549 09/24
(225)
EURO STOXX 50 Index Futures 127 EUR 6,220 09/24
65
FTSE 100 Index Futures 143 GBP 11,951 09/24
(249)
FTSE/MIB Index Futures 18 EUR 3,056 09/24
(47)
Hang Seng Index Futures 98 HKD 85,010 08/24
(194)
IBEX 35 Index Futures 27 EUR 2,996 08/24
8
MSCI Emerging Markets Index Futures 1,622 USD 88,926 09/24
(1,381)
MSCI Singapore Index Futures 352 SGD 11,072 08/24
(103)
OMXS30 Index Futures 105 SEK 27,465 08/24
6
S&P 500 E-Mini Index Futures 197 USD 54,746 09/24
(445)
Swiss Franc Currency Futures 254 USD 36,298 09/24 (251)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 15,258
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 5,604 $ — $ —
$ —
$ 5,604
Australia — 50,534 —
—
50,534
Austria — 18,008 —
—
18,008
Belgium — 8,462 —
—
8,462
Brazil 81,255 — —
—
81,255
Burkina Faso 1,566 — —
—
1,566
Canada 147,536 — —
—
147,536
Chile 1,581 917 —
—
2,498
China 37,897 292,297 —
—
330,194
Denmark — 79,115 —
—
79,115
Finland — 18,610 —
—
18,610
France — 250,314 —
—
250,314

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Germany — 180,215 —
—
180,215
Ghana 3,277 2,035 —
—
5,312
Greece — 20,580 —
—
20,580
Hong Kong — 40,395 —
—
40,395
Hungary — 3,020 —
—
3,020
India 13,097 179,092 —
—
192,189
Indonesia — 18,250 —
—
18,250
Ireland 14,722 36,727 —
—
51,449
Israel 6,345 2,390 —
—
8,735
Italy 5,615 65,258 —
—
70,873
Japan — 467,952 —
—
467,952
Jordan — 497 —
—
497
Kazakhstan — 582 —
—
582
Luxembourg — 18,614 —
—
18,614
Macao — 7,119 —
—
7,119
Malaysia — 4,697 —
—
4,697
Mexico 30,826 4,169 —
—
34,995
Netherlands 764 143,235 —
—
143,999
New Zealand — 1,639 —
—
1,639
Norway — 5,200 —
—
5,200
Peru 692 — —
—
692
Philippines — 6,319 —
—
6,319
Poland — 3,061 —
—
3,061
Portugal — 56 —
—
56
Russia — — —
—
—
Saudi Arabia — 17,199 —
—
17,199
Singapore — 8,747 —
—
8,747
South Africa 21,120 39,008 —
—
60,128
South Korea 4,730 132,879 —
—
137,609
Spain — 54,020 —
—
54,020
Sweden — 56,692 —
—
56,692
Switzerland 2,550 119,101 —
—
121,651
Taiwan 33,956 170,490 —
—
204,446
Thailand — 19,787 —
—
19,787
Turkey — 24,880 —
—
24,880
United Arab Emirates — 6,179 —
—
6,179
United Kingdom — 252,652 —
—
252,652
United States 103,536 209,164 —
—
312,700
Zambia 7,919 — —
—
7,919
Preferred Stocks 9,597 31,767 — — 41,364
Warrants and Rights 11 — — — 11
Short-Term Investments — — — 162,645 162,645

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments 534,196 3,071,924 — 162,645 3,768,765
Other Financial Instruments
Assets
Futures Contracts 21,163 — — — 21,163
Liabilities
Futures Contracts (5,905) — — — (5,905)
Total Other Financial Instruments
*
$ 15,258 $ — $ — $ — $ 15,258
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
569,370
Consumer Staples ...............................................................................
239,125
Energy ................................................................................................
196,670
Financial Services ..............................................................................
886,749
Health Care ........................................................................................
317,170
Materials and Processing ...................................................................
356,458
Producer Durables ..............................................................................
375,349
Technology .........................................................................................
528,574
Utilities ...............................................................................................
95,280
Preferred Stocks
Consumer Discretionary ....................................................................
5,938
Consumer Staples ...............................................................................
5,558
Energy ................................................................................................
1,067
Financial Services ..............................................................................
4,251
Materials and Processing ...................................................................
966
Technology .........................................................................................
20,271
Utilities ...............................................................................................
3,313
Warrants and Rights ...................................................................
11
Short-Term Investments .............................................................
162,645
Total Investments ............................................................................... 3,768,765
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 119
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 86,475 $ 543,529 $ 467,377 $ 8 $ 10 $ 162,645 $ 4,073 $ —
U.S. Cash Collateral Fund — 41,686 41,686 — — — 141 —
$ 86,475 $ 585,215 $ 509,063 $ 8 $ 10 $ 162,645 $ 4,214 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.1%
Argentina - 0.4%
Corp. America Airports SA(Æ) 59,152 939
YPF SA - ADR(Æ) 150,404 2,999
3,938
Australia - 4.5%
Atlas Arteria, Ltd. 2,022,324 6,931
Beach Energy, Ltd. 308,003 300
BHP Group, Ltd. 233 , 383 6,474
Dalrymple Bay Infrastructure, Ltd. 103,389 206
Fortescue Metals Group, Ltd. 129,847 1,615
Glencore PLC 1,908,766 10,567
Mineral Resources, Ltd. 16,439 588
Perenti , Ltd. 16,262 11
Qube Holdings, Ltd. 580,855 1,452
Rio Tinto PLC 20,634 1,336
Rio Tinto, Ltd. 6,527 502
Sandfire Resources, Ltd.(Æ) 131,100 752
South32, Ltd. Class B 440,322 884
Transurban Group 1,447,892 12,322
Woodside Energy Group, Ltd. 30,603 555
44,495
Austria - 0.2%
Mondi PLC 21,377 418
OMV AB 42,982 1,802
2,220
Brazil - 1.6%
Adecoagro SA 98,938 956
CCR SA 836,484 1,831
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR 36,851 576
Cia Energetica de Minas Gerais - ADR 225,906 429
Enauta Participacoes SA(Æ) 30,940 118
Petro Rio SA 24,544 209
Petroleo Brasileiro SA 11,405 82
Petroleo Brasileiro SA - ADR 24,208 345
Sao Martinho S/A 260,820 1,340
SLC Agricola SA 43,756 139
Suzano SA 142,467 1,356
Suzano SA - ADR 104,485 997
Vale SA 468,887 5,109
Vale SA Class B - ADR 115,361 1,252
Wheaton Precious Metals Corp. 12,541 750
Yara International ASA 16,183 461
15,950
Canada - 3.9%
Agnico Eagle Mines, Ltd. 15,613 1,205
AltaGas , Ltd. 79,315 1,891
ARC Resources, Ltd. 111,946 1,937
Barrick Gold Corp. 61,777 1,145
Canadian Natural Resources, Ltd. 18,746 665
Canadian Solar, Inc.(Æ) 9,648 160
Enbridge, Inc. 92,099 3,447
Enerflex , Ltd. 56,123 314
Franco-Nevada Corp. Class T 9,445 1,217
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ivanhoe Mines, Ltd. Class A(Æ) 729,438 9,536
Largo, Inc.(Æ) 104,801 216
Li-Cycle Holdings Corp.(Æ) 7,016 24
Logan Energy Corp.(Æ) 25,659 16
NexGen Energy, Ltd.(Æ) 477,926 3,185
Nutrien , Ltd. 67,182 3,445
Pembina Pipeline Corp. 61,349 2,378
TC Energy Corp. 56,801 2,412
Teck Resources, Ltd. Class B 58,951 2,890
Vermilion Energy, Inc. 67,582 726
West Fraser Timber Co., Ltd. 5,744 509
Westshore Terminals Investment Corp. 24,184 406
Whitecap Resources, Inc. 27,368 211
39,274
Chile - 0.4%
Antofagasta PLC 29,173 754
Sociedad Quimica y Minera de Chile
SA - ADR 93,724 3,567
4,321
China - 1.1%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,096,798 1,363
CGN Power Co., Ltd. Class H(Þ) 1,301,000 531
China Gas Holdings, Ltd. 314,400 286
China Longyuan Power Group Corp.,
Ltd. Class H 69,000 62
China Merchants Port Holdings Co.,
Ltd. 584,264 858
China Resources Gas Group, Ltd. 62,700 213
COSCO SHIPPING Ports, Ltd. 727,093 433
ENN Energy Holdings, Ltd. 235,441 1,653
Guangdong Investment, Ltd. 806,000 424
Henan Shenhuo Coal & Power Co., Ltd.
Class A 223,700 511
Jiangsu Expressway Co., Ltd. Class H 927,153 882
Kunlun Energy Co., Ltd. 220,000 214
Shenzhen Expressway Corp., Ltd.
Class H 312,172 305
Shenzhen International Holdings, Ltd. 582,000 466
Western Mining Co., Ltd. Class A 698,601 1,566
Wilmar International, Ltd. 309,500 740
Yuexiu Transport Infrastructure, Ltd. 582,000 279
Zhejiang Expressway Co., Ltd. Class H 534,000 351
11,137
Denmark - 0.1%
Vestas Wind Systems A/S(Æ) 21,161 523
Finland - 0.5%
Kemira OYJ 20,297 459
Neste OYJ 105,178 2,166
Stora Enso OYJ Class R 64,112 801
UPM- Kymmene OYJ 57,935 1,913
5,339
France - 2.5%
Aeroports de Paris SA 24,031 3,152
Eiffage SA 7,174 713
Engie SA 48,151 757

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eramet SA 8,750 742
Gaztransport Et Technigaz SA 130 19
Getlink SE 514,958 9,170
Rubis SCA 17,880 559
Technip Energies NV 20,026 510
TotalEnergies SE 47,337 3,193
Veolia Environnement SA 80,354 2,520
Vinci SA 27,653 3,152
24,487
Germany - 0.2%
E.ON SE 83,362 1,169
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 601
K+S AG 26,874 347
RWE AG 1,122 42
2,159
Ghana - 1.1%
Kosmos Energy, Ltd.(Æ) 2,031,269 11,233
Hong Kong - 0.0%
Hutchison Port Holdings Trust Class U 150,500 18
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,252
India - 0.1%
Reliance Industries, Ltd. - GDR(Þ) 16,753 1,208
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 119,517 943
Israel - 0.2%
Equital , Ltd.(Æ) 7,002 202
ICL Group, Ltd. 80,378 337
Israel Corp., Ltd. 2,643 556
Naphtha Israel Petroleum Corp., Ltd.
(Æ) 56,274 314
1,409
Italy - 0.8%
Enav SpA (Þ) 89,897 385
Enel SpA 220,044 1,569
Eni SpA 234,675 3,749
Hera SpA 371,435 1,360
Infrastrutture Wireless Italiane SpA (Þ) 65,928 733
7,796
Japan - 0.9%
Ebara Corp. 78,500 1,134
Hitachi Zosen Corp. 2,500 18
Inpex Corp. 35,000 543
Japan Airport Terminal Co., Ltd. 111,000 4,059
Japan Petroleum Exploration Co., Ltd. 9,400 391
JFE Holdings, Inc. 5,600 82
Kubota Corp. 15,000 216
Mitsubishi Materials Corp. 8,100 151
Nippon Steel Corp. 30,000 656
Nittetsu Mining Co., Ltd. 9,000 286
Sumitomo Metal Mining Co., Ltd. 21,500 660
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
West Japan Railway Co. 19,500 385
8,581
Jersey - 0.1%
Arcadium Lithium PLC(Æ) 277,911 884
Luxembourg - 0.1%
ArcelorMittal SA 37,979 857
Mexico - 2.8%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 862
Grupo Aeroportuario del Pacifico SAB
de CV Class B 414,492 6,613
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 1,891
Grupo Aeroportuario del Sureste SAB
de CV Class B 264,044 7,962
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 2,017
Grupo Mexico SAB de CV 676,620 3,813
Promotora y Operadora de
Infraestructura SAB de CV 138,547 1,301
Southern Copper Corp. 1,706 182
Vista Energy SAB de CV - ADR(Æ) 68,459 3,085
27,726
Netherlands - 0.0%
OCI NV 3,438 83
New Zealand - 0.3%
Auckland International Airport, Ltd. 600,123 2,674
Norway - 0.6%
Aker BP ASA 23,037 557
Austevoll Seafood ASA 104,639 864
Borregaard ASA 22,679 388
DNO ASA 659,139 670
Equinor ASA Class N 141,816 3,759
6,238
Poland - 0.0%
ORLEN SA 21,816 356
Portugal - 0.9%
Galp Energia SGPS SA Class B 416,683 8,774
Russia - 0.0%
Gazprom Neft PJSC(Æ)(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Æ)(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Æ)(Š) 1,789,700 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 11 —
Novatek PJSC(Æ)(Š) 93,200 —
PhosAgro PJSC(Æ)(Š) 11,936 —
PhosAgro PJSC - GDR(Æ)(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rosneft Oil Co. PJSC(Æ)(Š) 97,843 —
Tatneft PJSC(Æ)(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
Singapore - 0.0%
SATS, Ltd. 96,900 238
South Africa - 0.7%
African Rainbow Minerals, Ltd. 74,729 883
Anglo American PLC 56,123 1,688
Gold Fields, Ltd. - ADR 38,878 667
Impala Platinum Holdings, Ltd. 494,265 2,519
Sibanye Stillwater, Ltd. 1,083,154 1,223
Thungela Resources, Ltd. 7,364 49
7,029
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 852
Spain - 2.3%
Aena SME SA(Þ) 51,996 9,856
Iberdrola SA 643,817 8,494
Repsol SA 222,374 3,165
Solaria Energia y Medio Ambiente
SA(Æ) 133,850 1,593
23,108
Sweden - 0.5%
Boliden AB 124,062 3,770
Svenska Cellulosa AB SCA Class B 94,077 1,278
5,048
Switzerland - 0.7%
Flughafen Zurich AG 29,633 6,860
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 407
United Kingdom - 1.7%
DS Smith PLC 191,657 1,119
EnQuest PLC(Æ) 1,644,647 281
Harbour Energy PLC 321,827 1,297
National Grid PLC 702,518 8,931
Scottish & Southern Energy PLC 151,823 3,675
Severn Trent PLC Class H 60,592 2,005
17,308
United States - 64.4%
AES Corp. (The) 124,395 2,213
AGCO Corp. 21,520 2,032
Agree Realty Corp.(ö) 142,231 9,810
Albemarle Corp. 2,630 246
Alcoa Corp. 3,605 119
Alexander & Baldwin, Inc.(ö) 16,217 320
Alexandria Real Estate Equities, Inc.(ö) 10,138 1,189
Alliant Energy Corp. 46,688 2,599
Amcor PLC 62,962 663
Ameresco , Inc. Class A(Æ) 81,091 2,560
American Electric Power Co., Inc. 56,158 5,510
American Healthcare REIT, Inc.(ö) 185,860 2,963
American Homes 4 Rent Class A(ö) 261,155 9,425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Tower Corp.(ö) 13,246 2,919
American Water Works Co., Inc. 9,092 1,294
Americold Realty Trust, Inc.(ö) 30,698 918
Apartment Investment and Management
Co. Class A(Æ)(ö) 23,019 204
Apple Hospitality REIT, Inc.(ö) 31,583 467
Archer-Daniels-Midland Co. 19,908 1,234
Armada Hoffler Properties, Inc.(ö) 17,909 213
Array Technologies, Inc.(Æ) 175,681 1,848
Atmos Energy Corp. 4,584 586
AvalonBay Communities, Inc.(ö) 105,177 21,553
Avery Dennison Corp. 2,165 469
Berry Petroleum Corp. 28,742 197
Boston Properties, Inc.(ö) 16,351 1,166
BP PLC 1,656,253 9,768
Brandywine Realty Trust(ö) 42,652 215
Brixmor Property Group, Inc.(ö) 259,881 6,619
Broadstone Net Lease, Inc.(ö) 35,163 612
Bunge, Ltd. 2,715 286
California Resources Corp. 93,993 4,835
Camden Property Trust(ö) 8,406 931
CareTrust REIT, Inc.(ö) 151,991 4,098
CenterPoint Energy, Inc. 74,571 2,069
Centerspace (ö) 1,392 97
CF Industries Holdings, Inc. 8,518 651
Cheniere Energy, Inc. 69,079 12,617
Chevron Corp. 13,269 2,129
Civitas Resources, Inc. 12,673 884
Clean Energy Fuels Corp.(Æ) 260,570 743
CNX Resources Corp.(Æ) 22,415 593
ConocoPhillips 65,537 7,288
Consolidated Edison, Inc. 4,473 436
Constellation Energy Generation LLC 9,270 1,759
Corporate Office Properties Trust(ö) 16,229 470
Corteva , Inc. 59,350 3,330
Cousins Properties, Inc.(ö) 28,371 780
Crescent Energy Co. Class A 18,453 226
Crown Castle, Inc.(ö) 8,893 979
CSX Corp. 4,801 168
CubeSmart (ö) 309,441 14,723
Darling Ingredients, Inc.(Æ) 253,911 10,088
Deere & Co. 957 356
DiamondRock Hospitality Co.(ö) 27,431 226
Digital Realty Trust, Inc.(ö) 155,307 23,217
Diversified Healthcare Trust(ö) 57,035 190
Dominion Energy, Inc. 98,185 5,249
DT Midstream, Inc. 75,803 5,713
Duke Energy Corp. 88,529 9,674
Easterly Government Properties, Inc.(ö) 17,847 249
EastGroup Properties, Inc.(ö) 50,221 9,391
Edison International 10,026 802
Elme Communities(ö) 14,560 240
Empire State Realty Trust, Inc. Class
A(ö) 40,565 437
Enphase Energy, Inc.(Æ) 11,007 1,267
Entergy Corp. 2,690 312
Enterprise Products Partners, LP 28,820 832
EOG Resources, Inc. 8,795 1,115
EPR Properties(ö) 11,174 503
Equinix , Inc.(ö) 26,813 21,189

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equity LifeStyle Properties, Inc. Class
A(ö) 47,910 3,290
Equity Residential(ö) 41,190 2,868
Essential Properties Realty Trust, Inc.
(ö) 327,521 9,691
Essex Property Trust, Inc.(ö) 53,450 14,878
Evergy , Inc. 35,614 2,066
Eversource Energy 48,764 3,165
Exelon Corp. 114,551 4,261
Extra Space Storage, LP(ö) 35,299 5,634
Exxon Mobil Corp. 41,602 4,934
Farmland Partners, Inc.(ö) 34,149 363
Federal Realty Investment Trust(ö) 73,521 8,209
First Industrial Realty Trust, Inc.(ö) 134,515 7,361
First Solar, Inc.(Æ) 10,290 2,223
FirstEnergy Corp. 33,758 1,415
FMC Corp. 1,030 60
Four Corners Property Trust, Inc.(ö) 11,225 305
Franklin Street Properties Corp.(ö) 67,977 118
Freeport-McMoRan, Inc. 113,340 5,147
Gaming and Leisure Properties, Inc.(ö) 44,116 2,215
Getty Realty Corp.(ö) 3,271 97
GFL Environmental, Inc. 29,875 1,160
Gladstone Commercial Corp.(ö) 14,007 211
Gladstone Land Corp.(ö) 6,966 103
Global Medical REIT, Inc.(ö) 21,287 203
Global Net Lease, Inc.(ö) 25,567 222
GrafTech International, Ltd.(Æ) 72,524 56
Green Plains, Inc.(Æ) 204,703 3,629
Gulfport Energy Corp.(Æ) 2,814 414
Halliburton Co. 31,579 1,095
Healthcare Realty Trust, Inc.(ö) 48,836 864
Healthpeak Properties, Inc.(ö) 79,374 1,732
Hess Corp. 10,695 1,641
Highwoods Properties, Inc.(ö) 8,520 264
Host Hotels & Resorts, Inc.(ö) 190,739 3,340
Hyatt Hotels Corp. Class A 8,899 1,311
Independence Realty Trust, Inc.(ö) 100,378 1,872
Innovative Industrial Properties, Inc.(ö) 1,703 209
International Paper Co. 8,706 405
Invitation Homes, Inc.(ö) 70,985 2,504
Iron Mountain, Inc.(ö) 200,762 20,590
JBG Smith Properties(ö) 14,099 231
Kilroy Realty Corp.(ö) 19,531 722
Kimco Realty Corp.(ö) 175,150 3,806
Kinder Morgan, Inc. 229,749 4,855
Kite Realty Group Trust(ö) 99,755 2,460
Lamar Advertising Co. Class A(ö) 9,379 1,124
Lexington Realty Trust(ö) 46,685 481
Macerich Co. (The)(ö) 228,475 3,658
Magnolia Oil & Gas Corp. Class A 69,013 1,880
Medical Properties Trust, Inc.(ö) 20,220 97
Mid-America Apartment Communities,
Inc.(ö) 19,653 2,747
Mosaic Co. (The) 58,507 1,742
National Health Investors, Inc.(ö) 5,771 432
National Storage Affiliates Trust(ö) 11,415 486
NET Lease Office Properties(ö) 1,247 37
NETSTREIT Corp.(ö) 243,916 4,017
Newmont Corp. 33,627 1,650
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NexPoint Residential Trust, Inc.(ö) 13,313 582
NextEra Energy, Inc. 220,414 16,837
NEXTracker , Inc. Class A(Æ) 15,642 769
NiSource, Inc. 21,022 657
NNN REIT, Inc.(ö) 2,618 118
Noble Corp. PLC 14,841 696
Norfolk Southern Corp. 4,187 1,045
Nucor Corp. 7,146 1,164
Omega Healthcare Investors, Inc.(ö) 40,950 1,491
ONEOK, Inc. 13,498 1,125
Ormat Technologies, Inc. 3,433 267
Outfront Media, Inc.(ö) 15,866 257
Ovintiv , Inc. 9,708 451
Packaging Corp. of America 1,803 360
Paramount Group, Inc.(ö) 39,233 206
Park Hotels & Resorts, Inc.(ö) 39,046 588
Patterson-UTI Energy, Inc. 36,518 401
Permian Resources Corp. 20,008 307
PG&E Corp. 21,608 394
Phillips 66 640 93
Phillips Edison & Co., Inc.(ö) 16,044 563
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 14
Pinnacle West Capital Corp. 5,317 455
Plymouth Industrial REIT, Inc.(ö) 3,835 92
PNM Resources, Inc. 602 25
Postal Realty Trust, Inc. Class A(ö) 13,694 205
Prologis, LP(ö) 279,160 35,188
ProPetro Holding Corp.(Æ) 49,442 474
Public Service Enterprise Group, Inc. 11,268 899
Public Storage(ö) 52,890 15,651
Rayonier, Inc.(ö) 12,312 373
Realty Income Corp.(ö) 72,625 4,171
Regal Rexnord Corp. 3,044 489
Regency Centers Corp.(ö) 27,687 1,864
Reliance Steel & Aluminum Co. 1,306 398
Republic Services, Inc. Class A 15,292 2,972
Retail Opportunity Investments Corp.
(ö) 21,234 317
REX American Resources Corp.(Æ) 8,144 414
Rexford Industrial Realty, Inc.(ö) 37,221 1,865
RLJ Lodging Trust(ö) 29,300 277
Ryman Hospitality Properties, Inc.(ö) 54,922 5,520
Sabra Health Care REIT, Inc.(ö) 34,397 558
Safehold , Inc.(ö) 9,865 228
Select Water Solutions, Inc. Class A 21,426 253
Sempra Energy 26,539 2,125
Shell PLC 363,094 13,243
Simon Property Group, Inc.(ö) 127,948 19,632
SITE Centers Corp.(ö) 25,059 387
SL Green Realty Corp.(ö) 160,026 10,664
SM Energy Co. 4,203 194
Smurfit WestRock PLC 55,964 2,509
SolarEdge Technologies, Inc.(Æ) 96,272 2,778
Southern Co. (The) 130,976 10,939
Southwestern Energy Co.(Æ) 40,314 260
STAG Industrial, Inc.(ö) 153,414 6,261
Steel Dynamics, Inc. 3,364 448
Sun Communities, Inc.(ö) 41,078 5,206
Sunrun , Inc.(Æ) 475,420 8,334

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Talos Energy, Inc.(Æ) 37,938 449
Tanger , Inc.(ö) 13,216 382
Targa Resources Corp. 68,802 9,308
Tenaris SA 56,106 891
Terreno Realty Corp.(ö) 8,607 589
UDR, Inc.(ö) 43,260 1,733
UGI Corp. 65,415 1,621
Union Pacific Corp. 5,471 1,350
Universal Health Realty Income
Trust(ö) 4,745 203
Valmont Industries, Inc. 1,101 328
Ventas, Inc.(ö) 160,405 8,732
Veris Residential, Inc.(ö) 26,987 424
VICI Properties, Inc.(ö) 185,476 5,798
Vital Energy, Inc.(Æ) 7,169 313
Vornado Realty Trust(ö) 43,137 1,294
Welltower , Inc.(ö) 233,797 26,010
Weyerhaeuser Co.(ö) 12,899 410
Whitestone REIT Class B(ö) 29,192 403
Williams Cos., Inc. (The) 50,688 2,177
WP Carey, Inc.(ö) 30,074 1,739
Xcel Energy, Inc. 58,481 3,408
Zurn Elkay Water Solutions Corp. 13,656 443
643,681
Zambia - 0.2%
First Quantum Minerals, Ltd. 181,254 2,219
Total Common Stocks
(cost $723,659) 940,625
Preferred Stocks - 1.3%
Brazil - 1.3%
Bradespar SA
15.719% (Ÿ) 1,732,502 5,673
Petroleo Brasileiro SA
13.244% (Ÿ) 1,089,823 7,208
12,881
Russia - 0.0%
Surgutneftegas OJSC(Æ)(Š)
0.000% 1,385,000 —
Tatneft PJSC(Æ)(Š)
0.000% 281,695 —
—
Total Preferred Stocks
(cost $15,588) 12,881
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 39,694,294 (∞) 39,686
Total Short-Term Investments
(cost $39,685) 39,686
Total Investments - 99.4%
(identified cost $778,932) 993,192
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.6%
6,324
Net Assets - 100.0%
999,516

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
Aena SME SA 08/25/20 EUR 51,996 125 .26 6,513
9,856
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0 .24 314
531
Enav SpA 09/28/22 EUR 89,897 3 .54 318
385
Infrastrutture Wireless Italiane SpA 11/14/22 EUR 65,928 10 .13 667
733
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 07/28/21 16,753 49 .58 831
1,208
Ros Agro PLC 03/18/20 66,112 — 525 —
12,713
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 107 USD 29,735 09/24 134
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 134
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,938 $ — $ —
$ —
$ 3,938
Australia — 44,495 —
—
44,495
Austria — 2,220 —
—
2,220
Brazil 15,489 461 —
—
15,950
Canada 39,274 — —
—
39,274
Chile 3,567 754 —
—
4,321
China — 11,137 —
—
11,137
Denmark — 523 —
—
523
Finland — 5,339 —
—
5,339
France — 24,487 —
—
24,487
Germany — 2,159 —
—
2,159
Ghana 11,233 — —
—
11,233
Hong Kong — 18 —
—
18
Hungary — 1,252 —
—
1,252
India — 1,208 —
—
1,208
Isle of Man 943 — —
—
943
Israel — 1,409 —
—
1,409

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Italy — 7,796 —
—
7,796
Japan — 8,581 —
—
8,581
Jersey 884 — —
—
884
Luxembourg — 857 —
—
857
Mexico 27,726 — —
—
27,726
Netherlands — 83 —
—
83
New Zealand — 2,674 —
—
2,674
Norway — 6,238 —
—
6,238
Poland — 356 —
—
356
Portugal — 8,774 —
—
8,774
Russia — — —
—
—
Singapore — 238 —
—
238
South Africa 667 6,362 —
—
7,029
South Korea — 852 —
—
852
Spain — 23,108 —
—
23,108
Sweden — 5,048 —
—
5,048
Switzerland — 6,860 —
—
6,860
Thailand — 407 —
—
407
United Kingdom — 17,308 —
—
17,308
United States 619,083 24,598 —
—
643,681
Zambia 2,219 — —
—
2,219
Preferred Stocks 12,881 — — — 12,881
Short-Term Investments — — — 39,686 39,686
Total Investments 737,904 215,602 — 39,686 993,192
Other Financial Instruments
Assets
Futures Contracts 134 — — — 134
Total Other Financial Instruments
*
$ 134 $ — $ — $ — $ 134
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 127
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,549
Consumer Staples ...............................................................................
4,080
Energy ................................................................................................
127,912
Financial Services ..............................................................................
403,748
Materials and Processing ...................................................................
125,900
Producer Durables ..............................................................................
93,959
Technology .........................................................................................
3,330
Utilities ...............................................................................................
180,147
Preferred Stocks
Energy ................................................................................................
7,208
Financial Services ..............................................................................
5,673
Short-Term Investments .............................................................
39,686
Total Investments ............................................................................... 993,192
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,394 $ 148,079 $ 137,783 $ (6) $ 2 $ 39,686 $ 1,297 $ —
U.S. Cash Collateral Fund — 14,342 14,342 — — — 44 —
$ 29,394 $ 162,421 $ 152,125 $ (6) $ 2 $ 39,686 $ 1,341 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 88.5%
Asset-Backed Securities - 3.7%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 507
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 610 557
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 52
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 71 62
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 215 167
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 381 367
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 191 186
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 848
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 515
Driven Brands, Inc.
Series 2021-1A Class A2
2.791% due 10/20/51 (Þ) 267 238
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 87 78
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,103 878
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 793 697
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 577 475
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 337 303
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 437 396
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 155 144
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 59 52
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 201 175
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 229 187
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 580 455
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 352 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 137 128
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 352
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 963 939
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 370
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 322 313
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 542
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 865
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 792
Series 2018-D Class R1
0.000% due 02/25/48 (Æ)(Š)(Þ) 43 255
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 503
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 528 507
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 583 482
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 312 256
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 731 583
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 374 349
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 467 446
Zaxbys Funding LLC
Series 2021-1A Class A2
3.238% due 07/30/51 (Þ) 728 658
Series 2024-1A Class A2I
6.594% due 04/30/54 (Þ) 450 460
16,402
Corporate Bonds and Notes - 29.3%
3M Co.
3.625% due 10/15/47 37 28
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 223 199
5.125% due 03/01/30 (Þ) 851 761
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 465
8.250% due 04/15/31 (Ñ)(Þ) 338 355
African Export-Import Bank (The)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.798% due 05/17/31 (Þ) 443 385
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 178
Aircastle , Ltd.
4.250% due 06/15/26 101 99
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 138
3.500% due 03/15/29 (Þ) 171 156
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 246 244
Alta Equipment Group, Inc.
9.000% due 06/01/29 (Þ) 386 366
Altria Group, Inc.
5.800% due 02/14/39 69 71
AMC Networks, Inc.
10.250% due 01/15/29 (Þ) 124 123
Amentum Escrow Corp.
7.250% due 08/01/32 (Þ) 130 133
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 421 418
5.750% due 04/20/29 (Þ) 299 292
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 225 205
Amsted Industries, Inc.
5.625% due 07/01/27 (Þ) 219 215
Apache Corp.
5.100% due 09/01/40 140 123
4.750% due 04/15/43 118 96
5.350% due 07/01/49 210 179
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 184
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 236
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 186
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 187 108
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 664 708
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 179
AT&T, Inc.
3.500% due 06/01/41 92 72
Avantor , Inc.
4.625% due 07/15/28 (Þ) 249 240
Avnet, Inc.
3.000% due 05/15/31 500 428
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 176
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ball Corp.
2.875% due 08/15/30 250 215
Bank of America Corp.
3.705% due 04/24/28 (CME Term
SOFR 3 Month + 1.774%)(Ê) 40 39
Bath & Body Works, Inc.
6.950% due 03/01/33 140 137
6.750% due 07/01/36 152 152
Series WI
6.875% due 11/01/35 657 666
Bausch Health Cos., Inc.
5.500% due 11/01/25 (Þ) 287 269
11.000% due 09/30/28 (Þ) 453 424
14.000% due 10/15/30 (Þ) 102 88
Beazer Homes USA, Inc.
7.500% due 03/15/31 (Þ) 230 233
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 145 144
Series WI
1.570% due 01/15/26 128 122
BlackRock TCP Capital Corp.
2.850% due 02/09/26 129 123
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 184
Boeing Co. (The)
6.528% due 05/01/34 (Þ) 399 419
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,028 974
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 79
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 235
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 182
Brandywine Operating Partnership, LP
3.950% due 11/15/27 416 384
8.050% due 03/15/28 261 274
4.550% due 10/01/29 224 201
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 153 148
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 53 48
3.187% due 11/15/36 (Þ) 90 73
Brunswick Corp.
5.100% due 04/01/52 17 14
Buckeye Partners, LP
3.950% due 12/01/26 367 354
4.125% due 12/01/27 917 862
5.850% due 11/15/43 131 116
Builders FirstSource , Inc.
5.000% due 03/01/30 (Þ) 255 244
Cabot Corp.
3.400% due 09/15/26 88 85
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 507 518
6.500% due 02/15/32 (Þ) 187 189
Carnival Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 03/01/27 (Þ) 674 671
6.000% due 05/01/29 (Þ) 861 859
7.000% due 08/15/29 (Þ) 59 62
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 689
Carvana Co.
14.000% due 06/01/31 (Þ) 765 891
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 517 502
6.375% due 09/01/29 (Þ) 68 66
4.750% due 03/01/30 (Þ) 758 679
4.250% due 01/15/34 (Þ) 1,247 985
Series DMTN
5.000% due 02/01/28 (Þ) 29 28
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 120
Centene Corp.
Series WI
4.250% due 12/15/27 125 121
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 126
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
3.750% due 02/15/28 136 129
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 427
6.125% due 04/01/30 (Þ) 270 205
5.250% due 05/15/30 (Þ) 160 140
4.750% due 02/15/31 (Þ) 329 271
CITGO Petroleum Corp.
8.375% due 01/15/29 (Þ) 240 250
Citigroup, Inc.
3.887% due 01/10/28 (CME Term
SOFR 3 Month + 1.825%)(Ê) 83 81
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 57 56
Clarios Global, LP / Clarios US Finance
Co.
6.750% due 05/15/28 (Þ) 271 276
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 514 523
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 319 311
9.000% due 09/30/29 (Þ) 904 899
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 178
8.750% due 04/15/30 (Þ) 883 867
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 243 214
3.625% due 10/01/31 (Þ) 120 100
Comcast Corp.
3.200% due 07/15/36 46 38
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.887% due 11/01/51 64 41
Comerica, Inc.
3.800% due 07/22/26 53 51
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 189
ConAgra Foods, Inc.
8.250% due 09/15/30 60 70
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 524 454
6.500% due 10/01/28 (Þ) 203 183
Constellation Brands, Inc.
3.500% due 05/09/27 74 71
CoreLogic , Inc.
4.500% due 05/01/28 (Þ) 201 185
Coty, Inc.
5.000% due 04/15/26 (Þ) 176 174
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
6.625% due 07/15/30 (Þ) 173 178
Covanta Holding Corp.
5.000% due 09/01/30 215 195
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 727
Crane NXT Co.
4.200% due 03/15/48 171 121
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 143
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 640 667
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 973 384
Series 144A
11.750% due 01/31/29 (Þ) 291 263
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 149 149
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 402 379
CVS Health Corp.
5.125% due 07/20/45 75 68
Darden Restaurants, Inc.
3.850% due 05/01/27 48 47
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 257
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 121
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,140 1,098
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 57 42
Series WI
7.750% due 07/01/26 324 208

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 07/01/28 5 2
5.125% due 06/01/29 162 68
DISH Network Corp.
Series NCD
3.375% due 08/15/26 389 236
Dollar General Corp.
4.125% due 04/03/50 34 26
DPL, Inc.
Series WI
4.350% due 04/15/29 578 543
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 778 851
Duke Energy Corp.
3.300% due 06/15/41 156 117
EchoStar Corp.
Series WI
6.625% due 08/01/26 526 247
Edison International
5.750% due 06/15/27 115 117
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 170 178
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 61
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 64
Encino Acquisition Partners Holdings
LLC
8.500% due 05/01/28 (Þ) 235 241
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 58
5.600% due 04/01/44 523 469
5.450% due 06/01/47 152 134
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 42 40
EPR Properties Co.
4.750% due 12/15/26 99 97
EQM Midstream Partners, LP
4.500% due 01/15/29 (Þ) 217 208
7.500% due 06/01/30 (Þ) 313 338
4.750% due 01/15/31 (Þ) 195 184
Series 10Y
5.500% due 07/15/28 1,167 1,161
Series 30Y
6.500% due 07/15/48 368 374
Equinix , Inc.
1.550% due 03/15/28 132 118
Esab Corp.
6.250% due 04/15/29 (Þ) 379 384
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 124
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 73 72
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 01/15/30 (Þ) 132 117
FirstEnergy Corp.
Series B
3.900% due 07/15/27 156 151
Fluor Corp.
4.250% due 09/15/28 683 657
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 185 179
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 129 123
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 673 648
6.000% due 01/15/30 (Þ) 153 138
8.625% due 03/15/31 (Þ) 156 163
Series E
6.860% due 02/01/28 508 514
FS KKR Capital Corp.
3.250% due 07/15/27 59 55
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 184
General Motors Financial Co., Inc.
5.800% due 06/23/28 115 118
Genesis Energy, LP / Genesis Energy
Finance Corp.
8.000% due 01/15/27 367 375
7.875% due 05/15/32 188 192
Genting New York LLC
3.300% due 02/15/26 (Þ) 282 272
Genworth Holdings, Inc.
6.500% due 06/15/34 323 311
Getty Images, Inc.
9.750% due 03/01/27 (Ñ)(Þ) 650 650
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 188 179
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 790
Global Marine, Inc.
7.000% due 06/01/28 233 218
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 649 587
Global Partners, LP / GLP Finance
Corp.
8.250% due 01/15/32 (Þ) 141 145
Series WI
6.875% due 01/15/29 186 185
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 56 56
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 65 63
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 112
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,000 975
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 244 228
Gray Oak Pipeline LLC
2.600% due 10/15/25 (Þ) 23 22

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gray Television, Inc.
7.000% due 05/15/27 (Ñ)(Þ) 155 150
5.375% due 11/15/31 (Þ) 201 131
GrubHub , Inc.
5.500% due 07/01/27 (Þ) 186 171
Gulfport Energy Corp.
8.000% due 05/17/26 136 138
H.B. Fuller Co.
4.000% due 02/15/27 500 483
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,234
Hasbro, Inc.
3.550% due 11/19/26 122 118
Hawaiian Airlines Class A Pass Through
Certificates
Series A
3.900% due 01/15/26 336 324
Hawaiian Brand Intellectual Property,
Ltd.
11.000% due 04/15/29 (Þ) 698 665
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 263 200
HCA, Inc.
4.500% due 02/15/27 120 119
3.500% due 09/01/30 960 886
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 242 240
Herbalife, Ltd.
4.250% due 06/15/28 166 162
Hercules Capital, Inc.
3.375% due 01/20/27 132 124
Hershey Co. (The)
3.375% due 08/15/46 13 10
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 250
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 595 596
4.875% due 06/01/29 (Þ) 959 652
Holdco LLC
6.625% due 10/15/29 (Þ) 657 629
Hologic , Inc.
4.625% due 02/01/28 (Þ) 183 177
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 244
Howmet Aerospace, Inc.
5.900% due 02/01/27 118 120
Hudson Pacific Properties, LP
3.950% due 11/01/27 566 498
5.950% due 02/15/28 271 244
4.650% due 04/01/29 225 190
3.250% due 01/15/30 229 174
Humana, Inc.
8.150% due 06/15/38 57 70
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 125 119
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.250% due 05/15/26 670 668
5.250% due 05/15/27 622 597
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 255
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 184
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 127
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 450
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 682
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 14 13
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 758
9.500% due 02/15/29 (Þ) 351 368
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 77 76
JPMorgan Chase & Co.
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 130 123
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 162
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 123 123
KeyCorp
4.700% due 01/26/26 113 112
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 78
Kodiak Gas Services, Inc.
7.250% due 02/15/29 (Þ) 220 226
Kohl's Corp.
4.625% due 05/01/31 510 414
LABL, Inc.
10.500% due 07/15/27 (Ñ)(Þ) 197 192
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 182
Landsea Homes Corp.
8.875% due 04/01/29 (Þ) 1,139 1,148
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,657 1,754
10.500% due 05/15/30 (Þ) 315 322
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 55
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 199
8.000% due 04/15/26 (Þ) 906 918
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,084
11.000% due 10/15/30 (Þ) 712 799
10.000% due 06/01/32 (Þ) 333 353
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 761

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LKQ Corp.
Series WI
5.750% due 06/15/28 115 118
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 245 157
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 253 215
6.375% due 03/15/37 257 226
4.300% due 02/15/43 383 275
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 178
Magic Mergeco , Inc.
7.875% due 05/01/29 (Þ) 148 85
Main Street Capital Corp.
3.000% due 07/14/26 130 123
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 106 105
MasTec , Inc.
4.500% due 08/15/28 (Þ) 1,270 1,229
Mattel, Inc.
3.375% due 04/01/26 (Þ) 125 121
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 248 251
7.875% due 04/15/27 (Þ) 542 559
9.250% due 04/15/27 (Þ) 807 808
McDonald's Corp.
5.700% due 02/01/39 66 69
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 153
5.250% due 10/01/29 (Þ) 167 161
Mercury General Corp.
4.400% due 03/15/27 123 120
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 62
MGIC Investment Corp.
5.250% due 08/15/28 181 179
MGM Resorts International
5.500% due 04/15/27 150 149
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 557
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 230
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 156
3.875% due 11/15/30 (Þ) 203 184
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 57
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 130
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 252
Murphy Oil Corp.
7.050% due 05/01/29 107 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/15/29 189 181
5.875% due 12/01/42 370 339
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 476 485
7.500% due 01/15/28 (Þ) 163 160
National Fuel Gas Co.
5.500% due 01/15/26 124 124
Navient Corp.
Series MTN
5.625% due 08/01/33 361 301
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 441
9.750% due 07/15/28 (Ñ)(Þ) 575 588
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 112
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 99 94
Newell Brands, Inc.
5.700% due 04/01/26 315 314
5.375% due 04/01/36 804 770
5.500% due 04/01/46 418 367
News Corp.
3.875% due 05/15/29 (Þ) 193 179
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 304
8.375% due 02/15/32 (Þ) 530 542
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 103 121
Nordstrom, Inc.
5.000% due 01/15/44 692 554
Northern Trust Corp.
3.375% due 05/08/32 (USD 3 Month
LIBOR + 1.131%)(Ê) 127 122
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 133 122
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 124
Occidental Petroleum Corp.
5.875% due 09/01/25 399 401
6.375% due 09/01/28 325 339
6.125% due 01/01/31 260 272
6.450% due 09/15/36 157 168
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 331 262
Olympus Water US Holding Corp.
9.750% due 11/15/28 (Þ) 287 305
7.250% due 06/15/31 (Þ) 610 610
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 108 106
Oracle Corp.
3.650% due 03/25/41 90 71
Owens Corning Co.
4.400% due 01/30/48 31 26
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 32
Series WI
3.300% due 12/01/27 99 94

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 446 190
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 76 76
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 240 237
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 793
Piedmont Operating Partnership, LP
9.250% due 07/20/28 50 55
Pike Corp.
5.500% due 09/01/28 (Þ) 991 961
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 202
5.000% due 10/01/29 (Þ) 991 876
8.875% due 01/31/30 (Þ) 414 421
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 43
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 227 222
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 741
Prospect Capital Corp.
3.364% due 11/15/26 131 122
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 149
QVC, Inc.
5.950% due 03/15/43 (Ñ) 432 262
Radian Group, Inc.
4.875% due 03/15/27 124 123
Radiology Partners, Inc.
4.275% due 01/31/29 (Þ) 1,080 1,017
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 648
Regal Rexnord Corp.
Series WI
6.400% due 04/15/33 1,420 1,483
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 528
4.625% due 04/06/31 (Þ) 101 88
Series REGS
4.625% due 04/16/29 (Þ) 463 420
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 154 149
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 310 276
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 665 636
4.800% due 05/15/30 (Þ) 273 255
6.875% due 04/15/40 (Þ) 357 351
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 186
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 762 759
5.375% due 07/15/27 (Þ) 508 505
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 10/15/27 222 235
3.700% due 03/15/28 582 548
5.500% due 04/01/28 (Þ) 327 326
RPM International, Inc.
3.750% due 03/15/27 58 56
RR Donnelley & Sons Co.
9.750% due 07/31/28 (Þ) 175 188
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 19 19
Sabre GLBL, Inc.
7.320% due 08/01/26 233 248
8.625% due 06/01/27 (Þ) 663 620
Safeway, Inc.
7.250% due 02/01/31 204 217
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 117
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 51 50
Seagate HDD Cayman
4.875% due 06/01/27 543 535
4.091% due 06/01/29 639 601
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 523
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 127
Service Properties Trust
5.250% due 02/15/26 805 793
4.750% due 10/01/26 147 141
4.950% due 02/15/27 147 138
3.950% due 01/15/28 365 315
8.375% due 06/15/29 439 437
4.950% due 10/01/29 310 247
4.375% due 02/15/30 383 287
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 150
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 229 218
5.500% due 07/01/29 (Þ) 83 79
Sitio Royalties Operating Partnership,
LP / Sitio Finance Corp.
7.875% due 11/01/28 (Þ) 217 227
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 123
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 125 122
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 87 83
Spirit AeroSystems , Inc.
9.750% due 11/15/30 (Þ) 777 866
Sprint Capital Corp.
8.750% due 03/15/32 184 224
Sprint LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 03/01/26 269 276
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 286
Stantec , Inc.
12.750% due 01/15/30 (Þ) 315 244
Staples, Inc.
10.750% due 09/01/29 (Þ) 210 203
Starbucks Corp.
3.750% due 12/01/47 74 56
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 220
Steelcase, Inc.
5.125% due 01/18/29 597 576
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 113 120
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 855
Tallgrass Energy Partners, LP / Tallgrass
Energy Finance Corp.
7.375% due 02/15/29 (Þ) 277 281
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 314 304
Teledyne Technologies, Inc.
2.250% due 04/01/28 129 118
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 148
Tenet Healthcare Corp.
6.875% due 11/15/31 286 306
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 168 156
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 71
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 616 699
Time Warner Cable LLC
6.750% due 06/15/39 69 68
TKC Holdings, Inc.
Series 144A
6.875% due 05/15/28 (Þ) 232 226
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 123 120
Toledo Hospital (The)
4.982% due 11/15/45 291 219
6.015% due 11/15/48 111 98
Series B
5.325% due 11/15/28 185 179
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 597 581
TransDigm , Inc.
6.750% due 08/15/28 (Þ) 243 248
Series WI
5.500% due 11/15/27 306 302
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 5 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 153 159
Transocean, Inc.
8.000% due 02/01/27 (Þ) 79 79
8.250% due 05/15/29 (Þ) 346 353
8.750% due 02/15/30 (Þ) 338 355
7.500% due 04/15/31 308 297
8.500% due 05/15/31 (Þ) 346 354
6.800% due 03/15/38 495 425
9.350% due 12/15/41 212 199
Travel + Leisure Co.
5.750% due 04/01/27 749 751
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 337 355
Twilio , Inc.
3.875% due 03/15/31 210 189
Tyson Foods, Inc.
3.550% due 06/02/27 124 120
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 210 205
United Rentals NA, Inc.
3.875% due 11/15/27 370 353
3.875% due 02/15/31 272 246
United States Steel Corp.
6.650% due 06/01/37 151 154
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 274
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 147 146
8.000% due 08/15/28 (Þ) 149 150
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 242
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 226
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 218
4.125% due 08/15/31 (Þ) 567 515
3.875% due 11/01/33 (Þ) 470 408
Venture Global LNG, Inc.
Series 144A
8.125% due 06/01/28 (Þ) 447 466
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 776 675
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 126 123
5.625% due 05/15/52 90 83
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 124 120
Vornado Realty, LP
3.400% due 06/01/31 429 350
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 146 127
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 368 351

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 04/15/30 772 637
4.500% due 11/18/34 100 80
4.800% due 11/18/44 (Ñ) 533 400
4.650% due 06/01/46 197 134
4.100% due 04/15/50 (Ñ) 344 226
Walt Disney Co. (The)
4.375% due 08/16/41 43 38
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 792 824
Wells Fargo & Co.
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 125 121
Werner FinCo , LP / Werner FinCo , Inc.
11.500% due 06/15/28 (Þ) 211 229
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 405 362
Western Digital Corp.
4.750% due 02/15/26 253 249
Western Midstream Operating, LP
5.450% due 04/01/44 215 197
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 179
Wilsonart LLC
11.000% due 08/15/32 (Þ) 607 595
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 207 199
Xcel Energy, Inc.
1.750% due 03/15/27 92 85
Xerox Corp.
4.800% due 03/01/35 334 228
6.750% due 12/15/39 118 93
XPO CNW, Inc.
6.700% due 05/01/34 478 502
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 119
Yum! Brands, Inc.
3.625% due 03/15/31 276 246
6.875% due 11/15/37 207 227
130,150
International Debt - 28.1%
1011778 B.C. Unltd . Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 206 184
1375209 BC, Ltd.
9.000% due 01/30/28 (Ñ)(Þ) 755 716
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 272
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 94 93
Abu Dhabi Developmental Holding Co.
PJSC
5.375% due 05/08/29 (Þ) 369 377
Abu Dhabi Government International
Bond
5.000% due 04/30/34 (Þ) 602 617
Series REGS
1.700% due 03/02/31 (Þ) 795 669
3.125% due 09/30/49 (Þ) 477 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 09/15/51 (Þ) 400 272
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 527
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 82 72
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 471 391
Ahlstrom Holding 3 Oy
Series 144a
4.875% due 02/04/28 (Ñ)(Þ) 300 282
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 600 608
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 83 80
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 227
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 708 632
Apidos CLO XXXI
Series 2021-31A Class CR
7.463% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,142
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,606
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) EUR 300 267
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 178
Argentine Republic Government
International Bond
1.000% due 07/09/29 118 68
4.875% due 07/09/29 (~)(Ê) 1,547 611
1.750% due 07/09/30 (~)(Ê) 319 172
4.750% due 07/09/35 (~)(Ê) 353 147
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 105
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 193 179
Avation Capital SA
6.500% due 10/31/26 (Þ) — —
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 331
Bahrain Government International Bond
Series REGS
5.450% due 09/16/32 (Þ) 320 297
Bain Capital Credit CLO, Ltd.
Series 2024-4A Class C
1.000% due 10/23/37 (CME Term
SOFR 3 Month + 1.900%)(Ê)(Þ) 450 450

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 126 120
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 92 86
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 477
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 124 121
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 556
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 118 122
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 452 473
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 576
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 128 122
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 54
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 64
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 82 82
Barclays PLC
5.200% due 05/12/26 119 119
BAT Capital Corp.
2.259% due 03/25/28 119 108
7.081% due 08/02/53 12 13
Benefit Street Partners CLO XII, Ltd.
Series 2018-9A Class AR
6.689% due 07/20/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 482 483
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 1,000
Birch Grove CLO 9, Ltd.
Series 2024-9A Class C
1.000% due 10/22/37 (CME Term
SOFR 3 Month + 2.000%)(Ê)(Þ) 250 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 120 113
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 113
Brazil Government International Bond
6.125% due 01/22/32 1,106 1,099
4.750% due 01/14/50 363 264
7.125% due 05/13/54 707 696
Brookfield Finance, Inc.
4.700% due 09/20/47 78 69
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 191 190
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 690
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 70
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 67
Canpack SA / Canpack US LLC
3.125% due 11/01/25 (Þ) 300 288
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 1,000
Carnival Corp.
1.000% due 10/28/29 EUR 120 108
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 1,323 1,252
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 250
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 56
Series WI
3.875% due 11/02/27 58 55
Cencosud SA
4.375% due 07/17/27 (Þ) 123 119
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 348
CGI, Inc.
Series WI
1.450% due 09/14/26 131 122
Chile Government International Bond
4.850% due 01/22/29 1,064 1,063
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 1,187 1,131
CI Financial Corp.
3.200% due 12/17/30 89 72
CIFC Funding, Ltd.
Series 2021-4RA Class BR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.847% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 501
CIFC LLC
Series 2021-2A Class CR
7.647% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,002
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 618 628
Colombia Government International
Bond
8.000% due 11/14/35 769 802
8.750% due 11/14/53 676 717
Consolidated Energy Finance SA
6.500% due 05/15/26 (Ñ)(Þ) 189 183
Series 144a
5.625% due 10/15/28 (Þ) 655 523
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 382
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 615 389
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 380 405
Series REGS
6.550% due 04/03/34 (Þ) 200 207
Credit Agricole SA
5.301% due 07/12/28 (Þ) 116 118
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 279
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 134 125
Deutsche Bank AG Revenue Bonds
2.311% due 11/16/27 (SOFR +
1.219%)(Ê) 99 93
Deutsche Telekom International Finance
BV
4.375% due 06/21/28 (Þ) 124 122
DNB Bank ASA
1.605% due 03/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê)(Þ) 59 54
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 231 243
Series REGS
7.050% due 02/03/31 (Þ) 1,306 1,372
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 495
Ecopetrol SA
8.875% due 01/13/33 74 77
8.375% due 01/19/36 249 248
7.375% due 09/18/43 201 178
5.875% due 11/02/51 120 84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecuador Government International
Bond
Series REGS
11.850% due 07/31/30 (ž)(Þ) 295 151
6.900% due 07/31/30 (~)(Ê)(Þ) 442 233
5.500% due 07/31/35 (~)(Ê)(Þ) 409 276
EDO Sukuk , Ltd.
5.662% due 07/03/31 (Þ) 554 557
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 987 795
8.500% due 01/31/47 (Þ) 800 602
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 121
9.500% due 07/15/52 (Þ) 300 242
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 114 116
Emera US Finance, LP
Series WI
3.550% due 06/15/26 83 80
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 453
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)
(ƒ)(Þ) 294 292
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 496
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 256
Enbridge, Inc.
6.700% due 11/15/53 23 26
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 108
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 67 71
Enel Finance International NV
1.625% due 07/12/26 (Þ) 131 123
Enerflex , Ltd.
9.000% due 10/15/27 (Þ) 220 227
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 578
Eskom Holdings SOC, Ltd.
Series REGS
8.450% due 08/10/28 (Þ) 616 632
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 233
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 300 253
F- Brasile SpA / F- Brasile US LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series XR
7.375% due 08/15/26 (Þ) 175 174
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 224 206
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 322
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 251
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 121
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 165 138
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 168
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Æ)(Ø)(Þ) 1,000 794
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 385 339
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 956
Ghana Government International Bond
10.750% due 10/14/30 (Æ)(Ø)(Þ) 250 168
Series REGS
8.625% due 04/07/34 (~)(Æ)(Ê)(Ø)
(Þ) 649 332
goeasy , Ltd.
4.375% due 05/01/26 (Þ) 187 182
Greenland Global Investment, Ltd.
6.125% due 04/22/29 (Þ) 817 94
5.875% due 07/03/30 (Þ) 489 54
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 274 275
6.103% due 08/23/42 (Þ) 200 200
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 44
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 228 231
Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/29 (Þ) 1,008 1,075
Series REGS
8.509% due 01/14/29 (Þ) 200 213
HBOS PLC
6.000% due 11/01/33 (Þ) 27 27
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,567 1,585
HSBC Holdings PLC
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 123 125
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 191
Hungary Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/26/36 (Þ) 302 296
Series REGS
6.125% due 05/22/28 (Þ) 675 693
5.500% due 03/26/36 (Þ) 200 196
3.125% due 09/21/51 (Þ) 562 358
Indonesia Government International
Bond
4.550% due 01/11/28 493 488
4.400% due 03/10/29 398 391
2.850% due 02/14/30 220 199
3.550% due 03/31/32 904 824
5.650% due 01/11/53 506 518
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 76 72
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 89
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 500
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 16 17
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 37 36
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 225
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 350 338
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 71
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 171
Series REGS
7.500% due 01/13/29 (Þ) 264 262
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 338 320
5.750% due 04/19/47 (Þ) 416 364
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 116 119
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 116 119
KCA Deutag UK Finance PLC
Series IAI
14.402% due 12/01/25 (SOFR +
9.000%)(Ê) 147 150
Series REGS
9.875% due 12/01/25 (Þ) 593 598
KEB Hana Bank
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.409%)(Ê)(ƒ)(Þ) 50 47
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 331 315

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 326 324
Kinross Gold Corp.
Series WI
6.250% due 07/15/33 800 851
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (~)(Ê)(Þ) 701 566
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 499
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 381 355
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,158 81
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 115 116
Lloyds Banking Group PLC
4.650% due 03/24/26 122 121
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 82
Macquarie Airfinance Holdings, Ltd.
8.125% due 03/30/29 (Þ) 261 276
Madison Park Funding XXXI, Ltd.
Series 2024-31A Class CR
7.589% due 07/23/37 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Þ) 250 251
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 120
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 581
Methanex Corp.
5.250% due 12/15/29 767 746
5.650% due 12/01/44 236 206
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 190
Mexico Government International Bond
5.000% due 05/07/29 391 387
6.000% due 05/07/36 400 398
4.600% due 01/23/46 538 423
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 477
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 121
Mongolia Government International
Bond
7.875% due 06/05/29 (Þ) 200 207
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 289 247
MVM Energetika Zrt .
7.500% due 06/09/28 (Þ) 435 456
Nakilat , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.067% due 12/31/33 (Þ) 297 310
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 199
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 117 118
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.494% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 501
Neuberger Berman Loan Advisers CLO
27, Ltd.
Series 2024-27A Class CR
4.200% due 07/15/38 (CME Term
SOFR 3 Month + 2.100%)(Ê)(Þ) 550 556
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 1,202 983
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 239
Nokia OYJ
4.375% due 06/12/27 123 120
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 103
OCP CLO, Ltd.
Series 2022-24A Class C
7.832% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 501
OCP SA
7.500% due 05/02/54 (Þ) 496 513
Series REGS
6.875% due 04/25/44 126 123
6.875% due 04/25/44 (Þ) 200 195
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.663% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,002
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 250
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 500
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 285
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 351
Olympus Water US Holding Corp.
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 10/01/28 (Þ) EUR 200 204
5.375% due 10/01/29 (Þ) EUR 170 168
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 1,114 1,158
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 272
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 938 971
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 268 253
Open Text Corp.
3.875% due 02/15/28 (Þ) 244 228
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 235 214
Optics Bidco SpA
Series 2033
6.375% due 11/15/33 (Þ) 319 313
Series 2034
6.000% due 09/30/34 (Þ) 369 349
Series 2036
7.200% due 07/18/36 (Þ) 394 402
Series 2038
7.721% due 06/04/38 (Þ) 395 423
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 433
Pakistan Government International
Bond
Series REGS
7.950% due 01/31/29 (Þ) 267 238
8.875% due 04/08/51 (Þ) 400 300
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 765 574
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
7.786% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,265
Panama Government International Bond
2.252% due 09/29/32 497 367
4.500% due 04/16/50 1,612 1,112
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 320 324
Series REGS
5.850% due 08/21/33 (Þ) 200 203
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 246
Peruvian Government International
Bond
2.783% due 01/23/31 1,163 1,007
Petrobras Global Finance BV
6.850% due 06/05/15 517 478
Petroleos de Venezuela SA
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 11/15/26 (Æ)(Ø)(Þ) 1,406 158
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,332 851
Petroleos Mexicanos
6.375% due 01/23/45 122 81
Series REGS
6.625% due 09/29/49 (~)(Ê)(ƒ)(Þ) 597 373
Series WI
6.750% due 09/21/47 2,645 1,790
7.690% due 01/23/50 469 344
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,874 1,593
3.404% due 04/28/61 (Þ) 200 138
Philippine Government International
Bond
5.170% due 10/13/27 1,375 1,384
1.950% due 01/06/32 517 423
Prosus NV
3.680% due 01/21/30 (Þ) 142 128
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 411
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 352 355
4.750% due 05/29/34 (Þ) 384 390
Series REGS
4.500% due 04/23/28 (Þ) 877 876
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 573 488
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 353 356
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 125 121
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 333
Republic of Guatemala Government
International Bond
6.050% due 08/06/31 (Þ) 259 259
6.550% due 02/06/37 (Þ) 259 260
Series REGS
6.600% due 06/13/36 (Þ) 247 250
Republic of Kenya Government
International Bond
Series REGS
9.750% due 02/16/31 (Þ) 200 190
Republic of Poland Government
International Bond
4.625% due 03/18/29 160 160
5.125% due 09/18/34 399 400
5.500% due 03/18/54 634 625
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 417 415

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
5.875% due 04/20/32 727 688
5.750% due 09/30/49 1,002 772
Republic of Turkey Government
International Bond
7.125% due 07/17/32 954 952
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 196
Republic of Zambia Government
International Bond
7.500% due 06/30/31 (~)(Ê)(Þ) 118 104
0.500% due 12/31/53 (Þ) 222 112
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 729 706
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 261 254
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 60 60
7.125% due 01/17/33 (Þ) 166 178
6.375% due 01/30/34 (Þ) 302 308
Series REGS
5.875% due 01/30/29 (Þ) 74 75
7.125% due 01/17/33 (Þ) 46 49
6.375% due 01/30/34 (Þ) 84 86
4.000% due 02/14/51 (Þ) 812 571
SA Global Sukuk , Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 327 284
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 98 92
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 664 651
Series REGS
4.250% due 04/16/39 (Þ) 619 546
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 450 444
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,320
Series REGS
5.750% due 01/16/54 (Þ) 609 596
Seagate HDD Cayman
5.750% due 12/01/34 302 295
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,070
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 182
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 218 254
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 101 96
5.500% due 01/16/27 (Þ) 24 24
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 95 89
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 502
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 811 458
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 130 123
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 422
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 288 296
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 233 241
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 373 347
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 74 74
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Tacora Resources, Inc.
8.250% due 05/15/26 (~)(Æ)(Ê)(Ø)
(Þ) 399 178
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 617 604
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 301
Telecom Italia Capital SA
6.375% due 11/15/33 54 53
6.000% due 09/30/34 24 23
7.200% due 07/18/36 133 133
7.721% due 06/04/38 168 171
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 121
TransAlta Corp.
6.500% due 03/15/40 519 525
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 105
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 352 357

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 310
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 455
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 358 320
Turkey Government International Bond
9.125% due 07/13/30 200 221
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 438
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 407
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 131 123
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 722
Ukraine Government International
Bond
Series GDP
0.750% due 08/01/41 (~)(Ê)(Þ) 195 120
Series REGS
8.994% due 02/01/26 (~)(Æ)(Ê)(Ø)
(Þ) 411 150
7.750% due 09/01/29 (~)(Æ)(Ê)(Ø)
(Þ) 686 220
9.750% due 11/01/30 (~)(Ê)(Þ) 665 223
UniCredit SpA
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 339 336
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 213
United Arab Emirates International
Government Bond
4.857% due 07/02/34 (Þ) 202 204
Uruguay Government International
Bond
5.750% due 10/28/34 1,114 1,180
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 171
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 118
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 575 97
Venture 33 CLO, Ltd.
7.843% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 1,000
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 104 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,540 1,594
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Æ)(Ê)
(ƒ)(Ø)(Š)(Þ) 714 —
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 GBP 350 433
2.125% due 11/20/26 EUR 855 854
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 66 62
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 95
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) — —
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 230
8.500% due 06/27/29 (Þ) 332 315
125,044
Mortgage-Backed Securities - 15.8%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 77 74
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 330
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 110
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê) 1,538 98
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 464
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 552
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê) 1,933 109
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 699
BOCA Commercial Mortgage Trust
Series 2022-BOCA Class D
8.651% due 05/15/39 (CME Term
SOFR 1 Month + 3.318%)(Ê)(Þ) 500 499
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 175 171

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-VOLT Class F
7.836% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 400 393
Series 2024-KING Class D
7.790% due 05/15/39 (CME Term
SOFR 1 Month + 2.490%)(Ê)(Þ) 500 493
BX Trust
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 500 490
Series 2021-LGCY Class C
6.436% due 10/15/36 (CME Term
SOFR 1 Month + 1.118%)(Ê)(Þ) 380 369
Series 2021-RISE Class D
7.186% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 459 450
Series 2022-LBA6 Class E
8.033% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 490
Cali Sun
7.211% due 07/15/41 (CME Term
SOFR 1 Month + 1.891%)(Ê)(Þ) 300 299
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 583
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,919
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,581 410
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 71 62
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 453 401
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 116 104
Series 2024-6 Class A9A
6.000% due 05/25/55 (~)(Ê)(Þ) 490 486
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 321 300
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 186 172
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 36 34
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 731 589
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 361 291
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 373 330
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 08/10/49 (~)(Ê)(Þ) 500 441
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 91
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 91
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,199 77
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 543 439
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 474 382
Commercial Mortgage Trust
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,441
Connecticut Avenue Securities Trust
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 724
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 88
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 883
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 134 128
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 406 400
Extended Stay America Trust
Series 2021-ESH Class E
2.925% due 07/15/38 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 453 452
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,235
Series 2023-R01 Class 1M2
7.678% due 12/25/42 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 600 643
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,163
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 128 117
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 429 414
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 82 76
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 646 650
Series 2022-DNA2 Class M1B

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,233
Series 2022-DNA6 Class M1B
9.015% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 213
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,156
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Æ)(Þ) 1,450 1,190
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,662 20
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 6
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,055 12
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (Æ)(Þ) 200 191
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 (Æ)(Þ) 1,000 801
2.420% due 09/27/51 (~)(Ê)(Þ) 415 327
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Æ)(Þ) 837 656
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Æ)(Þ) 1,258 965
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Æ)(Þ) 1,500 1,166
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Æ)(Þ) 905 686
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 303
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 280
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 182
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 302
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Æ)(Þ) 384 366
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 736
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 525
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Æ)(Þ) 246 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Æ)(Þ) 251 233
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Æ)(Þ) 246 241
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Æ)(Þ) 199 194
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Æ)(Þ) 251 231
Great Wolf Trust
Series 2024-WLF2 Class D
8.240% due 05/15/41 (CME Term
SOFR 1 Month + 2.939%)(Ê)(Þ) 500 500
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 2,973 128
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 883 817
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 882 761
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 862 693
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 761 614
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 367 291
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 571
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 794 641
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 969 779
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 464 365
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 500
Hawaii Hotel Trust
Series 2019-MAUI Class E
2.864% due 05/15/38 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 500 497
HLTN Commercial Mortgage Trust
Series 2024-DPLO Class D
8.659% due 06/15/41 (CME Term
SOFR 1 Month + 3.339%)(Ê)(Þ) 500 498
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 389 381
INTOWN Mortgage Trust
Series 2022-STAY Class B
8.620% due 08/15/39 (CME Term
SOFR 1 Month + 3.286%)(Ê)(Þ) 500 501
JPMorgan Commercial Mortgage
Securities Trust
Series 2015-C27 Class XA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,498 3
JPMorgan Mortgage Trust
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 64 58
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 749 669
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 246 225
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 25 24
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 19 18
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 354 301
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 53 47
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 650 628
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 47 45
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 143 126
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 321 284
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 409 356
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 165 140
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 297 240
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 219 176
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 434 364
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 693 693
Series 2023-8 Class B3
6.356% due 02/25/54 (~)(Ê)(Þ) 988 962
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 951 961
KSL Commercial Mortgage Trust
Series 2023-HT Class C
8.789% due 12/15/36 (CME Term
SOFR 1 Month + 3.439%)(Ê)(Þ) 600 601
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 868 807
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
2.691% due 04/15/38 (USD 1 Month
LIBOR + 2.601%)(Ê)(Þ) 336 331
MHP
Series 2022-MHIL Class E
7.936% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 273 270
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.389% due 10/15/47 (Þ) 250 202
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 404
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 105
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,411 58
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 297
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 5,863 283
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,198 139
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,497 86
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2 Class B1
7.201% due 03/25/54 (~)(Ê)(Þ) 499 529
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 74
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 101 90
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,033
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 430 412
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 188 160
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 145 117
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 256
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,260
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 1,071
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,583 1,391
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Æ)(Þ) 450 388
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Æ)(Þ) 560 452
Sequoia Mortgage Trust
Series 2019-4 Class A19

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 11/25/49 (~)(Ê)(Þ) 54 48
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 819 727
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 53 50
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 477 384
SMRT Trust
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,317
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,119
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 750 604
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 771
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 472 402
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 221 206
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 179 147
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,509 3
Series 2016-C37 Class D
3.185% due 12/15/49 (~)(Ê)(Þ) 500 441
Series 2016-LC25 Class D
3.263% due 12/15/59 (~)(Ê)(Þ) 450 380
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,796 145
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 307
Series 2021-C61 Class D
2.500% due 11/15/54 (Þ) 500 352
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 19 16
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 159 135
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 211 182
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 702 566
70,141
Non-US Bonds - 11.6%
888 Acquisitions, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.750% due 05/15/30 (Þ) GBP 350 457
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 200 237
Air France-KLM
7.250% due 05/31/26 (Þ) EUR 200 227
3.875% due 07/01/26 (Þ) EUR 100 108
alstria office REIT-AG
0.500% due 09/26/25 (Þ) EUR 100 103
1.500% due 11/15/27 (Þ) EUR 100 97
ams -OSRAM AG
2.125% due 11/03/27 (Þ) EUR 600 513
Series REGS
10.500% due 03/30/29 (Þ) EUR 100 113
Anarafe SL
Series REGS
15.386% due 12/31/26 (~)(Ê)(Þ) EUR 259 345
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 110 114
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 400 433
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 226
Bayer US Finance II LLC
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 800 800
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 313
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 206
BE Semiconductor Industries NV
Series REGS
4.500% due 07/15/31 (Þ) EUR 150 162
Bellis Acquisition Co PLC
Series REGS
8.125% due 05/14/30 (Þ) GBP 200 254
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 300 317
British Telecommunications PLC
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 300 414
Canary Wharf Group Investment
Holdings PLC
Series REGS
1.750% due 04/07/26 (Þ) EUR 425 412
3.375% due 04/23/28 (Þ) GBP 135 134
Castor SpA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
8.969% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 147
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 450 585
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 369
Centrica PLC
6.500% due 05/21/55 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.512%)(Ê)(Þ) GBP 100 131
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 445 463
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 600 631
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 600 602
6.250% due 04/01/28 (Þ) GBP 300 355
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 330 310
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 500 543
Series EMTN
4.000% due 03/30/27 (Þ) EUR 100 109
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 360 396
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 110 143
CPI Property Group SA
2.875% due 04/23/27 (~)(Ê)(Þ) EUR 100 97
7.000% due 05/07/29 (Þ) EUR 120 128
1.750% due 01/14/30 (Þ) EUR 300 247
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 191
Series .
7.875% due 08/28/29 (Þ) GBP 200 261
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 123
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 600 609
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 200 216
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 200 199
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 200 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 774
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 300 371
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 449
ELO SACA
2.875% due 01/29/26 (Þ) EUR 200 208
3.250% due 07/23/27 (Þ) EUR 100 99
4.875% due 12/08/28 (Þ) EUR 200 198
6.000% due 03/22/29 (Þ) EUR 300 306
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 600 677
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 200 192
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 200 203
2.045% due 10/09/28 (Þ) EUR 360 346
1.816% due 03/02/31 (Þ) EUR 200 177
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 205
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 385
1.500% due 10/13/28 (Þ) EUR 300 264
Series REGS
9.750% due 04/13/29 (Þ) EUR 210 238
Fiber Bidco SpA
Series REGS
6.125% due 06/15/31 (Þ) EUR 300 321
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 400 381
Heathrow Finance PLC
6.625% due 03/01/31 (Þ) GBP 300 382
Holding d'Infrastructures des Metiers de
l'Environnement
0.125% due 09/16/25 (Þ) EUR 465 481
4.500% due 04/06/27 (Þ) EUR 190 206
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 150 173
Iliad SA
5.625% due 02/15/30 (Þ) EUR 300 336
Series REGS
6.875% due 04/15/31 (Þ) EUR 150 167
IMA Industria Macchine Automatiche
SpA
Series REGS
7.435% due 04/15/29 (3 Month
EURIBOR + 3.750%)(Ê)(Þ) EUR 230 252
INEOS Finance PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 112
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 310 337
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 775 836
Kennedy Wilson Europe Real Estate,
Ltd.
3.250% due 11/12/25 (Þ) EUR 200 207
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 450 478
Mahle GmbH
Series REGS
6.500% due 05/02/31 (Þ) EUR 250 275
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 443
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 452
8.674% due 07/15/29 (3 Month
EURIBOR + 5.000%)(Ê)(Þ) EUR 350 379
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 390 491
Matterhorn Telecom SA
Series JUN
5.250% due 07/31/28 (Þ) CHF 450 533
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 200 199
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 273
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 (Þ) EUR 200 206
Mundys SpA
1.875% due 07/13/27 (Þ) EUR 375 384
Nexi SpA
2.125% due 04/30/29 (Þ) EUR 400 397
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 600 603
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 250 266
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 400 415
Series REGS
3.875% due 10/08/26 (Þ) GBP 800 951
ONE Hotels GmbH
Series REGS
7.750% due 04/02/31 (Þ) EUR 115 129
Orange SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 700 794
Orsted A/S
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 500 552
Series GBP
2.500% due 02/18/21 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 245 230
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 260 335
6.625% due 01/16/34 GBP 100 126
Petroleos Mexicanos
3.750% due 11/16/25 (Þ) GBP 150 183
2.750% due 04/21/27 (Þ) EUR 100 97
4.875% due 02/21/28 (Þ) EUR 200 200
Series 10.7
4.750% due 02/26/29 (Þ) EUR 400 381
Pinewood Finance Co., Ltd.
Series REGS
6.000% due 03/27/30 (Þ) GBP 300 384
PLT VII Finance SARL
Series REGS
6.000% due 06/15/31 (Þ) EUR 600 650
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 270
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 435 529
Renault SA
1.000% due 11/28/25 (Þ) EUR 510 535
2.000% due 09/28/26 (Þ) EUR 100 104
1.125% due 10/04/27 (Þ) EUR 200 199
Rossini Sarl
Series REGS
6.750% due 12/31/29 (Þ) EUR 180 202
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 220 232
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 383
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Þ) EUR 242 262
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 250 323
Telecom Italia SpA
5.250% due 03/17/55 EUR 200 207
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 200 207
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 600 686

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 306
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 250 255
1.625% due 10/15/28 (Þ) EUR 560 541
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 1,000 1,095
Travelex Issuerco , Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,356 3,407
TUI Cruises GmbH
Series REGS
6.250% due 04/15/29 (Þ) EUR 150 165
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 132
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 100 106
3.625% due 02/15/28 (Þ) EUR 300 313
4.625% due 08/15/28 (Þ) EUR 300 319
Valeo SA
1.625% due 03/18/26 (Þ) EUR 400 419
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 500 593
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 175 198
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 625 669
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 293
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 225
4.500% due 07/15/31 (Þ) GBP 250 271
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 200 214
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 250 317
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 900 891
Volkswagen Group of America Finance
LLC
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 246
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 206
5.625% due 01/15/31 (Þ) EUR 100 110
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 306
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 391
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 405 417
Zegona Finance PLC
Series REGS
6.750% due 07/15/29 (Þ) EUR 460 507
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 200 208
2.500% due 10/23/27 (Þ) EUR 400 408
6.125% due 03/13/29 (Þ) EUR 200 228
3.000% due 10/23/29 (Þ) EUR 600 597
51,728
Total Long-Term Fixed Income
Investments
(cost $403,928) 393,465
Common Stocks - 1.7%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
185
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Materials and Processing - 1.0%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
4,276
Producer Durables - 0.7%
Affinion Group, Inc.(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Kelly Topco, Ltd.(Æ) 2,574
187
Real Alloy(Š) 39
3,014
3,201
Total Common Stocks
(cost $6,134) 7,662
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% (Æ)(Š) 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco , Ltd. (Æ) 675 19
2025 Warrants
Total Warrants and Rights
(cost $—) 19
Short-Term Investments - 7.0%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 502
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2013-1 Class A
4.000% due 07/15/25 324 317
ams AG
1.000% due 03/05/25 EUR 800 830
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 574
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ)(Š) 942 407
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 93
Education Management LLC Term
Loan B
0.000% due 07/02/23 (USD 3 Month
LIBOR  + 8.500%)(Ê)(v) 284 —
Explorer II AS
3.375% due 02/24/25 EUR 555 562
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,891 1,858
High Ridge Brands Co.
8.875% due 03/15/25 (Æ)(Ø) 970 —
KAR Auction Services, Inc.
5.125% due 06/01/25 (Þ) 177 176
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 483
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 500 35
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 75 72
Provident Funding Associates, LP / PFG
Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 06/15/25 (Þ) 195 190
Republic of Kazakhstan Government
International Bond
Series REGS
5.125% due 07/21/25 (Þ) 200 199
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 115 113
RZD Capital PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Þ) RUB 115,000 —
Sugarhouse HSP Gaming Prop Mezz ,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 828
U.S. Cash Management Fund(@) 23,648,677(∞) 23,644
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) EUR 253 250
Total Short-Term Investments
(cost $34,692) 31,133
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 3,474,17 3
(∞)
3,474
Total Other Securities
(cost $3,474) 3,474
Total Investments - 98.0%
(identified cost $448,525) 435,753
Other Assets and Liabilities,
Net - 2.0%
9,026
Net Assets - 100.0%
444,779

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
71.4%
1011778 B.C. Unltd . Liability Co. / New Red Finance, Inc. 07/06/21 206,000 98.20 202
184
1375209 BC, Ltd. 09/27/22 755,000 100.21 757
716
180 Medical, Inc. 09/30/21 300,000 100.00 300
272
888 Acquisitions, Ltd. 05/02/24 GBP 350,000 125.37 439
457
ABN AMRO Bank NV 07/08/20 94,000 104.24 98
93
Abu Dhabi Developmental Holding Co. PJSC 04/30/24 369,000 99.49 367
377
Abu Dhabi Government International Bond 11/02/22 477,000 72.08 344
335
Abu Dhabi Government International Bond 11/02/23 795,000 83.12 661
669
Abu Dhabi Government International Bond 04/23/24 602,000 99.66 600
617
Abu Dhabi Government International Bond 04/30/24 400,000 66.20 265
272
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.77 505
502
Accor SA 10/04/23 EUR 200,000 111.73 223
237
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,496 98.35 647
507
AdaptHealth LLC 01/28/21 223,000 101.67 227
199
AdaptHealth LLC 08/12/21 851,000 99.73 849
761
Adient Global Holdings, Ltd. 11/10/21 474,000 100.80 478
465
Adient Global Holdings, Ltd. 02/28/23 338,000 100.00 338
355
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 72.58 498
527
AES Panama Generation Holdings SRL 07/06/22 82,036 89.19 73
72
African Export-Import Bank (The) 07/26/22 443,000 84.21 373
385
Agua y Saneamientos Argentinos SA 02/17/23 471,459 91.79 433
391
Ahlstrom Holding 3 Oy 02/26/24 300,000 92.65 278
282
AHP Health Partners, Inc. 08/16/21 186,000 100.58 187
178
Air France-KLM 05/22/24 EUR 200,000 113.82 228
227
Air France-KLM 06/18/24 EUR 100,000 106.98 107
108
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 97.71 139
138
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 90.50 155
156
Albion Financing 2 SARL 10/15/21 600,000 100.00 600
608
Alimentation Couche-Tard, Inc. 09/24/18 83,000 97.73 81
80
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 246,000 93.30 230
244
alstria office REIT-AG 07/12/24 EUR 100,000 103.20 103
103
alstria office REIT-AG 07/12/24 EUR 100,000 96.42 96
97
Alta Equipment Group, Inc. 05/21/24 386,000 97.17 375
366
Altice France Holding SA 04/20/22 324,000 90.92 295
227
AMC Networks, Inc. 07/09/24 124,000 99.56 123
123
Amentum Escrow Corp. 07/30/24 130,000 100.00 130
133
American Airlines Group, Inc. 03/10/21 421,167 100.00 421
418
American Airlines Group, Inc. 08/10/23 299,000 98.61 294
292
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 225,000 99.69 224
205
ams -OSRAM AG 04/29/24 EUR 100,000 107.67 108
113
ams -OSRAM AG 07/26/24 EUR 600,000 86.58 519
513
Amsted Industries, Inc. 04/05/24 219,000 98.68 216
215
Anarafe SL 01/12/22 EUR 259,284 126.94 329
345
Angolan Government International Bond 10/17/23 708,000 83.97 595
632
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,142
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,606
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.44 213
184
Aramark Services, Inc. 01/28/21 242,000 102.38 248
236
Arches Buyer, Inc. 05/03/23 208,000 89.78 187
186
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 03/06/24 EUR 300,000 87.54 263
267
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 187,000 102.01 191
108
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.11 173
178
Aretec Escrow Issuer 2, Inc. 10/26/23 664,000 100.00 664
708
Arroyo Mortgage Trust 05/12/20 76,937 97.26 75
74
Arsenal AIC Parent LLC 08/10/23 168,000 101.76 171
179
Ashtead Capital, Inc. 10/17/23 107,000 93.86 100
105
ATS Automation Tooling Systems, Inc. 01/28/21 193,000 101.05 195
179
Avantor , Inc. 01/28/21 249,000 102.81 256
240
Avation Capital SA 07/06/21 291 91.59 —
—
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 102.56 185
176
Axian Telecom 03/08/23 335,000 94.69 317
331
Azzurra Aeroporti SpA 10/31/22 EUR 110,000 90.90 100
114
Bahrain Government International Bond 04/02/24 320,000 91.65 293
297
Bain Capital Credit CLO, Ltd. 07/23/24 450,000 100.00 450
450
Banco de Bogota SA 03/06/24 126,000 95.49 120
120
Banco de Credito del Peru 04/16/24 92,000 92.41 85
86
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 91.09 449
477

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 03/06/24 124,000 97.05 120
121
Banco Nacional de Panama 01/23/24 704,000 77.27 544
556
Banijay Group SAS 04/28/22 EUR 400,000 108.76 435
433
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.45 128
110
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.40 482
330
Bank Gospodarstwa Krajowego 07/01/24 452,000 99.28 449
473
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
576
Bausch Health Cos., Inc. 05/12/21 453,000 206.95 937
424
Bausch Health Cos., Inc. 03/25/24 102,000 150.53 154
88
Bausch Health Cos., Inc. 07/02/24 287,000 94.22 270
269
Bayer AG 09/26/23 EUR 200,000 104.79 210
226
Bayer US Finance II LLC 09/04/23 EUR 300,000 100.85 303
313
Bayer US Finance II LLC 01/31/24 EUR 800,000 94.12 748
800
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 101.54 203
206
BE Semiconductor Industries NV 07/10/24 EUR 150,000 108.29 162
162
Beazer Homes USA, Inc. 03/12/24 230,000 100.00 230
233
Bellis Acquisition Co PLC 05/02/24 GBP 200,000 125.37 251
254
Benchmark Mortgage Trust 03/28/22 890,000 79.66 709
552
Benefit Street Partners CLO XII, Ltd. 03/21/24 481,893 100.10 482
483
Berry Global, Inc. 07/22/19 145,000 102.27 148
144
Bertelsmann SE & Co. KGaA 05/03/22 EUR 300,000 104.33 313
317
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
1,000
Birch Grove CLO 9, Ltd. 07/18/24 250,000 100.00 250
250
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.84 200
184
BMD2 Re- Remic Trust 02/03/21 892,000 89.64 800
699
BNP Paribas SA 07/24/23 120,000 92.32 111
113
BOCA Commercial Mortgage Trust 01/24/24 500,000 99.63 498
499
Boeing Co. (The) 04/29/24 399,000 100.00 399
419
Bolivia Government International Bond 04/04/23 200,000 59.36 119
113
Booz Allen Hamilton Holding Corp. 03/03/21 1,028,000 97.12 968
974
Boston Gas Co. 04/16/24 83,000 92.55 77
79
Brand Industrial Services, Inc. 08/10/23 166,000 101.80 169
182
British Telecommunications PLC 02/26/24 GBP 300,000 135.36 406
414
Broadcom, Inc. 07/24/23 90,000 76.84 69
73
Broadcom, Inc. 07/12/24 53,000 90.61 48
48
Brookfield Residential Properties, Inc. 03/15/21 191,000 102.16 195
190
Builders FirstSource , Inc. 03/03/21 255,000 104.55 267
244
BX Commercial Mortgage Trust 02/23/23 175,000 95.94 168
171
BX Commercial Mortgage Trust 04/24/24 400,000 99.23 397
393
BX Commercial Mortgage Trust 05/08/24 500,000 99.75 499
493
BX Trust 02/06/23 500,000 96.27 481
490
BX Trust 01/24/24 500,000 97.75 489
490
BX Trust 04/26/24 458,517 98.71 453
450
BX Trust 06/06/24 380,000 98.27 373
369
C&W Senior Financing Designated Activity Company 04/24/23 707,000 90.86 642
690
Caesars Entertainment, Inc. 06/19/20 507,000 99.42 504
518
Caesars Entertainment, Inc. 01/24/24 187,000 100.00 187
189
Cali Sun 07/03/24 300,000 99.75 299
299
Canary Wharf Group Investment Holdings PLC 04/05/24 EUR 425,000 93.38 397
412
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 135,000 94.51 128
134
Canpack SA / Canpack US LLC 05/08/24 300,000 96.59 290
288
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.38 700
583
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.69 977
1,000
Carnival Corp. 02/23/23 861,000 82.25 708
859
Carnival Corp. 04/20/23 674,000 92.48 623
671
Carnival Corp. 08/01/23 59,000 100.00 59
62
Carriage Purchaser, Inc. 11/17/21 744,000 98.73 735
689
Carvana Co. 07/09/24 765,000 105.64 832
891
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,919
Castor SpA 02/10/22 EUR 138,000 113.91 157
147
CBB International Sukuk Programme Co. WLL 07/24/24 1,323,000 94.90 1,255
1,252
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 92.69 1,198
985
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.49 29
28
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 517,000 96.23 497
502
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 94.85 64
66
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 758,000 98.03 743
679
CD&R Firefly Bidco PLC 04/05/24 GBP 450,000 126.34 569
585
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.70 247
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cellnex Telecom SA 09/06/23 EUR 400,000 84.67 339
369
Celulosa Arauco y Constitucion SA 01/08/24 60,000 91.71 55
56
Cencosud SA 09/12/23 123,000 95.26 117
119
Central Plaza Holding Co., Ltd. 05/06/22 600,000 96.49 579
574
Centrica PLC 05/14/24 GBP 100,000 125.91 126
131
Centurion Bidco SpA 07/25/24 EUR 445,000 109.12 486
463
CEZ AS 06/15/17 383,000 109.24 418
348
CF Industries, Inc. 12/07/23 128,000 97.70 125
126
CGG SA 11/09/21 EUR 600,000 109.23 655
631
Chase Home Lending Mortgage Trust 07/29/19 116,100 100.94 117
104
Chase Home Lending Mortgage Trust 10/30/19 70,840 100.75 71
62
Chase Home Lending Mortgage Trust 10/30/19 453,377 101.53 460
401
Chase Home Lending Mortgage Trust 06/21/24 489,528 98.44 482
486
China Government International Bond 04/02/24 1,187,000 95.38 1,132
1,131
CHNGE Mortgage Trust 01/21/22 321,084 99.99 321
300
CHS/Community Health Systems, Inc. 05/04/21 270,000 100.00 270
205
CHS/Community Health Systems, Inc. 01/20/22 160,000 100.00 160
140
CHS/Community Health Systems, Inc. 04/29/22 460,000 96.25 443
427
CHS/Community Health Systems, Inc. 08/01/22 329,000 93.99 309
271
Cidron Aida Finco SARL 03/25/21 GBP 300,000 137.38 412
355
Cidron Aida Finco SARL 01/31/24 EUR 600,000 114.20 685
602
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
501
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,002
CIM Commercial Trust Corp. 09/27/18 186,268 96.95 181
172
CIM Commercial Trust Corp. 03/22/19 35,738 101.36 36
34
CIM Commercial Trust Corp. 03/01/21 730,837 101.90 745
589
CIM Commercial Trust Corp. 03/29/21 361,410 100.38 363
291
CIM Trust 11/07/19 372,856 100.56 375
330
CITGO Petroleum Corp. 07/09/24 240,000 103.65 249
250
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.89 104
91
Citigroup Commercial Mortgage Trust 08/12/19 313,000 79.03 247
91
Citigroup Commercial Mortgage Trust 05/07/24 500,000 86.44 432
441
Citigroup Mortgage Loan Trust, Inc. 05/06/21 542,959 101.17 549
439
Citigroup Mortgage Loan Trust, Inc. 06/25/21 473,527 100.38 475
382
Citycon Treasury BV 09/27/23 EUR 330,000 87.37 288
310
Clarios Global, LP / Clarios US Finance Co. 04/05/24 271,000 100.64 273
276
Clear Channel Outdoor Holdings, Inc. 07/09/24 514,000 100.64 518
523
CLI Funding VI LLC 03/23/21 610,153 100.23 612
557
Cloud Software Group Holdings, Inc. 11/09/22 319,000 88.22 281
311
Cloud Software Group Holdings, Inc. 07/30/24 904,000 96.35 877
899
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
178
Clydesdale Acquisition Holdings, Inc. 10/26/23 883,000 91.11 805
867
Codelco Metals, Inc. 09/05/23 618,000 100.10 619
628
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
100
Coinbase Global, Inc. 09/14/21 243,000 94.99 231
214
Commercial Mortgage Trust 04/28/22 1,500,000 90.84 1,363
1,441
Commerzbank AG 10/19/20 EUR 100,000 94.83 95
109
Commerzbank AG 09/28/22 EUR 500,000 98.15 491
543
Commonbond Student Loan Trust 11/27/18 55,131 100.68 56
52
Commonbond Student Loan Trust 06/02/20 71,173 99.98 71
62
Commonbond Student Loan Trust 03/10/21 214,852 100.00 215
167
Compass Group Diversified Holdings LLC 04/07/21 197,000 103.01 203
189
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
724
Consolidated Communications Holdings, Inc. 01/09/24 524,000 83.68 438
454
Consolidated Communications Holdings, Inc. 05/16/24 203,000 87.50 178
183
Consolidated Energy Finance SA 09/30/21 655,000 99.96 655
523
Consolidated Energy Finance SA 11/09/22 189,000 96.07 182
183
Constellation Automotive Financing PLC 07/16/21 GBP 360,000 137.61 495
396
Co-operative Group Holdings, Ltd. 03/08/21 GBP 110,000 151.46 167
143
CoreLogic , Inc. 07/06/21 201,000 99.76 201
185
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.61 368
382
Corp. Nacional del Cobre de Chile 12/14/22 615,000 74.72 460
389
Costa Rica Government International Bond 11/06/23 380,000 94.82 360
405
Costa Rica Government International Bond 03/14/24 200,000 103.16 206
207
Coty, Inc. 08/10/23 176,000 97.86 172
174
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 173,000 100.69 174
178
CPI Property Group SA 07/09/24 EUR 100,000 97.58 98
97

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CPI Property Group SA 07/10/24 EUR 120,000 106.95 128
128
CPI Property Group SA 07/10/24 EUR 300,000 83.62 251
247
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
191
CPUK Finance, Ltd. 05/08/24 GBP 200,000 124.96 250
261
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
727
Credit Agricole SA 07/12/24 116,000 101.35 118
118
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
279
CSC Holdings LLC 07/07/21 973,000 89.24 868
384
CSC Holdings LLC 04/05/24 291,000 97.62 284
263
Cushman & Wakefield U.S. Borrower LLC 03/15/21 149,000 104.85 156
149
CVR Energy, Inc. 01/10/20 402,000 100.00 402
379
Danske Bank A/S 03/03/22 134,000 96.67 130
125
DaVita, Inc. 11/09/22 281,000 79.99 225
257
DB Master Finance LLC 03/20/19 190,500 100.00 190
186
DB Master Finance LLC 03/20/19 381,000 100.00 381
367
DBWF Mortgage Trust 10/25/18 1,000,000 91.27 913
883
Deutsche Telekom AG 12/09/21 EUR 600,000 108.05 648
609
Deutsche Telekom International Finance BV 07/12/24 124,000 98.28 122
122
Development Bank of the Republic of Belarus JSC 08/16/19 942,000 100.00 942
407
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,140,000 100.89 1,148
1,098
DISH DBS Corp. 11/10/21 57,000 100.00 57
42
DNB Bank ASA 05/06/24 59,000 90.23 53
54
Dominican Republic Government International Bond 08/01/23 1,306,000 100.28 1,310
1,372
Dominican Republic Government International Bond 06/25/24 231,000 102.61 237
243
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
848
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
515
Dresdner Funding Trust I 04/02/24 778,000 111.09 864
851
Driven Brands, Inc. 05/30/24 267,438 86.63 232
238
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.41 497
495
Ecuador Government International Bond 10/12/22 441,872 37.86 167
233
Ecuador Government International Bond 01/02/24 409,359 56.47 231
276
Ecuador Government International Bond 03/01/24 295,380 49.53 146
151
EDO Sukuk , Ltd. 06/26/24 554,000 100.00 554
557
Egypt Government International Bond 01/11/24 987,000 78.41 774
795
Egypt Government International Bond 06/28/24 800,000 76.79 614
602
El Salvador Government International Bond 10/20/22 300,000 35.23 106
242
El Salvador Government International Bond 08/08/23 150,000 71.64 107
121
Electricite de France SA 02/02/21 EUR 800,000 119.80 958
774
Electricite de France SA 07/08/22 EUR 200,000 80.66 161
199
Electricite de France SA 11/28/22 GBP 300,000 109.12 327
371
Electricite de France SA 02/28/23 EUR 200,000 87.52 175
203
Electricite de France SA 07/10/24 EUR 200,000 107.30 215
216
Element Fleet Management Corp. 07/24/23 114,000 100.22 114
116
ELFI Graduate Loan Program 06/18/20 87,419 99.97 87
78
Elia Group SA 01/31/24 EUR 400,000 111.78 447
449
Ellington Financial Mortgage Trust 11/05/19 133,977 99.98 134
128
Ellington Financial Mortgage Trust 04/14/22 405,929 99.59 404
400
ELO SACA 04/02/24 EUR 100,000 103.36 103
99
ELO SACA 04/23/24 EUR 200,000 102.92 206
198
ELO SACA 04/29/24 EUR 300,000 107.97 324
306
ELO SACA 06/05/24 EUR 200,000 105.39 211
208
Emerald Debt Merger Sub LLC 05/04/23 EUR 400,000 110.14 441
453
Emirates NBD Bank PJSC 09/17/19 294,000 105.30 310
292
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.17 609
496
Empresa Nacional del Petroleo 11/02/17 338,000 91.30 309
256
Encino Acquisition Partners Holdings LLC 07/09/24 235,000 102.46 241
241
Enel Finance America LLC 07/24/23 67,000 104.06 70
71
Enel Finance International NV 07/24/23 131,000 92.47 121
123
Enerflex , Ltd. 07/09/24 220,000 102.17 225
227
Energia Group Roi Financeco DAC 01/31/24 EUR 600,000 111.52 669
677
Energias de Portugal SA 02/26/24 EUR 200,000 92.42 185
192
Energizer Holdings, Inc. 02/05/24 EUR 575,000 108.03 621
578
EP Infrastructure AS 09/20/22 EUR 200,000 72.11 144
177
EP Infrastructure AS 10/31/23 EUR 200,000 96.64 193
203
EP Infrastructure AS 06/18/24 EUR 360,000 85.59 308
346
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
184
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
208
EQM Midstream Partners, LP 06/01/22 313,000 101.05 316
338

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Esab Corp. 03/25/24 379,000 100.00 379
384
Eskom Holdings SOC, Ltd. 05/18/22 616,000 99.40 612
632
Esselunga SpA 10/27/21 EUR 200,000 119.65 239
205
Eutelsat SA 11/01/23 EUR 400,000 93.66 375
385
Eutelsat SA 03/27/24 EUR 210,000 108.28 227
238
Eutelsat SA 04/05/24 EUR 300,000 82.84 249
264
Export-Import Bank of China 08/16/22 267,000 97.26 260
233
Export-Import Bank of India 06/27/22 300,000 83.20 250
253
Extended Stay America Trust 04/25/24 453,208 99.91 453
452
Fannie Mae Connecticut Avenue Securities Trust 07/27/22 1,200,000 91.33 1,096
1,235
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,163
Fannie Mae Connecticut Avenue Securities Trust 05/07/24 600,000 106.63 640
643
F- Brasile SpA / F- Brasile US LLC 01/29/24 175,000 90.24 158
174
FEL Energy VI SARL 04/07/22 224,430 90.54 203
206
Ferguson Finance PLC 12/07/23 73,000 97.89 71
72
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 132,000 90.26 119
117
Fiber Bidco SpA 05/09/24 EUR 300,000 107.82 323
321
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
322
Flagstar Mortgage Trust 10/24/18 429,215 103.00 442
414
Flagstar Mortgage Trust 06/03/19 81,856 102.68 84
76
Flagstar Mortgage Trust 02/04/21 128,346 102.65 132
117
Forestar Group, Inc. 05/12/21 185,000 100.31 186
179
Fortescue Metals Group, Ltd. 11/09/22 278,000 82.16 228
251
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,200,000 98.56 1,183
1,233
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,100,000 102.09 1,123
1,156
Freddie Mac Structured Agency Credit Risk Debt Notes 03/08/23 645,527 99.39 642
650
Freddie Mac Structured Agency Credit Risk Debt Notes 09/26/23 200,000 104.84 210
213
FREMF Mortgage Trust 03/24/21 14,662,099 0.38 56
20
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
6
FREMF Mortgage Trust 03/24/21 1,450,103 85.51 1,240
1,190
FREMF Mortgage Trust 05/10/21 5,055,279 0.23 12
12
FREMF Mortgage Trust 05/10/21 570,000 0.35 2
2
Fresenius Medical Care US Finance III, Inc. 08/03/22 165,000 86.20 142
138
Frontier Communications Corp. 10/05/21 153,000 100.00 153
138
Frontier Communications Corp. 04/21/22 673,000 98.02 667
648
Frontier Communications Corp. 04/18/23 156,000 98.17 153
163
FRR Re-REMIC Trust 09/29/21 199,998 89.00 178
191
Gabon Government International Bond 02/06/23 228,000 86.80 198
168
GAM Re-REMIC Trust 04/01/21 1,258,000 111.43 1,402
965
GAM Re-REMIC Trust 04/01/21 905,000 69.29 627
686
GAM Re-REMIC Trust 04/01/21 837,000 71.73 600
656
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
182
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
302
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
366
GAM Re-REMIC Trust 11/04/21 316,000 89.72 283
303
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
327
GAM Re-REMIC Trust 11/04/21 312,000 94.32 294
280
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,166
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 787
801
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
231
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
233
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
241
GAM Re-REMIC Trust 01/28/22 635,000 88.93 565
525
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
194
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
243
GAM Re-REMIC Trust 05/03/22 796,000 87.50 697
736
Gartner, Inc. 02/18/21 190,000 103.62 197
184
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 112.95 1,129
794
Genting New York LLC 10/05/21 282,000 100.04 282
272
Georgian Railway JSC 04/07/22 385,000 90.91 350
339
Getty Images, Inc. 06/12/23 650,000 100.00 650
650
GFL Environmental, Inc. 10/12/21 188,000 101.02 190
179
GGAM Finance, Ltd. 12/28/23 925,000 102.30 946
956
Ghana Government International Bond 10/07/15 250,000 100.00 250
168
Ghana Government International Bond 10/11/22 649,000 39.76 258
332
Global Aircraft Leasing Co., Ltd. 09/15/20 1,891,129 99.69 1,885
1,858
Global Infrastructure Solutions, Inc. 01/10/24 822,000 91.31 751
790
Global Net Lease, Inc. 06/09/22 649,000 97.03 621
587

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Global Partners, LP / GLP Finance Corp. 01/03/24 141,000 100.00 141
145
goeasy , Ltd. 05/12/21 187,000 100.56 188
182
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,103,015 99.96 1,103
878
Graham Packaging Co., Inc. 11/10/22 1,000,000 87.59 876
975
Graphic Packaging International LLC 07/06/21 244,000 100.80 246
228
Gray Oak Pipeline LLC 12/07/23 23,000 96.18 22
22
Gray Television, Inc. 10/26/21 201,000 100.00 201
131
Gray Television, Inc. 02/13/24 155,000 93.81 145
150
Great Wolf Trust 04/26/24 500,000 99.75 499
500
Greenland Global Investment, Ltd. 07/11/18 488,959 96.74 473
54
Greenland Global Investment, Ltd. 10/20/21 817,152 84.22 688
94
Greensaif Pipelines Bidco SARL 07/17/24 274,000 100.00 274
275
Greensaif Pipelines Bidco SARL 07/17/24 200,000 100.00 200
200
Grifols Escrow Issuer SA 01/31/24 EUR 400,000 110.08 440
381
GrubHub , Inc. 10/12/21 186,000 101.80 189
171
Grupo Bimbo SAB de CV 12/07/23 49,000 89.08 44
44
GS Mortgage Securities Trust 08/01/19 882,923 105.61 932
817
GS Mortgage Securities Trust 03/12/21 761,498 101.34 772
614
GS Mortgage Securities Trust 05/14/21 367,017 96.85 355
291
GS Mortgage Securities Trust 06/03/21 882,065 103.73 915
761
GS Mortgage Securities Trust 06/15/21 794,217 100.50 798
641
GS Mortgage Securities Trust 06/15/21 800,000 100.87 807
571
GS Mortgage Securities Trust 09/22/21 968,925 100.85 977
779
GS Mortgage Securities Trust 12/06/21 463,516 96.55 448
365
GS Mortgage Securities Trust 01/10/22 861,947 97.44 840
693
GS Mortgage Securities Trust 03/08/23 500,000 99.81 499
500
Guatemala Government International Bond 06/06/23 228,000 100.00 228
231
Harvest Midstream I, LP 08/05/20 1,206,000 101.48 1,224
1,234
Hawaii Hotel Trust 01/23/24 500,000 98.54 493
497
Hawaiian Brand Intellectual Property, Ltd. 01/29/24 697,950 99.51 716
665
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 1,008,000 100.92 1,017
1,075
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 200,000 105.54 211
213
HBOS PLC 12/06/23 27,000 95.13 26
27
HC2 Holdings, Inc. 03/03/21 263,000 100.01 263
200
Heathrow Finance PLC 05/14/24 GBP 300,000 124.82 374
382
Helios Issuer LLC 10/26/18 793,141 99.98 793
697
Helios Issuer LLC 10/26/18 577,476 99.98 577
475
Helios Issuer LLC 06/15/20 336,662 99.99 337
303
Herbalife Nutrition, Ltd. 08/22/23 242,000 97.94 237
240
Highlands Holdings Bond Issuer, Ltd. 03/02/21 1,567,325 100.53 1,576
1,585
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 92.42 238
250
HLF Financing SARL LLC / Herbalife International, Inc. 01/05/24 959,000 78.14 741
652
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 595,000 97.42 580
596
HLTN Commercial Mortgage Trust 05/31/24 500,000 99.75 499
498
Holdco LLC 07/25/22 657,000 87.86 577
629
Holding d'Infrastructures des Metiers de l'Environnement 04/30/24 EUR 465,000 101.76 473
481
Holding d'Infrastructures des Metiers de l'Environnement 06/19/24 EUR 190,000 106.88 203
206
Hologic , Inc. 01/28/21 183,000 103.64 190
177
Howard Hughes Corp. (The) 02/18/21 252,000 103.82 262
244
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 86.20 172
191
Hungary Government International Bond 07/25/23 675,000 101.88 688
693
Hungary Government International Bond 01/03/24 302,000 97.95 296
296
Hungary Government International Bond 04/02/24 562,000 62.26 350
358
Hungary Government International Bond 07/25/24 200,000 96.97 194
196
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.73 160
173
Iliad SA 03/01/23 EUR 300,000 103.90 312
336
Iliad SA 04/30/24 EUR 150,000 106.72 160
167
IMA Industria Macchine Automatiche SpA 04/30/24 EUR 230,000 107.25 247
252
Imperial Fund Mortgage Trust 04/14/22 388,876 99.99 389
381
INEOS Finance PLC 03/21/23 EUR 100,000 106.66 107
112
Infraestructura Energetica Nova SAPI de CV 06/03/22 76,000 95.32 72
72
InRetail Consumer 02/07/24 97,000 90.58 88
89
Instituto Costarricense de Electricidad 01/28/21 561,000 81.97 460
500
International Airport Finance SA 01/11/22 16,190 107.72 17
17
Intesa Sanpaolo SpA 09/02/21 290,000 104.23 302
225
Intesa Sanpaolo SpA 09/21/22 EUR 310,000 96.93 300
337
Intesa Sanpaolo SpA 12/06/23 37,000 92.89 34
36
INTOWN Mortgage Trust 11/01/23 500,000 99.97 500
501

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
IQVIA, Inc. 12/09/19 260,000 102.43 266
255
Iron Mountain, Inc. 05/12/21 193,000 101.34 196
184
ITC Holdings Corp. 04/16/24 127,000 98.26 125
127
ITT Holdings LLC 06/23/21 480,000 99.96 480
450
Ivory Coast Government International Bond 01/23/24 350,000 98.14 343
338
J.G. Wentworth XLII LLC 10/02/18 436,885 99.97 437
396
JB Poindexter & Co., Inc. 01/16/24 649,000 100.53 652
682
JDE Peet's NV 12/07/23 78,000 91.02 71
71
Jefferson Capital Holdings LLC 01/05/22 763,000 99.33 758
758
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
368
Jersey Central Power & Light Co. 07/24/23 77,000 98.12 76
76
Jordan Government International Bond 04/04/23 172,000 99.03 170
171
Jordan Government International Bond 01/17/24 264,000 98.98 261
262
JPMorgan Mortgage Trust 12/06/18 749,127 90.67 679
669
JPMorgan Mortgage Trust 02/19/19 25,063 99.93 25
24
JPMorgan Mortgage Trust 03/22/19 19,234 101.03 19
18
JPMorgan Mortgage Trust 01/24/20 320,712 104.00 334
284
JPMorgan Mortgage Trust 01/28/20 53,192 101.61 54
47
JPMorgan Mortgage Trust 01/30/20 353,800 101.01 357
301
JPMorgan Mortgage Trust 06/02/20 142,829 101.89 146
126
JPMorgan Mortgage Trust 07/15/20 650,432 103.62 674
628
JPMorgan Mortgage Trust 08/20/20 245,590 105.11 258
225
JPMorgan Mortgage Trust 10/28/20 164,502 102.97 169
140
JPMorgan Mortgage Trust 11/10/20 64,355 102.64 66
58
JPMorgan Mortgage Trust 12/07/20 46,861 103.86 49
45
JPMorgan Mortgage Trust 12/23/20 409,057 106.55 436
356
JPMorgan Mortgage Trust 01/19/21 297,458 103.12 307
240
JPMorgan Mortgage Trust 05/21/21 218,636 100.95 221
176
JPMorgan Mortgage Trust 04/27/22 433,965 90.84 394
364
JPMorgan Mortgage Trust 09/21/23 987,882 91.83 907
962
JPMorgan Mortgage Trust 09/21/23 692,560 97.64 676
693
JPMorgan Mortgage Trust 04/17/24 950,994 99.70 948
961
Kaixo Bondco Telecom SA 09/02/22 EUR 775,000 93.38 724
836
KAR Auction Services, Inc. 01/29/24 177,000 99.38 176
176
KazMunayGas National Co. JSC 12/01/23 338,000 95.24 322
320
KazMunayGas National Co. JSC 07/23/24 416,000 85.18 354
364
KBC Groep NV 02/07/24 116,000 101.18 117
119
KCA Deutag UK Finance PLC 10/26/20 592,645 100.57 596
598
KEB Hana Bank 06/04/24 50,000 93.72 47
47
Kennedy Wilson Europe Real Estate, Ltd. 03/26/24 EUR 200,000 104.15 208
207
Kenya Government International Bond 02/12/24 331,000 97.40 322
315
KeySpan Gas East Corp. 07/24/23 82,000 93.83 77
78
Khazanah Global Sukuk Bhd 07/19/23 326,000 100.00 326
324
Kodiak Gas Services, Inc. 07/09/24 220,000 102.91 226
226
Kondor Finance PLC 01/11/22 701,000 97.84 686
566
KSL Commercial Mortgage Trust 12/04/23 600,000 99.76 599
601
LABL, Inc. 04/05/24 197,000 98.91 195
192
Lamar Funding, Ltd. 06/14/17 490,000 99.41 487
483
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.22 202
182
Landsea Homes Corp. 03/19/24 1,139,000 100.00 1,139
1,148
LCM 28, Ltd. 10/16/18 500,000 100.00 500
499
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 381,000 100.98 385
355
Lebanon Government International Bond 02/14/19 500,000 97.09 485
35
Lebanon Government International Bond 06/22/23 1,158,000 7.77 90
81
Level 3 Financing, Inc. 03/31/23 315,000 100.73 317
322
Level 3 Financing, Inc. 01/29/24 1,657,000 103.33 1,705
1,754
LG Energy Solution, Ltd. 06/04/24 115,000 100.16 115
116
Liberty Mutual Group, Inc. 05/03/22 51,000 127.93 65
55
Libra Groupco SpA 01/25/22 EUR 450,000 113.48 511
478
Life Time, Inc. 04/21/23 906,000 98.69 894
918
Life Time, Inc. 07/28/23 200,000 98.87 198
199
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
799
LifePoint Health, Inc. 12/21/23 995,000 100.19 997
1,084
LifePoint Health, Inc. 05/09/24 333,000 100.00 333
353
Live Nation Entertainment, Inc. 04/08/20 785,000 97.31 764
761
Lumen Technologies, Inc. 05/03/23 245,000 77.02 189
157
LYB Finance Co. BV 12/07/23 77,000 105.80 81
82
Macquarie Airfinance Holdings, Ltd. 09/11/23 261,000 100.00 261
276

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Madison IAQ LLC 04/05/24 190,000 90.86 173
178
Madison Park Funding XXXI, Ltd. 05/30/24 250,000 100.00 250
251
Magic Mergeco , Inc. 04/05/24 148,000 76.71 114
85
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
275
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
443
Mangrove LuxCo III SARL 11/09/21 EUR 417,500 110.81 463
452
Mangrove LuxCo III SARL 07/04/24 EUR 350,000 107.06 375
379
Marks & Spencer PLC 09/27/18 111,000 107.58 119
120
Marks & Spencer PLC 05/28/24 GBP 390,000 119.48 466
491
MasTec , Inc. 06/27/22 1,270,000 93.52 1,188
1,229
Mattamy Group Corp. 04/29/20 620,000 92.97 576
581
Mattel, Inc. 07/24/23 125,000 95.67 120
121
Matterhorn Telecom SA 05/28/24 CHF 450,000 111.76 503
533
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 93.97 758
808
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
559
Mauser Packaging Solutions Holding Co. 08/10/23 248,000 99.72 247
251
mBank SA 07/03/23 EUR 200,000 91.05 182
199
Medline Borrower, LP 04/20/22 164,000 92.83 152
153
Medline Borrower, LP 05/03/23 167,000 87.95 147
161
Mello Mortgage Capital Acceptance 01/24/20 867,718 104.77 909
807
Mexico City Airport Trust 01/28/21 225,000 100.61 226
190
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 94.07 470
477
MHC Commercial Mortgage Trust 12/12/23 335,551 97.22 326
331
MHP 03/26/24 273,484 99.45 272
270
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 87.61 517
557
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 93.77 117
121
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 104.52 212
230
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
156
Molina Healthcare, Inc. 06/09/21 203,000 102.13 207
184
Mongolia Government International Bond 11/29/23 200,000 100.23 200
207
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
273
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 94.20 236
202
Morgan Stanley Capital I Trust 06/05/19 377,000 87.95 332
297
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 498,504 103.77 517
529
Mosaic Solar Loan Trust 11/27/18 59,459 98.55 59
52
Mosaic Solar Loan Trust 11/27/18 155,092 99.06 154
144
Mosaic Solar Loan Trust 06/12/20 201,402 99.98 201
175
Mosaic Solar Loan Trust 03/10/21 580,135 99.47 577
455
Mosaic Solar Loan Trust 03/24/21 228,879 100.13 229
187
Mosaic Solar Loan Trust 06/15/21 351,596 99.54 350
263
Motion Bondco Designated Activity Co. 09/13/21 EUR 200,000 113.74 227
206
MPH Acquisition Holdings LLC 05/03/23 167,000 80.79 135
130
MRCD Mortgage Trust 12/05/19 120,000 96.15 115
74
MTR Corp., Ltd. 07/26/22 289,000 88.62 256
247
Mundys SpA 12/17/21 EUR 375,000 101.64 381
384
MVM Energetika Zrt . 01/23/24 435,000 103.31 449
456
Nabors Industries, Inc. 01/05/22 476,000 96.13 458
485
Nabors Industries, Inc. 01/06/22 163,000 97.58 159
160
Nakilat , Inc. 06/15/17 296,659 110.21 327
310
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
199
Navient Private Education Refi Loan Trust 11/03/20 137,364 99.99 137
128
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
352
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
501
Neuberger Berman Loan Advisers CLO 27, Ltd. 06/27/24 550,000 100.00 550
556
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
441
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 105.51 607
588
New Fortress Energy, Inc. 01/29/24 121,000 97.06 117
112
New York State Electric & Gas Corp. 10/17/23 99,000 93.65 93
94
News Corp. 05/12/21 193,000 100.59 194
179
Nexi SpA 01/31/24 EUR 400,000 96.70 387
397
NGG Finance PLC 11/09/21 EUR 600,000 91.06 546
603
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
304
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
542
NGPL PipeCo LLC 03/03/22 103,000 129.79 134
121
Nigeria Government International Bond 10/13/22 1,202,000 76.59 921
983
Nobian Finance BV 06/24/21 EUR 250,000 119.34 298
266
nogaholding Sukuk , Ltd. 07/21/21 247,000 103.22 255
239
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
103

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NRG Energy, Inc. 05/20/24 133,000 90.41 120
122
Ocado Group PLC 08/01/23 GBP 400,000 105.99 424
415
Ocado Group PLC 12/20/23 GBP 800,000 109.01 872
951
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
501
OCP SA 10/05/17 200,000 111.68 223
195
OCP SA 05/08/24 496,000 97.83 485
513
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.27 983
1,002
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.75 247
250
Office Properties Income Trust 01/03/23 331,000 103.89 344
262
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 98.13 491
500
OI European Group BV 05/12/23 EUR 255,000 108.51 277
285
Oil and Gas Holding Co. BSCC (The) 01/28/21 340,000 104.81 356
351
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
168
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 102.19 204
204
Olympus Water US Holding Corp. 06/06/24 610,000 100.00 610
610
Olympus Water US Holding Corp. 07/09/24 287,000 106.23 305
305
Oman Government International Bond 04/02/24 1,114,000 101.14 1,127
1,158
OmGrid Funding, Ltd. 10/05/17 277,000 100.17 277
272
ONE Hotels GmbH 05/02/24 EUR 115,000 107.27 123
129
Onslow Bay Financial LLC 01/15/20 101,239 101.57 103
90
Onslow Bay Financial LLC 04/29/22 1,100,000 96.88 1,066
1,033
Onslow Bay Financial LLC 02/16/23 430,305 96.19 414
412
Ontario Gaming GTA LP 07/26/23 938,000 100.88 944
971
Ooredoo QPSC 12/14/22 268,000 95.16 255
253
Open Text Corp. 01/28/21 244,000 101.34 247
228
Open Text Holdings, Inc. 08/16/21 235,000 103.05 242
214
Optics Bidco SpA 07/01/24 394,000 102.99 406
402
Optics Bidco SpA 07/01/24 395,000 105.33 416
423
Optics Bidco SpA 07/01/24 369,000 95.03 351
349
Optics Bidco SpA 07/01/24 319,000 97.87 312
313
OQ SAOC 07/21/21 443,000 100.21 444
433
Orange SA 09/04/23 EUR 700,000 110.71 775
794
Orsted A/S 02/27/24 EUR 500,000 109.97 550
552
Orsted A/S 05/07/24 GBP 245,000 92.78 227
230
Oschadbank Via SSB #1 PLC 09/02/15 75,000 88.83 67
72
Pakistan Government International Bond 03/21/24 267,000 89.60 239
238
Pakistan Government International Bond 07/26/24 400,000 69.22 277
300
Pakistan Water and Power Development Authority 08/25/21 765,000 78.46 600
574
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,265
Paraguay Government International Bond 06/28/23 320,000 99.99 320
324
Paraguay Government International Bond 04/02/24 200,000 99.61 199
203
PECF USS Intermediate Holding III Corp. 07/12/23 446,000 74.53 332
190
Pennsylvania Electric Co. 07/24/23 76,000 99.18 75
76
Performance Food Group Co. 03/03/21 240,000 102.99 247
237
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 03/19/19 245,000 108.42 266
246
Petroleos de Venezuela SA 04/19/24 1,406,197 13.58 191
158
Petroleos del Peru SA 04/21/21 1,332,000 80.05 1,106
851
Petroleos Mexicanos 07/11/19 597,000 79.86 477
373
Petroleos Mexicanos 03/22/22 EUR 400,000 105.81 423
381
Petroleos Mexicanos 01/02/24 EUR 200,000 93.75 187
200
Petroleos Mexicanos 04/23/24 GBP 150,000 117.39 176
183
Petroleos Mexicanos 05/20/24 EUR 100,000 97.82 98
97
Petronas Capital, Ltd. 09/20/22 1,874,000 86.38 1,619
1,593
Petronas Capital, Ltd. 10/31/23 200,000 59.40 119
138
PetSmart LLC 07/11/23 817,000 99.47 813
793
Pike Corp. 09/13/21 991,000 94.66 938
961
Pinewood Finance Co., Ltd. 05/15/24 GBP 300,000 125.12 375
384
PLT VII Finance SARL 05/30/24 EUR 600,000 108.30 650
650
PRA Group, Inc. 02/14/23 200,000 100.48 201
202
PRA Group, Inc. 05/12/23 991,000 94.64 938
876
PRA Group, Inc. 05/15/24 414,000 100.00 414
421
PRA Health Sciences, Inc. 01/08/24 45,000 94.64 43
43
Prestige Brands Holdings, Inc. 04/05/24 227,000 97.20 221
222
Primose Funding LLC 03/30/21 962,500 101.81 980
939
PROG Holdings, Inc. 12/08/21 770,000 100.04 770
741
ProGroup AG 03/20/24 EUR 250,000 109.21 273
270
Prosus NV 12/02/20 142,000 105.95 150
128
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 195,000 96.27 188
190

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PTC, Inc. 03/03/21 157,000 101.97 160
149
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 124.75 462
411
Qatar Government International Bond 03/20/24 877,000 99.43 872
876
Qatar Government International Bond 05/21/24 384,000 99.47 382
390
Qatar Government International Bond 05/21/24 352,000 99.51 350
355
Qatar Petroleum 07/26/22 573,000 90.74 520
488
RAC Bond Co. PLC 10/21/21 GBP 435,000 137.88 600
529
Radiology Partners, Inc. 11/19/21 1,080,264 92.34 997
1,017
Radnor RE, Ltd. 06/18/21 353,357 100.00 353
356
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 96.09 614
648
RCKT Mortgage Trust 02/06/20 188,392 100.69 190
160
RCKT Mortgage Trust 03/11/21 145,056 101.59 147
117
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.03 275
256
Reliance Industries, Ltd. 02/07/24 125,000 96.50 121
121
Renault SA 10/19/20 EUR 510,000 110.64 564
535
Renault SA 03/21/22 EUR 100,000 106.09 106
104
Renault SA 06/18/24 EUR 200,000 98.51 197
199
Republic of Azerbaijan Government International Bond 04/05/24 384,000 85.01 326
333
Republic of Guatemala Government International Bond 07/17/24 247,000 102.25 253
250
Republic of Guatemala Government International Bond 07/29/24 259,000 100.00 259
260
Republic of Guatemala Government International Bond 07/29/24 259,000 100.00 259
259
Republic of Kazakhstan Government International Bond 07/17/24 200,000 100.04 200
199
Republic of Kenya Government International Bond 04/02/24 200,000 101.58 203
190
Republic of Serbia Government International Bond 06/05/24 417,000 97.89 408
415
Republic of Uzbekistan Government International Bond 05/21/24 200,000 98.66 197
196
Republic of Zambia Government International Bond 06/28/24 118,423 87.53 104
104
Republic of Zambia Government International Bond 07/09/24 222,000 49.75 110
112
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 93.37 94
88
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/02/24 582,000 91.30 531
528
Resorts World Las Vegas LLC / RWLV Capital, Inc. 05/02/24 463,000 81.59 385
420
RFM Re-REMIC Trust 08/03/22 560,000 78.85 442
452
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,260
RFM Re-REMIC Trust 08/03/22 450,000 83.31 375
388
RFM Re-REMIC Trust 08/03/22 1,582,532 85.14 1,347
1,391
RFM Re-REMIC Trust 08/03/22 1,210,000 86.62 1,048
1,071
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 310,000 88.06 273
276
Rockies Express Pipeline LLC 05/06/20 273,000 94.00 257
255
Rockies Express Pipeline LLC 01/02/24 115,000 97.99 113
113
Rockies Express Pipeline LLC 04/02/24 665,000 93.37 621
636
Rockies Express Pipeline LLC 04/03/24 357,000 101.45 362
351
Rogers Communications, Inc. 05/02/23 729,000 94.15 686
706
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.58 202
186
Rolls-Royce PLC 03/01/23 261,000 96.60 252
254
Romania Government International Bond 01/05/23 166,000 99.41 165
178
Romania Government International Bond 11/30/23 46,000 103.71 48
49
Romania Government International Bond 01/23/24 302,000 99.19 300
308
Romania Government International Bond 01/23/24 60,000 99.52 60
60
Romania Government International Bond 04/02/24 84,000 100.73 85
86
Romania Government International Bond 04/02/24 812,000 69.92 568
571
Romania Government International Bond 04/02/24 74,000 99.70 74
75
Rossini Sarl 07/11/24 EUR 180,000 108.66 196
202
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 96.64 491
505
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 90.10 295
326
Royal Caribbean Cruises, Ltd. 07/09/24 762,000 99.57 760
759
RR Donnelley & Sons Co. 08/10/23 175,000 100.29 175
188
RZD Capital PLC 08/05/21 RUB 115,000,000 — 2,047
—
SA Global Sukuk , Ltd. 12/14/22 327,000 89.80 294
284
Sabre GLBL, Inc. 07/25/24 663,000 92.81 615
620
Saudi Arabian Oil Co. 12/14/22 619,000 93.20 577
546
Saudi Arabian Oil Co. 07/10/24 664,000 97.64 648
651
Saudi Electricity Global Sukuk Co. 06/14/17 450,000 106.98 481
444
Saudi Government International Bond 01/18/24 1,327,000 99.22 1,317
1,320
Saudi Government International Bond 05/21/24 609,000 97.28 592
596
Schaeffler AG 09/18/23 EUR 220,000 103.10 227
232
Sealed Air Corp. 04/02/24 497,000 104.32 518
523
Seaspan Corp. 07/21/23 1,189,000 92.65 1,102
1,070
Senegal Government International Bond 07/31/19 250,000 96.83 242
182
Sequoia Mortgage Trust 09/17/19 53,389 101.64 54
50

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 10/08/19 54,414 101.24 55
48
Sequoia Mortgage Trust 05/04/21 818,801 102.70 841
727
Sequoia Mortgage Trust 06/22/22 476,998 84.43 403
384
Singapore Telecommunications, Ltd. 06/09/22 218,000 121.55 265
254
Sirius XM Radio, Inc. 01/11/22 229,000 99.36 228
218
Sirius XM Radio, Inc. 05/03/23 83,000 90.43 75
79
Sitio Royalties Operating Partnership, LP / Sitio Finance Corp. 07/09/24 217,000 103.92 225
227
SK Hynix, Inc. 07/24/23 101,000 93.60 95
96
SK Hynix, Inc. 05/06/24 24,000 99.63 24
24
Smithfield Foods, Inc. 05/06/24 125,000 96.16 120
122
SMRT Trust 05/02/22 1,400,000 97.30 1,362
1,317
Societe Generale SA 07/24/23 95,000 91.02 86
89
SoFi Professional Loan Program LLC 10/30/18 400,000 95.90 384
370
SoFi Professional Loan Program LLC 10/30/18 321,795 96.25 310
313
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
542
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
865
SoFi Professional Loan Program Trust 03/15/19 850,000 100.34 853
792
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
503
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
255
Sonic Capital LLC 01/15/20 528,458 100.00 528
507
Sonic Capital LLC 07/29/21 583,000 100.00 583
482
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
502
Spirit AeroSystems , Inc. 01/24/24 777,000 105.11 817
866
Sri Lanka Government International Bond 02/22/23 811,000 45.17 366
458
Standard Chartered PLC 01/28/21 415,000 122.61 507
422
Standard Chartered PLC 07/24/23 130,000 92.29 120
123
Standard Industries, Inc. 04/21/22 314,000 91.12 286
286
Standard Industries, Inc. 10/03/23 EUR 288,000 103.15 297
296
Stantec , Inc. 04/19/21 314,551 101.73 320
244
Staples, Inc. 05/23/24 210,000 99.08 208
203
Starwood Property Trust, Inc. 01/11/22 231,000 99.55 230
220
State Oil Co. of Azerbaijan Republic 10/05/17 233,000 105.37 246
241
Sugarhouse HSP Gaming Prop Mezz , LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 98.77 823
828
Summer (BC) Holdco A SARL 11/09/20 EUR 360,421 112.33 405
383
Sunnova Helios Issuer LLC 11/20/20 311,679 99.97 312
256
Sunnova Sol III Issuer LLC 06/11/21 731,401 99.96 731
583
Sunrun Xanadu Issuer 05/31/19 373,517 99.99 373
349
Superior Plus Corp. 05/11/22 373,000 92.55 345
347
Suzano Austria GmbH 01/08/24 74,000 100.74 75
74
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.61 488
500
Tacora Resources, Inc. 11/09/22 399,000 90.18 360
178
Talen Energy Supply LLC 04/28/23 793,000 100.67 798
855
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 07/09/24 277,000 100.87 279
281
TC Ziraat Bankasi AS 05/06/22 617,000 95.09 587
604
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
301
Techem Verwaltungsgesellschaft 674 mbH 01/03/19 EUR 241,779 113.40 274
262
Teleflex, Inc. 01/28/21 156,000 103.01 161
148
Telefonica Europe BV 04/29/22 EUR 200,000 95.28 191
207
Telefonica Europe BV 01/26/23 EUR 600,000 108.25 650
686
Telefonica SA 11/24/22 EUR 300,000 87.40 262
306
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 250,000 96.10 240
255
Teva Pharmaceutical Finance Netherlands II BV 06/18/24 EUR 560,000 89.03 499
541
Texas Eastern Transmission, LP 12/05/19 74,000 101.63 75
71
Titan Holdings II BV 08/03/22 EUR 1,000,000 97.41 974
1,095
TKC Holdings, Inc. 04/05/24 232,000 97.23 226
226
Topaz Solar Farms LLC 05/02/24 597,000 99.67 595
581
TransDigm , Inc. 07/09/24 243,000 101.71 247
248
Transnet SOC, Ltd. 02/15/24 352,000 95.98 338
357
Transocean Poseidon, Ltd. 04/26/21 4,725 97.30 5
5
Transocean Titan Financing, Ltd. 01/09/23 153,000 100.00 153
159
Transocean, Inc. 06/29/21 79,000 91.41 72
79
Transocean, Inc. 01/17/23 337,500 100.00 337
355
Transocean, Inc. 04/11/24 346,000 100.00 346
353
Transocean, Inc. 04/11/24 346,000 100.00 346
354
Travelex Issuerco , Ltd. 08/07/23 GBP 2,355,912 127.87 3,012
3,407
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.34 308
310
Trinidad Generation UnLtd 01/29/21 468,000 101.27 474
455

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Triton Container International, Ltd. 02/19/21 358,333 99.84 358
320
Triumph Group, Inc. 02/28/23 337,000 99.93 337
355
TUI Cruises GmbH 04/10/24 EUR 150,000 107.44 161
165
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 97.93 440
438
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 101.05 401
407
TVL Finance PLC 04/21/23 GBP 100,000 123.04 123
132
UBS Bank of America Merrill Lynch Mortgage Trust 03/18/21 2,600,000 84.50 2,197
2,119
UBS Group AG 07/24/23 131,000 91.52 120
123
UGI International LLC 09/18/23 EUR 750,000 91.64 687
722
Ukraine Government International Bond 04/23/15 195,000 43.69 85
120
Ukraine Government International Bond 05/31/24 411,000 36.08 148
150
Ukraine Government International Bond 06/19/24 665,000 31.17 207
223
Ukraine Government International Bond 07/25/24 686,000 32.50 223
220
UniCredit SpA 05/08/20 205,000 104.80 215
213
UniCredit SpA 04/02/24 339,000 97.64 331
336
United Airlines, Inc. 07/09/24 210,000 97.11 204
205
United Arab Emirates International Government Bond 06/25/24 202,000 100.00 202
204
United Group BV 01/23/20 EUR 300,000 110.56 332
313
United Group BV 01/26/21 EUR 100,000 121.16 121
106
United Group BV 07/20/21 EUR 300,000 117.83 353
319
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.59 364
274
Univision Communications, Inc. 04/21/22 147,000 101.06 149
146
Univision Communications, Inc. 08/10/23 149,000 100.36 150
150
US Foods, Inc. 03/03/21 253,000 101.04 256
242
UWM Mortgage Trust 05/27/21 749,912 100.48 754
604
Uzbekneftegaz JSC 01/23/24 201,000 84.68 170
171
Valeo SA 10/23/23 EUR 400,000 107.38 430
419
Var Energi ASA 07/24/23 111,000 103.33 115
118
Var Energi ASA 11/08/23 EUR 500,000 110.47 552
593
Venezuela Government International Bond 03/26/24 575,000 17.18 99
97
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
1,000
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
218
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.30 551
515
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
408
Venture Global LNG, Inc. 04/05/24 447,000 103.35 462
466
Verisure Holding AB 01/23/23 EUR 175,000 108.67 190
198
Verisure Midholding AB 01/15/21 EUR 625,000 120.79 755
669
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/17/21 776,000 100.11 777
675
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
771
Verus Securitization Trust 06/22/22 471,659 88.48 417
402
VICI Properties, Inc. 07/06/22 126,000 94.23 119
123
Videotron, Ltd. 04/05/24 104,000 97.97 102
103
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
293
Vistra Operations Co. LLC 03/06/24 124,000 95.58 119
120
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
225
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
271
Vodafone Group PLC 10/19/20 GBP 250,000 136.74 342
317
Vodafone Group PLC 04/28/22 EUR 900,000 100.05 900
891
Vodafone Group PLC 01/30/23 EUR 200,000 101.16 202
214
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.30 93
104
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
246
VTB Bank 03/19/19 714,000 — 750
—
Weatherford International, Ltd. 08/22/22 792,000 100.06 781
824
Weir Group PLC (The) 01/08/24 66,000 94.57 62
62
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 86.02 335
307
Wells Fargo Commercial Mortgage Trust 04/17/24 500,000 63.59 318
352
Wells Fargo Commercial Mortgage Trust 05/01/24 450,000 82.39 371
380
Wells Fargo Commercial Mortgage Trust 05/06/24 500,000 86.59 433
441
Wells Fargo Mortgage Backed Securities Trust 02/14/20 18,934 100.75 19
16
Wells Fargo Mortgage Backed Securities Trust 08/10/20 158,580 102.90 163
135
Wells Fargo Mortgage Backed Securities Trust 09/17/20 210,657 102.21 215
182
Wells Fargo Mortgage Backed Securities Trust 03/12/21 702,046 101.32 711
566
Wendy's Funding LLC 03/26/19 467,454 99.04 463
446
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 97.77 196
206
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.09 108
110
Werner FinCo , LP / Werner FinCo , Inc. 07/09/24 211,000 108.74 229
229
Williams Scotsman International, Inc. 01/28/21 188,000 102.23 192
179
Wilsonart LLC 07/25/24 607,000 100.00 607
595

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.77 347
391
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.51 284
306
Wipro IT Services LLC 07/24/23 101,000 92.93 94
95
Wizz Air Finance Co. BV 10/31/23 EUR 405,000 100.09 405
417
World Acceptance Corp. 01/11/22 207,000 100.20 207
199
XPO, Inc. 07/25/23 118,000 99.22 117
119
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 483 84.25 —
—
YPF SA 03/08/23 250,000 83.00 207
230
YPF SA 01/23/24 332,000 94.02 312
315
Zaxbys Funding LLC 05/03/24 450,000 100.00 450
460
Zaxbys Funding LLC 05/13/24 727,500 88.01 640
658
Zegona Finance PLC 07/10/24 EUR 460,000 108.29 498
507
ZF Europe Finance BV 04/08/22 EUR 400,000 99.78 399
408
ZF Europe Finance BV 11/14/22 EUR 200,000 97.92 196
208
ZF Europe Finance BV 04/06/23 EUR 600,000 99.29 589
597
ZF Europe Finance BV 09/06/23 EUR 200,000 106.78 214
228
ZF NA Capital, Inc. 05/02/24 253,000 98.98 250 250
317,551
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro- Bobl Futures 26 EUR 3,055 09/24
50
Long Gilt Futures 110 GBP 10,914 09/24
344
United States 2 Year Treasury Note Futures 780 USD 160,186 09/24
1,252
United States 5 Year Treasury Note Futures 98 USD 10,574 09/24
194
United States 10 Year Treasury Note Futures 20 USD 2,236 09/24
61
United States 10 Year Treasury Ultra Bond Futures 128 USD 14,794 09/24
422
United States Treasury Long Bond Futures 22 USD 2,657 09/24
65
United States Treasury Ultra Bond Futures 22 USD 2,816 09/24 84
Short Positions
Euro-Bund Futures 111 EUR 14,844 09/24
(399)
Japanese 10 Year Government Bond Futures 14 JPY 1,998,080 09/24
8
United States 2 Year Treasury Note Futures 100 USD 20,536 09/24
(177)
United States 5 Year Treasury Note Futures 95 USD 10,250 09/24
(197)
United States 10 Year Treasury Note Futures 199 USD 22,251 09/24
(612)
United States 10 Year Treasury Ultra Bond Futures 50 USD 5,779 09/24
(156)
United States Treasury Long Bond Futures 74 USD 8,938 09/24
(266)
United States Treasury Ultra Bond Futures 13 USD 1,663 09/24 (52)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 621
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,178 NOK 23,291 08/08/24 (43)
Bank of America USD 2,186 NZD 3,705 08/08/24 19
Bank of America USD 14 PLN 56 08/08/24 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 10 THB 345 08/08/24 —
Bank of America USD 10 TRY 349 08/08/24 —
Bank of America USD 1,453 TRY 49,250 08/08/24 25
Bank of America USD 1,458 ZAR 27,152 08/08/24 32
Bank of America CZK 263 USD 11 08/08/24 —
Bank of America CZK 20,396 USD 869 08/08/24 1
Bank of America GBP 97 USD 125 08/30/24 —
Bank of America HKD 6,863 USD 879 08/08/24 1
Bank of America MXN 4,796 USD 261 08/08/24 4
Bank of America PLN 3,534 USD 879 08/08/24 (12)
Bank of America SGD 2,025 USD 1,494 08/08/24 (21)
Bank of America THB 22,585 USD 615 08/08/24 (19)
Bank of New York USD 1,657 EUR 1,540 08/08/24 10
Bank of New York USD 114 EUR 105 09/18/24 —
Bank of New York GBP 100 USD 129 09/18/24 1
BNP Paribas EUR 201 USD 218 08/30/24 1
BNP Paribas EUR 27,186 USD 29,564 08/30/24 103
BNP Paribas GBP 8,255 USD 10,636 08/30/24 22
Citigroup USD 588 BRL 3,344 08/08/24 3
Citigroup USD 874 CLP 828,102 08/08/24 5
Citigroup USD 606 COP 2,521,957 08/08/24 16
Citigroup EUR 4,333 USD 4,717 09/18/24 17
Citigroup GBP 734 USD 944 09/18/24 —
HSBC USD 2,820 GBP 2,225 08/08/24 41
HSBC AUD 3,373 USD 2,206 08/08/24 —
HSBC EUR 4,333 USD 4,713 09/18/24 14
HSBC GBP 734 USD 943 09/18/24 (1)
JPMorgan Chase USD 127 GBP 99 08/01/24 —
JPMorgan Chase CAD 256 USD 186 08/30/24 —
JPMorgan Chase CHF 1,670 USD 1,854 08/08/24 (50)
JPMorgan Chase CHF 472 USD 539 08/30/24 (1)
JPMorgan Chase EUR 392 USD 425 08/30/24 —
JPMorgan Chase GBP 99 USD 127 08/30/24 —
JPMorgan Chase JPY 245,634 USD 1,529 08/08/24 (112)
Royal Bank of Canada EUR 4,333 USD 4,714 09/18/24 14
Royal Bank of Canada GBP 734 USD 943 09/18/24 (1)
Royal Bank of Canada SEK 16,172 USD 1,525 08/08/24 15
Standard Chartered USD 28 BRL 156 08/08/24 —
Standard Chartered USD 12 CLP 11,741 08/08/24 —
Standard Chartered USD 1 IDR 11,643 08/08/24 —
Standard Chartered COP 39,079 USD 10 08/08/24 —
Standard Chartered KRW 4,003 USD 3 08/08/24 —
Standard Chartered TWD 364 USD 11 08/08/24 —
State Street USD 26 CHF 23 08/08/24 —
State Street USD 720 EUR 666 08/08/24 1
State Street USD 11 EUR 10 09/18/24 —
State Street USD 171 EUR 158 09/18/24 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 896 GBP 698 08/08/24 2
State Street USD 20 GBP 16 09/18/24 —
State Street USD 267 GBP 210 09/18/24 3
State Street USD 878 IDR 14,391,725 08/08/24 7
State Street USD 968 JPY 149,475 08/08/24 31
State Street USD 263 MYR 1,240 08/08/24 7
State Street USD 99 NOK 1,090 08/08/24 1
State Street USD 5 SGD 7 08/08/24 —
State Street USD 17 ZAR 308 08/08/24 —
State Street EUR 20 USD 22 09/18/24 —
State Street EUR 20 USD 21 09/18/24 —
State Street EUR 25 USD 27 09/18/24 —
State Street EUR 230 USD 248 09/18/24 (1)
State Street EUR 315 USD 342 09/18/24 —
State Street EUR 550 USD 594 09/18/24 (3)
State Street GBP 10 USD 13 09/18/24 —
State Street HKD 40 USD 5 08/08/24 —
State Street KRW 853,616 USD 616 08/08/24 (7)
State Street MXN 103 USD 5 08/08/24 —
State Street MYR 5 USD 1 08/08/24 —
State Street SEK 551 USD 51 08/08/24 —
State Street TWD 19,954 USD 612 08/08/24 2
UBS CHF 1,670 USD 1,854 08/08/24 (50)
Westpac NZD 1,079 USD 654 08/08/24 12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 89
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 16,147 $ 255
$ —
$ 16,402
Corporate Bonds and Notes — 130,150 —
—
130,150
International Debt — 125,044 —
—
125,044
Mortgage-Backed Securities — 70,141 —
—
70,141
Non-US Bonds — 51,728 —
—
51,728
Common Stocks
Consumer Discretionary — — —
—
—
Energy — — 185
—
185
Financial Services — — —
—
—
Materials and Processing — — 4,276
—
4,276
Producer Durables — 187 3,014
—
3,201
Preferred Stocks — — — — —
Warrants and Rights — 19 — — 19

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Short-Term Investments — 7,08 2 40 7 23,644 31,133
Other Securities — — — 3,474 3,474
Total Investments
— 400,49 8 8,13 7 27,118 435,753
Other Financial Instruments
Assets
Futures Contracts 2,480 — — — 2,480
Foreign Currency Exchange Contracts — 410 — — 410
Liabilities
Futures Contracts (1,859) — — — (1,859)
Foreign Currency Exchange Contracts — (321) — — (321)
Total Other Financial Instruments
*
$ 621 $ 89 $ — $ — $ 710
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue (s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 255
Common Stocks
Energy Other* 185
Materials and Processing Discounted cash flow*** Discount rate** 17.2% 4,276
Market approach*** EBITDA multiple**** 8.29x
Discount to guideline
comparables 20.3%
Producer Durables Discounted cash flow*** Discount rate** 14.2% 3,014
Market approach*** EBITDA multiple**** 4.83x
Discount to guideline
comparables 40.4%
Short-Term Investments Other* 407
Total Investments 8,137

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
*   Level 3 investments with a listed Valuation Technique of "Other" were less than 1% of net assets for the period ended July 31, 2024.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
7/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2024
Long-Term Fixed Income
Investments
Asset Backed Securities $ 289 $ — $ — $ — $ — $ — $ — $ (34) $ 255 $ (34)
Common Stocks
Energy 184 — — — — — — 1 185 1
Material Processing 3,318 — — — — — — 958 4,276 958
Producer Durables 2,784 — — — — — — 230 3,014 230
Short-Term Investments — — — (2) — 407 — 2 407 2
Total Investments
$ 6,575 $ — $ — $ (2) $ — $ 407 $ — $ 1,157 $ 8,137 $ 1,157
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
632
Argentina ............................................................................................
1,937
Australia .............................................................................................
634
Austria ................................................................................................
1,456
Azerbaijan ..........................................................................................
574
Bahrain ...............................................................................................
2,140
Belarus ...............................................................................................
407
Belgium ..............................................................................................
568
Bermuda .............................................................................................
2,906
Bolivia, Plurinational State of ............................................................
113
Brazil ..................................................................................................
3,550
Canada ................................................................................................
8,914
Cayman Islands ..................................................................................
16,926
Chile ...................................................................................................
3,061
China ..................................................................................................
2,404
Colombia ............................................................................................
2,226
Costa Rica ..........................................................................................
1,112
Czech Republic ..................................................................................
1,546
Denmark .............................................................................................
907
Dominican Republic ..........................................................................
1,614
Ecuador ..............................................................................................
678
Egypt ..................................................................................................
1,397
El Salvador .........................................................................................
363
Finland ...............................................................................................
712
France .................................................................................................
8,885
Gabon .................................................................................................
168

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Amounts in thousands
Country Exposure
Fair Value
$
Georgia ...............................................................................................
339
Germany .............................................................................................
7,747
Ghana .................................................................................................
500
Guatemala ..........................................................................................
1,000
Hong Kong .........................................................................................
1,317
Hungary ..............................................................................................
1,999
India ...................................................................................................
469
Indonesia ............................................................................................
3,242
Ireland ................................................................................................
1,633
Israel ...................................................................................................
796
Italy ....................................................................................................
6,518
Ivory Coast .........................................................................................
338
Jersey ..................................................................................................
119
Jordan .................................................................................................
433
Kazakhstan .........................................................................................
883
Kenya .................................................................................................
505
Lebanon ..............................................................................................
116
Liberia ................................................................................................
235
Luxembourg .......................................................................................
4,886
Malaysia .............................................................................................
2,176
Mauritius ............................................................................................
331
Mexico ...............................................................................................
5,292
Mongolia ............................................................................................
207
Morocco .............................................................................................
831
Netherlands ........................................................................................
2,378
Nigeria ................................................................................................
983
Norway ...............................................................................................
1,327
Oman ..................................................................................................
2,420
Pakistan ..............................................................................................
1,112
Panama ...............................................................................................
3,324
Paraguay .............................................................................................
527
Peru ....................................................................................................
2,033
Philippines ..........................................................................................
1,808
Poland ................................................................................................
2,145
Portugal ..............................................................................................
192
Puerto Rico .........................................................................................
355
Qatar ...................................................................................................
2,671
Romania .............................................................................................
1,327
Russia .................................................................................................
794
Saudi Arabia .......................................................................................
4,367
Senegal ...............................................................................................
182
Serbia .................................................................................................
415
Singapore ...........................................................................................
254
Slovenia ..............................................................................................
737
South Africa .......................................................................................
2,449
South Korea .......................................................................................
283
Spain ..................................................................................................
3,045
Sri Lanka ............................................................................................
458
Sweden ...............................................................................................
867
Switzerland ........................................................................................
1,064
Thailand .............................................................................................
411
Trinidad and Tobago ..........................................................................
765
Turkey ................................................................................................
3,911
Ukraine ...............................................................................................
1,278

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
United Arab Emirates .........................................................................
3,466
United Kingdom .................................................................................
19,627
United States ......................................................................................
258,696
Uruguay ..............................................................................................
1,180
Uzbekistan ..........................................................................................
367
Venezuela, Bolivarian Republic of ....................................................
255
Zambia ...............................................................................................
538
Total Investments ............................................................................... 435,753
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,196 $ 227,680 $ 230,237 $ 3 $ 2 $ 23,644 $ 1,003 $ —
U.S. Cash Collateral Fund 5,439 36,142 38,107 — — 3,474 291 —
$ 31,635 $ 263,822 $ 268,344 $ 3 $ 2 $ 27,118 $ 1,294 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 95.4%
Asset-Backed Securities - 0.2%
Louisiana Local Government
Environmental Facilities &
Community Development Auth
Series 2022-ELL Class A3
4.275% due 02/01/36 105 101
Oklahoma Development Finance
Authority
Series 2022-OGE Class A2
4.851% due 02/01/45 80 79
Series 2022-ONG Class A1
3.877% due 05/01/37 71 69
Series 2022-ONG Class A3
4.714% due 05/01/52 90 86
Series 2022-PSO Class A2
4.623% due 06/01/44 85 82
417
Municipal Bonds - 4.0%
Alameda County Joint Powers
Authority Revenue Bonds
7.046% due 12/01/44 60 70
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 74
8.084% due 02/15/50 120 162
Bay Area Toll Authority Revenue Bonds
6.263% due 04/01/49 120 133
7.043% due 04/01/50 90 109
6.907% due 10/01/50 70 84
3.126% due 04/01/55 55 39
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 99
California State University Revenue
Bonds
2.975% due 11/01/51 40 29
2.939% due 11/01/52 85 60
5.183% due 11/01/53 70 71
Chicago O'Hare International Airport
Revenue Bonds
4.472% due 01/01/49 100 93
4.572% due 01/01/54 75 70
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 218 245
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 109
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 112
5.263% due 10/01/52 75 78
City of Riverside Revenue Bonds
3.857% due 06/01/45 30 26
City Public Service Board of San
Antonio Revenue Bonds
5.808% due 02/01/41 125 130
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 89
Commonwealth of Massachusetts
General Obligation Limited
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.456% due 12/01/39 120 124
2.900% due 09/01/49 85 60
County of Clark Department of Aviation
Revenue Bonds
6.820% due 07/01/45 95 110
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 92
Dallas Area Rapid Transit Revenue
Bonds
2.613% due 12/01/48 220 154
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 70 72
Dallas Fort Worth International Airport
Revenue Bonds
2.919% due 11/01/50 100 72
4.087% due 11/01/51 85 73
4.507% due 11/01/51 95 88
District of Columbia Water & Sewer
Authority Revenue Bonds
4.814% due 10/01/14 70 65
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 74
Foothill/Eastern Transportation Corridor
Agency Revenue Bonds
4.094% due 01/15/49 90 77
Golden State Tobacco Securitization
Corp. Revenue Bonds
3.714% due 06/01/41 45 36
4.214% due 06/01/50 110 85
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 180 136
Health & Educational Facilities
Authority of the State of Missouri
Revenue Bonds
3.652% due 08/15/57 160 127
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 38
Kansas Development Finance Authority
Revenue Bonds
2.774% due 05/01/51 (µ) 105 75
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 95 111
Los Angeles Department of Water &
Power Revenue Bonds
6.574% due 07/01/45 135 153
6.603% due 07/01/50 25 29
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 103
Series 2022-ELL Class A4
4.475% due 08/01/39 76 73
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 120
Massachusetts School Building
Authority Tax Revenue Bonds

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.395% due 10/15/40 115 98
Metropolitan Transportation Authority
Revenue Bonds
5.871% due 11/15/39 75 77
6.668% due 11/15/39 60 66
7.336% due 11/15/39 60 73
Metropolitan Washington Airports
Authority Revenue Bonds
7.462% due 10/01/46 45 56
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 105
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 105 87
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 76
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 128 144
6.655% due 04/01/57 153 172
7.055% due 04/01/57 64 74
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 101
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 139 166
7.102% due 01/01/41 150 175
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
5.572% due 11/01/38 65 67
New York City Water & Sewer System
Revenue Bonds
5.750% due 06/15/41 75 78
5.724% due 06/15/42 65 68
5.440% due 06/15/43 70 70
5.882% due 06/15/44 75 79
New York State Dormitory Authority
Revenue Bonds
4.946% due 08/01/48 (µ) 90 83
North Texas Tollway Authority Revenue
Bonds
6.718% due 01/01/49 110 129
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 119
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 111
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 72
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 122
4.031% due 09/01/48 75 65
4.926% due 10/01/51 155 151
5.072% due 07/15/53 85 85
4.458% due 10/01/62 260 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.810% due 10/15/65 85 81
3.287% due 08/01/69 85 58
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 60
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 101
6.583% due 05/15/49 60 67
4.563% due 05/15/53 65 60
3.256% due 05/15/60 85 59
Rutgers The State University of New
Jersey Revenue Bonds
3.270% due 05/01/43 150 124
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 77
3.820% due 01/01/48 75 63
Salt River Project Agricultural
Improvement & Power District
Revenue Bonds
4.839% due 01/01/41 75 72
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 74
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 55 60
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 76
San Joaquin Hills Transportation
Corridor Agency Revenue Bonds
3.492% due 01/15/50 (µ) 50 39
South Carolina State Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 93
State of California General Obligation
Unlimited
5.125% due 03/01/38 75 76
4.600% due 04/01/38 120 117
7.550% due 04/01/39 320 394
7.300% due 10/01/39 100 118
7.350% due 11/01/39 125 148
7.625% due 03/01/40 175 214
7.600% due 11/01/40 240 298
State of Illinois General Obligation
Unlimited
7.350% due 07/01/35 43 48
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 120 94
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 130 136
4.681% due 04/01/40 70 67
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.169% due 04/01/41 255 262
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 123

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 120 87
The Ohio State University Revenue
Bonds
4.910% due 06/01/40 115 113
University of California Revenue Bonds
3.071% due 05/15/51 100 71
4.858% due 05/15/12 130 119
University of Michigan Revenue Bonds
2.437% due 04/01/40 85 64
3.599% due 04/01/47 75 64
2.562% due 04/01/50 85 56
3.504% due 04/01/52 47 37
4.048% due 04/01/52 85 75
4.454% due 04/01/22 85 73
University of Nebraska Facilities Corp.
Revenue Bonds
3.037% due 10/01/49 135 101
University of Texas System (The)
Revenue Bonds
4.794% due 08/15/46 35 34
3.354% due 08/15/47 95 75
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 31
2.584% due 11/01/51 95 63
11,354
United States Government Agencies - 19.0%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 596 453
5.940% due 01/02/36 1,765 1,764
5.940% due 04/24/36 351 350
3.650% due 04/01/39 1,459 1,284
1.950% due 08/13/40 364 245
3.700% due 03/24/42 2,174 1,814
Federal Home Loan Banks
4.000% due 06/30/28 90 91
4.875% due 09/10/32 2,440 2,532
1.625% due 08/03/35 650 484
2.375% due 06/23/36 575 460
5.500% due 07/15/36 4,610 5,143
2.300% due 08/18/36 295 233
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 800 916
4.637% due 09/15/36 3,074 1,791
4.694% due 11/15/38 800 413
Series 1
4.063% due 11/15/38 3,708 1,915
Federal National Mortgage Association
6.250% due 05/15/29 85 93
7.125% due 01/15/30 100 115
7.250% due 05/15/30 100 116
0.875% due 08/05/30 296 246
6.625% due 11/15/30 100 114
5.625% due 07/15/37 3,127 3,531
6.210% due 08/06/38 1,950 2,290
Tennessee Valley Authority
7.125% due 05/01/30 1,086 1,253
4.650% due 06/15/35 1,248 1,274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.880% due 04/01/36 5,808 6,558
5.980% due 04/01/36 540 608
6.150% due 01/15/38 495 573
5.500% due 06/15/38 1,413 1,550
5.250% due 09/15/39 7,479 7,917
3.500% due 12/15/42 5,446 4,607
4.875% due 01/15/48 2,192 2,215
Series B
4.700% due 07/15/33 326 337
53,285
United States Government Treasuries - 72.2%
United States Treasury Notes
4.500% due 02/15/36 29,485 30,863
4.750% due 02/15/37 18,529 19,767
5.000% due 05/15/37 23,913 26,085
4.375% due 02/15/38 25,161 25,855
4.500% due 05/15/38 28,475 29,578
3.500% due 02/15/39 28,940 26,864
Series 0001
4.250% due 05/15/39 43,259 43,536
202,548
Total Long-Term Investments
(cost $260,345) 267,604
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 9,035,250(∞) 9,034
Total Short-Term Investments
(cost $9,032) 9,034
Total Investments - 98.6%
(identified cost $269,377) 276,638
Other Assets and Liabilities,
Net - 1.4%
3,936
Net Assets - 100.0%
280,574

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 21 GBP 2,084 09/24
66
United States 10 Year Treasury Ultra Bond Futures 103 USD 11,904 09/24
330
United States Treasury Long Bond Futures 47 USD 5,677 09/24 200
Short Positions
Euro-Bund Futures 21 EUR 2,808 09/24
(76)
United States 5 Year Treasury Note Futures 1 USD 108 09/24
(2)
United States 10 Year Treasury Note Futures 48 USD 5,367 09/24
(142)
United States Treasury Long Bond Futures 7 USD 846 09/24
(13)
United States Treasury Ultra Bond Futures 6 USD 768 09/24 (18)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 345
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 417 $ —
$ —
$ 417
Municipal Bonds — 11,354 —
—
11,354
United States Government Agencies — 53,285 —
—
53,285
United States Government Treasuries — 202,548 —
—
202,548
Short-Term Investments — — — 9,034 9,034
Total Investments
— 267,604 — 9,034 276,638
Other Financial Instruments
Assets
Futures Contracts 596 — — — 596
Liabilities
Futures Contracts (251) — — — (251)
Total Other Financial Instruments
*
$ 345 $ — $ — $ — $ 345
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 175
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
276,638
Total Investments ............................................................................... 276,638
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,532 $ 43,397 $ 44,895 $ (1) $ 1 $ 9,034 $ 410 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.8%
Asset-Backed Securities - 3.8%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,240 4,199
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 3,200 3,203
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,109
BRAVO Residential Funding Trust
Series 2024-CES1 Class A1A
6.377% due 04/25/54 (~)(Ê)(Þ) 959 967
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-5A Class A2R3
6.932% due 01/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 270 270
CarMax Auto Owner Trust
Series 2024-1 Class D
6.000% due 07/15/30 120 121
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 3,170 3,221
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 207 207
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,818 7,285
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 5,000
FIGRE Trust
Series 2023-HE3 Class A
6.436% due 11/25/53 (~)(Ê)(Þ) 1,793 1,834
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 1,875 1,808
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 329 391
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 94 96
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 160 160
J.G. Wentworth XLII LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 52 48
J.G. Wentworth XXXIX LLC
Series 2017-2A Class B
5.090% due 09/17/74 (Þ) 125 114
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 4,000 4,079
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 4,560 4,627
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 1,750 1,773
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 340 306
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,218 2,217
Series 2024-FL14 Class A
7.078% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 6,314 6,286
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 318 316
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,960 1,892
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,199
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 186 174
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,433 1,370
PFS Financing Corp.
Series 2024-A Class A
6.187% due 01/15/28 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 380 381
Series 2024-A Class B
6.637% due 01/15/28 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 140 140
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 3,373 3,384
Renew Financial Group LLC
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 502 497
Series 2024-1A Class A
6.208% due 11/20/59 (Þ) 842 842
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.067% due 08/25/53 (~)(Ê)(Þ) 1,431 1,480
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 2,205 2,256
SCF Equipment Leasing
Series 2024-1A Class A3
5.520% due 01/20/32 (Þ) 3,474 3,530
SoFi Professional Loan Program Trust
Series 2021-A Class AFX
1.030% due 08/17/43 (Þ) 92 79
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,790 1,721
80,582
Corporate Bonds and Notes - 23.5%
3M Co.
3.625% due 10/15/47 810 609
AbbVie, Inc.
5.050% due 03/15/34 360 367
5.350% due 03/15/44 130 132
5.400% due 03/15/54 230 233
5.500% due 03/15/64 110 111
Series WI
3.200% due 11/21/29 180 169
4.050% due 11/21/39 370 331
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,126
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 470 443
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 3,397 3,123
5.750% due 10/01/31 (Þ) 280 282
Alabama Power Co.
5.850% due 11/15/33 180 192
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 160 158
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 367
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 260 209
3.000% due 05/18/51 330 207
Altria Group, Inc.
4.800% due 02/14/29 92 92
2.450% due 02/04/32 2,264 1,880
3.400% due 02/04/41 230 171
3.875% due 09/16/46 150 112
5.950% due 02/14/49 577 583
Amazon.com, Inc.
3.950% due 04/13/52 240 199
Amcor PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.625% due 04/28/26 2,000 1,952
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 292 290
8.500% due 05/15/29 (Þ) 170 175
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
2.875% due 07/11/34 2,507 2,176
Series AA
3.575% due 01/15/28 1,888 1,808
Series AA Class AA
3.650% due 02/15/29 7,652 7,280
American Express Co.
5.043% due 07/26/28 (SOFR +
0.930%)(Ê) 370 372
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 20 21
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,943 1,918
American Tower Trust #1
5.490% due 03/15/28 (Þ) 6,121 6,226
American Tower Trust #1 Pass-Through
Certificates
3.652% due 03/23/28 (Þ) 2,394 2,299
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 110 94
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 353
Ameriprise Financial, Inc.
5.150% due 05/15/33 330 335
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 220 171
3.833% due 03/11/51 (Þ) 220 135
Amgen, Inc.
4.400% due 05/01/45 150 129
5.650% due 03/02/53 310 312
5.750% due 03/02/63 200 201
Series WI
4.663% due 06/15/51 90 79
Analog Devices, Inc.
5.300% due 04/01/54 200 201
Aon NA, Inc.
5.450% due 03/01/34 620 633
5.750% due 03/01/54 260 262
Apache Corp.
7.750% due 12/15/29 10 11
4.250% due 01/15/44 120 88
Apollo Global Management, Inc.
5.800% due 05/21/54 180 181
Ares Capital Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.150% due 07/15/26 1,138 1,065
AT&T, Inc.
6.950% due 01/15/28 950 1,006
4.500% due 05/15/35 130 123
4.800% due 06/15/44 41 37
Series WI
2.550% due 12/01/33 120 98
6.375% due 03/01/41 140 151
3.500% due 09/15/53 120 84
3.550% due 09/15/55 10 7
3.800% due 12/01/57 640 460
Athene Holding, Ltd.
6.250% due 04/01/54 310 316
Bank of America Corp.
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 1,912 1,819
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 70 69
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 640 553
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 530 445
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 660 572
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 390 377
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 70 72
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 790 648
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 150 115
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 80 78
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 70 67
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 200 182
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 550 461
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 7
4.330% due 03/15/50 (CME Term
SOFR 3 Month + 1.782%)(Ê) 10 9
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 4,538 4,250
BAT Capital Corp.
Series WI
3.557% due 08/15/27 56 54
Bath & Body Works, Inc.
6.950% due 03/01/33 234 228
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 2,239 2,343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson & Co.
4.685% due 12/15/44 20 18
Belo Corp.
7.250% due 09/15/27 561 567
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 1,840 1,816
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 520 515
BlackRock TCP Capital Corp.
2.850% due 02/09/26 4,227 4,029
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,432
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
6.625% due 07/15/26 (Þ) 300 300
7.250% due 07/15/32 (Þ) 330 343
Boeing Co. (The)
2.196% due 02/04/26 220 209
2.700% due 02/01/27 100 94
2.800% due 03/01/27 70 65
6.528% due 05/01/34 (Þ) 310 325
3.250% due 02/01/35 90 71
5.705% due 05/01/40 220 210
3.750% due 02/01/50 40 27
3.950% due 08/01/59 190 126
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 120 113
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 257
BP Capital Markets America, Inc.
3.000% due 02/24/50 250 169
BP Capital Markets PLC
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 400 413
Brandywine Operating Partnership, LP
3.950% due 11/15/27 1,428 1,319
4.550% due 10/01/29 313 281
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 155
Bristol-Myers Squibb Co.
2.350% due 11/13/40 80 55
5.500% due 02/22/44 80 81
5.550% due 02/22/54 350 355
5.650% due 02/22/64 90 91
Series WI
3.900% due 02/20/28 1,305 1,280
Broadcom, Inc.
5.150% due 11/15/31 130 132
3.187% due 11/15/36 (Þ) 420 343
Brunswick Corp.
5.100% due 04/01/52 682 550

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Buckeye Partners, LP
3.950% due 12/01/26 1,692 1,631
4.125% due 12/01/27 316 297
5.850% due 11/15/43 136 121
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 130 117
Calpine Corp.
4.500% due 02/15/28 (Þ) 440 421
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 80 67
Campbell Soup Co.
4.150% due 03/15/28 2,525 2,481
3.125% due 04/24/50 1,983 1,328
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 3,546 3,535
Cardinal Health, Inc.
5.450% due 02/15/34 370 379
Carrier Global Corp.
Series WI
5.900% due 03/15/34 320 342
3.577% due 04/05/50 100 75
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,377
Cencora, Inc.
5.125% due 02/15/34 400 403
Centene Corp.
Series WI
4.250% due 12/15/27 130 126
4.625% due 12/15/29 150 144
3.375% due 02/15/30 30 27
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 180 179
5.400% due 07/01/34 90 91
4.500% due 04/01/44 290 256
5.300% due 04/01/53 20 20
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 2,401 2,369
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 573
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 370 312
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 3,587 3,656
2.250% due 01/15/29 240 210
5.050% due 03/30/29 10 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.550% due 06/01/34 920 944
3.500% due 06/01/41 160 111
3.500% due 03/01/42 260 178
3.850% due 04/01/61 80 48
3.950% due 06/30/62 80 49
Series WI
6.384% due 10/23/35 70 70
6.484% due 10/23/45 60 57
6.834% due 10/23/55 80 77
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 160 140
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,435 1,407
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 880 875
6.750% due 04/15/29 (Þ) 410 414
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 200 201
Cigna Corp.
2.400% due 03/15/30 79 70
3.200% due 03/15/40 130 99
Series WI
4.375% due 10/15/28 310 306
4.800% due 08/15/38 70 66
Cigna Group (The)
5.600% due 02/15/54 90 89
Cimarex Energy Co.
4.375% due 03/15/29 500 471
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 90 89
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 288
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 140 127
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 299
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 80 68
8.125% due 07/15/39 75 96
Series BKNT
5.570% due 04/30/34 300 312
Series VAR
3.070% due 02/24/28 (SOFR +
1.280%)(Ê) 3,937 3,763
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 935
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 240 249

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 250 261
Comcast Corp.
7.050% due 03/15/33 330 378
3.200% due 07/15/36 2,585 2,149
3.250% due 11/01/39 50 40
3.750% due 04/01/40 20 17
3.400% due 07/15/46 50 37
4.000% due 03/01/48 90 72
Series WI
2.937% due 11/01/56 109 68
2.987% due 11/01/63 254 154
Comerica, Inc.
3.800% due 07/22/26 2,331 2,252
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 460 461
CommonSpirit Health
2.782% due 10/01/30 100 89
5.318% due 12/01/34 510 515
3.910% due 10/01/50 150 117
Commonwealth Edison Co.
6.450% due 01/15/38 270 301
Conagra Brands, Inc.
1.375% due 11/01/27 4,978 4,461
ConocoPhillips Co.
5.050% due 09/15/33 330 334
Constellation Brands, Inc.
3.500% due 05/09/27 2,289 2,211
4.350% due 05/09/27 2,250 2,223
Constellation Energy Generation LLC
6.125% due 01/15/34 140 149
Consumers Energy Co.
2.500% due 05/01/60 64 37
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 300 283
2.875% due 04/01/32 (Þ) 130 108
Series WI
4.375% due 01/15/28 110 107
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 40 39
Crane NXT Co.
4.200% due 03/15/48 375 266
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 900 938
CVS Health Corp.
4.300% due 03/25/28 91 89
3.250% due 08/15/29 135 125
5.250% due 01/30/31 420 424
2.125% due 09/15/31 260 214
5.700% due 06/01/34 200 204
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.780% due 03/25/38 2,791 2,564
4.125% due 04/01/40 100 83
Darden Restaurants, Inc.
3.850% due 05/01/27 3,760 3,661
4.550% due 02/15/48 683 566
DCP Midstream Operating, LP
3.250% due 02/15/32 210 183
6.450% due 11/03/36 (Þ) 110 118
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 120 146
Delta Air Lines, Inc.
7.375% due 01/15/26 120 123
3.750% due 10/28/29 70 65
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 233 232
4.750% due 10/20/28 (Þ) 3,847 3,808
Devon Energy Corp.
5.850% due 12/15/25 210 212
7.875% due 09/30/31 20 23
5.600% due 07/15/41 220 211
5.000% due 06/15/45 220 193
Series WI
5.250% due 10/15/27 91 91
5.875% due 06/15/28 419 423
4.500% due 01/15/30 120 118
Diamondback Energy, Inc.
5.200% due 04/18/27 330 334
4.400% due 03/24/51 220 181
Dollar General Corp.
4.125% due 04/03/50 692 538
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 180 166
DPL, Inc.
Series AI
4.350% due 04/15/29 499 469
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 1,630 1,783
Duke Energy Carolinas LLC
4.950% due 01/15/33 70 71
6.100% due 06/01/37 420 448
Duke Energy Corp.
5.000% due 08/15/52 2,905 2,605
3.250% due 01/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.321%)(Ê) 1,774 1,608
Duke Energy Florida LLC
5.875% due 11/15/33 370 395
6.200% due 11/15/53 567 619
Duke Energy Indiana LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 04/01/53 170 167
Series YYY
3.250% due 10/01/49 180 124
Duke Energy Ohio, Inc.
5.250% due 04/01/33 70 71
Duke Energy Progress LLC
5.100% due 03/15/34 260 264
Edison International
5.750% due 06/15/27 3,500 3,567
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 910 889
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ)(Ñ) 310 298
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 660 693
Elevance Health, Inc.
4.100% due 05/15/32 270 256
4.375% due 12/01/47 40 34
Eli Lilly & Co.
5.000% due 02/09/54 260 253
4.950% due 02/27/63 110 105
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 1,986
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 121
Energy Transfer Operating, LP
6.400% due 12/01/30 660 707
7.375% due 02/01/31 (Þ) 240 253
5.550% due 05/15/34 110 111
5.950% due 05/15/54 370 365
Energy Transfer, LP
4.000% due 10/01/27 4,527 4,416
6.000% due 02/01/29 (Þ) 1,740 1,766
8.250% due 11/15/29 260 297
3.750% due 05/15/30 300 283
5.300% due 04/01/44 20 18
6.250% due 04/15/49 80 82
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 870 863
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 170 169
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enterprise Products Operating LLC
7.550% due 04/15/38 40 49
5.700% due 02/15/42 90 92
4.850% due 03/15/44 90 83
3.700% due 01/31/51 150 114
3.300% due 02/15/53 70 49
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 750 709
Series D
6.875% due 03/01/33 410 465
8.574% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 150 149
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 3,849 3,716
EOG Resources, Inc.
4.375% due 04/15/30 90 89
EPR Properties Co.
4.750% due 12/15/26 1,449 1,426
4.500% due 06/01/27 2,539 2,474
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 100 103
Series 30Y
6.500% due 07/15/48 961 975
EQT Corp.
3.625% due 05/15/31 (Þ) 70 63
Equifax, Inc.
2.350% due 09/15/31 150 127
Esab Corp.
6.250% due 04/15/29 (Þ) 160 162
Evergy Kansas Central, Inc.
5.900% due 11/15/33 190 200
Exxon Mobil Corp.
4.114% due 03/01/46 90 77
4.327% due 03/19/50 20 17
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,226
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 4,225 4,150
FirstEnergy Corp.
Series C
4.850% due 07/15/47 190 167
FirstEnergy Pennsylvania Electric Co.
5.200% due 04/01/28 (Þ) 240 243
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 700 583
Florida Power & Light Co.
3.150% due 10/01/49 90 63
Fluor Corp.
4.250% due 09/15/28 1,202 1,156
Ford Motor Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 01/15/43 170 139
7.400% due 11/01/46 1,236 1,361
Ford Motor Credit Co. LLC
6.950% due 03/06/26 360 368
4.125% due 08/17/27 3,622 3,487
7.122% due 11/07/33 580 619
Foundry JV Holdco LLC
6.150% due 01/25/32 (Þ) 440 460
6.250% due 01/25/35 (Þ) 560 589
Fox Corp.
6.500% due 10/13/33 240 258
Series WI
5.476% due 01/25/39 180 177
Freeport Minerals Corp.
9.500% due 06/01/31 120 144
Freeport-McMoRan, Inc.
5.400% due 11/14/34 300 299
Frontier Communications Corp.
Series E
6.860% due 02/01/28 516 522
Series G
6.730% due 02/15/28 221 219
FS KKR Capital Corp.
3.400% due 01/15/26 2,811 2,704
2.625% due 01/15/27 1,117 1,027
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 140 138
General Dynamics Corp.
4.250% due 04/01/40 260 234
4.250% due 04/01/50 80 69
General Motors Co.
5.600% due 10/15/32 180 184
6.250% due 10/02/43 100 102
5.200% due 04/01/45 1,579 1,420
6.750% due 04/01/46 40 43
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,388 1,337
Genworth Holdings, Inc.
6.500% due 06/15/34 730 703
Georgia Power Co.
5.250% due 03/15/34 480 490
Gilead Sciences, Inc.
5.650% due 12/01/41 70 72
Global Atlantic Finance Co.
6.750% due 03/15/54 (Þ) 200 202
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 210 213
Global Marine, Inc.
7.000% due 06/01/28 522 489
GLP Capital, LP / GLP Financing II,
Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/15/26 4,028 4,021
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 2,011 1,942
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 4,356 4,217
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 120 117
5.851% due 04/25/35 (SOFR +
1.552%)(Ê) 310 324
5.330% due 07/23/35 (SOFR +
1.550%)(Ê) 770 776
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,170 984
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 130 136
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,952
Goodyear Tire & Rubber Co. (The)
7.000% due 03/15/28 339 346
H.B. Fuller Co.
4.000% due 02/15/27 668 646
Hasbro, Inc.
3.550% due 11/19/26 3,189 3,081
3.500% due 09/15/27 1,414 1,352
HCA, Inc.
4.500% due 02/15/27 2,203 2,178
5.500% due 06/01/33 200 202
5.600% due 04/01/34 290 295
5.125% due 06/15/39 120 114
3.500% due 07/15/51 3,103 2,130
Heico Corp.
5.250% due 08/01/28 110 112
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,157
3.375% due 01/20/27 316 297
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 610 610
Hilton Domestic Operating Co., Inc.
6.125% due 04/01/32 (Þ) 150 152
Historic TW, Inc.
8.300% due 01/15/36 (~)(Ê) 360 392
Home Depot, Inc. (The)
3.300% due 04/15/40 120 96
Honeywell International, Inc.
5.250% due 03/01/54 80 79
Howmet Aerospace, Inc.
6.750% due 01/15/28 2,267 2,388
Hudson Pacific Properties, LP
3.950% due 11/01/27 786 691

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 02/15/28 354 319
4.650% due 04/01/29 (Ñ) 520 439
3.250% due 01/15/30 348 265
Humana, Inc.
5.875% due 03/01/33 190 197
8.150% due 06/15/38 1,841 2,250
4.625% due 12/01/42 40 35
4.950% due 10/01/44 50 45
Huntington National Bank (The)
4.552% due 05/17/28 (SOFR +
1.650%)(Ê) 3,254 3,211
Hyundai Capital America
5.400% due 01/08/31 (Þ) 310 315
5.400% due 06/24/31 (Þ) 470 478
ILFC E-Capital Trust I
7.159% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 650 540
ILFC E-Capital Trust II
7.409% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 750 633
Ingersoll Rand, Inc.
5.700% due 08/14/33 170 178
Intel Corp.
2.800% due 08/12/41 100 71
4.900% due 08/05/52 120 109
3.200% due 08/12/61 190 120
Intercontinental Exchange, Inc.
4.600% due 03/15/33 70 68
4.950% due 06/15/52 10 9
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 4,905 4,451
Interstate Power and Light Co.
5.700% due 10/15/33 220 228
Invitation Homes, Inc.
4.150% due 04/15/32 110 103
Jabil Circuit, Inc.
5.450% due 02/01/29 160 163
Jane Street Group / JSG Finance, Inc.
7.125% due 04/30/31 (Þ) 380 394
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
7.250% due 11/15/53 (Þ) 328 362
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 742 696
6.500% due 12/01/52 532 537
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 1,828 1,807
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,090 3,871
Series 2019
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 05/15/32 5,146 4,505
JM Smucker Co. (The)
6.200% due 11/15/33 200 216
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 50 49
8.750% due 09/01/30 320 383
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 150
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 240 215
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 350 292
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 310 301
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 120 130
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 880 922
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 470 477
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 80 70
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 110 80
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 180 171
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 4,317 4,120
Kaiser Foundation Hospitals
4.150% due 05/01/47 60 52
Series 2019
3.266% due 11/01/49 90 67
Series 2021
2.810% due 06/01/41 200 149
3.002% due 06/01/51 70 49
Kenvue, Inc.
Series WI
5.050% due 03/22/53 70 68
5.200% due 03/22/63 90 87
Keurig Dr Pepper, Inc.
Series WI
4.597% due 05/25/28 4,077 4,063
KeyCorp
4.700% due 01/26/26 2,166 2,141
2.250% due 04/06/27 2,518 2,330
Kimco Realty Corp.
2.250% due 12/01/31 400 330
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 1,999 2,265
KLA Corp.
4.650% due 07/15/32 180 180

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 07/15/52 30 29
Kohl's Corp.
4.625% due 05/01/31 1,545 1,254
5.550% due 07/17/45 80 52
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 470 404
4.100% due 10/15/41 180 141
L Brands, Inc.
7.600% due 07/15/37 65 63
L3Harris Technologies, Inc.
2.900% due 12/15/29 380 347
5.400% due 07/31/33 310 316
Las Vegas Sands Corp.
3.900% due 08/08/29 140 129
6.000% due 08/15/29 180 183
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Ø)(Æ) 734 —
6.875% due 05/02/49 (Ø)(Æ) 681 —
6.625% due 12/31/49 (Ø)(Æ) 455 —
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Lennox International, Inc.
1.700% due 08/01/27 200 183
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 172 176
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 234
Lithia Motors, Inc.
3.875% due 06/01/29 (Þ) 120 109
Lockheed Martin Corp.
4.800% due 08/15/34 560 562
4.500% due 05/15/36 100 97
4.150% due 06/15/53 70 59
Lowe's Cos., Inc.
2.800% due 09/15/41 100 71
3.000% due 10/15/50 803 518
LPL Holdings, Inc.
5.700% due 05/20/27 270 273
6.750% due 11/17/28 200 211
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 431
6.375% due 03/15/37 50 44
5.125% due 01/15/42 118 96
4.300% due 02/15/43 449 323
Main Street Capital Corp.
3.000% due 07/14/26 1,120 1,059
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 3,244 3,214
Marsh & McLennan Cos., Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 12/15/31 180 153
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 120 85
Mastercard, Inc.
3.850% due 03/26/50 70 57
Mattel, Inc.
3.375% due 04/01/26 (Þ) 4,116 3,983
MBIA, Inc.
5.700% due 12/01/34 299 268
McDonald's Corp.
5.450% due 08/14/53 490 485
Series MTN
4.450% due 03/01/47 80 69
4.450% due 09/01/48 90 77
Medline Borrower, LP
6.250% due 04/01/29 (Þ) 350 357
Mercury General Corp.
4.400% due 03/15/27 2,320 2,264
Micron Technology, Inc.
2.703% due 04/15/32 150 127
MidAmerican Energy Co.
3.650% due 04/15/29 110 106
3.150% due 04/15/50 140 97
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 144 145
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 332
2.625% due 09/04/50 70 43
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 590 613
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 4,509 4,248
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 180 195
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 30 30
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 310 324
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 410 332
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 370 363
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 50 51
5.942% due 02/07/39 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.800%)(Ê) 360 366
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 250 192
Series GMTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 40 39
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 30 28
Morgan Stanley Bank NA
5.320% due 07/19/35 (SOFR +
1.555%)(Ê) 760 766
Series BKNT
5.504% due 05/26/28 (SOFR +
0.865%)(Ê) 400 407
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,011
MPLX, LP
4.000% due 03/15/28 4,167 4,051
4.800% due 02/15/29 20 20
4.500% due 04/15/38 30 27
4.700% due 04/15/48 110 93
Murphy Oil Corp.
7.050% due 05/01/29 267 282
5.875% due 12/01/42 289 265
National Fuel Gas Co.
5.500% due 10/01/26 2,746 2,769
Navient Corp.
Series MTN
5.625% due 08/01/33 460 383
NBCUniversal Media LLC
4.450% due 01/15/43 19 17
Netflix, Inc.
4.900% due 08/15/34 240 241
New York Life Global Funding
4.550% due 01/28/33 (Þ) 220 215
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 115
Newell Brands, Inc.
5.375% due 04/01/36 1,588 1,521
5.500% due 04/01/46 760 668
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,693
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 1,040 965
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 215 203
Nordstrom, Inc.
6.950% due 03/15/28 (Ñ) 199 203
5.000% due 01/15/44 927 742
Norfolk Southern Corp.
5.550% due 03/15/34 310 324
Northrop Grumman Corp.
5.150% due 05/01/40 210 205
5.050% due 11/15/40 70 68
5.250% due 05/01/50 110 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northwest Pipeline LLC
7.125% due 12/01/25 620 632
Series WI
4.000% due 04/01/27 130 128
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 310 219
3.625% due 09/30/59 (Þ) 280 197
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,166 1,988
Nuveen LLC
5.550% due 01/15/30 (Þ) 210 215
5.850% due 04/15/34 (Þ) 240 247
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 4,065 3,749
Occidental Petroleum Corp.
5.550% due 03/15/26 160 160
3.400% due 04/15/26 272 263
7.875% due 09/15/31 250 286
5.550% due 10/01/34 120 121
7.950% due 06/15/39 170 201
6.200% due 03/15/40 4,075 4,189
4.625% due 06/15/45 90 73
4.400% due 04/15/46 80 65
4.100% due 02/15/47 10 7
Office Properties Income Trust
9.000% due 09/30/29 (Þ) 1,081 856
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 220 223
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 1,332 1,310
Series WI
4.500% due 04/01/27 2,412 2,363
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 180 123
5.550% due 06/15/54 (Þ) 460 465
Series WI
4.150% due 06/01/32 90 86
5.650% due 11/15/33 240 252
ONEOK, Inc.
6.050% due 09/01/33 660 694
6.625% due 09/01/53 400 437
Oracle Corp.
3.900% due 05/15/35 2,532 2,253
4.000% due 07/15/46 150 118
6.900% due 11/09/52 100 115
5.550% due 02/06/53 770 749
Owens Corning Co.
4.400% due 01/30/48 4,748 3,928
Pacific Gas and Electric Co.
3.150% due 01/01/26 2,670 2,594

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 03/15/27 1,273 1,221
2.100% due 08/01/27 70 64
2.500% due 02/01/31 110 93
6.950% due 03/15/34 460 507
5.800% due 05/15/34 280 285
3.300% due 08/01/40 60 44
4.750% due 02/15/44 160 135
4.950% due 07/01/50 180 153
3.500% due 08/01/50 70 47
6.700% due 04/01/53 180 193
PacifiCorp
5.450% due 02/15/34 700 708
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 49
PayPal Holdings, Inc.
3.250% due 06/01/50 70 49
5.250% due 06/01/62 50 47
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 1,933 1,933
Permian Resources Corp.
5.375% due 01/15/26 (Þ) 310 309
6.250% due 02/01/33 (Þ) 180 181
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 211 172
Pfizer, Inc.
5.110% due 05/19/43 510 497
5.300% due 05/19/53 80 79
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 200 203
Series A-4
5.212% due 12/01/47 90 89
Philip Morris International, Inc.
2.100% due 05/01/30 150 130
1.750% due 11/01/30 290 243
5.125% due 02/13/31 480 487
5.250% due 02/13/34 90 91
Piedmont Operating Partnership, LP
9.250% due 07/20/28 1,586 1,734
Plains All American Pipeline, LP
Series B
9.694% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 620 618
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 54
PM General Purchaser LLC
9.500% due 10/01/28 (Þ) 350 359
PNC Financial Services Group, Inc.
(The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 4,061 4,206
5.401% due 07/23/35 (SOFR +
1.599%)(Ê) 360 364
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 429 418
Prospect Capital Corp.
3.706% due 01/22/26 4,204 4,041
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 2,912 2,772
QUALCOMM, Inc.
4.500% due 05/20/52 120 106
Radian Group, Inc.
4.875% due 03/15/27 3,721 3,680
Range Resources Corp.
Series WI
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.450% due 11/16/38 2,434 2,228
4.625% due 11/16/48 260 229
5.375% due 02/27/53 240 235
Regal Rexnord Corp.
Series WI
6.050% due 02/15/26 1,010 1,018
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 530 487
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 545
4.625% due 04/06/31 (Þ) 980 858
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 198
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 560 536
4.800% due 05/15/30 (Þ) 1,142 1,067
6.875% due 04/15/40 (Þ) 325 320
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 748 791
3.700% due 03/15/28 610 575
6.250% due 03/15/32 (Þ) 170 173
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 380 385
RTX Corp.
6.100% due 03/15/34 990 1,067
S&P Global, Inc.
3.250% due 12/01/49 30 22
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,453 1,446

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Safeway, Inc.
7.250% due 02/01/31 356 380
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 132
Series VVV
1.700% due 10/01/30 150 127
Santander Holdings USA, Inc.
Series WI
3.244% due 10/05/26 3,420 3,279
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 340 336
Seagate HDD Cayman
4.875% due 06/01/27 1,202 1,185
4.091% due 06/01/29 885 833
5.750% due 12/01/34 308 301
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 633 666
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,412
Senior Housing Properties Trust
4.750% due 02/15/28 (Ñ) 638 540
Service Properties Trust
5.250% due 02/15/26 1,195 1,178
4.750% due 10/01/26 507 486
4.950% due 02/15/27 167 156
3.950% due 01/15/28 788 679
4.375% due 02/15/30 344 257
Shell International Finance BV
4.375% due 05/11/45 150 132
Sherwin-Williams Co.
4.500% due 06/01/47 874 761
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 2,004 1,882
Skyworks Solutions, Inc.
1.800% due 06/01/26 4,522 4,254
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 1,205 1,173
Solventum Corp.
5.450% due 03/13/31 (Þ) 270 272
5.600% due 03/23/34 (Þ) 420 423
5.900% due 04/30/54 (Þ) 220 216
Southern California Edison Co.
2.250% due 06/01/30 160 139
3.650% due 02/01/50 170 125
5.750% due 04/15/54 250 254
Series C
4.125% due 03/01/48 210 169
Series G
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 06/01/31 230 198
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 2,865 2,701
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 710 690
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 2,610 2,486
Southwestern Energy Co.
4.750% due 02/01/32 110 103
Starbucks Corp.
3.750% due 12/01/47 526 402
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 230 230
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 380 380
Steelcase, Inc.
5.125% due 01/18/29 843 813
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 240 235
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 150 148
Synchrony Financial
5.625% due 08/23/27 2,655 2,664
Sysco Corp.
3.300% due 02/15/50 727 513
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,939
Tapestry, Inc.
7.050% due 11/27/25 120 122
7.000% due 11/27/26 680 703
Targa Resources Corp.
4.200% due 02/01/33 320 294
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 330 339
5.500% due 03/01/30 70 70
4.875% due 02/01/31 350 339
4.000% due 01/15/32 350 319
TC PipeLines, LP
3.900% due 05/25/27 4,215 4,078
Teachers Insurance & Annuity
Association of America

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 200
Tenet Healthcare Corp.
6.875% due 11/15/31 425 455
Texas Instruments, Inc.
3.650% due 08/16/32 150 141
3.875% due 03/15/39 130 118
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 220 250
Time Warner Cable LLC
6.550% due 05/01/37 100 98
7.300% due 07/01/38 450 469
5.500% due 09/01/41 2,500 2,145
T-Mobile USA, Inc.
2.625% due 02/15/29 130 119
Series WI
2.050% due 02/15/28 2,933 2,676
2.550% due 02/15/31 760 660
3.000% due 02/15/41 220 162
3.300% due 02/15/51 200 139
Toledo Hospital (The)
4.982% due 11/15/45 158 119
6.015% due 11/15/48 579 511
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 851 829
TopBuild Corp.
3.625% due 03/15/29 (Þ) 100 92
Toyota Motor Credit Corp.
5.250% due 09/11/28 210 216
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 180 160
Transocean, Inc.
7.500% due 04/15/31 1,078 1,040
6.800% due 03/15/38 229 197
9.350% due 12/15/41 151 142
Travel + Leisure Co.
5.750% due 04/01/27 948 951
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 4,043 4,110
TWDC Enterprises 18 Corp.
3.000% due 07/30/46 504 354
Union Pacific Corp.
3.750% due 02/05/70 20 14
Series WI
2.891% due 04/06/36 270 224
3.839% due 03/20/60 130 99
United Airlines Pass-Through Trust
5.800% due 01/15/36 684 699
Series 2020-1 Class B
4.875% due 01/15/26 285 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series A
3.100% due 10/07/28 167 151
Series AA
4.150% due 08/25/31 1,462 1,394
2.700% due 05/01/32 1,594 1,394
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 70 66
Series 144a
4.375% due 04/15/26 (Þ) 700 682
United Rentals NA, Inc.
3.875% due 11/15/27 518 494
United States Steel Corp.
6.650% due 06/01/37 620 634
UnitedHealth Group, Inc.
5.350% due 02/15/33 510 528
5.150% due 07/15/34 290 294
5.700% due 10/15/40 140 145
5.500% due 07/15/44 200 202
4.750% due 05/15/52 100 90
5.875% due 02/15/53 30 32
5.375% due 04/15/54 400 397
5.625% due 07/15/54 170 174
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,479
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 394 386
Verizon Communications, Inc.
7.750% due 12/01/30 230 267
4.500% due 08/10/33 420 404
5.250% due 03/16/37 130 132
2.650% due 11/20/40 100 71
5.500% due 03/16/47 50 51
4.000% due 03/22/50 150 120
2.875% due 11/20/50 60 39
5.500% due 02/23/54 90 90
Series WI
4.329% due 09/21/28 106 105
2.987% due 10/30/56 130 82
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,790
5.625% due 05/15/52 1,547 1,423
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 3,876 3,744
6.000% due 04/15/34 (Þ) 370 379
Vontier Corp.
Series WI
1.800% due 04/01/26 370 349
2.400% due 04/01/28 290 262

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vornado Realty, LP
2.150% due 06/01/26 1,109 1,041
3.400% due 06/01/31 216 176
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,849
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 905 746
4.500% due 11/18/34 285 227
4.800% due 11/18/44 924 693
4.100% due 04/15/50 (Ñ) 1,059 696
Walmart, Inc.
3.625% due 12/15/47 3,215 2,586
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 90 104
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 240 189
Wells Fargo & Co.
3.000% due 10/23/26 180 173
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 4,241 4,091
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 310 234
5.375% due 11/02/43 280 271
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 180 170
Series U
5.875% due 12/31/49 (USD 3 Month
LIBOR + 3.990%)(Ê)(ƒ) 570 568
Welltower, Inc.
3.850% due 06/15/32 200 185
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 522 467
Western Digital Corp.
4.750% due 02/15/26 234 230
2.850% due 02/01/29 356 314
Western Midstream Operating, LP
4.650% due 07/01/26 220 218
4.500% due 03/01/28 130 127
4.050% due 02/01/30 180 171
6.150% due 04/01/33 260 270
5.450% due 04/01/44 50 46
5.500% due 08/15/48 90 81
5.250% due 02/01/50 100 89
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 2,595 2,512
Williams Cos., Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 06/15/31 300 337
Xcel Energy, Inc.
1.750% due 03/15/27 3,943 3,643
Xerox Corp.
4.800% due 03/01/35 628 429
XPO CNW, Inc.
6.700% due 05/01/34 716 752
XTO Energy, Inc.
6.750% due 08/01/37 1,644 1,905
Yum! Brands, Inc.
6.875% due 11/15/37 310 340
Zions Bancorp NA
3.250% due 10/29/29 237 204
500,959
International Debt - 15.1%
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,265 1,232
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.850% due 10/29/41 320 258
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 230 233
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,248 1,984
Alibaba Group Holding, Ltd.
2.700% due 02/09/41 250 174
3.150% due 02/09/51 290 193
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 4,176 4,032
AMMC CLO 23, Ltd.
Series 2020-23A Class BR2
2.103% due 04/17/35 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 220 221
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 500 510
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 530 537
Apidos CLO XXVI
Series 2024-12A Class BRR
6.751% due 04/15/31 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 150 150
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 250
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,553 1,542
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,989 7,979

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 74
Ballyrock CLO, Ltd.
Series 2018-1A Class A2
6.850% due 04/20/31 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 250 250
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/29 400 409
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 4,202 4,007
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 4,671 4,466
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 4,007 4,136
5.365% due 07/15/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê) 400 404
5.439% due 07/15/31 400 407
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 202
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 228
Bank Gospodarstwa Krajowego
5.750% due 07/09/34 (Þ) 420 433
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 4,360 4,161
7.300% due 11/26/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.010%)(Ê) 280 283
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 576
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,116 1,182
8.000% due 01/27/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.017%)(Ê) 250 262
Barclays PLC
5.200% due 05/12/26 4,234 4,226
Barrick NA Finance LLC
5.700% due 05/30/41 230 234
BAT Capital Corp.
3.215% due 09/06/26 405 391
2.259% due 03/25/28 130 118
6.000% due 02/20/34 170 177
3.734% due 09/25/40 80 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.081% due 08/02/53 578 640
BAT International Finance PLC
5.931% due 02/02/29 470 489
Bellemeade Re, Ltd.
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,422
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,396 3,402
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,955
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,609
Benin Government International Bond
7.960% due 02/13/38 (Þ) 200 186
BNP Paribas SA
4.375% due 05/12/26 (Þ) 115 113
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 310 312
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 3,915 3,757
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 640 671
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,340 1,380
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 343
BPCE SA
5.936% due 05/30/35 (SOFR +
1.850%)(Ê)(Þ) 690 704
Brazil Government International Bond
6.125% due 03/15/34 560 551
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 260 260
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 106 100
British Telecommunications PLC
9.625% due 12/15/30 100 125
Brookfield Finance, Inc.
4.700% due 09/20/47 2,445 2,155
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 468 478
Canadian Pacific Railway Co.
3.700% due 02/01/26 2,235 2,189
3.100% due 12/02/51 110 75
Carlyle Global Market Strategies CLO,
Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4A Class A2
7.388% due 01/20/31 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 250 250
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 4,280 4,038
Cencosud SA
4.375% due 07/17/27 (Þ) 4,015 3,872
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
Series WI
4.250% due 04/15/27 2,852 2,803
CI Financial Corp.
7.500% due 05/30/29 (Þ) 760 765
3.200% due 12/17/30 2,797 2,255
CIFC Funding, Ltd.
Series 2017-1A Class ARR
3.702% due 01/22/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 1,541 1,545
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 290 290
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,430
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 304
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 2,720 2,564
5.301% due 07/12/28 (Þ) 470 480
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,385 1,312
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,326
Daimler Truck Finance NA LLC
5.125% due 09/25/27 (Þ) 460 464
5.375% due 01/18/34 (Þ) 390 396
5.375% due 06/25/34 (Þ) 150 152
Danske Bank A/S
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,303
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 825 768
Delhaize America, Inc.
9.000% due 04/15/31 809 966
Deutsche Bank AG
7.146% due 07/13/27 (SOFR +
2.520%)(Ê) 3,550 3,668
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 372
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 1,945 2,311
Dryden 41 Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 490 490
Eagle Re, Ltd.
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,289 2,292
Ecopetrol SA
4.625% due 11/02/31 170 141
8.375% due 01/19/36 440 438
5.875% due 11/02/51 230 161
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 3,463 3,527
5.643% due 03/13/27 (Þ) 460 466
Emera US Finance, LP
Series WI
3.550% due 06/15/26 4,074 3,939
Enbridge, Inc.
5.700% due 03/08/33 3,561 3,677
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 295
Enel Americas SA
4.000% due 10/25/26 2,881 2,802
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 2,115 2,248
Enel Finance International NV
1.625% due 07/12/26 (Þ) 398 373
4.625% due 06/15/27 (Þ) 3,122 3,098
Eni USA, Inc.
7.300% due 11/15/27 3,139 3,371
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,909
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,078
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,284
Fresnillo PLC
4.250% due 10/02/50 (Þ) 330 250
Galaxy XXVI CLO, Ltd.
Series 2024-26A Class BR
6.927% due 11/22/31 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 250 250
Garda World Security Corp. 2022 Term
Loan
9.594% due 02/01/29 (USD 3 Month
LIBOR  + 4.250%)(Ê) 273 274

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 164
Global Auto Holdings, Ltd. / AAG FH
UK, Ltd.
8.750% due 01/15/32 (Þ) 620 592
Goldentree Loan Management, LP
Series 2024-5A Class BRR
1.000% due 10/20/32 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 250 250
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 320 321
Greystone Commercial Real Estate
Notes
Series 2024-HC3 Class D
10.663% due 03/15/41 (CME Term
SOFR 1 Month + 5.333%)(Ê)(Þ) 260 259
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.444% due 11/15/27 (USD 3 Month
LIBOR  + 2.000%)(Ê) 241 234
Harbor Park CLO, Ltd.
Series 2024-1A Class B1R
6.982% due 01/20/31 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 200 200
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 5,267 5,220
Highlands Holdings Bond Issuer, Ltd.
/ Highlands Holdings Bond Co.-
Issuer, Inc.
7.625% due 10/15/25 (Þ) 1,224 1,238
Home RE, Ltd.
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,239
HSBC Holdings PLC
4.250% due 08/18/25 210 207
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 4,330 4,084
5.719% due 03/04/35 (SOFR +
1.780%)(Ê)(Ñ) 800 823
Hudbay Minerals, Inc.
4.500% due 04/01/26 (Þ) 550 538
Hyundai Capital Services, Inc.
1.250% due 02/08/26 (Þ) 2,877 2,714
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 3,732 3,618
5.875% due 07/01/34 (Þ) 410 411
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,237
ING Groep NV
Series VAR
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 3,759 3,556
InRetail Consumer
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 03/22/28 (Þ) 1,547 1,413
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 320 327
5.710% due 01/15/26 (Þ) 380 380
6.625% due 06/20/33 (Þ) 3,878 4,108
7.200% due 11/28/33 (Þ) 870 958
Israel Government International Bond
5.500% due 03/12/34 1,680 1,640
Ivory Coast Government International
Bond
7.625% due 01/30/33 (Þ) 500 486
JDE Peet's NV
1.375% due 01/15/27 (Þ) 4,524 4,148
Juniper Valley Park CLO, Ltd.
Series 2024-1A Class AR
6.532% due 07/20/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 8,740 8,743
Lloyds Banking Group PLC
4.650% due 03/24/26 543 537
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 3,595 3,441
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 380 381
Macquarie Bank, Ltd.
1.340% due 01/12/27 (SOFR +
1.069%)(Ê)(Þ) 2,116 2,001
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 4,554 4,554
Madison Park Funding XXIV, Ltd.
Series 2024-24A Class BR2
6.832% due 10/20/29 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 330 330
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 400 400
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 4,055 3,940
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 63
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 558
7.625% due 04/17/32 (Þ) 300 299
Methanex Corp.
5.250% due 12/15/29 1,073 1,044
5.650% due 12/01/44 316 276
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Þ) 1,723 1,696
Mexico Government International Bond
3.500% due 02/12/34 450 373

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/07/36 200 199
4.350% due 01/15/47 580 443
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 3,603 3,496
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,143 1,173
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,561 2,434
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 308
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 207
Neuberger Berman Loan Advisers CLO
30, Ltd.
Series 2021-30A Class BR
6.979% due 01/20/31 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 340 340
Nigeria Government International Bond
7.143% due 02/23/30 (Þ) 350 307
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 360 304
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 490 478
Nokia OYJ
4.375% due 06/12/27 4,011 3,901
NTT Finance Corp.
5.136% due 07/02/31 (Þ) 990 1,006
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,124 2,127
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 933 933
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,885
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,039
OCP SA
3.750% due 06/23/31 (Þ) 390 340
6.750% due 05/02/34 (Þ) 300 313
Octagon Investment Partners 30, Ltd.
Series 2021-1A Class A1R
6.586% due 03/17/30 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 2,183 2,184
OHA Loan Funding, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class AR3
6.738% due 01/19/37 (CME Term
SOFR 3 Month + 1.412%)(Ê)(Þ) 1,990 1,993
Open Text Corp.
6.900% due 12/01/27 (Þ) 2,092 2,171
Optics Bidco SpA
Series 2033
6.375% due 11/15/33 (Þ) 672 659
Series 2034
6.000% due 09/30/34 (Þ) 1,147 1,084
Series 2036
7.200% due 07/18/36 (Þ) 210 215
Series 2038
7.721% due 06/04/38 (Þ) 207 222
OZLM Funding II, Ltd.
Series 2024-2A Class A2RA
7.055% due 07/30/31 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 350 350
Petrobras Global Finance BV
6.900% due 03/19/49 180 175
5.500% due 06/10/51 290 237
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 220 141
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 640 639
Prologis, LP
4.000% due 05/05/34 EUR 180 199
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,464
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 1,148 507
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 210 194
7.450% due 06/01/27 (~)(Ê)(Þ) 500 435
Puma International Financing SA
7.750% due 04/25/29 (Þ) 270 273
Radnor RE, Ltd.
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 33 33
Series 2022-1 Class M1A
5.933% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 1,499 1,512
Regatta XV Funding, Ltd.
Series 2024-4A Class A2R
6.835% due 10/25/31 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 240 240
Reynolds American, Inc.
5.850% due 08/15/45 210 202
Rogers Communications, Inc.
5.000% due 02/15/29 550 552

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 158 153
Royal Bank of Canada
Series GMTN
5.150% due 02/01/34 150 152
RWE Finance US LLC
5.875% due 04/16/34 (Þ) 650 669
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,127 1,119
3.350% due 03/08/29 330 291
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 3,947 3,696
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 559
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,111
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 3,931 3,729
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 2,280 2,347
5.200% due 01/15/30 (Þ) 350 356
Societe Generale SA
4.250% due 08/19/26 (Þ) 1,618 1,569
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,623 2,462
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 3,844 3,618
Southern Copper Corp.
5.250% due 11/08/42 140 132
St. Marys Cement, Inc.
5.750% due 04/02/34 (Þ) 740 737
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 2,073 1,958
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 950 966
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,428
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 3,034 3,054
Teck Resources, Ltd.
6.250% due 07/15/41 40 42
5.400% due 02/01/43 160 149
Telecom Italia Capital SA
6.375% due 11/15/33 114 111
6.000% due 09/30/34 74 70
7.721% due 06/04/38 365 371
Telefonica Emisiones SA
5.213% due 03/08/47 300 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 66
Teva Pharmaceutical Industries, Ltd.
4.750% due 05/09/27 460 446
T-Mobile USA, Inc.
3.700% due 05/08/32 EUR 480 531
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 3,805 3,668
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 642 669
TransAlta Corp.
6.500% due 03/15/40 528 535
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 884
TSMC Arizona Corp.
2.500% due 10/25/31 340 295
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 4,308 4,055
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 470 505
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 370 456
Series WI
4.500% due 06/26/48 350 317
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,087 1,025
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 388 385
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 131 136
Var Energi ASA
7.500% due 01/15/28 (Þ) 3,711 3,935
Verdelite Static CLO, Ltd.
Series 2024-1A Class B
6.944% due 07/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 260 260
Vodafone Group PLC
6.150% due 02/27/37 54 59
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 2,748 2,845
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 420 329
Westpac Banking Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 270 229
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 220 186
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,916
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 660 649
Yamana Gold, Inc.
2.630% due 08/15/31 70 59
Series WI
4.625% due 12/15/27 900 883
Yara International ASA
3.800% due 06/06/26 (Þ) 3,094 3,018
4.750% due 06/01/28 (Þ) 1,450 1,428
ZF NA Capital, Inc.
6.750% due 04/23/30 (Þ) 280 285
322,999
Loan Agreements - 0.1%
Alterra Mountain Co. Term Loan B4
8.594% due 08/17/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 326 327
Asplundh Tree Expert LLC Term Loan
B
7.194% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 413 414
Caesars Entertainment, Inc. 2024 Term
Loan B1
8.097% due 01/24/31 (USD 3 Month
LIBOR  + 2.750%)(Ê) 369 370
NRG Energy, Inc. 2024 Term Loan
7.350% due 03/27/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 398 399
Truist Insurance Holdings LLC 1st Lien
Term Loan
8.585% due 05/06/31 (USD 3 Month
LIBOR  + 3.250%)(Ê) 660 661
Vistra Operations Co. LLC Term Loan
B
8.097% due 03/20/31 (USD 1 Month
LIBOR + 2.750%)(Ê) 658 662
2,833
Mortgage-Backed Securities - 25.2%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 390 423
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,485 767
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 128 112
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,554 1,497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 102 93
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 132 134
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 265 267
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,786 9,614
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,554
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 5,929 5,911
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,473
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,841
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,260
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 290 305
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,410
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 3,988
Fannie Mae
2.600% due 2031 1,680 1,501
5.500% due 2034 157 160
4.500% due 2035 788 779
5.500% due 2035 104 106
6.000% due 2035 108 111
5.500% due 2036 207 211
5.500% due 2037 62 63
6.000% due 2039 87 90
5.500% due 2040 1,255 1,258
5.000% due 2041 670 678
6.000% due 2041 326 339
3.500% due 2045 1,787 1,662
4.000% due 2045 1,241 1,189
3.000% due 2046 377 337

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2046 491 460
4.500% due 2046 913 902
3.000% due 2047 1,790 1,603
3.500% due 2047 855 796
4.000% due 2047 1,054 1,010
4.500% due 2048 2,134 2,090
5.000% due 2048 1,364 1,369
3.000% due 2049 14,886 13,146
3.500% due 2049 62 57
4.000% due 2049 1,885 1,804
5.000% due 2049 93 93
2.000% due 2050 5,386 4,388
2.500% due 2050 2,791 2,345
3.000% due 2050 13,288 11,719
2.000% due 2051 3,722 2,996
2.500% due 2051 1,653 1,404
5.000% due 2052 17,207 16,975
5.000% due 2053 12,243 12,074
5.500% due 2054 1,098 1,101
30 Year TBA(Ï)
5.500% 42,174 42,238
6.000% 39,620 40,182
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 3 —
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 4 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 317 319
Series 2023-R08 Class 1M2
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 440 454
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 1 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 12 2
Series 2003-32 Class UI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
6.000% due 05/25/33 14 2
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 56 9
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 11 2
Series 2003-35 Class UI
Interest Only  STRIPS
6.500% due 05/25/33 13 2
Series 2003-64 Class JI
Interest Only  STRIPS
6.000% due 07/25/33 6 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 8
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 70 68
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,191 126
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,220 269
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 5,886 5,959
Freddie Mac
6.000% due 2038 473 489
4.500% due 2039 1,602 1,591
5.500% due 2039 200 204
5.500% due 2040 305 311
4.000% due 2041 1,933 1,869
5.500% due 2041 426 435
4.000% due 2044 989 955
3.500% due 2045 4,068 3,802
3.000% due 2046 6,664 5,977
4.000% due 2046 509 488
4.500% due 2046 166 164
3.000% due 2047 1,886 1,691
3.000% due 2048 209 187
4.000% due 2048 710 681
4.500% due 2048 1,315 1,285
3.000% due 2049 846 753
2.500% due 2050 8,353 7,122
3.000% due 2050 10,617 9,419
2.000% due 2051 17,770 14,367
2.500% due 2051 9,263 7,922

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2052 14,650 13,753
5.000% due 2052 12,449 12,281
5.500% due 2053 13,608 13,629
6.000% due 2054 12,785 12,964
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 57 2
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 7 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 100 101
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 15 3
Series 2006-R007 Class ZA
6.000% due 05/15/36 386 405
Series 2012-4045 Class HD
4.500% due 07/15/41 11 11
Freddie Mac STRIPS
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 1 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 3 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 5 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 7 1
FS Commercial Mortgage Trust
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 220 230
Ginnie Mae I
4.500% due 2039 2,377 2,361
Ginnie Mae II
6.500% due 2054 5,000 5,096
30 Year TBA(Ï)
5.500% 16,979 17,030
6.000% 40,990 41,471
6.500% 14,500 14,771
Ginnie Mae REMICS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 1999-27 Class SE
Interest Only  STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 5 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,011 925
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~) (Ê)(Þ) 5,637 5,519
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 250 247
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 791
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 85 77
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 138 127
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 463 409
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 12,945 11,863
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 5,881 5,190
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,527 2,217
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 9,858 8,576
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,584 4,073
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 3,940 3,972
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,882 1,892
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,374 1,194
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 12,545 12,436
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,136
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 539
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 89
Nomura Resecuritization Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 661 657
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 428 436
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,093 1,090
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 2,293 2,286
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 7,228 7,297
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,229 1,237
PRKCM Trust
Series 2024-AFC1 Class A2
6.636% due 03/25/59 (~)(Ê)(Þ) 368 372
RCKT Mortgage Trust
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 1,191 1,200
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 4,629 4,654
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 6,801 6,919
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 393 359
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 6,893 6,277
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 134 125
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 6,052 6,112
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 3,280 3,346
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,858 2,830
539,399
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 311
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 240 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 369
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 53
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 631 641
1,608
Non-US Bonds - 6.6%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 8,700 8,133
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,489 1,901
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 2,707 2,988
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 10,539,000 635
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 1,171,250 6,829
Japan 40 Year Government International
Bond
Series 17
2.200% due 03/20/64 JPY 270,550 1,718
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 107 134
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 467,500 22,546
8.500% due 03/01/29 MXN 247,720 12,630
Mexican Bonos de Desarrollo
Series M
8.500% due 11/18/38 MXN 16,930 812
Mexico Government International Bond
2.250% due 08/12/36 EUR 552 461
4.000% due 03/15/15 EUR 2,521 2,007
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 43,000 3,989
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê) GBP 876 1,112
Parkmore Point RMBS PLC
Series 2022-1A Class A

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,581 3,333
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 7,803 7,442
Series 14-2
7.470% due 11/12/26 MXN 173,000 8,238
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 2,316 104
Series 2040
9.000% due 01/31/40 ZAR 100,224 4,512
Series 2044
8.750% due 01/31/44 ZAR 33,564 1,438
Series 2048
8.750% due 02/28/48 ZAR 14,157 601
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 978 1,231
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,168 1,465
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,578 3,245
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 4,105
5.625% due 02/22/36 (Þ) EUR 1,784 1,903
Series REGS
2.750% due 02/26/26 (Þ) EUR 4,163 4,437
5.000% due 09/27/26 (Þ) EUR 3,192 3,537
1.750% due 07/13/30 (Þ) EUR 5,029 4,524
2.124% due 07/16/31 (Þ) EUR 3,866 3,434
3.750% due 02/07/34 (Þ) EUR 4,383 4,124
3.875% due 10/29/35 (Þ) EUR 659 611
2.625% due 12/02/40 (Þ) EUR 4,312 3,105
2.875% due 04/13/42 (Þ) EUR 4,020 2,924
4.625% due 04/03/49 (Þ) EUR 1,251 1,138
3.375% due 01/28/50 (Þ) EUR 692 507
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 1,646 1,782
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.555% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,544
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 4,320 5,631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
140,810
United States Government Treasuries - 4.4%
United States Treasury Notes
2.000% due 08/15/25 2,276 2,215
2.250% due 11/15/25 6,475 6,289
1.625% due 02/15/26 5,860 5,616
2.250% due 03/31/26 5,240 5,060
1.625% due 05/15/26 4,506 4,296
0.625% due 03/31/27 4,803 4,385
2.375% due 05/15/27 5,205 4,970
0.500% due 05/31/27 3,970 3,593
2.250% due 08/15/27 4,999 4,741
2.250% due 11/15/27 2,495 2,358
2.750% due 02/15/28 219 210
1.125% due 02/29/28 117 106
3.125% due 11/15/28 666 644
2.375% due 05/15/29 5,522 5,145
4.000% due 10/31/29 1,478 1,481
1.750% due 11/15/29 3,297 2,959
0.625% due 05/15/30 4,361 3,616
6.250% due 05/15/30 2,534 2,833
0.625% due 08/15/30 5,856 4,817
0.875% due 11/15/30 3,822 3,174
1.625% due 05/15/31 411 354
1.250% due 08/15/31 481 401
1.375% due 11/15/31 614 513
3.500% due 02/15/33 410 394
3.875% due 08/15/33 2,243 2,214
4.500% due 11/15/33 2,213 2,289
4.000% due 02/15/34 1,000 996
1.125% due 05/15/40 2,485 1,588
1.375% due 11/15/40 1,621 1,062
1.750% due 08/15/41 1,939 1,329
2.000% due 11/15/41 327 232
3.250% due 05/15/42 2,005 1,721
2.875% due 05/15/43 2,292 1,836
4.625% due 05/15/44 460 472
2.875% due 08/15/45 5 4
2.750% due 11/15/47 1,574 1,182
3.000% due 02/15/48 1,514 1,189
3.000% due 02/15/49 239 187
2.875% due 05/15/49 989 754
2.000% due 02/15/50 1,826 1,147
1.250% due 05/15/50 482 248
1.375% due 08/15/50 557 295
1.625% due 11/15/50 586 332
2.375% due 05/15/51 1,309 890
1.875% due 11/15/51 2,595 1,557

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/15/52 1,506 1,141
3.625% due 02/15/53 511 449
93,284
Total Long-Term Investments
(cost $1,741,256) 1,682,474
Common Stocks - 0.0%
Financial Services - 0.0%
AGNC Investment Corp.(Æ)(ö)
9,228
222
Chimera Investment Corp.(Æ)(ö)
4,636
103
325
Total Common Stocks
(cost $328) 325
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 9,175 210
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 149
359
Utilities - 0.0%
SCE Trust VIII
6.950% due 05/13/29(¢) 11,850 300
Total Preferred Stocks
(cost $669) 659
Short-Term Investments - 24.9%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,437
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,610
Air Canada Class A Pass-Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 70 69
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 292 290
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 380 379
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (ç) 400 —
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 199
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DAE Funding LLC
1.550% due 08/01/24 (ç)(Þ) 280 280
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,776
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 760 747
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 510 502
Las Vegas Sands Corp.
2.900% due 06/25/25 680 663
NCL Corp., Ltd.
3.625% due 12/15/24 (Þ) 610 604
Newell Brands, Inc.
4.000% due 12/01/24 420 418
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 68,738 3,659
Range Resources Corp.
Series WI
4.875% due 05/15/25 290 288
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 303
Starwood Property Trust, Inc.
3.750% due 12/31/24 (Þ) 250 246
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 770 769
U.S. Cash Management Fund(@) 256,946,000(∞) 256,895
United States Treasury Bills
0.000% due 08/01/24 (ç)(ž) 79,802 79,802
5.328% due 08/29/24 (ž) 16,035 15,969
5.334% due 10/03/24 (ž) 141,233 139,952
5.297% due 10/24/24 (ž) 9,793 9,676
United States Treasury Notes
4.514% due 07/31/25 231 221
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 233 231
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,191
Western Midstream Operating, LP
3.100% due 02/01/25 610 602
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 580 578
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 1,679 1,660
Total Short-Term Investments
(cost $531,404) 531,705

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 2,772,570
(∞)
2,773
Total Other Securities
(cost $2,773) 2,773
Total Investments - 103.8%
(identified cost $2,276,430) 2,217,936
Other Assets and Liabilities,
Net - (3.8)%
(81,027)
Net Assets - 100.0%
2,136,909

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
29.5%
2023-MIC Trust (The) 03/06/24 390,000 107 .38 419
423
AES Panama Generation Holdings SRL 04/26/21 2,247,790 102 .51 2,304
1,984
Africa Finance Corp. 11/02/21 1,158,000 101 .19 1,172
1,126
Africa Finance Corp. 09/13/22 2,500,000 98 .34 2,458
2,437
African Export-Import Bank (The) 05/10/21 470,000 100 .00 470
443
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100 .23 4,611
4,610
Air Canada Class A Pass-Through Trust 10/17/23 69,889 95 .91 67
69
Aircastle, Ltd. 07/07/22 3,397,000 88 .27 2,999
3,123
Aircastle, Ltd. 07/15/24 280,000 99 .64 279
282
Alaska Airlines Pass-Through Trust 04/05/23 159,641 97 .19 155
158
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/21/23 370,000 97 .42 360
367
Alimentation Couche-Tard, Inc. 09/19/17 4,176,000 98 .33 4,106
4,032
American Airlines Group, Inc. 12/14/22 291,667 100 .69 294
290
American Airlines Group, Inc. 11/17/23 170,000 100 .02 170
175
American Tower Trust #1 05/08/24 6,121,000 100 .36 6,143
6,226
American Tower Trust #1 Pass-Through Certificates 05/08/24 2,394,000 93 .96 2,249
2,299
American Transmission Systems, Inc. 11/29/21 110,000 99 .79 110
94
Americo Life, Inc. 04/12/21 430,000 99 .80 429
353
AmFam Holdings, Inc. 04/12/21 220,000 100 .11 220
171
AmFam Holdings, Inc. 04/19/21 220,000 103 .17 227
135
AMMC CLO 23, Ltd. 04/16/24 220,000 100 .00 220
221
Andorra Government International Bond 04/15/21 EUR 8,700,000 113 .32 9,859
8,133
Anglo American Capital PLC 04/29/24 500,000 99 .37 497
510
Apidos CLO XXVI 08/01/23 250,000 99 .32 248
250
Apidos CLO XXVI 06/24/24 150,000 100 .00 150
150
Arbor Realty CLO, Ltd. 06/14/23 1,553,432 98 .14 1,524
1,542
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 4,239,525 100 .00 4,239
4,199
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,988,771 100 .00 7,989
7,979
Aviation Capital Group LLC 04/13/21 380,000 101 .32 385
379
AXIS Equipment Finance Receivables XIV LLC 07/18/24 3,200,000 99 .99 3,200
3,203
Ballyrock CLO, Ltd. 07/11/23 250,000 98 .82 247
250
Banco de Bogota SA 04/25/24 4,202,000 94 .15 3,956
4,007
Banco de Credito e Inversiones SA 07/15/24 4,671,000 94 .68 4,422
4,466
Bank Gospodarstwa Krajowego 07/01/24 420,000 98 .97 416
433
Barclays PLC 03/26/24 1,553,508 96 .88 1,505
1,497
Bayer US Finance II LLC 03/06/24 2,239,000 102 .39 2,293
2,343
BDS, Ltd. 04/04/22 11,122,892 100 .00 11,123
11,109
Bellemeade Re, Ltd. 09/23/21 7,422,000 100 .00 7,422
7,422
Bellemeade Re, Ltd. 09/27/21 2,959,000 100 .23 2,966
2,955
Bellemeade Re, Ltd. 01/25/22 3,523,000 100 .00 3,523
3,609
Bellemeade Re, Ltd. 02/15/23 3,395,957 97 .67 3,317
3,402
Benin Government International Bond 02/06/24 200,000 96 .81 194
186
Berry Global, Inc. 08/08/23 1,840,000 97 .72 1,798
1,816
Berry Petroleum Corp. 04/13/21 520,000 99 .06 515
515
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 300,000 99 .23 298
300
Blue Racer Midstream LLC / Blue Racer Finance Corp. 05/14/24 330,000 100 .00 330
343
BNP Paribas SA 08/08/22 1,340,000 100 .00 1,340
1,380
BNP Paribas SA 11/09/22 320,000 100 .00 320
343
BNP Paribas SA 01/09/23 310,000 100 .00 310
312
BNP Paribas SA 11/28/23 640,000 100 .00 640
671
BNP Paribas SA 02/06/24 115,000 98 .16 113
113
BNP Paribas SA 04/17/24 3,915,000 93 .90 3,676
3,757
Boeing Co. (The) 04/29/24 310,000 100 .00 310
325
Boston Gas Co. 01/05/24 272,000 94 .27 256
257
BPCE SA 05/21/24 690,000 100 .00 690
704
BRAVO Residential Funding Trust 08/03/23 264,614 99 .99 265
267
BRAVO Residential Funding Trust 08/03/23 132,307 99 .99 132
134
BRAVO Residential Funding Trust 04/30/24 959,240 100 .00 959
967

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bristol Park CLO, Ltd. 06/08/23 260,000 98 .40 256
260
British Airways Pass-Through Trust 08/01/23 106,358 89 .59 95
100
Broadcom, Inc. 04/16/21 420,000 99 .90 420
343
BX Commercial Mortgage Trust 12/02/21 9,785,598 99 .88 9,774
9,614
BX Trust 01/24/24 15,622,000 99 .76 15,584
15,554
BX Trust 05/02/24 5,929,252 99 .75 5,915
5,911
Calpine Corp. 05/16/24 440,000 95 .24 419
421
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100 .00 3,491
3,473
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102 .69 13,393
10,841
Cameron LNG LLC 04/09/21 80,000 106 .87 85
67
Carlyle Global Market Strategies CLO, Ltd. 08/08/23 250,000 99 .37 248
250
Carlyle Global Market Strategies CLO, Ltd. 06/18/24 270,000 100 .00 270
270
Cencosud SA 11/06/23 4,015,000 94 .62 3,799
3,872
CF Industries, Inc. 09/12/23 2,401,000 97 .10 2,331
2,369
Chesapeake Energy Corp. 01/26/23 880,000 98 .70 868
875
Chesapeake Energy Corp. 08/17/23 410,000 98 .93 406
414
Chord Energy Corp. 05/31/23 200,000 99 .27 198
201
CI Financial Corp. 06/04/24 760,000 99 .13 753
765
CIFC Funding, Ltd. 07/18/23 290,000 98 .80 286
290
CIFC Funding, Ltd. 06/05/24 1,540,570 100 .23 1,544
1,545
CLI Funding IX LLC 07/24/24 3,170,000 100 .50 3,186
3,220
Coca-Cola Icecek AS 04/25/24 2,579,000 92 .52 2,386
2,430
Columbia Pipelines Holding Co. LLC 08/02/23 240,000 100 .00 240
249
Columbia Pipelines Operating Co. LLC 08/02/23 250,000 99 .55 249
261
Comision Federal de Electricidad 04/12/21 360,000 97 .71 352
304
Continental Resources, Inc. 11/09/21 130,000 99 .94 130
108
Continental Resources, Inc. 01/26/23 300,000 93 .00 279
283
CORE Mortgage Trust 03/01/19 5,704,000 100 .00 5,704
5,260
CPPIB Capital, Inc. 09/14/22 3,700,000 99 .99 3,700
3,689
Credit Agricole SA 06/17/21 2,720,000 99 .34 2,702
2,564
Credit Agricole SA 09/22/22 1,300,000 99 .07 1,288
1,326
Credit Agricole SA 01/05/23 470,000 100 .00 470
480
Credit Agricole SA 04/17/24 1,385,000 92 .59 1,282
1,312
DAE Funding LLC 06/15/21 280,000 100 .00 280
280
Daimler Truck Finance NA LLC 01/10/24 390,000 99 .83 389
396
Daimler Truck Finance NA LLC 06/17/24 460,000 99 .67 458
464
Daimler Truck Finance NA LLC 06/17/24 150,000 99 .83 150
152
Danske Bank A/S 09/07/21 825,000 96 .01 798
768
Danske Bank A/S 09/07/21 1,310,000 98 .55 1,291
1,303
DBGS Mortgage Trust 04/03/19 4,612,000 101 .04 4,660
3,410
DCP Midstream Operating, LP 12/11/19 110,000 104 .08 114
118
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 233,333 99 .86 233
232
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 11/09/23 3,847,000 97 .56 3,730
3,808
DK Trust 03/01/24 4,021,000 100 .00 4,021
3,988
DLLAA LLC 07/25/23 4,870,000 100 .00 4,870
5,000
Dresdner Funding Trust I 05/02/24 1,630,000 110 .27 1,797
1,783
Dryden 41 Senior Loan Fund 05/26/23 490,000 96 .75 474
490
Eagle Re, Ltd. 10/29/21 2,288,665 100 .02 2,289
2,292
Element Fleet Management Corp. 08/08/23 3,463,000 100 .49 3,480
3,527
Element Fleet Management Corp. 03/04/24 460,000 100 .00 460
466
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98 .91 119
121
Enel Finance America LLC 08/08/23 2,115,000 104 .14 2,202
2,248
Enel Finance International NV 10/16/23 398,000 91 .30 363
373
Enel Finance International NV 04/17/24 3,122,000 97 .56 3,046
3,098
Energy Transfer Operating, LP 07/24/24 240,000 104 .86 252
253
Energy Transfer, LP 11/07/23 1,740,000 98 .34 1,711
1,766
EQM Midstream Partners, LP 05/31/22 100,000 100 .30 100
103
EQT Corp. 05/10/21 70,000 100 .00 70
63

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Esab Corp. 03/25/24 160,000 100 .00 160
162
Eurosail-UK PLC 01/21/21 GBP 1,488,583 135 .70 2,020
1,901
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 440,000 100 .00 440
454
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 316,848 100 .00 317
319
Ferguson Finance PLC 05/06/24 4,225,000 97 .06 4,101
4,150
FIGRE Trust 03/19/24 5,886,483 100 .03 5,888
5,959
FIGRE Trust 06/06/24 1,793,006 101 .00 1,811
1,834
FirstEnergy Pennsylvania Electric Co. 03/28/23 240,000 99 .89 240
243
Florida Gas Transmission Co. LLC 09/15/21 700,000 99 .94 700
583
Foundry JV Holdco LLC 05/02/24 560,000 100 .28 562
589
Foundry JV Holdco LLC 05/02/24 440,000 99 .75 439
460
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 84 .78 3,422
3,284
Fresnillo PLC 04/09/21 330,000 98 .50 325
250
FS Commercial Mortgage Trust 10/19/23 220,000 99 .99 220
230
Full House Resorts, Inc. 11/16/23 140,000 94 .51 132
138
Galaxy XXVI CLO, Ltd. 05/13/24 250,000 100 .00 250
250
Genting New York LLC 05/29/24 1,388,000 97 .39 1,361
1,337
Global Atlantic Finance Co. 03/12/24 200,000 99 .93 200
202
Global Atlantic Finance Co. 06/04/24 210,000 100 .00 210
213
Global Auto Holdings, Ltd. / AAG FH UK, Ltd. 01/11/24 620,000 100 .00 620
592
Goldentree Loan Management, LP 07/19/24 250,000 100 .00 250
250
Greensaif Pipelines Bidco SARL 07/17/24 320,000 100 .00 320
321
Greystone Commercial Real Estate Notes 03/04/24 260,000 99 .78 259
259
GS Mortgage Securities Trust 08/04/23 250,000 95 .98 240
247
GS Mortgage Securities Trust 08/04/23 5,637,000 95 .99 5,411
5,519
GSAA Home Equity Trust 10/21/15 329,063 78 .73 259
391
Harbor Park CLO, Ltd. 04/19/24 200,000 100 .00 200
200
Hellenic Republic International Government Bond 04/24/24 EUR 2,707,000 104 .82 2,837
2,988
HGI CRE CLO, Ltd. 09/17/21 5,266,911 100 .00 5,267
5,220
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,223,968 100 .98 1,236
1,238
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/28/24 610,000 98 .79 603
610
Hilton Domestic Operating Co., Inc. 03/22/24 150,000 100 .10 150
152
Hilton Grand Vacations Trust 08/01/23 93,566 99 .98 94
96
HMH Trust 06/09/17 7,770,000 99 .97 7,767
791
Home RE, Ltd. 07/23/21 1,227,000 100 .00 1,227
1,239
Hudbay Minerals, Inc. 02/29/24 550,000 97 .13 534
538
Hyundai Capital America 01/03/24 310,000 99 .67 309
315
Hyundai Capital America 07/09/24 470,000 99 .99 470
478
Hyundai Capital Services, Inc. 06/05/24 2,877,000 93 .79 2,698
2,714
ILFC E-Capital Trust I 01/30/23 650,000 65 .06 423
540
ILFC E-Capital Trust II 01/30/23 750,000 68 .05 510
633
Imperial Brands Finance PLC 08/08/23 3,732,000 96 .04 3,584
3,618
Imperial Brands Finance PLC 06/24/24 410,000 99 .50 408
411
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 94 .40 2,222
2,237
InRetail Consumer 01/05/24 1,547,000 91 .20 1,411
1,413
International Flavors & Fragrances, Inc. 07/15/24 4,905,000 90 .38 4,433
4,451
Intesa Sanpaolo SpA 11/14/22 320,000 99 .91 320
327
Intesa Sanpaolo SpA 08/09/23 3,878,000 98 .86 3,834
4,108
Intesa Sanpaolo SpA 11/20/23 870,000 99 .91 869
958
Intesa Sanpaolo SpA 07/16/24 380,000 100 .00 380
380
Irwin Home Equity Loan Trust 02/03/16 159,688 101 .37 162
160
Ivory Coast Government International Bond 01/24/24 500,000 98 .91 494
486
J.G. Wentworth XLII LLC 01/02/24 52,426 87 .68 46
48
J.G. Wentworth XXXIX LLC 01/02/24 125,288 88 .80 111
114
Jane Street Group / JSG Finance, Inc. 04/17/24 380,000 100 .00 380
394
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 01/05/24 328,000 106 .42 349
362
JDE Peet's NV 03/06/24 4,524,000 91 .29 4,130
4,148
Jersey Central Power & Light Co. 08/08/23 1,828,000 98 .19 1,795
1,807

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Jordan Government International Bond 01/24/23 760,000 97 .54 741
747
JPMorgan Mortgage Trust 06/05/20 85,345 102 .76 88
77
JPMorgan Mortgage Trust 06/05/20 138,108 103 .32 143
127
JPMorgan Mortgage Trust 03/30/21 462,859 101 .96 472
409
JPMorgan Mortgage Trust 04/26/21 12,945,369 101 .76 13,173
11,863
JPMorgan Mortgage Trust 01/26/22 9,857,896 99 .15 9,774
8,576
JPMorgan Mortgage Trust 04/27/22 4,584,219 95 .80 4,392
4,073
JPMorgan Mortgage Trust 03/10/23 5,880,692 88 .45 5,202
5,190
JPMorgan Mortgage Trust 04/20/23 2,527,037 88 .36 2,233
2,217
JPMorgan Mortgage Trust 09/27/23 3,939,621 100 .02 3,941
3,972
JPMorgan Mortgage Trust 02/27/24 1,881,803 100 .00 1,882
1,892
JPMorgan Wealth Management 07/30/20 1,373,536 103 .36 1,420
1,194
Juniper Valley Park CLO, Ltd. 06/28/24 8,740,000 100 .00 8,740
8,743
Kubota Credit Owner Trust 02/14/24 4,560,000 99 .98 4,559
4,627
Kubota Credit Owner Trust 06/18/24 1,750,000 99 .99 1,750
1,773
Lamar Funding, Ltd. 08/24/23 510,000 98 .11 500
502
Level 3 Financing, Inc. 03/31/23 172,000 96 .21 165
176
Liberty Mutual Group, Inc. 05/03/22 218,000 127 .93 279
234
Lithia Motors, Inc. 06/04/21 120,000 102 .07 122
109
Ludgate Funding PLC 01/25/24 GBP 106,727 123 .40 132
134
Lunar Structured Aircraft Portfolio Notes 12/11/23 339,734 86 .62 294
306
Macquarie Bank, Ltd. 02/06/24 2,116,000 93 .44 1,977
2,001
Madison Park Funding XVII, Ltd. 06/20/24 4,553,526 100 .13 4,559
4,554
Madison Park Funding XXIV, Ltd. 05/14/24 330,000 100 .00 330
330
Magnetite XXIX, Ltd. 10/19/23 400,000 98 .33 393
400
Marks & Spencer PLC 09/25/19 58,000 112 .21 65
63
Massachusetts Mutual Life Insurance Co. 04/09/21 120,000 100 .34 120
85
Mattel, Inc. 08/08/23 4,116,000 95 .63 3,936
3,983
Medline Borrower, LP 03/20/24 350,000 100 .00 350
357
Melco Resorts Finance, Ltd. 11/09/23 620,000 97 .08 602
558
Melco Resorts Finance, Ltd. 04/09/24 300,000 100 .05 300
299
Mexico Generadora de Energia S de rl 04/04/23 1,722,584 97 .05 1,672
1,696
MF1 LLC 01/30/24 6,314,000 99 .76 6,299
6,286
MF1 LLC 02/13/24 2,217,813 100 .24 2,223
2,217
MHC Commercial Mortgage Trust 04/06/21 12,545,401 99 .31 12,458
12,436
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 12/01/23 144,000 99 .51 143
145
MISC Capital Two Labuan, Ltd. 02/06/24 3,603,000 96 .24 3,468
3,496
MMAF Equipment Finance LLC 01/17/24 3,160,000 99 .99 3,160
3,199
MMAF Equipment Finance LLC 07/08/24 1,960,000 96 .30 1,888
1,892
Mondelez International, Inc. 11/05/21 358,000 99 .37 356
332
Monongahela Power Co. 09/12/23 590,000 99 .83 589
613
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0 .25 89
89
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 0 .93 539
539
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98 .87 5,208
4,136
MVW LLC 09/13/23 185,760 90 .92 169
174
NCL Corp., Ltd. 02/09/24 610,000 99 .16 605
604
Neuberger Berman Loan Advisers CLO 30, Ltd. 01/25/24 340,000 99 .95 340
340
New York Life Global Funding 01/24/23 220,000 99 .84 220
215
New York Life Insurance Co. 04/09/21 150,000 107 .40 161
115
NGPL PipeCo LLC 09/26/19 2,298,000 124 .58 2,863
2,693
Nigeria Government International Bond 11/30/23 350,000 87 .11 305
307
Nippon Life Insurance Co. 04/09/21 360,000 96 .40 347
304
Nissan Motor Acceptance Co. LLC 09/12/23 1,040,000 92 .27 960
965
Nissan Motor Acceptance Corp. 01/31/24 215,000 94 .06 202
203
Nissan Motor Co., Ltd. 01/18/23 490,000 97 .19 476
478
Nomura Resecuritization Trust 10/23/15 661,405 95 .03 628
657
Northwestern Mutual Life Insurance Co. (The) 04/09/21 310,000 101 .56 315
219
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103 .88 291
197

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Norway Government International Bond 02/06/24 NOK 43,000,000 9 .33 4,013
3,989
NRG Energy, Inc. 04/12/21 2,166,000 94 .97 2,019
1,988
NTT Finance Corp. 06/25/24 990,000 99 .86 989
1,006
Nuveen LLC 04/08/24 240,000 99 .87 240
247
Nuveen LLC 04/08/24 210,000 99 .89 210
215
Oaktown Re VI, Ltd. 04/19/21 2,124,012 100 .05 2,125
2,127
Oaktown Re VII, Ltd. 10/15/21 932,770 100 .00 933
933
Oaktown Re, Ltd. 09/28/21 1,024,000 101 .53 1,040
1,039
Oaktown Re, Ltd. 10/15/21 3,798,000 100 .00 3,798
3,885
OCP SA 06/10/21 390,000 99 .54 388
340
OCP SA 07/17/24 300,000 103 .85 312
313
Octagon Investment Partners 30, Ltd. 06/07/24 2,182,520 100 .13 2,185
2,184
Office Properties Income Trust 06/20/24 1,081,000 99 .69 1,078
856
OHA Loan Funding, Ltd. 07/12/24 1,990,000 100 .20 1,994
1,993
Ohio Edison Co. 09/22/22 220,000 99 .82 220
223
Oncor Electric Delivery Co. LLC 06/17/24 460,000 99 .96 460
465
Onslow Bay Financial LLC 09/18/23 427,981 99 .99 428
436
Open Text Corp. 08/08/23 2,092,000 101 .14 2,116
2,171
Optics Bidco SpA 07/01/24 210,000 102 .99 216
215
Optics Bidco SpA 07/01/24 207,000 105 .33 218
222
Optics Bidco SpA 07/01/24 1,147,000 95 .03 1,090
1,084
Optics Bidco SpA 07/01/24 672,000 97 .87 658
659
OZLM Funding II, Ltd. 02/02/24 350,000 100 .00 350
350
Parkmore Point RMBS PLC 02/07/23 GBP 2,580,797 118 .44 3,057
3,333
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 95 .90 48
49
Pennsylvania Electric Co. 08/08/23 1,933,000 99 .57 1,920
1,933
Permian Resources Corp. 01/31/24 310,000 98 .96 307
309
Permian Resources Corp. 07/29/24 180,000 100 .00 180
181
Petroleos del Peru SA 04/26/21 220,000 101 .64 224
141
Petroleos Mexicanos 02/23/21 MXN 68,738,300 4 .88 3,353
3,659
Petroleos Mexicanos 04/02/24 EUR 7,803,000 92 .81 7,242
7,442
PFS Financing Corp. 01/30/24 140,000 100 .00 140
140
PFS Financing Corp. 01/30/24 380,000 100 .00 380
381
PM General Purchaser LLC 11/30/23 350,000 100 .11 350
359
Preston Ridge Partners Mortgage LLC 12/01/20 1,093,034 100 .00 1,093
1,090
Preston Ridge Partners Mortgage LLC 04/28/21 2,292,660 100 .00 2,293
2,286
Preston Ridge Partners Mortgage LLC 02/23/24 7,228,326 100 .00 7,228
7,297
Preston Ridge Partners Mortgage Trust 05/31/23 1,228,681 97 .94 1,203
1,237
PRKCM Trust 02/22/24 367,700 99 .99 368
372
Prosus NV 08/04/22 3,847,000 88 .12 3,390
3,464
Provincia de Buenos Aires 06/28/22 1,148,045 46 .05 529
507
Provincia de Cordoba 04/12/21 210,004 69 .50 146
194
Provincia de Cordoba 04/12/21 500,000 77 .36 387
435
Puma International Financing SA 04/18/24 270,000 100 .00 270
273
Radnor RE, Ltd. 11/05/21 32,621 100 .00 33
33
Radnor RE, Ltd. 11/30/23 1,498,653 101 .46 1,521
1,512
RCKT Mortgage Trust 07/13/23 1,191,372 99 .10 1,181
1,200
RCKT Mortgage Trust 02/15/24 3,372,887 99 .99 3,373
3,384
RCKT Mortgage Trust 03/19/24 4,628,687 99 .99 4,628
4,654
Regatta XV Funding, Ltd. 05/09/24 240,000 100 .00 240
240
Reliance Standard Life Global Funding II 09/12/23 530,000 90 .47 479
487
Renew 01/11/24 842,474 100 .00 842
842
Renew Financial Group LLC 07/31/23 501,566 95 .19 477
497
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 98 .07 588
545
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 75 .28 738
858
RMAC Securities No. 1 PLC 04/15/21 GBP 2,578,230 133 .61 3,445
3,245
RMAC Securities No. 1 PLC 04/15/21 GBP 1,167,588 133 .67 1,561
1,465
RMAC Securities No. 1 PLC 04/15/21 GBP 978,216 134 .57 1,316
1,231

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100 .00 210
198
Rockies Express Pipeline LLC 05/06/20 1,142,000 91 .81 1,048
1,067
Rockies Express Pipeline LLC 03/23/21 560,000 97 .88 548
536
Rockies Express Pipeline LLC 01/03/23 309,000 98 .82 305
303
Rockies Express Pipeline LLC 04/25/24 325,000 91 .63 298
320
Rogers Communications, Inc. 02/02/24 158,000 95 .36 151
153
Romania Government International Bond 04/26/21 EUR 4,312,000 114 .28 4,928
3,105
Romania Government International Bond 07/27/21 EUR 4,020,000 110 .96 4,461
2,924
Romania Government International Bond 02/24/22 EUR 3,866,000 86 .32 3,337
3,434
Romania Government International Bond 03/01/22 EUR 659,000 104 .82 691
611
Romania Government International Bond 06/28/22 EUR 692,000 66 .03 457
507
Romania Government International Bond 09/21/22 EUR 4,163,000 95 .83 3,990
4,437
Romania Government International Bond 12/02/22 EUR 5,029,000 85 .65 4,308
4,524
Romania Government International Bond 07/13/23 EUR 1,251,000 98 .92 1,237
1,138
Romania Government International Bond 09/11/23 EUR 3,640,000 107 .43 3,911
4,105
Romania Government International Bond 02/15/24 EUR 1,784,000 106 .74 1,904
1,903
Romania Government International Bond 02/27/24 EUR 3,192,000 110 .95 3,542
3,537
Romania Government International Bond 07/09/24 EUR 4,383,000 93 .49 4,097
4,124
Royal Caribbean Cruises, Ltd. 02/22/24 170,000 100 .24 170
173
RR Donnelley & Sons Co. 07/30/24 380,000 100 .00 380
385
RWE Finance US LLC 04/11/24 650,000 99 .63 648
669
Saluda Grade Alternative Mortgage Trust 11/17/23 1,430,904 100 .24 1,434
1,480
Saluda Grade Alternative Mortgage Trust 02/07/24 2,205,479 102 .10 2,252
2,256
Saluda Grade Alternative Mortgage Trust 04/05/24 6,800,991 100 .00 6,801
6,919
Sasol Financing USA LLC 04/26/23 540,000 100 .00 540
559
Saudi Arabian Oil Co. 08/08/23 2,394,000 87 .77 2,101
2,111
SCF Equipment Leasing 06/03/24 3,474,000 99 .99 3,474
3,530
Sealed Air Corp. 12/06/23 633,000 105 .06 665
666
Sequoia Mortgage Trust 10/21/16 392,901 102 .51 403
359
Sequoia Mortgage Trust 05/06/21 6,892,977 102 .51 7,066
6,277
Shamrock Residential 11/20/23 EUR 1,646,030 109 .37 1,800
1,782
SK Hynix, Inc. 01/05/24 3,931,000 94 .01 3,695
3,729
Smithfield Foods, Inc. 04/17/24 1,205,000 95 .76 1,154
1,173
Smurfit Kappa Treasury Funding, Ltd. 03/26/24 350,000 99 .89 350
356
Societe Generale SA 02/03/23 2,623,000 93 .31 2,447
2,462
Societe Generale SA 02/06/24 1,618,000 96 .90 1,568
1,569
Sodexo, Inc. 10/12/23 3,844,000 93 .18 3,582
3,618
SoFi Professional Loan Program Trust 01/29/24 91,986 87 .25 80
79
Solventum Corp. 02/23/24 220,000 99 .58 219
216
Solventum Corp. 02/23/24 270,000 99 .78 269
272
Solventum Corp. 02/23/24 420,000 99 .94 420
423
St. Marys Cement, Inc. 03/27/24 740,000 98 .94 732
737
Standard Chartered PLC 11/08/23 950,000 95 .32 906
966
Standard Chartered PLC 04/25/24 2,073,000 93 .30 1,934
1,958
Starwood Property Trust, Inc. 04/24/24 250,000 99 .04 248
247
Suzano Austria GmbH 10/12/23 3,034,000 99 .46 3,018
3,054
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140 .62 1,703
1,544
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97 .52 195
200
Topaz Solar Farms LLC 04/25/24 851,000 99 .45 846
829
TopBuild Corp. 05/08/24 100,000 91 .25 91
92
Towd Point Mortgage Trust 08/17/20 1,789,811 101 .67 1,820
1,721
Towd Point Mortgage Trust 07/21/23 6,052,120 99 .84 6,043
6,112
Towd Point Mortgage Trust 10/19/23 3,280,239 100 .00 3,280
3,346
UBS Group AG 08/08/22 470,000 100 .00 470
505
UBS Group AG 11/09/22 370,000 104 .32 386
456
UBS Group AG 04/25/24 4,308,000 92 .85 4,000
4,055
UniCredit SpA 04/22/20 131,000 104 .42 137
136
UniCredit SpA 01/05/24 1,087,000 92 .66 1,007
1,025

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UniCredit SpA 05/02/24 388,000 97 .17 377
385
United Airlines, Inc. 04/14/21 70,000 100 .00 70
66
United Airlines, Inc. 07/15/24 700,000 98 .87 692
682
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 4,320,000 127 .07 5,490
5,631
Var Energi ASA 12/05/23 3,711,000 104 .14 3,865
3,935
Verdelite Static CLO, Ltd. 06/21/24 260,000 100 .00 260
260
VICI Properties, Inc. 07/06/22 2,771,000 98 .25 2,722
2,790
Vistra Operations Co. LLC 04/09/24 370,000 99 .88 370
379
Vistra Operations Co. LLC 04/17/24 3,876,000 94 .90 3,678
3,744
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103 .26 434
329
WEA Finance LLC / Westfield UK & Europe Finance PLC 07/07/22 1,195,000 99 .85 1,193
1,191
Wells Fargo Commercial Mortgage Trust 11/15/22 2,858,074 97 .28 2,780
2,830
Wipro IT Services LLC 08/08/23 2,039,000 93 .16 1,900
1,916
Wynn Macau, Ltd. 01/09/23 580,000 99 .59 578
578
Wynn Macau, Ltd. 07/16/24 660,000 98 .30 649
649
Yara International ASA 02/06/24 3,094,000 97 .75 3,024
3,018
Yara International ASA 07/15/24 1,450,000 98 .03 1,421
1,428
ZF NA Capital, Inc. 08/07/23 1,679,000 98 .51 1,651
1,660
ZF NA Capital, Inc. 04/16/24 280,000 100 .00 280 285
631,041
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 158 CAD 19,425 09/24
438
Long Gilt Futures 476 GBP 47,229 09/24
1,489
United States 2 Year Treasury Note Futures 4,822 USD 990,281 09/24
7,728
United States 5 Year Treasury Note Futures 1,673 USD 180,501 09/24
3,043
United States 10 Year Treasury Note Futures 2,264 USD 253,144 09/24
6,223
United States 10 Year Treasury Ultra Bond Futures 2,239 USD 258,780 09/24
7,643
United States Treasury Long Bond Futures 1,617 USD 195,303 09/24
5,254
United States Treasury Ultra Bond Futures 898 USD 114,916 09/24 3,416
Short Positions
Euro-Bobl Futures 81 EUR 9,518 09/24
(183)
Euro-Bund Futures 622 EUR 83,180 09/24
(1,947)
Euro-Buxl Futures 19 EUR 2,560 09/24
(130)
Euro-OAT Futures 121 EUR 15,230 09/24
(181)
Euro-Schatz Futures 34 EUR 3,607 09/24
(31)
Japanese 10 Year Government Bond Futures 125 JPY 17,840,000 09/24
216
Long Gilt Futures 20 GBP 1,985 09/24
(66)
Three Month SOFR Futures 835 USD 199,137 03/25
(30)
United States 2 Year Treasury Note Futures 574 USD 117,881 09/24
(956)
United States 5 Year Treasury Note Futures 664 USD 71,639 09/24
(1,241)
United States 10 Year Treasury Note Futures 712 USD 79,611 09/24
(2,272)
United States 10 Year Treasury Ultra Bond Futures 858 USD 99,167 09/24
(2,379)
United States Treasury Ultra Bond Futures 165 USD 21,115 09/24 (658)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 25,376

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 10,503 NOK 112,335 08/08/24 (207)
Bank of America USD 10,426 NZD 17,675 08/08/24 93
Bank of America EUR 380 USD 413 10/18/24 1
Bank of New York USD 7,992 EUR 7,427 08/08/24 49
Barclays USD 2,187 TRY 85,479 11/12/24 125
BNP Paribas USD 4,380 TRY 172,576 11/08/24 308
Citigroup USD 8,928 BRL 46,495 08/02/24 (709)
Citigroup USD 4,130 AUD 6,283 10/17/24 (14)
Citigroup USD 400 BRL 2,267 08/02/24 —
Citigroup USD 554 BRL 3,096 08/02/24 (6)
Citigroup USD 710 BRL 4,019 08/02/24 1
Citigroup USD 1,160 BRL 6,295 08/02/24 (47)
Citigroup USD 8,760 BRL 49,600 08/02/24 9
Citigroup USD 8,705 BRL 49,600 11/04/24 (25)
Citigroup USD 495 CAD 673 10/17/24 (7)
Citigroup USD 121 CLP 114,507 10/17/24 1
Citigroup USD 121 CLP 114,411 10/17/24 1
Citigroup USD 238 CLP 225,643 10/17/24 1
Citigroup USD 971 CLP 921,710 10/17/24 7
Citigroup USD 1,530 CLP 1,448,160 10/17/24 7
Citigroup USD 448 EUR 411 10/17/24 (1)
Citigroup USD 493 EUR 450 10/17/24 (5)
Citigroup USD 7,594 EUR 7,000 10/17/24 9
Citigroup USD 11,658 EUR 10,700 10/17/24 (37)
Citigroup USD 5,972 GBP 4,600 08/12/24 (58)
Citigroup USD 512 GBP 400 10/17/24 2
Citigroup USD 775 GBP 600 10/17/24 (3)
Citigroup USD 2,098 IDR 34,353,228 10/17/24 12
Citigroup USD 606 JPY 96,546 10/17/24 45
Citigroup USD 7,600 JPY 1,210,080 10/17/24 567
Citigroup USD 518 JPY 82,016 10/18/24 36
Citigroup USD 252 MXN 4,541 10/17/24 (12)
Citigroup USD 6,524 MXN 119,719 10/17/24 (174)
Citigroup USD 11,772 MXN 211,889 10/17/24 (534)
Citigroup USD 495 NZD 830 10/17/24 (1)
Citigroup USD 1,909 THB 67,594 10/17/24 (1)
Citigroup USD 2,231 THB 79,088 10/17/24 1
Citigroup USD 1,578 TRY 58,758 11/12/24 11
Citigroup USD 1,024 ZAR 19,091 10/17/24 18
Citigroup AUD 115 USD 76 10/17/24 1
Citigroup BRL 2,267 USD 411 08/02/24 11
Citigroup BRL 3,096 USD 547 08/02/24 (1)
Citigroup BRL 4,019 USD 732 08/02/24 21
Citigroup BRL 6,295 USD 1,112 08/02/24 (1)
Citigroup BRL 46,495 USD 8,212 08/02/24 (9)
Citigroup BRL 49,600 USD 8,794 08/02/24 25
Citigroup CLP 2,832,067 USD 3,100 10/17/24 95

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup COP 945,748 USD 230 10/17/24 (1)
Citigroup COP 4,112,777 USD 1,023 10/17/24 19
Citigroup COP 4,171,769 USD 1,039 10/17/24 20
Citigroup COP 4,180,098 USD 1,039 10/17/24 18
Citigroup EUR 1,905 NOK 22,752 10/17/24 39
Citigroup EUR 250 USD 272 10/17/24 1
Citigroup EUR 440 USD 478 10/17/24 1
Citigroup EUR 461 USD 501 10/17/24 —
Citigroup EUR 600 USD 652 10/17/24 1
Citigroup EUR 2,100 USD 2,283 10/17/24 2
Citigroup EUR 67,515 USD 73,391 10/17/24 62
Citigroup GBP 183 USD 236 08/12/24 —
Citigroup GBP 192 USD 249 10/17/24 3
Citigroup GBP 998 USD 1,278 10/17/24 (5)
Citigroup IDR 5,473,106 USD 335 10/17/24 (1)
Citigroup IDR 6,409,029 USD 391 10/17/24 (2)
Citigroup IDR 11,280,863 USD 692 10/17/24 (1)
Citigroup IDR 11,291,862 USD 692 10/17/24 (2)
Citigroup JPY 45,709 USD 299 10/17/24 (9)
Citigroup JPY 260,000 USD 1,640 10/17/24 (115)
Citigroup JPY 1,165,909 USD 7,357 10/17/24 (513)
Citigroup JPY 1,306,626 USD 8,230 10/17/24 (591)
Citigroup MXN 16,930 USD 938 10/17/24 40
Citigroup MXN 20,407 USD 1,132 10/17/24 50
Citigroup MXN 29,192 USD 1,616 10/17/24 68
Citigroup MXN 63,055 USD 3,483 10/17/24 138
Citigroup MXN 83,330 USD 4,630 10/17/24 210
Citigroup MXN 176,310 USD 9,582 10/17/24 230
Citigroup MXN 259,612 USD 14,148 10/17/24 378
Citigroup MXN 278,400 USD 15,227 10/17/24 460
Citigroup MXN 318,171 USD 17,384 10/17/24 507
Citigroup NOK 42,694 USD 4,051 10/17/24 132
Citigroup NZD 907 USD 556 10/17/24 16
Citigroup THB 16,705 USD 467 10/17/24 (5)
Citigroup THB 40,442 USD 1,130 10/17/24 (11)
Citigroup THB 91,065 USD 2,543 10/17/24 (27)
Citigroup TRY 38,115 USD 1,025 11/12/24 (5)
Citigroup TRY 68,428 USD 1,841 11/12/24 (9)
Citigroup ZAR 3,847 USD 210 10/17/24 —
Citigroup ZAR 19,951 USD 1,070 10/17/24 (19)
Citigroup ZAR 124,349 USD 6,756 10/17/24 (32)
Goldman Sachs USD 1,878 BRL 10,636 08/02/24 2
Goldman Sachs USD 1,945 BRL 10,636 08/02/24 (64)
Goldman Sachs USD 1,880 BRL 10,636 09/04/24 (6)
Goldman Sachs USD 1 GBP 1 10/18/24 —
Goldman Sachs BRL 10,636 USD 1,878 08/02/24 (2)
Goldman Sachs BRL 10,636 USD 1,886 08/02/24 6

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 11,482 GBP 9,060 08/08/24 165
HSBC AUD 16,188 USD 10,588 08/08/24 1
JPMorgan Chase USD 467 MXN 8,527 10/18/24 (15)
JPMorgan Chase CHF 7,109 USD 7,891 08/08/24 (211)
JPMorgan Chase JPY 846,220 USD 5,267 08/08/24 (387)
Morgan Stanley IDR 4,744,423 USD 291 10/18/24 —
Royal Bank of Canada GBP 21,376 USD 27,369 08/12/24 (113)
Royal Bank of Canada SEK 55,715 USD 5,255 08/08/24 51
State Street USD 188 CHF 166 08/08/24 2
State Street USD 3,415 EUR 3,159 08/08/24 5
State Street USD 4,260 GBP 3,320 08/08/24 9
State Street USD 2,060 GBP 1,600 08/12/24 (3)
State Street USD 4,600 JPY 710,489 08/08/24 147
State Street USD 426 NOK 4,676 08/08/24 2
State Street EUR 1,763 USD 1,907 08/12/24 (2)
State Street SEK 1,613 USD 150 08/08/24 (1)
UBS CHF 7,109 USD 7,891 08/08/24 (211)
Westpac NZD 8,671 USD 5,258 08/08/24 98
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 125
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup JPY 9,800,000 TONAR
(4)
0.290%
(4)
03/18/26
— 199 199
Citigroup USD 24,000 4.884%
(4)
SOFR
(4)
04/19/26
— 216 216
Citigroup USD 46,600 4.667%
(4)
SOFR
(4)
06/07/26
— 348 348
Citigroup BRL 20,682 10.030%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (156) (156)
Citigroup BRL 21,120 11.160%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (54) (54)
Citigroup BRL 24,441 10.200%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (163) (163)
Citigroup BRL 35,648 10.730%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (151) (151)
Citigroup BRL 38,100 11.110%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (105) (105)
Citigroup BRL 42,880 11.240%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (96) (96)
Citigroup BRL 43,500 11.870%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— 12 12
Citigroup BRL 48,352 10.710%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (210) (210)
Citigroup BRL 50,877 9.810%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (437) (437)
Citigroup SEK 100,000 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (719) (719)
Citigroup NOK 102,400 4.290%
(3)
6 Month NIBOR
(4)
10/19/28
— 373 373
Citigroup NOK 20,300 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— (8) (8)
Citigroup SEK 15,000 3 Month STIBOR
(4)
2.620%
(2)
07/12/29
— (20) (20)
Citigroup NOK 27,774 3.930%
(3)
3 Month NIBOR
(4)
07/15/29
— 24 24

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup SEK 48,800 3 Month STIBOR
(4)
2.630%
(2)
02/08/34
— (119) (119)
Citigroup CAD 10,600 CORRA
(3)
3.498%
(3)
03/26/34
— (224) (224)
Citigroup HUF 1,545,900 6.460%
(3)
6 Month BUBOR
(4)
06/19/34
— 192 192
Citigroup CAD 8,000 CORRA
(3)
3.416%
(3)
03/26/54 — (257) (257)
Total Open Interest Rate Swap Contracts (å) — (1,355) (1,355)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 80,582 $ —
$ —
$ 80,582
Corporate Bonds and Notes — 500,959 —
—
500,959
International Debt — 322,999 —
—
322,999
Loan Agreements — 2,833 —
—
2,833
Mortgage-Backed Securities — 539,399 —
—
539,399
Municipal Bonds — 1,608 —
—
1,608
Non-US Bonds — 140,810 —
—
140,810
United States Government Treasuries — 93,284 —
—
93,284
Common Stocks 325 — —
—
325
Preferred Stocks 659 — — — 659
Short-Term Investments — 274,810 — 256,895 531,705
Other Securities — — — 2,773 2,773
Total Investments
984 1,957,284 — 259,668 2,217,936
Other Financial Instruments
Assets
Futures Contracts 35,4 50 — — — 35,4 50
Foreign Currency Exchange Contracts — 4,3 40 — — 4,3 40
Interest Rate Swap Contracts — 1,364 — — 1,364
Liabilities
Futures Contracts (10,07 4 ) — — — (10,07 4 )
Foreign Currency Exchange Contracts — (4,21 5 ) — — (4,21 5 )
Interest Rate Swap Contracts — (2,719) — — (2,719)
Total Other Financial Instruments
*
$ 25,376 $ (1,230) $ — $ — $ 24,146

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
8,133
Argentina ............................................................................................
1,210
Australia .............................................................................................
2,416
Belgium ..............................................................................................
538
Benin ..................................................................................................
186
Bermuda .............................................................................................
31,685
Brazil ..................................................................................................
9,200
Canada ................................................................................................
56,620
Cayman Islands ..................................................................................
29,799
Chile ...................................................................................................
15,177
China ..................................................................................................
3,831
Colombia ............................................................................................
4,747
Denmark .............................................................................................
2,071
Egypt ..................................................................................................
443
Finland ...............................................................................................
3,901
France .................................................................................................
26,741
Germany .............................................................................................
13,261
Greece ................................................................................................
2,988
Hong Kong .........................................................................................
856
India ...................................................................................................
1,916
Indonesia ............................................................................................
635
Ireland ................................................................................................
6,520
Israel ...................................................................................................
2,152
Italy ....................................................................................................
19,138
Ivory Coast .........................................................................................
486
Japan ..................................................................................................
10,335
Jersey ..................................................................................................
14,635
Jordan .................................................................................................
747
Macao .................................................................................................
2,637
Malaysia .............................................................................................
3,496
Mexico ...............................................................................................
64,068
Morocco .............................................................................................
653
Netherlands ........................................................................................
9,902
Nigeria ................................................................................................
3,870
Norway ...............................................................................................
7,924
Oman ..................................................................................................
502
Panama ...............................................................................................
1,984
Peru ....................................................................................................
1,554
Poland ................................................................................................
433
Romania .............................................................................................
34,350
Saudi Arabia .......................................................................................
2,433
Singapore ...........................................................................................
273
South Africa .......................................................................................
7,724

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
South Korea .......................................................................................
10,352
Spain ..................................................................................................
6,294
Switzerland ........................................................................................
5,332
Taiwan ................................................................................................
295
Turkey ................................................................................................
2,430
United Arab Emirates .........................................................................
280
United Kingdom .................................................................................
46,807
United States ......................................................................................
1,733,976
Total Investments ............................................................................... 2,217,936
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 228,628 $ 1,563,596 $ 1,535,344 $ (8) $ 23 $ 256,895 $ 10,674 $ —
U.S. Cash Collateral Fund 2,543 34,329 34,099 — — 2,773 176 —
$ 231,171 $ 1,597,925 $ 1,569,443 $ (8) $ 23 $ 259,668 $ 10,850 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.4%
Asset-Backed Securities - 3.7%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 346 343
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 1,660 1,662
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,205 1,207
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,620 1,646
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 17 16
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,114
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 714 718
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 845 858
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 458
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,900 1,937
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,011 2,030
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,269
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 830 841
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,075 3,073
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 6,018 6,025
Series 2024-FL14 Class A
7.078% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,093
MMAF Equipment Finance LLC
Series 2020-BA Class A4
0.660% due 11/15/27 (Þ) 1,290 1,245
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,500 1,519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,826 1,722
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,654 1,660
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,082 1,107
SCF Equipment Leasing
Series 2024-1A Class A3
5.520% due 01/20/32 (Þ) 1,617 1,643
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 2,697 2,701
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 378 364
39,251
Corporate Bonds and Notes - 27.6%
AbbVie, Inc.
5.050% due 03/15/34 805 820
5.400% due 03/15/54 450 456
Series WI
4.550% due 03/15/35 425 414
AEP Texas, Inc.
5.450% due 05/15/29 1,465 1,497
Series WI
3.950% due 06/01/28 347 335
Aetna, Inc.
6.750% due 12/15/37 1,240 1,367
3.875% due 08/15/47 180 135
AGCO Corp.
5.800% due 03/21/34 995 1,013
Air Lease Corp.
5.850% due 12/15/27 1,270 1,303
3.000% due 02/01/30 860 780
Aircastle, Ltd.
4.250% due 06/15/26 386 379
5.750% due 10/01/31 (Þ) 760 765
Alleghany Corp.
3.250% due 08/15/51 460 319
Ally Financial, Inc.
6.184% due 07/26/35 (SOFR +
2.290%)(Ê) 1,710 1,718
Altria Group, Inc.
3.400% due 02/04/41 397 296
Amcor PLC
Series WI
3.625% due 04/28/26 222 217
Ameren Corp.
1.750% due 03/15/28 586 528
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,683 1,601
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,094

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 03/01/33 1,500 1,539
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 542 535
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,790 5,890
Amgen, Inc.
5.250% due 03/02/30 610 626
3.150% due 02/21/40 1,200 920
5.650% due 03/02/53 1,260 1,270
Aon NA, Inc.
5.750% due 03/01/54 1,140 1,150
Apollo Global Management, Inc.
6.375% due 11/15/33 292 316
Apollo Management Holdings, LP
4.400% due 05/27/26 (Þ) 810 801
Apple, Inc.
0.700% due 02/08/26 780 737
Ares Capital Corp.
3.875% due 01/15/26 281 274
Arizona Public Service Co.
5.550% due 08/01/33 915 932
5.700% due 08/15/34 1,045 1,073
AT&T, Inc.
4.300% due 02/15/30 865 846
6.800% due 05/15/36 525 590
3.500% due 06/01/41 1,190 936
4.750% due 05/15/46 61 54
Series WI
8.750% due 11/15/31 415 494
4.900% due 08/15/37 780 747
3.500% due 09/15/53 695 486
3.550% due 09/15/55 2,090 1,449
Athene Global Funding
5.684% due 02/23/26 (Þ) 930 937
2.950% due 11/12/26 (Þ) 1,900 1,811
Athene Holding, Ltd.
4.125% due 01/12/28 2,075 2,026
Avnet, Inc.
6.250% due 03/15/28 494 513
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 153 143
Bank of America Corp.
3.366% due 01/23/26 (CME Term
SOFR 3 Month + 1.072%)(Ê) 2,850 2,821
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,480 1,429
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,875 1,893
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,953
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 890 685
Series MTN
3.093% due 10/01/25 (CME Term
SOFR 3 Month + 1.352%)(Ê) 1,070 1,065
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 335
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 198 185
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 157 155
Series WI
1.570% due 01/15/26 214 203
Blue Owl Capital Corp.
3.400% due 07/15/26 112 107
2.625% due 01/15/27 102 95
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,617
3.200% due 03/01/29 910 826
6.298% due 05/01/29 (Þ) 1,610 1,665
6.528% due 05/01/34 (Þ) 1,475 1,548
5.705% due 05/01/40 615 586
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,200 1,209
Broadcom, Inc.
5.150% due 11/15/31 1,400 1,418
3.419% due 04/15/33 (Þ) 1,110 980
4.926% due 05/15/37 (Þ) 508 490
3.500% due 02/15/41 (Þ) 396 312
Series WI
4.150% due 11/15/30 616 593
Brooklyn Union Gas Co. (The)
6.415% due 07/18/54 (Þ) 1,145 1,173
Brunswick Corp.
5.100% due 04/01/52 42 34
Bunge, Ltd. Finance Corp.
3.750% due 09/25/27 543 526
Burlington Northern Santa Fe LLC
5.500% due 03/15/55 760 780
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 593
Capital One Financial Corp.
7.149% due 10/29/27 (SOFR +
2.440%)(Ê) 225 235
Carlisle Cos., Inc.
3.750% due 12/01/27 410 396
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 356
Celanese US Holdings LLC
6.700% due 11/15/33 925 995
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.100% due 06/01/29 795 813
3.900% due 06/01/52 2,025 1,313
Series WI
4.200% due 03/15/28 375 361
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 296
3.700% due 11/15/29 1,177 1,114
2.742% due 12/31/39 695 567

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 310
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 569
Citadel, LP
4.875% due 01/15/27 (Þ) 625 618
Citigroup, Inc.
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 1,048
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,250
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 428 410
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 2,185 2,209
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,005 2,564
8.125% due 07/15/39 450 577
CNO Financial Group, Inc.
6.450% due 06/15/34 405 415
Colgate-Palmolive Co.
4.000% due 08/15/45 195 169
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 113
Comcast Corp.
6.450% due 03/15/37 835 928
5.350% due 05/15/53 1,600 1,566
5.650% due 06/01/54 570 581
Series WI
3.999% due 11/01/49 265 212
Comerica, Inc.
3.800% due 07/22/26 215 208
Conagra Brands, Inc.
1.375% due 11/01/27 334 299
ConocoPhillips Co.
5.550% due 03/15/54 960 967
Consolidated Edison Co., Inc.
5.700% due 05/15/54 558 573
4.625% due 12/01/54 463 403
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,260
3.500% due 05/09/27 556 537
Consumers Energy Co.
2.650% due 08/15/52 740 468
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 452
CVS Health Corp.
4.780% due 03/25/38 625 574
5.050% due 03/25/48 3,169 2,795
6.050% due 06/01/54 610 613
Darden Restaurants, Inc.
4.550% due 02/15/48 202 167
DCP Midstream Operating, LP
5.600% due 04/01/44 80 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 518 513
Devon Energy Corp.
7.875% due 09/30/31 560 647
Diamondback Energy, Inc.
6.250% due 03/15/33 1,385 1,479
4.250% due 03/15/52 740 590
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 167
DTE Energy Co.
4.950% due 07/01/27 895 898
4.875% due 06/01/28 526 526
5.850% due 06/01/34 1,450 1,509
Duke Energy Corp.
4.850% due 01/05/29 1,345 1,350
5.000% due 08/15/52 288 258
5.800% due 06/15/54 1,110 1,110
Duke Energy Florida LLC
5.875% due 11/15/33 1,060 1,131
East Ohio Gas Co. (The)
3.000% due 06/15/50 (Þ) 445 282
Elevance Health, Inc.
5.375% due 06/15/34 1,025 1,052
Enable Midstream Partners, LP
4.950% due 05/15/28 408 409
Enbridge Energy Partners, LP
5.500% due 09/15/40 128 126
Energy Transfer Operating, LP
4.200% due 04/15/27 132 130
5.950% due 05/15/54 1,205 1,190
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,176
5.250% due 04/15/29 1,560 1,583
3.750% due 05/15/30 1,365 1,286
6.550% due 12/01/33 680 734
Entergy Corp.
5.750% due 06/01/54 830 850
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 539 520
EPR Properties Co.
4.750% due 12/15/26 413 406
4.500% due 06/01/27 152 148
Essent Group, Ltd.
6.250% due 07/01/29 680 694
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 377
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,162
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 256
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 244
Ferguson Finance PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 04/20/27 (Þ) 545 535
Fifth Third Bancorp
8.250% due 03/01/38 434 533
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,398
Ford Motor Credit Co. LLC
6.050% due 03/05/31 1,750 1,775
Fox Corp.
Series WI
5.576% due 01/25/49 275 260
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 304
FS KKR Capital Corp.
3.400% due 01/15/26 255 245
2.625% due 01/15/27 218 200
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,035
General Motors Co.
6.600% due 04/01/36 380 406
5.200% due 04/01/45 87 78
General Motors Financial Co., Inc.
5.750% due 02/08/31 1,175 1,202
5.950% due 04/04/34 1,345 1,371
Georgia Power Co.
5.250% due 03/15/34 1,255 1,282
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 502 501
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 326
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 2,170 2,161
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 1,165 1,171
6.345% due 02/15/34 1,220 1,287
6.450% due 05/01/36 585 642
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 5,310 4,465
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 310
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 488 504
Hasbro, Inc.
3.550% due 11/19/26 564 545
HCA, Inc.
4.500% due 02/15/27 670 662
5.200% due 06/01/28 236 238
3.500% due 09/01/30 1,120 1,033
5.600% due 04/01/34 1,390 1,413
5.500% due 06/15/47 1,320 1,260
5.250% due 06/15/49 615 561
Series WI
3.125% due 03/15/27 317 304
Health Care Service Corp. A Mutual
Legal Reserve Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 06/15/54 (Þ) 550 554
Hercules Capital, Inc.
2.625% due 09/16/26 324 302
3.375% due 01/20/27 227 213
Hess Corp.
6.000% due 01/15/40 1,280 1,352
5.600% due 02/15/41 315 320
5.800% due 04/01/47 440 457
Hexcel Corp.
3.950% due 02/15/27 379 369
HF Sinclair Corp.
5.000% due 02/01/28 (Þ) 1,195 1,177
Series WI
5.875% due 04/01/26 1,095 1,103
Home Depot, Inc. (The)
4.950% due 06/25/34 1,300 1,313
5.875% due 12/16/36 132 144
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,667
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 535 511
Hyundai Capital America
5.400% due 01/08/31 (Þ) 805 817
IBM International Capital Pte, Ltd.
5.300% due 02/05/54 890 856
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 399
Intercontinental Exchange, Inc.
5.250% due 06/15/31 1,010 1,033
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 595 540
International Paper Co.
6.000% due 11/15/41 136 142
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 434
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 166
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
5.125% due 02/01/28 529 528
6.500% due 12/01/52 1,575 1,590
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 244 241
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,733 1,640
Series 2019
2.750% due 05/15/32 2,174 1,903
John Deere Capital Corp.
5.100% due 04/11/34 1,145 1,170
JPMorgan Chase & Co.
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,831
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 885 839

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 542 512
8.750% due 09/01/30 405 485
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 2,045 2,214
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 752
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 1,230 1,289
5.294% due 07/22/35 (SOFR +
1.460%)(Ê) 520 527
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,443
Kellogg Co.
Series B
7.450% due 04/01/31 238 270
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 712
KeyCorp
2.250% due 04/06/27 348 322
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 190
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 817
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 208 175
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 887
Las Vegas Sands Corp.
3.500% due 08/18/26 553 533
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Š)(Æ)(Ø) 1,450 —
Main Street Capital Corp.
3.000% due 07/14/26 358 339
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 483 479
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 1,082
MasTec, Inc.
4.500% due 08/15/28 (Þ) 112 108
5.900% due 06/15/29 575 586
Mattel, Inc.
3.375% due 04/01/26 (Þ) 551 533
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 133
Merck & Co., Inc.
2.750% due 12/10/51 515 332
Mercury General Corp.
4.400% due 03/15/27 2,362 2,305
Meta Platforms, Inc.
Series WI
4.450% due 08/15/52 1,195 1,048
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 975 941
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 02/15/34 (Þ) 795 826
Morgan Stanley
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 231 218
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,397
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,733
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,925 1,959
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 1,220 1,275
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 179
MPLX, LP
4.500% due 04/15/38 190 171
Nasdaq, Inc.
5.550% due 02/15/34 1,085 1,114
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 445 578
New York Life Global Funding
4.900% due 06/13/28 (Þ) 970 979
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 149
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 407 388
Newmont Corp.
5.350% due 03/15/34 (Þ) 965 988
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 1,190 1,198
5.250% due 03/15/34 835 842
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 189
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 362 337
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 348
NiSource, Inc.
5.350% due 04/01/34 1,365 1,375
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 258 243
NMI Holdings, Inc.
6.000% due 08/15/29 940 947
Northrop Grumman Corp.
4.900% due 06/01/34 1,000 997
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 512
Nuveen LLC
5.550% due 01/15/30 (Þ) 795 815
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 521
Occidental Petroleum Corp.
7.875% due 09/15/31 291 333
5.550% due 10/01/34 820 824
6.050% due 10/01/54 300 302
OGE Energy Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 05/15/29 735 753
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 610
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 552 541
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54 (Þ) 980 992
Oracle Corp.
2.950% due 04/01/30 270 245
3.900% due 05/15/35 200 178
3.800% due 11/15/37 160 136
3.600% due 04/01/40 2,096 1,659
6.900% due 11/09/52 1,875 2,151
4.375% due 05/15/55 380 306
Owens Corning Co.
4.400% due 01/30/48 344 285
Owl Rock Capital Corp.
4.250% due 01/15/26 294 288
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 300
2.100% due 08/01/27 1,325 1,216
6.100% due 01/15/29 230 239
2.500% due 02/01/31 635 538
6.400% due 06/15/33 1,075 1,137
5.800% due 05/15/34 1,670 1,703
4.200% due 06/01/41 360 289
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 201
PacifiCorp
2.900% due 06/15/52 1,145 698
Paramount Global
5.900% due 10/15/40 380 321
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 404
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 164
Pfizer, Inc.
5.300% due 05/19/53 1,095 1,081
Philip Morris International, Inc.
4.375% due 11/15/41 635 552
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 243
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,095 1,121
Potomac Electric Power Co.
5.500% due 03/15/54 1,065 1,072
Prospect Capital Corp.
3.706% due 01/22/26 (Ñ) 391 376
3.364% due 11/15/26 192 179
Public Service Co. of Colorado
5.750% due 05/15/54 1,040 1,060
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radian Group, Inc.
4.875% due 03/15/27 510 504
6.200% due 05/15/29 895 924
Raytheon Technologies Corp.
4.450% due 11/16/38 175 160
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 346
Royalty Pharma PLC
5.400% due 09/02/34 435 435
5.900% due 09/02/54 1,060 1,055
Series WI
1.200% due 09/02/25 1,740 1,666
RPM International, Inc.
3.750% due 03/15/27 336 326
RTX Corp.
6.100% due 03/15/34 1,210 1,304
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 2,095 2,101
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,725
Series WI
5.125% due 08/15/26 437 435
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 236
Sempra Energy
3.250% due 06/15/27 526 504
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 73
Simon Property Group, LP
2.450% due 09/13/29 1,225 1,100
6.250% due 01/15/34 495 534
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 275
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 182 177
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 340
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 153 149
Sprint Capital Corp.
8.750% due 03/15/32 1,670 2,031
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,190 2,190
Starbucks Corp.
4.300% due 06/15/45 314 265
Synchrony Financial
5.625% due 08/23/27 362 363

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.935% due 08/02/30 (SOFR +
2.130%)(Ê) 1,215 1,222
Series BKNT
5.400% due 08/22/25 1,690 1,686
System Energy Resources, Inc.
6.000% due 04/15/28 155 160
Teledyne Technologies, Inc.
2.250% due 04/01/28 576 527
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,090
8.375% due 06/15/32 515 603
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 171
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 308 308
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 820
Time Warner Cable LLC
6.550% due 05/01/37 2,508 2,458
7.300% due 07/01/38 380 396
6.750% due 06/15/39 370 366
T-Mobile USA, Inc.
3.500% due 04/15/31 696 637
Series WI
3.750% due 04/15/27 283 276
2.050% due 02/15/28 289 264
4.500% due 04/15/50 1,920 1,643
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 542 531
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 98 100
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 996
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 1,160 1,186
Tyson Foods, Inc.
3.550% due 06/02/27 431 416
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,695 1,730
Series AA
4.150% due 08/25/31 618 589
2.700% due 05/01/32 674 589
5.450% due 02/15/37 165 168
UnitedHealth Group, Inc.
5.875% due 02/15/53 920 974
5.375% due 04/15/54 650 645
5.625% due 07/15/54 675 692
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 518 514
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 841
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 895 919
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.355% due 03/15/32 1,990 1,665
ViacomCBS, Inc.
6.875% due 04/30/36 665 649
4.600% due 01/15/45 235 163
VICI Properties, Inc.
5.625% due 05/15/52 376 346
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 09/01/26 (Þ) 276 271
Virginia Electric & Power Co.
5.000% due 04/01/33 1,246 1,243
5.000% due 01/15/34 840 838
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 553 534
Vontier Corp.
Series WI
1.800% due 04/01/26 870 821
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 270
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,204
5.141% due 03/15/52 980 729
Wells Fargo & Co.
6.063% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,499
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 1,998
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,254
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 578 540
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 1,040 1,063
5.950% due 12/15/36 100 103
Xcel Energy, Inc.
4.000% due 06/15/28 552 536
Zions Bancorp NA
3.250% due 10/29/29 381 328
295,265
International Debt - 10.6%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 510
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 1,055 976
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 785 794
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 146 129
Algonquin Power & Utilities Corp.
5.365% due 06/15/26 (~)(Ê) 805 807
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 170
Anglo American Capital PLC

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 04/05/34 (Þ) 640 653
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 335 340
8.200% due 01/15/39 200 261
5.450% due 01/23/39 785 816
5.550% due 01/23/49 1,145 1,178
Series WI
4.439% due 10/06/48 370 325
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 3,200 3,176
ArcelorMittal SA
6.000% due 06/17/34 625 640
6.350% due 06/17/54 1,055 1,053
AstraZeneca PLC
6.450% due 09/15/37 1,345 1,535
Avolon Holdings Funding, Ltd.
6.375% due 05/04/28 (Þ) 1,190 1,230
5.750% due 03/01/29 (Þ) 840 855
5.750% due 11/15/29 (Þ) 960 978
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,295 1,312
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 532 507
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 549 516
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 539 524
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,217
5.439% due 07/15/31 1,200 1,220
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 565 539
Bank of Nova Scotia (The)
4.500% due 12/16/25 325 322
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 223
Barclays PLC
4.375% due 01/12/26 1,435 1,422
5.200% due 05/12/26 462 461
3.564% due 09/23/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 96 85
Barings CLO, Ltd.
Series 2021-2A Class AR2
5.313% due 01/20/32 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,947 1,948
Barrick NA Finance LLC
5.750% due 05/01/43 1,070 1,098
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAT Capital Corp.
6.421% due 08/02/33 2,905 3,117
Series WI
3.557% due 08/15/27 508 490
4.390% due 08/15/37 800 703
BDS, Ltd.
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 667 662
Bellemeade Re, Ltd.
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 871 873
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,459
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,411
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 810 817
BNP Paribas SA
4.375% due 05/12/26 (Þ) 132 130
4.625% due 03/13/27 (Þ) 405 400
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 850 862
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 740 775
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,945 1,962
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 207 198
Brookfield Finance, Inc.
3.450% due 04/15/50 359 253
Canadian Imperial Bank of Commerce
6.092% due 10/03/33 1,170 1,243
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 164 160
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 255
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 556 525
Cencosud SA
4.375% due 07/17/27 (Þ) 558 538
CGI, Inc.
Series WI
1.450% due 09/14/26 433 402
Chile Electricity Lux MPC SARL
6.010% due 01/20/33 (Þ) 1,467 1,498
CI Financial Corp.
3.200% due 12/17/30 2,073 1,671
CIFC Funding, Ltd.
Series 2017-1A Class ARR
3.702% due 01/22/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 746 748
Coca-Cola Icecek AS

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 01/20/29 (Þ) 280 264
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,246
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 281 265
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 109 103
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,592 1,598
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,755 1,775
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 323 309
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,250 1,322
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 196 188
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 242 288
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 339
Electricite de France SA
5.950% due 04/22/34 (Þ) 235 244
6.000% due 04/22/64 (Þ) 1,000 970
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 479 488
Emera US Finance, LP
Series WI
3.550% due 06/15/26 551 533
Enbridge, Inc.
5.700% due 03/08/33 443 457
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 63
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 289 307
Enel Finance International NV
1.625% due 07/12/26 (Þ) 286 268
3.500% due 04/06/28 (Þ) 214 204
Eni USA, Inc.
7.300% due 11/15/27 465 499
5.950% due 05/15/54 (Þ) 720 729
Fairfax Financial Holdings, Ltd.
6.350% due 03/22/54 (Þ) 575 591
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,444
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 355
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 1,549 1,462
2.940% due 09/30/40 (Þ) 742 603
Greensaif Pipelines Bidco SARL
6.103% due 08/23/42 (Þ) 690 689
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,250 2,230
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 734
4.041% due 03/13/28 (CME Term
SOFR 3 Month + 1.808%)(Ê) 548 534
Hyundai Capital Services, Inc.
5.125% due 02/05/29 (Þ) 915 922
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 501
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 293
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 549 537
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 248
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 514 525
JDE Peet's NV
1.375% due 01/15/27 (Þ) 601 551
Juniper Valley Park CLO, Ltd.
Series 2024-1A Class AR
6.532% due 07/20/36 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 4,210 4,211
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 363 366
Lloyds Banking Group PLC
4.650% due 03/24/26 141 140
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 352
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,900 1,932
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 2,172 2,172
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 548 532
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 2,370 2,368

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,122
National Grid PLC
5.418% due 01/11/34 1,130 1,134
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,201
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 961 902
Nokia OYJ
4.375% due 06/12/27 567 551
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 438 439
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 833 845
OHA Loan Funding, Ltd.
Series 2021-1A Class AR3
6.738% due 01/19/37 (CME Term
SOFR 3 Month + 1.412%)(Ê)(Þ) 1,370 1,372
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 301
Prosus NV
4.850% due 07/06/27 (Þ) 260 253
Radnor RE, Ltd.
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 7 7
Reliance Industries, Ltd.
3.667% due 11/30/27 (Ñ)(Þ) 527 509
Reynolds American, Inc.
7.250% due 06/15/37 390 436
8.125% due 05/01/40 715 830
Rogers Communications, Inc.
5.300% due 02/15/34 1,150 1,153
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 566 530
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 296
5.750% due 07/17/54 (Þ) 795 780
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,117
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,519
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 919
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 543 515
Smurfit Kappa Treasury Funding, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 11/20/25 86 88
Societe Generale SA
4.250% due 08/19/26 (Þ) 381 369
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 113 106
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 89 84
7.367% due 01/10/53 (Þ) 685 694
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 380 358
Standard Chartered PLC
6.170% due 01/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.050%)(Ê)(Þ) 160 162
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 361 341
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 446 449
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 520 501
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 61
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,145
UBS Group AG
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 489
5.699% due 02/08/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.770%)(Ê)(Þ) 1,010 1,033
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 151 142
United Utilities PLC
6.875% due 08/15/28 481 514
Var Energi ASA
8.000% due 11/15/32 (Þ) 469 535
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,634
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 541 512
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 260
Yara International ASA
3.800% due 06/06/26 (Þ) 260 254
113,185
Mortgage-Backed Securities - 27.0%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 28 27
Series 2006-B Class 1A1

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.122% due 10/20/46 (~)(Ê) 2 2
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,399
Series 2024-MDHS Class A
6.991% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,542 2,534
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 3,699 3,687
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,184
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,175
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,011 1,023
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 3,732 3,762
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,271
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,450
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,273
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 6,190 6,354
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 825 826
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,042
Series 2023-1 Class M1A
7.315% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 2,629 2,645
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 3,543 3,484
Fannie Mae
2.600% due 2031 330 295
5.500% due 2033 10 10
5.500% due 2034 113 116
4.500% due 2035 162 161
6.000% due 2035 28 29
5.500% due 2036 83 85
5.500% due 2037 64 65
5.500% due 2038 265 270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2039 17 18
4.500% due 2040 58 58
5.500% due 2040 247 248
4.000% due 2041 70 67
3.500% due 2043 678 635
4.000% due 2043 73 71
4.000% due 2044 368 355
3.500% due 2045 510 474
4.000% due 2045 334 320
4.000% due 2046 751 720
4.500% due 2046 183 180
4.000% due 2047 231 221
4.500% due 2047 51 50
4.000% due 2048 300 286
5.000% due 2048 807 810
3.000% due 2049 2,518 2,206
4.000% due 2049 315 302
2.000% due 2051 4,225 3,445
4.000% due 2052 7,630 7,159
5.000% due 2052 3,011 2,971
5.500% due 2052 5,321 5,340
5.000% due 2053 6,630 6,539
5.500% due 2053 10,979 11,030
30 Year TBA(Ï)
5.500% 14,488 14,510
6.000% 19,907 20,189
6.500% 20,000 20,510
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 282 295
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 7 8
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,891 2,927
Freddie Mac
5.500% due 2032 4 4
7.500% due 2032 4 4
5.500% due 2034 10 10
4.000% due 2040 319 308
5.500% due 2041 90 92
3.500% due 2044 70 65
4.000% due 2044 234 226
4.000% due 2045 473 456
3.500% due 2046 59 55
4.000% due 2047 415 398
4.500% due 2048 155 151
3.000% due 2050 5,894 5,196
2.500% due 2051 1,316 1,122
3.500% due 2051 1,863 1,696
3.500% due 2052 4,019 3,652
4.000% due 2052 5,656 5,310
5.000% due 2052 3,047 3,006
5.500% due 2053 13,473 13,506
6.000% due 2054 5,427 5,503
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/15/36 112 117
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 213 218
Series 2006-3123 Class HT
5.000% due 03/15/26 13 13
Series 2010-3632 Class PK
5.000% due 02/15/40 42 42
Series 2012-4019 Class JD
3.000% due 05/15/41 33 32
Ginnie Mae II
4.500% due 2042 76 75
2.500% due 2052 4,182 3,598
5.500% due 2053 1,489 1,494
30 Year TBA(Ï)
5.500% 17,839 17,893
6.000% 16,600 16,795
6.500% 18,000 18,336
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,279
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 159 140
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,028 1,782
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,003 2,752
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 481 423
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,302 2,103
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,891 2,552
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,354 1,188
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,399 1,217
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 613 532
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 866 769
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,873 1,889
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,206 1,213
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 862 862
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,917 4,874
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,478
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-237P Class XA
Interest Only
STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 94
Series 2017-237P Class XB
Interest Only
STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 16
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,634 3,539
RCKT Mortgage Trust
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,267 2,280
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 1,746 1,770
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 3,381 3,439
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,574 1,433
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,955 2,927
289,037
Municipal Bonds - 0.0%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 378 425
7.055% due 04/01/57 226 261
686
Non-US Bonds - 1.2%
Eurohome UK Mortgages PLC
Series 2007-1 Class A
0.477% due 06/15/44 (SONIA +
0.269%)(Ê)(Þ) GBP 611 777
Eurosail-UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 325 416
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 898 1,149
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 34 37
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 52 65
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,091 1,409
Resloc UK PLC
Series 2007-1X Class A3B

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,183 1,482
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 263 331
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,413 1,773
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 692 871
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 818 886
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.555% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 633
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 2,090 2,724
12,553
United States Government Treasuries - 22.3%
United States Treasury Notes
2.000% due 08/15/25 9,316 9,064
0.250% due 09/30/25 2,442 2,321
0.250% due 10/31/25 5,785 5,483
2.250% due 11/15/25 6,552 6,364
0.500% due 02/28/26 5,170 4,862
1.625% due 05/15/26 8,419 8,027
1.500% due 08/15/26 9,281 8,785
6.750% due 08/15/26 16,648 17,508
0.625% due 03/31/27 5,327 4,863
2.375% due 05/15/27 4,803 4,586
0.500% due 05/31/27 4,958 4,487
0.625% due 12/31/27 5,471 4,883
2.750% due 02/15/28 6,391 6,123
1.125% due 02/29/28 7,719 6,982
1.250% due 03/31/28 8,137 7,378
2.875% due 05/15/28 6,246 5,999
1.250% due 09/30/28 8,155 7,310
3.125% due 11/15/28 6,937 6,706
1.500% due 11/30/28 6,737 6,081
2.375% due 05/15/29 4,850 4,519
4.000% due 07/31/29 790 793
1.625% due 08/15/29 3,558 3,187
4.000% due 10/31/29 1,771 1,775
0.625% due 05/15/30 5,001 4,146
0.625% due 08/15/30 5,923 4,872
0.875% due 11/15/30 6,400 5,315
1.125% due 02/15/31 4,248 3,566
1.625% due 05/15/31 4,069 3,506
4.125% due 07/31/31 40 40
1.250% due 08/15/31 4,753 3,963
1.875% due 02/15/32 4,959 4,278
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 02/15/33 7,275 6,995
4.500% due 11/15/33 5,382 5,567
4.000% due 02/15/34 1,900 1,892
4.375% due 05/15/34 1,275 1,308
1.125% due 08/15/40 3,097 1,961
1.375% due 11/15/40 3,563 2,335
1.875% due 02/15/41 5,777 4,095
2.250% due 05/15/41 2,192 1,642
1.750% due 08/15/41 5,808 3,979
2.750% due 11/15/42 3,977 3,146
3.750% due 11/15/43 1,515 1,379
4.625% due 05/15/44 7,260 7,456
3.125% due 08/15/44 1,692 1,395
2.875% due 08/15/45 3,070 2,409
3.000% due 02/15/48 3,342 2,625
3.125% due 05/15/48 3,256 2,613
3.375% due 11/15/48 1,567 1,313
1.250% due 05/15/50 4,019 2,064
1.375% due 08/15/50 1,126 596
1.625% due 11/15/50 4,172 2,363
1.875% due 02/15/51 4,234 2,557
2.000% due 08/15/51 4,074 2,528
1.875% due 11/15/51 3,879 2,328
2.250% due 02/15/52 2,073 1,366
3.625% due 05/15/53 1,856 1,631
4.250% due 02/15/54 980 964
4.625% due 05/15/54 2,610 2,733
239,012
Total Long-Term Investments
(cost $1,002,059) 988,989
Short-Term Investments - 16.3%
Barclays PLC
3.650% due 03/16/25 1,405 1,389
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 360 358
Celanese US Holdings LLC
6.050% due 03/15/25 491 491
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 728
Credit Suisse AG
3.625% due 09/09/24 865 863
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 580
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 718
HCA, Inc.
5.375% due 02/01/25 420 419
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 472
JPMorgan Chase & Co.
7.750% due 07/15/25 260 266
Nasdaq, Inc.
5.650% due 06/28/25 785 787

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 812
Societe Generale SA
2.625% due 01/22/25 (Þ) 1,630 1,605
U.S. Cash Management Fund(@) 150,137,549(∞) 150,108
UBS Group AG
Series WI
3.750% due 03/26/25 1,175 1,162
United States Treasury Bills
0.000% due 08/01/24 (ç)(ž) 100 100
5.352% due 09/10/24 (ç)(ž) 6,326 6,289
United States Treasury Notes
4.514% coupon due 07/31/25 7,782 7,446
Total Short-Term Investments
(cost $174,628) 174,593
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 498,82 6(∞) 499
Total Other Securities
(cost $499) 499
Total Investments - 108.7%
(identified cost $1,177,186) 1,164,081
Other Assets and Liabilities,
Net - (8.7)%
(93,426)
Net Assets - 100.0%
1,070,655

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.7%
ABN AMRO Bank NV 12/07/21 515,000 99.80 514
510
AES Panama Generation Holdings SRL 08/04/22 145,735 88.69 129
129
Aircastle, Ltd. 07/15/24 760,000 99.64 757
765
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.18 173
170
American Tower Trust #1 06/09/23 5,790,000 100.94 5,844
5,890
Anglo American Capital PLC 04/03/24 640,000 99.66 638
653
Apollo Management Holdings, LP 05/24/16 810,000 97.97 794
801
Arbor Realty CLO, Ltd. 11/23/22 3,199,696 96.92 3,101
3,176
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 346,227 97.72 338
343
Athene Global Funding 12/04/20 1,900,000 96.74 1,838
1,811
Athene Global Funding 02/20/24 930,000 100.00 930
937
Avolon Holdings Funding, Ltd. 12/05/23 1,190,000 100.26 1,193
1,230
Avolon Holdings Funding, Ltd. 01/16/24 840,000 99.22 833
855
Avolon Holdings Funding, Ltd. 05/08/24 960,000 99.22 953
978
AXIS Equipment Finance Receivables XIV LLC 07/18/24 1,660,000 99.99 1,660
1,662
A XIS Equipment Finance Receivables XIV LLC 07/23/24 1,205,000 100.15 1,207
1,207
BAE Systems PLC 03/19/24 1,295,000 99.49 1,288
1,312
Banco de Bogota SA 05/06/24 532,000 94.14 501
507
Banco de Credito del Peru 04/16/24 549,000 92.41 507
516
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 06/04/24 539,000 96.52 520
524
Barings CLO, Ltd. 06/05/24 1,946,597 100.17 1,950
1,948
Bayer US Finance LLC 06/18/18 360,000 99.74 359
358
BDS, Ltd. 11/15/22 666,840 98.99 660
662
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.14 1,448
1,459
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,411
Bellemeade Re, Ltd. 02/15/23 871,256 97.67 851
873
Bellemeade Re, Ltd. 10/18/23 810,000 100.00 810
817
Berry Global, Inc. 02/06/23 157,000 98.63 155
155
BNP Paribas SA 10/17/23 132,000 96.56 127
130
BNP Paribas SA 11/28/23 740,000 100.00 740
775
BNP Paribas SA 02/12/24 850,000 100.00 850
862
BNP Paribas SA 05/06/24 405,000 97.80 396
400
Boeing Co. (The) 04/29/24 1,475,000 100.00 1,475
1,548
Boeing Co. (The) 04/29/24 1,610,000 100.00 1,610
1,665
BPCE SA 01/10/23 1,945,000 99.89 1,943
1,962
Brighthouse Financial Global Funding 04/04/24 1,200,000 99.97 1,200
1,209
British Airways Pass-Through Trust 11/17/20 207,140 100.00 207
198
Broadcom, Inc. 11/14/22 508,000 93.35 474
490
Broadcom, Inc. 07/31/23 396,000 75.58 299
312
Broadcom, Inc. 09/15/23 1,110,000 86.74 963
980
Brooklyn Union Gas Co. (The) 07/15/24 1,145,000 100.00 1,145
1,173
BX Trust 01/24/24 7,432,000 99.76 7,414
7,399
BX Trust 05/02/24 2,541,784 99.75 2,536
2,534
BX Trust 05/02/24 3,698,688 99.75 3,690
3,687
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,184
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.69 2,687
2,175
Cantor Fitzgerald, LP 12/02/22 605,000 95.77 579
593
Cencosud SA 12/11/23 558,000 95.08 531
538
Chase Home Lending Mortgage Trust 07/22/20 1,010,640 100.00 1,011
1,023
Chase Home Lending Mortgage Trust 01/25/24 3,732,196 100.39 3,747
3,762
Chile Electricity Lux MPC SARL 08/14/23 1,466,800 100.08 1,468
1,498
CIFC Funding, Ltd. 06/05/24 746,083 100.23 748
748
Citadel Finance LLC 03/03/21 590,000 99.84 589
569
Citadel, LP 09/11/19 625,000 99.90 624
618
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,399
2,271
CLI Funding IX LLC 07/24/24 1,620,000 100.50 1,628
1,646
Coca-Cola Icecek AS 07/12/24 280,000 93.26 261
264
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.82 99
113
Cooperatieve Rabobank UA 03/30/22 1,365,000 89.89 1,227
1,246
Credit Agricole SA 06/17/21 281,000 99.34 279
265
Credit Agricole SA 09/13/23 109,000 90.22 98
103
Danske Bank A/S 09/15/23 1,592,000 99.99 1,592
1,598
Danske Bank A/S 09/19/23 1,755,000 100.00 1,755
1,775
DBGS Mortgage Trust 04/03/19 1,961,000 101.04 1,981
1,450
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 518,000 96.46 500
513
DK Trust 03/01/24 2,292,000 100.00 2,292
2,273
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,114
DNB Bank ASA 12/02/22 361,000 92.03 332
339

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eagle RE, Ltd. 12/05/22 824,819 99.21 818
826
Eagle RE, Ltd. 04/19/23 2,001,000 101.95 2,040
2,042
Eagle RE, Ltd. 09/20/23 2,629,000 100.00 2,629
2,645
Eagle RE, Ltd. 09/26/23 6,190,000 103.78 6,424
6,354
East Ohio Gas Co. (The) 07/12/24 445,000 63.09 281
282
Electricite de France SA 04/15/24 235,000 99.90 235
244
Electricite de France SA 04/16/24 1,000,000 91.78 918
970
Element Fleet Management Corp. 07/28/23 479,000 100.35 481
488
ELP Commercial Mortgage Trust 09/19/23 3,542,876 97.73 3,463
3,484
Enel Finance America LLC 07/31/23 289,000 104.19 301
307
Enel Finance International NV 07/27/23 286,000 92.10 263
268
Enel Finance International NV 07/12/24 214,000 94.67 203
204
Eni USA, Inc. 05/08/24 720,000 98.83 712
729
Eurohome UK Mortgages PLC 03/18/24 GBP 610,827 126.03 770
777
Eurosail-UK PLC 11/23/22 GBP 898,468 118.68 1,066
1,149
Eurosail-UK PLC 10/25/23 GBP 324,668 116.87 379
416
F&G Global Funding 11/14/22 1,245,000 95.30 1,186
1,162
Fairfax Financial Holdings, Ltd. 03/19/24 575,000 99.74 573
591
Farmers Exchange Capital III 10/12/16 290,000 99.17 288
244
Federation des Caisses Desjardins du Quebec 11/14/22 1,455,000 99.39 1,446
1,444
Ferguson Finance PLC 03/06/24 545,000 97.85 533
535
FIGRE Trust 04/28/23 713,728 99.42 710
718
FIGRE Trust 04/02/24 2,891,411 100.03 2,892
2,927
FIGRE Trust 07/19/24 845,174 101.28 856
858
GA Global Funding Trust 12/02/22 1,090,000 96.77 1,055
1,035
Galaxy Pipeline Assets Bidco, Ltd. 12/02/22 1,548,912 95.46 1,479
1,462
Galaxy Pipeline Assets Bidco, Ltd. 09/20/23 741,782 79.32 588
603
Great Hall Mortgages PLC 07/22/22 EUR 34,374 100.68 35
37
Greensaif Pipelines Bidco SARL 07/17/24 690,000 100.00 690
689
GS Mortgage Securities Trust 08/04/23 2,328,000 95.99 2,235
2,279
Harley-Davidson Financial Services, Inc. 04/16/24 488,000 100.75 492
504
Health Care Service Corp. A Mutual Legal Reserve Co. 06/05/24 550,000 99.69 548
554
HF Sinclair Corp. 02/23/24 1,195,000 96.82 1,157
1,177
HGI CRE CLO, Ltd. 09/17/21 2,249,741 97.81 2,201
2,230
Hyundai Capital America 06/21/23 470,000 99.95 470
472
Hyundai Capital America 01/03/24 805,000 99.67 802
817
Hyundai Capital Services, Inc. 01/29/24 915,000 99.62 912
922
Imperial Brands Finance PLC 08/01/23 517,000 95.88 496
501
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
399
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 94.40 291
293
InRetail Consumer 12/11/23 272,000 89.06 242
248
International Flavors & Fragrances, Inc. 07/24/24 595,000 90.76 540
540
Intesa Sanpaolo SpA 12/08/23 514,000 101.12 520
525
JDE Peet's NV 02/07/24 601,000 91.44 550
551
Jersey Central Power & Light Co. 07/27/23 244,000 97.90 239
241
JPMorgan Chase Mortgage Trust 06/22/23 2,010,842 100.00 2,011
2,030
JPMorgan Mortgage Trust 03/30/21 158,641 101.96 162
140
JPMorgan Mortgage Trust 06/24/21 2,302,496 102.38 2,357
2,103
JPMorgan Mortgage Trust 02/24/22 612,739 97.63 598
532
JPMorgan Mortgage Trust 04/27/22 865,926 95.80 830
769
JPMorgan Mortgage Trust 07/20/22 3,002,606 101.62 3,051
2,752
JPMorgan Mortgage Trust 01/19/23 1,399,340 89.93 1,258
1,217
JPMorgan Mortgage Trust 01/30/23 2,027,992 89.15 1,808
1,782
JPMorgan Mortgage Trust 01/31/23 480,648 89.30 429
423
JPMorgan Mortgage Trust 04/20/23 1,354,222 88.36 1,197
1,188
JPMorgan Mortgage Trust 04/20/23 2,891,409 88.38 2,555
2,552
JPMorgan Mortgage Trust 09/27/23 1,873,340 100.00 1,873
1,889
JPMorgan Mortgage Trust 02/27/24 1,206,478 100.00 1,206
1,213
JPMorgan Mortgage Trust 05/29/24 861,798 100.00 862
862
Juniper Valley Park CLO, Ltd. 06/28/24 4,210,000 100.00 4,210
4,211
KeySpan Gas East Corp. 07/28/23 200,000 93.78 188
190
KKR Group Finance Co. III LLC 11/29/22 880,000 92.63 815
817
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,235
2,269
Kubota Credit Owner Trust 06/18/24 830,000 99.99 830
841
LG Energy Solution, Ltd. 06/04/24 363,000 100.18 364
366
Ludgate Funding PLC 01/25/24 GBP 51,771 123.40 64
65
Madison Park Funding XVII, Ltd. 06/20/24 2,171,681 100.13 2,174
2,172
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 77.10 1,334
1,082

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
MasTec, Inc. 02/07/24 112,000 94.32 106
108
Mattel, Inc. 07/31/23 551,000 95.61 527
533
MF1 LLC 05/13/22 3,074,968 99.13 3,048
3,073
MF1 LLC 09/29/23 6,018,000 99.52 5,989
6,025
MF1 LLC 01/30/24 2,102,000 99.76 2,097
2,093
MHC Commercial Mortgage Trust 04/06/21 4,917,495 99.36 4,886
4,874
MMAF Equipment Finance LLC 01/17/24 1,500,000 99.99 1,500
1,519
MMAF Equipment Finance LLC 07/08/24 1,290,000 96.30 1,242
1,245
Monongahela Power Co. 09/12/23 795,000 99.53 791
826
Monongahela Power Co. 09/15/23 975,000 95.13 928
941
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.25 16
16
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 0.93 94
94
Morgan Stanley Mortgage Capital Holdings LLC Trust 05/09/18 1,883,000 97.66 1,839
1,478
Nationwide Mutual Insurance Co. 09/15/23 445,000 123.42 549
578
New York Life Global Funding 06/06/23 970,000 99.32 963
979
New York Life Insurance Co. 04/08/20 195,000 99.44 194
149
New York State Electric & Gas Corp. 01/10/24 407,000 95.31 388
388
Newmont Corp. 03/04/24 965,000 99.69 962
988
NGPL PipeCo LLC 10/02/19 297,000 123.91 368
348
Nissan Motor Acceptance Corp. 02/07/24 258,000 93.92 242
243
NRG Energy, Inc. 04/16/24 558,000 90.14 503
512
Nuveen LLC 04/08/24 795,000 99.89 794
815
Oaktown Re VI, Ltd. 04/14/21 437,919 100.00 438
439
Oaktown Re, Ltd. 08/23/23 832,605 101.61 846
845
OHA Loan Funding, Ltd. 07/12/24 1,370,000 100.20 1,373
1,372
Ohio National Financial Services, Inc. 11/15/21 615,000 103.82 638
610
Oncor Electric Delivery Co. LLC 06/17/24 980,000 99.96 980
992
Open Text Corp. 08/01/23 290,000 101.52 294
301
Pacific Life Insurance Co. 06/15/18 255,000 92.42 236
201
Parkmore Point RMBS PLC 02/07/23 GBP 1,091,371 118.44 1,293
1,409
Pennsylvania Electric Co. 07/27/23 164,000 99.15 163
164
Preston Ridge Partners Mortgage LLC 06/09/23 3,633,976 93.94 3,414
3,539
Principal Life Global Funding II 04/20/22 820,000 99.33 814
812
Prosus NV 08/01/23 260,000 96.62 251
253
Radnor RE, Ltd. 11/05/21 7,028 100.00 7
7
RCKT Mortgage Trust 02/15/24 1,654,378 99.99 1,654
1,660
RCKT Mortgage Trust 03/19/24 2,267,112 99.99 2,267
2,280
RCKT Mortgage Trust 06/27/24 1,745,908 100.93 1,762
1,770
Reliance Industries, Ltd. 02/07/24 527,000 95.76 505
509
Resloc UK PLC 11/15/22 GBP 1,183,296 113.15 1,339
1,482
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.34 388
346
RMAC Securities No. 1 PLC 04/15/21 GBP 691,648 133.61 924
871
RMAC Securities No. 1 PLC 04/15/21 GBP 262,787 134.57 354
331
RMAC Securities No. 1 PLC 11/28/22 GBP 1,413,477 117.91 1,667
1,773
Saluda Grade Alternative Mortgage Trust 02/07/24 1,082,152 102.10 1,105
1,107
Saluda Grade Alternative Mortgage Trust 04/05/24 3,380,532 100.00 3,380
3,439
Saudi Arabian Oil Co. 08/01/23 336,000 88.24 296
296
Saudi Arabian Oil Co. 07/10/24 795,000 97.46 775
780
Saudi Government International Bond 01/08/24 1,140,000 97.81 1,115
1,117
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 97.81 1,516
1,519
Scentre Group Trust 2 09/16/20 945,000 100.00 945
919
SCF Equipment Leasing 06/03/24 1,617,000 99.99 1,617
1,643
Sequoia Mortgage Trust 05/06/21 1,573,514 102.51 1,613
1,433
Shamrock Residential 11/20/23 EUR 817,849 109.37 894
886
SK Hynix, Inc. 01/10/24 543,000 94.10 511
515
Smithfield Foods, Inc. 06/04/24 182,000 96.46 176
177
Societe Generale SA 09/15/23 685,000 96.54 661
694
Societe Generale SA 11/06/23 113,000 90.57 102
106
Societe Generale SA 11/08/23 1,630,000 98.83 1,611
1,605
Societe Generale SA 01/10/24 381,000 96.97 369
369
Societe Generale SA 02/07/24 89,000 92.98 83
84
Sodexo, Inc. 11/06/23 380,000 93.36 355
358
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 06/21/23 2,190,000 99.72 2,184
2,190
Standard Chartered PLC 07/28/23 361,000 92.46 334
341
Standard Chartered PLC 07/31/23 160,000 100.76 161
162
Suzano Austria GmbH 10/17/23 446,000 99.62 444
449
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
633

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Tennessee Gas Pipeline Co. LLC 12/02/22 1,216,000 87.27 1,061
1,090
Texas Eastern Transmission, LP 11/13/19 178,000 101.63 181
171
Towd Point HE Trust 02/24/23 2,697,070 100.07 2,699
2,701
Towd Point Mortgage Trust 08/17/20 378,151 101.67 384
364
Triton Container International, Ltd. 04/06/21 1,215,000 95.96 1,166
1,145
UBS Group AG 11/14/22 455,000 90.82 413
489
UBS Group AG 01/02/24 1,010,000 99.99 1,010
1,033
UniCredit SpA 12/11/23 151,000 91.80 139
142
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 2,090,000 127.07 2,656
2,724
Var Energi ASA 08/01/23 469,000 106.82 501
535
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 96.10 265
271
Vistra Operations Co. LLC 05/06/24 553,000 95.33 527
534
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 96.30 1,652
1,634
Weir Group PLC (The) 01/10/24 541,000 94.55 512
512
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 94.02 2,779
2,927
Wipro IT Services LLC 07/31/23 277,000 92.95 257
260
Yara International ASA 12/06/22 260,000 96.42 251 254
253,268
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 183 GBP 18,157 09/24
572
United States 2 Year Treasury Note Futures 502 USD 103,094 09/24
750
United States 5 Year Treasury Note Futures 437 USD 47,148 09/24
817
United States 10 Year Treasury Note Futures 846 USD 94,593 09/24
2,138
United States 10 Year Treasury Ultra Bond Futures 1,116 USD 128,985 09/24
3,709
United States Treasury Long Bond Futures 103 USD 12,441 09/24
317
United States Treasury Ultra Bond Futures 179 USD 22,907 09/24 706
Short Positions
Euro-Bund Futures 185 EUR 24,740 09/24
(664)
Japanese 10 Year Government Bond Futures 15 JPY 2,140,800 09/24
9
Japanese 10 Year Mini Government Bond Futures 3 JPY 42,831 09/24
—
Long Gilt Futures 9 GBP 893 09/24
(29)
United States 2 Year Treasury Note Futures 77 USD 15,813 09/24
(128)
United States 5 Year Treasury Note Futures 474 USD 51,140 09/24
(635)
United States 10 Year Treasury Ultra Bond Futures 208 USD 24,040 09/24
(581)
United States Treasury Long Bond Futures 111 USD 13,407 09/24 (313)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 6,668
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank Of America USD 69 GBP 54 08/12/24 —
Bank Of America USD 3,246 GBP 2,500 08/12/24 (31)
Bank Of America USD 3,524 NOK 37,689 08/08/24 (70)
Bank Of America USD 3,488 NZD 5,914 08/08/24 31
HSBC USD 3,852 GBP 3,040 08/08/24 56

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC AUD 5,402 USD 3,533 08/08/24 —
JP Morgan Chase CHF 2,385 USD 2,647 08/08/24 (71)
JP Morgan Chase JPY 283,906 USD 1,767 08/08/24 (130)
Royal Bank Of Canada SEK 18,692 USD 1,763 08/08/24 17
Royal Bank Of Canada GBP 13,967 USD 17,883 08/12/24 (74)
State Street USD 92 CHF 81 08/08/24 1
State Street USD 1,125 EUR 1,041 08/08/24 2
State Street USD 1,400 GBP 1,092 08/08/24 3
State Street USD 1,545 JPY 238,614 08/08/24 48
State Street USD 124 NOK 1,358 08/08/24 1
State Street SEK 438 USD 41 08/08/24 —
State Street USD 2,575 GBP 2,000 08/12/24 (3)
State Street EUR 966 USD 1,045 08/12/24 (1)
Bank of New York USD 2,681 EUR 2,492 08/08/24 16
UBS CHF 2,385 USD 2,647 08/08/24 (71)
Westpac NZD 2,909 USD 1,764 08/08/24 33
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (243)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 39,251 $ —
$ —
$ 39,251
Corporate Bonds and Notes — 295,265 —
—
295,265
International Debt — 113,185 —
—
113,185
Mortgage-Backed Securities — 289,037 —
—
289,037
Municipal Bonds — 686 —
—
686
Non-US Bonds — 12,553 —
—
12,553
United States Government Treasuries — 239,012 —
—
239,012
Short-Term Investments — 24,485 — 150,108 174,593
Other Securities — — — 499 499
Total Investments
— 1,013,474 — 150,607 1,164,081
Other Financial Instruments
Assets
Futures Contracts 9,018 — — — 9,018
Foreign Currency Exchange Contracts — 208 — — 208
Liabilities
Futures Contracts (2,350) — — — (2,350)
Foreign Currency Exchange Contracts — (451) — — (451)
Total Other Financial Instruments
*
$ 6,668 $ (243) $ — $ — $ 6,42 5

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Investment Grade Bond Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
2,438
Belgium ..............................................................................................
2,920
Bermuda .............................................................................................
19,863
Brazil ..................................................................................................
703
Canada ................................................................................................
13,622
Cayman Islands ..................................................................................
12,308
Chile ...................................................................................................
2,561
China ..................................................................................................
253
Colombia ............................................................................................
507
Denmark .............................................................................................
3,373
Finland ...............................................................................................
551
France .................................................................................................
8,927
Germany .............................................................................................
4,099
India ...................................................................................................
769
Ireland ................................................................................................
6,440
Italy ....................................................................................................
2,674
Japan ..................................................................................................
3,490
Jersey ..................................................................................................
6,935
Luxembourg .......................................................................................
1,693
Mexico ...............................................................................................
817
Netherlands ........................................................................................
2,844
Norway ...............................................................................................
874
Panama ...............................................................................................
129
Peru ....................................................................................................
764
Saudi Arabia .......................................................................................
2,882
South Africa .......................................................................................
653
South Korea .......................................................................................
1,803
Spain ..................................................................................................
2,437
Switzerland ........................................................................................
3,547
Turkey ................................................................................................
264
United Arab Emirates .........................................................................
2,065
United Kingdom .................................................................................
29,777
United States ......................................................................................
1,021,099
Total Investments ............................................................................... 1,164,081
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 99,155 $ 447,401 $ 396,459 $ 1 $ 10 $ 150,108 $ 5,784 $ —
U.S. Cash Collateral Fund
—
867 368 — — 499 3 —
$ 99,155 $ 448,268 $ 396,827 $ 1 $ 10 $ 150,607 $ 5,787 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.5%
Asset-Backed Securities - 12.5%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (CME Term
SOFR 1 Month + 1.164%)(Ê) 162 163
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 169 168
American Express Credit Account
Master Trust
Series 2022-3 Class A
3.750% due 08/15/27 500 494
American Homes 4 Rent Trust
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 1,168 1,150
AmeriCredit Automobile Receivables
Trust
Series 2022-2 Class A3
4.380% due 04/18/28 569 566
AMSR Trust
Series 2020-SFR1 Class A
1.819% due 04/17/37 (Þ) 1,698 1,656
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 1,141 1,100
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 965 920
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 482 460
Series 2021-SFR2 Class A
1.527% due 08/17/26 (Þ) 2,575 2,399
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 906
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,580 1,565
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 890 905
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/17/28 200 200
Series 2024-A1 Class A
4.930% due 05/15/29 280 283
Capital One Prime Auto Receivables
Trust
Series 2023-1 Class A2
5.200% due 05/15/26 91 91
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,098
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 114 113
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 452 433
Series 2020-SFR2 Class A
1.266% due 10/19/37 (Þ) 516 492
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-SFR3 Class A
4.250% due 07/17/26 (Þ) 1,448 1,421
Ford Credit Auto Owner Trust
Series 2023-B Class A3
5.230% due 05/15/28 770 773
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 272
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 158 132
Hertz Vehicle Financing III LLC
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 815 843
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 2,350 2,175
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 231
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 488 482
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 585 541
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 110 106
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 209 212
Home Partners of America Trust
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 491 430
Honda Auto Receivables Owner Trust
Series 2023-1 Class A2
5.220% due 10/21/25 211 211
Series 2023-3 Class A2
5.710% due 03/18/26 469 469
Series 2024-1 Class A2
5.360% due 09/15/26 550 550
Series 2024-2 Class A2
5.480% due 11/18/26 200 200
Hyundai Auto Receivables Trust
Series 2022-C Class A2A
5.350% due 11/17/25 97 97
Series 2023-A Class A3
4.580% due 04/15/27 400 398
Series 2024-A Class A2A
5.290% due 04/15/27 950 951
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 929 930
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 1,125 1,125
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 246 240
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 193 174
M&T Bank Auto Receivables Trust
Series 2024 -A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,327
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 284
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,016
Merchants Fleet Funding LLC
Series 2024-1A Class A
5.820% due 04/20/37 (Þ) 300 303
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 110 110
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 5 5
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 182 176
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 248
Nissan Auto Receivables Owner Trust
Series 2023-A Class A2A
5.340% due 02/17/26 176 176
Series 2023-B Class A2A
5.950% due 05/15/26 1,009 1,011
Pear LLC
Series 2021-1 Class A
2.600% due 01/15/34 (Þ) 262 255
Progress Residential Trust
Series 2020-SFR3 Class A
1.294% due 10/17/27 (Þ) 390 388
Series 2021-SFR2 Class A
1.546% due 04/19/38 (Þ) 430 405
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 806 759
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 183 171
Series 2022-SFR4 Class A
4.438% due 05/17/41 (Þ) 810 793
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,297 1,301
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171
SLM Student Loan Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2006-B Class A5
0.782% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 182 177
Series 2011-3 Class A
6.538% due 08/27/40 (SOFR 30 Day
Average + 1.214%)(Ê) 194 195
SMB Private Education Loan Trust
Series 2023-B Class A1B
7.137% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 245 250
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 223 226
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/39 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,632 1,634
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 1,271 1,273
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 40 39
Series 2024-CES1 Class A1A
5.848% due 01/25/64 (~)(Ê)(Þ) 1,410 1,411
Toyota Auto Loan Extended Note Trust
Series 2024-1A Class A
5.160% due 11/25/36 (Þ) 250 256
Toyota Auto Receivables Owner Trust
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,243
Series 2023-B Class A2A
5.280% due 05/15/26 739 738
Series 2024-A Class A2A
5.130% due 12/15/26 290 289
Series 2024-C Class A3
4.880% due 03/15/29 1,165 1,171
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,601 1,440
Tricon Residential Trust
Series 2024-SFR2 Class A
4.750% due 06/17/40 (Þ) 750 743
Trinital CLO, Ltd.
Series 2018-9A Class ARRR
1.000% due 01/20/32 (Þ) 910 910
49,019
Corporate Bonds and Notes - 35.3%
AbbVie, Inc.
4.800% due 03/15/27 240 242
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 583
Air Lease Corp.
5.300% due 02/01/28 40 41
Aircastle , Ltd.
4.250% due 06/15/26 507 498
2.850% due 01/26/28 (Þ) 231 212
Alaska Airlines Pass-Through Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.800% due 08/15/27 (Þ) 468 462
Alcoa, Inc.
6.750% due 01/15/28 551 580
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 419 441
Alphabet, Inc.
0.800% due 08/15/27 1,800 1,629
Altria Group, Inc.
4.400% due 02/14/26 360 357
Amazon.com, Inc.
1.000% due 05/12/26 90 85
3.300% due 04/13/27 20 19
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 90 93
American Express Co.
1.650% due 11/04/26 1,900 1,774
5.645% due 04/23/27 (SOFR +
0.750%)(Ê) 20 20
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 979
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 455 457
Aon Corp.
5.150% due 03/01/29 170 173
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,269
Ares Capital Corp.
3.875% due 01/15/26 482 470
2.875% due 06/15/28 181 163
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 150
AT&T, Inc.
1.700% due 03/25/26 2,150 2,042
Avery Dennison Corp.
4.875% due 12/06/28 590 591
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 810 795
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,085
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 631 600
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 280 263
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 1,505 1,426
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,190
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 235
BankUnited , Inc.
4.875% due 11/17/25 578 573
Barings BDC, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 11/23/26 623 583
Becton Dickinson & Co.
Series WI
6.700% due 12/01/26 175 182
Berry Global, Inc.
Series WI
1.570% due 01/15/26 621 590
BlackRock TCP Capital Corp.
2.850% due 02/09/26 752 717
Boeing Co. (The)
2.196% due 02/04/26 505 481
2.800% due 03/01/27 709 663
BorgWarner, Inc.
5.000% due 10/01/25 (Þ) 710 706
Bristol-Myers Squibb Co.
0.750% due 11/13/25 290 276
4.950% due 02/20/26 40 40
4.900% due 02/22/27 2,135 2,155
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 705 642
Series WI
3.150% due 11/15/25 322 315
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 90 92
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 587
Cardinal Health, Inc.
5.125% due 02/15/29 160 162
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,301
0.750% due 02/02/26 (Þ) 190 179
Carnival Corp.
10.375% due 05/01/28 (Þ) 80 87
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,768
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 589
Centene Corp.
Series WI
4.250% due 12/15/27 60 58
CenterPoint Energy Houston Electric
LLC
5.200% due 10/01/28 200 204
Charles Schwab Corp. (The)
5.875% due 08/24/26 60 61
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 567 578
Chevron Corp.
0.687% due 08/12/25 200 192
2.954% due 05/16/26 1,800 1,750
Citibank NA
4.838% due 08/06/29 300 301
Citigroup, Inc.
5.500% due 09/13/25 570 572
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 310 306

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 740 728
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 695 668
CNH Industrial Capital LLC
1.450% due 07/15/26 765 716
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 213
6.042% due 08/15/28 (Þ) 785 816
Comerica, Inc.
4.000% due 02/01/29 603 564
Conagra Brands, Inc.
1.375% due 11/01/27 622 557
Concentrix Corp.
6.600% due 08/02/28 445 459
Connecticut Light & Power Co. (The)
4.650% due 01/01/29 90 90
Constellation Brands, Inc.
3.600% due 02/15/28 429 412
Constellation Energy Generation LLC
5.600% due 03/01/28 191 196
Consumers Energy Co.
4.900% due 02/15/29 665 674
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 190 179
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 133 135
Devon Energy Corp.
5.850% due 12/15/25 80 81
Series WI
5.250% due 10/15/27 180 181
Diamondback Energy, Inc.
5.200% due 04/18/27 70 71
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 17
DTE Energy Co.
4.950% due 07/01/27 655 657
Eli Lilly & Co.
4.500% due 02/09/29 260 262
Energy Transfer Operating, LP
5.550% due 02/15/28 30 31
Enterprise Products Operating LLC
3.700% due 02/15/26 240 236
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 184 174
EPR Properties Co.
4.750% due 12/15/26 631 621
EQT Corp.
3.125% due 05/15/26 (Þ) 290 279
3.900% due 10/01/27 190 184
5.000% due 01/15/29 10 10
Equinix , Inc.
1.450% due 05/15/26 350 329
1.550% due 03/15/28 446 398
ERAC USA Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 05/01/28 (Þ) 375 375
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,757
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 594
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 589
Fifth Third Bancorp
6.361% due 10/27/28 (SOFR +
2.192%)(Ê) 538 557
FirstEnergy Corp.
Series A
1.600% due 01/15/26 608 577
Florida Power & Light Co.
5.050% due 04/01/28 425 432
5.150% due 06/15/29 80 82
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 449
4.950% due 05/28/27 400 395
Fortinet, Inc.
1.000% due 03/15/26 310 291
Fortive Corp.
Series WI
3.150% due 06/15/26 603 583
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 611
FS KKR Capital Corp.
3.400% due 01/15/26 534 514
3.250% due 07/15/27 205 190
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 271
General Motors Financial Co., Inc.
6.050% due 10/10/25 560 566
1.250% due 01/08/26 1,350 1,278
Georgia Power Co.
5.004% due 02/23/27 180 182
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 159
GFL Environmental, Inc.
5.125% due 12/15/26 (Þ) 90 89
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 90
5.750% due 06/01/28 500 506
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 570 568
5.414% due 05/21/27 (SOFR +
0.750%)(Ê) 890 896
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 310 306
5.727% due 04/25/30 (SOFR +
1.265%)(Ê) 150 155
Series BKNT
5.283% due 03/18/27 (SOFR +
0.777%)(Ê) 20 20
Series VAR

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 2,261 2,136
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 569
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 1,035 1,001
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 463 479
HCA, Inc.
5.200% due 06/01/28 585 591
Hexcel Corp.
3.950% due 02/15/27 607 590
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 485
Highwoods Properties, Inc.
4.125% due 03/15/28 644 614
Home Depot, Inc. (The)
2.875% due 04/15/27 20 19
4.875% due 06/25/27 745 753
Humana, Inc.
5.750% due 12/01/28 300 311
Hyundai Capital America
5.950% due 09/21/26 (Þ) 20 20
5.275% due 06/24/27 (Þ) 170 172
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 626
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,743
JPMorgan Chase & Co.
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 190 186
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 1,365 1,286
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 1,065 1,005
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 845 849
4.979% due 07/22/28 (SOFR +
0.930%)(Ê) 790 794
Juniper Networks, Inc.
1.200% due 12/10/25 764 723
Kenvue , Inc.
Series WI
5.350% due 03/22/26 90 91
5.050% due 03/22/28 30 31
KeyCorp
4.700% due 01/26/26 535 529
2.250% due 04/06/27 606 561
Series BKNT
3.400% due 05/20/26 568 546
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 607 578
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,245 1,263
Las Vegas Sands Corp.
3.500% due 08/18/26 738 711
5.900% due 06/01/27 210 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennox International, Inc.
5.500% due 09/15/28 541 555
LKQ Corp.
Series WI
5.750% due 06/15/28 566 579
Lowe's Cos., Inc.
4.400% due 09/08/25 565 561
Main Street Capital Corp.
3.000% due 07/14/26 661 625
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 718 711
Masco Corp.
1.500% due 02/15/28 720 644
MasTec , Inc.
4.500% due 08/15/28 (Þ) 550 532
Mattel, Inc.
3.375% due 04/01/26 (Þ) 607 587
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 916
Microsoft Corp.
3.125% due 11/03/25 1,135 1,114
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 425
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,160 1,133
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 915 909
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 585 552
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 493 464
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 330 333
5.656% due 04/18/30 (SOFR +
1.260%)(Ê) 140 144
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 260
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 591
MPLX, LP
1.750% due 03/01/26 1,375 1,307
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 440
National Fuel Gas Co.
5.500% due 01/15/26 571 573
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 322
NCL Corp., Ltd.
8.375% due 02/01/28 (Þ) 60 63
8.125% due 01/15/29 (Þ) 30 32
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,516
NextEra Energy Capital Holdings, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.749% due 09/01/25 20 20
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 531
NiSource, Inc.
0.950% due 08/15/25 435 417
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 702 662
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 539
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 628 600
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 634
Occidental Petroleum Corp.
5.550% due 03/15/26 30 30
3.400% due 04/15/26 197 191
3.000% due 02/15/27 30 28
5.000% due 08/01/27 710 712
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 607 597
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 210 200
ONEOK, Inc.
5.550% due 11/01/26 140 142
5.650% due 11/01/28 110 113
Oracle Corp.
1.650% due 03/25/26 170 161
4.500% due 05/06/28 40 40
Owl Rock Capital Corp.
4.250% due 01/15/26 559 548
2.875% due 06/11/28 185 167
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,239
Pacific Gas and Electric Co.
3.000% due 06/15/28 656 612
5.550% due 05/15/29 100 102
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 525
Penske Truck Leasing Co., LP / PTL
Finance Corp.
1.200% due 11/15/25 (Þ) 183 174
Philip Morris International, Inc.
0.875% due 05/01/26 70 65
4.750% due 02/12/27 200 201
Piedmont Operating Partnership, LP
9.250% due 07/20/28 138 151
Pioneer Natural Resources Co.
1.125% due 01/15/26 330 314
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 160 161
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 561 581
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,095
PPG Industries, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 03/15/26 100 94
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,734
Prospect Capital Corp.
3.706% due 01/22/26 (Ñ) 602 579
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 603
Radian Group, Inc.
4.875% due 03/15/27 609 602
Raytheon Technologies Corp.
3.950% due 08/16/25 130 129
Regal Rexnord Corp.
Series WI
6.050% due 02/15/26 1,068 1,076
Roche Holding AG
4.790% due 03/08/29 (Þ) 200 203
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 100 99
RTX Corp.
5.750% due 11/08/26 470 480
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 575 572
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 599
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 976 901
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 261 263
Skyworks Solutions, Inc.
1.800% due 06/01/26 741 697
Solventum Corp.
5.450% due 02/25/27 (Þ) 100 101
Southern California Edison Co.
5.650% due 10/01/28 320 331
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 618
Southern Power Co.
0.900% due 01/15/26 685 646
Southwestern Energy Co.
8.375% due 09/15/28 180 186
State Street Corp.
4.993% due 03/18/27 1,925 1,944
Sun Communities, Inc.
2.300% due 11/01/28 675 604
Synchrony Financial
3.700% due 08/04/26 576 557
Synovus Financial Corp.
5.625% due 02/15/28 455 450
System Energy Resources, Inc.
6.000% due 04/15/28 581 600
T-Mobile USA, Inc.
2.250% due 02/15/26 630 604

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 03/15/28 710 715
4.800% due 07/15/28 583 585
3.375% due 04/15/29 10 9
Toll Brothers Finance Corp.
4.875% due 11/15/25 589 586
Toyota Motor Credit Corp.
3.650% due 08/18/25 1,800 1,777
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 20 21
TransDigm , Inc.
6.375% due 03/01/29 (Þ) 90 92
Truist Financial Corp.
5.900% due 10/28/26 (SOFR +
1.626%)(Ê) 570 574
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 110 112
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 119 117
4.000% due 04/11/26 468 456
3.750% due 09/03/26 905 880
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 190 185
UnitedHealth Group, Inc.
4.700% due 04/15/29 330 333
4.800% due 01/15/30 120 121
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 638 594
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 20 21
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 28
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 89
Veralto Corp.
5.500% due 09/18/26 (Þ) 569 574
Verizon Communications, Inc.
4.125% due 03/16/27 80 79
2.100% due 03/22/28 30 28
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 584 573
Visa, Inc.
3.150% due 12/14/25 180 176
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 190 184
Vontier Corp.
Series WI
1.800% due 04/01/26 115 109
2.400% due 04/01/28 671 606
Walmart, Inc.
3.950% due 09/09/27 1,300 1,288
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.755% due 03/15/27 130 124
WEC Energy Group, Inc.
5.600% due 09/12/26 560 568
Wells Fargo & Co.
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 1,510 1,498
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 736 712
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 935 953
Western Gas Partners, LP
4.750% due 08/15/28 30 30
Western Midstream Operating, LP
4.650% due 07/01/26 570 564
6.350% due 01/15/29 30 31
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 579
137,852
International Debt - 14.4%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 516 511
1.542% due 06/16/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê)(Þ) 221 207
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 730 748
Apex Credit CLO 2020, Ltd.
Series 2024-1A Class A1RR
6.773% due 04/20/35 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 100 100
Apidos CLO XXVI
Series 2024-12A Class ARR
6.381% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 127 128
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 565 552
Atrium XIII
Series 2024-13A Class AR
6.433% due 11/21/30 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 541 541
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 854
Ballyrock CLO, Ltd.
Series 2024-2A Class A1RR
6.719% due 02/20/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 100
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 195
5.365% due 07/15/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê) 200 202
5.588% due 08/08/28 539 552
Bank of Montreal
5.266% due 12/11/26 485 491
Bank of Nova Scotia (The)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 12/16/25 576 571
4.750% due 02/02/26 450 449
1.050% due 03/02/26 360 339
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 990 989
4.836% due 05/09/28 610 600
Barings Private Credit Corp CLO
Series 2023-1A Class A1
7.701% due 07/15/31 (CME Term
SOFR 3 Month + 2.400%)(Ê)(Þ) 68 68
BAT Capital Corp.
3.215% due 09/06/26 190 184
BAT International Finance PLC
1.668% due 03/25/26 630 597
BCRED MML CLO LLC
Series 2021-1A Class A
7.043% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 200
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 26 26
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 7 8
BNP Paribas SA
4.375% due 05/12/26 (Þ) 421 414
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 176 166
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 200
5.615% due 07/17/26 1,740 1,765
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 255 244
Cencosud SA
4.375% due 07/17/27 (Þ) 584 563
Columbia Cent CLO 32, Ltd.
Series 2024-32A Class A1R
6.733% due 07/24/34 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 310 310
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 436
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 568 535
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 493
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 199
Deutsche Bank AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 621 595
Dryden Senior Loan Fund
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 203 203
Series 2021-87A Class A1
6.729% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 270
Series 2024-40A Class AR2
6.472% due 08/15/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 914 914
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 604 615
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
6.802% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 131
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 619
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 622
Enel Finance International NV
3.500% due 04/06/28 (Þ) 584 557
Engie SA
5.250% due 04/10/29 (Þ) 200 203
Equinor ASA
3.000% due 04/06/27 475 458
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 527
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 210
Fortis, Inc.
Series WI
3.055% due 10/04/26 604 580
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 130 127
Goldentree Loan Management, LP
Series 2024-4A Class ARR
6.433% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 222 223
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 250 239
Greywolf CLO VI, Ltd.
Series 2018-1A Class A2
1.806% due 04/26/31 (USD 3 Month
LIBOR + 1.630%)(Ê)(Þ) 250 250
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 250

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 263
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 638 602
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 696
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 200 203
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 597 587
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 735 713
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 264
Series VAR
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 763 722
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 469
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 545 556
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 223
Israel Government International Bond
5.375% due 03/12/29 200 199
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 542 546
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 593
Macquarie Bank, Ltd.
1.340% due 01/12/27 (SOFR +
1.069%)(Ê)(Þ) 756 715
Madison Park Funding XXXI, Ltd.
Series 2024-24A Class AR2
6.402% due 10/20/29 (CME Term
SOFR 3 Month + 1.120%)(Ê)(Þ) 1,023 1,024
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 632 614
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 253
Mercedes-Benz Finance North America
LLC
4.750% due 08/01/27 (Þ) 210 211
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 213 212
Mountain View CLO XVI, Ltd.
Series 2024-1A Class A1R
6.761% due 04/15/34 (CME Term
SOFR 3 Month + 1.460%)(Ê)(Þ) 100 100
National Australia Bank, Ltd.
4.966% due 01/12/26 460 461
NatWest Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 639 599
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 628 582
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 195
Nomura Holdings, Inc.
1.653% due 07/14/26 626 586
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 258
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 329
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 527
Octagon Investment Partners 28, Ltd.
Series 2024-1A Class XRR
6.624% due 04/24/37 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 460 460
Octagon Investment Partners 39, Ltd.
Series 2024-3A Class AR
6.432% due 10/20/30 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 497 498
Octagon Investment Partners 52, Ltd.
Series 2024-1A Class X
6.612% due 07/23/37 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 240 240
Octagon Investment Partners XIV, Ltd.
Series 2021-1A Class AARR
6.606% due 07/15/29 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 52 52
Oversea-Chinese Banking Corp., Ltd.
1.832% due 09/10/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.580%)(Ê)(Þ) 590 568
Palmer Square Loan Funding, Ltd.
Series 2024-3A Class A1AR
6.401% due 04/15/31 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 472 472
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
5.450% due 05/21/28 (Þ) 220 222
Prosus NV
3.257% due 01/19/27 (Þ) 647 611
3.061% due 07/13/31 (Þ) 240 201
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 240 227
Rogers Communications, Inc.
3.625% due 12/15/25 554 543
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,692
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 184
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 703 716

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Setanta Aircraft Leasing DAC Term
Loan B
7.085% due 11/05/28 (USD 3 Month
LIBOR  + 1.750%)(Ê) 65 65
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 688 697
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 258
Societe Generale SA
4.750% due 11/24/25 (Þ) 422 416
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 260 246
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 619
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 316
Suncor Energy, Inc.
7.875% due 06/15/26 489 513
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 696 701
Suzano International Finance BV
5.500% due 01/17/27 120 120
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 127 127
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 331
THL Credit Wind River CLO, Ltd.
Series 2024-2A Class A1R
6.501% due 07/15/30 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 1,405 1,405
TIAA CLO I, Ltd.
Series 2024-1A Class ARR
6.575% due 07/20/31 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,131 1,136
Toronto-Dominion Bank (The)
0.750% due 09/11/25 290 277
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 480
Toyota Motor Credit Corp.
1.339% due 03/25/26 60 57
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 613
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 477
TSMC Arizona Corp.
1.750% due 10/25/26 200 187
UBS Group AG
4.125% due 09/24/25 (Þ) 340 336
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 365 362
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 583
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 599
Valley Stream Park CLO, Ltd.
Series 2023-1A Class DR
9.432% due 10/20/34 (CME Term
SOFR 3 Month + 4.150%)(Ê)(Þ) 110 111
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 192
7.500% due 01/15/28 (Þ) 201 213
Venture 34 CLO, Ltd.
Series 34A-AR
6.566% due 10/15/31 (CME Term
SOFR 3 Month + 1.280%)(Ê)(Þ) 455 455
Verdelite Static CLO, Ltd.
Series 2024-1A Class B
6.944% due 07/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 130 130
Voya CLO, Ltd.
Series 2024-3A Class A1R2
6.501% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 185 186
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 659 624
Whitebox CLO I, Ltd.
Series 2024-1A Class A1RR
1.000% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 120 120
Whitebox CLO III, Ltd.
Series 2021-3A Class A1
6.790% due 10/15/34 (CME Term
SOFR 3 Month + 1.482%)(Ê)(Þ) 250 250
Yara International ASA
4.750% due 06/01/28 (Þ) 593 584
56,104
Loan Agreements - 0.2%
APIi Group DE, Inc. 2024 Term Loan B
7.347% due 01/03/29 (USD 1 Month
LIBOR + 2.000%)(Ê) 77 77
Asurion LLC 2021 Term Loan B9
8.708% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 127 125
Charter Communications Operating
LLC / Charter Communications
Operating Capital Term Loan B4
7.341% due 12/09/30 (USD 3 Month
LIBOR  + 2.000%)(Ê) 107 106
Hudson River Trading LLC 2021 Term
Loan
8.458% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 127 127
Nexstar Broadcasting, Inc. Term Loan
B4

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.958% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Rent-A-Center, Inc. 1st Lien Term
Loan B
8.002% due 02/17/28 (USD 3 Month
LIBOR  + 2.750%)(Ê) 120 120
Virgin Media Secured Finance PLC
Term Loan
7.943% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 125
757
Mortgage-Backed Securities - 10.9%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 220 239
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 202 192
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 315
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 42 42
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 292
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN29 Class A1
0.549% due 11/15/53 407 392
Series 2021-BN36 Class A5
2.470% due 09/15/64 100 85
BBCMS Mortgage Trust
Series 2023 C19 Class A1
5.698% due 04/15/56 208 209
Series 2023-C20 Class A1
5.862% due 07/15/56 211 212
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 49 48
Series 2020-B21 Class A1
0.537% due 12/17/53 76 74
Series 2020-B22 Class A1
0.509% due 01/15/54 567 544
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,137 235
Series 2023-B39 Class A1
6.035% due 07/15/55 207 209
Series 2023-V3 Class A1
5.957% due 07/15/56 151 152
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 325 327
BPR Trust
Series 2021-TY Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.800% due 09/15/38 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 246
BRAVO Residential Funding Trust
5.803% due 06/25/64 1,300 1,300
Series 2024-NQM1 Class A1
5.943% due 12/01/63 (~)(Ê)(Þ) 1,378 1,385
BX Commercial Mortgage Trust
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 209
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 218 215
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 182 180
BX Trust
Series 2019-OC11 Class A
3.202% due 12/09/41 (Þ) 270 245
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 306
Series 2021-BXMF Class A
6.083% due 10/15/26 (CME Term
SOFR 1 Month + 0.750%)(Ê)(Þ) 289 285
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 247
Series 2022-PSB Class A
4.951% due 08/15/39 (CME Term
SOFR 1 Month + 2.451%)(Ê)(Þ) 120 120
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 318 300
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 840 802
Series 2020-GC46 Class A1
1.846% due 02/15/53 31 31
COLT Funding LLC
Series 2023-1 Class A1
6.048% due 04/25/68 (~)(Ê)(Þ) 2 2
Series 2024-4 Class A1
5.949% due 07/25/69 (~)(Ê)(Þ) 1,095 1,101
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 87 81
Series 2024-1 Class A1
5.835% due 02/25/69 (~)(Ê)(Þ) 1,351 1,357
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 1,648 1,661
Series 2024-INV1 Class A1
5.903% due 12/25/68 (~)(Ê)(Þ) 850 851
Series 2024-INV2 Class A1
6.421% due 05/25/69 (~)(Ê)(Þ) 6 6
Commercial Mortgage Trust
Series 2015-CR22 Class ASB
3.144% due 03/10/48 18 18

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-LC23 Class ASB
3.598% due 10/10/48 13 12
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 303
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 170 151
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 156 132
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class ASB
3.448% due 08/15/48 16 16
Series 2016-C7 Class ASB
3.314% due 11/15/49 82 81
Series 2020-C19 Class A1
1.296% due 03/15/53 57 56
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 133 115
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 246
Extended Stay America Trust
Series 2021-ESH Class C
7.147% due 07/15/38 (CME Term
SOFR 1 Month + 1.814%)(Ê)(Þ) 218 216
Fannie Mae
2.280% due 2026 278 264
2.000% due 2033 539 512
3.000% due 2034 76 74
3.000% due 2040 1,277 1,175
5.500% due 2052 245 246
30 Year TBA(Ï)
5.500% 100 100
6.000% 100 101
6.500% 100 102
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 7 7
Freddie Mac
3.269% due 2049 (FTSE USD IBOR
Consumer Cash Fallbacks Term 1
Year Rate + 1.630%)(Ê) 711 678
6.000% due 2053 183 186
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 129 130
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 35 35
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 100 103
GCAT Trust
Series 2024-INV1 Class 1A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/25/54 (~)(Ê)(Þ) 181 180
Series 2024-INV2 Class A6
6.000% due 06/25/54 5 5
Ginnie Mae II
5.500% due 2053 95 96
30 Year TBA(Ï)
5.500% 200 201
6.000% 100 101
6.500% 100 102
Ginnie Mae REMICS
Series 2016-H11 Class HA
2.500% due 01/20/66 465 452
Series 2017-H03 Class NA
3.125% due 10/20/66 599 579
Series 2017-H23 Class MA
3.000% due 11/20/67 194 185
Series 2021-H15 Class HB
1.250% due 09/20/65 159 148
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 594 590
GS Mortgage Securities Trust
Series 2023-PJ4 Class A15
6.000% due 01/25/54 (~)(Ê)(Þ) 347 349
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 248
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2017-JP5 Class ASB
3.549% due 03/15/50 220 214
Series 2017-JP7 Class A3
3.379% due 09/15/50 530 527
JPMorgan Mortgage Trust
6.000% due 12/25/54 (Þ) 660 659
Series 2023-4 Class 1A4A
5.500% due 11/25/53 (~)(Ê)(Þ) 706 703
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 804 809
Series 2024-1 Class A6
6.000% due 06/25/54 (~)(Ê)(Þ) 1,073 1,076
Series 2024-2 Class A6A
6.000% due 08/25/54 (~)(Ê)(Þ) 693 697
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 136 128
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 452
Series 2015-C25 Class A3
3.280% due 10/15/48 247 242
Series 2016-C32 Class ASB
3.514% due 12/15/49 165 161
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 227 217
Series 2021-L7 Class A1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.881% due 08/15/26 706 671
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 01/15/28 157 158
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 191 177
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 275
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 182 160
Onslow Bay Financial LLC
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 1,470 1,477
Series 2024-NQM2 Class A1
5.878% due 12/25/63 (~)(Ê)(Þ) 8 8
Series 2024-NQM4 Class A1
6.067% due 01/25/64 (~)(Ê)(Þ) 610 613
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 150 147
Rate Mortgage Trust
6.000% due 07/25/54 (~)(Ê)(Þ) 1,005 1,008
Sequoia Mortgage Trust
Series 2023-3 Class A4
6.000% due 09/25/53 (~)(Ê)(Þ) 548 554
Series 2024-2 Class A4
6.000% due 12/25/53 (~)(Ê)(Þ) 759 767
Series 2024-6 Class A11
6.000% due 07/27/54 (~)(Ê)(Þ) 1,175 1,178
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 202 187
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 297 293
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 246
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 267
Towd Point Mortgage Trust
Series 2018-5 Class A1A
3.250% due 07/25/58 (~)(Ê)(Þ) 1,863 1,813
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 364 344
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 256 246
Verus Securitization Trust
Series 2024-1 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.712% due 01/25/69 (~)(Ê)(Þ) 745 745
Series 2024-2 Class A1
6.095% due 02/25/69 (Þ) 816 822
Series 2024-INV1 Class A1
6.116% due 03/25/69 (~)(Ê)(Þ) 222 224
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 625
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 24 24
Series 2016-C35 Class A3
2.674% due 07/15/48 822 790
Series 2020-C57 Class A1
0.903% due 08/15/53 59 58
42,554
Municipal Bonds - 0.0%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 170 170
United States Government Agencies - 0.6%
Fannie Mae
5.430% due 06/18/26 (SOFR +
0.100%)(Ê) 240 240
Federal Home Loan Banks
5.500% due 09/17/25 1,400 1,400
5.875% due 12/18/28 800 800
2,440
United States Government Treasuries - 9.6%
United States Treasury Notes
5.000% due 08/31/25 3,700 3,710
5.000% due 10/31/25 3,210 3,224
4.875% due 04/30/26 4,150 4,184
4.875% due 05/31/26 195 197
0.625% due 07/31/26 3,940 3,668
4.625% due 09/15/26 750 756
4.625% due 11/15/26 30 30
1.250% due 11/30/26 190 178
4.500% due 04/15/27 15,990 16,145
4.375% due 11/30/28 5,435 5,525
3.875% due 08/15/33 10 10
37,627
Total Long-Term Investments
(cost $325,625) 326,523
Options Purchased - 0.0%
(Number of Contracts)
Three Month SOFR
Futures
Bank of Montreal Dec 2024 95.50
Put (11) USD 2,626 (ÿ) 6
United States 5 Year
Treasury Note Futures
Bank of Montreal Aug 2024
107.75 Call (10) USD 1,078 (ÿ) 6
Bank of Montreal Aug 2024
109.25 Call (10) USD 1,093 (ÿ) 1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Options Purchased
(cost $14) 13
Short-Term Investments - 16.1%
AbbVie, Inc.
3.600% due 05/14/25 330 326
Series WI
2.600% due 11/21/24 440 436
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 287
3.500% due 01/15/25 510 505
American Honda Finance Corp.
1.500% due 01/13/25 500 492
1.200% due 07/08/25 380 367
Amgen, Inc.
1.900% due 02/21/25 250 245
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 740 738
Atlantic Asset Securitization LLC
5.506% due 09/12/24 (ç)(Þ)(ž) 400 397
Autobahn Funding Co. LLC
1.000% due 09/09/24 (ç) 1,400 1,392
Bank of Montreal
3.700% due 06/07/25 605 597
Bank of Nova Scotia (The)
3.450% due 04/11/25 60 59
Barclays Bank PLC
5.605% due 10/09/24 (Þ)(ž) 1,200 1,188
Boeing Co. (The)
4.875% due 05/01/25 80 79
Cargill, Inc.
3.500% due 04/22/25 (Þ) 370 366
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 180 179
Cigna Corp.
3.250% due 04/15/25 540 532
Constellation Energy Generation LLC
3.250% due 06/01/25 855 840
Credit Agricole SA
3.250% due 10/04/24 (Þ) 1,400 1,394
Credit Suisse AG
7.950% due 01/09/25 250 253
CVS Health Corp.
3.875% due 07/20/25 660 651
Devon Energy Corp.
Series WI
5.250% due 09/15/24 180 180
DR Horton, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 10/15/24 140 139
Edison International
4.950% due 04/15/25 190 189
Elevance Health, Inc.
3.500% due 08/15/24 395 395
Energy Transfer, LP
2.900% due 05/15/25 200 196
Enterprise Products Operating LLC
3.750% due 02/15/25 600 595
EOG Resources, Inc.
3.150% due 04/01/25 230 227
Equinor ASA
2.875% due 04/06/25 580 571
Exxon Mobil Corp.
2.992% due 03/19/25 360 355
Fannie Mae
4.500% due 06/01/25 7 7
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 120
0.710% due 04/21/25 1,900 1,843
Federal Home Loan Bank Discount
Notes
4.952% due 08/14/24 (ç)(ž) 390 389
General Mills, Inc.
4.000% due 04/17/25 1,800 1,783
General Motors Financial Co., Inc.
2.750% due 06/20/25 250 244
Gotham Funding Corp.
5.620% due 10/09/24 (Þ)(ž) 600 594
Home Depot, Inc. (The)
2.700% due 04/15/25 70 69
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,398
Humana, Inc.
4.500% due 04/01/25 20 20
ING US Funding LLC
5.454% due 09/26/24 (ç)(Þ)(ž) 800 793
Kinder Morgan, Inc.
4.300% due 06/01/25 340 337
L3Harris Technologies, Inc.
3.832% due 04/27/25 140 138
Las Vegas Sands Corp.
2.900% due 06/25/25 190 185
Liberty Street Funding LLC
5.614% due 10/04/24 (Þ)(ž) 1,400 1,386
Lowe's Cos., Inc.
3.125% due 09/15/24 120 120
Manhattan Asset Funding Co. LLC
5.509% due 09/13/24 (ç)(Þ)(ž) 1,000 994
McDonald's Corp.
3.300% due 07/01/25 270 266

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,776
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/25 250 241
MPLX, LP
4.000% due 02/15/25 240 238
Northrop Grumman Corp.
2.930% due 01/15/25 80 79
Pacific Gas and Electric Co.
4.950% due 06/08/25 310 308
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 483
PayPal Holdings, Inc.
2.400% due 10/01/24 370 368
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,187
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 895
Royal Bank of Canada
3.375% due 04/14/25 210 207
Southwest Airlines Co.
5.250% due 05/04/25 150 149
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (~)(Ê)(v) 75 51
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/22 (~)(Ê)(v) 237 31
Swedbank AB
3.356% due 04/04/25 (Þ) 340 336
Tennessee Valley Authority
0.750% due 05/15/25 370 358
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 25 25
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,379
TotalEnergies Capital International SA
2.434% due 01/10/25 1,800 1,777
Toyota Motor Credit Corp.
3.000% due 04/01/25 300 296
U.S. Cash Management Fund(@) 16,486,660(∞) 16,483
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,769
United States Treasury Bills
5.199% due 08/20/24 (ç)(ž) 1,690 1,686
5.386% due 09/10/24 (ž) 300 298
5.396% due 09/17/24 (ç)(ž) 280 278
5.386% due 09/26/24 (ç)(ž) 980 972
5.330% due 10/29/24 (ž) 790 780
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.152% due 01/23/25 (ž) 240 234
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,120
US Bank NA
Series BKNT
2.050% due 01/21/25 340 335
Viatris , Inc.
Series WI
1.650% due 06/22/25 505 488
Walt Disney Co. (The)
1.750% due 08/30/24 1,800 1,794
WarnerMedia Holdings, Inc.
Series WI
3.638% due 03/15/25 190 187
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,296
Total Short-Term Investments
(cost $63,400) 62,760
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 577,102 (∞) 577
Total Other Securities
(cost $577) 577
Total Investments - 99.7%
(identified cost $389,616) 389,873
Other Assets and Liabilities,
Net - 0.3%
1,097
Net Assets - 100.0%
390,970

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
31.9%
2023-MIC Trust (The) 10/26/23 220,000 100.00 220
239
ABN AMRO Bank NV 04/29/24 516,000 97.53 503
511
ABN AMRO Bank NV 06/13/24 221,000 92.64 205
207
Aircastle , Ltd. 09/14/23 231,000 88.26 204
212
Alaska Airlines Pass-Through Trust 11/17/23 468,038 97.11 455
462
American Airlines Group, Inc. 11/17/23 90,000 102.79 92
93
American Homes 4 Rent Trust 11/13/23 1,168,113 96.32 1,125
1,150
AMSR Trust 01/16/24 1,140,961 94.25 1,075
1,100
AMSR Trust 02/01/24 964,807 93.86 906
920
AMSR Trust 02/06/24 1,698,370 95.47 1,621
1,656
AMSR Trust 05/01/24 481,779 91.95 443
460
AMSR Trust 06/07/24 2,575,000 91.55 2,357
2,399
Anglo American Capital PLC 09/15/23 740,000 100.14 741
738
Apex Credit CLO 2020, Ltd. 05/22/24 100,000 100.00 100
100
Apidos CLO XXVI 06/24/24 127,497 100.00 127
128
Arbor Multifamily Mortgage Securities Trust 09/27/21 202,150 100.00 202
192
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.77 355
315
AREIT, Inc. 09/28/21 42,343 99.99 42
42
Ashtead Capital, Inc. 04/29/24 565,000 95.99 542
552
Atlantic Asset Securitization LLC 05/16/24 400,000 99.37 397
397
Atrium XIII 03/06/24 540,761 100.00 541
541
Avenue of Americas 10/20/21 310,000 99.89 310
292
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,580,000 99.69 1,575
1,565
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 95.49 888
906
Avis Budget Rental Car Funding (AESOP) LLC 04/02/24 890,000 100.16 891
905
BAE Systems PLC 03/19/24 850,000 99.55 846
854
Ballyrock CLO, Ltd. 02/07/24 100,000 100.00 100
100
Barclays Bank PLC 07/02/24 1,200,000 98.97 1,188
1,188
Barings Private Credit Corp CLO 07/28/23 67,510 100.00 67
68
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
200
BDS, Ltd. 07/22/21 26,179 100.00 26
26
Black Diamond CLO, Ltd. 07/15/21 7,498 100.00 7
8
BNP Paribas SA 05/16/24 176,000 93.74 165
166
BNP Paribas SA 07/17/24 421,000 98.26 414
414
BorgWarner, Inc. 05/15/24 710,000 99.18 704
706
BPR Trust 09/10/21 250,000 100.00 250
246
BRAVO Residential Funding Trust 01/18/24 1,378,089 100.00 1,378
1,385
Broadcom, Inc. 02/14/24 705,000 90.01 635
642
BX Commercial Mortgage Trust 06/16/21 250,000 100.40 251
209
BX Commercial Mortgage Trust 10/14/21 218,212 99.58 217
215
BX Commercial Mortgage Trust 02/10/22 182,217 99.63 182
180
BX Trust 10/13/21 310,000 99.79 309
306
BX Trust 10/28/21 289,113 99.63 288
285
BX Trust 01/21/22 250,000 100.00 250
247
BX Trust 09/20/23 270,000 85.67 231
245
BX Trust 01/18/24 119,698 100.32 120
120
BXMT, Ltd. 04/09/21 317,740 100.00 318
300
Caesars Entertainment, Inc. 02/29/24 90,000 102.44 92
92
Cargill, Inc. 01/28/21 190,000 96.87 184
179
Cargill, Inc. 04/25/23 1,300,000 100.13 1,302
1,301
Cargill, Inc. 10/31/23 370,000 98.55 365
366
Carnival Corp. 02/29/24 80,000 108.57 87
87
Cedar Funding V CLO, Ltd. 07/23/21 255,004 100.00 255
244
Cencosud SA 08/14/23 584,000 95.93 560
563
COLT Funding LLC 04/18/23 2,149 99.88 2
2
COLT Funding LLC 07/11/24 1,095,000 100.00 1,095
1,101
COLT Mortgage Loan Trust 02/18/22 87,051 99.99 87
81
COLT Mortgage Loan Trust 01/19/24 850,091 100.00 850
851
COLT Mortgage Loan Trust 01/31/24 1,350,972 100.00 1,351
1,357
COLT Mortgage Loan Trust 04/03/24 1,648,164 100.00 1,648
1,661
COLT Mortgage Loan Trust 04/22/24 5,920 100.00 6
6
Columbia Cent CLO 32, Ltd. 03/07/24 310,000 100.10 310
310
Columbia Pipelines Holding Co. LLC 09/27/23 210,000 100.26 211
213
Columbia Pipelines Holding Co. LLC 10/12/23 785,000 100.42 789
816
Commercial Mortgage Trust 01/30/20 310,000 102.23 317
303
Continental Resources, Inc. 04/25/22 190,000 93.46 178
179
Cooperatieve Rabobank UA 04/05/22 450,000 99.40 447
436
Credit Agricole SA 01/22/24 521,000 93.30 486
493

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 02/22/24 1,400,000 99.59 1,394
1,394
Credit Agricole SA 04/29/24 568,000 96.31 550
535
Credit Suisse Mortgage Trust 09/27/21 155,797 99.99 156
132
Credit Suisse Mortgage Trust 03/04/22 169,889 97.39 165
151
Daimler Finance NA LLC 05/20/21 210,000 100.28 211
199
DISH DBS Corp. 11/10/21 20,000 100.00 20
17
Dryden Senior Loan Fund 07/26/21 202,932 100.00 203
203
Dryden Senior Loan Fund 04/08/22 270,000 99.33 268
270
Dryden Senior Loan Fund 11/20/23 200,000 99.45 199
200
Dryden Senior Loan Fund 05/03/24 913,536 100.00 914
914
Element Fleet Management Corp. 01/22/24 604,000 101.26 612
615
Ellington Financial Mortgage Trust 01/14/22 132,993 99.99 133
115
Elmwood CLO I, Ltd. 02/01/24 130,000 100.00 130
131
ELP Commercial Mortgage Trust 11/01/21 249,709 99.67 249
246
Enel Finance International NV 04/29/24 584,000 93.23 544
557
Engie SA 04/03/24 200,000 99.67 199
203
Enterprise Fleet Financing LLC 03/23/22 113,551 99.99 114
113
EQT Corp. 05/09/24 290,000 98.16 285
279
ERAC USA Finance LLC 04/26/23 375,000 99.71 374
375
Extended Stay America Trust 09/19/23 217,540 98.69 215
216
First Quantum Minerals, Ltd. 02/29/24 200,000 103.73 207
210
FirstKey Homes Trust 02/29/24 451,653 94.17 425
433
FirstKey Homes Trust 05/01/24 515,694 93.56 482
492
FirstKey Homes Trust 05/06/24 1,448,038 96.95 1,404
1,421
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 129,105 100.00 129
130
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 34,779 100.00 35
35
Freddie Mac Structured Agency Credit Risk Debt Notes 04/10/24 100,000 100.94 101
103
GA Global Funding Trust 01/08/21 285,000 99.97 285
271
GCAT Trust 01/22/24 181,474 98.51 179
180
GECU Auto Receivables Trust 08/07/23 270,000 99.99 270
272
Georgia-Pacific LLC 05/20/21 170,000 95.60 163
159
GFL Environmental, Inc. 02/29/24 90,000 98.28 88
89
Glencore Funding LLC 04/30/24 130,000 96.13 125
127
Goldentree Loan Management, LP 03/07/24 222,254 100.00 222
223
GoodGreen Trust 04/21/21 157,670 99.98 158
132
Gotham Funding Corp. 07/26/24 600,000 98.97 594
594
Great-West Lifeco U.S. Finance 2020, LP 09/14/23 250,000 97.74 244
239
Greywolf CLO VI, Ltd. 11/20/23 250,000 99.50 249
250
GS Mortgage Securities Trust 08/18/23 346,991 98.62 342
349
Halsey Point CLO I, Ltd. 11/20/23 250,000 99.84 250
250
Harley-Davidson Financial Services, Inc. 02/21/24 463,000 101.65 471
479
Hawaii Hotel Trust 06/17/21 250,000 100.13 250
248
Hertz Vehicle Financing III LLC 12/26/23 815,000 103.03 840
843
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
231
Hertz Vehicle Financing III, LP 05/27/22 2,350,000 92.51 2,149
2,175
Hertz Vehicle Financing LLC 11/12/21 487,500 99.52 485
482
Hertz Vehicle Financing LLC 02/06/24 585,000 92.42 541
541
Highmark, Inc. 05/05/21 520,000 99.95 520
485
Hilton Grand Vacations Trust 06/02/20 110,313 99.99 110
106
HINNT LLC 03/19/24 209,356 99.97 209
212
Home Partners of America Trust 02/13/24 490,939 83.81 411
430
Hyundai Capital America 01/04/24 20,000 101.03 20
20
Hyundai Capital America 06/18/24 170,000 99.84 170
172
ICICI Bank, Ltd. 02/21/24 597,000 97.72 583
587
Imperial Brands Finance PLC 06/13/24 735,000 96.25 707
713
ING US Funding LLC 03/27/24 800,000 99.18 793
793
InRetail Consumer 02/14/24 513,000 90.08 462
469
Intesa Sanpaolo SpA 10/18/23 545,000 100.35 547
556
Inversiones CMPC SA 08/23/23 230,000 95.97 221
223
Invitation Homes Trust 05/31/23 929,197 99.88 928
930
Jackson National Life Global Funding 06/23/20 650,000 102.40 666
626
JPMorgan Mortgage Trust 09/21/23 803,606 98.54 792
809
JPMorgan Mortgage Trust 01/19/24 1,073,100 99.86 1,072
1,076
JPMorgan Mortgage Trust 01/26/24 705,612 99.50 702
703
JPMorgan Mortgage Trust 02/22/24 693,469 99.35 689
697
JPMorgan Mortgage Trust 07/18/24 660,000 99.71 658
659
KeySpan Gas East Corp. 07/17/24 607,000 95.03 577
578
Legacy Mortgage Asset Trust 10/06/21 135,507 103.80 141
128

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
LG Energy Solution, Ltd. 04/29/24 542,000 99.75 541
546
Liberty Street Funding LLC 07/08/24 1,400,000 99.05 1,387
1,386
Lunar Structured Aircraft Portfolio Notes 11/05/21 193,031 100.00 193
174
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99.98 1,315
1,327
M&T Equipment Notes 08/08/23 280,000 99.97 280
284
Macquarie Bank, Ltd. 05/09/24 756,000 93.75 709
715
Madison Park Funding XXXI, Ltd. 05/14/24 1,023,081 100.00 1,023
1,024
Manhattan Asset Funding Co. LLC 07/15/24 1,000,000 99.36 994
994
MasTec , Inc. 09/14/23 550,000 92.45 508
532
Mattel, Inc. 09/14/23 607,000 95.43 579
587
MEGlobal BV 08/23/23 260,000 96.92 252
253
Mercedes-Benz Finance North America LLC 07/29/24 210,000 99.87 210
211
Merchants Fleet Funding LLC 06/11/24 300,000 99.99 300
303
Met Tower Global Funding 09/07/21 985,000 97.25 958
916
MF1, Ltd. 09/10/21 213,484 100.00 213
212
Monongahela Power Co. 12/12/23 440,000 95.73 421
425
Mountain View CLO XVI, Ltd. 04/02/24 100,000 100.00 100
100
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.95 435
440
National Securities Clearing Corp. 05/20/21 340,000 99.66 339
322
Navient Private Education Refi Loan Trust 01/28/21 4,927 101.90 5
5
Navient Private Education Refi Loan Trust 01/27/23 182,425 96.65 176
176
NBK Tier 1 Financing 2, Ltd. 07/17/24 628,000 92.65 582
582
NCL Corp., Ltd. 01/10/24 30,000 104.75 31
32
NCL Corp., Ltd. 02/29/24 60,000 104.76 63
63
Nelnet Student Loan Trust 01/07/22 250,000 100.38 251
248
Nestle Holdings, Inc. 02/29/24 1,500,000 100.48 1,507
1,516
New Residential Mortgage Loan Trust 03/03/22 191,438 99.63 191
177
NGPL PipeCo LLC 04/26/23 536,000 98.31 527
531
Nissan Motor Acceptance Corp. 02/21/24 702,000 93.78 658
662
Nissan Motor Co., Ltd. 04/25/22 200,000 99.05 198
195
Nordea Bank Abp 05/21/21 270,000 99.79 269
258
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.95 570
539
NRG Energy, Inc. 02/21/24 628,000 95.18 598
600
NTT Finance Corp. 02/24/21 350,000 96.06 336
329
NYO Commercial Mortgage Trust 11/08/21 310,000 99.57 309
275
OBX Trust 01/18/22 182,257 99.99 182
160
Octagon Investment Partners 28, Ltd. 04/25/24 460,000 100.00 460
460
Octagon Investment Partners 39, Ltd. 03/05/24 497,265 100.00 497
498
Octagon Investment Partners 52, Ltd. 06/26/24 240,000 100.00 240
240
Octagon Investment Partners XIV, Ltd. 10/24/23 52,307 99.69 52
52
Onslow Bay Financial LLC 01/04/24 1,469,799 100.00 1,470
1,477
Onslow Bay Financial LLC 01/25/24 7,598 100.00 8
8
Onslow Bay Financial LLC 03/05/24 609,977 100.00 610
613
Oversea-Chinese Banking Corp., Ltd. 02/21/24 590,000 94.52 558
568
Pacific Life Global Funding II 06/17/20 500,000 99.96 500
483
Palmer Square Loan Funding, Ltd. 03/06/24 471,724 100.00 472
472
Pear LLC 03/12/24 262,247 96.78 254
255
Pennsylvania Electric Co. 03/28/23 525,000 99.86 524
525
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/18/23 183,000 93.55 171
174
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 08/23/23 220,000 99.38 219
222
Premier Global Infrastructure Trust PLC 09/30/21 149,884 99.32 149
147
Progress Residential Trust 01/12/24 805,634 92.16 742
759
Progress Residential Trust 01/12/24 810,234 97.07 787
793
Progress Residential Trust 02/28/24 430,076 92.45 398
405
Progress Residential Trust 02/29/24 183,071 91.56 168
171
Progress Residential Trust 04/02/24 390,049 94.44 368
388
Prosus NV 07/07/21 240,000 100.00 240
201
Prosus NV 02/15/23 647,000 93.43 605
611
Protective Life Global Funding 07/08/20 930,000 100.00 930
895
QazaqGaz NC JSC 08/23/23 240,000 93.73 225
227
Rate Mortgage Trust 06/28/24 1,005,231 99.46 1,000
1,008
RCKT Mortgage Trust 05/20/24 1,296,549 99.69 1,292
1,301
Roche Holding AG 03/04/24 200,000 100.00 200
203
Royal Caribbean Cruises, Ltd. 02/29/24 100,000 98.56 99
99
Sealed Air Corp. 09/15/21 976,000 96.05 926
901
Sequoia Mortgage Trust 08/18/23 548,146 99.03 543
554
Sequoia Mortgage Trust 02/08/24 759,452 99.87 758
767
Sequoia Mortgage Trust 06/21/24 1,174,691 99.48 1,169
1,178

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SFS Auto Receivables Securitization Trust 01/09/24 170,000 99.99 170
171
SG Capital Partners LLC 03/07/22 202,347 99.84 202
187
SK Hynix, Inc. 05/09/24 688,000 100.34 690
697
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.85 270
258
SMB Private Education Loan Trust 05/12/23 244,568 100.00 245
250
SMB Private Education Loan Trust 03/07/24 222,854 99.97 223
226
Societe Generale SA 09/14/23 260,000 92.65 241
246
Societe Generale SA 01/22/24 422,000 98.50 416
416
Solventum Corp. 02/23/24 100,000 99.97 100
101
SREIT Trust 11/16/21 296,628 99.50 295
293
Standard Chartered PLC 02/15/23 655,000 93.01 609
619
STAR Trust 07/06/23 1,632,302 99.78 1,629
1,634
Starwood Real Estate Income Trust 07/12/21 250,000 99.71 249
246
STWD Trust 11/24/21 270,000 99.69 269
267
Suzano Austria GmbH 05/09/24 696,000 99.96 696
701
Swedbank AB 04/25/22 340,000 99.95 340
336
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 170,000 100.00 170
170
TCI-Flatiron CLO, Ltd. 01/14/22 127,413 100.00 127
127
THL Credit Wind River CLO, Ltd. 07/08/24 1,405,000 100.00 1,405
1,405
TIAA CLO I, Ltd. 04/18/24 1,130,857 100.00 1,131
1,136
Towd Point HE Trust 05/20/24 1,270,836 100.12 1,272
1,273
Towd Point Mortgage Trust 07/01/19 40,413 101.27 41
39
Towd Point Mortgage Trust 11/18/21 363,799 101.01 367
344
Towd Point Mortgage Trust 12/15/21 256,499 96.20 247
246
Towd Point Mortgage Trust 05/20/24 1,863,370 96.93 1,806
1,813
Towd Point Mortgage Trust 05/20/24 1,409,785 99.38 1,401
1,411
Toyota Auto Loan Extended Note Trust 06/11/24 250,000 99.97 250
256
TransDigm , Inc. 02/29/24 90,000 100.58 91
92
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 97.91 474
477
Tricon American Homes Trust 01/12/24 1,600,785 88.44 1,416
1,440
Tricon Residential Trust 05/22/24 750,000 96.64 725
743
Trinital CLO, Ltd. 07/24/24 910,000 100.00 910
910
UBS Group AG 05/21/21 340,000 103.26 351
336
UBS Group AG 05/03/22 365,000 99.25 362
362
UBS Group AG 02/15/23 579,000 100.22 580
583
UniCredit SpA 09/14/23 635,000 91.04 578
599
United Airlines, Inc. 03/18/22 190,000 99.43 189
185
Valley Stream Park CLO, Ltd. 09/08/23 110,000 100.00 110
111
Var Energi ASA 05/11/23 194,000 98.39 191
192
Var Energi ASA 09/14/23 201,000 102.85 207
213
Venture 34 CLO, Ltd. 06/28/24 455,000 100.00 455
455
Venture Global LNG, Inc. 02/29/24 80,000 106.39 85
89
Veralto Corp. 04/29/24 569,000 99.68 567
574
Verdelite Static CLO, Ltd. 06/21/24 130,000 100.00 130
130
Verus Securitization Trust 01/12/24 745,472 100.00 745
745
Verus Securitization Trust 02/15/24 816,258 100.00 816
822
Verus Securitization Trust 05/20/24 222,110 99.87 222
224
VICI Properties, Inc. 07/17/24 584,000 98.16 573
573
Vistra Operations Co. LLC 09/14/23 190,000 93.65 178
184
Voya CLO, Ltd. 04/24/24 185,461 100.00 185
186
Weir Group PLC (The) 01/22/24 659,000 94.43 622
624
Whitebox CLO I, Ltd. 06/07/24 120,000 100.00 120
120
Whitebox CLO III, Ltd. 11/20/23 250,000 99.67 249
250
XPO, Inc. 09/14/23 573,000 98.56 565
579
Yara International ASA 08/14/23 593,000 95.52 566 584
124,632
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Short Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Japanese 10 Year Mini Government Bond Futures 2 JPY 28,554 09/24
—
Long Gilt Futures 43 GBP 4,266 09/24
135
Three Month SOFR Futures 37 USD 8,921 03/26
64
United States 2 Year Treasury Note Futures 421 USD 86,460 09/24
570
United States 5 Year Treasury Note Futures 91 USD 9,818 09/24
117
United States 10 Year Treasury Ultra Bond Futures 55 USD 6,357 09/24
189
United States Treasury Ultra Bond Futures 2 USD 256 09/24 —
Short Positions
Euro-Bund Futures 43 EUR 5,751 09/24
(155)
Japanese 10 Year Government Bond Futures 8 JPY 1,141,760 09/24
5
Three Month SOFR Futures 17 USD 4,054 03/25
(1)
United States 2 Year Treasury Note Futures 15 USD 3,081 09/24
(25)
United States 10 Year Treasury Note Futures 9 USD 1,006 09/24 (24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 875
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Three Month SOFR Futures Bank of Montreal Call 22 97.13 USD 5,342 12/13/24 (1)
Three Month SOFR Futures Bank of Montreal Put 11 95.00 USD 2,613 12/13/24 (1)
United States 5 Year Treasury Note
Futures Bank of Montreal Call 20 108.50 USD 2,170 08/23/24 (4)
Total Liability for Options Written (premiums received $19) (6)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,525 NOK 37,704 08/08/24 (69)
Bank of America USD 3,502 NZD 5,936 08/08/24 31
Bank of New York USD 2,926 EUR 2,719 08/08/24 18
HSBC USD 3,126 GBP 2,467 08/08/24 45
HSBC AUD 5,460 USD 3,571 08/08/24 —
JPMorgan Chase CHF 2,314 USD 2,568 08/08/24 (69)
JPMorgan Chase JPY 103,280 USD 643 08/08/24 (47)
Royal Bank of Canada SEK 17,000 USD 1,603 08/08/24 16
State Street USD 35 CHF 31 08/08/24 —
State Street USD 839 EUR 776 08/08/24 1
State Street USD 1,056 GBP 823 08/08/24 2
State Street USD 1,100 JPY 169,874 08/08/24 35
State Street USD 161 NOK 1,765 08/08/24 1
State Street SEK 579 USD 54 08/08/24 —
UBS CHF 2,314 USD 2,568 08/08/24 (69)
Westpac NZD 3,175 USD 1,925 08/08/24 36
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (69)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 255
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 4,804 3.500%
(4)
SOFR
(4)
09/30/24
(16) (73) (89)
Citigroup USD 4,013 2.770%
(4)
SOFR
(4)
10/14/24
(21) (82) (103)
Citigroup USD 1,666 SOFR
(4)
2.600%
(4)
10/14/27 22 75 97
Total Open Interest Rate Swap Contracts (å) (15) (80) (95)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA High Yield Index Citigroup USD 410 5.000%
(2)
06/20/29
27 3 30
CDX NA Investment Grade
Index Citigroup USD 2,120 1.000%
(2)
06/20/29 46 2 48
Total Open Credit Indices - Sell Protection Contracts 73 5 78
Total Open Credit Default Swap Contracts (å) 73 5 78
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 49,019 $ —
$ —
$ 49,019
Corporate Bonds and Notes — 137,852 —
—
137,852
International Debt — 56,104 —
—
56,104
Loan Agreements — 757 —
—
757
Mortgage-Backed Securities — 42,554 —
—
42,554
Municipal Bonds — 170 —
—
170
United States Government Agencies — 2,440 —
—
2,440
United States Government Treasuries — 37,627 —
—
37,627
Options Purchased 13 — —
—
13
Short-Term Investments — 46,277 — 16,483 62,760
Other Securities — — — 577 577
Total Investments
13 372,800 — 17,060 389,873
Other Financial Instruments
Assets

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 1,080 — — — 1,080
Foreign Currency Exchange Contracts — 185 — — 185
Interest Rate Swap Contracts — 97 — — 97
Credit Default Swap Contracts — 78 — — 78
Liabilities
Futures Contracts (205) — — — (205)
Options Written (6) — — — (6)
Foreign Currency Exchange Contracts — (254) — — (254)
Interest Rate Swap Contracts — (192) — — (192)
Total Other Financial Instruments
*
$ 869 $ (86) $ — $ — $ 783
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
1,303
Bermuda .............................................................................................
168
Brazil ..................................................................................................
1,405
Canada ................................................................................................
13,991
Cayman Islands ..................................................................................
10,738
Chile ...................................................................................................
786
China ..................................................................................................
812
Colombia ............................................................................................
477
Finland ...............................................................................................
258
France .................................................................................................
5,645
Germany .............................................................................................
1,005
India ...................................................................................................
587
Indonesia ............................................................................................
222
Ireland ................................................................................................
1,605
Israel ...................................................................................................
531
Italy ....................................................................................................
1,712
Japan ..................................................................................................
1,724
Jersey ..................................................................................................
241
Kazakhstan .........................................................................................
227
Kuwait ................................................................................................
835
Macao .................................................................................................
184
Netherlands ........................................................................................
2,932

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 257
Amounts in thousands
Country Exposure
Fair Value
$
Norway ...............................................................................................
1,434
Peru ....................................................................................................
469
Singapore ...........................................................................................
568
South Africa .......................................................................................
738
South Korea .......................................................................................
1,243
Spain ..................................................................................................
949
Sweden ...............................................................................................
594
Switzerland ........................................................................................
1,533
Taiwan ................................................................................................
187
United Kingdom .................................................................................
12,886
United States ......................................................................................
321,674
Zambia ...............................................................................................
210
Total Investments ............................................................................... 389,873
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,102 $ 253,637 $ 256,259 $ 3 $ — $ 16,483 $ 663 $ —
U.S. Cash Collateral Fund — 1,646 1,069 — — 577 2 —
$ 19,102 $ 255,283 $ 257,328 $ 3 $ — $ 17,060 $ 665 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.6%
Alabama - 2.3%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,004
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,656
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 542
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 1,550 5.250 05/01/55 1,696
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 157
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 375 6.000 07/01/45 395
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,155
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/44 6,548
County of Jefferson Sewer Revenue Bonds 2,050 5.250 10/01/49 2,211
County of Jefferson Sewer Revenue Bonds 2,170 5.500 10/01/53 2,371
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 250
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,409
Homewood Educational Building Authority Revenue Bonds 1,900 5.500 10/01/54 2,003
Homewood Educational Building Authority Revenue Bonds 100 5.000 10/01/56 101
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,884
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 878
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,097
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 845
MidCity Improvement District Special Assessment 250 4.750 11/01/49 209
Mobile County Industrial Development Authority Revenue Bonds 3,250 5.000 06/01/54 3,326
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 825
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 412
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,998
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 894 6.000 07/15/52 429
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 7,500 5.250 05/01/44 7,584
46,985
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,850
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 242
2,092
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 4,830 1.770 01/01/37 4,679
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,197
Arizona Industrial Development Authority Revenue Bonds (Þ) 440 5.000 06/01/31 443
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,365 6.000 07/01/37 1,415
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 362
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 67
Arizona Industrial Development Authority Revenue Bonds 60 5.000 01/01/43 40
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 50 5.000 01/01/43 23
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 110
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 773
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 181
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 144
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 225 5.000 01/01/49 102
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 471
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 93
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 55
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,908

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 25
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 3,036
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 173
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 102
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 691
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 77
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 50 5.125 01/01/54 22
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 265
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,346
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 24
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 102
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,200
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 604
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,021
Estrella Mountain Ranch Community Facilities District Special Assessment 20 3.500 07/01/29 19
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 95
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 705
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,241
Industrial Development Authority of the City of Phoenix Arizona (The) Revenue
Bonds 1,650 5.000 07/01/46 1,650
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 541
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 271
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 112
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 111
Maricopa County Industrial Development Authority Revenue Bonds 325 4.250 07/01/44 314
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 192
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 713
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 49
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 89
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 107
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 205
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 49
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 87
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 206
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 253
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 25
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 50
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 79
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 97
29,484
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 235
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 133
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 617
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,660
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,368
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,732
9,745
California - 8.2%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 88
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 88
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 465
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 72
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 157
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 730
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 500 4.500 07/01/54 501
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds 625 5.250 07/01/54 675
California Community Choice Financing Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.450%)(Ê) 180 4.060 08/01/31 164
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,215
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 485
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 161
California Community Housing Agency Revenue Bonds (Þ) 4,505 4.000 02/01/56 3,828
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 123
California County Tobacco Securitization Agency Revenue Bonds 10,020 4.904 06/01/55 1,940
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 590
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 923
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 98
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,038
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,960
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,065
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 533
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 223
California Infrastructure & Economic Development Bank Revenue Bonds (~)(Ê)(Þ) 1,800 8.000 08/15/25 1,825
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 785 4.125 01/01/35 771
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê)
(Þ) 1,230 8.000 01/01/50 1,290
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 666
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,824
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 105
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 236
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 261
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,526
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,138
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,007
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,011
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,767
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,824
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,876
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 59
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,716
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 767
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 84
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 61
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 252
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 92
California Municipal Finance Authority Revenue Bonds 400 5.000 12/01/54 428
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 41
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 276
California Municipal Finance Authority Revenue Bonds (Þ) 125 5.000 06/01/64 126

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 257
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 590
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 994
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 279
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 551
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Š)(Þ) 1,490 7.500 12/01/40 179
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,643
California Public Finance Authority Revenue Bonds 200 5.500 09/01/48 215
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 633
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,018
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 451
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,018
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 52
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 502
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 978
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 132
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 401
California School Finance Authority Revenue Bonds (Þ) 100 4.000 06/01/51 75
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,017
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 250
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 256
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 171
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 847
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 256
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 582
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 149
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 57
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 94
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 311
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 250
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 190
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 395
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 522
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 257
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/64 249
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 467
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 206
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 516
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 205
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 405
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 8,182
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,248
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 279
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 253
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 100
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,449
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 945
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,032
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 73
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 47
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 405

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 596
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,203
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 272
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 513
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,851
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,454
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 568
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 69
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 68
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 85
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 296
City of Dublin Special Assessment 100 5.375 09/01/51 104
City of Irvine Special Tax (µ) 100 5.000 09/01/51 104
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 226
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,187
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 50
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,586
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,634
City of Oroville Revenue Bonds 100 5.250 04/01/34 73
City of Oroville Revenue Bonds 185 5.250 04/01/39 134
City of Oroville Revenue Bonds 1,435 5.250 04/01/49 1,040
City of Oroville Revenue Bonds 1,050 5.250 04/01/54 756
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Palm Desert Special Tax 100 4.000 09/01/51 86
City of Roseville Special Tax 25 4.000 09/01/40 24
City of Roseville Special Tax 50 4.000 09/01/45 45
City of Roseville Special Tax 1,550 4.000 09/01/50 1,379
City of Roseville Special Tax 150 5.250 09/01/53 156
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 208
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 250
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,122
County of El Dorado Special Tax 80 5.000 09/01/49 81
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 231
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 726
County of San Diego Special Tax 40 3.000 09/01/50 28
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 445
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 999
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 561
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 724
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 77
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 104
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 346
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 153
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 4,062
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,373
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,275
Golden State Tobacco Securitization Corp. Revenue Bonds 1,075 3.850 06/01/50 1,022
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,460
Golden State Tobacco Securitization Corp. Revenue Bonds 55,300
Zero
coupon 06/01/66 6,353
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 5,500 5.000 07/01/45 5,361

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 902
Inland Empire Tobacco Securitization Authority Revenue Bonds 70 3.678 06/01/38 66
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 220
Irvine Unified School District Special Tax 570 5.000 03/01/57 579
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,015
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 808
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,451
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 426
Northern California Gas Authority No. 1 Revenue Bonds (CME Term SOFR 3 Month
+ 0.720%)(Ê) 785 1.680 07/01/27 785
Orange County Convention Center Revenue Bonds 115 5.500 08/15/53 123
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 488
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 238
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 332
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,900
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 151
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 302
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 126
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 165 0.785 06/01/34 158
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,874
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,641
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,232
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 67
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 87
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 85
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 84
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 285
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 341
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,010
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 219
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 778
Southern California Public Power Authority Revenue Bonds (~)(Ê) 5,700 4.200 07/01/35 5,700
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,050
State of California General Obligation Unlimited 230 4.000 04/01/49 226
Tobacco Securitization Authority of Southern California Revenue Bonds 400 5.000 06/01/48 410
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 101
University of California Revenue Bonds 450 3.000 05/15/51 362
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
166,257
Colorado - 3.6%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 655
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 466
Arista Metropolitan District General Obligation Unlimited (~)(Ê) 500 8.250 12/15/39 519
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 483
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 407
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 466
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 485
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 489

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
BNC Metropolitan District No. 1 General Obligation Limited 822 7.375 12/15/47 806
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,197
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 449
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,642
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 501
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 444
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 421
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 510
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 327
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 348
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,615
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 508
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 499
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 22
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,523
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 205 3.000 08/01/51 143
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,788
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 409
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 313
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 172
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 207
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 317
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 405
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,149
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 100
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 176
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 515
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 811
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 393
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 44
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,149
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 201
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 107
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,149
Colorado Health Facilities Authority Revenue Bonds 400 5.250 12/01/54 435
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,423
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 100
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 820
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,832
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 415
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,697
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 702
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 497
Copperleaf Metropolitan District No. 9 General Obligation Limited 500 4.875 12/01/51 412
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 499
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 466
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 487
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 835
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 251
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 384
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 163
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 107
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 308
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 188
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 187
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 93
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 45
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,501
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 262
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 293
Denver Urban Renewal Authority Tax Allocation (Þ) 545 5.250 12/01/39 550
Dinosaur Ridge Metropolitan District Revenue Bonds 500 5.000 06/01/49 497
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,288
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 512
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 405
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 465
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 244
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 432
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,251
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 441
Johnstown Plaza Metropolitan District General Obligation Limited 2,312 4.250 12/01/46 2,055
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 465
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 971
Ledge Rock Center Residential Metropolitan District No. 1 General Obligation
Limited 500 6.375 12/01/54 511
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 407
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 509
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 702
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 501
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 748
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 504
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 447
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,003
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 501
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/27 386
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 471
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 472
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 443
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 538
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 503
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,284
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 422
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 91
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 239
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 441
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 477

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 563
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 620
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,008
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 994
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 496
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 104
Sterling Ranch Community Authority Board Special Assessment 500 5.625 12/01/43 518
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 524
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,364 5.625 12/01/48 1,370
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 482
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 524
West Virginia Economic Development Authority Revenue Bonds 110 5.375 05/01/43 112
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 439
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 440
72,202
Connecticut - 1.0%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 107
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,166
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 416
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 726
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,987
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 989
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 642
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,260 2.050 07/01/42 1,260
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 1,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 133
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 1,011
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 197
Connecticut State Health & Educational Facilities Authority Revenue Bonds 400 5.375 07/01/54 404
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 194
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 251
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 381
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,070 7.000 02/01/45 2,076
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 462
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 230
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 129
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,599
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 100 5.625 04/01/44 105
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,866
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 200 6.000 04/01/52 214
Town of Hamden Revenue Bonds 750 7.000 01/01/53 815
19,360
Delaware - 0.0%
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 102
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 62
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 60
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 326
Town of Bridgeville Special Tax 310 4.000 07/01/35 306
901
District of Columbia - 1.1%
District of Columbia Revenue Bonds (Þ) 325 6.600 06/01/34 186

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,510
District of Columbia Revenue Bonds 750 5.000 07/01/37 754
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,007
District of Columbia Revenue Bonds 575 5.250 05/01/48 641
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 976
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 13,400 7.666 06/15/46 2,987
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,028
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,450
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 10,620 4.000 10/01/49 9,946
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 979
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 93
22,557
Florida - 10.8%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 118
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,281
Anthem Park Community Development District Special Assessment 120 4.750 05/01/36 120
Antillia Community Development District Special Assessment 100 5.600 05/01/44 102
Antillia Community Development District Special Assessment 100 5.875 05/01/54 102
Arbors Community Development District Special Assessment 200 5.625 05/01/53 208
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 27
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 135
Artisan Lakes East Community Development District Special Assessment 135 2.300 05/01/26 131
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 228
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 768
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 379
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,135
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 41
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 21
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 159
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 104
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,430
Avelar Creek Community Development District Special Assessment 90 4.000 05/01/36 89
Avenir Community Development District Special Assessment 150 5.250 05/01/29 151
Avenir Community Development District Special Assessment (Þ) 595 5.000 05/01/41 606
Avenir Community Development District Special Assessment 120 5.375 05/01/43 122
Avenir Community Development District Special Assessment 390 3.400 05/01/52 295
Avenir Community Development District Special Assessment 405 5.625 05/01/54 415
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 98
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 94
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,086
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 1,250 3.200 05/01/41 1,026
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 505
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 99
Bartram Park Community Development District Special Assessment 390 4.250 05/01/29 392
Bartram Park Community Development District Special Assessment 480 4.500 05/01/35 481
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 87
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 175
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Berry Bay Community Development District Special Assessment 105 2.625 05/01/26 102
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 156
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 104
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 42
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 94
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,463
Bonterra Community Development District Special Assessment 580 5.000 05/01/47 581
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 203
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 254
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 64
Brightwater Community Development District Revenue Bonds 240 3.150 05/01/41 193
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 257
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 104
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 103
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 126
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 104
Buena Lago Community Development District Special Assessment 100 5.550 05/01/54 100
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 92
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 126
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 995
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 2,002
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 315
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 302
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 433
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,208
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 81
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 408
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 6.500 06/15/54 103
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 79
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 117
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,405 5.250 12/01/58 5,402
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 300
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 546
Caymas Community Development District Special Assessment 100 5.625 05/01/54 101
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 235
Central Parc Community Development District Special Assessment 100 5.700 05/01/44 101
Central Parc Community Development District Special Assessment 100 6.000 05/01/54 101
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 906
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 507
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,422
CFM Community Development District Special Assessment 490 4.000 05/01/51 412
Chapel Creek Community Development District Special Assessment (Þ) 35 3.375 05/01/41 29
Chapel Creek Community Development District Special Assessment (Þ) 55 4.000 05/01/52 46
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 83
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 220 5.500 10/01/36 223
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 351
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,500 4.000 10/01/51 2,093

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,001
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,001
City of Palmetto Revenue Bonds 75 5.250 06/01/52 77
City of Palmetto Revenue Bonds 150 5.375 06/01/57 154
City of Palmetto Revenue Bonds 125 5.625 06/01/62 129
City of Tampa Revenue Bonds 960 5.000 04/01/45 964
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,488
Coddington Community Development District Special Assessment 100 5.750 05/01/52 104
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,320
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 926
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 268
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 250
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 96
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 206
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 158
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 51
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 84
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,044
Cordova Palms Community Development District Special Assessment 1,645 4.000 05/01/52 1,382
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 151
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 51
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 100
Coronado Community Development District Special Assessment 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 50
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 337
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 129
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 187
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,145
County of Lake Revenue Bonds 500 5.750 08/15/50 479
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,844
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,242
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,279
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,315
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,395
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 187
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 122
Crossings Community Development District Special Assessment 175 5.125 05/01/52 174
Crossings Community Development District Special Assessment (Þ) 100 5.600 05/01/54 100
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 102
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 102
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 85
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 85
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 102
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 151
Deer Run Community Development District Special Assessment 175 5.400 05/01/39 182
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 207
Deerbrook Community Development District Revenue Bonds 100 5.500 05/01/53 103
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 356
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 75
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 121

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 66
Eagle Hammock Community Development District Special Assessment 205 5.375 05/01/52 209
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 69
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 193
East 547 Community Development District Revenue Bonds 100 6.500 05/01/54 107
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 638
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,067
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 46
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 170
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 65
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 135
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 659
Enclave at Black Point Marina Community Development District Special Assessment 135 3.250 05/01/25 133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 137
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 756
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,121
Entrada Community Development District Special Assessment 150 5.800 05/01/53 157
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 529
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 193
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,931
Esplanade Lake Club Community Development District Special Assessment 100 4.125 11/01/50 86
Everlands II Community Development District Special Assessment 50 5.200 06/15/44 50
Everlands II Community Development District Special Assessment 100 5.450 06/15/54 100
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 83
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 475
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 55
Florida Development Finance Corp. (~)(Ê)(Þ) 3,000 8.250 07/01/57 3,132
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 9,175 12.000 07/15/28 9,774
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 85
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 912
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 77
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,157
Florida Development Finance Corp. Revenue Bonds (µ) 550 5.250 07/01/47 580
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 07/01/47 2,052
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/50 91
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.250 06/01/50 216
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 105
Florida Development Finance Corp. Revenue Bonds (Þ) 275 5.000 06/01/51 259
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 431
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,481
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 375
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 250
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 347
Florida Development Finance Corp. Revenue Bonds (µ) 1,000 5.250 07/01/53 1,044
Florida Development Finance Corp. Revenue Bonds 2,700 5.500 07/01/53 2,804
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.250 06/01/54 255
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 147
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 121
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 208
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 294
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 175
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 226
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 06/01/59 178
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 79
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 262
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,309
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 368
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 317
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 273
Gardens at Hammock Beach Community Development District Special Assessment 100 5.600 05/01/44 100
Gardens at Hammock Beach Community Development District Special Assessment 100 5.875 05/01/55 100
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 65
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 84
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Grove Resort Community Development District Special Assessment 50 4.000 05/01/52 41
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 94
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 270
Hammock Oaks Community Development District Special Assessment 125 6.150 05/01/54 128
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 48
Hammock Reserve Community Development District Special Assessment 145 5.000 05/01/52 141
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 94
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 95
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 87
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 102
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,208
Hawks Point Community Development District Special Assessment 185 4.250 05/01/35 185
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 90
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 154
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 83
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 133
Hawthorne Mill North Community Development District Special Assessment 110 5.500 05/01/54 110
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 151
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 296
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 82
Highlands Community Development District Special Assessment 200 4.250 05/01/36 195
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 424
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 101
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 29
Hills Minneola Community Development District Special Assessment (Þ) 160 4.000 05/01/40 146
Hills Minneola Community Development District Special Assessment 50 5.550 05/01/44 51
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 196
Hills Minneola Community Development District Special Assessment 100 5.875 05/01/54 102
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,618
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,943
Hobe-St Lucie Conservancy District Special Assessment 100 5.600 05/01/44 103
Hobe-St Lucie Conservancy District Special Assessment 250 5.875 05/01/55 258
Hunt Club Grove Community Development District Special Assessment 135 5.625 06/15/54 135

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Island Lakes Estate Special Assessment 150 6.000 12/15/53 157
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 153
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 181
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 79
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 258
Kelly Park Community Development District Special Assessment 100 6.250 11/01/53 104
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 105
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 86
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 104
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 84
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 55
Knightsbridge Community Development District Revenue Bonds (Þ) 1,000 5.500 06/15/54 1,008
Lake Deer Community Development District Special Assessment 165 5.625 05/01/53 168
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 51
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 102
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 85
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 665
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 31
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 74
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 122
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 104
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 919
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 84
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 102
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 153
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 316
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 101
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 229
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 245
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 87
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 684
Lakewood Ranch Stewardship District Special Assessment 100 5.550 05/01/54 101
Lakewood Ranch Stewardship District Special Assessment 320 6.300 05/01/54 339
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 100
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 96
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 98
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 93
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 46
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 252
Lee County Industrial Development Authority Revenue Bonds 300 5.250 11/15/54 316
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 701
Liberty Cove Community Development District Special Assessment 175 5.700 05/01/54 175
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 171
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 104
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 1,021
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 163
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 41
LTC Ranch West Residential Community Development District Special Assessment 100 5.650 05/01/54 100

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 51
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 102
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 94
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 90
Mandarin Grove Community Development District Special Assessment (Þ) 125 6.625 05/01/53 137
Marion Ranch Community Development District Special Assessment 50 5.700 05/01/44 51
Marion Ranch Community Development District Special Assessment 140 5.950 05/01/54 142
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 206
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 253
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 520
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 114
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 635
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 80
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 100
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 104
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,546
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,753
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 946
Miami World Center Community Development District Special Assessment 510 5.125 11/01/39 521
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,171
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 132
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 189
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,009
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 125 5.625 05/01/44 126
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 105
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,344
Mirada II Community Development District Special Assessment 230 5.750 05/01/53 238
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 191
North AR-1 Pasco Community Development District Special Assessment 750 5.750 05/01/43 775
North AR-1 Pasco Community Development District Special Assessment 75 5.750 05/01/44 76
North AR-1 Pasco Community Development District Special Assessment 200 6.000 05/01/54 204
North Loop Community Development District Special Assessment 150 6.625 05/01/54 162
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 84
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 127
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 143
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 189
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 922
Ocala Preserve Community Development District Special Assessment 100 5.700 05/01/43 105
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 105
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 140
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 104
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 214
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 103
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,256
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 91
Palermo Community Development District Special Assessment 100 5.000 06/15/43 102
Palermo Community Development District Special Assessment 125 5.250 06/15/53 127
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 738
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 170

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 203
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 255
Palm Beach County Health Facilities Authority Revenue Bonds 125 7.625 05/15/58 142
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 580
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 103
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 999
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 103
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 343
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 178
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 121
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 231
Parker Pointe Community Development District Special Assessment 1,000 5.750 05/01/54 1,007
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 503
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 345
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 128
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 168
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 126
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 51
Parrish Lakes Community Development District Special Assessment 100 5.500 05/01/44 100
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 151
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 153
Parrish Lakes Community Development District Special Assessment 200 5.800 05/01/54 201
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 103
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 194
Peace Creek Community Development Special Assessment 100 5.125 06/15/43 103
Peace Creek Community Development Special Assessment 180 5.375 06/15/53 186
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 665 4.125 12/15/28 661
Pinellas County Industrial Development Authority Revenue Bonds 1,270 5.000 07/01/29 1,296
Portico Community Development District Special Assessment 25 3.625 05/01/40 22
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 558
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 95
Prosperity Lakes Community Development District Revenue Bonds 100 6.125 12/15/53 105
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 549
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 901
Regal Village Community Development District Revenue Bonds 150 5.500 05/01/54 152
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 760
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,635
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 80
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 26
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 51
River Glen Community Development District Special Assessment 600 4.000 05/01/51 500
River Hall Community Development District Special Assessment 150 6.500 05/01/54 160
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 101
Rivington Community Development District Special Assessment 300 4.000 05/01/52 249
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 791
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 204
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 159
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 829
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 102
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 62
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 216
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 847
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 305
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 128
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 24
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 57
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 44
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 106
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 380
Sarasota National Community Development District Special Assessment 100 4.125 05/01/31 99
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 256
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 185
Savanna Lakes Community Development District Special Assessment 50 5.500 06/15/54 50
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 205
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 143
Scenic Terrace North Community Development District Special Assessment 175 5.875 05/01/43 181
Scenic Terrace North Community Development District Special Assessment 200 6.125 05/01/54 208
Scenic Terrace South Community Development District Special Assessment 105 4.500 05/01/42 100
Scenic Terrace South Community Development District Special Assessment 235 4.625 05/01/53 217
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 108
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 103
Seminole County Industrial Development Authority Revenue Bonds (Þ) 335 4.000 06/15/51 281
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 82
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 103
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 103
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 102
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 178
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 78
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 203
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 139
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 456
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 102
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 288
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 19
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 624
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 63
Six Mile Creek Community Development District Special Assessment 45 4.250 11/01/50 41
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 129
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 145
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 231
Somerset Bay Community Development District Special Assessment (Þ) 100 5.900 05/01/54 101
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 951
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,332
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 203
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 93
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 531

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Groves Community Development District No. 5 Special Assessment 2,030 4.000 05/01/48 1,773
Southshore Bay Community Development District Revenue Bonds 100 5.625 05/01/54 100
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 51
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 101
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 1,024
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 473
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 20
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 155
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 325
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 772
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 660
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 210
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 110
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 202
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 149
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 968
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 105
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 51
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 76
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 580
Stuart Crossing Community Development District Revenue Bonds (Þ) 100 5.500 05/01/54 100
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 13
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 13
Summer Woods Community Development District Special Assessment 285 4.000 05/01/52 237
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 202
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 98
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 42
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 100
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 408
Terreno Community Development District Special Assessment 100 5.250 05/01/53 101
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 1,002
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 204
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,045
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 88
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 193
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 103
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 225
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 252
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 99
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 96
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 56
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 106
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 78
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 82
Triple Creek Community Development District Special Assessment 25 5.250 11/01/27 25
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 84
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 270
TSR Community Development District Special Assessment 200 5.000 11/01/39 203
TSR Community Development District Special Assessment 200 4.750 11/01/47 192

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
TSR Community Development District Special Assessment 485 5.125 11/01/49 487
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 283
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 84
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 78
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 52
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 127
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 97
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 96
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 133
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 200
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 283
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 152
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 157
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 314
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 151
Two Rivers West Community Development District Special Assessment (Þ) 125 5.875 05/01/54 126
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 510
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 129
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 465
V-Dana Community Development District Special Assessment 100 5.250 05/01/43 103
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 84
V-Dana Community Development District Special Assessment 200 5.500 05/01/54 205
Ventana Community Development District Special Assessment (Þ) 790 5.000 05/01/38 810
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 502
Veranda Community Development District II Special Assessment 210 5.000 11/01/39 214
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 51
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 163
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 123
Veranda Community Development District II Special Assessment 290 5.125 11/01/49 292
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 46
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 304
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 25
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 103
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 197
Verano No. 1 Community Development District Special Assessment 60 4.750 11/01/25 60
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 97
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 257
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 96
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 248
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 51
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 504
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 78
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 78
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 76
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 39
Viera Stewardship District Special Assessment 100 5.300 05/01/43 103
Viera Stewardship District Special Assessment 250 5.500 05/01/54 256
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 228
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 473
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 247
Village Community Development District No. 14 Special Assessment 975 5.500 05/01/53 1,017

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 206
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 413
Villages of Glen Creek Community Development District Special Assessment 75 4.000 05/01/52 63
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 101
Villamar Community Development District Special Assessment 905 4.625 05/01/39 892
Villamar Community Development District Special Assessment 510 4.000 11/01/51 425
Villamar Community Development District Special Assessment 500 4.125 05/01/52 425
Villamar Community Development District Special Assessment 1,310 5.750 05/01/53 1,348
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 90
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 236
Waterford Community Development District Special Assessment 50 5.375 05/01/43 51
Waterford Community Development District Special Assessment 75 5.600 05/01/53 77
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 262
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 153
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 151
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 128
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 129
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 66
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 103
West Port Community Development District Special Assessment 90 3.400 05/01/41 74
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,428
West Port Community Development District Special Assessment 50 5.250 05/01/52 50
West Villages Improvement District Revenue Bonds 100 5.375 05/01/43 104
West Villages Improvement District Revenue Bonds 200 5.625 05/01/53 207
West Villages Improvement District Special Assessment 135 4.750 05/01/39 134
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,626
West Villages Improvement District Special Assessment 50 5.375 05/01/42 52
West Villages Improvement District Special Assessment 210 5.000 05/01/50 210
West Villages Improvement District Special Assessment 150 5.500 05/01/53 154
West Villages Improvement District Special Assessment 100 5.625 05/01/54 101
West Villages Improvement District Special Assessment 100 6.250 05/01/54 107
West Virginia Economic Development Authority Revenue Bonds 100 5.375 05/01/43 102
West Virginia Economic Development Authority Revenue Bonds 300 5.600 05/01/53 307
West Virginia Economic Development Authority Revenue Bonds 150 5.625 05/01/53 154
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 95
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 94
Westside Community Development District Special Assessment 815 4.000 05/01/50 687
Westside Haines City Community Development District Special Assessment 200 5.750 05/01/44 204
Westside Haines City Community Development District Special Assessment 200 6.000 05/01/54 204
Westview North Community Development District Special Assessment 100 6.000 06/15/52 104
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 514
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 103
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 101
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 117
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 225
Willowbrook Community Development District Special Assessment 100 5.900 05/01/55 101
Willows Community Development District Special Assessment 100 5.750 05/01/52 104
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 781
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 129

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 100
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 100
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 85
Windward Community Development District Special Assessment 80 4.400 11/01/35 79
Yarborough Lane Community Development District Special Assessment 1,625 5.600 05/01/55 1,625
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 41
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 42
217,457
Georgia - 1.6%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 3,007
Bartow County Development Authority Revenue Bonds (~)(Ê) 3,000 1.500 11/01/62 3,000
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 419
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 138
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,240
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 863
Development Authority of Burke County (The) Revenue Bonds 1,000 4.125 11/01/45 949
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 51
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,451
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 69
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 57
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 161
George L Smith II Congress Center Authority Revenue Bonds 3,920 4.000 01/01/54 3,493
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,621
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 943
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 46
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 80
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 362
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,103
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 155
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,537
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,461
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 3,136
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,029
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,054
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,395
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,009
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 222
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 179
33,230
Guam - 0.5%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 93
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 631
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 102
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 86
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 102
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 102
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 105
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 102
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,840
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,379
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 730

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 544
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,627
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,031
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 206
Territory of Guam Revenue Bonds 500 5.000 12/01/31 512
Territory of Guam Revenue Bonds 500 5.000 11/01/35 526
10,718
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,265
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,045
State of Hawaii Department of Budget & Finance Revenue Bonds 1,670 3.100 05/01/26 1,509
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 3,940 6.000 07/01/28 4,058
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,720 5.000 01/01/30 1,695
State of Hawaii Department of Budget & Finance Revenue Bonds 130 4.000 03/01/37 109
State of Hawaii Department of Budget & Finance Revenue Bonds 1,360 3.200 07/01/39 1,023
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.000 07/01/39 252
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 250 5.125 07/01/43 247
State of Hawaii Department of Budget & Finance Revenue Bonds 105 3.500 10/01/49 73
11,276
Idaho - 0.2%
Avimor Community Infrastructure District No. 1 Special Assessment (Þ) 200 5.875 09/01/53 208
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 820
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 403
Idaho Housing & Finance Association Revenue Bonds 2,190 4.650 01/01/54 2,184
3,615
Illinois - 8.1%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,072
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,385
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 84
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,573
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 275
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 226
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 341
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,667
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,050
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 321
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 367
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 737
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 1,009
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,939
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,040
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,847
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,778
Chicago Board of Education General Obligation Unlimited 1,500 5.000 12/01/42 1,483
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,160
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 528
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 713
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,394
Chicago Board of Education General Obligation Unlimited 2,620 5.000 12/01/46 2,619
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,514

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,610
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 304
Chicago Board of Education Revenue Bonds 225 5.000 12/01/25 228
Chicago Board of Education Revenue Bonds (µ) 250
Zero
coupon 12/01/27 218
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 526
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,275
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,744
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,600
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,571
Chicago Board of Education Revenue Bonds 4,905 5.000 12/01/47 4,964
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 172
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 200
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,009
Chicago O'Hare International Airport Revenue Bonds 600 5.000 01/01/52 605
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,882
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,552
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 200
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 48
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,532
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 251
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,248
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 291
City of Chicago General Obligation Unlimited (ae) 210 5.250 01/01/28 212
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 382
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 985
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 251
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 907
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,009
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,137
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,470
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,435
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 431
Illinois Finance Authority Revenue Bonds 250 5.500 04/01/32 248
Illinois Finance Authority Revenue Bonds 965 5.000 05/15/33 905
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 412
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 556
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,017
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,888
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 625
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 400
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,897
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,009
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 97
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 99
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 259
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,503
Illinois Finance Authority Revenue Bonds (Þ) 3,025 6.125 04/01/49 3,032
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 250
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 2,081
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 45

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 95
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 267
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 202
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 530
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 890
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 44
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 458
Illinois Finance Authority Revenue Bonds (~)(Ê) 3,700 4.250 08/15/57 3,700
Illinois Finance Authority Revenue Bonds (Þ) 1,975 6.125 04/01/58 1,946
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 535
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 983
Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 971
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 617
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 264
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 237
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 210
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 288
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,189
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 702
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 500
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,191
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 233
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,035
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,726
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,538
Metropolitan Pier & Exposition Authority Revenue Bonds 400 5.000 06/15/53 425
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 553
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 362
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,434
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 732
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,677
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,020
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,661
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,324
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 780
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 747
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,064
State of Illinois General Obligation Unlimited 400 5.250 02/01/29 400
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,001
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 800
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,707
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 268
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 474
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,056
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 520
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,000
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 110
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,687

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,438
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 838
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,930
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 248
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 257
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 247
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,362
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 85
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 308
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 192
Village of Bellwood Tax Allocation 225 5.000 12/01/50 230
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 962
164,252
Indiana - 0.7%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 842
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 413
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 979
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 225
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,218
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,152
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 86
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 82
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 206
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 49
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 532
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 276
Terre Haute Sanitary District Revenue Bonds 4,000 5.250 09/28/28 4,000
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,637
Town of Upland Revenue Bonds 200 2.500 09/01/50 121
Town of Whiteland Tax Allocation (Þ) 125 6.125 03/01/49 127
14,345
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,661
Iowa Finance Authority Revenue Bonds 900 5.000 05/15/43 892
Iowa Finance Authority Revenue Bonds 200 5.000 05/15/47 195
Iowa Finance Authority Revenue Bonds 350 5.000 05/15/48 340
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 212
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,804
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 95
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 3,062
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,540
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 104
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,115 4.000 06/01/49 3,863
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,100
Zero
coupon 06/01/65 465
State of Iowa Board of Regents Revenue Bonds 285 3.000 09/01/61 211
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,309
15,753
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 63
City of Manhattan Revenue Bonds 150 4.000 06/01/52 121

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Prairie Village Tax Allocation 20 2.875 04/01/30 20
City of Prairie Village Tax Allocation 60 3.125 04/01/36 56
City of Topeka Revenue Bonds 180 6.500 12/01/52 189
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 72
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 72
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 138
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 46
Wyandotte County City Unified Government Revenue Bonds 1,000 5.000 09/01/27 986
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,250
Zero
coupon 09/01/34 2,240
Wyandotte County City Unified Government Revenue Bonds 335 4.500 06/01/40 333
4,336
Kentucky - 0.9%
City of Ashland Revenue Bonds 750 4.000 02/01/38 724
City of Henderson Revenue Bonds (Þ) 2,580 3.700 01/01/32 2,537
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 349
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 1,033
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 352
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 259
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 150
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 99
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 96
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,514
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,790
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 02/01/32 626
18,929
Louisiana - 0.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 149
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 352
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,050
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 601
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 92
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 82
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 749
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 176
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 224
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.375 06/01/54 417
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.500 06/01/59 419
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 690 3.850 05/01/42 690
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 626
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 460
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 304
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 304
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 198
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 104
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 166
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 104
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 511
New Orleans Aviation Board Revenue Bonds 1,780 5.000 01/01/40 1,783
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/45 1,001
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 111
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 138
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,015
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 1,016
Plaquemines Port Harbor & Terminal District Revenue Bonds (Þ) 550 9.000 12/01/44 548
13,641
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 557
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 510
Maine Health & Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 119
1,186
Maryland - 1.6%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 147
Baltimore Convention Center Hotel Revenue Bonds 735 5.000 09/01/42 705
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 142
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 790
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 87
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 85
City of Baltimore Revenue Bonds 100 5.000 09/01/28 100
City of Baltimore Revenue Bonds 150 5.000 09/01/38 151
City of Baltimore Revenue Bonds 180 5.000 09/01/39 175
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 1,013
City of Baltimore Revenue Bonds 130 5.000 06/01/51 131
City of Brunswick Special Tax 100 5.000 07/01/36 102
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 179
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 304
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,576
County of Frederick Special Tax (Þ) 230 4.000 07/01/50 209
County of Frederick Tax Allocation (Þ) 2,045 4.625 07/01/43 2,004
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 344
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 325
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,072
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 73
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,631
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 94
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 231
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,232
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,052
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,646
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 127
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 554
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 323
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 45
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 604
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,283
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,004
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 01/01/51 1,413
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 99

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 103
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 103
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 302
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 239
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 170
31,993
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,508
Massachusetts Development Finance Agency General Obligation Limited 1,525 8.500 10/01/26 1,552
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,436
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,608
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,025
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 1,015
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 104
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 996
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,186
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 152
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,011
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 155
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 1,004
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 228
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 279
Massachusetts Educational Financing Authority Revenue Bonds 305 2.000 07/01/37 263
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,422
15,944
Michigan - 2.1%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,551
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 71
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 47
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,054
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 110
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 329
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 44
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,045
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 55
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 55
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 692
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 506
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 324
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 381
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 73
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 72
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 115
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 606
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 806
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 1,032
Detroit Downtown Development Authority Tax Allocation (µ) 1,000 5.000 07/01/48 1,003
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 870
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 196
Grand Rapids Charter Township Revenue Bonds 375 5.000 05/15/44 346

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 101
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 102
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 300
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 87
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 22
Michigan Finance Authority Revenue Bonds 1,400 4.000 02/01/29 1,330
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,013
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,642
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 423
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 83
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 85
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 634
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,278
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 23
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,632
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 86
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 23
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 304
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 79
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 230
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,544
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 1,916
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 1,004
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 123
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 1,002
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 92
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 431
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,040
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 301
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,352
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 554
Michigan Tobacco Settlement Finance Authority Revenue Bonds 34,055
Zero
coupon 06/01/58 1,035
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,973
Summit Academy North Revenue Bonds 825 2.250 11/01/26 782
Tipton Academy Revenue Bonds 315 4.000 06/01/51 237
Universal Academy Revenue Bonds 500 4.000 12/01/31 483
Universal Academy Revenue Bonds 65 4.000 12/01/40 59
42,788
Minnesota - 0.5%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 509
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 2,021
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,429
City of State Cloud Revenue Bonds 125 4.000 05/01/49 117
City of Woodbury Revenue Bonds 50 4.000 12/01/40 44
City of Woodbury Revenue Bonds 25 4.000 12/01/50 21
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 90
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 395
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 193
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,547
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,460

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 46
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 77
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 726
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 206
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 91
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 89
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 143
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 234
10,473
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 828
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 875
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 936
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 821
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 860
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 168
4,488
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 195
Branson Industrial Development Authority Tax Allocation 90 5.500 06/01/29 86
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 78
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,554
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 138
City of St. Louis Industrial Development Authority Revenue Bonds 585 4.875 06/15/34 598
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 202
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,274
City of St. Louis Industrial Development Authority Revenue Bonds 250 4.750 11/15/47 206
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.750 06/15/54 204
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,200 5.000 12/01/52 1,283
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 251
Joplin Industrial Development Authority Revenue Bonds 85 3.500 11/01/40 78
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 169
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,471
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 426
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 242
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 933
Missouri State Health & Educational Facilities Authority Revenue Bonds 150 5.250 02/01/48 158
Missouri State Health & Educational Facilities Authority Revenue Bonds 120 5.250 02/01/54 126
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 446
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 109
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 637
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 457
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 402
University City Industrial Development Authority Revenue Bonds 210 4.875 06/15/36 213
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 508
13,444
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 753
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,523
2,276
Nevada - 0.3%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,039
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 524
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 367
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 50
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 39
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 72
Director of the State of Nevada Department of Business & Industry Revenue Bonds
(~)(ae)(Ê)(Þ) 800 8.125 01/01/50 839
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 46
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 40
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 26
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 162
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 252
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 25
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 66
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 48
Nevada Department of Business & Industry Revenue Bonds 1,100 5.000 07/15/37 1,106
State of Nevada Department of Business & Industry Revenue Bonds (~)(Ê) 300 8.125 08/15/25 304
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,047
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 168
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 176
6,487
New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 94
New Hampshire Business Finance Authority Revenue Bonds (Þ) 325 4.875 12/01/33 325
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,415 5.625 12/15/33 1,450
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,300 6.890 04/01/34 7,648
New Hampshire Business Finance Authority Revenue Bonds (Þ) 600 6.250 12/15/38 623
New Hampshire Business Finance Authority Revenue Bonds 996 4.250 07/20/41 980
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 151
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 452
New Hampshire Business Finance Authority Revenue Bonds 350 5.250 07/01/48 369
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 825
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 407
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 881
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 513
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 973
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,010
16,701
New Jersey - 3.6%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 500
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 449
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 268
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 535
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 756
New Jersey Economic Development Authority Revenue Bonds 3,250 5.250 09/15/29 3,252
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 497
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 506

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 525
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 558
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 205
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 653
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,233
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,251
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 99
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,004
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,192
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 146
New Jersey Educational Facilities Authority Revenue Bonds 795 5.000 07/01/46 703
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 378
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,291
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 496
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 478
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,907
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 392
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 4.403 12/15/32 672
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 359
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 480
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 68
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 393
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 5.130 12/15/35 1,949
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 360
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425 4.342 12/15/36 2,138
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 2,032
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 487
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 4,297
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,358
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 675
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 325
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,563
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,825
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 165
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 63
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,425 4.000 06/15/50 1,388
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,769
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 103
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,485
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,455
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,627
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 316
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 947
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,029
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,025
Tobacco Settlement Financing Corp. Revenue Bonds 4,115 5.000 06/01/46 4,138
Union County Improvement Authority Revenue Bonds (Þ) 100 6.000 12/01/25 93
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 722
71,880
New Mexico - 0.0%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 500 4.250 05/01/40 471
New York - 8.7%
Albany Capital Resource Corp. Revenue Bonds 100 4.750 06/01/54 100
Albany Capital Resource Corp. Revenue Bonds 200 5.000 06/01/64 201
Brooklyn Arena Local Development Corp. Revenue Bonds 1,780 5.000 07/15/42 1,810
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 23
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 380
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 184
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 89
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 169
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 382
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 515
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 81
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 345
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 852
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 300
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 101
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 56
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 260
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 153
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 104
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 90
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 45
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 101
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 389
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 152
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 122
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 517
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 103
City of New York General Obligation Unlimited (~)(Ê) 1,940 4.000 04/01/36 1,940
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,050
City of New York General Obligation Unlimited (~)(Ê) 1,870 4.000 09/01/49 1,870
Dutchess County Local Development Corp. Revenue Bonds 1,000 5.000 07/01/45 1,023
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,634
Dutchess County Local Development Corp. Revenue Bonds 1,500 5.000 07/01/51 1,521
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 189
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,951
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 480
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 517
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 676
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 606
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 929
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 153
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 142
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 323
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 51
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 20
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 376

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,516
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,524
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 514
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,590
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,429
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 193
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 870
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 4,123
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 303
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,185
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 793
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 598
New York City Industrial Development Revenue Bonds (µ) 1,665 3.000 01/01/46 1,334
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,060
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 93
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 4,620 4.000 06/15/49 4,620
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 1,720 1.700 11/01/44 1,720
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 591
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 326
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,904
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 767
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,627
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,611
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,956
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 893
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 396
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,117
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 402
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 418
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 521
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 889
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,922
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,381
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 982
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 491
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 259
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,449
New York State Thruway Authority Revenue Bonds 3,000 5.000 12/01/34 3,245
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,092
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 393
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,719
New York Transportation Development Corp. Revenue Bonds 105 2.250 08/01/26 102
New York Transportation Development Corp. Revenue Bonds 1,055 5.000 08/01/26 1,055
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,913
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 500
New York Transportation Development Corp. Revenue Bonds 1,390 5.250 08/01/31 1,474
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,305
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,161
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,076
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 825

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,706
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,605
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 676
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 910
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,727
New York Transportation Development Corp. Revenue Bonds 375 5.000 07/01/41 374
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,779
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 949
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 749
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,440
New York Transportation Development Corp. Revenue Bonds 5,435 5.500 06/30/54 5,799
New York Transportation Development Corp. Revenue Bonds 225 6.000 06/30/54 245
New York Transportation Development Corp. Revenue Bonds 3,700 5.000 06/30/60 3,770
New York Transportation Development Corp. Revenue Bonds (µ) 2,500 5.250 06/30/60 2,639
New York Transportation Development Corp. Revenue Bonds 4,050 5.375 06/30/60 4,211
New York Transportation Development Corp. Revenue Bonds 6,700 5.500 06/30/60 7,128
New York Transportation Development Facilities Revenue Bonds 100 5.000 01/01/34 103
Nuveen AMT-Free Municipal Credit Income Fund (~)(Ê) 11,000 3.430 03/01/29 11,000
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 90
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 179
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 49
Oneida Indian Nation of New York Revenue Bonds (Þ) 200 6.000 09/01/43 219
Onondaga Civic Development Corp. Revenue Bonds 100 5.125 08/01/44 101
Onondaga Civic Development Corp. Revenue Bonds 100 5.375 08/01/54 102
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,568
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 217
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,254
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,259
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,794
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,844
Westchester County Industrial Development Agency Revenue Bonds (Þ) 150 7.000 06/01/46 149
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/30 99
Westchester County Local Development Corp. Revenue Bonds 100 5.000 11/01/33 98
Westchester County Local Development Corp. Revenue Bonds 150 5.000 11/01/34 147
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 118
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,057
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 113
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 101
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 26
Yonkers Economic Development Corp. Revenue Bonds 250 5.000 10/15/40 257
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/49 100
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 76
Yonkers Economic Development Corp. Revenue Bonds 100 5.000 10/15/54 100
176,340
North Carolina - 0.6%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,095
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 278
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 328
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 503
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 1,001

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,922
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 96
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 21
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 994
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 266
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 332
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,607
North Carolina Medical Care Commission Revenue Bonds 700 4.000 01/01/52 570
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,100
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,013
12,126
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 453
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 152
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,039
City of Horace General Obligation Unlimited 250 4.850 08/01/26 250
County of Burleigh Revenue Bonds 395 5.200 04/15/46 390
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 999
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,260
5,543
Ohio - 4.2%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,041
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 465
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 176
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 230
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,611
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 32,380 5.000 06/01/55 29,986
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,915 6.259 06/01/57 2,712
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 100
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 139
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,246
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 959
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,605
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 84
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 175
Columbus-Franklin County Finance Authority Revenue Bonds 1,415 4.000 11/15/38 1,384
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 618
County of Darke Revenue Bonds 50 4.000 09/01/40 43
County of Darke Revenue Bonds 50 4.000 09/01/45 41
County of Darke Revenue Bonds 75 5.000 09/01/49 68
County of Franklin Revenue Bonds 400 5.250 07/01/41 403
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,085
County of Franklin Revenue Bonds 520 5.250 11/15/55 480
County of Lucas Hospital Revenue Bonds 4,325 5.250 11/15/48 4,421
County of Lucas Revenue Bonds 120 4.000 11/15/45 96
County of Muskingum Revenue Bonds 200 5.000 02/15/48 192
Cuyahoga County Hospital Revenue Bonds 170 5.000 05/15/32 170
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,020
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 228
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,164
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 400
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 1,008

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,306
Cuyahoga County Hospital Revenue Bonds 3,020 5.500 02/15/57 3,078
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 1,046
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,080
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 23
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 222
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 270
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,440
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,333
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,868
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 1,012
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 205
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,559
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 286
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 281
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,299
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 362
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 120 4.250 12/01/50 108
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 178
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 107
State of Ohio Revenue Bonds 350 3.000 01/15/45 279
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,810
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 253
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 925
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 95
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 983
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 45
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 132
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,086
85,163
Oklahoma - 0.5%
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 100 6.000 06/15/44 103
Oklahoma Capitol Improvement Authority Revenue Bonds (Þ) 125 6.250 06/15/54 128
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 204
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 453
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,912
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 977
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,567
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 516
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 715 4.000 12/01/43 668
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,016
9,169
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 648
Astoria Hospital Facilities Authority Revenue Bonds 450 5.250 08/01/54 477
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 24
County of Yamhill Revenue Bonds 350 4.000 12/01/41 343
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,563

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 202
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 976
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,513
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 952
Salem Hospital Facility Authority Revenue Bonds 950 4.000 05/15/47 792
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,565
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 102
10,188
Pennsylvania - 4.8%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,645
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 918
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,768
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 250
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 238
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 900 3.000 06/15/31 813
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 89
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 82
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 80
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,515 5.000 05/01/28 1,544
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 508
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,019
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 518
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,459
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 700 5.250 05/01/42 705
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 710 6.000 05/01/42 750
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 32
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 70
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 48
Berks County Industrial Development Authority Revenue Bonds 325 3.750 11/01/42 208
Berks County Industrial Development Authority Revenue Bonds 725 4.000 11/01/47 464
Berks County Industrial Development Authority Revenue Bonds 100 5.000 11/01/47 64
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 480
Berks County Municipal Authority Revenue Bonds 1,195 5.000 11/01/40 765
Berks County Municipal Authority Revenue Bonds 355 5.000 11/01/44 227
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,103
Bethlehem Redevelopment Authority Revenue Bonds 1,600 5.250 10/01/49 1,669
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 552
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,994
Cheltenham Township Industrial Development Authority Revenue Bonds 450 5.000 04/01/44 451
Cheltenham Township Industrial Development Authority Revenue Bonds 200 5.750 04/01/54 203
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 793
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 617
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,758
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,014
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 2,049
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,245
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 259

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,749
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 305
City of Scranton General Obligation Unlimited 1,275 5.000 09/01/28 1,310
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,550
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 697
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 748
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,108
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 210
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,159
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 40
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 40
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 165
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 96
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 93
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 471
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 136
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 94
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 72
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,830
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 297
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 210 5.000 07/01/28 214
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/34 507
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 987
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 996
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 634
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,214
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,984
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 562
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 323
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 105
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 101
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 865
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 325 5.250 07/01/44 322
Mercer County Industrial Development Authority Revenue Bonds (Þ) 375 6.125 10/01/50 280
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,527
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,717
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,671
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 53
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 70
Pennsylvania Economic Development Financing Authority Revenue Bonds (ae)(Ê) 2,875 5.250 06/01/27 2,921
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,139
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 1,017
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,258
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 263

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,687
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 139
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 212
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,128
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 158
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 129
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 518
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 735
Pennsylvania Higher Education Assistance Agency Revenue Bonds 3,500 5.000 06/01/51 3,513
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 125 5.000 05/01/37 104
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 276
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,047
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,260
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 926
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 105
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 917
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 207
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,600 6.250 05/01/42 1,526
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 757
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 157
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 139
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 146
Scranton Redevelopment Authority Revenue Bonds 70 5.000 11/15/28 70
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,996
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 203
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 378
Washington County Redevelopment Authority Tax Allocation 205 5.000 07/01/28 205
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 354
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 488
96,207
Puerto Rico - 7.8%
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,346
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,773
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,879
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,341
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,442
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,864
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 819
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,367
Commonwealth of Puerto Rico General Obligation Unlimited (Æ)(~)(Ê)(Ø) 14,518 1.000 11/01/43 8,892
Commonwealth of Puerto Rico General Obligation Unlimited 4,162 4.000 07/01/46 3,808
Commonwealth of Puerto Rico General Obligation Unlimited (Æ)(~)(Ê)(Ø) 8,107 1.000 11/01/51 4,798
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 5,128 1.000 11/01/51 1,611
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 8,877 7.500 08/20/40 8,611
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 572
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 562
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,800 5.000 07/01/35 1,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,624
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,580 4.000 07/01/42 4,299
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,000 4.000 07/01/47 1,813

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,650 5.000 07/01/47 11,810
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 349
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 417
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 5.250 07/01/26 73
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 675 5.250 07/01/26 363
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 906
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,295 5.000 07/01/28 1,771
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 3,510 1.480 07/01/29 3,404
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 618
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 2,301
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 347
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 73
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 352
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,020 6.750 07/01/36 548
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 175
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,275 5.500 07/01/38 685
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,180 5.250 07/01/40 2,247
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,525 5.000 07/01/42 820
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 538
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/42 118
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 625 6.750 01/01/45 739
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 353
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 227
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 191
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585
Zero
coupon 07/01/33 412
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 220
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,149 4.329 07/01/40 8,077
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,645
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 63,586 5.709 07/01/46 21,112
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 13,899 5.772 07/01/51 3,364
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 31
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,198 4.750 07/01/53 4,161
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,025 4.784 07/01/58 9,915
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 18,965 5.000 07/01/58 19,044
157,067
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 999
Rhode Island Health & Educational Building Corp. Revenue Bonds 750 5.250 05/15/54 800
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 651
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 529
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 653
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 2,094
5,726
South Carolina - 0.8%
Berkeley County Special Assessment 435 4.000 11/01/30 421
County of Berkeley Special Assessment 2,250 4.250 11/01/40 2,059

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 03/01/31 1,086
South Carolina Jobs-Economic Development Authority Revenue Bonds 350 5.000 11/15/47 356
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 486
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,465
South Carolina Jobs-Economic Development Authority Revenue Bonds 575 4.500 11/01/54 577
South Carolina Jobs-Economic Development Authority Revenue Bonds 450 5.500 11/01/54 503
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 406
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,885
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,336
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,060
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 251
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,559
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 127
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 756
15,333
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,780
County of Lincoln Revenue Bonds 75 4.000 08/01/56 62
County of Lincoln Revenue Bonds 650 4.000 08/01/61 529
2,371
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 502
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,119
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,000
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 263
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 274
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 236
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 101
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,421
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 70
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 85
8,071
Texas - 5.6%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 24
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 45
Arlington Higher Education Finance Corp. Revenue Bonds 1,500 4.750 08/15/44 1,500
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 43
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 396
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 95
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 4.000 02/15/54 945
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/54 100
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.000 08/15/54 100
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 217
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 144
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 4.875 06/15/59 99
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 506
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 100 5.000 06/15/64 99
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 50
Bastrop Independent School District 1,000 5.000 02/15/53 1,078
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 727
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 705
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 325
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 61
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 46
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 648
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 494
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 912
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,927
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 492
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 982
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 102
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,014
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 487
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 179
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 212
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 128
City of Anna Special Assessment (Þ) 100 5.750 09/15/54 100
City of Arlington Tax Allocation 920 4.000 08/15/41 846
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 189
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 128
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 101
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 229
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 273
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 95
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 117
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 23
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 889
City of Celina Special Assessment (Þ) 145 4.125 09/01/39 134
City of Celina Special Assessment (µ) 1,955 2.625 09/01/40 1,452
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 61
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 57
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 43
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 102
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 87
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 100
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,644
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 109
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 83
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 81
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 97
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 209
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 102
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 133

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 128
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 661
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 378
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 142
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 128
City of Celina Special Assessment (Þ) 100 5.750 09/01/54 102
City of Crandall Special Assessment (Þ) 269 6.125 09/15/32 275
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 92
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 99
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 90
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 99
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 524
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 186
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 105
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 97
City of Dayton Special Assessment (Þ) 150 5.750 09/01/54 150
City of Dayton Special Assessment (Þ) 200 6.250 09/01/54 201
City of Decatur Special Assessment (Þ) 200 6.875 09/15/54 206
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 81
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 85
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 91
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 92
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 232
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 101
City of Forney Special Assessment (Þ) 630 6.500 09/15/53 628
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 149
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 90
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 89
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 84
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 591
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 100
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 144
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 178
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 163
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 301
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 754
City of Houston Airport System Revenue Bonds 3,595 5.000 07/15/28 3,690
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 100 5.000 07/15/30 101
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,811
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 553
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 514
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 169
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 246
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 174
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 258
City of Justin Special Assessment (Þ) 802 5.750 09/01/53 818
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 104
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 210
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 99
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 88

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Kyle Special Assessment 160 5.000 09/01/42 161
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 204
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 97
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 103
City of Kyle Special Assessment (Þ) 260 5.750 09/01/53 263
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lago Vista Special Assessment (Þ) 210 6.000 09/01/54 214
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 92
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 122
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 93
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 121
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 270
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 92
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 409
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 132
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 87
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 86
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 95
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 81
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 84
City of Manor Special Assessment (Þ) 100 5.625 09/15/54 101
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 91
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 88
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 97
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 82
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 481
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 90
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 41
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 271
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 151
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,008
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 154
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 202
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 406
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 97
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 82
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 90
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 199
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 117
City of Mustang Ridge Special Assessment (Þ) 75 6.375 09/01/53 77
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 90
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 89
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 505
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 88
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 92
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 202
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 206
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 309
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 155

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 124
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 148
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 122
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 239
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 285
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 102
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 191
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 108
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 74
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 101
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 103
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 128
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 93
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 102
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 270
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 136
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 153
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 87
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 265
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 126
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 104
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 254
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 154
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 80
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 84
City of Royse City Special Assessment (Þ) 100 5.875 09/15/54 102
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 96
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 116
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 90
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 177
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 104
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 156
City of San Marcos Special Assessment (Þ) 130 6.000 09/01/48 131
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 88
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 492
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 821
City of Seagoville Special Assessment (Þ) 150 6.000 09/15/44 152
City of Seagoville Special Assessment (Þ) 200 6.250 09/15/54 201
City of Seagoville Special Assessment (Þ) 325 7.000 09/15/54 325
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 142
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 98
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 97
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 114
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 103
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 790
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 101
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 61
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 101
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 204

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 362
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 200
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 94
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.800 10/01/46 1,082
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,999
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 112
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 110
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 110
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 104
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 103
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 102
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 975
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 92
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 313
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 157
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 279
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 22
Lake Houston Redevelopment Authority Revenue Bonds 1,485 3.000 09/01/44 1,132
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 36
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 268
Mission Economic Development Corp. Revenue Bonds (Þ) 2,070 4.625 10/01/31 2,066
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 45
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 77
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 38
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 302
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 400
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 115
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 959
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 11/01/40 201
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 130
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 243
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 608
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,250 4.000 08/15/51 1,053
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 175
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 4.000 11/01/55 875
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 904
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 3,320 5.500 01/01/57 3,156
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 134
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 253
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 353
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 68
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 295
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 384

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,608
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,063
Port Beaumont Navigation District Revenue Bonds (Þ) 925 10.000 07/01/26 942
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 82
Port Beaumont Navigation District Revenue Bonds (Þ) 400 5.000 01/01/39 403
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 249
Port Beaumont Navigation District Revenue Bonds (Þ) 300 5.125 01/01/44 302
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 1,000
Port Beaumont Navigation District Revenue Bonds (Þ) 350 5.250 01/01/54 353
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,670
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,262
Royse City Special Assessment (Þ) 50 5.625 09/15/54 50
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 816
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 123
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 199
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 472
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 150 5.000 10/01/49 157
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 228
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 703
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,072
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,000 5.000 12/31/50 1,007
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 101
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,122
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,150 5.500 12/31/58 5,605
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,623
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 146
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 190
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 174
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 751
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 84
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 99
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 82
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 793
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 99
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 89
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 42
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 39
Village of Salado Special Assessment (Þ) 100 6.500 09/01/54 101
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 378
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 38
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 417
113,778
Utah - 1.1%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 343 9.750 12/01/39 311
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,000 4.000 03/01/51 844
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 441
Black Desert Public Infrastructure District Special Assessment (Þ) 600 5.625 12/01/53 620
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 146 5.500 06/01/41 143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Firefly Public Infrastructure District No. 1 General Obligation Unlimited (Þ) 500 6.625 03/01/54 517
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 550 5.625 12/01/43 569
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 634
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,191
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 972
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 490
Military Installation Development Authority Revenue Bonds 2,275 4.000 06/01/52 1,904
Olympia Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 6.375 03/01/55 512
Olympia Public Infrastructure District No. 1 Revenue Bonds (Þ) 500 5.125 12/01/29 504
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 369
Salt Lake City Airport Revenue Bonds 1,965 5.500 07/01/53 2,145
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 966
Utah Charter School Finance Authority Revenue Bonds (Þ) 400 4.000 06/15/31 372
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 721
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,095
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 507
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 311
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 973
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,028
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 804
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,217
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 147
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 301
21,608
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 178
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 515
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 279
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 400 5.250 10/01/52 379
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,543
2,894
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 750 5.000 10/01/28 780
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,236
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,793
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 175 5.000 10/01/39 182
Virgin Islands Public Finance Authority Revenue Bonds 1,790 5.000 10/01/32 1,724
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 424
14,139
Virginia - 1.5%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 451
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,380
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 197
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 35
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 49
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 1,008
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 36
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,944
Tobacco Settlement Financing Corp. Revenue Bonds 3,805 6.706 06/01/46 3,242
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 119
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 614

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,397
Virginia Beach Development Authority Revenue Bonds 275 7.000 09/01/53 316
Virginia Beach Development Authority Revenue Bonds 800 7.000 09/01/59 912
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 79
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 66
Virginia Housing Development Authority Revenue Bonds 250 4.500 08/01/54 249
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,067
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 4,108
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,014
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,590
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,608
29,481
Washington - 1.4%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,019
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,520
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 218
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,259
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 1,012
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 896
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 70
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,170
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,812
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,240
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,977
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,516
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,275
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 2,083
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 184
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,436
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 171
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 128
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 167
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,446
28,059
West Virginia - 0.4%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 149
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 158
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 82
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 914
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 107
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 161
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 49
County of Ohio Special District Excise Tax Revenue Bonds 90 3.000 03/01/37 76
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,155 4.125 06/01/43 1,029
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,070 4.875 06/01/43 1,037
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,000 8.000 06/01/43 225
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 300
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 702
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 335
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 535
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 884

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 321
7,064
Wisconsin - 2.6%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,620
Public Finance Authority Revenue Bonds 1,720 5.250 07/01/28 1,721
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,033
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 15
Public Finance Authority Revenue Bonds (Þ) 30 4.000 07/01/30 29
Public Finance Authority Revenue Bonds 325 5.000 07/15/30 325
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 100
Public Finance Authority Revenue Bonds (Þ) 2,000 6.750 08/01/31 1,460
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 698
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 733
Public Finance Authority Revenue Bonds (Þ) 550 5.375 12/15/32 551
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,014
Public Finance Authority Revenue Bonds (Þ) 95 5.000 12/01/35 96
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 638
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,919
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,635
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 526
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 153
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 48
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 06/01/41 1,165
Public Finance Authority Revenue Bonds (Þ) 1,185 7.125 06/01/41 1,164
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 94
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 753
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 625 8.000 06/15/42 627
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds 1,010 5.000 06/15/44 1,025
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 71
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 191
Public Finance Authority Revenue Bonds (Þ) 1,185 6.500 06/01/45 1,045
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 730
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 104
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 341
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 146
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,678
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 77
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 824
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 78
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 48
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 520
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 81
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 944
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,504
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,748
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 1,023
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,418
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 99
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 174
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 444
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 814
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 52
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 73
Public Finance Authority Revenue Bonds 100 5.250 06/15/54 102
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 670
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 409
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 61
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 111
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 1,063
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 4,001
Public Finance Authority Revenue Bonds (Þ) 1,550 4.500 06/01/56 1,263
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 755
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 235
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 147
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 154
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 102
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 53
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 74
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 79
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 224
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 663
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 112
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,602
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 169
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 145
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 301
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 766
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 821
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,185
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 37
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 5.500 02/15/54 871
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 265
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 35
Wisconsin Health & Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 422
51,996
Wyoming - 0.0%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 910
Total Municipal Bonds
(cost $1,969,732) 1,948,499
Loan Agreements - 0.0%
Rialto Bioenergy Facility LLC  New Money Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š)(v) 155 0.000 06/06/25 141
Rialto Bioenergy Facility LLC 1st Lien Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š)(v) 453 0.000 06/06/24 —
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (USD 3 Month
LIBOR  + 10.000%)(Ê)(Š)(v) 217 0.000 02/28/31 —
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š)(v) 77 0.000 02/28/31 70
Rialto Bioenergy Facility LLC New Money Dip Term Loan (USD 3 Month LIBOR  +
10.000%)(Ê)(Š)(v) 307 0.000 06/06/25 280

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rialto Bioenergy Facility LLC Term Loan (USD 1 Month LIBOR + 10.000%)(Ê)(Š)
(v) 923 0.000 06/06/25 —
491
Total Loan Agreements
(cost $2,122) 491
Short-Term Investments - 2.6%
U.S. Cash Management Fund (@) 51,656,151 (∞) 51,646
Total Short-Term Investments
(cost $51,644) 51,646
Total Investments - 99.2%
(identified cost $2,023,498) 2,000,636
Other Assets and Liabilities, Net - 0.8%
15,478
Net Assets - 100.0%
2,016,114

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.9%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 900,000 102 .18 920
813
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 105 .77 529
508
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105 .38 1,054
1,019
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,515,000 100 .80 1,529
1,544
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 710,000 100 .00 710
750
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 700,000 99 .49 699
705
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/29/23 4,450,000 101 .14 4,526
4,459
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100 .00 100
93
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101 .42 634
631
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,365,000 107 .12 1,462
1,415
Arizona Industrial Development Authority Revenue Bonds 08/28/20 440,000 98 .60 434
443
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105 .90 741
691
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103 .82 78
67
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .19 33
24
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109 .76 33
25
Arizona Industrial Development Authority Revenue Bonds 02/15/22 210,000 102 .28 215
173
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100 .00 1,250
1,197
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .34 98
102
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98 .34 98
102
Arkansas Development Finance Authority Revenue Bonds 09/26/23 5,750,000 84 .81 4,876
5,660
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103 .48 517
506
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100 .00 215
217
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97 .14 97
99
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 97 .47 97
99
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 100,000 98 .83 99
100
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99 .81 1,378
1,135
Atlanta Urban Redevelopment Agency Revenue Bonds 07/20/23 3,330,000 86 .46 2,879
3,007
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100 .00 2,380
2,430
Avenir Community Development District Special Assessment 03/19/24 595,000 100 .25 596
606
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
94
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
98
Avimor Community Infrastructure District No. 1 Special Assessment 05/22/24 200,000 100 .00 200
208
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99 .47 1,055
1,086
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
85
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .13 100
87
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100 .00 500
407
Beaumont Community Development District Special Assessment 01/25/19 90,000 100 .00 90
94
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 342,940 100 .00 343
311
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100 .00 500
489
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100 .00 500
441
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,000,000 100 .96 1,010
844
Black Desert Public Infrastructure District Special Assessment 05/09/24 600,000 100 .00 600
620
Brazoria County Industrial Development Corp. Revenue Bonds 11/17/22 650,000 97 .87 636
648
Build NYC Resource Corp. Revenue Bonds 04/08/21 330,000 93 .57 309
300
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105 .96 106
81
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100 .00 100
89
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117 .53 411
345
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110 .39 1,104
852
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100 .00 170
169
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100 .00 150
152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100 .89 151
153
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101 .73 509
515
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98 .75 99
90
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97 .34 97
103
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 98 .99 99
104
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100 .00 1,000
912
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 100 .91 2,018
1,927
California Community College Financing Authority Revenue Bonds 07/28/22 475,000 97 .59 464
485
California Community Housing Agency Revenue Bonds 03/25/21 4,505,000 91 .51 4,274
3,828
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75 .65 151
161
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65 .14 114
123
California Enterprise Development Authority Revenue Bonds 11/03/22 1,095,000 76 .47 837
923
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 90 .56 91
98
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 785,000 100 .31 787
771
California Infrastructure & Economic Development Bank Revenue Bonds 08/30/23 1,230,000 100 .00 1,230
1,290
California Infrastructure & Economic Development Bank Revenue Bonds 07/26/24 1,800,000 99 .25 1,786
1,825
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .51 995
1,011
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .28 1,534
1,526
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .52 1,879
1,824
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .34 65
61
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104 .24 99
92
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104 .55 63
59
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 105 .99 1,198
1,138
California Municipal Finance Authority Revenue Bonds 05/22/24 125,000 96 .81 121
126
California Pollution Control Financing Authority Revenue Bonds 01/17/19 1,490,000 95 .47 1,423
179
California Pollution Control Financing Authority Revenue Bonds 02/17/23 500,000 102 .79 514
551
California Pollution Control Financing Authority Revenue Bonds 08/07/23 2,590,000 98 .34 2,550
2,643
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101 .42 254
279
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113 .08 679
633
California School Finance Authority Revenue Bonds 12/10/15 500,000 106 .57 533
502
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105 .66 1,057
1,018
California School Finance Authority Revenue Bonds 10/22/20 600,000 104 .03 624
582
California School Finance Authority Revenue Bonds 10/30/20 150,000 105 .16 158
149
California School Finance Authority Revenue Bonds 10/30/20 60,000 97 .91 59
52
California School Finance Authority Revenue Bonds 04/19/21 100,000 109 .15 109
94
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110 .29 1,213
978
California School Finance Authority Revenue Bonds 06/18/21 80,000 105 .58 84
57
California School Finance Authority Revenue Bonds 06/18/21 100,000 106 .50 107
75
California School Finance Authority Revenue Bonds 07/22/21 465,000 113 .02 526
451
California School Finance Authority Revenue Bonds 03/11/22 250,000 97 .99 245
190
California School Finance Authority Revenue Bonds 03/23/22 315,000 101 .64 320
311
California School Finance Authority Revenue Bonds 03/23/22 250,000 102 .61 257
250
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102 .95 1,030
1,018
California School Finance Authority Revenue Bonds 05/26/22 250,000 100 .23 251
250
California School Finance Authority Revenue Bonds 05/26/22 170,000 101 .47 172
171
California School Finance Authority Revenue Bonds 06/15/22 385,000 100 .00 385
395
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .16 250
256
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .24 251
256
California School Finance Authority Revenue Bonds 09/01/22 250,000 100 .27 251
257
California School Finance Authority Revenue Bonds 09/07/22 400,000 102 .34 409
401
California School Finance Authority Revenue Bonds 10/27/22 500,000 98 .06 490
522
California School Finance Authority Revenue Bonds 10/27/22 975,000 98 .52 961
1,017
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 64 .01 640
847
California School Finance Authority Revenue Bonds 05/25/23 125,000 98 .71 123
132
California School Finance Authority Revenue Bonds 07/26/24 250,000 99 .82 250
249
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105 .61 211
206
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .41 1,074
1,032

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .08 260
253
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104 .70 209
205
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110 .37 110
100
California Statewide Communities Development Authority Revenue Bonds 08/30/22 935,000 100 .55 940
945
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99 .65 399
405
California Statewide Communities Development Authority Revenue Bonds 01/30/24 8,100,000 97 .35 7,886
8,182
Capital Trust Agency, Inc. Revenue Bonds 04/10/19 5,405,000 98 .72 5,336
5,402
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106 .01 1,330
1,208
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
2,002
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110 .20 358
315
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107 .28 107
79
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108 .00 108
81
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103 .45 155
117
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115 .59 347
302
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100 .00 425
433
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100 .00 400
408
Capital Trust Agency, Inc. Revenue Bonds 04/24/24 100,000 100 .00 100
103
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 375,000 100 .00 375
395
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100 .00 150
157
Chapel Creek Community Development District Special Assessment 05/27/21 35,000 100 .00 35
29
Chapel Creek Community Development District Special Assessment 05/27/21 55,000 103 .50 57
46
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 220,000 99 .12 218
223
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103 .93 364
351
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,500,000 82 .00 2,050
2,093
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100 .00 250
259
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99 .15 1,983
2,049
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93 .08 1,396
1,610
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .58 1,892
2,160
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110 .48 110
85
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 96 .97 267
296
City of Anna Special Assessment 07/28/21 504,000 100 .00 504
487
City of Anna Special Assessment 12/14/22 175,000 100 .00 175
179
City of Anna Special Assessment 09/13/23 125,000 99 .37 124
128
City of Anna Special Assessment 10/11/23 200,000 98 .53 197
212
City of Anna Special Assessment 07/10/24 100,000 100 .00 100
100
City of Aubrey Special Assessment 09/23/22 183,000 99 .40 182
189
City of Aubrey Special Assessment 08/25/23 120,000 100 .00 120
123
City of Aubrey Special Assessment 08/25/23 125,000 99 .31 124
128
City of Austin Special Assessment 12/01/22 100,000 99 .29 99
101
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100 .00 230
229
City of Bee Cave Special Assessment 10/27/21 122,000 100 .00 122
117
City of Bee Cave Special Assessment 10/27/21 281,000 100 .00 281
273
City of Bee Cave Special Assessment 10/27/21 100,000 100 .00 100
95
City of Celina Special Assessment 09/11/19 145,000 100 .00 145
134
City of Celina Special Assessment 08/12/20 1,845,000 95 .18 1,756
1,644
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
23
City of Celina Special Assessment 11/10/21 72,000 100 .00 72
61
City of Celina Special Assessment 11/10/21 90,000 100 .00 90
81
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 11/10/21 28,000 100 .00 28
27
City of Celina Special Assessment 11/10/21 61,000 100 .00 61
57
City of Celina Special Assessment 11/10/21 25,000 100 .00 25
24
City of Celina Special Assessment 12/15/21 55,000 99 .39 55
43
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
83
City of Celina Special Assessment 01/12/22 100,000 100 .00 100
87
City of Celina Special Assessment 02/23/22 131,000 98 .83 129
109
City of Celina Special Assessment 02/23/22 255,000 99 .31 253
209
City of Celina Special Assessment 04/13/22 100,000 100 .00 100
97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Celina Special Assessment 09/14/22 100,000 100 .00 100
102
City of Celina Special Assessment 02/15/23 650,000 100 .00 650
661
City of Celina Special Assessment 03/15/23 125,000 100 .00 125
128
City of Celina Special Assessment 03/15/23 100,000 100 .00 100
102
City of Celina Special Assessment 03/15/23 130,000 100 .00 130
133
City of Celina Special Assessment 04/12/23 375,000 99 .28 372
378
City of Celina Special Assessment 06/14/23 125,000 100 .00 125
128
City of Celina Special Assessment 07/12/23 140,000 100 .00 140
142
City of Celina Special Assessment 04/10/24 100,000 99 .56 100
102
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
99
City of Crandall Special Assessment 06/08/21 100,000 100 .00 100
90
City of Crandall Special Assessment 06/08/21 100,000 99 .27 99
92
City of Crandall Special Assessment 06/08/21 100,000 99 .31 99
99
City of Crandall Special Assessment 10/18/22 500,000 100 .00 500
524
City of Crandall Special Assessment 10/18/22 269,000 100 .00 269
275
City of Crandall Special Assessment 10/18/22 175,000 100 .00 175
186
City of Dayton Special Assessment 04/19/22 105,000 100 .00 105
105
City of Dayton Special Assessment 04/19/22 100,000 100 .00 100
97
City of Dayton Special Assessment 03/19/24 200,000 100 .00 200
201
City of Dayton Special Assessment 03/19/24 150,000 99 .28 149
150
City of Decatur Special Assessment 11/28/23 200,000 100 .00 200
206
City of Elmendorf Special Assessment 08/20/21 100,000 100 .00 100
81
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102 .21 1,809
1,749
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102 .21 302
305
City of Fate Special Assessment 10/19/21 110,000 100 .53 111
91
City of Fate Special Assessment 10/19/21 100,000 99 .37 99
85
City of Fate Special Assessment 04/05/22 105,000 100 .00 105
92
City of Fate Special Assessment 09/07/22 225,000 100 .00 225
232
City of Fate Special Assessment 05/02/23 100,000 99 .05 99
101
City of Forney Special Assessment 06/27/23 630,000 96 .82 610
628
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
149
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
89
City of Georgetown Special Assessment 03/23/22 100,000 100 .00 100
90
City of Goshen Revenue Bonds 08/06/21 1,000,000 100 .00 1,000
842
City of Haslet Special Assessment 07/30/20 200,000 105 .30 211
178
City of Haslet Special Assessment 02/23/22 200,000 98 .85 198
163
City of Henderson Revenue Bonds 03/25/22 350,000 100 .00 350
349
City of Henderson Revenue Bonds 03/25/22 2,580,000 100 .00 2,580
2,537
City of Henderson Revenue Bonds 03/25/22 1,050,000 99 .28 1,040
1,033
City of Hutto Special Assessment 04/05/21 296,000 99 .89 296
246
City of Hutto Special Assessment 10/22/21 200,000 99 .02 198
169
City of Hutto Special Assessment 07/07/23 170,000 99 .62 169
174
City of Justin Special Assessment 03/27/18 255,000 100 .00 255
258
City of Justin Special Assessment 04/01/24 802,000 99 .29 796
818
City of Kaufman Special Assessment 11/22/22 100,000 101 .07 101
104
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
99
City of Kyle Special Assessment 05/08/19 100,000 100 .00 100
97
City of Kyle Special Assessment 10/20/21 100,000 100 .00 100
88
City of Kyle Special Assessment 03/23/22 216,000 100 .00 216
210
City of Kyle Special Assessment 01/18/23 100,000 100 .00 100
103
City of Kyle Special Assessment 01/18/23 200,000 99 .40 199
204
City of Kyle Special Assessment 06/21/23 260,000 100 .00 260
263
City of Lago Vista Special Assessment 01/05/24 210,000 100 .00 210
214
City of Lavon Special Assessment 08/21/19 135,000 104 .29 141
121
City of Lavon Special Assessment 08/21/19 100,000 99 .45 99
92
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
93
City of Lavon Special Assessment 02/02/22 100,000 100 .00 100
92
City of Lavon Special Assessment 02/02/22 318,000 98 .77 314
270

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Lavon Special Assessment 02/02/22 136,000 99 .11 135
122
City of Lavon Special Assessment 11/16/22 400,000 100 .00 400
409
City of Lewisville Special Assessment 10/03/23 125,000 100 .00 125
132
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
86
City of Liberty Hill Special Assessment 12/14/21 100,000 100 .00 100
87
City of Manor Special Assessment 12/19/19 100,000 100 .00 100
95
City of Manor Special Assessment 05/06/21 100,000 100 .00 100
84
City of Manor Special Assessment 05/06/21 100,000 102 .39 102
81
City of Manor Special Assessment 05/16/24 100,000 99 .06 99
101
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
88
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
97
City of Marble Falls Revenue Bonds 07/21/21 100,000 100 .00 100
91
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105 .02 105
90
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100 .00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101 .61 51
41
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99 .44 268
271
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,008
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
154
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
102
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100 .00 400
406
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99 .68 199
202
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99 .41 149
151
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
97
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
82
City of Midlothian Special Assessment 03/24/21 100,000 100 .00 100
90
City of Midlothian Special Assessment 08/10/22 115,000 100 .00 115
117
City of Midlothian Special Assessment 08/10/22 200,000 100 .00 200
199
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101 .90 1,427
1,429
City of Mustang Ridge Special Assessment 11/21/23 75,000 100 .00 75
77
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
90
City of New Braunfels Special Assessment 11/09/21 100,000 100 .00 100
89
City of Oak Point Special Assessment 07/25/18 100,000 100 .00 100
88
City of Oak Point Special Assessment 07/25/18 100,000 99 .55 100
92
City of Oak Point Special Assessment 07/22/21 650,000 100 .00 650
505
City of Pilot Point Special Assessment 05/13/22 120,000 100 .00 120
124
City of Pilot Point Special Assessment 05/13/22 300,000 100 .00 300
309
City of Pilot Point Special Assessment 06/10/22 150,000 100 .00 150
155
City of Pilot Point Special Assessment 06/10/22 204,000 100 .00 204
206
City of Pilot Point Special Assessment 06/10/22 200,000 100 .00 200
202
City of Plano Special Assessment 10/24/23 140,000 100 .00 140
148
City of Plano Special Assessment 10/24/23 225,000 100 .00 225
239
City of Plano Special Assessment 10/24/23 115,000 100 .00 115
122
City of Princeton Special Assessment 04/24/18 130,000 100 .00 130
128
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
102
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
93
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
102
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
191
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
270
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
108
City of Princeton Special Assessment 06/23/20 160,000 100 .00 160
136
City of Princeton Special Assessment 07/30/20 300,000 103 .25 310
285
City of Princeton Special Assessment 05/25/21 185,000 101 .02 185
153
City of Princeton Special Assessment 03/29/22 100,000 100 .00 100
87
City of Princeton Special Assessment 06/28/22 270,000 100 .00 270
265
City of Princeton Special Assessment 07/26/22 75,000 100 .00 75
74
City of Princeton Special Assessment 07/25/23 125,000 100 .00 125
126
City of Princeton Special Assessment 07/25/23 100,000 100 .00 100
101
City of Princeton Special Assessment 09/12/23 150,000 100 .00 150
154

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 317
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 09/12/23 100,000 100 .00 100
103
City of Princeton Special Assessment 09/12/23 250,000 98 .17 245
254
City of Princeton Special Assessment 10/11/23 100,000 99 .01 99
104
City of Red Oak Special Assessment 06/15/21 100,000 102 .63 103
84
City of Red Oak Special Assessment 06/15/21 100,000 99 .03 99
80
City of Rockdale Special Assessment 10/31/23 400,000 97 .08 388
419
City of Royse City Special Assessment 04/24/24 100,000 99 .64 100
102
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .50 124
116
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102 .77 103
90
City of Royse Special Assessment Revenue Bonds 07/30/20 200,000 100 .70 201
177
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100 .82 101
96
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .29 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100 .00 100
103
City of Sachse Special Assessment 11/15/22 100,000 100 .00 100
104
City of Sachse Special Assessment 11/15/22 150,000 100 .00 150
156
City of San Marcos Special Assessment 12/16/21 100,000 100 .00 100
88
City of San Marcos Special Assessment 12/20/23 130,000 100 .00 130
131
City of Santa Fe Special Assessment 03/25/22 859,000 100 .00 859
821
City of Santa Fe Special Assessment 03/25/22 509,000 100 .00 509
492
City of Seagoville Special Assessment 03/19/24 150,000 100 .00 150
152
City of Seagoville Special Assessment 03/19/24 200,000 100 .00 200
201
City of Seagoville Special Assessment 03/19/24 325,000 98 .76 321
325
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
98
City of Sinton Special Assessment 01/19/22 100,000 100 .00 100
97
City of South Charleston Revenue Bonds 01/14/22 165,000 100 .00 165
149
City of South Charleston Revenue Bonds 01/14/22 185,000 100 .00 185
158
City of South Charleston Revenue Bonds 01/14/22 100,000 100 .35 100
82
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100 .36 1,154
914
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98 .32 2,310
2,274
City of Tomball Special Assessment 08/22/23 112,000 98 .63 110
114
City of Tomball Special Assessment 08/22/23 100,000 99 .32 99
103
City of Uhland Special Assessment 11/03/22 750,000 100 .00 750
790
City of Valparaiso Revenue Bonds 04/26/24 400,000 100 .00 400
413
City of Waxahachie Special Assessment 05/17/22 100,000 100 .00 100
101
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101 .67 102
84
Cleveland-Cuyahoga County Port Authority Tax Allocation 11/27/23 200,000 90 .00 180
175
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91 .64 261
208
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92 .23 323
250
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89 .28 1,728
1,523
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/07/22 435,000 100 .10 435
405
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100 .00 400
409
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86 .45 285
317
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100 .00 300
313
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97 .79 196
207
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100 .00 600
618
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 112 .97 1,130
989
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92 .65 920
1,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91 .78 206
194
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 146,000 100 .00 146
143
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100 .00 100
100
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100 .00 50
51
County of Bastrop Special Assessment 05/22/23 100,000 98 .90 99
101
County of Frederick Educational Facilities Revenue Bonds 01/10/24 3,705,000 98 .93 3,665
3,576
County of Frederick Special Tax 10/29/20 230,000 98 .02 225
209
County of Frederick Tax Allocation 07/20/23 2,045,000 97 .72 1,998
2,004
County of Gallatin Revenue Bonds 12/09/21 1,000,000 102 .98 1,030
753
County of Hays Revenue Bonds 12/06/22 200,000 100 .00 200
204
County of Hays Revenue Bonds 12/06/22 356,000 100 .00 356
362

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
County of Monongalia Tax Allocation 07/21/23 150,000 99 .18 149
161
County of Monongalia Tax Allocation 07/21/23 100,000 99 .20 99
107
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99 .47 338
344
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100 .00 280
251
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100 .00 975
835
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100 .54 559
487
Crossings Community Development District Special Assessment 07/25/24 100,000 100 .00 100
100
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 775,000 88 .97 689
561
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88 .96 467
445
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65 .36 654
724
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87 .69 1,096
999
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79 .47 79
77
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98 .13 981
748
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100 .00 850
697
Dauphin County General Authority Revenue Bonds 07/14/21 2,700,000 104 .67 2,828
2,108
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98 .97 148
151
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98 .99 99
102
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107 .36 322
308
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .56 197
187
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99 .10 198
188
Denver Urban Renewal Authority Tax Allocation 10/11/18 545,000 99 .27 543
550
Director of the State of Nevada Department of Business & Industry Revenue
Bonds 08/30/23 800,000 100 .00 800
839
District of Columbia Revenue Bonds 05/01/24 325,000 52 .82 172
186
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100 .96 2,070
2,159
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99 .68 75
66
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101 .27 228
193
Eagle Pointe Community Development District Special Assessment 11/02/23 75,000 93 .69 70
69
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100 .00 625
638
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100 .97 101
94
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .91 100
94
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 6 .10 244
189
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100 .00 1,250
1,288
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69 .66 644
557
Firefly Public Infrastructure District No. 1 General Obligation Unlimited 04/18/24 500,000 99 .40 497
517
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 550,000 99 .47 547
569
Florida Development Finance Corp. 03/27/24 3,000,000 100 .00 3,000
3,132
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .53 119
105
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101 .67 163
121
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102 .78 103
85
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101 .14 223
208
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106 .38 106
77
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86 .62 173
147
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101 .91 510
431
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97 .90 396
375
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98 .18 309
294
Florida Development Finance Corp. Revenue Bonds 06/01/22 200,000 92 .83 186
143
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100 .00 175
175
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100 .00 350
347
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100 .00 225
226
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100 .00 250
250
Florida Development Finance Corp. Revenue Bonds 05/23/24 175,000 95 .69 167
178
Florida Development Finance Corp. Revenue Bonds 05/23/24 250,000 96 .64 242
255
Florida Development Finance Corp. Revenue Bonds 06/26/24 9,175,000 100 .15 9,189
9,774
Florida Development Finance Corp. Revenue Bonds 07/08/24 275,000 101 .07 278
259
Florida Development Finance Corp. Revenue Bonds 07/17/24 225,000 99 .43 224
216
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/25/18 1,350,000 103 .95 1,403
1,309

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 319
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100 .00 305
317
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100 .00 265
273
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106 .93 1,887
1,830
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100 .00 60
57
George L Smith II Congress Center Authority Revenue Bonds 08/01/23 160,000 99 .47 159
161
George L Smith II Congress Center Authority Revenue Bonds 11/01/23 2,795,000 81 .86 2,297
2,621
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,208
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 5,500,000 96 .75 5,321
5,361
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90 .32 208
196
Hills Minneola Community Development District Special Assessment 05/02/24 160,000 93 .18 149
146
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
251
Illinois Finance Authority Revenue Bonds 02/25/20 3,025,000 103 .33 3,029
3,032
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107 .53 3,532
2,897
Illinois Finance Authority Revenue Bonds 10/13/22 1,975,000 97 .66 1,914
1,946
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99 .22 496
530
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110 .89 998
902
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100 .00 500
541
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100 .00 250
271
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99 .02 307
313
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100 .49 603
601
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .32 1,505
1,471
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
181
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
258
Knightsbridge Community Development District Revenue Bonds 03/14/24 1,000,000 99 .70 997
1,008
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98 .35 984
971
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
450
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
112
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99 .17 50
51
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99 .42 99
102
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
176
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .39 99
92
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .00 99
101
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .44 99
102
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
100
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
96
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97 .61 244
224
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 96 .98 388
419
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 97 .06 388
417
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102 .45 236
166
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102 .65 272
198
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98 .93 148
150
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99 .73 100
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .14 98
104
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98 .61 99
104
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99 .23 496
511
Mandarin Grove Community Development District Special Assessment 10/19/22 125,000 100 .00 125
137
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109 .62 55
49
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .37 55
49
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .57 117
107
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101 .75 117
111
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100 .00 225
192
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109 .41 109
87
Maricopa County Industrial Development Authority Revenue Bonds 02/09/23 775,000 99 .48 771
713

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100 .27 201
206
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100 .27 201
205
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75 .85 76
89
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100 .49 100
99
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100 .28 100
103
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100 .30 100
103
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106 .06 1,061
1,025
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
155
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
104
Massachusetts Development Finance Agency Revenue Bonds 07/16/21 1,300,000 109 .83 1,428
1,186
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .62 247
253
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .25 198
206
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100 .00 750
634
Mercer County Industrial Development Authority Revenue Bonds 07/17/24 375,000 73 .31 275
280
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100 .00 100
85
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 39 .45 69
70
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98 .20 128
132
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98 .44 182
189
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81 .39 1,221
1,191
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100 .00 1,000
972
Mission Economic Development Corp. Revenue Bonds 01/13/23 2,070,000 99 .52 2,060
2,066
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100 .41 833
828
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104 .53 209
168
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105 .31 1,000
860
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105 .44 949
821
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105 .77 1,084
936
Mohegan Tribal Finance Authority Revenue Bonds 01/25/17 2,070,000 100 .03 2,071
2,076
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,070,000 99 .24 1,055
1,037
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 1,000,000 21 .04 210
225
Monongalia County Commission Excise Tax District Revenue Bonds 02/02/24 1,155,000 94 .98 1,056
1,029
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .49 40
40
Naples Reserve Community Development District Special Assessment 05/15/18 190,000 99 .65 189
191
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
94
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100 .00 180
151
New Hampshire Business Finance Authority Revenue Bonds 12/20/23 535,000 89 .84 481
452
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,300,000 100 .00 7,300
7,648
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 600,000 100 .00 600
623
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,415,000 100 .00 1,415
1,450
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 325,000 100 .00 325
325
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .56 1,016
1,002
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 112 .05 1,120
959
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99 .09 1,090
904
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/24/23 1,250,000 86 .22 1,078
1,053
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98 .95 99
100
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/10/23 700,000 90 .51 569
608
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95 .33 11,842
12,627
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101 .25 2,632
2,611
New York Liberty Development Corp. Revenue Bonds 01/10/23 325,000 96 .29 313
326
New York Liberty Development Corp. Revenue Bonds 01/26/23 1,900,000 99 .51 1,891
1,904
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102 .65 411
396
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94 .44 850
893
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100 .00 250
259
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100 .00 300
295
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100 .36 391
384
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99 .38 75
68
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100 .00 140
143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97 .72 3,372
3,440
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 97 .05 262
270
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 125,000 97 .75 122
128
Oklahoma Capitol Improvement Authority Revenue Bonds 05/16/24 100,000 98 .63 99
103
Olympia Public Infrastructure District No. 1 General Obligation Limited 05/03/24 500,000 99 .37 497
512
Olympia Public Infrastructure District No. 1 Revenue Bonds 05/03/24 500,000 100 .00 500
504
Oneida Indian Nation of New York Revenue Bonds 02/02/24 200,000 100 .00 200
219
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109 .15 1,092
976
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103 .70 1,037
952
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100 .00 600
738
Parish of St. James Revenue Bonds 05/20/20 125,000 100 .00 125
138
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,015
Parish of St. James Revenue Bonds 05/20/20 100,000 100 .00 100
111
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 77 .65 388
386
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 110 .90 998
917
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98 .84 148
157
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99 .56 100
105
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 90 .94 855
926
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 1,600,000 94 .87 1,518
1,526
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
25
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
50
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 665,000 97 .75 650
661
Plaquemines Port Harbor & Terminal District Revenue Bonds 06/04/24 550,000 97 .72 537
548
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100 .00 100
82
Port Beaumont Navigation District Revenue Bonds 03/04/22 1,450,000 88 .42 1,282
1,000
Port Beaumont Navigation District Revenue Bonds 03/10/22 325,000 90 .36 294
249
Port Beaumont Navigation District Revenue Bonds 05/31/24 300,000 100 .00 300
302
Port Beaumont Navigation District Revenue Bonds 05/31/24 925,000 100 .00 925
942
Port Beaumont Navigation District Revenue Bonds 05/31/24 350,000 100 .00 350
353
Port Beaumont Navigation District Revenue Bonds 05/31/24 400,000 100 .00 400
403
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100 .00 1,900
1,670
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 120,000 99 .21 119
108
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .65 498
503
Public Finance Authority Revenue Bonds 04/07/17 750,000 102 .92 772
753
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .00 649
638
Public Finance Authority Revenue Bonds 02/21/19 525,000 100 .93 525
526
Public Finance Authority Revenue Bonds 05/01/19 15,000 100 .41 15
15
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
670
Public Finance Authority Revenue Bonds 06/12/20 75,000 102 .47 77
73
Public Finance Authority Revenue Bonds 07/30/20 30,000 100 .21 30
29
Public Finance Authority Revenue Bonds 07/30/20 125,000 102 .56 128
111
Public Finance Authority Revenue Bonds 07/30/20 50,000 103 .90 52
48
Public Finance Authority Revenue Bonds 08/10/20 150,000 106 .28 159
153
Public Finance Authority Revenue Bonds 08/28/20 450,000 105 .01 473
409
Public Finance Authority Revenue Bonds 08/28/20 200,000 105 .49 211
191
Public Finance Authority Revenue Bonds 09/16/20 65,000 105 .06 68
67
Public Finance Authority Revenue Bonds 03/26/21 1,185,000 91 .91 1,089
1,045
Public Finance Authority Revenue Bonds 03/26/21 875,000 98 .53 862
824
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .15 108
79
Public Finance Authority Revenue Bonds 05/28/21 100,000 108 .63 109
81
Public Finance Authority Revenue Bonds 11/10/21 890,000 101 .77 906
755
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108 .52 1,085
944
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99 .85 1,682
1,620
Public Finance Authority Revenue Bonds 11/19/21 125,000 100 .43 126
112
Public Finance Authority Revenue Bonds 11/19/21 785,000 83 .90 659
663
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103 .79 1,661
1,418
Public Finance Authority Revenue Bonds 01/21/22 100,000 104 .98 105
94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 03/11/22 275,000 102 .41 282
235
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100 .00 2,475
2,602
Public Finance Authority Revenue Bonds 04/14/22 150,000 100 .00 150
147
Public Finance Authority Revenue Bonds 04/14/22 100,000 100 .76 101
99
Public Finance Authority Revenue Bonds 04/14/22 150,000 98 .32 147
145
Public Finance Authority Revenue Bonds 05/25/22 175,000 97 .63 171
174
Public Finance Authority Revenue Bonds 05/25/22 300,000 98 .18 295
301
Public Finance Authority Revenue Bonds 09/01/22 165,000 98 .23 162
169
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98 .82 988
1,033
Public Finance Authority Revenue Bonds 04/20/23 1,150,000 89 .92 1,034
1,063
Public Finance Authority Revenue Bonds 06/14/23 100,000 98 .70 99
104
Public Finance Authority Revenue Bonds 08/04/23 95,000 92 .69 88
96
Public Finance Authority Revenue Bonds 08/24/23 50,000 99 .67 50
52
Public Finance Authority Revenue Bonds 08/24/23 50,000 99 .72 50
53
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99 .12 1,735
1,919
Public Finance Authority Revenue Bonds 09/11/23 750,000 99 .85 749
814
Public Finance Authority Revenue Bonds 11/09/23 1,185,000 87 .05 1,032
1,164
Public Finance Authority Revenue Bonds 11/15/23 400,000 100 .85 403
444
Public Finance Authority Revenue Bonds 12/20/23 2,000,000 74 .40 1,488
1,460
Public Finance Authority Revenue Bonds 03/27/24 1,150,000 97 .23 1,118
1,165
Public Finance Authority Revenue Bonds 03/27/24 625,000 97 .65 610
627
Public Finance Authority Revenue Bonds 06/24/24 1,550,000 85 .83 1,330
1,263
Public Finance Authority Revenue Bonds 06/28/24 550,000 100 .00 550
551
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100 .00 350
239
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 93 .64 94
91
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
562
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100 .00 600
572
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 4,580,000 97 .84 4,428
4,299
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 11,650,000 94 .85 10,725
11,810
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/23/23 1,800,000 100 .83 1,815
1,876
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 06/13/23 1,550,000 99 .70 1,544
1,624
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 07/30/24 2,000,000 91 .29 1,826
1,813
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
901
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
549
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100 .00 500
369
Rockdale County Development Authority Revenue Bonds 07/17/18 225,000 100 .43 226
222
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
103
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
204
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99 .35 149
159
Royse City Special Assessment 07/10/24 50,000 98 .92 49
50
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99 .31 60
62
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100 .00 25
24
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100 .00 60
57
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99 .18 50
44
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99 .28 99
103
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112 .15 112
82
Seminole County Industrial Development Authority Revenue Bonds 06/27/24 335,000 92 .05 308
281
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
102
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .65 174
178
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .74 197
203
Somerset Bay Community Development District Special Assessment 05/20/24 100,000 100 .00 100
101
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97 .55 415
406
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99 .12 496
486
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100 .76 141
143
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100 .89 232
234
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100 .00 400
462
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,720,000 101 .70 1,749
1,695

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 3,940,000 100 .00 3,940
4,058
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 100 .39 251
252
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 250,000 98 .51 246
247
State of Ohio Revenue Bonds 11/14/19 275,000 106 .02 292
253
State of Ohio Revenue Bonds 12/05/19 110,000 107 .89 119
107
Steel Point Infrastructure Improvement District Tax Allocation 12/28/22 2,200,000 82 .37 1,677
1,866
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 200,000 98 .79 198
214
Steel Point Infrastructure Improvement District Tax Allocation 05/17/24 100,000 98 .88 99
105
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/15/23 1,125,000 87 .61 1,094
968
Storey Park Community Development District Special Assessment 02/01/22 650,000 98 .91 643
580
Stuart Crossing Community Development District Revenue Bonds 03/13/24 100,000 98 .98 99
100
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100 .00 400
402
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .27 983
1,002
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .32 99
103
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .29 99
96
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .44 99
99
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
146
Town of Lakewood Village Special Assessment 08/12/22 175,000 100 .00 175
174
Town of Little Elm Special Assessment 12/06/17 100,000 100 .33 100
99
Town of Little Elm Special Assessment 11/07/18 727,000 100 .00 727
751
Town of Little Elm Special Assessment 12/22/21 100,000 100 .00 100
82
Town of Little Elm Special Assessment 12/22/21 100,000 99 .09 99
84
Town of Little Elm Special Assessment 11/02/22 750,000 100 .00 750
793
Town of Whiteland Tax Allocation 07/11/24 125,000 99 .75 125
127
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99 .67 100
106
Travis County Development Authority Special Assessment 09/13/22 100,000 100 .00 100
99
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98 .63 261
270
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 715,000 98 .63 705
668
Tulsa Authority for Economic Opportunity Tax Allocation 08/01/23 560,000 94 .21 528
516
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/24/24 7,500,000 94 .43 7,083
7,584
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .38 205
200
Two Rivers West Community Development District Special Assessment 05/16/24 125,000 100 .00 125
126
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100 .00 1,000
966
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84 .85 933
722
Union County Improvement Authority Revenue Bonds 02/22/24 100,000 93 .44 93
93
Union Park East Community Development District Special Assessment 06/15/18 500,000 102 .64 513
510
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100 .00 380
378
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97 .16 194
192
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95 .94 288
308
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100 .58 453
311
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102 .15 909
721
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102 .24 1,452
1,095
Utah Charter School Finance Authority Revenue Bonds 12/14/21 400,000 103 .40 414
372
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100 .00 500
507
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73 .65 313
301
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 68 .89 138
147
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .38 98
84
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .60 488
502
Ventana Community Development District Special Assessment 07/01/24 790,000 97 .13 767
810
Veranda Community Development District II Special Assessment 02/24/21 60,000 100 .00 60
51
Veranda Community Development District II Special Assessment 02/24/21 55,000 101 .56 56
46
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98 .82 99
96
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
97
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100 .00 175
178
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 400,000 91 .76 367
379
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98 .25 270
279
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,364,000 100 .00 1,364
1,370
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100 .00 575
473

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100 .00 260
228
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100 .00 400
413
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100 .30 201
206
Village of Salado Special Assessment 06/07/24 100,000 100 .00 100
101
Virgin Islands Public Finance Authority Revenue Bonds 09/20/19 450,000 101 .07 455
424
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 103 .92 1,039
1,012
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .50 215
167
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .04 162
128
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104 .65 2,642
2,083
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
153
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
151
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99 .24 496
524
West Port Community Development District Special Assessment 08/05/20 1,700,000 101 .79 1,731
1,428
Westchester County Industrial Development Agency Revenue Bonds 07/22/24 150,000 99 .25 149
149
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98 .96 114
101
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
95
Westside Community Development District Special Assessment 09/20/19 100,000 99 .84 100
94
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
117
Wildblue Community Development District Special Assessment 05/23/19 250,000 100 .27 251
225
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 500,000 90 .57 453
471
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100 .00 500
440
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 750,000 102 .19 766
766
Wyandotte County City Unified Government Revenue Bonds 08/03/23 5,250,000 42 .52 2,263 2,240
400,972
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 24,599 09/24
(797)
United States Treasury Long Bond Futures 100 USD 12,078 09/24 (579)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,376)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 325
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 46,985 $ — $ — $ 46,985
Alaska — 2,092 — — 2,092
Arizona — 29,484 — — 29,484
Arkansas — 9,745 — — 9,745
California — 166,078 179 — 166,257
Colorado — 72,202 — — 72,202
Connecticut — 19,360 — — 19,360
Delaware — 901 — — 901
District of Columbia — 22,557 — — 22,557
Florida — 217,457 — — 217,457
Georgia — 33,230 — — 33,230
Guam — 10,718 — — 10,718
Hawaii — 11,276 — — 11,276
Idaho — 3,615 — — 3,615
Illinois — 164,252 — — 164,252
Indiana — 14,345 — — 14,345
Iowa — 15,753 — — 15,753
Kansas — 4,336 — — 4,336
Kentucky — 18,929 — — 18,929
Louisiana — 13,641 — — 13,641
Maine — 1,186 — — 1,186
Maryland — 31,993 — — 31,993
Massachusetts — 15,944 — — 15,944
Michigan — 42,788 — — 42,788
Minnesota — 10,473 — — 10,473
Mississippi — 4,488 — — 4,488
Missouri — 13,444 — — 13,444
Montana — 2,276 — — 2,276
Nevada — 6,487 — — 6,487
New Hampshire — 16,701 — — 16,701
New Jersey — 71,880 — — 71,880
New Mexico — 471 — — 471
New York — 176,340 — — 176,340
North Carolina — 12,126 — — 12,126
North Dakota — 5,543 — — 5,543
Ohio — 85,163 — — 85,163
Oklahoma — 9,169 — — 9,169
Oregon — 10,188 — — 10,188
Pennsylvania — 96,207 — — 96,207
Puerto Rico — 157,067 — — 157,067
Rhode Island — 5,726 — — 5,726
South Carolina — 15,333 — — 15,333

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt High Yield Bond Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Dakota — 2,371 — — 2,371
Tennessee — 8,071 — — 8,071
Texas — 113,778 — — 113,778
Utah — 21,297 311 — 21,608
Vermont — 2,894 — — 2,894
Virgin Islands — 14,139 — — 14,139
Virginia — 29,481 — — 29,481
Washington — 28,059 — — 28,059
West Virginia — 7,064 — — 7,064
Wisconsin — 51,996 — — 51,996
Wyoming — 910 — — 910
Loan Agreements — — 491 — 491
Short-Term Investments — — — 51,646 51,646
Total Investments
— 1,948,009 981 51,646 2,000,636
Other Financial Instruments
Liabilities
Futures Contracts (1,376) — — — (1,376)
Total Other Financial Instruments* $ (1,376) $ — $ — $ — $ (1,376)
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 327
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,578 $ 620,024 $ 601,956 $ (1) $ 1 $ 51,646 $ 2,455 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
u
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 99.7%
Alabama - 2.6%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 153
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 205
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 304
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 381
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,456
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,043
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,016
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 706
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 602
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,337
Black Belt Energy Gas District Revenue Bonds 2,500 5.000 07/01/29 2,628
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 850 4.000 12/01/49 853
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 3.960 10/01/52 2,094
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,500 4.000 10/01/52 5,526
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,860
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 2.850 04/01/53 24,507
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 714
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,317
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,560
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 19,280 1.000 05/01/55 20,566
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 7,725 5.250 05/01/55 8,453
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,022
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,779
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/40 554
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/41 552
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/44 1,119
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 254
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,047
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 9,990 5.250 06/01/32 10,809
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 944
Health Care Authority for Baptist Health (The) Revenue Bonds 550 5.000 11/15/37 587
Homewood Educational Building Authority Revenue Bonds 1,475 5.500 10/01/49 1,565
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 354
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 704
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 703
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 427
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 405
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,154
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 155
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 385
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,014
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,065
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(ae)(Ê) 1,690 5.000 04/01/32 1,820
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,961
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 872
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,342
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,465
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 253

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,044
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 746
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 338
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 304
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 335
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 436
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 252
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,734
147,781
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 484
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 166
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 671
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 316
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 326
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 231
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,257
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 832
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 809
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 1,007
7,270
Arizona - 2.0%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 6,625 1.770 01/01/37 6,417
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 4.230 01/01/46 3,718
Arizona Industrial Development Authority Revenue Bonds 170 2.650 07/01/26 165
Arizona Industrial Development Authority Revenue Bonds (~)(Ê) 1,500 5.000 09/01/26 1,549
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,480
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 270
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 149
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,197
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 274
Arizona Industrial Development Authority Revenue Bonds (Þ) 240 3.000 12/15/31 221
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,062
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,164
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,104
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 255
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,892
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,046
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 794
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,351
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 80
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 6,032
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 232
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 289
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 168
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,740
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,504
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,671
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,639

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,130
City of Glendale Water & Sewer  Revenue Bonds 1,500 5.000 07/01/42 1,687
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,128
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,128
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,653
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,993
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,395
City of Phoenix Civic Improvement Corp. Revenue Bonds 4,270 5.000 07/01/41 4,859
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 288
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 996
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,778
Entertainment Center Community Facilities District Revenue Bonds 2,772 4.000 07/01/37 2,762
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 847
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,010
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 545
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 45
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 900
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 95
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,058
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 978
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 846
Maricopa County Industrial Development Authority Revenue Bonds 1,225 4.000 07/01/34 1,220
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,163
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 602
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 471
Maricopa County Industrial Development Authority Revenue Bonds 2,280 6.250 03/01/55 2,539
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 5,000 3.875 06/01/29 5,066
Maricopa County Pollution Control Corp. Revenue Bonds 1,800 2.400 06/01/35 1,518
Maricopa County Pollution Control Corp. Revenue Bonds 3,315 3.600 04/01/40 3,034
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 400 5.000 07/01/26 414
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 343
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 698
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 455
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 514
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 541
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 567
Northern Arizona University Certificate of Participation (µ) 1,050 5.000 09/01/28 1,130
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 131
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 226
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 802
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,076
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,950 5.000 12/01/45 1,981
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,096
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 441

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 427
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 392
114,431
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 188
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 225
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 43
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 184
Batesville Public Facilities Board Revenue Bonds 390 5.000 06/01/26 389
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/27 228
City of Batesville Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,444
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,736
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 601
City of Hot Springs Waterworks Revenue Bonds (µ) 300 4.000 10/01/37 300
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 511
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,092
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,842
Rogers School District No. 30 General Obligation Limited 1,285 4.000 02/01/37 1,295
Rogers School District No. 30 General Obligation Limited 3,815 4.000 02/01/38 3,847
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,005
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 860
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,033
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 375
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 336
20,534
California - 7.4%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 127
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 522
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 3.910 04/01/56 1,724
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 4.020 04/01/56 1,177
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 996
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 632
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 997
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 208
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 260
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds (µ) 1,000 4.000 07/01/54 987
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 1,250 4.000 08/01/31 1,262
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 13,210
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 295
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 416
California County Tobacco Securitization Agency Revenue Bonds 130 5.000 06/01/49 133
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 213
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 475
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 853
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,331
California Health Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 10/01/27 1,040
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,421
California Health Facilities Financing Authority Revenue Bonds 2,075 5.000 12/01/28 2,221
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 379
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 623

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,659
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/41 1,259
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 257
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/42 5,642
California Health Facilities Financing Authority Revenue Bonds 1,130 5.250 12/01/43 1,244
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,620
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 869
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 343
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,150 3.750 06/01/27 1,162
California Infrastructure & Economic Development Bank Revenue Bonds 4,000 3.250 08/01/29 3,957
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 426
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 680
California Infrastructure & Economic Development Bank Revenue Bonds 540 4.000 05/01/40 540
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 229
California Infrastructure & Economic Development Bank Revenue Bonds 1,410 5.000 07/01/40 1,528
California Infrastructure & Economic Development Bank Revenue Bonds 2,100 5.000 07/01/41 2,259
California Infrastructure & Economic Development Bank Revenue Bonds 1,800 5.000 07/01/42 1,931
California Infrastructure & Economic Development Bank Revenue Bonds 1,400 5.000 07/01/43 1,494
California Infrastructure & Economic Development Bank Revenue Bonds 1,000 5.000 07/01/44 1,064
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 513
California Infrastructure & Economic Development Bank Revenue Bonds 5,000 5.250 07/01/49 5,408
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,449
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,348
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 101
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 735
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 104
California Municipal Finance Authority Revenue Bonds 75 2.750 11/15/27 75
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 159
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 591
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 238
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,714
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 377
California Municipal Finance Authority Revenue Bonds 70 4.000 07/01/31 69
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 847
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 105
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,260
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 228
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 857
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 574
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 327
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 360
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 664
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 282
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 199
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 500
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 103
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 806
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 450
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 558
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,018
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/44 254

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 125
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 89
California School Finance Authority Revenue Bonds (Þ) 250 5.000 06/01/54 251
California State Public Works Board Revenue Bonds 1,500 5.000 04/01/41 1,715
California State Public Works Board Revenue Bonds 2,040 5.000 04/01/43 2,311
California State Public Works Board Revenue Bonds 1,725 5.000 04/01/45 1,938
California State University Revenue Bonds 6,350 5.000 11/01/41 6,530
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 399
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,125 3.500 11/01/27 2,081
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 363
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 299
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,171
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê) 2,315 5.000 11/01/29 2,537
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 284
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 298
California Statewide Communities Development Authority Revenue Bonds 435 4.750 09/02/33 440
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 745
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,132
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 382
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 605
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,859
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,058
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 572
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 882
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 746
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,516
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 119
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 406
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 402
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 248
City of Beaumont Special Tax 600 5.000 09/01/43 628
City of Beaumont Special Tax 650 5.000 09/01/44 679
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 486
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 484
City of Calimesa Special Tax 185 4.000 09/01/33 186
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,324
City of Fillmore Special Tax 920 5.000 09/01/38 983
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,152
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 247
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 533
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 638
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,232
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,888
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,309
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,292
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,507
City of Roseville Special Tax 10 4.000 09/01/24 10

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 248
City of Roseville Special Tax 500 4.500 09/01/33 498
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 2,250 5.000 09/01/35 2,311
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 100
City of Roseville Special Tax 40 4.000 09/01/38 38
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 689
City of Roseville Special Tax 1,500 6.000 09/01/53 1,593
City of Sacramento North Natomas Community Facilities District No. 4 Revenue
Bonds (µ) 2,745 5.000 09/01/30 3,039
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,305
Corona Community Facilities District Special Tax 100 5.000 09/01/30 107
Corona Community Facilities District Special Tax 100 5.000 09/01/31 108
Corona Community Facilities District Special Tax 180 5.250 09/01/33 196
Corona-Norco Unified School District General Obligation Unlimited 3,380 4.000 08/01/39 3,443
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 106
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 296
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 538
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 643
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 412
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,164
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 421
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 815
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 592
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 121
Dublin Community Facilities District Improvement Area No. 1 Special Tax 2,285 5.000 09/01/37 2,365
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,065
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,920
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 809
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,480
Golden State Tobacco Securitization Corp. Revenue Bonds 1,150 5.000 06/01/45 1,170
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 461
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,080
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 2,003
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,289
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 691
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,034
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 817
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 441
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,986
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,749
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,183
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,046
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 302

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 358
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 519
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,893
Irvine Unified School District Special Tax 60 5.000 09/01/30 65
Irvine Unified School District Special Tax 60 5.000 09/01/34 65
Irvine Unified School District Special Tax 75 5.000 09/01/36 80
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,180
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,626
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,437
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,003
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 633
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,262
Los Angeles Unified School District General Obligation Unlimited 2,135 5.000 07/01/25 2,177
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 703
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,442
Los Angeles Unified School District General Obligation Unlimited 2,440 5.000 07/01/34 2,899
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 439
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 373
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 490
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 431
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 513
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 618
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 491
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,471
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,244
Menifee Union School District Special Tax 150 5.000 09/01/42 157
Modesto Irrigation District Revenue Bonds (CME Term SOFR 3 Month + 0.630%)
(µ)(Ê) 2,500 0.744 09/01/37 2,380
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,054
Northern California Energy Authority Revenue Bonds (~)(Ê) 4,295 5.000 12/01/54 4,585
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 776
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 831
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 370
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 196
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 412
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 428
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,259
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 948
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 697
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 288
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 246
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 575
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 118
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,022
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,175
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 513
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,052
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 315
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 416
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 535

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 246
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 268
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,818
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,800
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 1,770 0.785 06/01/34 1,699
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,979
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,154
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,862
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,091
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 991
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 3,000 5.250 05/01/48 3,368
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,216
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 104
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 5,140 5.250 01/15/49 5,168
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 456
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,204
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 556
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 825
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,348
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 512
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,070
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 888
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 695
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,453
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,527
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,606
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,267
Santa Clara Unified School District General Obligation Unlimited 3,500 3.250 07/01/44 3,102
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,144
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,583
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 754
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 413
Southern California Public Power Authority Revenue Bonds (~)(ae)(Ê) 8,095 5.000 09/01/30 8,651
Southern California Public Power Authority Revenue Bonds (~)(Ê) 5,765 4.200 07/01/35 5,765
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,546
State of California General Obligation Unlimited 7,360 4.000 10/01/24 7,373
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,069
State of California General Obligation Unlimited 3,080 4.000 09/01/43 3,177
State of California General Obligation Unlimited 270 5.000 04/01/49 286
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 55
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 57
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 55
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 67
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 45
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 137
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 110
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 129
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 828
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 544
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,679
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 137
Tobacco Settlement Financing Corp. Revenue Bonds 500 5.000 06/01/35 536
Tobacco Settlement Financing Corp. Revenue Bonds 120 4.000 06/01/49 121
Town of Tiburon Special Assessment 75 2.375 09/02/41 53
Town of Tiburon Special Assessment 150 2.500 09/02/46 99
Transbay Joint Powers Authority Tax Allocation 205 5.000 10/01/35 215
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 718
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 125
Transbay Joint Powers Authority Tax Allocation 250 5.000 10/01/39 260
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/40 124
University of California Revenue Bonds 7,100 5.000 05/15/33 8,329
University of California Revenue Bonds 13,295 5.500 05/15/40 15,719
University of California Revenue Bonds 2,650 5.000 05/15/41 2,727
University of California Revenue Bonds (~)(Ê) 10,835 4.000 05/15/48 10,835
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,948
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 959
409,565
Colorado - 2.3%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,661
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,099
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,613
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,025
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,239
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,038
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,032
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 774
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,734
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 378
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,573
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 329 4.000 12/01/27 323
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,081
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,525
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,350
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,007
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,354
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,321
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,629
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,295
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 893
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.000 12/01/42 1,111
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,500 5.000 12/01/43 1,658
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,846
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 60

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,001
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 326
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 853
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 98
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 24
Colorado Educational & Cultural Facilities Authority Revenue Bonds 335 4.000 10/01/46 289
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,762
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 724
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,075 5.000 11/15/29 1,166
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,295 5.000 11/15/31 2,543
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,397
Colorado Health Facilities Authority Revenue Bonds 2,000 5.000 05/15/33 2,258
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,098
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,611
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,342
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 915
Colorado Health Facilities Authority Revenue Bonds 4,000 5.000 05/15/36 4,482
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,016
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/38 382
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,235
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,057
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,116
Colorado Health Facilities Authority Revenue Bonds 2,975 5.000 12/01/39 3,329
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,218
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 826
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,823
Colorado Housing and Finance Authority Revenue Bonds (~)(ae)(Ê) 455 3.500 11/01/26 455
Colorado Housing and Finance Authority Revenue Bonds 930 4.250 11/01/49 934
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,444
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 768
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,518
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 642
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 465
Denver Urban Renewal Authority Tax Allocation (Þ) 1,175 5.250 12/01/39 1,186
E-470 Public Highway Authority Revenue Bonds (SOFR + 0.750%)(ae)(Ê) 5,400 4.335 09/01/26 5,397
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,474
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,073
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,302
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 171
E-470 Public Highway Authority Revenue Bonds 1,200 5.000 09/01/36 1,313
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,288
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,292
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,053
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 526
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,668
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 1,027
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 413
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,021

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,192
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 372
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 507
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,509
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,051
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 524
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,021
Southlands Metropolitan District No. 1 General Obligation Unlimited 325 5.000 12/01/47 319
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 501
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,768
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,377
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 474
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 130
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 129
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 832
Village at Dry Creek Metropolitan District No. 2 General Obligation Limited (The) 500 4.375 12/01/44 488
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,110
Wilkes-Barre Finance Authority Revenue Bonds (µ) 1,000 4.250 12/01/44 1,001
129,395
Connecticut - 2.2%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,417
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 966
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,724
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 736
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,428
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 689
City of Danbury General Obligations Unlimited (Þ) 6,105 5.000 09/24/24 6,118
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 255
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,241
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 371
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 180
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 615
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 625
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 467
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 134
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 535
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,949
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 214
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 107
City of New Haven General Obligation Unlimited (µ) 1,000 4.000 08/01/37 1,016
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,097
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 402
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 408
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 542
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 454
Connecticut Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 1,605 3.850 05/15/27 1,611
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,015
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,886
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 6,700 5.000 07/01/29 7,243
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 100

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,611
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,000 5.000 07/01/35 3,399
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,099
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 446
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 9,000 0.780 07/01/42 9,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds 475 5.000 07/01/44 482
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,964
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,315 2.950 07/01/49 1,304
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 658
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 4,008
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,368
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,122
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,592
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 264
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,653
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 295
State of Connecticut General Obligation Unlimited 3,025 3.000 01/15/32 2,889
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,082
State of Connecticut General Obligation Unlimited 4,975 4.000 04/15/37 5,038
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,316
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,534
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,414
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,245
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 424
Town of North Branford General Obligation Unlimited 4,860 5.000 08/02/24 4,860
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,980
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,636
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 712
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,601
120,541
Delaware - 0.4%
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 357
Delaware State Economic Development Authority Revenue Bonds 55 4.000 08/01/29 54
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 188
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 165
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 843
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 623
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,112
Delaware State Housing Authority Revenue Bond 6,090 5.750 01/01/55 6,599
Delaware State Housing Authority Revenue Bonds 2,000 4.650 07/01/49 2,010
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,643
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,768
Town of Bridgeville Special Tax 100 4.000 07/01/25 100
Town of Bridgeville Special Tax 100 4.000 07/01/26 100
Town of Bridgeville Special Tax 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 370 4.000 07/01/30 365
Town of Bridgeville Special Tax (Þ) 875 5.250 07/01/44 917
19,934
District of Columbia - 1.1%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,066
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,580 5.000 06/01/26 1,612
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,048
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 1,850 5.000 12/01/26 1,889
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,575 3.650 07/01/27 1,581
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 5,000 5.000 12/01/28 5,246
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,622
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,027
District of Columbia Revenue Bonds 1,325 5.000 07/01/37 1,367
District of Columbia Revenue Bonds 1,755 5.000 10/01/37 2,054
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,856
District of Columbia Revenue Bonds (~)(Ê) 11,150 0.060 08/15/38 11,150
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,925
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,157
District of Columbia Water & Sewer Authority Revenue Bonds 1,605 5.000 10/01/36 1,881
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 417
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,217
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 160
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 645
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 823
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,060
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,690
Washington Convention & Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,374
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 667
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,698
62,232
Florida - 5.8%
Abbott Square Community Development District Special Assessment 125 4.500 06/15/27 126
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 918
AH at Turnpike South Community Development District Special Assessment 70 2.350 05/01/26 68
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 170
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 405
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 228
Arbors Community Development District Special Assessment 105 4.500 05/01/30 106
Arbors Community Development District Special Assessment 130 5.400 05/01/43 135
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,204
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,244
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,278
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,319
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,351
Artisan Lakes East Community Development District Special Assessment (Þ) 195 2.300 05/01/26 189
Artisan Lakes East Community Development District Special Assessment 140 2.300 05/01/26 135
Astonia Community Development District Revenue Bonds 220 4.350 06/15/30 222
Astonia Community Development District Special Assessment (Þ) 85 2.500 05/01/26 83
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 232
Astonia Community Development District Special Assessment 210 4.500 05/01/31 213
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 206
Ave Maria Stewardship Community District Special Assessment 540 2.875 05/01/27 526
Ave Maria Stewardship Community District Special Assessment 170 3.000 05/01/27 166
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,079
Ave Maria Stewardship Community District Special Assessment (Þ) 500 4.500 05/01/33 506

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,642
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,781
Avenir Community Development District Special Assessment 120 4.500 05/01/30 122
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 157
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 65 2.375 05/01/26 63
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 250 2.875 05/01/31 228
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 47
Bauer Drive Community Development District Special Assessment 130 4.500 06/15/30 132
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 420
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 815
Berry Bay Community Development District Special Assessment 295 4.625 05/01/30 300
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 258
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 210
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 215
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 699
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 641
Bridgewalk Community Development District Special Assessment 100 2.500 06/15/27 95
Bridgewalk Community Development District Special Assessment 225 5.500 12/15/30 232
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 348
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 257
Buena Lago Community Development District Special Assessment 465 4.700 05/01/31 466
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 120
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 89
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 1,006
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 500
Caymas Community Development District Special Assessment 300 4.450 05/01/31 301
Celebration Community Development District Special Assessment 100 2.250 05/01/26 97
Celebration Community Development District Special Assessment 115 2.750 05/01/31 108
Center Lake Ranch West Community Development District Special Assessment 445 5.000 05/01/30 459
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 236
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 790
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 118
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 116
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 423
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 127
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 629
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 982
CFM Community Development District Special Assessment 100 2.400 05/01/26 97
CFM Community Development District Special Assessment 125 2.875 05/01/31 114
Charles Cove Community Development District Special Assessment 100 2.400 05/01/26 97
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 257
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 217
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 239
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 250
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 267
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,360
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 893
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,383
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,478
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,130

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,776
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,362
City of Palmetto Revenue Bonds 165 4.250 06/01/27 166
City of Palmetto Revenue Bonds 400 5.000 06/01/32 420
City of Palmetto Revenue Bonds 300 5.125 06/01/42 309
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,052
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 659
City of Tampa Revenue Bonds 720 5.000 07/01/32 783
City of Tampa Revenue Bonds 725 5.000 07/01/33 788
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,341
City of Tampa Special Assessment 2,345 5.250 05/01/46 2,457
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,866
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,300
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 3,001
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 186
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 223
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 436
Coddington Community Development District Special Assessment 175 4.200 05/01/27 175
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,477
Connerton East Community Development District Special Assessment 605 4.250 06/15/30 613
Copes Landing Community Development District Special Assessment 480 4.875 05/01/30 489
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 624
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 661
Cordova Palms Community Development District Special Assessment 100 2.400 05/01/26 97
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 170 2.800 05/01/31 154
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 175
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 103
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 250
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 156
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 99
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,979
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,583
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,134
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,632
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,997
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,364
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 10,280
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,299
County of Okeechobee Revenue Bonds (~)(Ê) 4,000 3.800 07/01/39 4,009
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/24 1,175
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 424
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 371
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 466
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 634
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 553
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 830
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 114
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 114
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 58
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,272
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 797
County of St. Johns Water & Sewer Revenue Bonds 3,000 5.000 06/01/52 3,216
Creek Preserve Community Development District Revenue Bonds (Þ) 500 4.250 11/01/30 500
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,196
Cross Creek North Community Development District Special Assessment 330 4.500 05/01/30 333
Crossings Community Development District Special Assessment (Þ) 300 4.750 05/01/31 300
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,742
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 718
Cypress Bay West Community Development District Special Assessment 125 4.625 05/01/30 126
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 757
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 354
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 654
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 114
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 301
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 350
Deer Run Community Development District Special Assessment 1,040 5.400 05/01/39 1,084
Deerbrook Community Development District Revenue Bonds 300 4.375 05/01/30 303
DG Farms Community Development District Special Assessment 65 2.750 05/01/25 64
DW Bayview Community Development District Special Assessment (Þ) 25 2.375 05/01/26 24
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 57
Eagle Pointe Community Development District Special Assessment (Þ) 10 3.000 05/01/25 10
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 57
East 547 Community Development District Revenue Bonds 305 5.500 05/01/30 314
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 345
East Nassau Stewardship District Special Assessment 125 2.400 05/01/26 121
East Nassau Stewardship District Special Assessment 235 3.000 05/01/31 216
Eden Hills Community Development District Special Assessment 40 3.250 05/01/27 39
Edgewater East Community Development District Special Assessment 20 2.500 05/01/26 19
Edgewater East Community Development District Special Assessment 95 3.000 05/01/27 92
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 93
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 204
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 247
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,100
Enbrook Community Development District Special Assessment (Þ) 55 2.500 05/01/25 54
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 344
Epperson North Community Development District Special Assessment 40 2.500 05/01/26 39
Epperson North Community Development District Special Assessment 200 2.450 11/01/26 193
Epperson North Community Development District Special Assessment 150 3.000 05/01/31 138
Epperson North Community Development District Special Assessment 290 3.100 11/01/31 267
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 376
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,041
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 369
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 559
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,032
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 164
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 99
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 156
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 171
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 109
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 292

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 98
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 98
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 138
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 171
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 954
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 780
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 820
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 154
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 102
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,289
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,353
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,791
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,837
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 876
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 127
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 225
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,019
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 804
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 150
Florida Housing Finance Corp. (~)(Ê) 275 3.350 10/01/27 274
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,797
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 620
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,472
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,890
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 210
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 201
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 102
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 50
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 104
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 102
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 106
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 109
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 108
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 824
Gardens at Hammock Beach Community Development District Special Assessment 305 5.375 05/01/44 305
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 520
Gracewater Sarasota Community Development District Special Assessment 240 2.400 05/01/26 233
Grand Oaks Community Development District Special Assessment 115 2.625 11/01/26 111
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 742
Grove Resort Community Development District Special Assessment 90 2.950 05/01/27 86
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 1,049
Hammock Oaks Community Development District Special Assessment 170 4.875 05/01/30 173
Hammock Oaks Community Development District Special Assessment 345 5.000 05/01/31 348
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 849
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 429
Harmony West Community Development District Special Assessment 175 4.125 05/01/30 177
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 642
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 647
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 104
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 300
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 294

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hills Minneola Community Development District Special Assessment (Þ) 50 3.000 05/01/25 50
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 134
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,038
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,007
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 11,900 4.000 08/01/45 11,351
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 325
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 473
Hyde Park Community Development District No. 2 Special Assessment 265 3.250 05/01/27 259
Island Lakes Estate Special Assessment 310 4.875 12/15/28 315
JEA Water & Sewer System Revenue Bonds 9,295 5.250 10/01/49 10,397
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,125
K-Bar Ranch II Community Development District Special Assessment (Þ) 255 4.000 05/01/28 255
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 90
Kelly Park Community Development District Special Assessment 280 5.125 11/01/30 285
Kindred Community Development District II Special Assessment 115 2.200 05/01/26 112
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 126
Kingman Gate Community Development District Special Assessment 85 2.500 06/15/26 83
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 242
Knightsbridge Community Development District Revenue Bonds (Þ) 690 5.200 06/15/44 697
Lake Emma Community Development District Special Assessment (Þ) 110 4.500 05/01/30 111
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 365
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 371
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 378
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 389
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 396
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,401
Lakewood Park Community Development District Special Assessment 170 4.750 05/01/30 173
Lakewood Ranch Stewardship District Special Assessment 315 2.125 05/01/26 304
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 521
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 519
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 293
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 94
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 235
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 369
Lakewood Ranch Stewardship District Special Assessment 420 4.625 05/01/31 423
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 533
Laurel Road Community Development District Special Assessment 130 2.600 05/01/26 126
Laurel Road Community Development District Special Assessment 655 3.125 05/01/31 592
Lee County Industrial Development Authority Revenue Bonds 1,550 4.375 11/15/29 1,553
Lee Memorial Health System Revenue Bonds
(~)
(ae)(Ê) 2,635 5.000 04/01/33 2,680
Liberty Cove Community Development District Special Assessment 240 4.800 05/01/31 240
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 863
LT Ranch Community Development District Special Assessment 105 5.200 05/01/27 106
LT Ranch Community Development District Special Assessment 880 4.650 05/01/31 889
LTC Ranch West Residential Community Development District Special Assessment 345 4.750 05/01/31 345
LTC Ranch West Residential Community Development District Special Assessment 140 4.850 05/01/31 141
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 1,010
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 185 3.800 05/01/27 184
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 530
Meadow View at Twin Creeks Community Development District Special Assessment 440 2.400 05/01/26 427
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 188

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mediterranea Community Development District Special Assessment 220 4.250 05/01/29 221
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,135
Merrick Square Community Development District Special Assessment 175 4.500 05/01/30 177
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,835 5.000 05/01/37 1,835
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 454
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 543
North Dade Community Development District Special Assessment 92 3.500 05/01/25 91
North Dade Community Development District Special Assessment 96 3.500 05/01/26 94
North Dade Community Development District Special Assessment 100 3.500 05/01/27 97
North Dade Community Development District Special Assessment 99 3.500 05/01/28 96
North Dade Community Development District Special Assessment 327 3.750 05/01/31 313
North Dade Community Development District Special Assessment 824 4.000 05/01/38 786
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,029
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 507
Palm Beach County Educational Facilities Authority Revenue Bonds 800 5.000 10/01/34 867
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 314
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 150
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 97
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 621
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 1,040
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 226
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,597
Palm Coast Park Community Development District Special Assessment 55 2.400 05/01/26 53
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 204
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 740
Park East Community Development District Special Assessment 220 2.400 11/01/26 210
Parker Pointe Community Development District Special Assessment 450 4.950 05/01/31 452
Parker Road Community Development District Special Assessment 60 3.100 05/01/25 59
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 237
Parkview at Long Lake Ranch Community Development District Special Assessment 135 2.500 05/01/25 133
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 94
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 100
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 105
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 110
Parrish Plantation Community Development District Special Assessment 100 4.750 05/01/31 101
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 455
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 496
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 378
Pine Isle Community Development District Special Assessment (Þ) 190 2.375 12/15/26 184
Pine Isle Community Development District Special Assessment 100 4.500 06/15/30 102
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 96
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 555
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 860
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 528
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 316
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,521
Prosperity Lakes Community Development District Revenue Bonds 230 5.150 12/15/30 236
Ranches at Lake McLeod Community Development District Revenue Bonds 155 4.625 06/15/30 157
Reunion East Community Development District Special Assessment 280 2.400 05/01/26 272
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 635
Reunion West Community Development District Special Assessment 75 2.600 05/01/27 73
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 391
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 383
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 377
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 406
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 397
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 516
River Glen Community Development District Special Assessment 151 2.500 05/01/29 138
River Glen Community Development District Special Assessment 159 2.500 05/01/31 138
River Glen Community Development District Special Assessment 750 3.000 05/01/31 691
River Glen Community Development District Special Assessment 509 3.000 05/01/34 451
River Glen Community Development District Special Assessment 750 3.000 05/01/36 640
River Glen Community Development District Special Assessment 685 3.000 05/01/38 561
River Hall Community Development District Special Assessment 220 5.375 05/01/30 226
River Landing Community Development District Special Assessment 850 4.125 05/01/40 786
Rivers Edge III Community Development District Special Assessment (Þ) 105 2.400 05/01/26 102
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 276
Riverwalk Community Development District Special Assessment 610 4.650 05/01/31 615
Rivington Community Development District Special Assessment 215 3.250 05/01/27 210
Rivington Community Development District Special Assessment 430 3.625 05/01/32 406
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 335
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 378
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 413
Rye Crossing Community Development District Special Assessment 180 4.125 05/01/30 181
Rye Crossing Community Development District Special Assessment (Þ) 200 5.000 11/01/30 203
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 80
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 151
Sanctuary Cove Community Development District Special Assessment 5 2.125 05/01/26 5
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 175
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 330
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 684
Sandmine Road Community Development District Special Assessment 185 2.300 11/01/26 179
Sandmine Road Community Development District Special Assessment 85 5.000 11/01/29 87
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 128
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,491
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 121
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,202
Savanna Lakes Community Development District Special Assessment (Þ) 175 4.250 06/15/30 176
Savanna Lakes Community Development District Special Assessment 375 4.625 06/15/31 375
Sawgrass Village Community Development District Special Assessment 100 4.875 05/01/30 101
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 246
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 288
Scenic Terrace South Community Development District Special Assessment 45 3.750 05/01/27 44
Scenic Terrace South Community Development District Special Assessment 215 5.750 11/01/30 222
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,054

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
School District of Broward County General Obligation Limited 885 5.000 07/01/39 985
School District of Broward County General Obligation Limited 590 5.000 07/01/40 651
Seaton Creek Reserve Community Development District Special Assessment (Þ) 220 4.625 06/15/30 223
Sedona Point Community Development District Special Assessment 260 4.125 06/15/30 262
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 351
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 358
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 517
Seminole Palms Community Development District Special Assessment 290 4.750 05/01/30 293
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 558
Shingle Creek at Bronson Community Development District Special Assessment 100 2.500 06/15/26 97
Siena North Community Development District Special Assessment 80 2.875 06/15/27 77
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 303
Silver Palms West Community Development District Special Assessment 255 2.600 06/15/27 244
Silverlake Community Development District Special Assessment 175 4.500 05/01/30 177
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 501
Somerset Bay Community Development District Special Assessment (Þ) 370 4.850 05/01/31 372
Somerset Community Development District Special Assessment 215 4.000 05/01/25 215
Somerset Community Development District Special Assessment 600 4.000 05/01/26 598
Somerset Community Development District Special Assessment 625 4.000 05/01/27 622
Somerset Community Development District Special Assessment 460 4.000 05/01/32 447
Sorrento Pines Community Development District Revenue Bonds 175 4.375 05/01/30 177
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 243
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,930
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 506
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 222
South Village Community Development District Special Assessment 415 3.500 05/01/32 397
South Village Community Development District Special Assessment 230 3.750 05/01/38 219
Southern Groves Community Development District No. 5 Special Assessment 100 2.400 05/01/26 97
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 656
Southshore Bay Community Development District Revenue Bonds 415 4.750 05/01/31 416
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 202
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 204
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 207
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 214
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 216
Stonegate Community Development District Special Assessment 1,260 3.000 05/01/34 1,115
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,180
Stonewater Community Development District Special Assessment (Þ) 165 2.250 11/01/26 158
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 465
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,252
Stoneybrook North Community Development District Special Assessment 240 5.500 11/01/29 245
Stoneybrook South at Championsgate Community Development District Special
Assessment 205 4.500 06/15/30 210
Storey Drive Community Development District Special Assessment 120 2.550 06/15/27 115
Stuart Crossing Community Development District Revenue Bonds (Þ) 260 4.375 05/01/31 261
Summer Woods Community Development District Special Assessment 105 2.500 05/01/26 102
Summerstone Community Development District Special Assessment (Þ) 120 2.200 05/01/26 117
Sumter County School Board Revenue Bonds (µ) 600 5.250 01/01/49 660
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 507
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 355
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,712

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,350
Tern Bay Community Development District Special Assessment 620 3.125 06/15/27 602
Terreno Community Development District Special Assessment 265 4.250 05/01/30 267
Timber Creek Community Development District Special Assessment (Þ) 45 4.125 11/01/24 45
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 407
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 548
Timber Creek Southwest Community Development District Special Assessment 135 2.500 06/15/25 133
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 604
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 306
Tolomato Community Development District Special Assessment 1,050 2.625 05/01/27 1,016
Tolomato Community Development District Special Assessment 275 2.875 05/01/27 268
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,472
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,733
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,395
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,095
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 827
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 518
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,869
Town of Davie Revenue Bonds 550 5.000 04/01/33 577
Tradition Community Development District No. 9 Special Assessment 65 2.300 05/01/26 63
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 243
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 407
Triple Creek Community Development District Special Assessment (Þ) 190 5.125 11/01/38 195
Tuckers Pointe Community Development District Special Assessment 30 3.000 05/01/27 29
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 93
Two Rivers East Community Development District Special Assessment 825 4.875 05/01/30 836
Two Rivers North Community Development District Special Assessment 80 4.625 05/01/27 80
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 641
Union Park East Community Development District Special Assessment (Þ) 43 2.400 05/01/26 41
Varrea South Community Development District Special Assessment 300 4.250 05/01/30 303
V-Dana Community Development District Special Assessment 195 2.600 05/01/26 190
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 116
Veranda Community Development District II Special Assessment (Þ) 15 2.500 05/01/26 15
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 46
Veranda Landing Community Development District Special Assessment 270 4.500 06/15/30 273
Verano No. 3 Community Development District Special Assessment 40 2.375 05/01/26 39
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 111
Viera Stewardship District Special Assessment 155 2.300 05/01/26 150
Viera Stewardship District Special Assessment 460 2.800 05/01/31 415
Viera Stewardship District Special Assessment 300 4.600 05/01/33 305
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,029
Village Community Development District No. 12 Special Assessment 1,130 3.800 05/01/28 1,137
Village Community Development District No. 13 Special Assessment 495 1.800 05/01/26 481
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 177
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 678
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 206
Villages of Glen Creek Community Development District Special Assessment 100 2.700 05/01/27 96
Villamar Community Development District Special Assessment 230 4.875 05/01/30 233
Villamar Community Development District Special Assessment 255 3.625 05/01/32 241
Villamar Community Development District Special Assessment 300 3.500 11/01/32 279
Villamar Community Development District Special Assessment 925 5.625 05/01/43 962

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Volusia County Educational Facility Authority Revenue Bonds 1,925 5.000 06/01/33 1,934
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,310
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 193
Watergrass Community Development District II Special Assessment 635 4.450 05/01/28 641
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 919
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,298
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,072
West Hillcrest Community Development District Special Assessment 370 4.500 06/15/30 375
West Port Community Development District Special Assessment 125 4.250 05/01/27 125
West Villages Improvement District Special Assessment 280 5.250 05/01/30 288
West Villages Improvement District Special Assessment 825 3.125 05/01/31 764
West Villages Improvement District Special Assessment 750 4.500 05/01/31 753
West Virginia Economic Development Authority Revenue Bonds 185 4.750 05/01/28 186
Westside Haines City Community Development District Special Assessment 65 2.500 05/01/26 63
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 197
Westview North Community Development District Special Assessment 300 5.000 06/15/29 305
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 104
Willowbrook Community Development District Special Assessment 250 4.950 05/01/31 252
Willows Community Development District Special Assessment 300 4.700 05/01/29 305
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 947
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 236
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 503
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 92
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 244
320,866
Georgia - 3.6%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 785 2.375 07/01/26 771
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,928
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(ae)(Ê) 4,700 5.000 05/01/27 4,853
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 778
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 988
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,285
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,016
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,444
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Coweta County Water & Sewage Authority Revenue Bonds 160 4.000 06/01/46 159
Coweta County Water & Sewage Authority Revenue Bonds 325 5.000 06/01/49 358
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 5,425 3.375 03/12/27 5,427
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 750 3.700 06/13/28 762
Development Authority of Burke County (The) Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 791
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 231
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/30 2,200
Gainesville & Hall County Hospital Authority Revenue Bonds 2,000 5.000 10/15/34 2,293
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,655
Heard County Development Authority Revenue Bonds (~)(Ê) 15,300 1.170 09/01/29 15,300
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 400
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,334
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 543
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,943
Main Street Natural Gas, Inc. Revenue Bonds (~)(Ê) 7,500 5.000 09/01/31 8,052
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 28,750 5.000 12/01/31 30,626

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Main Street Natural Gas, Inc. Revenue Bonds 5,450 5.000 12/01/31 5,829
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 13,500 5.000 03/01/32 14,543
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,463
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 2,015
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,512
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,308
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,670 5.000 07/01/53 2,845
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 899
Main Street Natural Gas, Inc. Revenue Bonds (SOFR + 1.700%)(ae)(Ê) 36,000 5.285 12/01/53 37,036
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,220
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,214
Paulding County Hospital Authority Revenue Bonds (µ) 1,975 4.000 04/01/41 1,999
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 375
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 754
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,764
Sunbridge Stewardship District Special Assessment 125 4.500 05/01/27 126
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 361
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 948
197,763
Guam - 0.7%
Guam Business Privilege Tax Revenue Bonds 75 5.000 01/01/28 78
Guam Business Privilege Tax Revenue Bonds 100 5.000 01/01/29 105
Guam Business Privilege Tax Revenue Bonds 300 5.000 01/01/31 322
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 6,011
Guam Department of Education Certificate of Participation 265 3.625 02/01/25 264
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 258
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 380
Guam Government Waterworks Authority Revenue Bonds 605 5.000 07/01/29 629
Guam Government Waterworks Authority Revenue Bonds 1,625 5.000 07/01/38 1,792
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,401
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,027
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 402
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,899
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,103
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,797
Guam Power Authority Revenue Bonds 425 5.000 10/01/41 463
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,012
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,840
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,056
Territory of Guam Revenue Bonds 50 5.000 11/01/29 53
Territory of Guam Revenue Bonds 175 5.000 11/01/30 185
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,601
Territory of Guam Revenue Bonds 555 5.000 12/01/35 567
Territory of Guam Revenue Bonds 980 5.000 12/01/36 1,000
37,349
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,627
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,306
Hawaii State General Obligation Unlimited 1,500 5.000 01/01/37 1,623

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 278
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 243
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 356
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 600 5.000 07/01/34 616
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,053
7,102
Idaho - 0.3%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,065
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,390
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,108
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,064
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,422
Idaho Housing & Finance Association Revenue Bonds 1,390 3.100 01/01/25 1,390
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,673
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,030
Idaho Housing & Finance Association Revenue Bonds 4,560 6.000 07/01/54 5,026
18,168
Illinois - 11.9%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,074
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 206
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 642
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 47
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 31
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 599
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 275
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 684
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,503
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 9,079
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,890
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,767
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,396
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,820
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,163
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,468
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 4,016
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,295
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,490
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,796
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,399
Chicago Board of Education General Obligation Unlimited 3,420 5.000 12/01/46 3,415
Chicago Board of Education Revenue Bonds 3,575 5.000 12/01/31 3,700
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,531
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 257
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 279
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 334
Chicago Board of Education Revenue Bonds 415 5.000 04/01/36 426
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 231
Chicago Board of Education Revenue Bonds 785 5.000 04/01/46 794

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,958
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,692
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,051
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,498
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,591
Chicago O'Hare International Airport Revenue Bonds 2,745 5.000 01/01/32 2,758
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,485
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,359
Chicago O'Hare International Airport Revenue Bonds 10,500 4.000 01/01/37 10,705
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,601
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,327
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,375
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,895
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 398
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,106
Chicago O'Hare International Airport Revenue Bonds (µ) 4,500 5.000 12/01/44 4,512
Chicago O'Hare International Airport Revenue Bonds 8,970 5.250 12/01/49 8,990
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,106
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,934
Chicago Park District General Obligation Limited 1,000 5.000 01/01/38 1,116
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,155
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,042
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,913
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,970
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,660
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,797
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,015 5.000 01/01/29 7,534
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,172
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,662
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 716
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 262
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,304
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 214
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 225
Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,177
City of Belleville Sales Tax Revenue Tax Allocation 30 3.250 07/01/29 29
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 311
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 770
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 867
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 434
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 591
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,736
City of Chicago General Obligation Unlimited (µ) 15 5.250 01/31/23 15
City of Chicago General Obligation Unlimited (µ) 2,650
Zero
coupon 01/01/27 2,440
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 697
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,902
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 911
City of Chicago General Obligation Unlimited 5,000 4.000 01/01/32 5,023
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,279
City of Chicago General Obligation Unlimited 865 5.250 01/01/32 866
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,083

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 225
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 646
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,716
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,931
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,268
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 699
City of Chicago General Obligation Unlimited 4,290 5.000 01/01/44 4,380
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,514
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,041
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.200 12/01/29 284
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.290 12/01/30 306
City of Chicago Special Assessment Revenue Bonds (Þ) 348 3.380 12/01/31 326
City of Chicago Special Assessment Revenue Bonds (Þ) 275 3.450 12/01/32 254
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,024
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,637
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,070
City of Chicago Wastewater Transmission Revenue Bonds 4,070 5.000 01/01/39 4,082
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,121
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,501
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,039
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,292
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,002
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,023
City of Galesburg Revenue Bonds 560 4.000 10/01/36 529
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,108
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,099
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,196
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,333
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 3,028
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 129
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 214
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 336
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 283
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 588
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 631
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,686
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 466
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,065
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,173
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,237
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,366
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 328
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,318
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,032
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,762
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 291
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 499
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 455
County of DuPage General Obligation Limited 600 5.000 01/01/28 616
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 495
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,013

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 547
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 508
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,419
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,549
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 296
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 456
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 150
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 507
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 471
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,022
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 297
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 258
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,141
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 407
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 537
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 495
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 325
Illinois Finance Authority Revenue Bonds 625 5.000 08/01/30 651
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 693
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 257
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 240
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 178
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 329
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 262
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 334
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 513
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 431
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,910
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 866
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 209
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,019
Illinois Finance Authority Revenue Bonds 3,250 5.250 04/01/38 3,803
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,033
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,410
Illinois Finance Authority Revenue Bonds 1,000 5.250 04/01/39 1,162
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,027
Illinois Finance Authority Revenue Bonds 725 4.250 10/01/39 733
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 793
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 200
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 92
Illinois Finance Authority Revenue Bonds 2,575 4.375 10/01/41 2,596
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 93
Illinois Finance Authority Revenue Bonds 3,535 4.450 04/01/43 3,540
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,539
Illinois Finance Authority Revenue Bonds 590 4.700 10/01/44 599
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 201
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/47 501
Illinois Finance Authority Revenue Bonds 1,620 4.000 10/01/49 1,621
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,502
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,184
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,926

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois General Obligation Unlimited 400 4.000 11/01/34 401
Illinois General Obligation Unlimited 490 5.250 05/01/38 545
Illinois General Obligation Unlimited 805 5.250 05/01/39 893
Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,626
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,420
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 4,240 5.000 11/01/26 4,389
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,840
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,450
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 971
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,004
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,107
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,062
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,466
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,678
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,303
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,226
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 505
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,126
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,130
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,111
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,111
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 645
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 856
Metropolitan Pier & Exposition Authority Revenue Bonds 1,615 4.000 12/15/26 1,647
Metropolitan Pier & Exposition Authority Revenue Bonds 335 4.000 12/15/27 344
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 372
Metropolitan Pier & Exposition Authority Revenue Bonds 800 5.000 06/15/29 841
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 251
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,595
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,359
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 580
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 626
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,739
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 522
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 410
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,112
Metropolitan Pier & Exposition Authority Revenue Bonds 1,250 4.000 12/15/42 1,229
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,195
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 3,475
Zero
coupon 12/15/56 786
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,519
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 339
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 346
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 485
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,631
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 706
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 716

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,332
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,148
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,229
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,120
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 799
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 515
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 507
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 982
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 178
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 51
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 61
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,485
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 858
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,127
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,027
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 949
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,254
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,089
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,864
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 135 5.000 01/01/26 138
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 250 5.000 01/01/29 267
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 325 5.000 01/01/37 361
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 300 5.000 01/01/38 332
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 350 5.000 01/01/40 383
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 220 5.000 01/01/41 240
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 525 5.000 01/01/43 567
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 600 5.000 01/01/44 646
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 400 5.000 01/01/49 424
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,017
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,334
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,343
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,547
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,217
State of Illinois General Obligation Unlimited 200 5.000 05/01/28 200
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,719
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,420
State of Illinois General Obligation Unlimited 880 5.250 02/01/29 881
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,387
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,418
State of Illinois General Obligation Unlimited 4,775 5.000 11/01/29 5,014
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,574
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,040
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,177
State of Illinois General Obligation Unlimited 705 5.000 04/01/31 706
State of Illinois General Obligation Unlimited 1,295 5.000 05/01/31 1,296
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,369
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,500
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 990
State of Illinois General Obligation Unlimited 1,405 5.000 05/01/40 1,553
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 808
State of Illinois General Obligation Unlimited 1,250 5.000 05/01/41 1,372
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 743
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 741
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,228
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,031
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 502
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,027
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,679
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,212
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,378
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,096
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 422
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,088
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,088
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 588
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 412
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 514
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 668
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 640
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 652
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,491
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,588
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,112
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,149
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 731
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,630
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 396
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 852
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,142
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,170
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 651
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 991
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,483
662,759
Indiana - 1.2%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,157
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,712
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,307
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,491
City of Rockport Revenue Bonds 1,275 3.125 07/01/25 1,262
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,263
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 556
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 1,000 0.120 05/01/28 1,001
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 25
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 939
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 345

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 531
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 853
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 765
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,467
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,679
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 897
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 383
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,085
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,863
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,759
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,151
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 921
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,140
South Bend Redevelopment Authority Revenue Bonds 2,735 4.000 08/01/38 2,736
South Bend Redevelopment Authority Revenue Bonds 270 4.250 08/01/43 269
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 595
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,229
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,557
68,978
Iowa - 0.6%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,292
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 261
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 851
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,047
City of Coralville Certificate of Participation 840 4.000 06/01/31 792
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 762
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,445
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,318
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,684
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 831
City of Coralville General Obligation Unlimited (µ) 1,170 5.000 06/01/42 1,226
City of Coralville General Obligation Unlimited (µ) 1,010 5.000 06/01/43 1,056
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,106
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 442
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 715
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,607
Iowa Finance Authority Revenue Bonds 675 5.000 05/15/43 669
Iowa Finance Authority Revenue Bonds 2,500 4.500 07/01/44 2,501
Iowa Finance Authority Revenue Bonds 375 5.000 05/15/47 366
Iowa Finance Authority Revenue Bonds 400 5.000 05/15/48 389
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 944
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 392
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 316
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 388
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 392
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 424
Tobacco Settlement Financing Corp. Revenue Bonds 65 4.000 06/01/49 65
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,531

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,119
30,931
Kansas - 0.4%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,176
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,230
City of Manhattan Revenue Bonds 125 4.000 06/01/36 120
City of Prairie Village Tax Allocation 205 2.875 04/01/30 200
City of Prairie Village Tax Allocation 500 3.125 04/01/36 466
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 90
Kansas Development Finance Authority Revenue Bonds (~)(Ê) 6,795 5.000 06/01/43 7,030
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,144
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,030
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,029
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,829
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,538
Wyandotte County City Unified Government Revenue Bonds 1,330 4.500 06/01/40 1,323
20,205
Kentucky - 1.2%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,579
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,735
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 201
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 781
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 815
Kentucky Asset Liability Commission Revenue Bonds 3,015 5.000 09/01/26 3,137
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,414
Kentucky Economic Development Finance Authority Revenue Bonds (~)(ae)(Ê) 1,500 0.150 04/01/31 1,501
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,763
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,007
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 338
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,108
Kentucky Interlocal School Transportation Association Certificate Participation 210 4.000 03/01/26 212
Kentucky Interlocal School Transportation Association Certificate Participation 200 4.000 03/01/27 203
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,947
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,925
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,122
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,791
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 7,000 5.000 08/01/32 7,533
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,011
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 470
Kentucky State Property & Building Commission Revenue Bonds 4,725 5.000 11/01/25 4,842
Kentucky State Property & Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,699
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 796
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,811
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 872
Louisville/Jefferson County Metropolitan Government Revenue Bonds (µ) 2,350 4.000 10/01/40 2,333
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 898
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 603
65,447
Louisiana - 2.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,452

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 328
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 309
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 497
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 530
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,016
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 353
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,069
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,009
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,018
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,790
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 32,880 0.180 08/01/35 32,880
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 5,280 0.180 12/01/40 5,280
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 820
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,935
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,017
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,645
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 367
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 72
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 267
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 713
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,941
Louisiana Housing Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.750 02/01/27 2,015
Louisiana Housing Corp. Revenue Bonds 830 4.500 12/01/47 836
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,669
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 5,050 3.500 11/01/32 4,888
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 500
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 5,011
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,064
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,515
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,527
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,617
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 668
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 836
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,069
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 988
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 96
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,617
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 4,500 3.800 05/01/54 4,500
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,187
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/38 224
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,377
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,412
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,160
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,023
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 664

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 540 4.245 05/01/43 538
State of Louisiana General Obligation Unlimited 2,500 5.000 03/01/38 2,782
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,083
112,297
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 804
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 167
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 302
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 380
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 974
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 507
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 489
3,623
Maryland - 1.0%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 86
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 71
Baltimore Research Park Project Revenue Bonds 235 4.000 01/01/34 238
Baltimore Research Park Project Revenue Bonds 245 4.000 01/01/37 246
Baltimore Research Park Project Revenue Bonds 415 4.000 01/01/38 414
Baltimore Research Park Project Revenue Bonds 365 4.000 01/01/39 357
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,780
City of Baltimore Revenue Bonds 150 4.500 06/01/33 150
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,497
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,076
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 613
City of Baltimore Revenue Bonds 100 4.875 06/01/42 101
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 690
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 607
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 542
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,809
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,049
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,234
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,515
County of Frederick Special Tax 750 4.000 07/01/35 758
County of Frederick Special Tax 855 4.000 07/01/36 862
County of Frederick Special Tax 500 4.000 07/01/38 503
County of Frederick Special Tax 500 4.000 07/01/39 501
County of Frederick Special Tax 500 4.000 07/01/40 499
County of Frederick Tax Allocation 890 3.250 07/01/29 841
County of Howard Tax Allocation 650 5.000 02/15/44 698
County of Prince George's General Obligation Limited 5,070 5.000 07/15/33 5,436
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 278
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,154
Maryland Community Development Administration Revenue Bonds 2,040 4.500 09/01/48 2,059
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,571
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,663
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,096
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,379
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,007
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,578
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,146

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Maryland General Obligation Unlimited 2,000 4.000 08/01/29 2,000
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,862
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,317
53,283
Massachusetts - 1.0%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,151
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,131
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 784
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,021
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 4,010
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,995
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,781
Commonwealth of Massachusetts General Obligation Unlimited 3,490 2.000 03/01/37 2,768
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,386
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 775 4.000 08/01/33 775
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 800 4.000 08/01/34 800
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,561
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,045
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,711
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,226
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,266
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 765
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 851
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 431
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 531
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 580
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 543
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 441
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,003
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,267
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,736
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,774
Massachusetts State General Obligation 3,825 5.000 07/01/37 3,944
54,277
Michigan - 2.2%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 758
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,095
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 83
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 90
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 374
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 867
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 281
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 822
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 664
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 817
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 514
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 1,012
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 808

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 361
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 161
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 383
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 360
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 322
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 53
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 266
City of Detroit Sewage Disposal System Revenue Bonds (CME Term SOFR 3 Month
+ 0.600%)(µ)(Ê) 3,160 0.735 07/01/32 3,086
Detroit Downtown Development Authority Tax Allocation (µ) 700 5.000 07/01/29 702
Detroit Downtown Development Authority Tax Allocation 1,785 5.000 07/01/33 1,790
Detroit Downtown Development Authority Tax Allocation 1,375 5.000 07/01/48 1,446
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 951
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,077
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,037
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,101
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,501
Grand Rapids Charter Township Economic Development Corp. 2,230 4.000 05/15/27 2,173
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,492
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,078
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,025
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 152
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 376
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 136
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,037
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,072
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,385
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,431
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,701
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 517
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,497
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 890
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,040
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,453
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,023
Michigan Finance Authority Revenue Bonds 1,575 5.250 02/01/27 1,588
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,659
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,318
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,411
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,276
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 664
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,545
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 271
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,547
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,027
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 505
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,490
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,360
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 706

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,425
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 390
Michigan Finance Authority Revenue Bonds 550 5.000 06/01/49 564
Michigan Mathematics & Science Initiative Revenue Bonds 350 4.000 01/01/31 341
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,896
Michigan State Housing Development Authority Revenue Bonds (~)(Ê) 5,790 3.625 04/01/42 5,815
Michigan State Housing Development Authority Revenue Bonds 2,980 4.250 12/01/49 2,992
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,726
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 484
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,097
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,697
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 805
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 980
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,516
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,195
Summit Academy North Revenue Bonds 780 4.000 11/01/31 744
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 637
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 333
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,926
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 696
126,727
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 1,872
City of Independence Revenue Bonds 175 4.000 07/01/31 169
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 1,003
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 181
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 235
City of Woodbury Revenue Bonds 50 3.000 12/01/30 45
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 462
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 529
Duluth Economic Development Authority Revenue Bonds 390 4.000 06/15/38 402
Duluth Economic Development Authority Revenue Bonds 250 4.000 06/15/39 256
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 406
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,692
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,190 4.250 12/01/32 1,218
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 827
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,061
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 609
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 226
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 472
14,843
Mississippi - 1.2%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,459
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,975 0.140 12/01/30 4,975
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 16,983 0.180 12/01/30 16,983

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 25,985 0.180 11/01/35 25,985
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 101
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 203
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 307
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,018
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 707
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,317
Mississippi Home Corp. Revenue Bonds 2,000 5.000 12/01/39 2,188
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,031
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 489
64,203
Missouri - 1.5%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,039
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 146
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 84
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 94
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,026
City of St. Louis Airport Revenue Bonds (µ) 17,000 5.250 07/01/49 18,825
City of St. Louis Industrial Development Authority Revenue Bonds 75 4.875 06/15/34 77
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,010
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,357
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 47
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 896
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 44
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (~)
(ae)(Ê) 5,000 5.000 05/01/52 5,316
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,340
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,640
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 9,010
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 226
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 226
Maryland Heights Industrial Development Authority Revenue Bonds 715 4.375 03/15/30 656
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,309
Missouri Joint Municipal Electric Utility Commission Revenue Bonds 1,655 5.000 12/01/26 1,675
Missouri Southern State University Revenue Bonds 70 3.000 10/01/26 69
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 123
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 485 4.000 05/01/26 490
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/28 1,057
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,165 5.000 02/01/31 1,252
Missouri State Health & Educational Facilities Authority Revenue Bonds 340 4.000 02/15/38 341
Missouri State Health & Educational Facilities Authority Revenue Bonds 700 5.250 02/01/44 746
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 344
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,521
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,806
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 850
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 705
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 717
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,207
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,177
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,093

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 263
Washington Industrial Development Authority Revenue Bonds 45 2.500 11/01/29 42
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 600
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,187
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,182
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,060
83,899
Montana - 0.3%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 517
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 430
City of Forsyth Revenue Bonds 5,300 3.875 07/01/28 5,356
County of Gallatin Revenue Bonds (Þ) 2,420 4.000 10/15/32 2,202
County of Gallatin Revenue Bonds (Þ) 450 4.000 10/15/36 392
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 661
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 431
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,051
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,382
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,539
13,961
Nebraska - 0.7%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,017
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 15,000 4.000 12/01/49 15,028
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 743
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,800
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 753
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,286
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 7,952
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,279
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,427
40,285
Nevada - 0.8%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 84
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 404
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,251
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,724
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,341
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 230
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 110
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,119
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,486
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,466
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,141
County of Clark General Obligation Limited 6,620 3.000 11/01/33 6,135
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,472
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,156
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 10/01/29 1,155
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 149
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 437
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,855
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,594
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,085

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Valley Water District General Obligation Unlimited 2,000 5.000 06/01/25 2,034
Nevada Department of Business & Industry Revenue Bonds 220 5.000 07/15/27 222
Nevada Department of Business & Industry Revenue Bonds (Þ) 465 4.500 12/15/29 467
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 885
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 206
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,647
44,855
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds (Þ) 650 4.875 12/01/33 650
New Hampshire Business Finance Authority Revenue Bonds 5,714 3.625 08/20/39 5,347
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 703
New Hampshire Business Finance Authority Revenue Bonds 3,986 4.250 07/20/41 3,919
New Hampshire Business Finance Authority Revenue Bonds 1,805 5.250 07/01/44 1,929
New Hampshire Business Finance Authority Revenue Bonds 3,765 5.250 07/01/49 3,939
New Hampshire Health and Education Facilities Authority Act Revenue Bonds (~)(Ê) 1,600 3.300 08/03/27 1,600
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,031
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,805
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,815
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,999
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,074
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,030
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 8,500 4.164 10/01/51 8,220
New Hampshire Housing Finance Authority Revenue Bonds 1,660 6.250 01/01/55 1,826
37,887
New Jersey - 3.7%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 505
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 462
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 779
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 327
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 348
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 368
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 393
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 973
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 291
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,557
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,936
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 74
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 485
Jersey City General Obligation Unlimited 450 5.000 11/01/31 476
Jersey City Municipal Utilities Authority Revenue Bonds 2,000 5.000 05/01/25 2,020
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 601
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 701
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 530
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 805
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,094
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,062
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 332
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 693
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,164
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 364
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,037

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 329
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 374
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 372
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 1,008
New Jersey Economic Development Authority Revenue Bonds 900 5.000 06/15/41 946
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 441
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 4,014
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,061
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 601
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 712
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,756
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,903
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,174
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,035
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,284
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 310
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,031
New Jersey Health Care Facilities Financing Authority Revenue Bonds 13,195 5.000 07/01/34 15,428
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,021
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,142
New Jersey Health Care Facilities Financing Authority Revenue Bonds 18,000 5.000 07/01/43 18,367
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 356
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 258
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,867
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,940 4.750 10/01/50 1,966
New Jersey Transportation Trust Fund Authority Revenue Bonds 75
Zero
coupon 12/15/25 72
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,046
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,950 2.493 12/15/26 1,798
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,650 5.000 01/01/27 2,751
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,406
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,465 2.871 12/15/29 1,210
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,757
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 755
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 245
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 881
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,435
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,243
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,035 5.000 12/15/34 4,297
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,950 4.000 01/01/35 4,255
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,276
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 839
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 9,274
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,060
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 16,009
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 696
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 4.680 12/15/38 2,843
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,259
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,325
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,126
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,324

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,017
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,500 5.000 01/01/44 6,074
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,750 5.000 01/01/45 8,531
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,799
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,085
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 698
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,035
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,971
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,071
Tobacco Settlement Financing Corp. Revenue Bonds 3,895 5.000 06/01/46 3,916
204,512
New Mexico - 0.5%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,077
City of Farmington Revenue Bonds (~)(ae)(Ê) 8,305 3.875 06/01/29 8,416
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,375 3.900 06/01/40 1,393
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,048
New Mexico Mortgage Finance Authority Revenue Bonds 500 4.700 09/01/49 503
New Mexico Municipal Energy Acquisition Authority Revenue Bonds (~)(ae)(Ê) 7,500 5.000 05/01/25 7,572
Santa Fe Public School District General Obligation Unlimited 1,000 5.000 08/01/27 1,056
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,093
26,158
New York - 8.9%
Albany Capital Resource Corp. Revenue Bonds 835 4.000 06/01/29 788
Allegany County Capital Resource Corp. Revenue Bonds 400 5.250 04/01/49 419
Allegany County Capital Resource Corp. Revenue Bonds 350 5.250 04/01/54 364
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,044
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 107
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 516
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 722
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 97
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 428
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 344
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 618
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 269
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 514
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 589
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 459
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 613
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 693
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,564
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,924
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,410
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,315
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,856
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,272
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 21,047
City of New York General Obligation Unlimited 470 4.000 03/01/42 468
City of New York General Obligation Unlimited 275 5.000 03/01/44 285
City of New York General Obligation Unlimited (~)(Ê) 1,855 4.100 08/01/44 1,855
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 3,030
City of New York Revenue Bonds 2,000 5.000 04/01/44 2,222

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of New York Revenue Bonds 4,890 5.500 04/01/46 5,603
City of New York Revenue Bonds 2,995 5.250 04/01/47 3,347
City of Yonkers General Obligation Limited (µ) 2,030 4.000 05/01/37 2,071
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,788
Genesee County Funding Corp. (The) Revenue Bonds 450 5.000 12/01/29 472
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,812
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,932
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,464
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,901
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,128
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,054
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 790
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,053
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,315
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,917
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 855
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,705
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,291
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 76
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 2,000
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 295
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,037
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,402
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 204
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,733
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 605
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 104
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 345
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 463
Metropolitan Transportation Authority Revenue Bonds 1,510 5.000 11/15/37 1,698
Metropolitan Transportation Authority Revenue Bonds 1,665 5.000 11/15/39 1,851
Metropolitan Transportation Authority Revenue Bonds 1,055 5.000 11/15/40 1,168
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 799
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,907
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,521
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,932
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,698
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,468
Metropolitan Transportation Authority Revenue Bonds 5,230 5.500 11/15/47 5,888
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 4,150 0.190 11/15/50 4,150
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 750
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,573
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,554
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 5,895 3.400 11/01/62 5,872
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 274
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,740
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 403
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 286
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 315
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 318
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,062

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,883
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 11,560 4.050 06/15/45 11,560
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,833
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,117
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,776
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,803
New York City Transitional Finance Authority Building Aid Revenue Bonds 4,250 5.250 07/15/45 4,487
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 4,930 5.000 05/01/34 5,239
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 11/01/34 5,857
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 10,000 5.000 11/01/35 11,632
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,000 5.000 11/01/37 6,028
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,301
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,628
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,359
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 495
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 168
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds (~)
(Ê) 9,130 1.450 08/01/45 9,130
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,171
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 10,890
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,172
New York City Water & Sewer System Revenue Bonds 5,050 4.000 06/15/40 5,052
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,136
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,944
New York Convention Center Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,011
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,494
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 752
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,302
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,423
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,870
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 678
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,752
New York Power Authority Revenue Bonds 2,900 4.000 04/01/34 2,913
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,158
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 472
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 527
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,363
New York State Dormitory Authority Revenue Bonds 450 5.000 02/15/27 470
New York State Dormitory Authority Revenue Bonds 10 5.000 08/15/27 11
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,448
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,680
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 102
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,420
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,572
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 82
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,745
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 517
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 91
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 266
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 82

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 69
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,876
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 330
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 99
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 498
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,305
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,038
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 74
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,068
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,017
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,073
New York State Dormitory Authority Revenue Bonds 500 5.250 05/01/39 556
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 83
New York State Dormitory Authority Revenue Bonds 2,150 5.000 10/01/39 2,382
New York State Dormitory Authority Revenue Bonds 7,285 5.000 02/15/40 7,580
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,083
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 88
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 97
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,307
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,693
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,368
New York State Dormitory Authority Revenue Bonds 725 5.250 05/01/41 797
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 105
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,190
New York State Dormitory Authority Revenue Bonds 525 5.250 05/01/42 574
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 909
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,094
New York State Dormitory Authority Revenue Bonds 3,945 5.000 03/15/44 4,382
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 990
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 351
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 5,147
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 2,655 5.000 05/01/48 2,702
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,234
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 920
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 391
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,979
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,503
New York State Thruway Authority Revenue Bonds 1,000 5.000 01/01/42 1,127
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,655
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,758
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,634
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,207
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,158
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,351
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,314
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 788
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 542
New York Transportation Development Corp. Revenue Bonds 5,850 5.000 12/01/37 6,330
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 60
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 70
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 404

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 115
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 150
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 98
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 229
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 668
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,125
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,117
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,801
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,035
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,536
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,335 4.250 10/01/47 1,339
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,322
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 215 4.000 06/01/50 213
Triborough Bridge & Tunnel Authority Revenue Bonds 8,400 5.000 03/15/27 8,814
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,238
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,059
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,018
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,358
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,631
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,939
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,599
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,022
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,381
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 513
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,351
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 553
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 557
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 329
498,159
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 969
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,069
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,435
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,234
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 318
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,085
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,880
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/28 837
North Carolina Housing Finance Agency Revenue Bonds 1,000 4.550 07/01/44 1,004
North Carolina Housing Finance Agency Revenue Bonds 1,670 5.500 01/01/54 1,783
North Carolina Housing Finance Agency Revenue Bonds 2,500 6.250 01/01/55 2,798
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 249
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 237
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 566
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/27 25
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 791
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 204
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 560
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 157

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 655
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 162
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 722
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 624
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 166
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 725
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 96
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 517
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 199
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 01/01/28 1,051
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,366
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,655
30,210
North Dakota - 0.1%
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 652
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 600
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 514
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,672
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 535
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 583
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,048
City of Grand Forks Revenue Bonds 800 4.000 12/01/35 761
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,125
City of Horace General Obligation Unlimited 150 3.000 05/01/41 112
North Dakota Housing Finance Agency Revenue Bonds 1,500 5.000 07/01/42 1,632
9,234
Ohio - 1.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 676
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 433
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 184
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 91
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,073
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 1,002
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,781
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 719
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 749
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 624
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 514
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 335
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,355
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,079
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 1,992
County of Franklin  Revenue Bonds 575 4.000 07/01/40 507
County of Franklin Revenue Bonds 700 5.000 07/01/35 713
County of Franklin Revenue Bonds 800 5.000 07/01/36 812
County of Franklin Revenue Bonds 330 5.250 11/15/40 329
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,790
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,363
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,970
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 7,599

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 377
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 131
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 136
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 111
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 216
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 447
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 381
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 4,000
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,138
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,086
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 4,300 5.000 08/01/49 4,328
North Olmsted City School District Revenue Bonds (µ) 1,240 5.000 10/15/48 1,303
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 49
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 974
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,369
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,052
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 542
Ohio Higher Educational Facility Commission Revenue Bonds 6,000 5.000 01/01/32 6,804
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 608
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 783
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 438
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 700
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 242
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 604
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 261
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 260
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,397
Ohio Water Development Authority Revenue Bonds 1,440 5.000 12/01/38 1,565
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 95
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 148
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,462
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,198
State of Ohio Revenue Bonds (~)(ae)(Ê) 1,250 2.900 03/01/23 1,251
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,209
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,965
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 249
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 97
95,666
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,820
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,584
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 804
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 792
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,889
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,025
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,084
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,209
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,576
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/26 517

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Payne County Economic Development Authority Revenue Bonds (µ) 500 5.000 09/01/27 525
20,975
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 900 5.250 08/01/49 960
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 518
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,185
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 508
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 79
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 53
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 732
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 130
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
State of Oregon Department of Transportation Revenue Bonds 5,000 5.000 11/15/33 5,831
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,115
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,264
State of Oregon General Obligation Unlimited 3,200 5.000 05/01/27 3,380
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 139
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 109
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 111
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 522
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,268
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 411
State of Oregon Revenue Bonds 940 5.000 08/01/43 1,051
Tualatin Valley Water District Revenue Bonds 2,345 5.000 06/01/41 2,677
25,231
Pennsylvania - 3.5%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,100
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 790
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 837
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 871
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 4.035 02/01/33 737
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 654
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 291
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,022
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,749
Allentown City School District General Obligation Limited (µ) 1,785 5.000 02/01/33 1,885
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 1,007
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,364
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 770 5.000 05/01/27 787
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 736
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,185
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 50
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 50
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 74

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 237
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 103
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 402
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 599
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 524
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 405
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 616
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,295
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,335
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,378
Butler County General Authority Revenue Bonds (CME Term SOFR 3 Month +
0.700%)(µ)(Ê) 14,730 1.660 10/01/34 14,200
Cheltenham Township Industrial Development Authority Revenue Bonds 2,625 5.000 04/01/34 2,721
Chester County Industrial Development Authority Revenue Bonds (Þ) 4,065 5.000 10/15/32 4,168
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,361
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,536
Chester County Industrial Development Authority Special Assessment (Þ) 180 4.375 03/01/28 178
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,120
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 93
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 87
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,222
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,229
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,000
City of York General Obligation Unlimited 55 5.000 11/15/24 55
City of York General Obligation Unlimited 955 5.000 11/15/26 966
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,787
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 426
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville Area School District Building Authority Revenue Bonds (µ) 12,940 5.250 11/15/37 14,063
Commonwealth Financing Authority Revenue Bonds (µ) 8,000 4.000 06/01/39 8,134
Commonwealth of Pennsylvania General Obligation Unlimited 5,705 3.500 03/01/31 5,692
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,699
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 528
Cumberland County Municipal Authority Revenue Bonds 1,385 5.000 01/01/38 1,387
Cumberland Valley School District General Obligation Unlimited (µ) 1,000 5.000 11/15/47 1,077
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,713
Delaware Valley Regional Finance Authority Revenue Bonds (CME Term SOFR 1
Month + 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 10,003
Doylestown Hospital Authority Revenue Bonds (Þ) 500 5.000 07/01/31 520
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 145
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 672
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,285
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 153
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 7,992
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 650 5.250 07/01/44 644
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,010
Montgomery County Higher Education & Health Authority Revenue Bonds 450 4.000 09/01/38 442
Montgomery County Higher Education & Health Authority Revenue Bonds 1,000 4.000 09/01/39 977
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 48
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 46

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,695
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 155
Northampton County General Purpose Authority Revenue Bonds 4,200 5.000 08/15/34 4,752
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 688
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,675
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 462
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 156
Pennsylvania Economic Development Financing Authority Revenue Bonds 800 5.000 07/01/38 857
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,298
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 237
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,646
Pennsylvania Housing Finance Agency Revenue Bonds 6,021 5.750 10/01/53 6,394
Pennsylvania Housing Finance Agency Revenue Bonds 1,000 6.000 10/01/54 1,092
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 946
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 803
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 804
Pennsylvania Turnpike Commission Revenue Bonds (SIFMA Municipal Swap Index
+ 0.850%)(ae)(Ê) 425 3.610 07/15/41 425
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 13,126
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 307
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 676
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 429
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,000 4.500 06/15/29 1,004
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 455
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 541
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 145
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 285 5.000 06/15/32 296
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 270 5.000 06/15/33 286
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 529
Pittsburgh School District General Obligation Limited (µ) 3,000 3.000 09/01/40 2,653
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/35 511
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 328
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,715 5.000 09/01/36 1,865
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,000 5.000 09/01/37 1,084
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,126
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 814
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 745
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 525
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 345
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 620
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 602
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,755
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,036
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,094
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 82
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 62
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 274
193,097
Puerto Rico - 3.4%
Commonwealth of Puerto Rico General Obligation Unlimited 236 5.375 07/01/25 238

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited 19,296 5.625 07/01/27 20,129
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,480
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,241
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,730
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,694
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,130
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,032
Commonwealth of Puerto Rico General Obligation Unlimited 1,730 4.000 07/01/46 1,583
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 317
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,905
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,460 5.000 07/01/33 5,762
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 8,700 5.000 07/01/35 9,066
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,884
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 9,529
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,555
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 224
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 266
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 225
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,075 5.000 08/01/27 2,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,819
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,623 3.071 07/01/29 3,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,868 3.171 07/01/31 7,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,196
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,859
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 64,386 4.329 07/01/40 63,821
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,797
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,450 5.709 07/01/46 481
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200 5.772 07/01/51 290
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 612
190,556
Rhode Island - 0.6%
Providence Public Building Authority Revenue Bonds (µ) 220 5.875 06/15/26 220
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,864
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,004
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 211
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,534
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,270
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 403
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 323
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 322
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,338
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,622
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,397
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,408
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 3,330 5.000 10/01/41 3,526
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 774
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 550
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 516

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,059
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 5,300 5.250 10/01/49 5,621
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,241
33,203
South Carolina - 0.8%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,040
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,079
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,199
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,475
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,619
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,697
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,158
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(Ê) 5,150 5.485 02/01/54 5,352
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,650 5.000 04/01/34 1,858
South Carolina Jobs-Economic Development Authority Revenue Bonds 2,700 4.000 11/01/42 2,694
South Carolina Jobs-Economic Development Authority Revenue Bonds 625 5.250 11/01/43 704
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,504
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,136
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 198
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,921
South Carolina Public Service Authority Revenue Bonds (µ) 5,700 5.000 12/01/42 6,286
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,694
South Carolina Public Service Authority Revenue Bonds 1,750 5.500 12/01/54 1,759
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,342
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,390
42,105
South Dakota - 0.0%
Brookings School District 5 General Obligation Unlimited 575 5.250 06/15/34 670
Brookings School District 5 General Obligation Unlimited 1,600 5.500 06/15/43 1,834
County of Lincoln Revenue Bonds 100 4.000 08/01/41 92
2,596
Tennessee - 1.2%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,018
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 607
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 130 5.000 10/01/35 131
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,734
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 671
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,832
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,676
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,358
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,790
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ) 250 5.250 07/01/49 268
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 2,004
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,255
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 4,500 5.000 10/01/35 5,308
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 317

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,288
Shelby County Health Educational & Housing Facilities Board Revenue Bonds (~)
(ae)(Ê) 7,400 5.000 09/01/29 7,858
Shelby County Health Educational & Housing Facilities Board Revenue Bonds 10,130 5.250 09/01/39 11,267
Tennergy Corp. Revenue Bonds (~)(ae)(Ê) 2,750 5.000 12/01/29 2,913
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,546
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,404
66,245
Texas - 10.6%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,293
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,532
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,001
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 527
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 819
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 770 4.125 06/15/34 769
Arlington Higher Education Finance Corp. Revenue Bonds 1,275 4.250 08/15/34 1,276
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 678
Arlington Higher Education Finance Corp. Revenue Bonds 1,250 5.000 02/15/37 1,380
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 02/15/38 1,101
Arlington Higher Education Finance Corp. Revenue Bonds 1,125 5.000 02/15/39 1,230
Arlington Higher Education Finance Corp. Revenue Bonds 200 4.500 08/15/39 201
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,822
Arlington Higher Education Finance Corp. Revenue Bonds 2,500 4.000 02/15/44 2,462
Arlington Higher Education Finance Corp. Revenue Bonds 225 4.750 08/15/44 225
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.000 08/15/49 150
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,217
Austin Community College District General Obligation Limited 750 5.250 08/01/53 827
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,115
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,663
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,478
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,551
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,616
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,665
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,423
Boerne Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 4.000 02/01/28 1,026
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,470
Central Texas Regional Mobility Authority Revenue Bonds 2,100 5.000 01/01/25 2,105
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,222
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 920
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,474
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 151
Central Texas Turnpike System Revenue Bonds (~)(Ê) 4,000 5.000 08/15/30 4,353
Central Texas Turnpike System Revenue Bonds 2,775 5.000 08/15/34 3,168
Central Texas Turnpike System Revenue Bonds 2,385 5.000 08/15/42 2,396
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,017
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,140
City of Anna Special Assessment (Þ) 435 4.875 09/15/30 438
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,877
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,808
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,461
City of Arlington Tax Allocation 305 5.000 08/15/34 318

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Arlington Tax Allocation 335 5.000 08/15/36 347
City of Aubrey Revenue Bonds (µ) 1,135 5.000 09/01/40 1,237
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 786
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 559
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,109
City of Beaumont Waterworks & Sewer System Revenue Bonds (µ) 550 5.000 09/01/42 599
City of Boyd Special Assessment (Þ) 1,005 5.125 09/15/43 1,012
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,028
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,049
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,052
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,099
City of Carrollton General Obligation Limited 450 5.000 08/15/38 503
City of Celina Special Assessment (Þ) 245 4.375 09/01/27 242
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 169
City of Celina Special Assessment (Þ) 100 3.625 09/01/30 92
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 507
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 186
City of Celina Special Assessment (Þ) 165 4.625 09/01/31 166
City of Celina Special Assessment 575 4.800 09/01/37 575
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 212
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,385
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,592
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,406
City of College Station General Obligation Limited 1,295 2.125 02/15/40 927
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,685
City of Corpus Christi Utility System Revenue Bonds 1,400 5.000 07/15/28 1,506
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/29 3,277
City of Corpus Christi Utility System Revenue Bonds 3,000 5.000 07/15/31 3,367
City of Corpus Christi Utility System Revenue Bonds 2,000 5.000 07/15/32 2,273
City of Corpus Christi Utility System Revenue Bonds 2,500 5.000 07/15/41 2,799
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 49
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 289
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,477
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,187
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,112
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,050
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,405
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,041
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 205 5.000 08/01/26 211
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,923
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 935 5.000 10/01/28 981
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 363
City of Denton General Obligation Limited 5,000 4.125 02/15/50 4,855
City of Dripping Springs Special Assessment (Þ) 395 4.500 09/01/30 394
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,094
City of Fate Special Assessment (Þ) 243 3.750 08/15/27 238
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,029
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,053
City of Fort Worth Special Assessment (µ) 1,000 5.000 09/01/44 1,055
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,541
City of Galveston Wharves & Terminal Revenue Bonds 1,700 5.000 08/01/39 1,870

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Galveston Wharves & Terminal Revenue Bonds 550 5.250 08/01/40 613
City of Galveston Wharves & Terminal Revenue Bonds 1,900 5.250 08/01/41 2,105
City of Galveston Wharves & Terminal Revenue Bonds 750 5.250 08/01/42 827
City of Galveston Wharves & Terminal Revenue Bonds 600 5.250 08/01/43 659
City of Galveston Wharves & Terminal Revenue Bonds 675 5.250 08/01/44 739
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 820
City of Greenville Waterworks & Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,254
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,687
City of Hackberry Special Assessment Contract Revenue Bonds 1,350 4.500 09/01/38 1,288
City of Haslet Special Assessment (Þ) 259 2.625 09/01/26 246
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,139
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,325
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 383
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 345
City of Houston Combined Utility System Revenue Bonds 4,535 5.000 11/15/26 4,742
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,034
City of Houston Combined Utility System Revenue Bonds 1,690 5.000 11/15/27 1,799
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,493
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,320
City of Hutto Special Assessment (Þ) 189 2.500 09/01/26 180
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 918
City of Kyle Special Assessment (Þ) 246 2.750 09/01/26 239
City of Kyle Special Assessment (Þ) 504 3.625 09/01/27 493
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 235
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 473
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,190
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 201
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 350
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 357
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 911
City of Lubbock General Obligation Limited 1,800 5.000 02/15/40 2,014
City of Manor Special Assessment (Þ) 250 4.500 09/15/30 249
City of Mesa Utility System Revenue Bonds 1,085 5.000 03/01/27 1,136
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 821
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 292
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 604
City of Midlothian Special Assessment (Þ) 215 2.875 09/15/26 205
City of Mustang Ridge Special Assessment (Þ) 366 5.250 09/01/30 369
City of Pilot Point Special Assessment (Þ) 558 4.875 09/15/27 558
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 505
City of Princeton Special Assessment (Þ) 125 2.750 09/01/25 122
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 196
City of Princeton Special Assessment (Þ) 360 4.375 09/01/28 360
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 718
City of Princeton Special Assessment (Þ) 447 5.500 09/01/30 454
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 184
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 116
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 269
City of Royse City Special Assessment (Þ) 235 5.500 09/15/30 240
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 676
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,861

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,805
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 216
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 205
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 222
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 224
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,289
City of Waxahachie Special Assessment (Þ) 392 4.875 08/15/27 392
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 386
Clifton Higher Education Finance Corp. Revenue Bonds 340 3.000 08/15/32 323
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 239
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 456
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 619
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 293
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,867
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,022
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 333
Clifton Higher Education Finance Corp. Revenue Bonds 1,195 5.000 08/15/38 1,322
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 789
Club Municipal Management District No. 1 Special Assessment (Þ) 125 2.500 09/01/26 119
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,162
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,668
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,368
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 218
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 98
County of Bastrop Special Assessment (Þ) 421 4.375 09/01/30 422
County of Harris Revenue Bonds 1,000 4.000 09/15/42 1,002
County of Harris Revenue Bonds 1,315 4.000 09/15/43 1,308
County of Travis General Obligation Limited 160 4.000 03/01/43 160
County of Travis General Obligation Unlimited 185 4.000 03/01/44 184
County of Wise General Obligation Limited 210 5.000 02/15/26 216
County of Wise General Obligation Limited 220 5.000 02/15/27 230
County of Wise General Obligation Limited 210 5.000 02/15/28 223
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,453
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,183
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 529
Dallas Fort Worth International Airport Revenue Bonds 510 5.000 11/01/24 512
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,025
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,509
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,017
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,513
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,228
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,854
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,247
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,252
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,372
Eagle Mountain & Saginaw Independent School District General Obligation
Unlimited (~)(Ê) 600 4.000 08/01/27 611
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 119
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 93
El Paso County Hospital District General Obligation Limited 790 5.000 08/15/28 807
El Paso County Hospital District General Obligation Limited 1,010 5.000 08/15/30 1,030

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
El Paso County Hospital District General Obligation Limited 1,115 5.000 08/15/31 1,137
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 511
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,687
Fort Bend Independent School District General Obligation Unlimited (~)(ae)(Ê) 6,745 4.000 08/01/27 6,852
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,594
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 373
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 653
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,142
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 549
Georgetown Independent School District General Obligation Unlimited 3,065 5.000 08/15/35 3,120
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,441
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.220 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,135
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (ae) 1,000 5.000 07/01/29 1,077
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 2,800 5.000 07/01/31 3,124
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,925 5.000 06/01/32 2,954
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 3,650 5.000 07/01/33 4,172
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 9,160 5.000 07/01/34 10,591
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,081
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,112
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,003
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 752
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,270
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,498
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 744
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,496
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,070
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,623
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 51
Houston Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,050 3.650 02/01/28 1,056
Hutto Independent School District General Obligation Unlimited 1,245 5.000 08/01/32 1,421
Hutto Independent School District General Obligation Unlimited 1,660 5.000 08/01/43 1,843
Hutto Independent School District General Obligation Unlimited 1,600 5.000 08/01/44 1,770
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 699
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 499
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,023
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 511
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,727
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,078
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 274
Laredo Independent School District General Obligation Unlimited 1,250 5.000 08/01/26 1,299
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.746 08/15/45 971
Little Elm Independent School District General Obligation Unlimited 1,560 5.000 08/15/38 1,783
Little Elm Independent School District General Obligation Unlimited 1,825 5.000 08/15/41 2,045
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,097
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,009
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,587
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,945
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,650
Mesquite Housing Finance Corp. (The) Revenue Bonds (~)(Ê) 2,000 3.350 08/01/29 1,999

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/30 79
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 55
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,387
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,354
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/24 700
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 411
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 662
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,998
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 533
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 518
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,196
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 259
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 311
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 436
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 516
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 335
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 726
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,190 3.600 08/01/52 4,190
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,627
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,126
North Texas Tollway Authority Revenue Bonds 910 5.000 01/01/29 916
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,039
North Texas Tollway Authority Revenue Bonds 900
Zero
coupon 01/01/37 569
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,899
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/38 1,004
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 49
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,029
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,980 3.450 08/01/27 1,992
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 3.000 08/01/53 991
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,523
Northwest Independent School District General Obligation Unlimited 2,140 5.000 02/15/41 2,357
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/26 258
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,286
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,361
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,701
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 669
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,313
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,823
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,489
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,718
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,165
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 428
Ponder Independent School District Gneral Obligation Unlimited (~)(Ê) 700 4.000 08/15/27 714
Port Arthur Independent School District General Obligation Unlimited (ae) 1,860 5.000 02/15/45 1,879
Pottsboro Independent School District General Obligation Unlimited (~)(Ê) 750 4.000 08/15/27 765
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,020

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 530
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 498
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,478
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 612
Royse City Special Assessment (Þ) 50 3.125 09/15/25 49
Royse City Special Assessment (Þ) 175 4.125 09/15/39 163
Royse City Special Assessment (Þ) 100 4.125 09/15/40 90
Royse City Special Assessment (Þ) 400 5.375 09/15/44 398
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 555
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 717
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,059
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,630
San Antonio Housing Trust Public Facility Corp. Revenue Bonds (~)(Ê) 420 3.450 07/01/27 420
San Antonio Municipal Facilities Corp. Revenue Bonds (~)(Ê) 665 5.000 08/01/27 697
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,058
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,208
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,458
SMHA Finance Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 1,035 3.700 07/01/27 1,043
South Manvel Development Authority Tax Allocation 250 4.500 04/01/30 248
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 327
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 486
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,368
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 56
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 255
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 87
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 814
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 5,047
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,831
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,146
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,365
Strategic Housing Finance Corp of Travis County Revenue Bonds (~)(Ê) 905 3.350 03/01/46 901
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 07/01/26 206
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 300 5.000 07/01/27 314
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 350 5.000 07/01/28 372
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.000 10/01/31 192
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 10/01/44 213
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,515
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,153
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 493
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 671
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,060 6.250 12/15/26 2,125
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 905 0.670 09/15/27 900
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (CME Term
SOFR 3 Month + 0.863%)(Ê) 34,135 0.768 09/15/27 34,065
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 385
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 431
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,305 5.000 12/15/28 4,506
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,881
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,337
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,278
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,138

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,746
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,740
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,474
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 506
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,150 5.000 08/15/39 2,318
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,274
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,098
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 549
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 650
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 538
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 536
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 485
Texas Water Development Board Revenue Bonds 1,215 4.000 10/15/40 1,196
Texas Water Development Board Revenue Bonds 1,000 5.000 08/01/41 1,104
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,781
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,545
Tomball Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,750 0.450 02/15/36 4,758
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 690
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 709
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 540
Travis County Development Authority Special Assessment (Þ) 658 4.500 09/01/31 652
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 303
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,454
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 132
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 826
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,004
Viridian Municipal Management District Special Assessment 103 2.375 12/01/25 99
Viridian Municipal Management District Special Assessment 609 3.750 12/01/27 593
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,886
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,028
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 899
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 258
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 282
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,017
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 167
591,793
Utah - 1.1%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 515
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,922
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,693
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,234
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,394
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,097
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 698
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,663
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,912
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,507
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 237
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 215
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,412
Utah Housing Corp. Revenue Bonds (~)(ae)(Ê) 565 3.700 08/01/27 568

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 100
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 101
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 140
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 138
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,381
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 166
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 249
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,694
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,177
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,848
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 3,068
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 377
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,025
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,232
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 469
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 529
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 487
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,094
Utah State Charter School Finance Authority Revenue Bonds 1,000 5.000 10/15/46 1,010
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 1,981
60,333
Vermont - 0.1%
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 491
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 418
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 989
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 515
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 567
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 396
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 870
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 953
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 557
Vermont Housing Finance Agency Revenue Bonds 728 4.750 11/01/48 733
6,489
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,160
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,394
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,316
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,236
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 550 5.000 10/01/39 572
Virgin Islands Public Finance Authority Revenue Bonds (µ) 675 5.000 10/01/32 682
31,360
Virginia - 1.4%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,361
Ballston Quarter Community Development Authority Tax Allocation 255 5.000 03/01/26 250
Ballston Quarter Community Development Authority Tax Allocation 916 7.125 03/01/30 608
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 338
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 777
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,206
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,562
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 873
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 945

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 145
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 267
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,442
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,626
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,206
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 828
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 770
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,040
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,188
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,110
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 224
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 486
Louisa Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,250 3.800 05/28/27 4,302
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,063
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,103
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,154
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 809
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 33
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 857
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 367
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 121
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,184
Virginia Housing Development Authority Revenue Bonds 950 4.650 12/01/44 961
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,201
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,812
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,061
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,270
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 992
Winchester Economic Development Authority Revenue Bonds 1,700 5.000 01/01/39 1,902
Winchester Economic Development Authority Revenue Bonds 2,250 5.000 01/01/41 2,482
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 11,500 3.800 05/28/27 11,642
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 4,001
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,371
79,992
Washington - 2.0%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,650
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,908
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 521
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 228
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,380
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 3.840 01/01/40 14,134
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,777
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,896
Energy Northwest Revenue Bonds 1,685 5.000 07/01/26 1,752
Energy Northwest Revenue Bonds 1,600 5.000 07/01/27 1,694
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,180
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,497
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,188
Grant County Public Hospital District No. 2 General Obligation Unlimited 500 5.500 12/01/39 549

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,659
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 696
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 986
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,135 5.000 12/01/41 1,278
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/42 1,458
Pierce County School District No. 403 Bethel General Obligation Unlimited 885 5.000 12/01/43 988
Port of Seattle General Obligation Limited 3,530 5.000 06/01/36 4,084
Port of Seattle General Obligation Limited 5,575 5.000 06/01/37 6,439
Port of Seattle Revenue Bonds 2,260 5.000 04/01/31 2,265
Port of Seattle Revenue Bonds 2,275 5.000 04/01/32 2,280
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 842
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 973
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 996
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,160
State of Washington General Obligation Unlimited 7,835 5.000 08/01/24 7,835
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,630
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,161
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,727
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,085
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,919
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,361
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,356
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,637
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,535
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,621
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 606
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 1,061
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 367
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,917
Washington State Housing Finance Commission Revenue Bonds (Þ) 370 2.125 07/01/27 346
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 284
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 237
116,143
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 350 7.000 06/01/43 375
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,967
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,253
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 4,175 3.375 03/01/40 4,137
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,471
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 392
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 757
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 500
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 237
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 278
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,904
West Virginia Housing Development Fund Revenue Bonds 1,000 4.350 11/01/39 1,025
West Virginia Housing Development Fund Revenue Bonds 1,000 4.700 11/01/44 1,010
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,713
19,019
Wisconsin - 1.6%
City of Milwaukee General Obligation Unlimited (µ) 1,375 5.000 04/01/26 1,416

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,278
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,239
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,606
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,543
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 1,012
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,405
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,283
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 295
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 531
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 30
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,255
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 838
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,059
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 437
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 45
Public Finance Authority Revenue Bonds (Þ) 450 4.000 12/01/31 431
Public Finance Authority Revenue Bonds (Þ) 1,425 4.000 04/01/32 1,428
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 434
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 55
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds 800 4.250 06/15/34 804
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,037
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 346
Public Finance Authority Revenue Bonds (Þ) 230 5.000 12/01/35 233
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 41
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 281
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 317
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 598
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 336
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 66
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 104
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 335
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 407
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 130
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 35
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 40
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,061
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 114
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 66
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 4.000 10/01/41 1,616
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,894
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 669
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,230

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Racine Unified School District General Obligation Unlimited (µ) 250 5.000 04/01/38 278
Racine Unified School District General Obligation Unlimited (µ) 260 5.000 04/01/39 288
Racine Unified School District General Obligation Unlimited (µ) 350 5.000 04/01/40 386
Racine Unified School District General Obligation Unlimited (µ) 325 5.000 04/01/41 356
University of Wisconsin Hospitals & Clinics Revenue Bonds (~)(Ê) 3,600 5.000 10/01/31 3,988
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,517
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 798
Wisconsin Health & Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 270
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,072
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,510
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,508
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,595
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 125
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 266
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 123
Wisconsin Health & Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 516
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 109
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 14,555 0.200 02/15/50 14,555
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,075 4.500 02/15/54 1,075
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 3.790 08/15/54 396
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 1,530 5.000 08/15/54 1,577
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,273
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,939
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,000 5.000 09/01/39 2,186
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 3.760 03/01/42 998
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,100 4.250 09/01/44 2,083
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 550 0.500 11/01/50 544
Wisconsin Housing & Economic Development Authority Revenue Bonds 3,000 6.000 09/01/54 3,259
Wisconsin Housing & Economic Development Authority Revenue Bonds 2,000 5.000 08/01/58 2,063
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(Ê) 1,000 5.000 11/01/58 1,038
91,383
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 3,034
Total Municipal Bonds
(cost $5,568,730) 5,548,884
Total Investments - 99.7%
(identified cost $5,568,730) 5,548,884
Other Assets and Liabilities, Net - 0.3%
19,058
Net Assets - 100.0%
5,567,942

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 770,000 101.16 779
787
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,185
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.75 738
736
Arizona Industrial Development Authority Revenue Bonds 04/15/21 240,000 101.94 245
221
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,197
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.21 248
255
Arlington Higher Education Finance Corp. Revenue Bonds 06/20/24 770,000 99.40 765
769
Artisan Lakes East Community Development District Special Assessment 06/17/21 195,000 100.00 195
189
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
232
Astonia Community Development District Special Assessment 07/09/21 85,000 100.00 85
83
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 92.03 1,914
1,928
Atlanta Urban Redevelopment Agency Revenue Bonds 08/23/23 785,000 97.82 768
771
Ave Maria Stewardship Community District Special Assessment 07/24/23 500,000 99.64 498
506
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.51 256
269
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.33 299
282
California School Finance Authority Revenue Bonds 04/29/21 215,000 105.69 227
199
California School Finance Authority Revenue Bonds 07/16/21 500,000 113.36 567
500
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.95 1,029
1,018
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.56 735
806
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.90 124
125
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.15 88
89
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
103
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.37 547
558
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.68 429
450
California School Finance Authority Revenue Bonds 07/26/24 250,000 100.64 252
251
California School Finance Authority Revenue Bonds 07/26/24 250,000 101.61 254
254
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 105.20 3,288
3,132
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,125,000 99.57 2,116
2,081
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 104.42 365
363
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
120
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.55 493
500
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.75 1,057
1,006
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.16 109
89
Chester County Industrial Development Authority Revenue Bonds 09/14/22 4,065,000 99.01 4,009
4,168
Chester County Industrial Development Authority Special Assessment 08/16/18 180,000 99.59 179
178
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.58 4,729
5,399
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.66 392
402
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 107.56 403
406
City of Anna Special Assessment 09/13/23 435,000 100.00 435
438
City of Boyd Special Assessment 01/19/24 1,005,000 99.69 1,002
1,012
City of Celina Special Assessment 08/12/20 230,000 100.00 230
212
City of Celina Special Assessment 08/12/20 100,000 100.00 100
92
City of Celina Special Assessment 04/13/22 245,000 100.00 245
242
City of Celina Special Assessment 09/14/22 169,000 100.00 169
169
City of Celina Special Assessment 04/12/23 510,000 100.00 510
507
City of Celina Special Assessment 07/12/23 186,000 100.00 186
186
City of Celina Special Assessment 04/10/24 165,000 100.00 165
166
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100.00 325
306
City of Chicago Special Assessment Revenue Bonds 02/16/22 348,000 100.00 348
326
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100.00 300
284
City of Chicago Special Assessment Revenue Bonds 02/16/22 275,000 100.00 275
254
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
49
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
289
City of Danbury General Obligations Unlimited 01/18/24 6,105,000 100.20 6,117
6,118
City of Dripping Springs Special Assessment 06/07/23 395,000 100.00 395
394
City of Fate Special Assessment 04/05/22 243,000 100.00 243
238
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.12 210
217
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.30 1,695
1,383
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.16 1,052
893
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 105.95 1,536
1,360
City of Fort Lauderdale Special Assessment 02/11/22 230,000 112.49 259
239
City of Fort Lauderdale Special Assessment 02/11/22 240,000 113.94 273
250

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 397
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fort Lauderdale Special Assessment 02/11/22 255,000 115.21 294
267
City of Haslet Special Assessment 10/19/21 259,000 100.00 259
246
City of Hutto Special Assessment 10/22/21 189,000 100.00 189
180
City of Justin Special Assessment 03/27/18 910,000 100.00 910
918
City of Kyle Special Assessment 10/20/21 246,000 100.00 246
239
City of Kyle Special Assessment 03/23/22 504,000 100.00 504
493
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
473
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,190
City of Kyle Special Assessment 10/18/23 230,000 99.49 229
235
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
201
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 90.72 894
911
City of Manor Special Assessment 06/22/23 250,000 99.73 249
249
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
821
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
604
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
292
City of Midlothian Special Assessment 03/24/21 215,000 100.00 215
205
City of Mustang Ridge Special Assessment 11/21/23 366,000 100.00 366
369
City of Pilot Point Special Assessment 05/13/22 558,000 100.00 558
558
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
505
City of Princeton Special Assessment 04/24/18 360,000 100.00 360
360
City of Princeton Special Assessment 10/02/20 125,000 100.43 126
122
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
116
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
184
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
196
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
269
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
718
City of Princeton Special Assessment 10/11/23 447,000 100.00 447
454
City of Royse City Special Assessment 10/11/23 235,000 100.00 235
240
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
676
City of Venus Special Assessment 11/09/21 250,000 99.65 249
224
City of Waxahachie Special Assessment 05/17/22 392,000 100.00 392
392
Club Municipal Management District No. 1 Special Assessment 12/01/21 125,000 100.00 125
119
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.60 234
223
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
335
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 105.19 105
100
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
156
County of Bastrop Special Assessment 05/22/23 421,000 99.60 419
422
County of Gallatin Revenue Bonds 12/09/21 450,000 104.64 471
392
County of Gallatin Revenue Bonds 06/11/24 2,420,000 98.48 2,383
2,202
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.76 274
278
Creek Preserve Community Development District Revenue Bonds 01/17/24 500,000 98.54 493
500
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.28 1,158
1,196
Crossings Community Development District Special Assessment 07/25/24 300,000 100.00 300
300
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.46 796
757
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,175,000 99.27 1,170
1,186
Doylestown Hospital Authority Revenue Bonds 04/15/24 500,000 101.45 507
520
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
57
DW Bayview Community Development District Special Assessment 02/05/21 25,000 100.00 25
24
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.55 60
57
Eagle Pointe Community Development District Special Assessment 07/15/20 10,000 99.96 10
10
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.88 340
345
Enbrook Community Development District Special Assessment 10/06/20 55,000 100.00 55
54
Entrada Community Development District Special Assessment 09/23/21 370,000 99.60 368
344
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.57 1,257
1,288
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 104.93 105
98
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.72 138
127
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.70 231
225
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 101.49 112
109
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 110.36 149
138
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 110.95 111
102
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 105.12 105
98
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.82 960
954
Florida Development Finance Corp. Revenue Bonds 11/21/23 150,000 106.65 160
154
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.37 803
804
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.62 151
150
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
429
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
642

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
134
Hills Minneola Community Development District Special Assessment 07/16/20 50,000 100.00 50
50
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 108.58 326
297
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 109.87 549
495
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 111.31 991
866
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 111.52 491
431
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 111.53 379
334
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 111.10 200
178
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.51 1,294
1,410
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,010
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.55 503
545
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
499
K-Bar Ranch II Community Development District Special Assessment 12/19/17 255,000 100.00 255
255
Knightsbridge Community Development District Revenue Bonds 03/14/24 690,000 100.00 690
697
Lake Emma Community Development District Special Assessment 07/07/23 110,000 99.74 110
111
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.92 310
293
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
94
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.62 2,365
2,334
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.81 543
543
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.95 400
400
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.00 564
471
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.24 105
95
Massachusetts Development Finance Agency Revenue Bonds 10/26/22 1,000,000 101.59 1,016
1,045
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
530
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 103.85 208
203
Mississippi Development Bank Revenue Bonds 10/01/21 300,000 104.53 314
307
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 106.06 106
101
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 350,000 99.02 347
375
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.65 533
543
Nevada Department of Business & Industry Revenue Bonds 04/06/18 465,000 100.00 465
467
New Hampshire Business Finance Authority Revenue Bonds 06/20/24 650,000 100.00 650
650
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 104.48 695
662
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.10 1,277
1,196
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 107.56 575
533
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.95 405
436
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.23 886
919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 98.04 505
513
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.96 300
335
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/03/23 700,000 99.92 699
700
New York Liberty Development Corp. Revenue Bonds 09/28/22 4,865,000 96.59 4,575
4,870
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,494
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.87 741
752
New York Liberty Development Corp. Revenue Bonds 10/20/23 675,000 100.57 679
678
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.35 783
732
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 102.52 313
307
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 107.20 707
676
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 109.09 453
429
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 109.44 482
455
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 270,000 100.49 271
286
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.49 143
145
Philadelphia Authority for Industrial Development Revenue Bonds 06/13/24 1,000,000 100.00 1,000
1,004
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
96
Pine Isle Community Development District Special Assessment 01/18/22 190,000 100.00 190
184
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.24 100
95
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.07 1,441
1,509
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.97 1,237
1,255
Public Finance Authority Revenue Bonds 12/03/20 230,000 110.64 254
233
Public Finance Authority Revenue Bonds 07/16/21 450,000 115.19 518
431
Public Finance Authority Revenue Bonds 11/18/21 535,000 101.23 542
531
Public Finance Authority Revenue Bonds 01/21/22 1,425,000 103.70 1,441
1,428
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.42 776
669
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.02 468
437
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.03 473
434
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.70 987
1,037
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.56 402
407
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.57 4,947
4,884

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 399
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.08 315
317
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.13 1,861
1,905
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/07/23 8,700,000 100.39 8,750
9,066
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/23/23 5,460,000 102.08 5,574
5,762
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/27/24 9,400,000 95.15 8,367
9,529
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.64 299
276
Rivers Edge III Community Development District Special Assessment 04/07/21 105,000 99.88 105
102
Royse City Special Assessment 06/30/20 175,000 102.53 179
163
Royse City Special Assessment 07/15/20 100,000 100.00 100
90
Royse City Special Assessment 07/15/20 50,000 100.00 50
49
Royse City Special Assessment 07/10/24 400,000 99.08 396
398
Rye Crossing Community Development District Special Assessment 09/13/23 200,000 100.00 200
203
Savanna Lakes Community Development District Special Assessment 05/11/23 175,000 99.84 175
176
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 220,000 100.00 220
223
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.42 547
558
Somerset Bay Community Development District Special Assessment 05/20/24 370,000 100.00 370
372
State of Hawaii Department of Budget & Finance Revenue Bonds 06/14/24 600,000 102.43 615
616
Stonewater Community Development District Special Assessment 10/13/21 165,000 100.00 165
158
Stuart Crossing Community Development District Revenue Bonds 03/13/24 260,000 100.00 260
261
Summerstone Community Development District Special Assessment 09/09/21 120,000 100.00 120
117
Timber Creek Community Development District Special Assessment 06/20/18 45,000 100.00 45
45
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
548
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.88 399
407
Town of Bridgeville Special Tax 04/24/24 875,000 100.00 875
917
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
709
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
690
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
540
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
303
Travis County Development Authority Special Assessment 03/19/24 658,000 100.00 658
652
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
407
Triple Creek Community Development District Special Assessment 06/17/24 190,000 100.00 190
195
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 91.92 230
253
Union Park East Community Development District Special Assessment 01/12/22 42,500 100.10 43
41
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.47 400
422
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
46
Veranda Community Development District II Special Assessment 02/24/21 15,000 100.00 15
15
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.25 540
557
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
678
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
177
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
206
Washington State Housing Finance Commission Revenue Bonds 09/10/21 370,000 100.00 370
346
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.43 212
237
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 102.19 1,517 1,517
164,797
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 147,781 $ — $ — $ 147,781
Alaska — 7,270 — — 7,270
Arizona — 114,431 — — 114,431
Arkansas — 20,534 — — 20,534
California — 409,565 — — 409,565
Colorado — 129,395 — — 129,395
Connecticut — 120,541 — — 120,541
Delaware — 19,934 — — 19,934
District of Columbia — 62,232 — — 62,232
Florida — 320,866 — — 320,866
Georgia — 197,763 — — 197,763
Guam — 37,349 — — 37,349
Hawaii — 7,102 — — 7,102
Idaho — 18,168 — — 18,168
Illinois — 662,759 — — 662,759
Indiana — 68,978 — — 68,978
Iowa — 30,931 — — 30,931
Kansas — 20,205 — — 20,205
Kentucky — 65,447 — — 65,447
Louisiana — 112,297 — — 112,297
Maine — 3,623 — — 3,623
Maryland — 53,283 — — 53,283
Massachusetts — 54,277 — — 54,277
Michigan — 126,727 — — 126,727
Minnesota — 14,843 — — 14,843
Mississippi — 64,203 — — 64,203
Missouri — 83,899 — — 83,899
Montana — 13,961 — — 13,961
Nebraska — 40,285 — — 40,285
Nevada — 44,855 — — 44,855
New Hampshire — 37,887 — — 37,887
New Jersey — 204,512 — — 204,512
New Mexico — 26,158 — — 26,158
New York — 498,159 — — 498,159
North Carolina — 30,210 — — 30,210
North Dakota — 9,234 — — 9,234
Ohio — 95,666 — — 95,666
Oklahoma — 20,975 — — 20,975
Oregon — 25,231 — — 25,231
Pennsylvania — 193,097 — — 193,097
Puerto Rico — 190,556 — — 190,556
Rhode Island — 33,203 — — 33,203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 401
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
South Carolina — 42,105 — — 42,105
South Dakota — 2,596 — — 2,596
Tennessee — 66,245 — — 66,245
Texas — 591,793 — — 591,793
Utah — 60,333 — — 60,333
Vermont — 6,489 — — 6,489
Virgin Islands — 31,360 — — 31,360
Virginia — 79,992 — — 79,992
Washington — 116,143 — — 116,143
West Virginia — 19,019 — — 19,019
Wisconsin — 91,383 — — 91,383
Wyoming — 3,034 — — 3,034
Total Investments
$ — $ 5,548,884 $ — $ — $ 5,548,884
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.1%
Australia - 7.4%
APA Group 71,725 371
Atlas Arteria, Ltd. 2,058,131 7,054
Cleanaway Waste Management, Ltd. 671,594 1,239
Qube Holdings, Ltd. 797,013 1,992
Transurban Group 1,593,398 13,560
24,216
Belgium - 0.1%
Elia Group SA 3,397 353
Brazil - 0.6%
CCR SA 666,402 1,459
Santos Brasil Participacoes SA 266,164 617
2,076
Canada - 5.7%
AltaGas , Ltd. 83,096 1,981
Canadian National Railway Co. 6,440 746
Canadian Pacific Kansas City, Ltd. 4,809 403
Enbridge, Inc. 161,864 6,057
Gibson Energy, Inc. 22,892 374
Hydro One, Ltd.(Þ) 3,836 120
Pembina Pipeline Corp. 99,224 3,846
TC Energy Corp. 124,465 5,285
18,812
China - 2.0%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 3,094,000 1,030
China Merchants Port Holdings Co.,
Ltd. 816,466 1,199
ENN Energy Holdings, Ltd. 435,782 3,059
Guangdong Investment, Ltd. 865,342 455
Zhejiang Expressway Co., Ltd. Class H 1,132,000 744
6,487
France - 6.2%
Aeroports de Paris SA 30,506 4,001
Engie SA 124,214 1,952
Getlink SE 519,896 9,259
Veolia Environnement SA 46,344 1,453
Vinci SA 33,604 3,830
20,495
Germany - 1.6%
E.ON SE 204,253 2,865
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 29,056 1,477
RWE AG 27,536 1,029
5,371
Greece - 0.1%
Athens International Airport SA 15,813 136
Hong Kong - 0.4%
CK Infrastructure Holdings, Ltd. 35,964 239
CLP Holdings, Ltd. 89,000 768
Power Assets Holdings, Ltd. 52,000 332
1,339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 2.2%
Enel SpA 255,861 1,825
Hera SpA 320,368 1,173
Infrastrutture Wireless Italiane SpA (Þ) 141,668 1,576
Italgas SpA 28,152 151
Snam Rete Gas SpA 198,829 950
Terna Rete Elettrica Nazionale SpA 188,413 1,567
7,242
Japan - 2.8%
Central Japan Railway Co. 33,800 800
East Japan Railway Co. 54,201 1,021
Japan Airport Terminal Co., Ltd. 140,700 5,145
Kamigumi Co., Ltd. 28,213 647
West Japan Railway Co. 82,200 1,622
9,235
Luxembourg - 0.1%
SES SA 55,850 302
Mexico - 6.1%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 132,428 1,137
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,368 922
Grupo Aeroportuario del Pacifico SAB
de CV Class B 392,260 6,258
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,053 1,768
Grupo Aeroportuario del Sureste SAB
de CV Class B 228,028 6,876
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,519 1,959
Promotora y Operadora de
Infraestructura SAB de CV 120,541 1,132
20,052
Netherlands - 0.2%
Koninklijke Vopak NV 15,005 669
New Zealand - 1.3%
Auckland International Airport, Ltd. 780,426 3,477
Infratil , Ltd. 88,505 569
Port of Tauranga, Ltd. 87,611 289
4,335
Philippines - 0.3%
International Container Terminal
Services, Inc. 157,865 960
Singapore - 0.3%
Parkway Life Real Estate Investment
Trust(ö) 72,817 198
Sembcorp Industries, Ltd. 255,200 914
1,112
Spain - 6.0%
Aena SME SA(Þ) 57,195 10,841
Cellnex Telecom SA(Þ) 31,299 1,089
Endesa SA 31,378 608
Iberdrola SA 510,034 6,729

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Redeia Corp. SA 31,294 555
19,822
Switzerland - 2.0%
Flughafen Zurich AG 28,065 6,497
United Kingdom - 5.0%
National Grid PLC 662,019 8,416
National Grid PLC - ADR 20,009 1,289
Scottish & Southern Energy PLC 108,985 2,638
Severn Trent PLC Class H 127,582 4,223
16,566
United States - 44.7%
AES Corp. (The) 118,253 2,104
Alliant Energy Corp. 35,157 1,957
Ameren Corp. 7,269 576
American Electric Power Co., Inc. 33,183 3,256
American Tower Corp.(ö) 24,488 5,397
Brookfield Renewable Corp. Class A 10,332 290
Casella Waste Systems, Inc. Class A(Æ) 5,442 564
CenterPoint Energy, Inc. 83,541 2,318
Cheniere Energy, Inc. 64,904 11,854
Clearway Energy, Inc. Class C 13,519 361
CMS Energy Corp. 44,158 2,861
Consolidated Edison, Inc. 11,162 1,089
Constellation Energy Generation LLC 5,904 1,121
Crown Castle, Inc.(ö) 9,136 1,006
CSX Corp. 11,042 388
Digital Realty Trust, Inc.(ö) 10,745 1,606
Dominion Energy, Inc. 90,479 4,837
DT Midstream, Inc. 35,226 2,655
DTE Energy Co. 7,222 870
Duke Energy Corp. 80,788 8,828
Entergy Corp. 10,937 1,268
Equinix , Inc.(ö) 396 313
Evergy , Inc. 57,413 3,330
Eversource Energy 52,522 3,409
Exelon Corp. 106,738 3,971
Ferrovial SE 38,045 1,512
GFL Environmental, Inc. 36,807 1,429
Kinder Morgan, Inc. 168,927 3,569
Kinetik Holdings Inc 8,153 338
NextEra Energy, Inc. 231,512 17,685
NiSource, Inc. 92,508 2,891
Norfolk Southern Corp. 5,063 1,263
ONEOK, Inc. 53,246 4,437
PG&E Corp. 123,447 2,253
PPL Corp. 44,236 1,315
Public Service Enterprise Group, Inc. 38,001 3,031
Republic Services, Inc. Class A 10,758 2,090
SBA Communications Corp.(ö) 9,293 2,040
Sempra Energy 44,735 3,581
Southern Co. (The) 114,111 9,531
Targa Resources Corp. 49,499 6,696
UGI Corp. 81,823 2,028
Union Pacific Corp. 4,262 1,051
Waste Connections, Inc. 5,595 995
Waste Management, Inc. 7,143 1,448
WEC Energy Group, Inc. 8,469 729
Williams Cos., Inc. (The) 123,158 5,288
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 96,301 5,612
147,041
Total Common Stocks
(cost $262,696) 313,118
Short-Term Investments - 4.1%
United States - 4.1%
U.S. Cash Management Fund(@) 13,666,124 (∞) 13,663
Total Short-Term Investments
(cost $13,662) 13,663
Total Investments - 99.2%
(identified cost $276,358) 326,781
Other Assets and Liabilities,
Net - 0.8%
2,595
Net Assets - 100.0%
329,376

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.1%
Aena SME SA 11/10/15 EUR 57,195 104.82 5,995
10,841
Cellnex Telecom SA 11/21/22 EUR 31,299 31.90 998
1,089
Hydro One, Ltd. 10/20/23 CAD 3,836 25.14 96
120
Infrastrutture Wireless Italiane SpA 11/21/22 EUR 141,668 9.63 1,364 1,576
13,626
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 62 EUR 3,037 09/24
(53)
MSCI Emerging Markets Index Futures 17 USD 932 09/24
3
S&P E-Mini Energy Select Sector Futures 24 USD 2,358 09/24
106
S&P E-Mini Utilities Select Sector Futures 96 USD 7,090 09/24
365
SPI 200 Index Futures 19 AUD 3,829 09/24 96
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 517
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,162 AUD 1,721 09/18/24 (36)
Bank of America USD 1,649 EUR 1,517 09/18/24 (3)
Bank of America AUD 772 USD 521 09/18/24 15
Bank of America EUR 999 USD 1,082 09/18/24 (1)
Citigroup USD 1,048 AUD 1,561 09/18/24 (26)
Citigroup USD 1,466 EUR 1,347 09/18/24 (5)
Royal Bank of Canada USD 1,047 AUD 1,561 09/18/24 (25)
Royal Bank of Canada USD 1,465 EUR 1,347 09/18/24 (4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (85)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 24,216 $ —
$ —
$ 24,216
Belgium — 353 —
—
353
Brazil 2,076 — —
—
2,076

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 405
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 18,812 — —
—
18,812
China — 6,487 —
—
6,487
France — 20,495 —
—
20,495
Germany — 5,371 —
—
5,371
Greece — 136 —
—
136
Hong Kong — 1,339 —
—
1,339
Italy — 7,242 —
—
7,242
Japan — 9,235 —
—
9,235
Luxembourg — 302 —
—
302
Mexico 20,052 — —
—
20,052
Netherlands — 669 —
—
669
New Zealand — 4,335 —
—
4,335
Philippines — 960 —
—
960
Singapore — 1,112 —
—
1,112
Spain — 19,822 —
—
19,822
Switzerland — 6,497 —
—
6,497
United Kingdom 1,289 15,277 —
—
16,566
United States 145,529 1,512 —
—
147,041
Short-Term Investments — — — 13,663 13,663
Total Investments 187,758 125,360 — 13,663 326,781
Other Financial Instruments
Assets
Futures Contracts 570 — — — 570
Foreign Currency Exchange Contracts — 15 — — 15
Liabilities
Futures Contracts (53) — — — (53)
Foreign Currency Exchange Contracts — (10 0 ) — — (10 0 )
Total Other Financial Instruments
*
$ 517 $ (8 5 ) $ — $ — $ 432
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Global Infrastructure Fund
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
51,525
Cable & Satellite ................................................................................
302
Construction & Engineering ..............................................................
5,341
Diversified ..........................................................................................
10,362
Electric Utilities .................................................................................
79,838
Environmental & Facilities Services .................................................
7,764
Gas Utilities .......................................................................................
8,540
Healthcare REITs ...............................................................................
198
Highways & Railtracks ......................................................................
33,207
Independent Power Producers & Energy Traders ..............................
3,132
Integrated Telecommunication Services ............................................
2,665
Marine Ports & Services ....................................................................
5,704
Multi-Utilities ....................................................................................
40,848
Oil & Gas Storage & Transportation .................................................
51,069
Railroads ............................................................................................
7,294
Renewable Electricity ........................................................................
651
Water Utilities ....................................................................................
4,678
Short-Term Investments .......................................................
13,663
Total Investments ............................................................................... 326,781
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,242 $ 105,582 $ 100,166 $ 4 $ 1 $ 13,663 $ 535 $ —
U.S. Cash Collateral Fund 2,986 61,656 64,642 — — — 187 —
$ 11,228 $ 167,238 $ 164,808 $ 4 $ 1 $ 13,663 $ 722 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.1%
Australia - 5.4%
Charter Hall Group(ö) 142,048 1,184
Goodman Group(ö) 459,831 10,640
GPT Group (The)(ö) 373,360 1,135
Ingenia Communities Group(ö) 430,643 1,491
Mirvac Group(ö) 115,117 162
National Storage REIT(ö) 680,379 1,104
NEXTDC, Ltd.(Æ) 37,396 413
Region RE, Ltd.(ö) 451,766 671
Scentre Group(ö) 792,799 1,809
Stockland(ö) 1,114,534 3,368
21,977
Belgium - 0.8%
Aedifica SA(ö) 26,931 1,713
VGP NV 6,967 753
Warehouses De Pauw CVA(ö) 30,939 839
3,305
Canada - 2.6%
Boardwalk Real Estate Investment
Trust(ö) 128,671 7,269
Chartwell Retirement Residences 193,879 1,924
InterRent Real Estate Investment
Trust(ö) 157,757 1,457
10,650
China - 0.6%
ESR Cayman, Ltd.(Þ) 1,499,000 2,267
France - 2.3%
Argan SA(ö) 8,198 668
Covivio (ö) 16,850 869
Icade SA(ö) 12,194 271
Klepierre SA(ö) 145,097 4,153
Unibail - Rodamco -Westfield(ö) 47,011 3,521
9,482
Germany - 2.5%
LEG Immobilien SE 17,306 1,514
Sirius Real Estate, Ltd.(ö) 262,230 318
TAG Immobilien AG(Æ) 63,486 958
Vonovia SE 231,394 7,111
9,901
Hong Kong - 1.6%
CK Asset Holdings, Ltd. 122,522 466
Link Real Estate Investment Trust(ö) 734,283 3,086
Sun Hung Kai Properties, Ltd. 321,043 2,794
6,346
Japan - 9.1%
Advance Residence Investment Corp.
(ö) 302 634
Daiwa House REIT Investment Corp.(ö) 640 1,036
GLP J-REIT(ö) 1,663 1,461
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,319 1,910
Invincible Investment Corp.(ö) 2,800 1,274
Japan Hotel REIT Investment Corp.(ö) 2,255 1,150
Japan Retail Fund Investment Corp.(ö) 3,392 2,109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keihanshin Building Co., Ltd. 125,200 1,385
Kenedix Office Investment Corp. Class
A(ö) 3,013 3,098
Mitsubishi Estate Co., Ltd. 373,918 6,354
Mitsui Fudosan Co., Ltd. 697,081 7,217
Mitsui Fudosan Logistics Park, Inc.(ö) 436 1,229
Mori Trust Sogo REIT, Inc.(ö) 3,884 1,806
Nippon Accommodations Fund, Inc.(ö) 14 60
Nippon Prologis REIT, Inc.(ö) 843 1,393
Nomura Real Estate Master Fund, Inc.
(ö) 1,293 1,273
Sumitomo Realty & Development Co.,
Ltd. 78,000 2,574
United Urban Investment Corp.(ö) 1,147 1,097
37,060
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 136,000 568
Netherlands - 0.2%
CTP NV(Þ) 45,042 788
Singapore - 2.8%
CapitaLand Ascendas REIT(ö) 1,021,700 2,084
CapitaLand Integrated Commercial
Trust Class A(ö) 2,414,800 3,768
Digital Core REIT Management Pte ,
Ltd.(ö) 1,730,300 986
Frasers Centrepoint Trust(ö) 740,600 1,227
Keppel DC REIT(ö) 883,700 1,338
Mapletree Logistics Trust(ö) 865,700 838
Parkway Life Real Estate Investment
Trust(ö) 429,582 1,168
11,409
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 1,076 10
Cellnex Telecom SA(Þ) 29,224 1,017
Merlin Properties Socimi SA(ö) 91,754 1,048
2,075
Sweden - 1.7%
Castellum AB(Æ) 157,117 1,960
Catena AB 21,845 1,110
Fastighets AB Balder Class B(Æ) 475,847 3,497
JM AB 21,189 411
6,978
Switzerland - 0.3%
PSP Swiss Property AG 8,948 1,196
United Kingdom - 5.2%
Big Yellow Group PLC(ö) 107,902 1,681
British Land Co. PLC (The)(ö) 366,728 1,939
Derwent London PLC(ö) 17,899 529
Grainger PLC 651,412 2,019
Land Securities Group PLC(ö) 143,436 1,174
Life Science REIT PLC(ö) 442,419 192
LondonMetric Property PLC(ö) 831,249 2,155
PRS REIT PLC (The)(ö) 342,433 361
Safestore Holdings PLC(ö) 140,875 1,462

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö) 522,956 6,166
Shaftesbury Capital PLC(ö) 412,902 808
Tritax EuroBox PLC(Þ) 361,934 310
UNITE Group PLC (The)(ö) 167,049 2,050
20,846
United States - 61.4%
Agree Realty Corp.(ö) 56,729 3,913
Alexandria Real Estate Equities, Inc.(ö) 4,318 506
American Healthcare REIT, Inc.(ö) 87,035 1,387
American Homes 4 Rent Class A(ö) 140,472 5,070
American Tower Corp.(ö) 4,613 1,017
Americold Realty Trust, Inc.(ö) 85,307 2,550
AvalonBay Communities, Inc.(ö) 43,977 9,012
Boyd Gaming Corp. 20,869 1,270
Brixmor Property Group, Inc.(ö) 142,388 3,627
Caesars Entertainment, Inc.(Æ) 22,611 903
Camden Property Trust(ö) 14,469 1,602
CareTrust REIT, Inc.(ö) 68,199 1,839
Crown Castle, Inc.(ö) 36,200 3,985
CubeSmart (ö) 123,036 5,854
Digital Realty Trust, Inc.(ö) 129,319 19,332
EastGroup Properties, Inc.(ö) 24,406 4,564
Equinix , Inc.(ö) 13,464 10,640
Equity LifeStyle Properties, Inc. Class
A(ö) 56,524 3,882
Essential Properties Realty Trust, Inc.
(ö) 137,895 4,080
Essex Property Trust, Inc.(ö) 38,087 10,602
Extra Space Storage, LP(ö) 27,976 4,466
Federal Realty Investment Trust(ö) 34,005 3,797
First Industrial Realty Trust, Inc.(ö) 56,560 3,095
Healthcare Realty Trust, Inc.(ö) 161,088 2,850
Healthpeak Properties, Inc.(ö) 110,745 2,416
Highwoods Properties, Inc.(ö) 41,630 1,289
Host Hotels & Resorts, Inc.(ö) 157,102 2,751
Independence Realty Trust, Inc.(ö) 35,041 654
Invitation Homes, Inc.(ö) 222,042 7,831
Iron Mountain, Inc.(ö) 100,258 10,282
Kimco Realty Corp.(ö) 173,171 3,763
Macerich Co. (The)(ö) 83,654 1,339
NETSTREIT Corp.(ö) 120,656 1,987
NexPoint Residential Trust, Inc.(ö) 7,859 343
Omega Healthcare Investors, Inc.(ö) 18,222 663
Prologis, LP(ö) 200,726 25,301
Public Storage(ö) 31,486 9,317
Realty Income Corp.(ö) 123,413 7,088
Ryman Hospitality Properties, Inc.(ö) 24,412 2,454
Simon Property Group, Inc.(ö) 91,880 14,098
SL Green Realty Corp.(ö) 63,442 4,228
STAG Industrial, Inc.(ö) 61,637 2,515
Sun Communities, Inc.(ö) 36,448 4,619
UDR, Inc.(ö) 101,248 4,057
Ventas, Inc.(ö) 72,646 3,955
VICI Properties, Inc.(ö) 165,759 5,182
Vornado Realty Trust(ö) 12,377 371
Welltower , Inc.(ö) 207,138 23,044
249,390
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $299,937) 394,238
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 10,669,653 (∞) 10,667
Total Short-Term Investments
(cost $10,667) 10,667
Total Investments - 99.7%
(identified cost $310,604) 404,905
Other Assets and Liabilities,
Net - 0.3%
1,245
Net Assets - 100.0%
406,150

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 409
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Cellnex Telecom SA 07/17/23 EUR 29,224 35.60 1,040
1,017
CTP NV 04/16/21 EUR 45,042 16.88 760
788
ESR Cayman, Ltd. 02/26/24 HKD 1,499,000 1.23 1,844
2,267
Tritax EuroBox PLC 03/29/21 EUR 361,934 1.41 512 310
4,382
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 321 USD 11,652 09/24 523
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 523
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 21,977 $ —
$ —
$ 21,977
Belgium — 3,305 —
—
3,305
Canada 10,650 — —
—
10,650
China — 2,267 —
—
2,267
France — 9,482 —
—
9,482
Germany — 9,901 —
—
9,901
Hong Kong — 6,346 —
—
6,346
Japan — 37,060 —
—
37,060
Macao — 568 —
—
568
Netherlands — 788 —
—
788
Singapore — 11,409 —
—
11,409
Spain — 2,075 —
—
2,075
Sweden — 6,978 —
—
6,978
Switzerland — 1,196 —
—
1,196
United Kingdom — 20,846 —
—
20,846
United States 249,390 — —
—
249,390
Short-Term Investments — — — 10,667 10,667
Total Investments 260,040 134,198 — 10,667 404,905

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 523 — — — 523
Total Other Financial Instruments
*
$ 523 $ — $ — $ — $ 523
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
71,235
Healthcare ..........................................................................................
39,752
Industrial ............................................................................................
67,833
Lodging/Resorts .................................................................................
14,984
Office ..................................................................................................
13,704
Residential ..........................................................................................
74,531
Retail ..................................................................................................
53,675
Self Storage ........................................................................................
24,194
Technology .........................................................................................
34,330
Short-Term Investments .......................................................
10,667
Total Investments ............................................................................... 404,905
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,294 $ 101,077 $ 98,704 $ — $ — $ 10,667 $ 393 $ —
U.S. Cash Collateral Fund 3,532 30,468 34,000 — — — 122 —
$ 11,826 $ 131,545 $ 132,704 $ — $ — $ 10,667 $ 515 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 36.6%
Corporate Bonds and Notes - 14.5%
8x8, Inc.
4.000% due 02/01/28 1,020 869
AES Corp. (The)
7.600% due 01/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.201%)(Ê) 83 84
Affirm Holdings, Inc.
11.521% due 11/15/26 1,005 850
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 497
Air Transport Services Group, Inc.
3.875% due 08/15/29 835 741
Alarm.com, Inc.
5.284% due 01/15/26 339 311
American Electric Power Co., Inc.
6.950% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 166 168
7.050% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê) 166 168
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 130
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 125
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 121
Arbor Realty Trust, Inc.
7.500% due 08/01/25 473 454
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 121
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 102
Bandwidth, Inc.
0.500% due 04/01/28 915 717
Bank of America Corp.
Series AA
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 87 87
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 109
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 220 208
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 128
Bank of New York Mellon Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 51
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 54
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 537 489
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 50 49
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 320 302
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 140 144
Bridgebio Pharma, Inc.
2.250% due 02/01/29 155 126
Cable One, Inc.
8.568% due 03/15/26 640 570
Cardlytics, Inc.
1.000% due 09/15/25 390 359
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 83 82
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 304
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 489 457
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 34 32
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 674 614
Chegg, Inc.
4.794% due 09/01/26 181 149
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 185 192
Series CC
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.693%)(Ê)(ƒ) 40 40
Series DD
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 2.757%)(Ê)(ƒ) 170 172
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 83 82

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 42 42
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 87 83
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 344 326
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 78
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 62 52
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 326
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 165 168
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 565 503
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 1,111 945
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 25 25
Dominion Energy, Inc.
Series A
6.875% due 02/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.386%)(Ê) 96 100
Series B
7.000% due 06/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.511%)(Ê) 198 208
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 263 250
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 75 79
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 193 189
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 9 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 152 152
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 139
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 57 55
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 225 201
Entergy Corp.
7.125% due 12/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.670%)(Ê) 165 165
Enterprise Products Operating LLC
Series D
8.574% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 80 79
Esperion Therapeutics, Inc.
4.000% due 11/15/25 169 161
Etsy, Inc.
0.250% due 06/15/28 431 344
EUSHI Finance, Inc.
7.625% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.136%)(Ê)(Þ) 100 102
Eventbrite, Inc.
5.000% due 12/01/25 158 154
0.750% due 09/15/26 890 781
Farm Credit Bank of Texas
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.291%)(Ê)(ƒ) 50 51
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 125 124
Fiverr International, Ltd.
6.783% due 11/01/25 878 814
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 131
Global Atlantic Finance Co.
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 125 127
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 47 50
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 52 49

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 78
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 349 360
Groupon, Inc.
1.125% due 03/15/26 652 554
Guardant Health, Inc.
8.822% due 11/15/27 1,086 868
Haemonetics Corp.
6.123% due 03/01/26 930 845
Hartford Financial Services Group, Inc.
Series ICON
7.709% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 96
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 18
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 145 133
ILFC E-Capital Trust I
7.159% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 100 83
Innoviva, Inc.
2.125% due 03/15/28 782 742
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 194 183
iQIYI, Inc.
6.500% due 03/15/28 400 384
JetBlue Airways Corp.
0.500% due 04/01/26 583 538
JPMorgan Chase & Co.
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 155 147
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 401 414
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Þ) 185 153
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 80 86
Lucid Group, Inc.
1.250% due 12/15/26 (Þ) 217 136
Lumentum Holdings, Inc.
0.500% due 06/15/28 1,108 885
M&T Bank Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 20
Magnite, Inc.
0.250% due 03/15/26 387 353
Marathon Digital Holdings, Inc.
1.000% due 12/01/26 521 462
Marriott Vacations Worldwide Corp.
13.554% due 01/15/26(ž) 165 151
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 146 135
Mesa Laboratories, Inc.
1.375% due 08/15/25 912 862
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 300 324
MetLife, Inc.
9.250% due 04/08/38 (Þ) 125 146
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 78
MP Materials Corp.
0.250% due 04/01/26 (Ñ)(Þ) 1,000 897
NeoGenomics, Inc.
0.250% due 01/15/28 369 299
New Mountain Finance Corp.
7.500% due 10/15/25 678 684
NextEra Energy Capital Holdings, Inc.
6.750% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.457%)(Ê) 280 291
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 200 203
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 39
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 1,065 973
NIO, Inc.
3.875% due 10/15/29 (Þ) 86 55
NiSource, Inc.
6.950% due 11/30/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.451%)(Ê) 84 85
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 911 843
Pebblebrook Hotel Trust
1.750% due 12/15/26 946 841
PennyMac Corp.
5.500% due 03/15/26 984 945
Perficient, Inc.
0.125% due 11/15/26 302 296
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 276 247

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 103 102
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 179
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 235 229
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 65 64
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 243 229
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 172 172
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 70 71
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 130 108
Repay Holdings Corp.
8.677% due 02/01/26 (Þ) 391 354
RWT Holdings, Inc.
5.750% due 10/01/25 820 804
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 75 63
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 120 106
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 300 277
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 225 225
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 155 152
Snap, Inc.
0.125% due 03/01/28 884 703
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 879 774
SolarEdge Technologies, Inc.
6.700% due 09/15/25 159 145
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 126
Square, Inc.
2.118% due 05/01/26 419 376
State Street Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 174 174
Series J
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.628%)(Ê)(ƒ) 198 198
Summit Hotel Properties, Inc.
1.500% due 02/15/26 820 755
TechTarget, Inc.
2.010% due 12/15/26 874 845
Teladoc Health, Inc.
1.250% due 06/01/27 1,043 860
The RealReal, Inc.
1.000% due 03/01/28 640 309
Truist Financial Corp.
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 33 32
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 149 139
Two Harbors Investment Corp.
6.250% due 01/15/26 796 772
Unity Software, Inc.
8.008% due 11/15/26 457 396
Upwork, Inc.
0.250% due 08/15/26 695 622
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 44 40
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 121 117
Vail Resorts, Inc.
8.702% due 01/01/26(ž) 174 160
Wayfair, Inc.
0.625% due 10/01/25 174 162
Wells Fargo & Co.
5.950% due 12/15/36 110 114
6.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê)(ƒ) 315 319
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ)(Ñ) 287 305
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 560 537
Xometry, Inc.
1.000% due 02/01/27 217 171
Ziff Davis, Inc.
1.750% due 11/01/26 486 439
45,997
International Debt - 21.5%
Abu Dhabi Developmental Holding
Co. PJSC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 05/08/29 (Þ) 200 204
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 205
Series REGS
1.700% due 03/02/31 (Þ) 616 518
3.125% due 09/30/49 (Þ) 200 140
3.000% due 09/15/51 (Þ) 200 136
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.950% due 03/10/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.720%)(Ê) 150 152
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 649
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 197
Allianz SE
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 189
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 347
Argentine Republic Government
International Bond
1.750% due 07/09/27 (~)(Ê) 152 82
4.750% due 07/09/27 (~)(Ê) 168 70
1.000% due 07/09/29 56 32
4.875% due 07/09/29 (~)(Ê) 736 291
AXA SA
8.600% due 12/15/30 40 48
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(ƒ)(Þ) 100 108
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 575
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 457 481
Series REGS
4.250% due 01/25/28 200 189
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 273 278
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 194
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 160
Banco Santander SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.911%)(Ê)(ƒ) 200 202
Series _
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 228
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 215 225
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 762 715
Bank of Montreal
7.300% due 11/26/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.010%)(Ê) 200 202
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 212
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 100 98
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 205
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 218
Bilibili, Inc.
0.500% due 12/01/26 475 458
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 168
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 206
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)
(Ñ)(Þ) 400 420
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 215
Brazil Government International Bond
6.125% due 01/22/32 527 524
7.125% due 05/13/54 400 394
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 200 189
Centrais Eletricas Brasileiras SA
Series REGS
4.625% due 02/04/30 (Þ) 350 322
Chile Government International Bond
4.850% due 01/22/29 400 400
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 187
Codelco Metals, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.950% due 01/08/34 (Þ) 220 223
Colombia Government International
Bond
8.000% due 11/14/35 510 532
8.750% due 11/14/53 234 248
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 248
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 184
Corp. Nacional del Cobre de Chile
Series REGS
3.150% due 01/15/51 (Þ) 871 552
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 365 389
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 281 279
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 150 158
Series REGS
7.050% due 02/03/31 (Þ) 600 630
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 684
Ecopetrol SA
4.625% due 11/02/31 325 269
8.375% due 01/19/36 62 62
7.375% due 09/18/43 306 271
5.875% due 11/02/51 179 126
Ecuador Government International
Bond
Series REGS
11.850% due 07/31/30 (Þ)(ž) 140 71
5.500% due 07/31/30 (~)(Ê)(Þ) 215 145
6.900% due 07/31/35 (~)(Ê)(Þ) 210 111
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 254 213
7.300% due 09/30/33 (Þ) 402 324
8.500% due 01/31/47 (Þ) 200 151
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 201
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 243 242
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 535
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 543
Empresa Nacional del Petroleo
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 07/30/34 (Þ) 200 200
Series REGS
4.500% due 09/14/47 (Þ) 921 698
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 120 122
7.375% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.122%)(Ê) 60 61
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 102
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 234
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 47
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 135
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 150 164
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 226
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 112 106
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 162 170
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 729
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 1,016 856
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 219 201
First Majestic Silver Corp.
0.375% due 01/15/27 1,108 931
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 274
4.250% due 07/23/29 (Þ) 342 264
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 200
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 496
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Æ)(Ê)
(Ø)(Þ) 464 236
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 225 226
Grupo Energia Bogota SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.875% due 05/15/30 (Þ) 709 677
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 298
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 552 589
HSBC Capital Funding, LP
10.176% due 10/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 102 126
HSBC Holdings PLC
6.500% due 09/15/37 100 107
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 173
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 198
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 568
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 708 608
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 213
Series REGS
6.125% due 05/22/28 (Þ) 257 264
3.125% due 09/21/51 (Þ) 328 209
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 188
Indonesia Government International
Bond
4.550% due 01/11/28 400 396
2.850% due 02/14/30 242 219
3.550% due 03/31/32 361 329
5.650% due 01/11/53 200 205
ING Groep NV
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 177
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 194
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 679
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 200
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 193
Jordan Government International Bond
Series REGS
7.500% due 01/13/29 (Þ) 273 271
KazMunayGas National Co. JSC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.375% due 09/26/27 (Þ) 200 189
6.375% due 10/24/48 (Þ) 464 437
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 203 193
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 231
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 578
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 183
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Æ)(Ø)(Þ) 66 5
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,159 81
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 540
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 180
Mexico Government International
Bond
6.000% due 05/07/36 400 398
4.600% due 01/23/46 200 157
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 735
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 434
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 202
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 197
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 207
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 695 568
NIO, Inc.
0.500% due 02/01/27 279 266
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 196
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 199
OCP SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 05/02/54 (Þ) 303 313
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 659
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 614
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 784 815
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 408
Pakistan Government International
Bond
Series REGS
8.875% due 04/08/51 (Þ) 369 276
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 953 715
Panama Government International
Bond
2.252% due 09/29/32 557 411
4.500% due 04/16/50 448 309
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 203
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 483
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 265
Peruvian Government International
Bond
2.783% due 01/23/31 448 388
Petrobras Global Finance BV
6.900% due 03/19/49 100 97
6.750% due 06/03/50 2 2
6.850% due 06/05/15 637 589
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 669 75
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,431 914
Petroleos Mexicanos
6.375% due 01/23/45 55 37
Series REGS
6.625% due 12/31/99 (Þ) 894 559
Series WI
6.700% due 02/16/32 11 9
6.750% due 09/21/47 1,028 696
7.690% due 01/23/50 1,029 756
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 289 246
3.404% due 04/28/61 (Þ) 1,323 910
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippines Government International
Bond
5.170% due 10/13/27 400 403
1.950% due 01/06/32 422 345
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 202
Series REGS
4.500% due 04/23/28 (Þ) 563 562
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 198
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 108 94
Republic of Guatemala Government
International Bond
6.050% due 08/06/31 (Þ) 200 200
Republic of Poland Government
International Bond
4.625% due 03/18/29 76 76
5.125% due 09/18/34 190 191
5.500% due 03/18/54 302 298
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 200 199
Republic of South Africa Government
International Bond
5.875% due 04/20/32 289 274
5.750% due 09/30/49 512 394
Republic of Turkey Government
International Bond
7.125% due 07/17/32 400 399
Republic of Zambia Government
International Bond
7.500% due 06/30/31 (~)(Ê)(Þ) 56 49
0.500% due 12/31/53 (Þ) 106 53
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 64 65
7.125% due 01/17/33 (Þ) 36 39
6.375% due 01/30/34 (Þ) 190 194
Series REGS
7.125% due 01/17/33 (Þ) 58 62
4.000% due 02/14/51 (Þ) 386 271
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 200 174
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 184
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 316 310
Series REGS
2.250% due 11/24/30 (Þ) 660 562
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 440 438
Series REGS
5.750% due 01/16/54 (Þ) 384 376
Scentre Group Trust 2

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 292
Sea, Ltd.
0.250% due 09/15/26 1,085 955
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 140 102
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 201
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 205
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 211
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 724 730
SSR Mining Inc
2.500% due 04/01/39 630 576
Sumitomo Life Insurance Co.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.841%)(Ê)(ƒ)(Þ) 400 394
Svenska Handelsbanken AB
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.048%)(Ê)(ƒ)(Þ) 200 175
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 204
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 614 601
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 209
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 320 297
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 226 210
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 315 308
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 615
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 200
Turkey Government International Bond
9.125% due 07/13/30 200 221
Turkiye Ihracat Kredi Bankasi AS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 07/06/26 (Þ) 700 683
UBS Group AG
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 167
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 188
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 192
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 200 226
Series 144a
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 200 218
Ukraine Government International
Bond
Series REGS
8.994% due 02/01/26 (~)(Æ)(Ê)
(Ø)(Þ) 200 73
7.750% due 09/01/29 (~)(Æ)(Ê)(Ø) 100 32
9.750% due 11/01/30 (~)(Ê)(Þ) 545 183
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Æ)(Ê)
(Ø)(Þ) 989 806
Uruguay Government International
Bond
5.750% due 10/28/34 517 547
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 583
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 284 48
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 110
Wix.com, Ltd.
6.123% due 08/15/25(ž) 489 460
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 256
8.500% due 06/27/29 (Þ) 504 479
Ziraat Katilim Varlik Kiralama AS
9.375% due 11/12/26 (Þ) 563 595
68,272
Non-US Bonds - 0.6%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 221
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 239
Banco Santander SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.432%)(Ê)(ƒ)(Þ) EUR 200 221
CaixaBank SA
7.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.295%)(Ê)(ƒ)(Þ) EUR 200 228
Deutsche Bank AG
8.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.261%)(Ê)(ƒ)(Þ) EUR 200 221
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 119
La Mondiale SAM
6.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.083%)(Ê)(ƒ)(Þ) EUR 100 108
Natwest Group PLC
5.125% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.985%)(Ê)(ƒ) GBP 200 241
Stichting AK Rabobank Certificaten
6.500% due 12/29/21 (~)(Ê) EUR 140 169
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 114
Unibail-Rodamco-Westfield
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.995%)(Ê)(ƒ)(Þ) EUR 100 115
1,996
Total Long-Term Investments
(cost $114,915) 116,265
Common Stocks - 51.8%
Consumer Discretionary - 5.7%
Aisin Corp. 5,900 201
Alibaba Group Holding, Ltd. 45,160 445
Alibaba Group Holding, Ltd. - ADR 1,766 139
Amazon.com, Inc.(Æ) 3,999 748
Autoliv, Inc. 3,224 326
AutoNation, Inc.(Æ) 173 33
AutoZone, Inc.(Æ) 203 636
Best Buy Co., Inc. 478 41
BJ's Wholesale Club Holdings, Inc.(Æ) 341 30
Boyd Gaming Corp. 2,652 161
Bridgestone Corp. 2,700 111
BYD Co., Ltd. Class H 2,500 74
Caesars Entertainment, Inc.(Æ) 3,196 128
Cie Financiere Richemont SA Class A 2,879 438
Comcast Corp. Class A 2,354 97
Costco Wholesale Corp. 138 113
Curtiss-Wright Corp. 111 33
Davide Campari-Milano NV 6,314 57
Diageo PLC 16,010 499
DiDi Global, Inc. - ADR(Æ) 8,336 31
Dollar General Corp. 233 28
DR Horton, Inc. 353 63
Ferrari NV 111 46
FirstCash Holdings, Inc. 2,773 309
Foschini Group, Ltd. (The) 6,876 51
Galaxy Entertainment Group, Ltd. 37,000 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Games Workshop Group PLC 304 40
Garmin, Ltd. 314 54
Geely Automobile Holdings, Ltd. 69,486 71
General Motors Co. 770 34
Genuine Parts Co. 146 21
Gildan Activewear, Inc. Class A 9,713 395
Grand Canyon Education, Inc.(Æ) 351 55
H World Group, Ltd. - ADR 2,180 65
Home Depot, Inc. (The) 637 235
Honda Motor Co., Ltd. 22,000 236
Howden Joinery Group PLC 3,012 36
Hugo Boss AG 326 13
Hyundai Department Store Co., Ltd. 2,912 99
Hyundai Motor Co. 607 110
Industria de Diseno Textil SA 5,530 268
InterContinental Hotels Group PLC 3,392 342
ITOCHU Corp. 4,700 241
JD.com, Inc. Class A 16 , 050 211
JD.com, Inc. - ADR 3 , 322 88
Kia Corp. 1,628 132
Komeri Co., Ltd. 3,500 86
K's Holdings Corp. 4,900 53
Kuaishou Technology(Æ)(Þ) 39,500 220
Kyocera Corp. 37,900 480
Lennar Corp. Class A 428 76
Li Auto, Inc. Class A(Æ) 3,300 32
Li Auto, Inc. - ADR(Æ)(Ñ) 2,181 43
Lojas Renner SA 23,326 55
LVMH Moet Hennessy Louis Vuitton
SE
1,021 720
Makita Corp. 8,300 271
McDonald's Corp. 2,544 675
Meituan Class B(Æ)(Þ) 7,000 97
MercadoLibre, Inc.(Æ) 79 132
Michelin (CGDE) 10,004 396
Moncler SpA 1,361 81
Mr Price Group, Ltd. 4,736 56
Murata Manufacturing Co., Ltd. 13,300 294
Netflix, Inc. Class B(Æ) 314 197
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
2,959 186
Next PLC 3,063 358
Nidec Corp. 10,700 475
Nike, Inc. Class B 7,062 529
NVR, Inc.(Æ) 6 52
Omnicom Group, Inc. 490 48
Omron Corp. 4,700 173
Oriental Holdings BHD 21,374 32
PDD Holdings, Inc. - ADR(Æ) 1,083 140
PulteGroup, Inc. 283 37
Ross Stores, Inc. 188 27
Santos Brasil Participacoes SA 38,900 90
Scout24 SE(Þ) 435 34
Seria Co., Ltd. 2,500 57
SJM Holdings, Ltd.(Æ) 160,000 52
Spectris PLC 13,089 511
Subaru Corp. 4,500 89
Tencent Holdings, Ltd. 27 , 6 3 2 1,276
Tencent Holdings, Ltd. - ADR 6 , 5 3 8 301

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TJX Cos., Inc. (The) 4,245 480
Toyoda Gosei Co., Ltd. 3,000 55
Toyota Industries Corp. 2,400 200
Tractor Supply Co. 115 30
United Arrows, Ltd. 2,000 28
Universal Music Group NV 6,508 155
Walmart, Inc. 1,446 99
Wayfair, Inc. Class A(Æ) 3,117 170
Williams-Sonoma, Inc. 637 99
Wolters Kluwer NV 213 36
Wuliangye Yibin Co., Ltd. Class A 3,800 67
Xebio Holdings Co., Ltd. 2,800 23
Yamaha Corp. 14,700 351
Zalando SE(Æ)(Þ) 10,762 276
18,238
Consumer Staples - 2.7%
Adecoagro SA 9,004 87
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
1,078 21
Altria Group, Inc. 675 33
Amorepacific Corp. 254 34
Archer-Daniels-Midland Co. 690 43
Astarta Holding PLC 9,426 74
Barry Callebaut AG 5 8
Beiersdorf AG 177 26
BIM Birlesik Magazalar AS 11,178 211
British American Tobacco PLC 775 27
Campbell Soup Co. 813 38
Carrefour SA 8,746 131
Casey's General Stores, Inc. 148 57
Chocoladefabriken Lindt & Spruengli
AG
3 38
Church & Dwight Co., Inc. 279 27
CK Hutchison Holdings, Ltd. Class B 51,500 271
Clorox Co. (The) 207 27
Coca-Cola Co. (The) 7,599 507
Coca-Cola HBC AG 921 34
Colgate-Palmolive Co. 4,154 412
Conagra Brands, Inc. 1,136 35
CVS Health Corp. 901 54
Dino Polska SA(Æ)(Þ) 253 23
First Pacific Co., Ltd. 184,000 82
First Resources, Ltd. 92,100 102
Flowers Foods, Inc. 1,235 28
General Mills, Inc. 3,486 234
Genting Plantations Bhd 30,500 38
Golden Agri-Resources, Ltd. 1,201,420 247
Grocery Outlet Holding Corp.(Æ) 4,876 95
GS Holdings Corp. 1,761 63
Haleon PLC 72,221 324
Henkel AG & Co. KGaA 855 66
Hershey Co. (The) 147 29
Hormel Foods Corp. 1,801 58
Imperial Tobacco Group PLC 625 17
Ingredion, Inc. 222 28
Jeronimo Martins SGPS SA 981 17
JM Smucker Co. (The) 237 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kao Corp. 7,100 312
Kato Sangyo Co., Ltd. 600 17
Kellanova 2,069 120
Keurig Dr Pepper, Inc. 4,666 160
Kimberly-Clark Corp. 2,091 282
Kirin Holdings Co., Ltd. 22,800 324
Koninklijke Ahold Delhaize NV 590 19
Kraft Heinz Co. (The) 801 28
Kroger Co. (The) 4,737 258
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
LG Household & Health Care, Ltd. 200 51
L'Oreal SA 139 60
McCormick & Co., Inc. 1,388 107
Mondelez International, Inc. Class A 6,203 424
Monster Beverage Corp.(Æ) 411 21
Morinaga Milk Industry Co., Ltd. 6,148 148
Nomad Foods, Ltd. 24,981 477
PepsiCo, Inc. 4,669 806
Philip Morris International, Inc. 545 63
Procter & Gamble Co. (The) 3,552 571
Raia Drogasil SA 27,743 135
Reynolds Consumer Products, Inc. 840 23
Sysco Corp. 346 27
Tyson Foods, Inc. Class A 368 22
Unilever PLC 5,769 354
Walgreens Boots Alliance, Inc. 1,816 22
WH Group, Ltd.(Þ) 32,528 21
8,526
Energy - 1.6%
Baker Hughes Co. 6,568 254
Cenovus Energy, Inc. 17,587 354
Chevron Corp. 1,681 270
Coterra Energy, Inc. 4,604 119
Eaton Corp. PLC 133 41
EOG Resources, Inc. 2,879 365
Exxon Mobil Corp. 5,316 630
Fission Uranium Corp.(Æ) 44,821 38
Gazprom PJSC (Æ)(Š) 376,946 —
Imperial Oil, Ltd. 994 71
Japan Petroleum Exploration Co., Ltd. 1,200 50
Kinder Morgan, Inc. 1,368 29
NAC Kazatomprom JSC - GDR(Þ) 6,199 235
ONEOK, Inc. 905 75
Petroleo Brasileiro SA - ADR 21,599 308
Phillips 66 206 30
Range Resources Corp. 4,648 145
Reliance Industries, Ltd. - GDR(Þ) 4,834 349
Saudi Arabian Oil Co.(Þ) 37,488 276
Schneider Electric SE 511 123
Shell PLC 1,971 72
Sinopec Engineering Group Co., Ltd.
Class H
47,000 30
Southwestern Energy Co.(Æ) 37,135 240
Targa Resources Corp. 1,304 176
Teck Resources, Ltd. Class B 5,030 247
TotalEnergies SE 1,053 71
Tourmaline Oil Corp. 1,489 66

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tullow Oil PLC(Æ) 92,600 36
Williams Cos., Inc. (The) 7,252 311
YPF SA - ADR(Æ) 7,321 146
5,157
Financial Services - 15.8%
ABN AMRO Bank NV(Þ) 9,888 172
Absa Group, Ltd. 15,850 139
Advance Residence Investment Corp.
(ö)
31 65
Aedifica SA(ö) 2,451 156
Aflac, Inc. 3,827 365
AIA Group, Ltd. 82,600 551
Air Lease Corp. Class A 7,299 362
Akbank TAS 51,990 97
Al Rajhi Bank 3,793 87
Allianz SE 232 65
Allstate Corp. (The) 1,481 253
Alpha FX Group PLC(Þ) 931 31
Alpha Services and Holdings SA 69,137 128
Amadeus IT Group SA Class A 843 55
American Express Co. 212 54
American Financial Group, Inc. 424 56
American Homes 4 Rent Class A(ö) 2,680 97
American Tower Corp.(ö) 808 178
Americold Realty Trust, Inc.(ö) 8,753 262
Ameriprise Financial, Inc. 520 224
Arch Capital Group, Ltd.(Æ) 797 76
Argan SA(ö) 903 74
Assicurazioni Generali SpA 1,306 34
Assurant, Inc. 341 60
Axis Bank, Ltd. - GDR(Þ) 1,334 93
Baloise Holding AG 73 13
Bank Central Asia Tbk PT 459,682 292
Bank Mandiri Persero Tbk PT 805,092 319
Bank of America Corp. 6,750 272
Bank of Ireland Group PLC 19,906 225
Bank of New York Mellon Corp. (The) 730 48
Bank Rakyat Indonesia Persero Tbk PT 478,213 138
BDO Unibank, Inc. 113,896 266
Berkshire Hathaway, Inc. Class B(Æ) 415 182
BGC Group, Inc. Class A 63,307 583
Big Yellow Group PLC(ö) 9,040 141
BlackRock, Inc. Class A 513 450
Blackstone, Inc. Class A 2,745 390
BNP Paribas SA 2,366 162
Boardwalk Real Estate Investment
Trust(ö)
12,396 700
Brixmor Property Group, Inc.(ö) 14,993 382
Brown & Brown, Inc. 313 31
Camden Property Trust(ö) 1,619 179
CapitaLand Integrated Commercial
Trust Class A(ö)
126,600 198
Catena AB 2,890 147
Charles Schwab Corp. (The) 3,519 229
Charter Hall Group(ö) 19,233 160
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
190,500 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China International Capital Corp., Ltd.
Class H(Þ)
45,200 50
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
29,700 36
China Resources Land, Ltd. 51,500 155
Chubb, Ltd. 295 81
Cincinnati Financial Corp. 942 123
Citigroup, Inc. 2,784 181
Clarivate PLC(Æ) 49,647 335
CME Group, Inc. Class A 4,842 938
Commerce Bancshares, Inc. 530 34
Country Garden Services Holdings
Co., Ltd.
114,000 69
Crown Castle, Inc.(ö) 5,542 610
Dai-ichi Life Holdings, Inc. 2,900 89
Derwent London PLC(ö) 2,130 63
Digital Core REIT Management Pte,
Ltd.(ö)
111,800 64
Digital Realty Trust, Inc.(ö) 8,922 1,334
Dime Community Bancshares, Inc. 11,767 297
DNB Bank ASA 919 19
Equinix, Inc.(ö) 1,164 920
Equities AB 2,018 65
Equity Commonwealth(Æ)(ö) 20,374 415
Equity LifeStyle Properties, Inc. Class
A(ö)
2,073 142
Erie Indemnity Co. Class A 152 67
Essex Property Trust, Inc.(ö) 2,104 586
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA 41,280 95
Extra Space Storage, LP(ö) 3,452 551
Fastighets AB Balder Class B(Æ) 22,376 164
Federal Agricultural Mortgage Corp.
Class C
268 55
Fidelis Insurance Holdings, Ltd. 23,173 412
Fidelity National Financial, Inc. 829 46
FinecoBank Banca Fineco SpA 4,744 81
First American Financial Corp. 611 37
FirstRand, Ltd. 48,706 218
Frasers Centrepoint Trust(ö) 103,900 172
Globe Life, Inc. 289 27
GLP J-REIT(ö) 187 164
Goodman Group(ö) 30,817 713
GPT Group (The)(ö) 8,540 26
Grainger PLC 40,205 125
Great-West Lifeco, Inc. 1,676 50
Grupo Financiero Banorte SAB de CV
Class O
8,870 66
Grupo Financiero Galicia SA - ADR(Ñ) 1,074 31
Hachijuni Bank, Ltd. (The) 15,700 112
Haci Omer Sabanci Holding AS 19,171 58
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
5,304 93
Hana Financial Group, Inc. 3,472 163
Hankook Technology Group Co., Ltd. 5,709 65
Hannover Rueck SE 522 130
Hanover Insurance Group, Inc. (The) 309 42
Hartford Financial Services Group, Inc. 2,083 231
HDFC Bank, Ltd. - ADR 10,756 645
Healthcare Realty Trust, Inc.(ö) 21,665 383
Healthpeak Properties, Inc.(ö) 13,184 288

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Helvetia Holding AG 167 25
Highwoods Properties, Inc.(ö) 5,439 168
Hirogin Holdings, Inc. 14,200 115
Hokuhoku Financial Group, Inc. 6,700 94
Hong Kong Exchanges & Clearing,
Ltd.
2,000 59
Host Hotels & Resorts, Inc.(ö) 11,648 204
HSBC Holdings PLC 14,226 129
ICICI Bank, Ltd. - ADR 32,480 945
Independent Bank Corp. 1,986 69
Industrial & Commercial Bank of
China, Ltd. Class H
204,000 113
Ingenia Communities Group(ö) 53,926 187
Insurance Australia Group, Ltd. 14,681 71
Intact Financial Corp. 893 162
Intercontinental Exchange, Inc. 217 33
Invincible Investment Corp.(ö) 297 135
Invitation Homes, Inc.(ö) 28,965 1,022
Iron Mountain, Inc.(ö) 5,728 587
Itau Unibanco Holding SA - ADR 14,022 84
Japan Hotel REIT Investment Corp.(ö) 205 105
JPMorgan Chase & Co. 2,120 451
Kasikornbank PCL 13,700 51
KB Financial Group, Inc. 5,527 352
KE Holdings, Inc. - ADR 18,675 259
Kemper Corp. 9,186 588
Kenedix Office Investment Corp. Class
A(ö)
117 120
Kimco Realty Corp.(ö) 20,138 437
Klepierre SA(ö) 8,059 231
Korean Reinsurance Co. 9,439 57
Land Securities Group PLC(ö) 14,080 115
LEG Immobilien SE 2,108 184
Link Real Estate Investment Trust(ö) 27,230 114
London Stock Exchange Group PLC 773 94
LondonMetric Property PLC(ö) 56,426 146
Longfor Group Holdings, Ltd.(Þ) 228,500 294
LSR Group PJSC (Š) 25,878 —
LX Holdings Corp. 1,079 6
M&T Bank Corp. 216 37
Mandatum OYJ 3,469 16
Manulife Financial Corp. 10,168 271
Mapletree Logistics Trust(ö) 72,300 70
Marsh & McLennan Cos., Inc. 2,708 603
MasterCard, Inc. Class A 2,169 1,006
Mebuki Financial Group, Inc. 17,000 71
MGIC Investment Corp. 1,279 32
Mitsubishi Estate Co., Ltd. 22,100 376
Mitsui Fudosan Co., Ltd. 54,075 560
Mitsui Fudosan Logistics Park, Inc.(ö) 48 135
Morgan Stanley 499 52
Moscow Exchange MICEX-RTS PJSC
(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
7,800 184
Muenchener Rueckversicherungs-
Gesellschaft AG
814 401
National Bank Holdings Corp. Class A 1,386 58
National Bank of Greece SA 6,807 60
National Storage REIT(ö) 93,415 152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NatWest Group PLC 59,104 279
Nishi-Nippon Financial Holdings, Inc. 10,500 144
Nomura Real Estate Master Fund, Inc.
(ö)
149 147
North Pacific Bank, Ltd. 26,000 89
Northern Trust Corp. 277 25
Old Republic International Corp. 823 28
Omega Healthcare Investors, Inc.(ö) 2,855 104
Oversea-Chinese Banking Corp., Ltd. 11,900 132
Parkway Life Real Estate Investment
Trust(ö)
65,500 178
Perella Weinberg Partners 6,568 124
Ping An Insurance Group Co. of China,
Ltd. Class H
136,561 591
Piraeus Financial Holdings SA 8,773 37
PNC Financial Services Group, Inc.
(The)
183 33
Popular, Inc. 3,204 329
Primerica, Inc. 112 28
Principal Financial Group, Inc. 1,367 111
Progressive Corp. (The) 368 79
Prologis, LP(ö) 13,942 1,757
Prosperity Bancshares, Inc. 1,744 126
Public Storage(ö) 1,663 492
Raymond James Financial, Inc. 275 32
Realty Income Corp.(ö) 14,229 817
RELX PLC 822 39
Resona Holdings, Inc. 38,000 276
Ringkjoebing Landbobank A/S 126 22
Royal Bank of Canada 3,083 345
Safestore Holdings PLC(ö) 20,627 214
Sampo OYJ Class A 3,469 152
Samsung Fire & Marine Insurance Co.,
Ltd.
289 78
SBA Communications Corp.(ö) 175 38
Sberbank of Russia PJSC(Æ)(Š) 169,110 —
Segro PLC(ö) 42,619 503
SEI Investments Co. 592 40
SGS SA 1,158 127
Simon Property Group, Inc.(ö) 7,105 1,090
Sprott, Inc. 552 25
Stockland(ö) 81,567 247
Sumitomo Mitsui Financial Group, Inc. 2,600 188
Sumitomo Mitsui Trust Holdings, Inc. 14,600 368
Sumitomo Realty & Development Co.,
Ltd.
9,600 317
Sun Communities, Inc.(ö) 4,418 560
Sun Hung Kai Properties, Ltd. 21,500 187
Sun Life Financial, Inc. 3,516 175
Swiss Life Holding AG 41 31
Swiss Re AG 2,275 281
Swissquote Group Holding SA 86 27
T Rowe Price Group, Inc. 253 29
TAG Immobilien AG(Æ) 7,885 119
Talanx AG 374 28
Tokio Marine Holdings, Inc. 10,000 398
Travelers Cos., Inc. (The) 1,475 319
Turkiye Garanti Bankasi AS 27,068 101
UDR, Inc.(ö) 12,785 512
Unibail-Rodamco-Westfield(ö) 3,019 226

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UNITE Group PLC (The)(ö) 4,138 51
United Urban Investment Corp.(ö) 139 133
Unum Group 523 30
VGP NV 590 64
VICI Properties, Inc.(ö) 19,479 609
Visa, Inc. Class A 529 141
Vonovia SE 9,925 305
VTB Bank PJSC(Æ)(Š) 143,250 —
W.R. Berkley Corp. 2,631 145
Warehouses De Pauw CVA(ö) 3,528 96
Welltower, Inc.(ö) 15,469 1,721
Willis Towers Watson PLC 139 39
Yellow Cake PLC(Æ)(Þ) 12,980 93
Yoma Strategic Holdings, Ltd.(Æ) 417,882 38
Yuanta Financial Holding Co., Ltd. 274,050 275
Zurich Insurance Group AG 610 335
49,999
Health Care - 4.1%
Abbott Laboratories 3,741 396
AbbVie, Inc. 660 122
Alcon, Inc. 376 36
Amgen, Inc. 209 69
Aspen Pharmacare Holdings, Ltd. 2,973 41
Astellas Pharma, Inc. 13,600 159
AstraZeneca PLC 1,754 278
Bangkok Dusit Medical Services PCL 315,200 232
Becton, Dickinson and Co. 2,397 578
Boston Scientific Corp.(Æ) 772 57
Bristol-Myers Squibb Co. 889 42
Cencora, Inc. Class A 211 50
Centene Corp.(Æ) 651 50
Chemed Corp. 39 22
ChemoMetec A/S(Æ) 202 11
Cigna Group (The) 304 106
Cooper Cos, Inc. (The)(Æ) 1,872 175
Danaher Corp. 1,250 346
Elevance Health, Inc. 179 95
Eli Lilly & Co. 287 231
Encompass Health Corp. 588 55
Enovis Corp. Class W(Æ) 10,679 509
EssilorLuxottica SA 88 20
Euroapi SA(Æ)(Ñ) 20,973 84
Eurofins Scientific SE 2,611 155
Gerresheimer AG 319 33
Gilead Sciences, Inc. 677 52
GSK Finance No. 3 PLC 10,928 212
H.U. Group Holdings, Inc. 1,100 20
Halozyme Therapeutics, Inc.(Æ) 4,395 243
HCA Healthcare, Inc. 142 52
Henry Schein, Inc.(Æ) 428 31
Humana, Inc. 46 17
Innovent Biologics, Inc.(Æ)(Þ) 50,500 251
Innoviva, Inc.(Æ) 7,375 139
Japan Lifeline Co., Ltd. 6,400 49
Johnson & Johnson 5,934 937
Kyorin Pharmaceutical Co., Ltd. 11,700 134
Lifco AB Class B 1,000 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
McKesson Corp. 97 60
Medipal Holdings Corp. 500 9
Medtronic PLC 5,593 449
Merck & Co., Inc. 4,547 514
Merck KGaA 197 35
Molina Healthcare, Inc.(Æ) 98 34
Nippon Shinyaku Co., Ltd. 2,600 60
Novartis AG 4,747 532
Novo Nordisk A/S Class B 7,564 1,002
Ono Pharmaceutical Co., Ltd. 1,200 18
Pfizer, Inc. 2,168 66
Qiagen NV(Æ) 455 20
Quest Diagnostics, Inc. 194 28
Recordati SpA 523 29
Regeneron Pharmaceuticals, Inc.(Æ) 49 53
Roche Holding AG 1,000 325
Sandoz Group AG 805 35
Sanofi SA 7,938 816
Sartorius Stedim Biotech 128 25
Sawai Group Holdings Co., Ltd. 2,800 123
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
5,900 209
Siemens Healthineers AG(Þ) 1,376 74
Sinopharm Group Co., Ltd. Class H 9,200 22
Smith & Nephew PLC 14,090 203
Solventum Corp.(Æ) 159 9
Straumann Holding AG 351 45
Stryker Corp. 134 44
Suzuken Co., Ltd. 2,600 95
Tenet Healthcare Corp.(Æ) 2,525 378
Thermo Fisher Scientific, Inc. 119 73
Toho Holdings Co., Ltd. 3,100 90
UCB SA 220 37
United Therapeutics Corp.(Æ) 98 31
UnitedHealth Group, Inc. 1,441 830
Universal Health Services, Inc. Class B 226 48
Vertex Pharmaceuticals, Inc.(Æ) 115 57
West Pharmaceutical Services, Inc. 311 95
Zoetis, Inc. Class A 1,416 255
12,947
Materials and Processing - 4.3%
AddTech AB Class B 1,646 53
Agnico Eagle Mines, Ltd. 2,949 228
Air Liquide SA Class A 337 61
Air Products & Chemicals, Inc. 84 22
Aluminum Corp. of China, Ltd. Class A 9 1 , 4 00 87
Aluminum Corp. of China, Ltd. Class
H
190,0 00 107
Amcor PLC 1,272 13
Anglo American Platinum, Ltd. 9,537 370
Anglo American PLC 7,009 211
Anglogold Ashanti PLC 10,862 305
AptarGroup, Inc. 218 32
Arcadium Lithium PLC(Æ) 15,046 48
ArcelorMittal SA 11,904 269
Aris Mining Corp.(Æ) 19,970 89
Artemis Gold, Inc.(Æ) 13,720 117
Asahi Kasei Corp. 25,600 186

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ashland, Inc. 3,330 322
Atlas Arteria, Ltd. 32,567 112
Babcock International Group PLC 23,837 163
Barrick Gold Corp. 18,351 339
Bear Creek Mining Corp.(Æ) 25,338 6
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A
37,900 68
BHP Group, Ltd. 5,392 150
Carrier Global Corp. 4,619 315
CCL Industries, Inc. Class B 878 48
Cemex SAB de CV - ADR 20,151 129
Copart, Inc.(Æ) 1,419 74
Daikin Industries, Ltd. 700 101
Dundee Corp. Class A(Æ) 14,243 14
DuPont de Nemours, Inc. 347 29
Ecolab, Inc. 131 30
EMS-Chemie Holding AG 25 21
Equinox Gold Corp.(Æ) 43,088 242
ERO Copper Corp.(Æ)(Ñ) 13,057 255
Fastenal Co. 379 27
Ferguson PLC 145 32
First Quantum Minerals, Ltd. 14,657 179
Freeport-McMoRan, Inc. 4,869 221
Fresnillo PLC 7,630 58
Gabriel Resources, Ltd.(Æ) 358,501 4
Geberit AG 447 284
Gerdau SA - ADR 7,452 24
Givaudan SA 10 49
Gold Fields, Ltd. - ADR 10,722 184
Graphic Packaging Holding Co. 1,170 35
Harmony Gold Mining Co., Ltd. - ADR 5,451 53
Holcim AG 1,692 158
Impala Platinum Holdings, Ltd. 68,808 351
International Paper Co. 323 15
International Tower Hill Mines, Ltd.
(Æ)
41,509 19
Ivanhoe Mines, Ltd. Class A(Æ) 19,795 259
K+S AG 17,817 230
Kronos Worldwide, Inc. 11,209 134
Kuraray Co., Ltd. 7,200 89
Linde PLC 996 452
Lintec Corp. 4,800 108
LKQ Corp. 588 24
Lotte Chemical Corp. 1,138 84
LyondellBasell Industries NV Class A 313 31
Masco Corp. 1,149 89
MHP SE - GDR(Æ)(Þ) 29,675 108
Mondi PLC 3,328 65
NewMarket Corp. 47 26
Newmont Corp. 8,482 414
Nippon Shokubai Co., Ltd. 12,100 132
Northern Dynasty Minerals, Ltd.(Æ) 100,371 39
NOVAGOLD Resources, Inc.(Æ) 28,224 135
Novozymes A/S Class B 4,704 300
Nucor Corp. 153 25
Oji Holdings Corp. 14,100 60
Pack Corp. (The) 1,300 34
Packaging Corp. of America 804 161
Pan American Silver Corp. 868 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Perpetua Resources Corp.(Æ) 12,446 85
Polyus PJSC(Æ)(Š) 5,776 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
PPG Industries, Inc. 190 24
Rayonier Advanced Materials, Inc.(Æ) 56,740 377
Reliance Steel & Aluminum Co. 173 53
Rengo Co., Ltd. 5,000 35
Rio Tinto PLC 2,915 189
Royal Gold, Inc. 1,953 270
RPM International, Inc. 986 120
Sandstorm Gold, Ltd. 3,518 20
Seabridge Gold, Inc.(Æ) 13,725 227
Sherwin-Williams Co. (The) 1,272 446
Shin-Etsu Chemical Co., Ltd. 6,100 273
Siemens AG 205 38
Smurfit WestRock PLC 281 13
Sociedad Quimica y Minera de Chile
SA - ADR
1,030 39
Ternium SA - ADR 2,033 70
Toagosei Co., Ltd. 5,700 61
Toray Industries, Inc. 55,600 291
Toyo Ink SC Holdings Co., Ltd. 2,900 61
Trane Technologies PLC 208 70
Tronox Holdings PLC Class A 16,348 264
Trusco Nakayama Corp. 3,200 52
UPM-Kymmene OYJ 4,179 138
Vale SA Class B - ADR 19,087 207
Western Copper & Gold Corp.(Æ) 9,487 11
Wheaton Precious Metals Corp. 4,447 266
Zijin Mining Group Co., Ltd. Class A 1 06 , 895 248
Zijin Mining Group Co., Ltd. Class H 1 32 , 000 270
13,546
Producer Durables - 6.9%
3M Co. 637 81
Adyen NV(Æ)(Þ) 18 22
Aena SME SA(Þ) 2,171 412
Aeroports de Paris SA 1,276 167
Airtac International Group 9,000 232
Allfunds Group PLC 8,010 48
Amphenol Corp. Class A 862 55
AO Smith Corp. 726 62
Arcosa, Inc. 6,972 648
Atlas Copco AB Class B 7,445 116
Auckland International Airport, Ltd. 29,922 133
Automatic Data Processing, Inc. 1,656 435
Avery Dennison Corp. 599 130
BAE Systems PLC 2,526 42
Booz Allen Hamilton Holding Corp.
Class A
284 41
Bouygues SA 682 24
Brother Industries, Ltd. 5,900 121
Bureau Veritas SA 983 31
Canadian National Railway Co. 3,695 428
Canadian Pacific Kansas City, Ltd. 3,072 258
Canon, Inc. 9,400 297
Cellnex Telecom SA(Þ) 3,709 129
CH Robinson Worldwide, Inc. 349 31
Charoen Pokphand Foods PCL 172,900 117

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Communications Services Corp.,
Ltd. Class H
242,000 124
China Merchants Port Holdings Co.,
Ltd.
96,000 141
Cintas Corp. 115 88
Cleanaway Waste Management, Ltd. 43,212 80
Contemporary Amperex Technology
Co., Ltd. Class A
3,296 85
CSX Corp. 12,685 445
Cummins, Inc. 988 288
Danone SA 7,284 474
Denso Corp. 8,000 133
DL E&C Co., Ltd. 3,837 98
Dover Corp. 241 44
Eiffage SA 339 34
EMCOR Group, Inc. 122 46
Emerson Electric Co. 310 36
Equifax, Inc. 1,115 312
EXEO Group, Inc. 10,100 111
Expeditors International of Washington,
Inc.
298 37
Experian PLC 668 32
FedEx Corp. 173 52
Fortive Corp. 535 39
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
2,073 105
Fukuda Corp. 1,000 41
GEA Group AG 8,233 364
General Dynamics Corp. 811 242
Gentex Corp. 773 24
Getlink SE 8,752 156
Graco, Inc. 2,993 255
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
15,211 131
Grupo Aeroportuario del Pacifico SAB
de CV Class B
3,897 62
Grupo Aeroportuario del Sureste SAB
de CV Class B
9,352 282
Guangshen Railway Co., Ltd. Class H 312,000 95
Hakuhodo DY Holdings, Inc. 5,700 47
Hi Sun Technology China, Ltd.(Æ) 333,000 15
Honeywell International, Inc. 2,111 432
Huntington Ingalls Industries, Inc. 334 94
Illinois Tool Works, Inc. 651 161
International Container Terminal
Services, Inc.
16,960 103
International Seaways, Inc. 2,091 117
Intertek Group PLC 6,550 426
Iriso Electronics Co., Ltd. 3,000 61
Japan Airport Terminal Co., Ltd. 3,400 124
JB Hunt Transport Services, Inc. 236 41
JGC Holdings Corp. 18,900 161
JM AB 2,554 50
JTEKT Corp. 19,700 143
Kamigumi Co., Ltd. 2,900 67
Knight-Swift Transportation Holdings,
Inc.
825 45
Kone OYJ Class B 1,038 53
Koninklijke Vopak NV 1,817 81
L3Harris Technologies, Inc. 128 29
Landstar System, Inc. 270 51
Larsen & Toubro, Ltd. - GDR(Þ) 7,083 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Localiza Rent a Car SA 7,347 57
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 11
MasTec, Inc.(Æ) 1,443 159
Mettler-Toledo International, Inc.(Æ) 168 256
Mitsubishi Electric Corp. 6,900 116
Moody's Corp. 1,392 635
MSC Industrial Direct Co., Inc. Class A 230 21
Murphy USA, Inc. 68 34
Nestle SA 9,687 983
Norfolk Southern Corp. 284 71
Northrop Grumman Corp. 411 199
NSK, Ltd. 45,900 243
OSG Corp. 5,300 74
Otis Worldwide Corp. 3,443 325
PACCAR Financial Corp. 651 64
Paychex, Inc. 1,721 220
Poste Italiane SpA(Þ) 2,133 29
Pyeong Hwa Automotive Co., Ltd. 2,491 22
Qube Holdings, Ltd. 81,354 203
Real Alloy(Š) 42 3,246
Robert Half, Inc. 436 28
Ryanair Holdings PLC - ADR 2,798 283
S&P Global, Inc. 725 351
Samsung Heavy Industries Co., Ltd.
(Æ)
5,078 43
Sandvik AB 3,931 80
Schindler Holding AG 94 25
Schneider National, Inc. Class B 1,637 44
Seiko Epson Corp. 6,100 107
Seino Holdings Co., Ltd. 4,600 72
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 50
Snap-on, Inc. 412 118
Sohgo Security Services Co., Ltd. 10,600 68
Spirax-Sarco Engineering PLC 1,176 137
Stabilus SE 386 19
Stanley Electric Co., Ltd. 5,800 115
Sumitomo Heavy Industries, Ltd. 2,700 73
Techtronic Industries Co., Ltd. 23,500 304
Teledyne Technologies, Inc.(Æ) 80 34
Tenaris SA 2,831 45
Textron, Inc. 298 28
Transurban Group 23,664 201
Trelleborg AB Class B 1,739 65
Union Pacific Corp. 1,858 458
United Parcel Service, Inc. Class B 216 28
Vinci SA 429 49
Waste Management, Inc. 193 39
Weir Group PLC (The) 19,911 519
West Japan Railway Co. 4,600 91
WW Grainger, Inc. 61 60
Yamato Holdings Co., Ltd. 15,100 185
Zhejiang Expressway Co., Ltd. Class H 110,000 72
21,899
Technology - 7.7%
8x8, Inc.(Æ) 122,471 377
AAC Technologies Holdings, Inc. 65,000 239

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Accenture PLC Class A 790 261
Adobe, Inc.(Æ) 491 271
Airbnb, Inc. Class A(Æ) 1,438 201
Akamai Technologies, Inc.(Æ) 225 22
Allegion PLC 1,297 178
Alphabet, Inc. Class A 6,955 1,193
Alphabet, Inc. Class C 2,976 515
Alps Alpine Co., Ltd. 4,000 43
Amdocs, Ltd. 511 45
Analog Devices, Inc. 243 56
Ansys, Inc.(Æ) 438 137
Apple, Inc. 4,435 985
Applied Materials, Inc. 970 206
Arrow Electronics, Inc.(Æ) 325 40
ASM International NV 49 34
ASML Holding NV 287 264
Assa Abloy AB Class B 10,044 305
Auto Trader Group PLC(Þ) 2,808 29
Baidu, Inc. Class A (Æ) 5,650 63
BE Semiconductor Industries NV 263 34
Bechtle AG 563 25
Broadcom, Inc. 1,995 321
CACI International, Inc. Class A(Æ) 152 70
Cars.com, Inc.(Æ) 17,951 370
CDW Corp. 187 41
Cisco Systems, Inc. 10,207 495
Cognizant Technology Solutions Corp.
Class A
636 48
Corning, Inc. 6,934 277
Cosel Co., Ltd. 2,200 18
Eizo Corp. 1,500 49
en Japan, Inc. 5,900 111
F5, Inc.(Æ) 170 35
Fanuc Corp. 10,700 320
Fiserv, Inc.(Æ) 358 59
Hewlett Packard Enterprise Co. 2,775 55
Infosys, Ltd. - ADR(Ñ) 41,015 908
International Business Machines Corp. 297 57
Juniper Networks, Inc. 5,600 211
Kainos Group PLC 2,243 32
Kanzhun, Ltd. - ADR 9,588 130
Keyence Corp. 1,100 479
Legrand SA 262 28
Leidos Holdings, Inc. 276 40
LG Corp. Class H 2,627 166
LG Electronics, Inc. Class H 401 30
Mabuchi Motor Co., Ltd. 6,100 94
MediaTek, Inc. 5,000 190
Meta Platforms, Inc. Class A 788 374
Microsoft Corp. 5,421 2,268
MSCI, Inc. Class A 568 307
NCAB Group AB 3,242 24
Nemetschek SE 356 34
NET One Systems Co., Ltd. 3,400 69
NetApp, Inc. 2,053 261
NVIDIA Corp. 1,638 192
Ooma, Inc.(Æ) 11,941 124
Oracle Corp. 3,179 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otsuka Corp. 6,700 148
Parade Technologies, Ltd. 11,000 252
PAX Global Technology, Ltd. 68,000 38
PlayAGS, Inc.(Æ) 20,671 237
QUALCOMM, Inc. 2,244 406
Roper Technologies, Inc. 87 47
Salesforce, Inc. 836 216
Samsung Electronics Co., Ltd. 29,541 1,816
SAP SE 1,441 304
SES SA 8,371 45
Signify NV(Þ) 12,021 298
Silvaco Group, Inc.(Æ) 7,091 121
Singapore Telecommunications, Ltd. 30,000 69
SK Hynix, Inc. 2,912 423
Skyworks Solutions, Inc. 2,068 235
SMART Global Holdings, Inc.(Æ) 11,044 258
Softcat PLC 3,194 67
Spark New Zealand, Ltd. 11,740 30
Swisscom AG 257 157
Taiwan Semiconductor Manufacturing
Co., Ltd.
69,000 1,983
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
7,348 1,218
Teradata Corp.(Æ) 6,879 223
Texas Instruments, Inc. 262 53
Tower Semiconductor, Ltd.(Æ) 9,490 387
Trend Micro, Inc. 3,300 158
Trip.com Group, Ltd. - ADR(Æ) 1,158 49
Uber Technologies, Inc.(Æ) 3,402 219
Unimicron Technology Corp. 26,000 144
Verint Systems, Inc.(Æ) 9,057 327
Vodafone Group PLC 56,386 53
Xiaomi Corp. Class B(Æ)(Þ) 157,600 337
24,571
Utilities - 3.0%
Alliant Energy Corp. 1,436 80
Ameren Corp. 905 72
AT&T, Inc. 4,144 80
Atmos Energy Corp. 247 32
Centrais Eletricas Brasileiras SA 25,405 178
CGN Power Co., Ltd. Class H(Þ) 111,000 45
Cheniere Energy, Inc. 1,277 233
China Resources Gas Group, Ltd. 32,300 110
China Yangtze Power Co., Ltd. Class A 80,100 331
Cia de Saneamento Basico do Estado
de Sao Paulo(Æ)
6,524 102
CLP Holdings, Ltd. 3,500 30
CMS Energy Corp. 484 31
ConocoPhillips 196 22
Consolidated Edison, Inc. 1,816 177
Constellation Energy Generation LLC 743 141
Deutsche Telekom AG 1,432 37
Dominion Energy, Inc. 390 21
DTE Energy Co. 231 28
Duke Energy Corp. 3,137 343
E.ON SE 16,334 229
Edison International 520 42
Elisa OYJ 1,306 61

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enagas SA 699 10
Endesa SA 1,011 20
Enel SpA 25,250 180
Engie SA 5,903 93
ENN Energy Holdings, Ltd. 8,496 60
Entergy Corp. 258 30
Eversource Energy 345 22
Exelon Corp. 646 24
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
Fortum OYJ 24,795 381
Iberdrola SA 10,144 134
Inpex Corp. 1,000 16
JOYY, Inc. - ADR 1,873 62
KDDI Corp. 8,000 240
Kinetik Holdings Inc 1,196 50
Koninklijke KPN NV 17,228 68
Korea Electric Power Corp. 10 , 056 145
Korea Electric Power Corp. - ADR(Ñ) 4 , 838 36
Kosmos Energy, Ltd.(Æ) 72,056 398
KT Corp. 2,568 74
KT Corp. - ADR 27,230 397
LG Uplus Corp. 63,507 463
MTN Group, Ltd. 11,057 48
National Fuel Gas Co. 823 48
National Grid PLC 56,961 724
NextEra Energy, Inc. 6,252 478
Nippon Telegraph & Telephone Corp. 142,000 151
NiSource, Inc. 3,863 121
Osaka Gas Co., Ltd. 5,900 134
Pembina Pipeline Corp. 9,076 352
Petro Rio SA 7,991 68
PG&E Corp. 8,398 153
Power Assets Holdings, Ltd. 13,500 86
PPL Corp. 6,879 204
Public Service Enterprise Group, Inc. 2,473 197
Redeia Corp. SA 775 14
RusHydro PJSC(Æ)(Š) 121,714,026 —
Sempra Energy 2,773 222
Snam Rete Gas SpA 5,071 24
Southern Co. (The) 420 35
TC Energy Corp. 8,376 356
Telenor ASA 2,567 31
Telstra Group, Ltd. 24,234 62
Terna Rete Elettrica Nazionale SpA 3,742 31
T-Mobile USA, Inc. 235 43
Veolia Environnement SA 10,339 324
Verizon Communications, Inc. 2,698 109
WEC Energy Group, Inc. 360 31
9,374
Total Common Stocks
(cost $141,142) 164,257
Preferred Stocks - 2.2%
Consumer Discretionary - 0.0%
Ford Motor Co.
6.500% due 08/15/62 1,772 44
Ford Motor Credit Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/01/59 448 10
Hyundai Motor Co.
9.815% (Ÿ) 43 5
9.846% (Ÿ) 279 34
93
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 244
Henkel AG & Co. KGaA
2.290% (Ÿ) 386 33
277
Energy - 0.1%
Petroleo Brasileiro SA
13.244% (Ÿ) 7,599 51
Sempra Energy
5.750% due 07/01/79 3,371 79
130
Financial Services - 1.6%
AEGON Funding Co. LLC
5.100% due 12/15/49 4,592 98
Affiliated Managers Group, Inc.
5.875% due 03/30/59 2,012 45
4.750% due 09/30/60 3,600 69
4.200% due 09/30/61 4,564 77
6.750% due 03/30/64 2,705 68
Allstate Corp. (The)
5.100% due 10/15/24(¢) 3,569 77
4.750% due 01/15/25(¢) 2,404 50
7.375% due 07/15/28(¢) 3 —
American Financial Group, Inc.
5.125% due 12/15/59 1,661 36
Apollo Global Management, Inc.
7.625% due 09/15/53 2,455 66
Arch Capital Group, Ltd.
5.450% due 09/25/24(¢) 4,155 94
4.550% due 06/11/26(¢) 2,121 41
Assurant, Inc.
5.250% due 01/15/61 1,556 33
Athene Holding, Ltd.
7.250% due 03/30/64 4,319 109
5.625% due 09/30/24(¢) 401 9
6.375% due 06/30/25(¢) 2,046 51
4.875% due 12/30/25(¢) 4,797 88
7.750% due 12/30/27(¢) 3,386 87
6.350% due 06/30/29(¢) 4,067 99
Axis Capital Holdings, Ltd.
5.500% due 09/25/24(¢) 3,898 83
Bank of America Corp.
5.000% due 09/25/24(¢) 6,900 153
5.375% due 09/25/24(¢) 7,184 168
5.875% due 09/25/24(¢) 3,156 78
4.375% due 11/03/25(¢) 1,672 32
4.125% due 02/02/26(¢) 3,391 61
4.250% due 11/17/26(¢) 4,508 84
4.750% due 02/17/27(¢) 2,480 52
Brighthouse Financial, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 12/25/25(¢) 17 —
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 58
4.875% due 12/09/26(¢) 3,330 55
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 41
Carlyle Finance LLC
4.625% due 05/15/61 1,864 34
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 3,488 77
4.300% due 03/15/26(¢) 2,921 53
F&G Annuities & Life, Inc.
7.950% due 12/15/53 4,552 119
First Horizon Bank(Þ)
6.416% due 09/24/24(¢) 129 85
Hartford Financial Services Group, Inc.
(The)
6.000% due 09/25/24(¢) 869 22
Itau Unibanco Holding SA
6.435% (Ÿ) 22,284 133
JPMorgan Chase & Co.
5.750% due 12/01/24(¢) 2,718 69
4.550% due 06/01/26(¢) 5,478 116
4.625% due 06/01/26(¢) 3,000 64
4.200% due 09/01/26(¢) 1,712 34
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 4,274 82
Lincoln National Corp.
9.000% due 12/01/27(¢) 2,537 70
M&T Bank Corp.
7.500% due 06/15/29(¢) 6,800 179
MetLife, Inc.
5.625% due 09/25/24(¢) 4,762 115
4.750% due 03/15/25(¢) 2,493 51
Morgan Stanley
6.375% due 10/15/24(¢) 4,019 101
6.875% due 10/15/24(¢) 2,293 58
7.125% due 10/15/24(¢) 1,300 33
5.850% due 04/15/27(¢) 3,089 75
Morgan Stanley Bank NA
6.625% due 10/15/29(¢) 16,008 414
Oaktree Capital Group LLC
6.550% due 09/25/24(¢) 3,130 69
Prudential Financial, Inc.
5.625% due 08/15/58 903 22
Public Storage
4.700% due 11/15/24(¢) 802 17
4.750% due 12/20/24(¢) 900 19
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,632 84
Reinsurance Group of America, Inc.
7.125% due 10/15/52 1,419 37
RenaissanceRe Holdings, Ltd.
5.750% due 09/25/24(¢) 3,522 82
4.200% due 07/15/26(¢) 1,979 35
TPG, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 03/15/64 4,021 103
Truist Financial Corp.
4.750% due 09/01/25(¢) 1,554 31
US Bancorp
5.500% due 09/25/24(¢) 1,456 35
6.583% due 09/25/24(¢) 64 55
4.000% due 04/15/26(¢) 2,839 50
W.R. Berkley Corp.
5.100% due 12/30/59 2,723 58
4.250% due 09/30/60 1,772 34
4.125% due 03/30/61 1,759 33
Wells Fargo & Co.
4.750% due 03/15/25(¢) 6,580 134
4.700% due 12/15/25(¢) 2,356 48
4.375% due 03/15/26(¢) 1,653 32
4.250% due 09/15/26(¢) 1,731 32
5,056
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.969% (Ÿ) 1,447 76
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 7,800 24
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 3,576 167
Utilities - 0.3%
AT&T, Inc.
5.350% due 11/01/66 3,992 90
5.625% due 08/01/67 1,335 32
4.750% due 02/18/25(¢) 2,079 41
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 28
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,250 43
CMS Energy Corp.
5.875% due 10/15/78 2,871 69
5.875% due 03/01/79 4,276 103
Raizen Energia SA
5.489% (Ÿ) 52,768 28
SCE Trust V
5.450% due 03/15/26(¢) 3,657 89
SCE Trust VI
5.000% due 09/25/24(¢) 3,431 67
SCE Trust VII
7.500% due 11/22/28(¢) 7,843 205
SCE Trust VIII
6.950% due 05/13/29(¢) 4,261 108
Telephone and Data Systems, Inc.
6.625% due 03/31/26(¢) 626 12
United States Cellular Corp.
6.250% due 09/01/69 2,457 54
5.500% due 03/01/70 1,802 37

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 06/01/70 1,448 29
1,035
Total Preferred Stocks
(cost $6,845) 6,858
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Localiza Rent a Car SA(Æ)
2024  Rights 74 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 6.0%
Air Transport Services Group, Inc.
1.125% due 10/15/24 465 459
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 341 335
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24(ç) 178 178
Block, Inc.
0.125% due 03/01/25 165 160
Chegg, Inc.
0.125% due 03/15/25 691 653
China Government International Bond
1.950% due 12/03/24 (Þ) 472 467
EZCORP, Inc.
2.375% due 05/01/25 567 550
Five9, Inc.
0.500% due 06/01/25 411 392
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(Æ) 678 714
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 —
I3 Verticals LLC
1.000% due 02/15/25 205 197
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 530 528
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 (Þ) 140 139
LendingTree, Inc.
0.500% due 07/15/25 300 278
Nevro Corp.
2.750% due 04/01/25 325 313
NuVasive, Inc.
0.375% due 03/15/25 1,086 1,043
Pegasystems, Inc.
0.750% due 03/01/25 340 329
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 284 280
U.S. Cash Management Fund(@) 12,114,615
(∞)
12,112
Wayfair, Inc.
1.125% due 11/01/24 61 60
Total Short-Term Investments
(cost $19,145) 19,187
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 2,458,538
(∞)
2,459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Other Securities
(cost $2,459) 2,459
Total Investments - 97.4%
(identified cost $284,506) 309,026
Other Assets and Liabilities,
Net - 2.6%
8,239
Net Assets - 100.0%
317,265

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.2%
ABN AMRO Bank NV 03/23/23 EUR 9,888 15.92 157
172
Abu Dhabi Developmental Holding Co. PJSC 04/30/24 200,000 99.49 199
204
Abu Dhabi Government International Bond 09/20/22 616,000 82.74 510
518
Abu Dhabi Government International Bond 11/02/22 200,000 67.99 136
140
Abu Dhabi Government International Bond 04/23/24 200,000 98.33 197
205
Abu Dhabi Government International Bond 07/11/24 200,000 67.73 135
136
Adyen NV 04/02/24 EUR 18 1,691.56 30
22
Aena SME SA 11/10/15 EUR 2,171 116.08 252
412
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.93 706
649
African Export-Import Bank (The) 04/18/23 548,000 89.11 488
497
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
221
Allianz SE 01/09/23 200,000 85.54 171
189
Alpha FX Group PLC 07/25/24 GBP 931 31.79 30
31
Angolan Government International Bond 09/20/22 388,000 82.11 319
347
Apollo Management Holdings, LP 12/11/19 122,000 100.39 122
121
Ares Management Corp. 07/07/21 130,000 100.15 130
121
Auto Trader Group PLC 06/28/24 GBP 2,808 10.31 29
29
AXA SA 03/30/23 100,000 103.98 104
108
Axian Telecom 03/08/23 581,000 94.76 551
575
Axis Bank, Ltd. 05/31/24 1,334 70.32 94
93
Bahrain Government International Bond 05/02/23 457,000 100.51 459
481
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
239
Banco do Brasil SA 07/26/22 273,000 85.36 233
278
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 93.15 186
194
Banco Nacional de Panama 01/23/24 203,000 78.12 159
160
Banco Santander SA 05/07/24 EUR 200,000 107.57 215
221
Bank Gospodarstwa Krajowego 07/01/24 215,000 99.28 213
225
Bank Negara Indonesia Persero Tbk PT 02/15/24 762,000 91.24 695
715
BNP Paribas SA 08/08/22 200,000 100.00 200
206
BNP Paribas SA 11/21/22 200,000 103.25 207
215
BNP Paribas SA 05/12/23 200,000 69.77 140
168
BNP Paribas SA 01/17/24 400,000 101.13 405
420
CaixaBank SA 01/03/24 EUR 200,000 109.22 218
228
CBB International Sukuk Programme Co. WLL 07/18/24 200,000 94.93 190
189
Cellnex Telecom SA 10/07/22 EUR 3,709 32.19 119
129
Centrais Eletricas Brasileiras SA 07/23/24 350,000 90.92 318
322
CGN Power Co., Ltd. 10/28/22 HKD 111,000 0.22 24
45
China Government International Bond 09/29/23 200,000 92.30 185
187
China Government International Bond 11/21/23 472,000 98.93 467
467
China International Capital Corp., Ltd. 09/11/23 HKD 45,200 1.68 76
50
Codelco Metals, Inc. 09/05/23 220,000 99.89 220
223
Comision Federal de Electricidad 06/15/22 260,000 93.85 244
248
Corp. Financiera de Desarrollo SA 02/16/23 200,000 90.32 181
184
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.75 703
552
Costa Rica Government International Bond 11/06/23 365,000 94.82 346
389
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 266
244
Deutsche Bank AG 06/03/24 EUR 200,000 109.82 220
221
Development Bank of Kazakhstan JSC 04/04/24 281,000 99.75 280
279
Dino Polska SA 05/07/21 PLN 253 67.86 17
23
Dominican Republic Government International Bond 03/20/23 600,000 98.94 594
630
Dominican Republic Government International Bond 06/25/24 150,000 102.61 154
158
DP World PLC 03/22/22 620,000 116.30 721
684
Ecuador Government International Bond 08/09/23 210,282 39.76 84
111
Ecuador Government International Bond 11/10/23 214,738 55.73 120
145
Ecuador Government International Bond 03/01/24 139,513 48.15 67
71
Egypt Government International Bond 05/24/23 254,000 59.36 151
213
Egypt Government International Bond 03/20/24 402,000 81.73 329
324
Egypt Government International Bond 06/28/24 200,000 74.57 149
151
El Salvador Government International Bond 09/21/22 250,000 33.20 83
201
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
535
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
543
Empresa Nacional del Petroleo 03/22/22 921,000 83.78 772
698
Empresa Nacional del Petroleo 07/24/24 200,000 98.52 197
200
Enel SpA 01/09/23 EUR 100,000 107.33 107
119
Eskom Holdings SOC, Ltd. 03/22/22 739,000 101.67 751
729
Etalon Group PLC 09/04/18 267,238 — 455
—
EUSHI Finance, Inc. 06/10/24 100,000 100.07 100
102
Export-Import Bank of India 03/22/22 1,016,000 86.22 894
856

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
124
FEL Energy VI SARL 10/19/22 219,170 69.50 152
201
First Horizon Bank 02/24/23 129 808.04 104
85
Franshion Brilliant, Ltd. 07/26/22 342,000 75.35 258
264
Franshion Brilliant, Ltd. 10/19/22 300,000 83.03 249
274
Freeport Indonesia PT 04/22/24 200,000 94.67 189
200
GA Global Funding Trust 06/24/21 140,000 100.00 140
131
Georgian Railway JSC 03/22/22 563,000 89.14 502
496
Ghana Government International Bond 09/20/22 464,000 40.71 189
236
Global Atlantic Finance Co. 06/04/24 125,000 100.18 125
127
Greensaif Pipelines Bidco SARL 07/17/24 225,000 100.00 225
226
Grupo Energia Bogota SA 03/22/22 709,000 101.30 718
677
Guatemala Government International Bond 06/06/23 294,000 100.00 294
298
Halyk Savings Bank of Kazakhstan JSC 01/24/22 5,304 9.17 49
93
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.25 101
96
Hat Holdings I LLC 11/07/23 678,000 98.10 665
714
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 552,000 101.30 559
589
HSBC Capital Funding, LP 02/03/23 102,000 136.60 139
126
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 92.58 551
568
Huarong Finance 2019 Co., Ltd. 02/16/23 708,000 77.91 552
608
Hungary Government International Bond 11/08/23 257,000 100.18 257
264
Hungary Government International Bond 01/03/24 217,000 97.95 213
213
Hungary Government International Bond 01/10/24 328,000 64.30 211
209
ILFC E-Capital Trust I 04/29/21 100,000 82.88 83
83
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.97 176
188
ING Groep NV 10/13/22 200,000 68.97 138
177
Innovent Biologics, Inc. 02/23/24 HKD 50,500 5.45 275
251
Instituto Costarricense de Electricidad 03/22/22 762,000 79.39 605
679
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
200
Israel Electric Corp., Ltd. 10/18/23 530,000 99.14 525
528
Ivory Coast Government International Bond 01/23/24 200,000 98.14 196
193
Jordan Government International Bond 01/17/24 273,000 98.98 270
271
Kazakhstan Government International Bond 01/26/16 140,000 99.81 140
139
KazMunayGas National Co. JSC 03/22/22 464,000 91.00 422
437
KazMunayGas National Co. JSC 03/22/22 200,000 94.48 189
189
Kenya Government International Bond 02/12/24 203,000 97.40 198
193
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
231
Krung Thai Bank PCL 10/19/22 600,000 78.55 471
578
Kuaishou Technology 12/02/22 HKD 39,500 9.05 358
220
La Mondiale SAM 07/10/24 EUR 100,000 108.29 108
108
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
183
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
153
Larsen & Toubro, Ltd. 07/12/24 7,083 40.45 286
323
Lebanon Government International Bond 06/22/23 USD 1,159,000 7.75 90
81
Lebanon Government International Bond 01/16/24 66,000 8.41 6
5
Lenta International Co. PJSC 08/27/21 130,305 — 355
—
Longfor Group Holdings, Ltd. 04/21/23 HKD 228,500 1.80 410
294
Lucid Group, Inc. 07/12/24 217,000 63.53 138
136
Match Group Financeco, Inc. 11/01/23 146,000 89.57 131
135
Mazoon Assets Co. 03/22/22 545,000 102.35 558
540
Meituan 07/12/24 HKD 7,000 15.26 107
97
MetLife Capital Trust IV 12/09/22 300,000 110.82 332
324
MetLife, Inc. 07/14/16 125,000 138.99 174
146
Mexico City Airport Trust 03/22/22 213,000 88.19 188
180
MHP SE 04/12/16 29,675 6.08 180
108
MP Materials Corp. 04/23/24 1,000,000 90.13 901
897
MVM Energetika Zrt. 01/23/24 701,000 103.31 724
735
NAC Kazatomprom JSC 12/18/19 6,199 13.00 81
235
National Bank of Fujairah PJSC 04/18/23 437,000 97.80 427
434
NextEra Energy, Inc. 04/23/24 1,065,000 91.03 969
973
Nigeria Government International Bond 09/20/22 695,000 77.47 538
568
NIO, Inc. 05/06/24 86,000 76.94 66
55
Nippon Life Insurance Co. 11/08/22 200,000 92.92 186
196
Nordea Bank Abp 09/15/20 200,000 113.66 227
199
OCP SA 04/24/24 303,000 97.27 295
313
OCP, Inc. 03/22/22 755,000 91.11 688
659
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 105.52 604
614
Oman Government International Bond 09/20/22 784,000 102.87 806
815

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
OQ SAOC 03/22/22 418,000 99.64 417
408
Pakistan Government International Bond 03/08/24 369,000 75.80 280
276
Pakistan Water and Power Development Authority 03/22/22 953,000 71.79 684
715
Paraguay Government International Bond 06/28/23 200,000 99.99 200
203
Pertamina Persero PT 04/18/22 650,000 81.88 532
483
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 82.95 264
265
Petroleos de Venezuela SA 02/29/24 669,083 13.61 91
75
Petroleos del Peru SA 07/26/22 1,431,000 69.24 1,026
914
Petroleos Mexicanos 05/18/22 894,000 64.84 580
559
Petronas Capital, Ltd. 04/01/22 1,323,000 75.11 1,138
910
Petronas Capital, Ltd. 06/26/23 289,000 83.28 241
246
Polyus PJSC - GDR 10/20/22 1 — —
—
Poste Italiane SpA 06/14/22 EUR 2,133 9.51 20
29
Qatar Government International Bond 10/31/23 563,000 98.32 554
562
Qatar Government International Bond 05/21/24 200,000 99.51 199
202
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
198
Reliance Industries, Ltd. 06/02/23 4,834 62.13 300
349
Repay Holdings Corp. 05/26/23 391,000 89.96 352
354
Republic of Azerbaijan Government International Bond 09/21/22 108,000 85.06 92
94
Republic of Guatemala Government International Bond 07/29/24 200,000 100.00 200
200
Republic of Serbia Government International Bond 06/05/24 200,000 97.89 196
199
Republic of Zambia Government International Bond 06/28/24 106,000 49.60 53
53
Republic of Zambia Government International Bond 06/28/24 55,828 87.53 49
49
Romania Government International Bond 01/05/23 36,000 99.41 36
39
Romania Government International Bond 01/23/24 190,000 99.19 188
194
Romania Government International Bond 01/23/24 64,000 99.52 64
65
Romania Government International Bond 02/26/24 386,000 69.92 270
271
Romania Government International Bond 07/19/24 58,000 105.63 61
62
SA Global Sukuk, Ltd. 03/22/22 200,000 95.22 190
174
Samruk-Kazyna JSC 03/22/22 200,000 93.02 186
184
Saudi Arabian Oil Co. 03/22/22 660,000 93.17 615
562
Saudi Arabian Oil Co. 05/09/23 SAR 37,488 7.96 298
276
Saudi Arabian Oil Co. 07/10/24 316,000 97.64 309
310
Saudi Government International Bond 01/18/24 440,000 99.14 436
438
Saudi Government International Bond 05/21/24 384,000 97.41 374
376
SBL Holdings LLC 02/04/20 120,000 89.69 108
106
SBL Holdings LLC 06/17/21 75,000 100.00 75
63
Scentre Group Trust 2 09/16/20 300,000 100.00 300
292
Scout24 SE 07/25/24 EUR 435 77.49 34
34
Senegal Government International Bond 02/05/24 140,000 73.14 102
102
Siemens Healthineers AG 04/16/21 EUR 1,376 49.18 68
74
Signify NV 06/10/22 EUR 12,021 31.59 380
298
Societe Generale SA 05/06/22 200,000 103.03 206
201
Societe Generale SA 11/14/22 200,000 100.00 200
205
Societe Generale SA 11/07/23 200,000 100.00 200
211
SoFi Technologies, Inc. 01/22/24 879,000 82.18 722
774
Southern Gas Corridor CJSC 03/22/22 724,000 102.90 745
730
Sumitomo Life Insurance Co. 01/10/24 400,000 100.19 401
394
Svenska Handelsbanken AB 07/26/24 200,000 87.55 175
175
Swedbank AB 02/06/24 200,000 100.00 200
204
TC Ziraat Bankasi AS 01/25/23 614,000 94.60 581
601
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
114
Transnet SOC, Ltd. 07/25/23 607,000 99.61 605
615
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.34 199
200
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 96.02 672
683
UBS Group AG 10/13/22 200,000 85.30 171
192
UBS Group AG 09/20/23 200,000 85.76 172
188
UBS Group AG 11/09/23 200,000 102.08 204
226
UBS Group AG 01/17/24 200,000 105.70 211
218
UBS Group AG 07/10/24 200,000 82.67 165
167
Ukraine Government International Bond 09/20/22 545,000 28.10 153
183
Ukraine Government International Bond 05/31/24 200,000 36.08 72
73
Ukraine Railways Via Rail Capital Markets PLC 07/23/24 989,000 79.12 783
806
Unibail-Rodamco-Westfield 01/18/24 EUR 100,000 111.08 111
115
Uzbekneftegaz JSC 03/22/22 687,000 82.86 569
583
Venezuela Government International Bond 03/26/24 283,600 17.07 48
48
WH Group, Ltd. 06/02/23 HKD 32,528 0.53 17
21
Xiaomi Corp. 03/08/24 HKD 157,600 1.61 253
337

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Yellow Cake PLC 09/23/19 GBP 12,980 2.52 33
93
YPF SA 02/16/23 278,000 85.52 238
256
YPF SA 07/25/23 504,000 88.89 448
479
Zalando SE 01/12/24 EUR 10,762 23.72 255
276
Ziraat Katilim Varlik Kiralama AS 03/14/24 563,000 104.87 590 595
60,870
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 68 GBP 6,747 09/24
212
MSCI EAFE Index Futures 270 USD 32,261 09/24
930
MSCI Emerging Markets Index Futures 26 USD 1,425 09/24
23
Russell 2000 E-Mini Index Futures 4 USD 455 09/24
47
S&P 500 E-Mini Index Futures 44 USD 12,228 09/24
70
United States 2 Year Treasury Note Futures 493 USD 101,246 09/24
716
United States 5 Year Treasury Note Futures 7 USD 755 09/24
4
United States 10 Year Treasury Note Futures 617 USD 68,988 09/24
1,957
United States 10 Year Treasury Ultra Bond Futures 104 USD 12,020 09/24
358
United States Treasury Long Bond Futures 12 USD 1,450 09/24 51
Short Positions
EURO STOXX 50 Index Futures 310 EUR 15,184 09/24
160
Euro-Bund Futures 71 EUR 9,495 09/24
(255)
FTSE 100 Index Futures 57 GBP 4,764 09/24
(82)
FTSE 250 Index Futures 24 GBP 1,037 09/24
(70)
Hang Seng Index Futures 54 HKD 46,842 08/24
(107)
Japanese 10 Year Government Bond Futures 13 JPY 1,855,360 09/24
8
MSCI Emerging Markets Index Futures 180 USD 9,868 09/24
(158)
Russell 2000 E-Mini Index Futures 203 USD 23,071 09/24
(2,357)
S&P/TSX 60 Index Futures 18 CAD 4,987 09/24
(229)
SPI 200 Index Futures 9 AUD 1,814 09/24
(50)
TOPIX Index Futures 69 JPY 1,929,930 09/24
(89)
United States 5 Year Treasury Note Futures 10 USD 1,079 09/24
(20)
United States Treasury Ultra Bond Futures 1 USD 128 09/24 (4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,115
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 478 NOK 5,110 08/08/24 (9)
Bank of America USD 491 NZD 832 08/08/24 4
Bank of America DKK 3,746 USD 547 09/18/24 2
Bank of America EUR 2,236 USD 2,434 09/18/24 8
Bank of America GBP 1,118 USD 1,437 09/18/24 (2)
Bank of America HKD 10,169 USD 1,305 09/19/24 2
Bank of America JPY 208,924 USD 1,360 09/18/24 (44)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 435
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 485 EUR 451 08/08/24 3
Barclays DKK 3,746 USD 548 09/18/24 3
Barclays EUR 2,236 USD 2,436 09/18/24 11
Barclays GBP 1,118 USD 1,437 09/18/24 (1)
Barclays HKD 10,169 USD 1,305 09/19/24 2
Barclays JPY 208,924 USD 1,361 09/18/24 (43)
Brown Brothers Harriman USD 248 EUR 228 08/02/24 (2)
Brown Brothers Harriman USD 1,768 EUR 1,634 08/02/24 —
Brown Brothers Harriman USD 242 GBP 189 08/02/24 —
Brown Brothers Harriman EUR 66 USD 72 08/02/24 —
Brown Brothers Harriman EUR 100 USD 109 08/02/24 1
Brown Brothers Harriman EUR 1,695 USD 1,819 08/02/24 (15)
Brown Brothers Harriman EUR 1,639 USD 1,777 09/04/24 —
Brown Brothers Harriman GBP 189 USD 238 08/02/24 (4)
Brown Brothers Harriman GBP 189 USD 242 09/04/24 —
Citigroup DKK 3,746 USD 547 09/18/24 2
Citigroup EUR 2,236 USD 2,434 09/18/24 9
Citigroup GBP 1,118 USD 1,439 09/18/24 1
Citigroup HKD 10,169 USD 1,305 09/19/24 2
Citigroup JPY 208,924 USD 1,360 09/18/24 (44)
HSBC USD 895 GBP 707 08/08/24 13
HSBC AUD 730 USD 478 08/08/24 —
HSBC DKK 3,746 USD 547 09/18/24 2
HSBC EUR 2,236 USD 2,432 09/18/24 7
HSBC GBP 1,118 USD 1,437 09/18/24 (2)
HSBC HKD 10,169 USD 1,305 09/19/24 2
HSBC JPY 208,924 USD 1,359 09/18/24 (45)
JPMorgan Chase CHF 616 USD 684 08/08/24 (18)
JPMorgan Chase JPY 65,993 USD 411 08/08/24 (30)
Royal Bank of Canada DKK 3,746 USD 547 09/18/24 2
Royal Bank of Canada EUR 2,236 USD 2,433 09/18/24 7
Royal Bank of Canada GBP 1,118 USD 1,437 09/18/24 (1)
Royal Bank of Canada HKD 10,169 USD 1,305 09/19/24 2
Royal Bank of Canada JPY 208,924 USD 1,359 09/18/24 (46)
Royal Bank of Canada SEK 9,414 USD 888 08/08/24 9
State Street USD 28 CHF 24 08/08/24 —
State Street USD 647 CHF 571 09/18/24 6
State Street USD 19 JPY 3,006 08/08/24 1
State Street USD 15 NOK 169 08/08/24 —
State Street AUD 566 USD 379 09/18/24 9
State Street CAD 1,845 USD 1,351 09/18/24 13
State Street EUR 10 USD 10 08/08/24 —
State Street GBP 15 USD 19 08/08/24 —
State Street NOK 8,070 USD 770 09/18/24 30
State Street SEK 193 USD 18 08/08/24 —
State Street SEK 11,488 USD 1,121 09/18/24 46
UBS CHF 616 USD 684 08/08/24 (18)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Westpac USD 410 NZD 676 08/08/24 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (133)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets Index
Bank of America
USD 13,000 (1.000%)
(2)
06/20/29 435 (69) 366
Total Open Credit Indices - Purchase Protection Contracts 435 (69) 366
Total Open Credit Default Swap Contracts (å) 435 (69) 366
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 45,997 $ — $ — $ 45,997
International Debt — 68,272 — — 68,272
Non-US Bonds — 1,996 — — 1,996
Common Stocks
Consumer Discretionary 7,329 10,909 — — 18,238
Consumer Staples 5,389 3,137 — — 8,526
Energy 3,915 1,242 — — 5,157
Financial Services 31,335 18,664 — — 49,999
Health Care 7,398 5,549 — — 12,947
Materials and Processing 7,409 6,137 — — 13,546
Producer Durables 9,045 9,608 3,246 — 21,899
Technology 15,570 9,001 — — 24,571
Utilities 5,017 4,357 — — 9,374
Preferred Stocks 6,213 645 — — 6,858
Warrants and Rights — — — — —
Short-Term Investments — 7,075 — 12,112 19,187
Other Securities — — — 2,459 2,459
Total Investments 98,620 192,589 3,246 14,571 309,026
Other Financial Instruments
Assets

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 437
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 4,536 — — — 4,536
Foreign Currency Exchange Contracts — 199 — — 199
Credit Default Swap Contracts — 366 — — 366
Liabilities
Futures Contracts (3,421) — — — (3,421)
Foreign Currency Exchange Contracts — (332) — — (332)
Total Other Financial Instruments
*
$ 1,115 $ 233 $ — $ — $ 1,348
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Producer Durables Discounted cash flow
**
Discount rate
*
14.2% 3,246
Market
approach** EBITDA multiple***
4.83x
Discount to guideline
comparables
40.4%
Total Investments 3,246
*     The discount rates were determined by calculating the weighted average cost of capital for the companies.
**   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
*** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
7/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
7/31/2024
Common Stocks
Producer Durables $2,999 $— $— $— $— $— $— $247 $3,246 $247
Total Investments
$2,999 $— $— $— $— $— $— $247 $3,246 $247

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
347
Argentina ............................................................................................
1,387
Australia .............................................................................................
3,042
Austria ................................................................................................
65
Azerbaijan ..........................................................................................
824
Bahrain ...............................................................................................
1,473
Belgium ..............................................................................................
352
Bermuda .............................................................................................
117
Brazil ..................................................................................................
4,683
Canada ................................................................................................
11,090
Chile ...................................................................................................
2,112
China ..................................................................................................
11,793
Colombia ............................................................................................
2,273
Costa Rica ..........................................................................................
1,068
Denmark .............................................................................................
1,335
Dominican Republic ..........................................................................
788
Ecuador ..............................................................................................
327
Egypt ..................................................................................................
687
El Salvador .........................................................................................
201
Finland ...............................................................................................
1,000
France .................................................................................................
5,645
Georgia ...............................................................................................
496
Germany .............................................................................................
3,695
Ghana .................................................................................................
671
Greece ................................................................................................
319
Guatemala ..........................................................................................
498
Hong Kong .........................................................................................
1,417
Hungary ..............................................................................................
1,420
India ...................................................................................................
4,120
Indonesia ............................................................................................
4,179
Ireland ................................................................................................
859
Israel ...................................................................................................
1,375
Italy ....................................................................................................
1,180
Ivory Coast .........................................................................................
193
Japan ..................................................................................................
15,967
Jersey ..................................................................................................
382
Jordan .................................................................................................
271
Kazakhstan .........................................................................................
1,558
Kenya .................................................................................................
193
Lebanon ..............................................................................................
86
Luxembourg .......................................................................................
469
Macao .................................................................................................
206
Malaysia .............................................................................................
1,457
Mauritius ............................................................................................
575
Mexico ...............................................................................................
4,040
Morocco .............................................................................................
972
Myanmar ............................................................................................
38
Netherlands ........................................................................................
1,568
New Zealand ......................................................................................
164
Nigeria ................................................................................................
568
Norway ...............................................................................................
50
Oman ..................................................................................................
1,763
Pakistan ..............................................................................................
991
Panama ...............................................................................................
2,072

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 439
Amounts in thousands
Country Exposure
Fair Value
$
Paraguay .............................................................................................
203
Peru ....................................................................................................
1,486
Philippines ..........................................................................................
1,118
Poland ................................................................................................
812
Portugal ..............................................................................................
17
Puerto Rico .........................................................................................
329
Qatar ...................................................................................................
764
Romania .............................................................................................
630
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,448
Senegal ...............................................................................................
102
Serbia .................................................................................................
199
Singapore ...........................................................................................
1,838
South Africa .......................................................................................
4,039
South Korea .......................................................................................
5,212
Spain ..................................................................................................
2,274
Sweden ...............................................................................................
1,803
Switzerland ........................................................................................
3,184
Taiwan ................................................................................................
4,062
Thailand .............................................................................................
977
Trinidad and Tobago ..........................................................................
200
Turkey ................................................................................................
3,556
Ukraine ...............................................................................................
1,276
United Arab Emirates .........................................................................
2,857
United Kingdom .................................................................................
10,262
United States ......................................................................................
153,422
Uruguay ..............................................................................................
547
Uzbekistan ..........................................................................................
583
Venezuela, Bolivarian Republic of ....................................................
123
Zambia ...............................................................................................
282
Total Investments ............................................................................... 309,026
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,948 $ 163,905 $ 174,743 $ 2 $ — $ 12,112 $ 708 $ —
U.S. Cash Collateral Fund 2,734 24,215 24,490 — — 2,459 156 —
$ 25,682 $ 188,120 $ 199,233 $ 2 $ — $ 14,571 $ 864 $ —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 22.7%
Corporate Bonds and Notes - 12.8%
8x8, Inc.
4.000% due 02/01/28 2,058 1,753
Affirm Holdings, Inc.
11.521% due 11/15/26 2,027 1,714
Air Transport Services Group, Inc.
3.875% due 08/15/29 1,688 1,498
Alarm.com, Inc.
5.284% due 01/15/26 685 628
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 400 374
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 100 83
Arbor Realty Trust, Inc.
7.500% due 08/01/25 955 917
Ashland, Inc.
3.375% due 09/01/31 (Þ) 401 346
Ball Corp.
2.875% due 08/15/30 389 334
Bandwidth, Inc.
0.500% due 04/01/28 1,844 1,444
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 195 198
Berry Global, Inc.
5.650% due 01/15/34 (Þ) 14 14
Series WI
1.650% due 01/15/27 300 277
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 (Ñ) 1,082 985
Bridgebio Pharma, Inc.
2.250% due 02/01/29 312 253
Cable One, Inc.
8.568% due 03/15/26 1,292 1,150
Cardlytics, Inc.
1.000% due 09/15/25 789 725
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 300 255
Centene Corp.
2.500% due 03/01/31 453 379
CF Industries, Inc.
5.150% due 03/15/34 28 28
4.950% due 06/01/43 28 25
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 1,360 1,238
Chegg , Inc.
4.794% due 09/01/26 223 184
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 261 231
3.750% due 01/15/32 (Þ) 120 105
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 (Þ) 225 213
Series WI
7.000% due 03/15/27 72 72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 1,139 1,014
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 234 226
DCP Midstream Operating, LP
3.250% due 02/15/32 39 34
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 2,241 1,906
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 80 80
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 64
5.050% due 04/01/45 103 86
5.450% due 06/01/47 72 63
EQT Corp.
3.625% due 05/15/31 (Þ) 110 99
Esperion Therapeutics, Inc.
4.000% due 11/15/25 342 326
Etsy, Inc.
0.250% due 06/15/28 873 698
Eventbrite, Inc.
5.000% due 12/01/25 191 186
0.750% due 09/15/26 1,783 1,565
First Citizens BancShares , Inc.
Series B
9.573% due 12/31/99 (CME Term
SOFR 3 Month + 4.234%)(Ê)(ƒ) 150 152
Fiverr International, Ltd.
6.653% due 11/01/25 1,772 1,643
Ford Motor Credit Co. LLC
4.000% due 11/13/30 200 182
Graphic Packaging International LLC
3.750% due 02/01/30 (Þ) 100 91
Groupon, Inc.
1.125% due 03/15/26 1,315 1,116
Guardant Health, Inc.
8.822% due 11/15/27 2,191 1,751
Haemonetics Corp.
5.340% due 03/01/26 1,876 1,705
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 589 577
HCA, Inc.
2.375% due 07/15/31 306 257
7.500% due 11/15/95 221 247
Huntsman International LLC
2.950% due 06/15/31 279 234
Innoviva , Inc.
2.125% due 03/15/28 1,577 1,495
Integra LifeSciences Holdings Corp.
0.500% due 08/15/25 392 369
iQIYI , Inc.
6.500% due 03/15/28 600 576
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 109 105
4.500% due 02/15/31 (Þ) 220 202
JetBlue Airways Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 04/01/26 1,176 1,085
JPMorgan Chase & Co.
Series CC
8.089% due 12/31/99 (CME Term
SOFR 3 Month + 2.842%)(Ê)(ƒ)(Ñ) 200 201
KB Home
4.800% due 11/15/29 44 42
4.000% due 06/15/31 44 40
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 249
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 561 489
Liberty Mutual Group, Inc.
4.300% due 02/01/61 (Þ) 103 65
LKQ Corp.
Series WI
6.250% due 06/15/33 (Ñ) 93 96
Lucid Group, Inc.
1.250% due 12/15/26 (Þ) 438 275
Lumentum Holdings, Inc.
0.500% due 06/15/28 2,235 1,786
Magnite , Inc.
0.250% due 03/15/26 782 713
Marathon Digital Holdings, Inc.
1.000% due 12/01/26 1,052 934
Marriott Vacations Worldwide Corp.
0.027% due 01/15/26 (ž) 332 304
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 293 271
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 306 286
6.250% due 04/01/29 (Þ) 28 29
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 300 282
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,840 1,740
MP Materials Corp.
0.250% due 04/01/26 (Ñ)(Þ) 2,016 1,808
NeoGenomics , Inc.
0.250% due 01/15/28 746 604
New Mountain Finance Corp.
7.500% due 10/15/25 1,368 1,380
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 2,148 1,962
NIO, Inc.
3.875% due 10/15/29 (Þ) 173 112
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 186
3.875% due 08/15/31 (Þ) 81 71
OI European Group BV
4.750% due 02/15/30 (Þ) 326 300
OneMain Finance Corp.
3.875% due 09/15/28 9 8
4.000% due 09/15/30 285 249
Pacira Pharmaceutical, Inc.
0.750% due 08/01/25 1,839 1,701
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,909 1,698
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PennyMac Corp.
5.500% due 03/15/26 2,055 1,974
Perficient , Inc.
0.125% due 11/15/26 811 794
Plains All American Pipeline, LP
Series B
9.694% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 386 385
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 37 34
4.500% due 09/15/31 (Þ) 246 224
6.250% due 02/15/32 (Þ) 15 15
Range Resources Corp.
4.750% due 02/15/30 (Þ) 232 220
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 263 219
Repay Holdings Corp.
5.840% due 02/01/26 (Þ) 789 715
RWT Holdings, Inc.
5.750% due 10/01/25 1,655 1,622
Sally Holdings LLC / Sally Capital,
Inc.
6.750% due 03/01/32 170 169
Seagate HDD Cayman
4.091% due 06/01/29 156 147
4.125% due 01/15/31 204 185
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 379
5.000% due 04/15/29 (Þ) 100 97
Snap, Inc.
0.125% due 03/01/28 1,783 1,417
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,771 1,560
SolarEdge Technologies, Inc.
7.214% due 09/15/25 322 295
Square, Inc.
2.118% due 05/01/26 775 696
Summit Hotel Properties, Inc.
1.500% due 02/15/26 1,655 1,524
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 249
TechTarget , Inc.
1.768% due 12/15/26 1,703 1,646
Teladoc Health, Inc.
1.250% due 06/01/27 2,104 1,736
Tenet Healthcare Corp.
4.375% due 01/15/30 286 268
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 285
The RealReal , Inc.
1.000% due 03/01/28 1,291 624
Two Harbors Investment Corp.
6.250% due 01/15/26 1,608 1,560
Unity Software, Inc.
8.008% due 11/15/26 920 798
Upwork , Inc.
0.250% due 08/15/26 1,402 1,254
Vail Resorts, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 01/01/26 350 322
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 (Ñ) 75 56
4.100% due 04/15/50 (Ñ) 225 148
Wayfair, Inc.
0.625% due 10/01/25 350 327
Western Digital Corp.
3.100% due 02/01/32 427 351
Xerox Corp.
8.875% due 11/30/29 (Þ) 324 301
Xometry , Inc.
1.000% due 02/01/27 438 345
Ziff Davis, Inc.
1.750% due 11/01/26 980 885
75,264
International Debt - 7.8%
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 205
Series REGS
1.700% due 03/02/31 (Þ) 673 566
3.125% due 09/30/49 (Þ) 200 140
3.000% due 09/15/51 (Þ) 244 166
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 150 150
Alpek SAB de CV
Series REGS
3.250% due 02/25/31 (Þ) 251 217
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 328 293
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) 200 178
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) 184 127
Argentine Republic Government
International Bond
1.750% due 07/09/27 (~)(Ê) 178 96
4.750% due 07/09/27 (~)(Ê) 197 82
1.000% due 07/09/29 65 38
4.875% due 07/09/41 (~)(Ê) 862 341
AT&T, Inc.
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ) 200 213
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 171
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 617 649
Banco BTG Pactual SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.750% due 01/11/26 (Þ) 200 191
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ)(Þ) 200 199
Bank Gospodarstwa Krajowego
6.250% due 07/09/54 (Þ) 253 265
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 (Þ) 370 380
Bilibili , Inc.
0.500% due 12/01/26 (Ñ) 961 927
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)
(Ñ)(Þ) 200 167
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 67
Brazil Government International Bond
6.125% due 01/22/32 784 779
7.125% due 05/13/54 400 394
British Telecommunications PLC
4.875% due 11/23/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.493%)(Ê)(Þ) 200 180
CBB International Sukuk Programme
Co. WLL
Series REGS
3.950% due 09/16/27 (Þ) 213 202
Celanese Holdings LLC
0.625% due 09/10/28 325 310
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 179
Chile Government International Bond
4.850% due 01/22/29 684 683
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 272 276
Colombia Government International
Bond
8.000% due 11/14/35 433 451
8.750% due 11/14/53 293 311
Costa Rica Government International
Bond
Series REGS
6.550% due 04/03/34 (Þ) 298 308
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (Æ)(Ø)(Þ) 200 16
Credit Agricole SA
Series REGS
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 178
Crown European Holdings SA
4.500% due 01/15/30 (Þ) 100 109

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 03/15/29 (Þ) 100 111
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 329 327
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 203
Dominican Republic Government
International Bond
7.050% due 02/03/31 (Þ) 200 210
Series REGS
7.050% due 02/03/31 (Þ) 657 690
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 301 203
10.236% due 07/31/30 (Þ) 163 83
5.493% due 07/31/35 (~)(Ê)(Þ) 246 130
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 578 465
8.500% due 01/31/47 (Þ) 416 313
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 121
Empresa Nacional del Petroleo
5.950% due 07/30/34 (Þ) 200 200
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 118 112
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 116 98
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 167
First Majestic Silver Corp.
0.375% due 01/15/27 2,235 1,879
FMG Resources (August 2006) Pty.,
Ltd.
4.375% due 04/01/31 (Þ) 306 277
Fresenius Medical Care US Finance
II, Inc.
Series REGS
2.375% due 02/16/31 (Þ) 438 355
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Æ)(Ê) (Ø)
(Þ) 503 256
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) 122 120
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 101
Series REGS
2.625% due 02/01/29 (Þ) 100 101
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 174 162
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greensaif Pipelines Bidco SARL
5.853% due 02/23/36 (Þ) 264 265
6.103% due 08/23/42 (Þ) 200 200
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 406
GUSAP III, LP
Series REGS
4.250% due 01/21/30 (Þ) 200 189
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 770 821
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 321 315
Series REGS
6.125% due 05/22/28 (Þ) 204 209
3.125% due 09/21/51 (Þ) 312 199
Indonesia Government International
Bond
4.550% due 01/11/28 210 208
3.550% due 03/31/32 809 737
5.650% due 01/11/53 400 409
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 159
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 248
Series REGS
2.250% due 03/15/29 (Þ) 276 276
Itau Unibanco Holding SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.222%)(Ê)(ƒ)(Þ) 200 196
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 299 289
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 46
Series REGS
7.500% due 01/13/29 (Þ) 326 323
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 202 192
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 172
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Æ)(Ø)(Þ) 89 6
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,578 110
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 226 193
Mexico Government International
Bond
6.000% due 05/07/36 438 436

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 01/23/46 200 157
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 176
Nemak SAB de CV
Series REGS
3.625% due 06/28/31 (Þ) 200 159
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) 150 165
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 199
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 721 589
NIO, Inc.
0.500% due 02/01/27 564 539
OCP SA
7.500% due 05/02/54 (Þ) 355 367
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) 110 109
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 876 910
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 169
Pakistan Government International
Bond
Series REGS
6.000% due 04/08/26 200 181
8.875% due 04/08/51 (Þ) 200 150
Panama Government International
Bond
2.252% due 09/29/32 408 301
4.500% due 04/16/50 767 529
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 203
Peruvian Government International
Bond
2.783% due 01/23/31 564 488
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 784 88
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 266
Petroleos Mexicanos
6.375% due 01/23/45 70 47
Series WI
6.750% due 09/21/47 1,192 807
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 648 551
3.404% due 04/28/61 (Þ) 200 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philippine Government International
Bond
5.170% due 10/13/27 646 650
1.950% due 01/06/32 300 246
Qatar Government International Bond
4.625% due 05/29/29 (Þ) 200 202
Series REGS
4.500% due 04/23/28 (Þ) 784 783
Republic of Guatemala Government
International Bond
6.050% due 08/06/31 (Þ) 200 200
6.550% due 02/06/37 (Þ) 200 201
Republic of Poland Government
International Bond
4.625% due 03/18/29 89 89
5.125% due 09/18/34 221 222
5.500% due 03/18/54 353 348
Republic of Serbia Government
International Bond
6.000% due 06/12/34 (Þ) 232 231
Republic of South Africa Government
International Bond
5.875% due 04/20/32 308 292
5.750% due 09/30/49 641 494
Republic of Turkey Government
International Bond
7.125% due 07/17/32 302 301
Republic of Uzbekistan Government
International Bond
6.900% due 02/28/32 (Þ) 200 196
Republic of Zambia Government
International Bond
7.500% due 06/30/31 (~)(Ê)(Þ) 66 58
0.500% due 12/31/53 (Þ) 124 62
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 76 77
7.125% due 01/17/33 (Þ) 154 165
6.375% due 01/30/34 (Þ) 176 179
Series REGS
4.000% due 02/14/51 (Þ) 452 318
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 160 168
Saudi Arabian Oil Co.
5.875% due 07/17/64 (Þ) 370 363
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 907 902
Series REGS
5.750% due 01/16/54 (Þ) 400 392
Sea, Ltd.
0.250% due 09/15/26 2,191 1,929
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 145
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (Æ)(Ø)(Þ) 200 11
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 500 499
Societe Generale SA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.153%)(Ê)(ƒ)(Þ) 200 195
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 200 197
SPCM SA
3.375% due 03/15/30 (Þ) 400 344
SSR Mining Inc
2.500% due 04/01/39 1,270 1,161
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 216
Series REGS
7.250% due 04/15/36 (Þ) 150 162
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 170
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 166
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 200 191
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 200
Turkey Government International Bond
9.125% due 07/13/30 200 221
UBS Group AG
Series REGS
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 167
Ukraine Government International
Bond
Series REGS
8.994% due 02/01/26 (~)(Æ)(Ê) (Ø)
(Þ) 200 73
7.750% due 09/01/29 (~)(Æ)(Ê) (Ø) 219 70
9.750% due 11/01/30 (~)(Æ)(Ê)
(Þ) (Ø) 565 189
United Arab Emirates International
Government Bond
4.857% due 07/02/34 (Þ) 259 262
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 182
Uruguay Government International
Bond
5.750% due 10/28/34 605 641
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 332 56
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 19
Wix.com, Ltd.
0.000% due 08/15/25 987 928
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
46,313
Non-US Bonds - 2.1%
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 109
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 210
Aston Martin Capital Holdings Ltd
Series REGS
10.375% due 03/31/29 (Þ) GBP 100 129
Australia & New Zealand Banking
Group, Ltd.
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 100 112
Aviva PLC
6.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.649%)(Ê)
(ƒ)(Þ) GBP 200 249
AXA SA
6.375% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.841%)(Ê)(ƒ)(Þ) EUR 100 112
Banco BPM SpA
2.875% due 06/29/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.170%)(Ê)(Þ) EUR 150 157
Banco Santander SA
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.432%)(Ê)(ƒ)(Þ) EUR 200 221
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 105
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 100 103
Barclays PLC
8.500% due 12/31/99 (GBP Swap
[versus SONIA] 5 Year Rate +
4.881%)(Ê)(ƒ) GBP 200 258
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 211
BCP V Modular Services Finance II
PLC
Series REGS
6.750% due 11/30/29 (Þ) EUR 100 92
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 214
CaixaBank SA
Series .
5.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.346%)(Ê)(ƒ)(Þ) EUR 200 215
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 200 204

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 369
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 194
Deutsche Bank AG
4.500% due 04/30/27 (EURIBOR
ICE Swap Rate + 4.552%)(Ê)(Þ) EUR 200 197
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 254
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 182
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 300 289
Eurofins Scientific SE
0.875% due 05/19/31 (Þ) EUR 200 176
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 106
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 184 175
Grupo Antolin-Irausa SA
10.375% due 01/30/30 (Þ) EUR 165 178
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 106
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 298
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 (Þ) EUR 100 101
Koninklijke KPN NV
Series .
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 200 214
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 200 175
Lloyds Banking Group PLC
8.500% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.143%)(Ê)(ƒ) GBP 200 266
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 300 322
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 367 462
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 209 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Bank of Greece SA
Series GMTN
5.875% due 06/28/35 (EURIBOR
ICE Swap Rate + 3.154%)(Ê)(Þ) EUR 100 113
Nexans SA
4.250% due 03/11/30 (Þ) EUR 100 109
Nexi SpA
2.747% due 02/24/28 EUR 100 92
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 100 100
Nokia OYJ
4.375% due 08/21/31 (Þ) EUR 100 112
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 100 104
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)
(ƒ)(Þ) GBP 100 94
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 106
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 234
ProGroup AG
5.125% due 04/15/29 (Þ) EUR 143 155
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê)(Þ) GBP 100 113
Rexel SA
2.125% due 12/15/28 (Þ) EUR 250 250
Rothesay Life PLC
5.000% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.873%)(Ê)
(ƒ)(Þ) GBP 200 200
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 100
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 200 210
TDC Net A/S
Series EMTN
6.500% due 06/01/31 (Þ) EUR 100 117
Telecom Italia SpA
2.375% due 10/12/27 (Þ) EUR 100 103
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 194
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 106

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (~)(Ê)(ƒ) EUR 100 101
TMNL Holding BV
Series REGS
3.750% due 01/15/29 (Þ) EUR 200 208
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 203
UnipolSai Assicurazioni SpA
3.875% due 03/01/28 (Þ) EUR 200 215
United Group BV
Series REGS
5.250% due 02/01/30 (Þ) EUR 200 214
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 99
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 98
Verallia SA
1.875% due 11/10/31 (Þ) EUR 300 283
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 408 442
Volvo Car AB
4.250% due 05/31/28 (Þ) EUR 100 109
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 291
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 100 103
Zegona Finance PLC
Series 144a
6.750% due 07/15/29 (Þ) EUR 100 110
ZF Finance GmbH
2.250% due 05/03/28 (Þ) EUR 200 199
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 (Þ) EUR 100 95
3.375% due 02/28/30 EUR 50 47
12,417
Total Long-Term Investments
(cost $132,953) 133,994
Common Stocks - 64.6%
Consumer Discretionary - 8.2%
Abercrombie & Fitch Co. Class A(Æ) 457 67
Aisin Corp. 8,300 283
Alibaba Group Holding, Ltd. 105,608 1,040
Alibaba Group Holding, Ltd. - ADR 5,405 426
Amazon.com, Inc.(Æ) 15,423 2,884
Autoliv , Inc. 7,695 778
AutoNation, Inc.(Æ) 1,095 209
AutoZone, Inc.(Æ) 481 1,507
Axon Enterprise, Inc.(Æ) 846 254
Best Buy Co., Inc. 1,796 155
BJ's Wholesale Club Holdings, Inc.(Æ) 2,130 187
Boot Barn Holdings, Inc.(Æ) 1,238 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boyd Gaming Corp. 3,957 241
BYD Co., Ltd. Class H 6,500 192
Caesars Entertainment, Inc.(Æ) 4,341 173
Cava Group, Inc.(Æ) 1,152 97
Celestica, Inc.(Æ) 3,535 185
Cie Financiere Richemont SA Class A 10,694 1,629
Comcast Corp. Class A 10,386 429
Costco Wholesale Corp. 606 498
Curtiss-Wright Corp. 701 207
Davide Campari-Milano NV 54,500 492
Diageo PLC 26,568 827
DiDi Global, Inc. - ADR(Æ) 15,542 57
Dollar General Corp. 569 69
DR Horton, Inc. 1,652 297
Ferrari NV 627 258
FirstCash Holdings, Inc. 6,365 710
Foschini Group, Ltd. (The) 15,549 115
Freshpet , Inc.(Æ) 1,476 180
Galaxy Entertainment Group, Ltd. 63,000 263
Games Workshop Group PLC 1,909 253
Garmin, Ltd. 1,216 208
Geely Automobile Holdings, Ltd. 188,496 191
General Motors Co. 3,615 160
Genuine Parts Co. 764 112
Gildan Activewear , Inc. Class A 22,324 908
Grand Canyon Education, Inc.(Æ) 1,352 211
H World Group, Ltd. - ADR 5,059 152
Home Depot, Inc. (The) 1,401 516
Honda Motor Co., Ltd. 30,600 328
Howden Joinery Group PLC 18,600 225
Hugo Boss AG 3,667 146
Hyundai Department Store Co., Ltd. 11,246 384
Hyundai Motor Co. 1,850 337
Industria de Diseno Textil SA 21,522 1,043
InterContinental Hotels Group PLC 8,638 870
J Jill, Inc. 1,462 56
JD.com, Inc. - ADR 8,263 218
JD.com, Inc. Class A 40,550 534
Kia Corp. 2,875 233
Komeri Co., Ltd. 5,000 123
K's Holdings Corp. 6,400 69
Kuaishou Technology(Æ)(Þ) 83,700 465
Kyocera Corp. 41,000 519
Lennar Corp. Class A 1,563 277
Li Auto, Inc. Class A(Æ) 5,500 54
Li Auto, Inc. - ADR(Æ)(Ñ) 6,078 120
Lincoln Educational Services Corp.(Æ) 5,529 78
Lojas Renner SA 56,332 132
LVMH Moet Hennessy Louis Vuitton
SE
2,941 2,073
Magnite , Inc.(Æ) 7,554 110
Mahindra & Mahindra, Ltd. 42,462 1,479
Makita Corp. 11,500 376
McDonald's Corp. 3,287 872
Meituan Class B(Æ)(Þ) 17,200 238
MercadoLibre , Inc.(Æ) 203 339
Michelin (CGDE) 26,780 1,060
Moncler SpA 9,529 568

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mr Price Group, Ltd. 8,055 96
Murata Manufacturing Co., Ltd. 18,800 416
Netflix, Inc. Class B(Æ) 1,074 675
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
8,621 542
Next PLC 7,278 850
Nidec Corp. 20,900 927
Nike, Inc. Class B 11,138 834
NVR, Inc.(Æ) 30 258
Omnicom Group, Inc. 1,814 178
Omron Corp. 7,900 291
Oriental Holdings BHD 49,867 75
PDD Holdings, Inc. - ADR(Æ) 2,411 311
PulteGroup, Inc. 1,764 233
Ross Stores, Inc. 1,178 169
Rush Street Interactive, Inc.(Æ) 13,741 138
Scout24 SE(Þ) 2,462 195
Seria Co., Ltd. 3,900 89
SJM Holdings, Ltd.(Æ) 380,000 123
Spectris PLC 30,871 1,205
Strategic Education, Inc. 600 63
Stride, Inc.(Æ) 2,686 204
Subaru Corp. 3,100 61
Tencent Holdings, Ltd. 68,966 3,184
Tencent Holdings, Ltd. - ADR 16,288 750
TJX Cos., Inc. (The) 11,392 1,288
Toyoda Gosei Co., Ltd. 5,800 107
Toyota Industries Corp. 5,700 476
Tractor Supply Co. 732 193
Transcat , Inc.(Æ) 516 59
United Arrows, Ltd. 5,300 75
Universal Music Group NV 21,241 505
Universal Technical Institute, Inc.(Æ) 9,411 178
Walmart, Inc. 5,553 381
Wayfair, Inc. Class A(Æ) 7,159 390
Wingstop , Inc. 284 106
Wolters Kluwer NV 1,262 212
Wuliangye Yibin Co., Ltd. Class A 9,350 164
Xebio Holdings Co., Ltd. 5,200 42
Yamaha Corp. 32,800 783
Zalando SE(Æ)(Þ) 25,367 650
48,387
Consumer Staples - 2.8%
Adecoagro SA 20,680 200
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
6,865 136
Altria Group, Inc. 2,753 135
Amorepacific Corp. 639 84
Archer-Daniels-Midland Co. 3,142 195
Astarta Holding PLC 17,362 136
Barry Callebaut AG 62 100
Beiersdorf AG 1,101 160
BIM Birlesik Magazalar AS 23,037 435
British American Tobacco PLC 4,731 168
Campbell Soup Co. 3,019 142
Carrefour SA 30,246 451
Casey's General Stores, Inc. 567 220
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chocoladefabriken Lindt & Spruengli
AG
16 312
Church & Dwight Co., Inc. 1,714 168
CK Hutchison Holdings, Ltd. Class B 155,000 816
Clorox Co. (The) 928 122
Coca-Cola Co. (The) 4,819 322
Coca-Cola HBC AG 5,712 208
Colgate-Palmolive Co. 1,771 176
Conagra Brands, Inc. 4,314 131
CVS Health Corp. 3,880 234
Dino Polska SA(Æ)(Þ) 1,902 169
First Pacific Co., Ltd. 426,000 189
First Resources, Ltd. 297,997 330
Flowers Foods, Inc. 4,941 111
General Mills, Inc. 2,005 135
Genting Plantations Bhd 48,600 60
Golden Agri-Resources, Ltd. 3,905,400 804
Grocery Outlet Holding Corp.(Æ) 11,198 219
GS Holdings Corp. 6,234 222
Haleon PLC 238,603 1,072
Henkel AG & Co. KGaA 2,776 215
Hershey Co. (The) 760 150
Imperial Tobacco Group PLC 5,617 155
Indofood Sukses Makmur Tbk PT 151,100 57
Ingredion, Inc. 1,420 177
Jeronimo Martins SGPS SA 6,163 108
JM Smucker Co. (The) 1,080 127
Kao Corp. 10,200 448
Kato Sangyo Co., Ltd. 2,400 68
Kellanova 1,879 109
Kimberly-Clark Corp. 1,603 216
Kirin Holdings Co., Ltd. 31,600 448
Koninklijke Ahold Delhaize NV 4,689 151
Kraft Heinz Co. (The) 3,366 119
Kroger Co. (The) 6,225 339
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
LG Household & Health Care, Ltd. 413 106
L'Oreal SA 733 317
Mondelez International, Inc. Class A 2,470 169
Monster Beverage Corp.(Æ) 2,631 135
Morinaga Milk Industry Co., Ltd. 8,652 208
Nomad Foods, Ltd. 57,252 1,094
PepsiCo, Inc. 6,504 1,123
Philip Morris International, Inc. 2,238 258
Procter & Gamble Co. (The) 3,823 615
Raia Drogasil SA 57,306 280
Reynolds Consumer Products, Inc. 5,358 149
Sysco Corp. 2,158 165
Tyson Foods, Inc. Class A 1,788 109
Unilever PLC 6,036 370
Walgreens Boots Alliance, Inc. 7,017 83
WH Group, Ltd.(Þ) 165,000 107
16,537
Energy - 1.9%
AltaGas , Ltd. 5,744 137
Baker Hughes Co. 21,119 818
Bharat Petroleum Corp., Ltd. 25,425 107

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cenovus Energy, Inc. 41,451 835
Chevron Corp. 2,185 351
Eaton Corp. PLC 787 240
Exxon Mobil Corp. 4,600 545
Fission Uranium Corp.(Æ) 171,116 144
Gazprom PJSC(Æ)(Š) 332,583 —
Japan Petroleum Exploration Co., Ltd. 3,800 158
Kinder Morgan, Inc. 18,100 382
Lukoil PJSC(Æ)(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 21,097 801
Newpark Resources, Inc.(Æ) 10,769 89
Petroleo Brasileiro SA - ADR 47,934 684
Phillips 66 1,281 186
Range Resources Corp. 15,679 490
Reliance Industries, Ltd. 18,435 666
Saudi Arabian Oil Co.(Þ) 83,351 613
Schneider Electric SE 3,485 838
Shell PLC 6,719 245
Sinopec Engineering Group Co., Ltd.
Class H
125,000 80
Southwestern Energy Co.(Æ) 129,919 838
Targa Resources Corp. 2,976 403
Teck Resources, Ltd. Class B 11,864 582
TotalEnergies SE 3,977 268
Tullow Oil PLC(Æ) 213,313 84
Valaris , Ltd.(Æ) 1,472 116
Weatherford International PLC 1,922 227
YPF SA - ADR(Æ) 16,260 324
11,251
Financial Services - 15.7%
ABN AMRO Bank NV(Þ) 22,226 387
Absa Group, Ltd. 35,702 313
Advance Residence Investment Corp.
(ö)
38 80
Aedifica SA(ö) 3,693 235
Aflac, Inc. 3,357 320
AIA Group, Ltd. 235,000 1,566
Air Lease Corp. Class A 16,763 832
Akbank TAS 145,079 271
Al Rajhi Bank 9,290 212
Allianz SE 1,398 394
Alpha FX Group PLC(Þ) 5,429 181
Alpha Services and Holdings SA 196,222 362
Amadeus IT Group SA Class A 3,505 230
American Express Co. 884 224
American Homes 4 Rent Class A(ö) 4,080 147
American Tower Corp.(ö) 1,694 373
Americold Realty Trust, Inc.(ö) 13,303 398
Arch Capital Group, Ltd.(Æ) 2,981 286
ARGAN SA(ö) 1,319 108
Assicurazioni Generali SpA 6,918 179
Assurant, Inc. 935 164
Axis Bank, Ltd. 16,349 228
Baloise Holding AG 879 158
Bank Central Asia Tbk PT 1,298,422 824
Bank Mandiri Persero Tbk PT 2,052,092 812
Bank of America Corp. 17,109 690
Bank of Ireland Group PLC 49,394 558
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of New York Mellon Corp. (The) 3,102 202
Bank Rakyat Indonesia Persero Tbk PT 1,209,564 349
BDO Unibank , Inc. 274,912 643
Berkshire Hathaway, Inc. Class B(Æ) 1,942 852
BGC Group, Inc. Class A 145,134 1,337
Big Yellow Group PLC(ö) 10,673 166
BlackRock, Inc. Class A 207 181
BNP Paribas SA 6,005 411
Boardwalk Real Estate Investment
Trust(ö)
18,011 1,018
Brixmor Property Group, Inc.(ö) 34,400 876
Brown & Brown, Inc. 1,996 198
Camden Property Trust(ö) 2,465 273
CapitaLand Integrated Commercial
Trust Class A(ö)
236,500 369
Catena AB 5,089 259
Charles Schwab Corp. (The) 13,345 870
Charter Hall Group(ö) 26,764 223
China Construction Bank Corp. Class
H
471,694 329
China International Capital Corp., Ltd.
Class H(Þ)
105,200 117
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
73,300 89
China Resources Land, Ltd. 94,000 282
Chubb, Ltd. 1,269 350
Citigroup, Inc. 8,335 541
Clarivate PLC(Æ) 114,015 768
CME Group, Inc. Class A 8,805 1,706
Commerce Bancshares, Inc. 2,528 164
Core Scientific Inc.(Æ) 8,655 84
Country Garden Services Holdings
Co., Ltd.
301,000 181
Cresud SA - ADR 5,544 43
Crown Castle, Inc.(ö) 8,328 917
Dai-ichi Life Holdings, Inc. 4,500 138
Derwent London PLC(ö) 2,444 72
Digital Core REIT Management Pte ,
Ltd.(ö)
201,600 115
Digital Realty Trust, Inc.(ö) 13,738 2,054
Dime Community Bancshares, Inc. 27,019 683
DNB Bank ASA 7,554 156
Equinix , Inc.(ö) 1,191 941
Equities AB 18,395 595
Equity Commonwealth(Æ)(ö) 46,946 956
Equity LifeStyle Properties, Inc. Class
A(ö)
2,764 190
Essex Property Trust, Inc.(ö) 3,294 917
Etalon Group PLC - GDR(Æ)(Š)(Þ) 185,343 —
Eurobank Ergasias SA 91,049 209
Extra Space Storage, LP(ö) 5,513 880
Fastighets AB Balder Class B(Æ) 41,661 306
Federal Agricultural Mortgage Corp.
Class C
648 134
Fidelis Insurance Holdings, Ltd. 53,249 947
Fidelity National Financial, Inc. 3,312 184
FinecoBank Banca Fineco SpA 23,980 407
First American Financial Corp. 2,298 139
FirstRand, Ltd. 108,311 486
Frasers Centrepoint Trust(ö) 161,000 267
FTAI Aviation, Ltd. 5,113 570

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Globe Life Inc. 1,420 132
GLP J-REIT(ö) 325 286
Goodman Group(ö) 42,963 994
GPT Group (The)(ö) 35,682 109
Grainger PLC 63,116 196
Grupo Financiero Banorte SAB de CV
Class O
16,756 126
Grupo Financiero Galicia SA - ADR(Ñ) 2,525 73
Hachijuni Bank, Ltd. (The) 18,400 131
Haci Omer Sabanci Holding AS 18,435 55
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386 323
Hana Financial Group, Inc. 8,425 395
Hankook Technology Group Co., Ltd. 18,367 210
Hannover Rueck SE 709 176
Hanover Insurance Group, Inc. (The) 1,181 162
Hartford Financial Services Group, Inc. 2,282 253
HDFC Bank, Ltd. 58,812 1,133
HDFC Bank, Ltd. - ADR 8,903 534
Healthcare Realty Trust, Inc.(ö) 33,737 597
Healthpeak Properties, Inc.(ö) 18,391 401
Helvetia Holding AG 1,068 159
Highwoods Properties, Inc.(ö) 8,475 262
Hirogin Holdings, Inc. 20,100 163
Hokuhoku Financial Group, Inc. 11,300 159
Hong Kong Exchanges & Clearing,
Ltd.
4,200 124
Host Hotels & Resorts, Inc.(ö) 20,439 358
HSBC Holdings PLC 62,809 568
ICICI Bank, Ltd. 23,663 345
ICICI Bank, Ltd. - ADR 51,857 1,510
Independent Bank Corp. 4,563 158
Industrial & Commercial Bank of
China, Ltd. Class H
617,000 342
Ingenia Communities Group(ö) 98,067 339
Intercontinental Exchange, Inc. 1,321 200
Invincible Investment Corp.(ö) 488 222
Invitation Homes, Inc.(ö) 44,729 1,578
Iron Mountain, Inc.(ö) 9,088 932
Itau Unibanco Holding SA - ADR 43,202 260
Japan Hotel REIT Investment Corp.(ö) 309 158
JPMorgan Chase & Co. 4,224 899
Kasikornbank PCL 46,100 170
KB Financial Group, Inc. 12,160 774
KE Holdings, Inc. - ADR 47,190 654
Kemper Corp. 21,031 1,347
Kenedix Office Investment Corp. Class
A(ö)
185 190
Kimco Realty Corp.(ö) 25,052 544
Klepierre SA(ö) 11,407 326
Korean Reinsurance Co. 27,961 169
Land Securities Group PLC(ö) 21,429 175
LEG Immobilien SE 3,572 312
Link REIT(ö) 41,500 174
London Stock Exchange Group PLC 6,423 783
LondonMetric Property PLC(ö) 85,206 221
Longfor Group Holdings, Ltd.(Þ) 455,000 585
LSR Group PJSC(Æ)(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 887 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macrotech Developers, Ltd.(Þ) 7,903 124
Mandatum OYJ 3,103 14
Mapletree Logistics Trust(ö) 111,900 108
Marsh & McLennan Cos., Inc. 3,603 802
MasterCard, Inc. Class A 6,274 2,909
Mebuki Financial Group, Inc. 24,500 103
MGIC Investment Corp. 8,222 204
Mitsubishi Estate Co., Ltd. 32,699 556
Mitsui Fudosan Co., Ltd. 85,000 880
Mitsui Fudosan Logistics Park, Inc.(ö) 65 183
Morgan Stanley 1,729 178
Moscow Exchange MICEX-RTS
PJSC(Æ)(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
538 265
National Bank Holdings Corp. Class A 3,184 133
National Bank of Greece SA 15,323 135
National Storage REIT(ö) 132,414 215
NatWest Group PLC 139,302 657
Nishi-Nippon Financial Holdings, Inc. 14,800 203
Nomura Real Estate Master Fund, Inc.
(ö)
227 223
North Pacific Bank, Ltd. 37,000 126
Northern Trust Corp. 1,397 124
Old Republic International Corp. 5,205 180
Omega Healthcare Investors, Inc.(ö) 2,747 100
Parkway Life Real Estate Investment
Trust(ö)
84,700 230
Perella Weinberg Partners 15,084 285
Ping An Insurance Group Co. of China,
Ltd. Class H
306,267 1,326
Piraeus Financial Holdings SA 21,630 91
PNC Financial Services Group, Inc.
(The)
841 152
Popular, Inc. 7,289 748
Primerica, Inc. 707 178
Progressive Corp. (The) 1,600 343
Prologis, LP(ö) 21,672 2,732
Prosperity Bancshares, Inc. 4,006 291
Public Storage(ö) 2,784 824
Raymond James Financial, Inc. 1,214 141
Realty Income Corp.(ö) 21,669 1,244
RELX PLC 4,688 221
Resona Holdings, Inc. 80,400 583
Ringkjoebing Landbobank A/S 1,318 234
Safestore Holdings PLC(ö) 29,966 311
Sampo OYJ Class A 3,103 136
Samsung Fire & Marine Insurance Co.,
Ltd.
963 261
Sberbank of Russia PJSC(Æ)(Š) 334,627 —
Segro PLC(ö) 62,979 743
SGS SA 1,745 191
Shriram Transport Finance Co., Ltd. 5,929 208
Simon Property Group, Inc.(ö) 10,965 1,682
Skyward Specialty Insurance Group,
Inc.(Æ)
2,133 84
Sprott , Inc. 3,603 161
Stockland(ö) 129,614 392
Sumitomo Mitsui Financial Group, Inc. 3,700 268
Sumitomo Mitsui Trust Holdings, Inc. 20,100 507

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Realty & Development Co.,
Ltd.
14,300 472
Sun Communities, Inc.(ö) 7,039 892
Sun Hung Kai Properties, Ltd. 41,500 361
Swiss Life Holding AG 240 184
Swiss Re AG 5,296 653
Swissquote Group Holding SA 941 300
T Rowe Price Group, Inc. 1,150 131
TAG Immobilien AG(Æ) 11,753 177
Talanx AG 2,289 174
Travelers Cos., Inc. (The) 955 207
Turkiye Garanti Bankasi AS 56,831 213
UDR, Inc.(ö) 20,055 804
Unibail - Rodamco -Westfield(ö) 4,691 351
UNITE Group PLC (The)(ö) 7,835 96
United Urban Investment Corp.(ö) 252 241
Unum Group 3,348 193
VGP NV 471 51
VICI Properties, Inc.(ö) 30,424 951
Visa, Inc. Class A 2,331 619
Vonovia SE 16,860 518
VTB Bank PJSC(Æ)(Š) 58,930 —
Warehouses De Pauw CVA(ö) 7,402 201
Welltower , Inc.(ö) 23,783 2,646
Willis Towers Watson PLC 570 161
WR Berkley Corp. 3,174 175
Yellow Cake PLC(Æ)(Þ) 45,714 327
Yoma Strategic Holdings, Ltd.(Æ) 978,808 89
Yuanta Financial Holding Co., Ltd. 711,690 714
Zurich Insurance Group AG 692 381
92,551
Health Care - 6.5%
Abbott Laboratories 2,502 265
AbbVie, Inc. 2,912 540
ADMA Biologics, Inc.(Æ) 34,518 424
Alcon, Inc. 5,058 478
Amgen, Inc. 1,329 442
Artivion , Inc.(Æ) 2,326 63
Aspen Pharmacare Holdings, Ltd. 4,329 60
Astellas Pharma, Inc. 21,200 248
AstraZeneca PLC 10,802 1,713
Aurobindo Pharma, Ltd. 34,451 590
Avid Bioservices , Inc.(Æ) 8,457 88
Bangkok Dusit Medical Services PCL 812,400 599
Becton Dickinson & Co. 2,547 614
BioLife Solutions, Inc.(Æ) 6,434 154
Blueprint Medicines Corp.(Æ) 560 61
Boston Scientific Corp.(Æ) 2,952 218
Bristol-Myers Squibb Co. 6,161 293
Cencora , Inc. Class A 832 198
Centene Corp.(Æ) 2,655 204
Chemed Corp. 250 142
ChemoMetec A/S 3,364 186
Chong Kun Dang Pharmaceutical Corp. 714 58
Cigna Group (The) 1,311 457
Cooper Cos, Inc. (The)(Æ) 5,924 553
Crinetics Pharmaceuticals, Inc.(Æ) 2,995 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danaher Corp. 4,054 1,123
Elevance Health, Inc. 918 488
Eli Lilly & Co. 1,237 995
Encompass Health Corp. 2,456 228
Enovis Corp. Class W(Æ) 24,496 1,167
EssilorLuxottica SA 740 169
Euroapi SA(Æ)(Ñ) 50,477 203
Eurofins Scientific SE 9,569 567
GeneDx Holdings Corp.(Æ) 5,951 195
Gerresheimer AG 2,615 271
Gilead Sciences, Inc. 3,331 253
GSK Finance No. 3 PLC 9,762 189
H.U. Group Holdings, Inc. 1,900 34
Halozyme Therapeutics, Inc.(Æ) 12,873 711
HCA Healthcare, Inc. 573 208
Henry Schein, Inc.(Æ) 1,648 118
Humana, Inc. 295 107
Innovent Biologics, Inc.(Æ)(Þ) 134,000 666
Innoviva , Inc.(Æ) 16,934 319
Insmed , Inc.(Æ) 1,482 108
Intra-Cellular Therapies, Inc. Class
A(Æ)
1,552 122
iRadimed Corp. 1,299 61
Japan Lifeline Co., Ltd. 13,000 100
Johnson & Johnson 9,673 1,527
Kyorin Pharmaceutical Co., Ltd. 32,200 369
Lifco AB Class B 11,582 343
Ligand Pharmaceuticals, Inc. Class
B(Æ)
1,207 131
Madrigal Pharmaceuticals, Inc.(Æ) 220 63
McKesson Corp. 368 227
Medipal Holdings Corp. 5,000 91
Medtronic PLC 9,827 789
Merck & Co., Inc. 4,223 478
Merck KGaA 730 131
Molina Healthcare, Inc.(Æ) 568 194
Natera , Inc.(Æ) 1,736 178
Nippon Shinyaku Co., Ltd. 5,200 119
Novartis AG 3,825 429
Novo Nordisk A/S Class B 30,510 4,043
Pfizer, Inc. 9,564 292
Qiagen NV(Æ) 5,891 263
Quest Diagnostics, Inc. 933 133
RadNet , Inc.(Æ) 6,448 385
Recordati SpA 3,154 172
Regeneron Pharmaceuticals, Inc.(Æ) 188 203
Roche Holding AG 2,145 707
RxSight , Inc.(Æ) 4,452 204
Sandoz Group AG 765 33
Sanofi SA 11,521 1,185
Sartorius Stedim Biotech 985 195
Sawai Group Holdings Co., Ltd. 4,000 176
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
13,649 484
Siemens Healthineers AG(Þ) 10,764 578
Sinopharm Group Co., Ltd. Class H 20,400 48
Smith & Nephew PLC 33,025 477
Solventum Corp.(Æ) 593 35
Straumann Holding AG 1,649 213

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stryker Corp. 558 183
Suzuken Co., Ltd. 6,900 251
Tarsus Pharmaceuticals, Inc.(Æ) 3,046 74
Tenet Healthcare Corp.(Æ) 5,799 868
Thermo Fisher Scientific, Inc. 450 276
Toho Holdings Co., Ltd. 4,400 128
TransMedics Group, Inc.(Æ) 792 113
Twist Bioscience Corp.(Æ) 998 56
UCB SA 1,830 306
UFP Technologies, Inc.(Æ) 688 221
United Therapeutics Corp.(Æ) 498 156
UnitedHealth Group, Inc. 3,479 2,004
Universal Health Services, Inc. Class B 1,003 214
Vaxcyte , Inc.(Æ) 1,301 103
Vertex Pharmaceuticals, Inc.(Æ) 443 220
Viking Therapeutics, Inc.(Æ) 1,564 89
West Pharmaceutical Services, Inc. 1,149 352
Zoetis, Inc. Class A 4,908 884
38,602
Materials and Processing - 6.3%
AddTech AB Class B 17,298 557
Advanced Drainage Systems, Inc. 322 57
Air Liquide SA Class A 1,452 265
Air Products & Chemicals, Inc. 435 115
Aluminum Corp. of China, Ltd. Class A 230,300 220
Aluminum Corp. of China, Ltd. Class
H
480,000 269
Amcor PLC 12,264 129
Anglo American Platinum, Ltd. 31,123 1,207
Anglo American PLC 18,385 553
Anglogold Ashanti PLC 27,562 774
AptarGroup, Inc. 1,287 189
Arcadium Lithium PLC(Æ) 43,567 139
ArcelorMittal SA 27,958 631
Aris Mining Corp.(Æ) 68,109 304
Artemis Gold, Inc.(Æ) 44,907 383
Asahi Kasei Corp. 36,000 261
Ashland, Inc. 7,664 741
Atlas Arteria, Ltd. 126,740 434
AZEK Co., Inc. (The)(Æ) 3,462 155
Babcock International Group PLC 56,214 385
Barrick Gold Corp. 30,598 566
Bear Creek Mining Corp.(Æ) 109,903 27
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A
42,900 77
Carrier Global Corp. 10,869 740
CCR SA 45,583 100
Cemex SAB de CV - ADR 39,419 253
Copart , Inc.(Æ) 5,344 280
Daikin Industries, Ltd. 1,100 159
Dundee Corp. Class A(Æ) 33,422 33
DuPont de Nemours, Inc. 2,069 173
Eagle Materials, Inc. 213 58
Ecolab, Inc. 819 189
EMS- Chemie Holding AG 200 167
Equinox Gold Corp.(Æ) 134,961 758
ERO Copper Corp.(Æ)(Ñ) 29,985 585
Fabrinet (Æ) 260 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fastenal Co. 2,423 171
Ferguson PLC 909 202
First Quantum Minerals, Ltd. 25,207 309
Freeport-McMoRan, Inc. 12,298 558
Fresnillo PLC 19,267 145
Gabriel Resources, Ltd.(Æ) 802,802 9
Geberit AG 1,100 700
Gerdau SA - ADR 25,038 81
Givaudan SA 57 279
Gold Fields, Ltd. - ADR 28,139 483
Graphic Packaging Holding Co. 6,845 206
Harmony Gold Mining Co., Ltd. - ADR 25,619 249
Holcim AG 3,224 302
Impala Platinum Holdings, Ltd. 242,426 1,236
International Paper Co. 3,150 146
International Tower Hill Mines, Ltd.
(Æ)
104,920 47
Ivanhoe Mines, Ltd. Class A(Æ) 40,450 529
K+S AG 56,381 728
Knife River Corp.(Æ) 1,526 121
Kronos Worldwide, Inc. 25,741 308
Kuraray Co., Ltd. 10,300 127
Linde PLC 3,459 1,569
Lintec Corp. 5,800 131
LKQ Corp. 2,576 107
Lotte Chemical Corp. 3,452 254
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 22
LyondellBasell Industries NV Class A 1,791 178
MHP SE - GDR(Æ)(Þ) 69,777 255
Modine Manufacturing Co.(Æ) 1,503 177
Mondi PLC 7,834 153
NewMarket Corp. 291 163
Newmont Corp. 28,101 1,372
Nippon Shokubai Co., Ltd. 17,000 185
Northern Dynasty Minerals, Ltd.(Æ) 302,827 118
NovaGold Resources, Inc.(Æ) 92,375 442
Novozymes A/S Class B 11,094 707
Nucor Corp. 952 155
Oji Holdings Corp. 23,400 100
Pack Corp. (The) 3,000 79
Packaging Corp. of America 1,081 216
Pan American Silver Corp. 2,912 67
Perpetua Resources Corp.(Æ) 31,042 211
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,131 144
Promotora y Operadora de
Infraestructura SAB de CV
14,183 133
Rayonier Advanced Materials, Inc.(Æ) 130,049 865
Reliance Steel & Aluminum Co. 914 278
Rengo Co., Ltd. 7,000 49
Rio Tinto PLC 8,145 527
Royal Gold, Inc. 6,618 914
RPM International, Inc. 1,488 181
Sandstorm Gold, Ltd. 15,008 86
Seabridge Gold, Inc.(Æ) 37,479 622
Sherwin-Williams Co. (The) 3,419 1,199
Shin-Etsu Chemical Co., Ltd. 19,400 867
Siemens AG 1,182 217

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Smurfit WestRock PLC 3,473 156
Sociedad Quimica y Minera de Chile
SA - ADR
3,430 131
Ternium SA - ADR 4,404 153
Toagosei Co., Ltd. 8,700 93
Toray Industries, Inc. 82,500 432
Toyo Ink SC Holdings Co., Ltd. 3,300 70
Trane Technologies PLC 794 265
Tronox Holdings PLC Class A 37,544 607
Trusco Nakayama Corp. 5,500 89
UltraTech Cement, Ltd. 1,850 263
UPM- Kymmene OYJ 4,217 139
Vale SA Class B - ADR 51,139 555
VSE Corp. 2,797 249
Western Copper & Gold Corp.(Æ) 31,468 35
Wheaton Precious Metals Corp. 14,999 896
Zijin Mining Group Co., Ltd. Class A 219,700 509
Zijin Mining Group Co., Ltd. Class H 338,000 691
37,002
Producer Durables - 7.3%
3M Co. 2,372 303
Adyen NV(Æ)(Þ) 225 275
Aena SME SA(Þ) 1,738 329
Aeroports de Paris SA 1,431 188
Airtac International Group 22,000 568
Allfunds Group PLC 72,699 437
Amphenol Corp. Class A 3,470 223
Arcosa , Inc. 16,025 1,489
Argan , Inc. 3,056 241
Automatic Data Processing, Inc. 526 138
Avery Dennison Corp. 818 177
BAE Systems PLC 13,908 232
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
136,000 45
Blue Bird Corp.(Æ) 3,380 176
Booz Allen Hamilton Holding Corp.
Class A
1,324 190
Bouygues SA 4,039 139
Bureau Veritas SA 6,174 193
Canadian National Railway Co. 4,408 510
Canadian Pacific Kansas City, Ltd. 7,251 608
CBIZ, Inc.(Æ) 1,780 124
CECO Environmental Corp.(Æ) 8,645 252
Cellnex Telecom SA(Þ) 5,315 185
CH Robinson Worldwide, Inc. 1,739 155
Charoen Pokphand Foods PCL 436,600 294
China Communications Services Corp.,
Ltd. Class H
680,886 350
Cintas Corp. 422 322
Construction Partners, Inc. Class A(Æ) 2,298 149
Contemporary Amperex Technology
Co., Ltd. Class A
8,200 211
CSX Corp. 32,188 1,130
Cummins, Inc. 963 281
Danone SA 17,159 1,116
DL E&C Co., Ltd. 13,660 350
Dover Corp. 991 183
Eiffage SA 1,422 141
Embraer SA - ADR(Æ) 3,797 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMCOR Group, Inc. 752 282
Emerson Electric Co. 1,447 169
Equifax, Inc. 3,823 1,068
EXEO Group, Inc. 14,400 158
Expeditors International of Washington,
Inc.
1,227 153
Experian PLC 4,117 194
FedEx Corp. 735 222
Flughafen Zurich AG 1,786 413
Fortive Corp. 2,075 149
Fukuda Corp. 2,600 107
GEA Group AG 18,831 832
General Dynamics Corp. 774 231
Gentex Corp. 4,895 152
Getlink SE 32,914 586
GFL Environmental, Inc. 1,752 68
GMR Infrastructure, Ltd.(Æ) 169,755 207
Graco , Inc. 7,277 619
Grupo Aeroportuario del Pacifico SAB
de CV Class B
33,501 534
Grupo Aeroportuario del Sureste SAB
de CV Class B
16,932 511
Guangshen Railway Co., Ltd. Class H 724,000 221
Hakuhodo DY Holdings, Inc. 9,000 74
Hi Sun Technology China, Ltd.(Æ) 864,000 40
Honeywell International, Inc. 1,152 236
Huntington Ingalls Industries, Inc. 591 165
Illinois Tool Works, Inc. 620 153
indie Semiconductor, Inc. Class A(Æ) 7,114 43
Infrastrutture Wireless Italiane SpA (Þ) 6,342 71
InterGlobe Aviation, Ltd.(Æ)(Þ) 15,089 808
International Seaways, Inc. 4,803 269
Intertek Group PLC 15,509 1,008
Iriso Electronics Co., Ltd. 5,600 113
Japan Airport Terminal Co., Ltd. 5,500 201
JB Hunt Transport Services, Inc. 828 143
JGC Holdings Corp. 27,800 237
JM AB 3,807 74
JTEKT Corp. 28,100 204
Kamigumi Co., Ltd. 9,400 216
Knight-Swift Transportation Holdings,
Inc.
2,858 156
Kone OYJ Class B 7,477 382
L3Harris Technologies, Inc. 593 135
Landstar System, Inc. 974 185
Larsen & Toubro, Ltd. 6,978 319
Limbach Holdings, Inc.(Æ) 2,048 130
Localiza Rent a Car SA 18,271 142
Mama's Creations, Inc.(Æ) 31,107 237
MasTec , Inc.(Æ) 3,312 364
Mettler -Toledo International, Inc.(Æ) 428 651
Mitsubishi Electric Corp. 17,400 292
Moneylion , Inc.(Æ)(Ñ) 2,137 147
Moody's Corp. 3,324 1,517
Moog, Inc. Class A 698 137
MSC Industrial Direct Co., Inc. Class A 1,475 131
Murphy USA, Inc. 422 213
Nestle SA 21,403 2,173
Norfolk Southern Corp. 1,064 266

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northrop Grumman Corp. 322 156
NSK, Ltd. 63,900 338
OSG Corp. 7,000 97
Otis Worldwide Corp. 8,695 822
PACCAR Financial Corp. 2,370 234
Paychex, Inc. 1,307 167
Poste Italiane SpA (Þ) 13,002 176
Pyeong Hwa Automotive Co., Ltd. 8,879 77
Robert Half, Inc. 2,074 133
Ryanair Holdings PLC - ADR 9,581 971
S&P Global, Inc. 2,574 1,248
Sandvik AB 16,678 341
Schindler Holding AG 710 190
Schneider National, Inc. Class B 6,332 170
Seiko Epson Corp. 8,700 153
Seino Holdings Co., Ltd. 6,900 108
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000 117
Snap-on, Inc. 626 180
Sohgo Security Services Co., Ltd. 15,400 99
Spirax-Sarco Engineering PLC 2,871 335
Stabilus SE 4,015 197
Stanley Electric Co., Ltd. 8,300 164
Sterling Infrastructure, Inc.(Æ) 2,438 284
Sumitomo Heavy Industries, Ltd. 3,900 105
Techtronic Industries Co., Ltd. 64,000 828
Teledyne Technologies, Inc.(Æ) 308 130
Textron, Inc. 1,911 178
Tidewater, Inc.(Æ) 2,302 228
TopBuild Corp.(Æ) 163 78
Transurban Group 79,323 675
Trelleborg AB Class B 15,164 562
Union Pacific Corp. 1,235 305
United Parcel Service, Inc. Class B 806 105
Vinci SA 3,430 391
Waste Management, Inc. 933 189
Weir Group PLC (The) 45,884 1,197
West Japan Railway Co. 24,100 476
WW Grainger, Inc. 234 229
XPO, Inc.(Æ) 884 102
Yamato Holdings Co., Ltd. 22,000 269
43,134
Technology - 11.9%
8x8, Inc.(Æ) 280,930 865
AAC Technologies Holdings, Inc. 161,000 591
Accenture PLC Class A 2,782 920
ACM Research, Inc. Class A(Æ) 6,769 121
Adobe, Inc.(Æ) 1,560 861
Airbnb, Inc. Class A(Æ) 4,525 632
Akamai Technologies, Inc.(Æ) 1,388 136
Allegion PLC 4,723 646
Alphabet, Inc. Class A 21,486 3,686
Alphabet, Inc. Class C 10,921 1,891
Alps Alpine Co., Ltd. 5,500 58
Amdocs, Ltd. 1,777 155
Analog Devices, Inc. 1,161 269
Ansys , Inc.(Æ) 1,299 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Appfolio , Inc. Class A(Æ) 289 64
Apple, Inc. 20,785 4,616
Applied Materials, Inc. 3,167 672
Arrow Electronics, Inc.(Æ) 1,129 140
ASM International NV 502 346
ASML Holding NV 2,019 1,855
Assa Abloy AB Class B 26,728 812
Auto Trader Group PLC(Þ) 35,928 376
AvePoint , Inc.(Æ) 20,972 229
Baidu, Inc. Class A(Æ) 26,950 299
BE Semiconductor Industries NV 1,356 176
Bechtle AG 5,124 227
Broadcom, Inc. 3,220 517
CACI International, Inc. Class A(Æ) 549 253
Cars.com, Inc.(Æ) 41,518 856
CDW Corp. 733 160
Cisco Systems, Inc. 7,017 340
Cognizant Technology Solutions Corp.
Class A
3,059 231
Cosel Co., Ltd. 6,800 56
Credo Technology Group Holding, Ltd.
(Æ)
2,459 68
CyberArk Software, Ltd.(Æ) 322 83
Descartes Systems Group, Inc. (The)
(Æ)
1,340 136
Eizo Corp. 1,800 58
en Japan, Inc. 8,400 158
EverQuote , Inc. Class A(Æ) 7,681 200
F5, Inc.(Æ) 1,024 209
FANUC Corp. 16,100 481
Fiserv, Inc.(Æ) 1,357 222
FormFactor , Inc.(Æ) 2,754 147
Hewlett Packard Enterprise Co. 9,799 195
Infosys, Ltd. - ADR(Ñ) 49,848 1,103
International Business Machines Corp. 2,034 391
Juniper Networks, Inc. 4,211 159
Kainos Group PLC 11,775 167
Kanzhun , Ltd. - ADR 24,431 332
Keyence Corp. 2,900 1,262
Legrand SA 1,628 176
Leidos Holdings, Inc. 1,291 186
LG Corp. Class H 7,662 483
LG Electronics, Inc. Class H 906 69
Mabuchi Motor Co., Ltd. 8,800 135
MACOM Technology Solutions
Holdings, Inc.(Æ)
601 61
MediaTek , Inc. 10,000 379
Meta Platforms, Inc. Class A 3,129 1,486
Microsoft Corp. 19,113 7,996
MSCI, Inc. Class A 1,369 740
NCAB Group AB 46,019 336
Nemetschek SE 3,025 289
NET One Systems Co., Ltd. 4,400 89
Nutanix , Inc. Class A(Æ) 1,665 84
NVIDIA Corp. 5,350 626
Onto Innovation, Inc.(Æ) 658 126
Ooma , Inc.(Æ) 27,717 288
Oracle Corp. 9,385 1,309
Parade Technologies, Ltd. 27,000 618

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PAX Global Technology, Ltd. 70,000 39
PlayAGS , Inc.(Æ) 47,469 544
Powerfleet , Inc.(Æ) 32,983 149
PubMatic, Inc. Class A(Æ) 5,139 113
Pure Storage, Inc. Class A(Æ) 934 56
Roper Technologies, Inc. 302 164
Salesforce, Inc. 2,730 707
Samsung Electronics Co., Ltd. 71,458 4,394
SAP SE 10,211 2,154
Semtech Corp.(Æ) 1,378 44
Signify NV(Þ) 29,761 739
Silvaco Group, Inc.(Æ) 16,283 277
SimilarWeb , Ltd.(Æ) 7,510 46
SiTime Corp.(Æ) 610 87
SK Hynix, Inc. 8,979 1,303
Skyworks Solutions, Inc. 1,550 176
SMART Global Holdings, Inc.(Æ) 25,362 593
Softcat PLC 21,374 447
Swisscom AG 437 268
Taiwan Semiconductor Manufacturing
Co., Ltd.
180,000 5,174
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
19,785 3,280
Teradata Corp.(Æ) 15,798 512
Texas Instruments, Inc. 1,056 215
Tower Semiconductor, Ltd.(Æ) 21,822 890
Trip.com Group, Ltd. - ADR(Æ) 2,879 122
Uber Technologies, Inc.(Æ) 10,719 691
Unimicron Technology Corp. 52,000 288
Varonis Systems, Inc.(Æ) 3,028 167
Veeco Instruments, Inc.(Æ) 1,347 56
Verint Systems, Inc.(Æ) 20,797 752
Vodafone Group PLC 284,834 266
Wix.com, Ltd.(Æ) 549 86
WNS Holdings, Ltd.(Æ) 2,637 157
Xiaomi Corp. Class B(Æ)(Þ) 387,800 829
Zeta Global Holdings Corp. Class
A(Æ)
14,330 307
70,402
Utilities - 4.0%
AES Corp. (The) 9,340 166
Alliant Energy Corp. 2,769 154
American Electric Power Co., Inc. 2,797 274
AT&T, Inc. 17,847 344
Atmos Energy Corp. 1,217 156
Bharti Airtel, Ltd. 54,968 983
Centrais Eletricas Brasileiras SA 75,681 529
CGN Power Co., Ltd. Class H(Þ) 376,000 153
Cheniere Energy, Inc. 3,720 679
China Resources Gas Group, Ltd. 107,700 366
China Yangtze Power Co., Ltd. Class A 184,400 762
Cia de Saneamento Basico do Estado
de Sao Paulo(Æ)
14,104 220
CMS Energy Corp. 2,024 131
ConocoPhillips 1,258 140
Consolidated Edison, Inc. 1,497 146
Deutsche Telekom AG 8,018 210
Dominion Energy, Inc. 7,554 404
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DT Midstream, Inc. 3,864 291
DTE Energy Co. 1,059 128
Duke Energy Corp. 7,622 833
E.ON SE 13,569 190
Edison International 2,028 162
Elisa OYJ 3,226 150
Enagas SA 6,559 98
Enbridge, Inc. 2,051 77
Endesa SA 6,283 122
Enel SpA 33,611 240
ENN Energy Holdings, Ltd. 22,600 159
Entergy Corp. 1,671 194
Evergy , Inc. 1,705 99
Eversource Energy 5,852 380
Exelon Corp. 9,788 364
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
Fortum OYJ 58,475 899
Guangdong Investment, Ltd. 70,000 37
Hera SpA 16,895 62
Iberdrola SA 65,444 863
Inpex Corp. 7,900 123
JOYY, Inc. - ADR 4,647 155
Koninklijke KPN NV 56,811 224
Korea Electric Power Corp. 33,856 487
Korea Electric Power Corp. - ADR(Ñ) 11,267 83
Kosmos Energy, Ltd.(Æ) 166,948 923
KT Corp. 8,372 242
KT Corp. - ADR 84,995 1,238
LG Uplus Corp. 219,888 1,605
MTN Group, Ltd. 29,257 127
National Fuel Gas Co. 2,892 169
National Grid PLC 151,226 1,922
NextEra Energy, Inc. 12,044 920
Nippon Telegraph & Telephone Corp. 209,200 223
Osaka Gas Co., Ltd. 8,300 188
Petro Rio SA 19,775 168
Redeia Corp. SA 7,131 126
RusHydro PJSC(Æ)(Š) 104,654,642 —
Scottish & Southern Energy PLC 6,483 157
Sempra Energy 1,768 142
Severn Trent PLC Class H 6,384 211
Snam Rete Gas SpA 30,484 146
Southern Co. (The) 8,055 673
TC Energy Corp. 3,298 140
Telenor ASA 15,238 182
Terna Rete Elettrica Nazionale SpA 17,132 143
T-Mobile USA, Inc. 923 168
UGI Corp. 7,431 184
Veolia Environnement SA 23,795 746
Verizon Communications, Inc. 11,622 471
WEC Energy Group, Inc. 1,388 120
Xcel Energy, Inc. 6,040 352
23,923
Total Common Stocks
(cost $322,527) 381,789

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
9.815% (Ÿ) 975 118
9.846% (Ÿ) 1,074 130
248
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.290% (Ÿ) 1,936 166
Energy - 0.0%
Petroleo Brasileiro SA
13.244% (Ÿ) 28,988 192
Financial Services - 0.1%
Itau Unibanco Holding SA
6.435% (Ÿ) 46,143 276
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.969% (Ÿ) 4,432 233
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 12,020 37
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.346% (Ÿ) 11,676 546
Utilities - 0.0%
Raizen Energia SA
5.489% (Ÿ) 154,495 82
Total Preferred Stocks
(cost $1,630) 1,780
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Localiza Rent a Car SA(Æ)
2024  Rights 184 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 9.2%
Air Transport Services Group, Inc.
1.125% due 10/15/24 936 925
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 685 672
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24 360 360
Block, Inc.
0.125% due 03/01/25 399 386
Chegg , Inc.
0.125% due 03/15/25 1,519 1,435
China Government International Bond
1.950% due 12/03/24 (Þ) 514 509
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 10/26/24 (Þ) 200 198
EZCORP, Inc.
2.375% due 05/01/25 1,143 1,109
Five9, Inc.
0.500% due 06/01/25 829 790
Hat Holdings I LLC
0.000% due 05/01/25 (Þ)(Æ) 1,367 1,439
I3 Verticals LLC
1.000% due 02/15/25 399 384
LendingTree , Inc.
0.500% due 07/15/25 607 564
Nevro Corp.
2.750% due 04/01/25 657 632
NuVasive , Inc.
0.375% due 03/15/25 2,191 2,103
Pegasystems , Inc.
0.750% due 03/01/25 686 664
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 572 565
U.S. Cash Management Fund(@) 32,483,450
(∞)
32,477
United Kingdom Gilt
2.750% due 09/07/24 (Þ) GBP 966 1,239
United States Treasury Bills
0.001% due 09/17/24 (ž) 6,645 6,599
United States Treasury Notes
5.024% due 09/15/24 1,600 1,590
Wayfair, Inc.
1.125% due 11/01/24 128 126
Total Short-Term Investments
(cost $54,660) 54,766
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 5,657,795
(∞)
5,658
Total Other Securities
(cost $5,658) 5,658
Total Investments - 97.8%
(identified cost $517,428) 577,987
Other Assets and Liabilities,
Net - 2.2%
12,801
Net Assets - 100.0%
590,788

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 457
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
11.0%
ABN AMRO Bank NV 03/22/23 EUR 22,226 16.33 363
387
Abu Dhabi Government International Bond 11/02/22 200,000 67.99 136
140
Abu Dhabi Government International Bond 11/07/23 673,000 83.52 562
566
Abu Dhabi Government International Bond 04/23/24 200,000 98.33 197
205
Abu Dhabi Government International Bond 07/11/24 244,000 67.73 165
166
Adyen NV 02/16/24 EUR 225 1,547.70 348
275
Aena SME SA 04/27/20 EUR 1,738 124.67 217
329
Alcoa Nederland Holding BV 12/12/23 400,000 96.61 386
374
Alpek SAB de CV 01/25/24 251,000 84.94 213
217
Alpha FX Group PLC 06/03/24 GBP 5,429 29.87 162
181
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.48 121
109
Angola Government International Bond 09/20/22 328,000 82.11 269
293
Arcelik AS 01/10/24 EUR 200,000 105.81 212
210
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 05/01/24 EUR 200,000 102.80 206
178
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 07/18/18 GBP 184,000 129.90 239
127
Ashland, Inc. 06/07/22 401,000 85.89 344
346
Aston Martin Capital Holdings Ltd 07/25/24 GBP 100,000 128.85 129
129
Australia & New Zealand Banking Group, Ltd. 03/08/23 EUR 100,000 103.79 104
112
Auto Trader Group PLC 02/02/24 GBP 35,928 9.85 354
376
Aviva PLC 02/12/24 GBP 200,000 117.83 236
249
AXA SA 02/01/24 EUR 100,000 110.79 111
112
Azerbaijan Government International Bond 09/21/22 197,000 85.06 168
171
Bahrain Government International Bond 05/02/23 617,000 100.35 619
649
Banco BPM SpA 01/30/24 EUR 150,000 104.06 156
157
Banco BTG Pactual SA 05/05/21 200,000 98.39 197
191
Banco Mercantil del Norte SA 01/17/24 200,000 99.12 198
199
Banco Santander SA 05/07/24 EUR 200,000 107.57 215
221
Bank Gospodarstwa Krajowego 07/01/24 253,000 99.28 251
265
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.51 117
105
Bank of Ireland Group PLC 04/12/22 EUR 100,000 101.66 102
103
BAWAG Group AG 04/18/18 EUR 200,000 123.75 247
211
BCP V Modular Services Finance II PLC 07/09/24 EUR 100,000 92.05 92
92
Berry Global, Inc. 03/11/20 EUR 370,000 109.76 406
380
Berry Global, Inc. 01/10/24 14,000 99.73 14
14
BNP Paribas SA 01/16/23 200,000 81.27 163
167
Bolivia Government International Bond 12/07/23 119,000 50.79 60
67
British Airways Pass-Through Trust 06/14/23 EUR 200,000 96.91 194
214
British Telecommunications PLC 09/13/23 200,000 82.78 166
180
CaixaBank SA 07/18/24 EUR 200,000 107.89 216
215
Canpack SA / Eastern PA Land Investment Holding LLC 01/08/21 EUR 200,000 110.16 220
204
CBB International Sukuk Programme Co. WLL 07/18/24 213,000 94.92 202
202
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 300,000 102.39 307
255
Cellnex Telecom SA 01/13/21 EUR 400,000 108.08 432
369
Cellnex Telecom SA 08/11/23 EUR 5,315 35.92 191
185
Cemex SAB de CV 05/24/21 200,000 100.17 200
179
CGN Power Co., Ltd. 10/03/22 HKD 376,000 0.22 81
153
China Government International Bond 10/04/23 200,000 98.90 198
198
China Government International Bond 11/21/23 514,000 98.93 509
509
China International Capital Corp., Ltd. 09/11/23 HKD 105,200 1.66 174
117
Clearway Energy Operating LLC 02/01/22 261,000 88.25 230
231
Clearway Energy Operating LLC 04/03/23 120,000 84.68 102
105
Cleveland-Cliffs, Inc. 01/09/24 225,000 93.81 211
213
Codelco Metals, Inc. 06/17/24 272,000 100.47 273
276
Commerzbank AG 02/01/24 EUR 200,000 91.14 182
194
Costa Rica Government International Bond 05/01/24 298,000 101.13 301
308
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.59 203
16
Credit Agricole SA 01/31/24 200,000 85.92 172
178
Crown European Holdings SA 04/11/24 EUR 100,000 109.30 109
111
Crown European Holdings SA 07/30/24 EUR 100,000 108.10 108
109
Deutsche Bank AG 02/01/24 EUR 200,000 91.69 183
197
Development Bank of Kazakhstan JSC 04/04/24 329,000 99.75 328
327
Dino Polska SA 01/15/21 PLN 1,902 69.23 132
169
DNB Bank ASA 11/05/19 205,000 100.00 205
203
Dominican Republic Government International Bond 03/20/23 657,000 98.47 647
690
Dominican Republic Government International Bond 06/25/24 200,000 102.61 205
210
Ecuador Government International Bond 10/03/22 246,204 39.40 97
130
Ecuador Government International Bond 06/28/24 163,470 48.14 79
83

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ecuador Government International Bond 07/01/24 300,945 54.72 165
203
Egypt Government International Bond 03/12/24 578,000 81.73 472
465
Egypt Government International Bond 06/28/24 416,000 76.31 317
313
El Salvador Government International Bond 08/03/23 150,000 71.41 107
121
Electricite de France SA 01/02/19 GBP 200,000 129.71 259
254
Empresa Nacional del Petroleo 07/24/24 200,000 98.52 197
200
Enel SpA 07/21/22 EUR 200,000 95.92 192
182
Energias de Portugal SA 05/03/22 EUR 300,000 88.04 264
289
EnLink Midstream LLC 12/08/23 80,000 98.30 79
80
EQT Corp. 03/15/24 110,000 88.16 97
99
Etalon Group PLC 12/18/18 185,343 — 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 109.70 110
106
Eurofins Scientific SE 01/18/24 EUR 200,000 89.01 178
176
Export-Import Bank of India 09/20/22 116,000 82.99 96
98
Falabella SA 02/24/22 200,000 94.86 190
167
FMG Resources (August 2006) Pty., Ltd. 08/22/23 306,000 89.45 274
277
Fresenius Medical Care US Finance II, Inc. 10/31/23 438,000 71.63 314
355
Ghana Government International Bond 09/20/22 503,000 40.71 205
256
Goodyear Europe BV 03/08/22 EUR 122,000 100.86 123
120
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
101
Graphic Packaging International LLC 02/13/23 EUR 100,000 97.84 98
101
Graphic Packaging International LLC 05/08/24 100,000 88.89 89
91
Greenko Power II, Ltd. 01/25/22 173,500 98.96 172
162
Greensaif Pipelines Bidco SARL 07/17/24 264,000 100.00 264
265
Greensaif Pipelines Bidco SARL 07/17/24 200,000 100.00 200
200
Grifols Escrow Issuer SA 02/09/22 EUR 184,000 108.97 201
175
Grupo Antolin-Irausa SA 07/25/24 EUR 165,000 107.91 178
178
Guatemala Government International Bond 06/06/23 401,000 100.00 401
406
GUSAP III, LP 05/03/23 200,000 94.10 188
189
Halyk Savings Bank of Kazakhstan JSC 01/24/22 18,386 11.93 219
323
Hanesbrands, Inc. 08/08/19 589,000 101.50 598
577
Hat Holdings I LLC 09/14/23 1,367,000 98.11 1,341
1,439
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 770,000 101.79 784
821
Hungary Government International Bond 07/19/23 204,000 101.59 207
209
Hungary Government International Bond 01/03/24 321,000 97.95 314
315
Hungary Government International Bond 03/20/24 312,000 62.74 196
199
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
106
Iliad SA 09/16/21 EUR 300,000 110.25 331
298
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
71
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 123.69 124
101
Innovent Biologics, Inc. 04/05/24 HKD 134,000 5.36 718
666
InterGlobe Aviation, Ltd. 06/10/22 INR 15,089 29.68 448
808
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
248
IQVIA, Inc. 08/31/22 EUR 276,000 94.15 260
276
Iron Mountain, Inc. 04/28/23 220,000 88.31 194
202
Iron Mountain, Inc. 06/13/23 109,000 91.91 100
105
Itau Unibanco Holding SA 02/01/24 200,000 92.25 185
196
Ivory Coast Government International Bond 01/23/24 299,000 98.14 293
289
Jordan Government International Bond 04/04/23 46,000 99.03 46
46
Jordan Government International Bond 01/17/24 326,000 99.76 325
323
Kenya Government International Bond 02/12/24 202,000 97.40 197
192
Klabin Austria GmbH 03/24/21 200,000 97.17 194
172
Koninklijke KPN NV 02/04/22 EUR 200,000 107.51 215
214
Kuaishou Technology 06/17/22 HKD 83,700 9.34 781
465
La Banque Postale SA 12/29/21 EUR 200,000 106.32 213
175
Lebanon Government International Bond 10/31/22 1,578,000 7.75 122
110
Lebanon Government International Bond 01/16/24 89,000 8.41 7
6
Lenta International Co. PJSC 12/17/18 105,913 — 328
—
Levi Strauss & Co. 01/19/22 561,000 99.08 556
489
Liberty Mutual Group, Inc. 02/06/24 103,000 64.43 66
65
Longfor Group Holdings, Ltd. 04/21/23 HKD 455,000 1.82 829
585
Lorca Telecom Bondco SA 04/09/21 EUR 300,000 114.35 341
322
Lucid Group, Inc. 07/12/24 438,000 63.53 278
275
Macquarie Bank, Ltd. 02/27/24 226,000 81.92 185
193
Macrotech Developers, Ltd. 06/28/24 INR 7,903 15.62 123
124
Marks & Spencer PLC 04/26/23 GBP 367,000 116.35 427
462
Match Group Financeco , Inc. 11/02/23 293,000 89.57 262
271
Matterhorn Telecom SA 09/15/23 EUR 209,000 103.36 216
223

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 459
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Medline Borrower, LP 08/02/23 306,000 92.76 284
286
Medline Borrower, LP 03/20/24 28,000 100.00 28
29
Meituan 06/21/24 HKD 17,200 15.27 263
238
Meritage Homes Corp. 07/28/23 300,000 91.61 275
282
MHP SE 08/30/19 69,777 9.68 676
255
Millicom International Cellular SA 03/08/22 200,000 92.53 185
176
MP Materials Corp. 03/19/24 2,016,000 90.14 1,817
1,808
NAC Kazatomprom JSC 06/17/20 21,097 18.73 395
801
National Bank of Greece SA 05/09/24 EUR 100,000 108.75 109
113
Nemak SAB de CV 03/11/24 200,000 81.91 164
159
Netflix, Inc. 07/26/22 EUR 150,000 107.28 161
165
Network i2i, Ltd. 10/08/19 200,000 100.00 200
199
Nexans SA 04/22/24 EUR 100,000 107.29 107
109
NextEra Energy, Inc. 10/16/23 2,148,000 91.14 1,958
1,962
NGG Finance PLC 02/16/24 EUR 100,000 99.20 99
100
Nigeria Government International Bond 09/20/22 721,000 74.43 537
589
NIO, Inc. 05/06/24 173,000 76.94 133
112
Nokia OYJ 03/07/24 EUR 100,000 110.67 111
112
Novelis Corp. 03/06/20 197,000 99.31 196
186
Novelis Corp. 11/22/21 81,000 92.18 75
71
Ocado Group PLC 03/12/24 GBP 100,000 103.74 104
104
OCP SA 04/24/24 355,000 97.27 345
367
OI European Group BV 07/19/23 326,000 89.77 293
300
Olympus Water US Holding Corp. 11/12/21 EUR 110,000 112.34 124
109
Oman Government International Bond 11/09/23 876,000 102.39 897
910
Orbia Advance Corp. SAB de CV 05/04/22 200,000 85.69 171
169
Orsted A/S 06/09/22 GBP 100,000 98.43 98
94
Pakistan Government International Bond 02/06/24 200,000 64.81 130
150
Paraguay Government International Bond 08/17/23 200,000 97.60 195
203
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 100.74 101
106
Petroleos de Venezuela SA 06/20/24 783,573 13.60 107
88
Petroleos del Peru SA 05/03/23 416,000 64.62 269
266
Petronas Capital, Ltd. 10/31/23 200,000 59.46 119
138
Petronas Capital, Ltd. 03/21/24 648,000 86.14 558
551
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
234
Post Holdings, Inc. 02/11/20 37,000 100.03 37
34
Post Holdings, Inc. 01/04/22 246,000 96.23 237
224
Post Holdings, Inc. 02/05/24 15,000 100.00 15
15
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
176
ProGroup AG 03/21/24 EUR 143,000 108.67 155
155
Qatar Government International Bond 10/30/23 784,000 98.05 769
783
Qatar Government International Bond 05/21/24 200,000 99.51 199
202
QBE Insurance Group, Ltd. 02/28/24 GBP 100,000 108.49 108
113
Range Resources Corp. 09/07/23 232,000 91.35 212
220
Repay Holdings Corp. 05/22/23 789,000 89.96 710
715
Republic of Guatemala Government International Bond 07/29/24 200,000 100.00 200
201
Republic of Guatemala Government International Bond 07/29/24 200,000 100.00 200
200
Republic of Serbia Government International Bond 06/05/24 232,000 97.89 227
231
Republic of Uzbekistan Government International Bond 05/22/24 200,000 98.65 197
196
Republic of Zambia Government International Bond 06/28/24 65,979 87.53 58
58
Republic of Zambia Government International Bond 07/09/24 124,000 49.75 62
62
Rexel SA 06/12/24 EUR 250,000 99.25 248
250
Romania Government International Bond 01/05/23 154,000 99.41 153
165
Romania Government International Bond 01/23/24 176,000 99.19 175
179
Romania Government International Bond 01/23/24 76,000 99.52 76
77
Romania Government International Bond 07/17/24 452,000 69.97 316
318
Rothesay Life PLC 11/03/23 GBP 200,000 81.20 162
200
Sappi Papier Holding GmbH 06/21/23 160,000 101.49 162
168
Saudi Arabian Oil Co. 06/24/24 SAR 83,351 7.46 622
613
Saudi Arabian Oil Co. 07/10/24 370,000 97.64 361
363
Saudi Government International Bond 01/08/24 907,000 99.21 900
902
Saudi Government International Bond 06/04/24 400,000 97.04 388
392
Scout24 SE 05/17/24 EUR 2,462 76.92 189
195
Sealed Air Corp. 02/01/21 400,000 102.87 412
379
Sealed Air Corp. 10/25/23 100,000 89.83 90
97
Senegal Government International Bond 09/20/22 200,000 71.15 142
145
Shimao Group Holdings, Ltd. 12/03/21 200,000 75.33 151
11
Siemens Healthineers AG 10/14/22 EUR 10,764 56.86 612
578

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Signify NV 06/10/22 EUR 29,761 29.65 882
739
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 87.97 99
100
Societe Generale SA 03/18/24 200,000 100.00 200
195
SoFi Technologies, Inc. 04/12/23 1,771,000 82.03 1,453
1,560
Solvay SA 10/26/21 EUR 200,000 118.86 238
210
SPCM SA 09/09/21 400,000 92.12 368
344
Stora Enso OYJ 07/26/18 200,000 112.37 225
216
Stora Enso OYJ 06/19/19 150,000 114.01 171
162
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.54 193
170
Taylor Morrison Communities, Inc. 05/16/22 255,000 92.79 237
249
TDC Net A/S 11/22/23 EUR 100,000 109.39 109
117
Telecom Italia SpA 11/07/23 EUR 100,000 95.87 96
103
Telefonica Europe BV 12/08/21 EUR 200,000 111.00 222
194
Telenet Finance Luxembourg Notes SARL 06/12/23 200,000 94.08 188
191
TenneT Holding BV 06/09/22 EUR 100,000 102.66 103
106
TerraForm Power Operating LLC 04/08/20 307,000 102.22 314
285
TMNL Holding BV 09/13/23 EUR 200,000 96.29 193
208
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.34 199
200
UBS Group AG 12/18/23 200,000 79.14 158
167
Ukraine Government International Bond 09/20/22 565,000 28.10 159
189
Ukraine Government International Bond 05/31/24 200,000 36.08 72
73
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
203
UnipolSai Assicurazioni SpA 03/21/24 EUR 200,000 108.94 218
215
United Arab Emirates International Government Bond 06/25/24 259,000 100.00 259
262
United Group BV 03/12/24 EUR 200,000 107.66 215
214
United Kingdom Gilt 04/11/24 GBP 966,000 125.37 1,211
1,239
UPC Broadband Finco BV 01/21/22 200,000 100.63 201
182
Venezuela Government International Bond 03/22/24 332,000 17.07 57
56
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
98
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
99
Verallia SA 01/05/22 EUR 300,000 104.21 313
283
Vmed O2 UK Financing I PLC 10/15/21 GBP 408,000 131.24 535
442
Volvo Car AB 05/17/23 EUR 100,000 103.50 104
109
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.77 350
291
WH Group, Ltd. 12/02/22 HKD 165,000 0.60 99
107
Wizz Air Finance Co. BV 01/18/24 EUR 100,000 102.61 103
103
Xerox Corp. 03/12/24 324,000 100.54 326
301
Xiaomi Corp. 02/02/24 HKD 387,800 1.61 623
829
Yellow Cake PLC 07/08/19 GBP 45,714 2.64 121
327
Zalando SE 01/03/24 EUR 25,367 24.58 624
650
Zegona Finance PLC 07/10/24 EUR 100,000 108.29 108
110
ZF Finance GmbH 03/01/24 EUR 200,000 99.17 198
199
Ziggo Bond Co. BV 02/05/20 EUR 100,000 109.97 110 95
64,743
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 604 08/24
(4)
DAX Index Futures 3 EUR 1,395 09/24
25
EURO STOXX 50 Index Futures 15 EUR 735 09/24
(8)
FTSE 100 Index Futures 7 GBP 585 09/24
10
FTSE/MIB Index Futures 3 EUR 509 09/24
7
Hang Seng Index Futures 3 HKD 2,602 08/24
6
IBEX 35 Index Futures 3 EUR 333 08/24
—
Long Gilt Futures 131 GBP 12,998 09/24
407
MSCI Emerging Markets Index Futures 29 USD 1,590 09/24
26
OMXS30 Index Futures 9 SEK 2,354 08/24
—

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 461
Futures Contracts
Amounts in thousands (except contract amounts )
S&P 500 E-Mini Index Futures 475 USD 132,003 09/24
1,021
S&P/TSX 60 Index Futures 2 CAD 554 09/24
25
SPI 200 Index Futures 30 AUD 6,046 09/24
165
TOPIX Index Futures 6 JPY 167,820 09/24
7
United States 2 Year Treasury Note Futures 835 USD 171,482 09/24
1,233
United States 5 Year Treasury Note Futures 232 USD 25,031 09/24
430
United States 10 Year Treasury Note Futures 687 USD 76,815 09/24
2,179
United States 10 Year Treasury Ultra Bond Futures 165 USD 19,070 09/24
568
United States Treasury Ultra Bond Futures 1 USD 128 09/24 3
Short Positions
EURO STOXX 50 Index Futures 432 EUR 21,160 09/24
222
Euro- Bobl Futures 5 EUR 587 09/24
(11)
Euro-Bund Futures 134 EUR 17,920 09/24
(481)
FTSE 100 Index Futures 132 GBP 11,032 09/24
(230)
Japanese 10 Year Government Bond Futures 23 JPY 3,282,560 09/24
14
Japanese 10 Year Mini Government Bond Futures 5 JPY 71,385 09/24
—
MSCI Emerging Markets Index Futures 677 USD 37,117 09/24
(592)
Russell 2000 E-Mini Index Futures 820 USD 93,193 09/24
(9,521)
S&P/TSX 60 Index Futures 2 CAD 554 09/24
(25)
TOPIX Index Futures 20 JPY 559,400 09/24
(26)
United States 10 Year Treasury Note Futures 14 USD 1,565 09/24 (35)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,585)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 691 AUD 1,030 09/18/24 (17)
Bank of America USD 749 CAD 1,023 09/18/24 (7)
Bank of America USD 2,952 NOK 31,567 08/08/24 (58)
Bank of America USD 3,000 NZD 5,086 08/08/24 27
Bank of America DKK 6,388 USD 933 09/18/24 4
Bank of America EUR 2,150 USD 2,340 09/18/24 8
Bank of America GBP 1,347 USD 1,730 09/18/24 (2)
Bank of America GBP 2,370 USD 2,998 09/18/24 (50)
Bank of America HKD 6,579 USD 845 09/19/24 1
Bank of America JPY 132,141 USD 860 09/18/24 (28)
Bank of America SEK 5,844 USD 571 09/18/24 24
Bank of Montreal USD 691 AUD 1,030 09/18/24 (17)
Bank of Montreal USD 749 CAD 1,023 09/18/24 (7)
Bank of Montreal DKK 6,388 USD 934 09/18/24 5
Bank of Montreal EUR 2,150 USD 2,343 09/18/24 11
Bank of Montreal GBP 1,347 USD 1,730 09/18/24 (1)
Bank of Montreal HKD 6,579 USD 845 09/19/24 1
Bank of Montreal JPY 132,141 USD 861 09/18/24 (28)
Bank of Montreal SEK 5,844 USD 570 09/18/24 23
Bank of New York USD 2,994 EUR 2,783 08/08/24 18
Citigroup USD 692 AUD 1,030 09/18/24 (17)
Citigroup USD 749 CAD 1,023 09/18/24 (7)
Citigroup DKK 6,388 USD 933 09/18/24 4
Citigroup EUR 2,150 USD 2,340 09/18/24 8
Citigroup GBP 1,347 USD 1,733 09/18/24 1
Citigroup HKD 6,579 USD 845 09/19/24 1
Citigroup JPY 132,141 USD 860 09/18/24 (28)
Citigroup SEK 5,844 USD 571 09/18/24 24
HSBC USD 691 AUD 1,030 09/18/24 (17)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 749 CAD 1,023 09/18/24 (7)
HSBC USD 5,531 GBP 4,364 08/08/24 80
HSBC AUD 4,484 USD 2,933 08/08/24 —
HSBC DKK 6,388 USD 933 09/18/24 4
HSBC EUR 2,150 USD 2,339 09/18/24 7
HSBC GBP 1,347 USD 1,730 09/18/24 (2)
HSBC HKD 6,579 USD 845 09/19/24 1
HSBC JPY 132,141 USD 860 09/18/24 (28)
HSBC SEK 5,844 USD 570 09/18/24 23
JPMorgan Chase CHF 3,805 USD 4,224 08/08/24 (113)
JPMorgan Chase JPY 407,650 USD 2,537 08/08/24 (186)
Northern Trust USD 109 EUR 100 09/18/24 —
Northern Trust EUR 125 USD 137 09/18/24 1
Northern Trust EUR 250 USD 271 09/18/24 —
Royal Bank of Canada USD 691 AUD 1,030 09/18/24 (16)
Royal Bank of Canada USD 748 CAD 1,023 09/18/24 (7)
Royal Bank of Canada USD 11,921 JPY 1,816,530 09/18/24 291
Royal Bank of Canada DKK 6,388 USD 933 09/18/24 4
Royal Bank of Canada EUR 2,150 USD 2,339 09/18/24 7
Royal Bank of Canada GBP 1,347 USD 1,731 09/18/24 (1)
Royal Bank of Canada HKD 6,579 USD 845 09/19/24 1
Royal Bank of Canada JPY 132,141 USD 859 09/18/24 (29)
Royal Bank of Canada SEK 58,152 USD 5,485 08/08/24 53
Royal Bank of Canada SEK 5,844 USD 570 09/18/24 23
State Street USD 221 CHF 196 08/08/24 2
State Street USD 162 EUR 150 09/18/24 —
State Street USD 135 JPY 20,912 08/08/24 4
State Street USD 77 NOK 846 08/08/24 —
State Street CHF 1,382 USD 1,567 09/18/24 (15)
State Street EUR 76 USD 82 08/08/24 —
State Street EUR 12,100 USD 13,022 09/18/24 (101)
State Street GBP 118 USD 152 08/08/24 —
State Street GBP 3,400 USD 4,311 09/18/24 (62)
State Street SEK 833 USD 77 08/08/24 (1)
UBS CHF 3,805 USD 4,224 08/08/24 (113)
Westpac USD 2,533 NZD 4,177 08/08/24 (47)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (351)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging
Markets Index Bank of America USD 28,000 (1.000%)
(2)
06/20/29
930 (141) 789
CDX NA High Yield
Index Bank of America USD 34,000 (5.000%)
(2)
06/20/29 (2,341) (170) (2,511)
Total Open Credit Indices - Purchase Protection Contracts (1,411) (311) (1,722)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 463
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Arcelor Mittal Morgan Stanley 1.695% EUR 120 5.000%
(2)
12/20/29
22 — 22
Avis Budget Group, Inc. Morgan Stanley 5.144% USD 270 5.000%
(2)
12/20/29
2 (2) —
Calpine Corp. Morgan Stanley 1.811% USD 181 5.000%
(2)
12/20/29
27 1 28
Calpine Corp. Morgan Stanley 2.923% USD 42 5.000%
(2)
06/20/29
6 — 6
Ford Motor Co. Morgan Stanley 1.815% USD 300 5.000%
(2)
12/20/29
49 (3) 46
Forvia Morgan Stanley 2.692% EUR 150 5.000%
(2)
12/20/29
20 (1) 19
General Motors Co. Morgan Stanley 1.368% USD 180 5.000%
(2)
12/20/29
33 (1) 32
Goodyear Tire & Rubber Co. Morgan Stanley 2.837% USD 278 5.000%
(2)
12/20/29
28 1 29
Lanxess AG Morgan Stanley 1.448% EUR 210 1.000%
(2)
12/20/29
(8) 3 (5)
Macys, Inc. Morgan Stanley 3.076% USD 220 1.000%
(2)
12/20/29
(20) — (20)
Navient Corp. Morgan Stanley 3.296% USD 300 5.000%
(2)
12/20/29
23 1 24
Nordstrom, Inc. Morgan Stanley 3.656% USD 175 1.000%
(2)
12/20/29
(17) (4) (21)
NRG Energy, Inc. Morgan Stanley 1.420% USD 345 5.000%
(2)
12/20/29
58 2 60
NRG Energy, Inc. Morgan Stanley 2.036% USD 42 5.000%
(2)
06/20/29
11 (4) 7
Renault Morgan Stanley 1.581% EUR 100 1.000%
(2)
12/20/29
(2) (1) (3)
Schaeffler AG Morgan Stanley 1.843% EUR 175 5.000%
(2)
12/20/29
31 (1) 30
Telecom Italia SpA Morgan Stanley 2.129% EUR 375 1.000%
(2)
12/20/29
(20) (1) (21)
Thyssenkrupp AG Morgan Stanley 1.668% EUR 150 1.000%
(2)
12/20/27
(1) (3) (4)
Valeo SA Morgan Stanley 2.211% EUR 150 1.000%
(2)
12/20/29
(8) (1) (9)
Virgin Media Finance PLC Morgan Stanley 4.349% EUR 140 5.000%
(2)
12/20/29
4 1 5
Volvo
JPMorgan
Chase 2.019% EUR 100 5.000%
(2)
12/20/29 16 — 16
Total Open Corporate Issues - Sell Protection Contracts 254 (13) 241
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Morgan Stanley USD 6,462 5.000%
(2)
06/20/27
455 (2) 453
CDX NA High Yield Index Morgan Stanley USD 60 5.000%
(2)
06/20/29 5 (1) 4
Total Open Credit Indices - Sell Protection Contracts 460 (3) 457
Total Open Credit Default Swap Contracts (å) (697) (327) (1,024)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 75,264 $ —
$ —
$ 75, 264
International Debt — 46,313 —
—
46,313
Non-US Bonds — 12,417 —
—
12,417
Common Stocks
Consumer Discretionary 21,192 27,195 —
—
48,387
Consumer Staples 8,062 8,475 —
—
16,537
Energy 7,390 3,861 —
—
11,251
Financial Services 53,813 38,738 —
—
92,551
Health Care 21,731 16,871 —
—
38,602
Materials and Processing 21,119 15,883 —
—
37,002
Producer Durables 22,255 20,879 —
—
43,134
Technology 45,005 25,397 —
—
70,402
Utilities 11,777 12,146 —
—
23,923
Preferred Stocks 588 1,193 — — 1,780
Warrants and Rights — — — — —
Short-Term Investments — 22, 289 — 32,477 54, 766
Other Securities — — — 5,658 5,658
Total Investments 212,932 326,920 — 38,135 577,987
Other Financial Instruments
Assets
Futures Contracts 6,348 — — — 6,348
Foreign Currency Exchange Contracts — 661 — — 66 1
Credit Default Swap Contracts — 1,570 — — 1,570
A
Liabilities
Futures Contracts (10,933) — — — (10,933)
Foreign Currency Exchange Contracts — (1,012) — — (1,01 2 )
Credit Default Swap Contracts — (2,594) — — (2,594)
Total Other Financial Instruments
*
$ (4,585) $ (1,375) $ — $ — $ (5,960)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended July 31, 2024, if any, see note 1 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of July 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
293
Argentina ............................................................................................
996
Australia .............................................................................................
4,603

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 465
Amounts in thousands
Country Exposure
Fair Value
$
Austria ................................................................................................
364
Azerbaijan ..........................................................................................
171
Bahrain ...............................................................................................
851
Belgium ..............................................................................................
1,194
Bolivia, Plurinational State of ............................................................
67
Brazil ..................................................................................................
7,963
Canada ................................................................................................
12,305
Chile ...................................................................................................
1,457
China ..................................................................................................
23,145
Colombia ............................................................................................
1,066
Costa Rica ..........................................................................................
309
Cyprus ................................................................................................
105
Denmark .............................................................................................
5,379
Dominican Republic ..........................................................................
900
Ecuador ..............................................................................................
417
Egypt ..................................................................................................
778
El Salvador .........................................................................................
121
Finland ...............................................................................................
2,210
France .................................................................................................
12,439
Germany .............................................................................................
10,905
Ghana .................................................................................................
1,264
Greece ................................................................................................
1,019
Guatemala ..........................................................................................
982
Hong Kong .........................................................................................
3,262
Hungary ..............................................................................................
723
India ...................................................................................................
11,394
Indonesia ............................................................................................
4,719
Ireland ................................................................................................
1,830
Israel ...................................................................................................
1,950
Italy ....................................................................................................
4,986
Ivory Coast .........................................................................................
289
Japan ..................................................................................................
22,570
Jersey ..................................................................................................
940
Jordan .................................................................................................
369
Kazakhstan .........................................................................................
1,452
Kenya .................................................................................................
192
Lebanon ..............................................................................................
6
Luxembourg .......................................................................................
1,703
Macao .................................................................................................
386
Malaysia .............................................................................................
824
Mexico ...............................................................................................
4,226
Montenegro ........................................................................................
110
Morocco .............................................................................................
367
Myanmar ............................................................................................
89
Netherlands ........................................................................................
5,689
Nigeria ................................................................................................
589
Norway ...............................................................................................
541
Oman ..................................................................................................
911
Pakistan ..............................................................................................
331
Panama ...............................................................................................
830
Paraguay .............................................................................................
203
Peru ....................................................................................................
754
Philippines ..........................................................................................
1,539
Poland ................................................................................................
1,296

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Portugal ..............................................................................................
396
Puerto Rico .........................................................................................
748
Qatar ...................................................................................................
985
Romania .............................................................................................
739
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,947
Senegal ...............................................................................................
145
Serbia .................................................................................................
231
Singapore ...........................................................................................
3,018
Slovenia ..............................................................................................
214
South Africa .......................................................................................
6,651
South Korea .......................................................................................
14,615
Spain ..................................................................................................
4,779
Sweden ...............................................................................................
5,071
Switzerland ........................................................................................
6,376
Taiwan ................................................................................................
10,454
Thailand .............................................................................................
1,121
Trinidad and Tobago ..........................................................................
200
Turkey ................................................................................................
2,528
Ukraine ...............................................................................................
723
United Arab Emirates .........................................................................
1,339
United Kingdom .................................................................................
26,113
United States ......................................................................................
320,811
Uruguay ..............................................................................................
641
Uzbekistan ..........................................................................................
196
Venezuela, Bolivarian Republic of ....................................................
144
Zambia ...............................................................................................
429
Total Investments ............................................................................... 577,987
Transactions (amounts in thousands) during the period ended July 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 31,283 $ 327,946 $ 326,757 $ 3 $ 2 $ 32,477 $ 1,222 $ —
U.S. Cash Collateral Fund 5,630 46,862 46,834 — — 5,658 295 —
$ 36,913 $ 374,808 $ 373,591 $ 3 $ 2 $ 38,135 $ 1,517 $ —

Russell Investment Company
Notes to Schedules of Investments — July 31, 2024 (Unaudited)
Notes to Schedules of Investments 467
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2024 (Unaudited)
468 Notes to Schedules of Investments
Foreign Currency Abbreviations:
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2024 (Unaudited)
Notes to Quarterly Report 469
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. This Quarterly Report reports on 24 of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated
Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2024 (Unaudited)
470 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2024 (Unaudited)
Notes to Quarterly Report 471
proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Long Duration Bond, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities,
Multi-Strategy Income, and Multi-Asset Growth Strategy Funds had no transfers into or out of Level 3 for the period ended July
31, 2024.
The Opportunistic Credit Fund and Tax-Exempt High Yield Bond Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were $407,415 and $178,800 respectively.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2024 (Unaudited)
472 Notes to Quarterly Report
event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each
Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com